UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-22487

       DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

      New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

       Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report(s) to Shareholders attached herewith.

Xtrackers High Beta High Yield Bond ETF

HYUP: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYUP	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers High Beta High Yield Bond ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	10,601,043
Number of Portfolio Holdings	640
Portfolio Turnover Rate (%)	31
Total Net Advisory Fees Paid ($)	10,662
Modified duration to worst	3.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality

Credit Rating	% of Net Assets
BBB	1%
BB	44%
B	37%
CCC	16%
CC	0%

Sector Allocation

Sector	% of Net Assets
Communications	27%
Consumer, Cyclical	14%
Financial	13%
Consumer, Non-cyclical	13%
Energy	12%
Basic Materials	6%
Industrial	6%
Technology	4%
Utilities	2%
Diversified	0%

Geographical Diversification

Country	% of Net Assets
United States	77%
Canada	5%
United Kingdom	4%
Luxembourg	3%
France	2%
Other	7%

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing involves risk, including the possible loss of principal. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYUP-TSRS

R-104942-1 (04/25) DBX006533 (04/26)

Xtrackers Low Beta High Yield Bond ETF

HYDW: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYDW	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Low Beta High Yield Bond ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	194,011,721
Number of Portfolio Holdings	562
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	289,013
Modified duration to worst	3.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality

Credit Rating	% of Net Assets
BBB	11%
BB	78%
B	10%
CCC	1%

Sector Allocation

Sector	% of Net Assets
Consumer, Cyclical	21%
Consumer, Non-cyclical	20%
Industrial	14%
Financial	13%
Energy	10%
Communications	6%
Basic Materials	5%
Technology	4%
Utilities	4%

Geographical Diversification

Country	% of Net Assets
United States	86%
Canada	5%
Netherlands	2%
Other	4%

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing involves risk, including the possible loss of principal. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. See the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYDW-TSRS

R-104943-1 (04/25) DBX006534 (04/26)

Xtrackers Risk Managed USD High Yield Strategy ETF

HYRM: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYRM	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

This semi-annual shareholder report contains important information about the Xtrackers Risk Managed USD High Yield Strategy ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	45,949,327
Number of Portfolio Holdings	4
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	53,263
Modified duration to worst	3.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality*

Credit Rating	% of Net Assets
BBB	6%
BB	60%
B	24%
CCC	9%
CC	0%

Sector Allocation*

Sector	% of Net Assets
Communications	18%
Consumer, Cyclical	17%
Consumer, Non-cyclical	16%
Financial	13%
Energy	11%
Industrial	10%
Basic Materials	6%
Technology	4%
Utilities	3%

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

* Percentages include the allocations of the Underlying DBX Xtrackers ETFs in which the Fund invests.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The Index Marks, trademarks and trade names, the Index and the Intellectual Property are licensed under an Agreement for use by DBX Advisors LLC (“Licensee”) and the Xtrackers Risk Managed USD High Yield Strategy ETF (the”Fund”). Such Index Marks, trademarks, trade names, Index and Intellectual Property have been created and developed by NorthCrest Asset Management LLC without regard to Licensee or the Fund, their business, and/or any prospective investor in the Fund.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYRM-TSRS

R-104944-1 (04/25) DBX006535 (04/26)

Xtrackers Short Duration High Yield Bond ETF

SHYL: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SHYL	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Short Duration High Yield Bond ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	156,226,707
Number of Portfolio Holdings	776
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	122,262
Modified duration to worst	2.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	58%
B	24%
CCC	11%
CC	0%

Sector Allocation

Sector	% of Net Assets
Consumer, Cyclical	19%
Communications	18%
Consumer, Non-cyclical	16%
Financial	13%
Energy	11%
Industrial	9%
Basic Materials	5%
Technology	5%
Utilities	3%
Diversified	0%

Geographical Diversification

Country	% of Net Assets
United States	80%
Canada	6%
United Kingdom	2%
Luxembourg	2%
Netherlands	2%
Other	6%

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SHYL-TSRS

R-104945-1 (04/25) DBX006536 (04/26)

Xtrackers USD High Yield BB-B ex Financials ETF

BHYB: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BHYB	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers USD High Yield BB-B ex Financials ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	823,393,546
Number of Portfolio Holdings	1,471
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	750,143
Modified duration to worst	3.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality

Credit Rating	% of Net Assets
BBB	7%
BB	67%
B	26%

Sector Allocation

Sector	% of Net Assets
Consumer, Cyclical	22%
Consumer, Non-cyclical	17%
Communications	15%
Energy	13%
Industrial	12%
Basic Materials	7%
Financial	5%
Technology	4%
Utilities	4%
Diversified	0%

Geographical Diversification

Country	% of Net Assets
United States	83%
Canada	6%
United Kingdom	2%
Luxembourg	2%
Other	5%

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in the Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

ICE Data Indices, LLC, is used with permission. “ICE®” is a trade mark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (“Index”) for use by DBX Advisors LLC ("Advisor") in connection with Xtrackers USD High Yield BB-B ex Financials ETF (the “Product”). Neither Advisor, DBX ETF Trust (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. Past performance of an Index is not an indicator of or a guarantee of future results. ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

BHYB-TSRS

R-104946-1 (04/25) DBX006537 (04/26)

Xtrackers USD High Yield Corporate Bond ETF

HYLB: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYLB	$3	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers USD High Yield Corporate Bond ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	3,472,368,324
Number of Portfolio Holdings	1,199
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	843,212
Modified duration to worst	3.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Credit Quality

Credit Rating	% of Net Assets
BBB	6%
BB	61%
B	24%
CCC	9%
CC	0%

Sector Allocation

Sector	% of Net Assets
Communications	18%
Consumer, Cyclical	17%
Consumer, Non-cyclical	16%
Financial	13%
Energy	11%
Industrial	10%
Basic Materials	6%
Technology	4%
Utilities	3%
Diversified	0%

Geographical Diversification

Country	% of Net Assets
United States	81%
Canada	5%
United Kingdom	2%
Luxembourg	2%
Other	7%

The quality ratings represent the highest of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry (or group of industries), country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

HYLB-TSRS

R-104947-1 (04/25) DBX006538 (04/26)

Xtrackers S&P 500 Growth Scored & Screened ETF

SNPG: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPG	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Growth Scored & Screened ETF (formerly, Xtrackers S&P 500 Growth ESG ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	15,994,121
Number of Portfolio Holdings	90
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	11,312

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	65.2% of Net Assets
Apple, Inc.	9.9%
Meta Platforms, Inc.	9.8%
Microsoft Corp.	8.2%
Alphabet, Inc.	7.9%
NVIDIA Corp.	7.8%
Eli Lilly & Co.	5.6%
Visa, Inc.	4.7%
Mastercard, Inc.	4.1%
Costco Wholesale Corp.	4.0%
Tesla, Inc.	3.2%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Communication Services	18%
Financials	13%
Industrials	12%
Health Care	9%
Consumer Discretionary	9%
Consumer Staples	4%
Energy	2%
Materials	1%
Real Estate	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPG-TSRS

R-104953-1 (04/25) DBX006547 (04/26)

Xtrackers S&P 500 Scored & Screened ETF

SNPE: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPE	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Scored & Screened ETF (formerly, Xtrackers S&P 500 ESG ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	1,660,674,769
Number of Portfolio Holdings	316
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	785,457

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	43.6% of Net Assets
Apple, Inc.	10.4%
NVIDIA Corp.	8.7%
Microsoft Corp.	8.4%
Alphabet, Inc.	5.1%
Tesla, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Eli Lilly & Co.	2.1%
Visa, Inc.	1.8%
Exxon Mobil Corp.	1.4%
Mastercard, Inc.	1.3%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	16%
Health Care	11%
Industrials	8%
Consumer Discretionary	8%
Communication Services	7%
Consumer Staples	7%
Energy	4%
Real Estate	3%
Materials	2%
Utilities	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPE-TSRS

R-104954-1 (04/25) DBX006546 (04/26)

Xtrackers S&P 500 Value Scored & Screened ETF

SNPV: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPV	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Value Scored & Screened ETF (formerly, Xtrackers S&P 500 Value ESG ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	7,988,792
Number of Portfolio Holdings	242
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	5,818

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	21.5% of Net Assets
UnitedHealth Group, Inc.	3.2%
Procter & Gamble Co.	3.0%
JPMorgan Chase & Co.	2.3%
Bank of America Corp.	2.2%
Coca-Cola Co.	2.0%
Chevron Corp.	1.9%
Cisco Systems, Inc.	1.9%
Abbott Laboratories	1.7%
Merck & Co., Inc.	1.7%
Linde PLC	1.6%

Sector Allocation

Sector	% of Net Assets
Financials	22%
Health Care	21%
Consumer Staples	12%
Information Technology	9%
Industrials	8%
Consumer Discretionary	7%
Communication Services	5%
Materials	5%
Energy	5%
Real Estate	4%
Utilities	2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPV-TSRS

R-104951-1 (04/25) DBX006548 (04/26)

Xtrackers S&P Dividend Aristocrats Screened ETF

SNPD: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPD	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers S&P Dividend Aristocrats Screened ETF (formerly, Xtrackers S&P ESG Dividend Aristocrats ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	5,415,329
Number of Portfolio Holdings	101
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	4,041

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	23.2% of Net Assets
Verizon Communications, Inc.	3.1%
Franklin Resources, Inc.	2.7%
Realty Income Corp.	2.6%
UGI Corp.	2.5%
Amcor PLC	2.4%
Eversource Energy	2.3%
Best Buy Co., Inc.	2.0%
Chevron Corp.	1.9%
AbbVie, Inc.	1.9%
J M Smucker Co.	1.8%

Sector Allocation

Sector	% of Net Assets
Utilities	18%
Consumer Staples	18%
Industrials	16%
Materials	10%
Financials	8%
Health Care	7%
Real Estate	7%
Information Technology	5%
Consumer Discretionary	4%
Energy	4%
Communication Services	3%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

SNPD-TSRS

R-104950-1 (04/25) DBX006549 (04/26)

Xtrackers S&P MidCap 400 Scored & Screened ETF

MIDE: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MIDE	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers S&P MidCap 400 Scored & Screened ETF (formerly, Xtrackers S&P MidCap 400 ESG ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	7,301,866
Number of Portfolio Holdings	268
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	5,294

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	9.5% of Net Assets
Williams-Sonoma, Inc.	1.3%
Expand Energy Corp.	1.1%
EMCOR Group, Inc.	1.0%
Watsco, Inc.	0.9%
Dynatrace, Inc.	0.9%
Equitable Holdings, Inc.	0.9%
Fidelity National Financial, Inc.	0.9%
US Foods Holding Corp.	0.9%
Pure Storage, Inc.	0.8%
RPM International, Inc.	0.8%

Sector Allocation

Sector	% of Net Assets
Industrials	20%
Financials	20%
Consumer Discretionary	14%
Information Technology	10%
Real Estate	8%
Health Care	7%
Materials	7%
Energy	5%
Consumer Staples	4%
Utilities	2%
Communication Services	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. Investing involves risk, including the possible loss of principal. Stocks may decline in value. Stocks of medium-sized companies involve greater risk than securities of larger, more-established companies. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

MIDE-TSRS

R-104948-1 (04/25) DBX006550 (04/26)

Xtrackers FTSE Developed ex US Multifactor ETF

DEEF: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEEF	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers FTSE Developed ex US Multifactor ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	50,685,032
Number of Portfolio Holdings	1,190
Portfolio Turnover Rate (%)	24
Total Net Advisory Fees Paid ($)	60,402

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	6.8% of Net Assets
Imperial Brands PLC (United Kingdom)	1.0%
Fairfax Financial Holdings Ltd. (Canada)	0.9%
Tesco PLC (United Kingdom)	0.7%
Trelleborg AB (Sweden)	0.7%
Koninklijke Ahold Delhaize NV (Netherlands)	0.7%
Industrivarden AB (Sweden)	0.6%
Securitas AB (Sweden)	0.6%
Metro, Inc. (Canada)	0.6%
Cie Generale des Etablissements Michelin SCA (France)	0.5%
Coles Group Ltd. (Australia)	0.5%

Sector Allocation

Sector	% of Net Assets
Industrials	24%
Financials	14%
Consumer Staples	13%
Consumer Discretionary	11%
Materials	9%
Information Technology	6%
Utilities	6%
Communication Services	6%
Health Care	5%
Real Estate	3%
Energy	2%

Geographical Diversification

Country	% of Net Assets
Japan	29%
United Kingdom	10%
Australia	9%
Sweden	7%
Canada	5%
Switzerland	5%
France	4%
South Korea	4%
Germany	4%
Netherlands	3%
Singapore	3%
Other	13%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Because the Fund seeks to provide exposure to stocks based on the following multifactors – value, momentum, quality, low volatility and size – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DEEF-TSRS

R-104938-1 (04/25) DBX006529 (04/26)

Xtrackers MSCI Kokusai Equity ETF

KOKU: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KOKU	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI Kokusai Equity ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	634,004,014
Number of Portfolio Holdings	1,176
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	277,627

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	26.7% of Net Assets
Apple, Inc. (United States)	5.4%
NVIDIA Corp. (United States)	4.5%
Microsoft Corp. (United States)	4.1%
Amazon.com, Inc. (United States)	3.0%
Alphabet, Inc. (United States)	2.7%
Meta Platforms, Inc. (United States)	2.2%
Broadcom, Inc. (United States)	1.3%
Tesla, Inc. (United States)	1.3%
JPMorgan Chase & Co. (United States)	1.1%
Eli Lilly & Co. (United States)	1.1%

Sector Allocation

Sector	% of Net Assets
Information Technology	25%
Financials	17%
Health Care	11%
Industrials	10%
Consumer Discretionary	10%
Communication Services	8%
Consumer Staples	7%
Energy	4%
Materials	3%
Utilities	3%
Real Estate	2%

Geographical Diversification

Country	% of Net Assets
United States	75%
United Kingdom	4%
Canada	3%
Switzerland	3%
France	3%
Germany	3%
Australia	2%
Other	7%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of a fund may diverge from that of an Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

KOKU-TSRS

R-104939-1 (04/25) DBX006530 (04/26)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

QARP: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QARP	$10	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	63,565,275
Number of Portfolio Holdings	350
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	61,651

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	38.6% of Net Assets
Meta Platforms, Inc.	5.9%
Berkshire Hathaway, Inc.	5.7%
Apple, Inc.	5.1%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	4.0%
Walmart, Inc.	3.3%
Exxon Mobil Corp.	2.9%
Costco Wholesale Corp.	2.6%
Johnson & Johnson	2.5%
Cisco Systems, Inc.	2.2%

Sector Allocation

Sector	% of Net Assets
Consumer Discretionary	16%
Information Technology	15%
Financials	14%
Communication Services	13%
Health Care	12%
Consumer Staples	12%
Industrials	8%
Energy	7%
Materials	2%
Real Estate	1%
Utilities	0%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following factors – quality and value – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

QARP-TSRS

R-104940-1 (04/25) DBX006531 (04/26)

Xtrackers Russell US Multifactor ETF

DEUS: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEUS	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Russell US Multifactor ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	173,471,668
Number of Portfolio Holdings	843
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	149,232

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	8.2% of Net Assets
McKesson Corp.	1.4%
Cardinal Health, Inc.	1.1%
Arch Capital Group Ltd.	1.0%
Cencora, Inc.	0.8%
Kroger Co.	0.8%
Altria Group, Inc.	0.7%
eBay, Inc.	0.6%
Jabil, Inc.	0.6%
AT&T, Inc.	0.6%
F5, Inc.	0.6%

Sector Allocation

Sector	% of Net Assets
Industrials	19%
Financials	15%
Information Technology	13%
Health Care	12%
Consumer Discretionary	10%
Consumer Staples	9%
Utilities	8%
Materials	5%
Communication Services	4%
Real Estate	3%
Energy	2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Stocks may decline in value. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Because the Fund seeks to provide exposure to stocks based on the following multifactors – value, momentum, quality, low volatility and size – it is expected exposure to such investment factors will detract from performance in some market environments, as more fully explained in the fund’s prospectus. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

DEUS-TSRS

R-104941-1 (04/25) DBX006532 (04/26)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

EMCR: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCR	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	41,430,453
Number of Portfolio Holdings	1,314
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	49,380

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	29.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.1%
Tencent Holdings Ltd. (China)	6.2%
Alibaba Group Holding Ltd. (China)	4.4%
Meituan (China)	1.8%
Samsung Electronics Co. Ltd. (South Korea)	1.8%
Infosys Ltd. (India)	1.4%
PDD Holdings, Inc. (Ireland)	1.3%
HDFC Bank Ltd. (India)	1.1%
International Holding Co. PJSC (United Arab Emirates)	1.1%
Xiaomi Corp. (China)	1.1%

Sector Allocation

Sector	% of Net Assets
Information Technology	26%
Financials	24%
Consumer Discretionary	16%
Communication Services	13%
Health Care	6%
Industrials	6%
Materials	3%
Consumer Staples	3%
Real Estate	2%
Utilities	1%

Geographical Diversification

Country	% of Net Assets
China	33%
Taiwan	20%
India	16%
South Korea	9%
Brazil	3%
South Africa	3%
United Arab Emirates	2%
Saudi Arabia	2%
Mexico	2%
Other	10%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including possible loss of principal. Incorporation of ESG criteria in the Fund's investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Underlying Index's methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Please read the applicable prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EMCR-TSRS

R-104949-1 (04/25) DBX006539 (04/26)

Xtrackers MSCI EAFE Selection Equity ETF

EASG: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EASG	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI EAFE Selection Equity ETF (formerly, Xtrackers MSCI EAFE ESG Leaders Equity ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	54,105,559
Number of Portfolio Holdings	346
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	36,272

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	22.9% of Net Assets
Novo Nordisk A/S (Denmark)	3.4%
ASML Holding NV (Netherlands)	3.2%
AstraZeneca PLC (United Kingdom)	2.7%
Novartis AG (Switzerland)	2.5%
HSBC Holdings PLC (United Kingdom)	2.4%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.3%
Sony Group Corp. (Japan)	1.8%
Unilever PLC (United Kingdom)	1.6%
Schneider Electric SE (France)	1.5%
TotalEnergies SE (France)	1.5%

Sector Allocation

Sector	% of Net Assets
Financials	23%
Industrials	17%
Health Care	13%
Consumer Discretionary	12%
Consumer Staples	8%
Information Technology	8%
Communication Services	6%
Materials	5%
Energy	3%
Utilities	3%
Real Estate	2%

Geographical Diversification

Country	% of Net Assets
Japan	25%
United Kingdom	15%
France	12%
Switzerland	10%
Netherlands	6%
Australia	6%
Germany	5%
Denmark	5%
Sweden	5%
Italy	3%
Hong Kong	2%
Other	4%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EASG-TSRS

R-104952-1 (04/25) DBX006540 (04/26)

Xtrackers MSCI Emerging Markets Climate Selection ETF

EMCS: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCS	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Climate Selection ETF (formerly, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

This report describes changes to the Fund that occurred during the reporting period.

Key Fund Statistics

Net Assets ($)	196,569,189
Number of Portfolio Holdings	67
Portfolio Turnover Rate (%)	137
Total Net Advisory Fees Paid ($)	165,248

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	46.0% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	14.1%
Tencent Holdings Ltd. (China)	8.3%
Alibaba Group Holding Ltd. (China)	5.7%
Samsung Electronics Co. Ltd. (South Korea)	4.1%
Xiaomi Corp. (China)	2.7%
Meituan (China)	2.5%
HDFC Bank Ltd. (India)	2.4%
Reliance Industries Ltd. (India)	2.2%
China Construction Bank Corp. (China)	2.1%
ICICI Bank Ltd. (India)	1.9%

Sector Allocation

Sector	% of Net Assets
Financials	36%
Information Technology	28%
Consumer Discretionary	17%
Communication Services	10%
Consumer Staples	3%
Energy	2%
Materials	1%
Real Estate	1%
Utilities	1%
Industrials	0%

Geographical Diversification

Country	% of Net Assets
China	32%
Taiwan	31%
India	16%
South Korea	6%
Brazil	5%
South Africa	3%
Ireland	2%
Other	4%

Holdings-based data is subject to change.

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective November 4, 2024 (the “Effective Date”), the Fund's Board of Trustees approved changes to the Fund proposed by DBX Advisors LLC, the Fund’s investment advisor (the “Advisor”).

(i) the Fund’s name changed from Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF to Xtrackers MSCI Emerging Markets Climate Selection ETF and the Fund’s ticker symbol changed from EMSG to EMCS;

(ii) the Fund’s investment objective of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index changed to seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Global Climate 500 Emerging Markets Selection Index.

In addition, as of the Effective Date, the Advisor contractually agreed through December 31, 2025 to waive a portion of its management fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.15% of the fund’s average daily net assets.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund's investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Underlying Index's methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not follow a carbon reduction strategy. Stocks may decline in value.  Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of a fund may diverge from that of an underlying index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund. Please read the applicable prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

EMCS-TSRS

R-104959-1 (04/25) DBX006541 (04/26)

Xtrackers MSCI USA Climate Action Equity ETF

USCA: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCA	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI USA Climate Action Equity ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	2,839,235,415
Number of Portfolio Holdings	293
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	892,096

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	36.5% of Net Assets
Apple, Inc.	5.5%
Amazon.com, Inc.	4.9%
Microsoft Corp.	4.8%
Alphabet, Inc.	4.7%
NVIDIA Corp.	4.4%
Meta Platforms, Inc.	4.0%
Tesla, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Eli Lilly & Co.	2.1%
Visa, Inc.	1.7%

Sector Allocation

Sector	% of Net Assets
Information Technology	25%
Financials	15%
Communication Services	13%
Health Care	12%
Consumer Discretionary	12%
Consumer Staples	7%
Industrials	6%
Energy	4%
Utilities	2%
Real Estate	2%
Materials	2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USCA-TSRS

R-104958-1 (04/25) DBX006542 (04/26)

Xtrackers MSCI USA Selection Equity ETF

USSG: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USSG	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers MSCI USA Selection Equity ETF (formerly, Xtrackers MSCI USA ESG Leaders Equity ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	554,947,894
Number of Portfolio Holdings	291
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	400,415

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	43.3% of Net Assets
NVIDIA Corp.	11.4%
Microsoft Corp.	10.4%
Alphabet, Inc.	6.9%
Tesla, Inc.	3.2%
Eli Lilly & Co.	2.8%
Visa, Inc.	2.3%
Mastercard, Inc.	1.8%
Procter & Gamble Co.	1.5%
Johnson & Johnson	1.5%
Home Depot, Inc.	1.5%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	14%
Health Care	11%
Consumer Discretionary	11%
Communication Services	9%
Industrials	8%
Consumer Staples	5%
Materials	3%
Real Estate	2%
Energy	2%
Utilities	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Performance of the Fund may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USSG-TSRS

R-104957-1 (04/25) DBX006543 (04/26)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

USNZ: NYSE Arca, Inc.

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USNZ	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	245,008,790
Number of Portfolio Holdings	336
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	114,949

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	38.1% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	7.6%
NVIDIA Corp.	6.5%
Alphabet, Inc.	3.8%
Meta Platforms, Inc.	3.7%
Broadcom, Inc.	1.9%
Eli Lilly & Co.	1.7%
JPMorgan Chase & Co.	1.5%
Visa, Inc.	1.3%
Mastercard, Inc.	1.0%

Sector Allocation

Sector	% of Net Assets
Information Technology	37%
Health Care	16%
Financials	12%
Communication Services	11%
Consumer Discretionary	6%
Real Estate	5%
Consumer Staples	5%
Industrials	5%
Materials	2%
Utilities	1%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Incorporation of ESG criteria in the Fund’s investment strategy does not guarantee a return or protect against a loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the Fund. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not follow a carbon reduction strategy. This Fund is non-diversified and can take larger portions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

USNZ-TSRS

R-104956-1 (04/25) DBX006544 (04/26)

Xtrackers RREEF Global Natural Resources ETF

NRES: Nasdaq Stock Market

Semi-Annual Shareholder Report — February 28, 2025

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NRES	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

This semi-annual shareholder report contains important information about the Xtrackers RREEF Global Natural Resources ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Key Fund Statistics

Net Assets ($)	29,329,973
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	66,322

What did the Fund invest in?

Ten Largest Equity Holdings

Holdings	40.9% of Net Assets
Shell PLC (United Kingdom)	7.2%
Corteva, Inc. (United States)	4.4%
Exxon Mobil Corp. (United States)	4.2%
Agnico Eagle Mines Ltd. (Canada)	4.1%
Glencore PLC (Switzerland)	4.0%
TotalEnergies SE (France)	3.9%
Nutrien Ltd. (Canada)	3.7%
UPM-Kymmene OYJ (Finland)	3.6%
Smurfit WestRock PLC (Ireland)	2.9%
BP PLC (United Kingdom)	2.9%

Sector Allocation

Industry	% of Net Assets
Metals & Mining	33%
Oil, Gas & Consumable Fuels	32%
Chemicals	10%
Paper & Forest Products	10%
Containers & Packaging	8%
Food Products	4%
Specialized REITs	2%

Geographical Diversification

Country	% of Net Assets
United States	32%
Canada	18%
United Kingdom	15%
Switzerland	6%
Brazil	6%
Finland	5%
France	4%
Ireland	4%
Norway	3%
Luxembourg	2%
South Africa	2%
Other	2%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, and financial statements and other information, please visit dws.com/etfreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (844) 851-4255.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. There are special risks associated with natural resources investments, this means that the Fund is more vulnerable to the price movements that particularly affect one or more of the various industries and sub-industries within the natural resources sector. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. An investment in this Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the fund. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's investment objectives, risk factors, and charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (844) 851‑4255, or visit dws.com/etfreports to view or download a prospectus. Please read the prospectus carefully before you invest.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. ("ALPS"). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

© 2025 DWS Group. All rights reserved. Xtrackers™ is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

NRES-TSRS

R-104955-1 (04/25) DBX006545 (04/26)

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included under Item 7.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell US Multifactor ETF (DEUS)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 98.3%

Australia — 9.4%
AGL Energy Ltd.	21,530	140,043
ALS Ltd.	3,886	39,196
Ampol Ltd.	6,037	99,521
Ansell Ltd.	1,466	31,834
ANZ Group Holdings Ltd.	2,075	38,439
APA Group (a)	9,310	42,726
Aristocrat Leisure Ltd.	3,657	163,963
ASX Ltd.	2,000	83,303
Atlas Arteria Ltd. (a)	4,504	14,172
Aurizon Holdings Ltd.	43,099	87,104
Bank of Queensland Ltd.	1,164	4,850
Bendigo & Adelaide Bank Ltd.	1,554	10,359
BHP Group Ltd.	596	14,469
BlueScope Steel Ltd.	11,891	179,389
Brambles Ltd.	16,674	216,706
CAR Group Ltd.	2,646	61,045
Challenger Ltd.	887	3,210
Cleanaway Waste Management Ltd.	33,992	53,902
Cochlear Ltd.	557	89,661
Coles Group Ltd.	20,710	257,313
Commonwealth Bank of Australia	71	6,920
Computershare Ltd.	6,273	160,209
CSL Ltd.	225	36,458
Deterra Royalties Ltd.	4,445	9,923
Domino’s Pizza Enterprises Ltd.	195	3,435
Downer EDI Ltd.	11,607	39,914
EBOS Group Ltd.	5,441	120,278
Endeavour Group Ltd.	28,836	74,775
Evolution Mining Ltd.	11,901	45,070
Fortescue Ltd.	2,707	27,792
Goodman Group REIT	471	9,170
GPT Group REIT	349	1,000
Harvey Norman Holdings Ltd.	19,365	62,860
Incitec Pivot Ltd.	30,786	52,647
Insurance Australia Group Ltd.	37,541	184,425
JB Hi-Fi Ltd.	3,710	212,365
Lendlease Corp. Ltd. (a)	594	2,279
Lottery Corp. Ltd.	25,857	76,376
Macquarie Group Ltd.	147	20,713
Magellan Financial Group Ltd.	1,480	7,427
Medibank Pvt Ltd.	89,543	242,218
Metcash Ltd.	17,944	35,038
National Australia Bank Ltd.	264	5,795
New Hope Corp. Ltd.	3,129	7,822
Northern Star Resources Ltd.	4,223	45,063
Orica Ltd.	8,830	90,381
Origin Energy Ltd.	16,951	115,318
Pro Medicus Ltd.	132	20,788

	Number of Shares	Value $

Qantas Airways Ltd. *	8,274	48,982
QBE Insurance Group Ltd.	13,711	183,569
Qube Holdings Ltd.	35,104	87,318
Ramsay Health Care Ltd.	1,970	42,142
REA Group Ltd.	249	36,877
Reece Ltd.	1,762	18,901
Region RE Ltd. REIT	5,418	6,907
Rio Tinto Ltd.	2,061	145,299
Santos Ltd.	8,939	36,354
Scentre Group REIT	9,344	19,582
SEEK Ltd.	719	10,722
SGH Ltd.	2,101	67,442
Sonic Healthcare Ltd.	2,811	47,983
South32 Ltd.	9,528	20,856
Steadfast Group Ltd.	19,019	66,349
Stockland REIT	7,394	23,404
Suncorp Group Ltd.	5,493	68,692
Telstra Group Ltd.	16,038	41,289
TPG Telecom Ltd.	1,200	3,455
Transurban Group (a)	5,019	41,042
Treasury Wine Estates Ltd.	2,610	17,740
Vicinity Ltd. REIT	35,737	48,446
Washington H Soul Pattinson & Co. Ltd.	2,055	43,589
Wesfarmers Ltd.	3,212	148,126
Westpac Banking Corp.	1,059	20,948
Woodside Energy Group Ltd.	676	10,413
Woolworths Group Ltd.	4,176	77,931
Worley Ltd.	852	8,064
Yancoal Australia Ltd.	2,669	10,091

(Cost $4,437,248)		4,750,177

Austria — 0.3%
ANDRITZ AG	1,426	84,088
Erste Group Bank AG	268	18,017
Raiffeisen Bank International AG	342	9,177
Telekom Austria AG	1,548	13,700
Verbund AG	299	22,638
voestalpine AG	373	8,581

(Cost $138,641)		156,201

Belgium — 0.7%
Ackermans & van Haaren NV	301	61,293
Ageas SA/NV	370	20,260
Anheuser-Busch InBev SA/NV	80	4,796
D’ieteren Group	162	26,940
Groupe Bruxelles Lambert NV	1,313	93,811
KBC Group NV	189	16,429
Lotus Bakeries NV	5	45,188
Syensqo SA	635	46,439
UCB SA	195	36,818

(Cost $329,976)		351,974

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Bermuda — 0.2%
Hiscox Ltd.

(Cost $83,203)	5,496	82,075

Canada — 5.0%
Agnico Eagle Mines Ltd.	517	50,019
Alimentation Couche-Tard, Inc.	837	41,793
Bank of Montreal	67	6,919
Bank of Nova Scotia	361	17,998
Barrick Gold Corp.	2,277	40,559
BCE, Inc.	924	21,436
Brookfield Corp.	124	7,206
Canadian Imperial Bank of Commerce	386	23,491
Canadian National Railway Co.	545	55,493
Canadian Natural Resources Ltd.	54	1,531
Canadian Pacific Kansas City Ltd.	470	36,767
CGI, Inc.	1,009	105,043
Constellation Software, Inc.	20	69,237
Dollarama, Inc.	1,671	174,959
Enbridge, Inc.	789	33,854
Fairfax Financial Holdings Ltd.	318	459,165
Fortis, Inc.	3,000	132,116
Franco-Nevada Corp.	176	25,231
George Weston Ltd.	1,083	173,981
Great-West Lifeco, Inc.	183	6,827
Hydro One Ltd., 144A	2,155	69,323
Imperial Oil Ltd.	95	6,469
Intact Financial Corp.	279	55,207
Loblaw Cos. Ltd.	989	130,052
Magna International, Inc.	434	15,874
Manulife Financial Corp.	1,006	31,467
Metro, Inc.	4,155	276,087
National Bank of Canada	144	12,036
Nutrien Ltd.	107	5,632
Power Corp. of Canada	667	22,734
Restaurant Brands International, Inc.	363	23,783
Royal Bank of Canada	52	6,172
South Bow Corp.	148	3,955
Sun Life Financial, Inc.	670	37,422
Suncor Energy, Inc.	519	19,945
TC Energy Corp.	743	33,396
TELUS Corp.	2,159	33,557
Thomson Reuters Corp.	196	35,189
Toronto-Dominion Bank	186	11,187
Tourmaline Oil Corp.	681	31,555
Waste Connections, Inc.	585	111,416
Wheaton Precious Metals Corp.	904	62,685

(Cost $2,113,216)		2,518,768

	Number of Shares	Value $

Chile — 0.0%
Antofagasta PLC

(Cost $25,797)	1,208	26,367

China — 0.1%
Lenovo Group Ltd.	28,535	42,491
Shenzhou International Group Holdings Ltd.	699	5,106

(Cost $30,279)		47,597

Denmark — 1.0%
A.P. Moller — Maersk A/S, Class A	15	26,022
A.P. Moller — Maersk A/S, Class B	13	22,797
Carlsberg AS, Class B	707	88,872
Coloplast A/S, Class B	93	9,908
Danske Bank A/S	628	21,132
Demant A/S *	361	13,029
DSV A/S	102	20,532
Genmab A/S *	38	8,524
H Lundbeck A/S	6,104	34,049
H Lundbeck A/S, Class A	2,285	10,229
Novo Nordisk A/S, Class B	126	11,324
Novonesis (Novozymes) B, Class B	1,424	86,263
Pandora A/S	393	69,465
ROCKWOOL A/S, Class B	80	31,572
Tryg A/S	1,918	41,993
Vestas Wind Systems A/S *	255	3,606

(Cost $466,227)		499,317

Finland — 1.4%
Elisa OYJ	1,960	90,383
Fortum OYJ	321	5,039
Kesko OYJ, Class B	4,761	90,413
Kone OYJ, Class B	2,883	162,509
Metso Corp.	774	8,581
Nokia OYJ	5,759	27,758
Nordea Bank Abp	2,034	26,770
Orion OYJ, Class B	1,065	60,010
Sampo OYJ, Class A	8,315	73,124
Stora Enso OYJ, Class R	943	10,165
UPM-Kymmene OYJ	2,966	86,802
Valmet OYJ	1,524	42,794
Wartsila OYJ Abp	1,816	34,515

(Cost $743,158)		718,863

France — 4.3%
Accor SA	615	30,739
Aeroports de Paris SA	38	3,899
Air Liquide SA	156	28,655
Airbus SE	26	4,481
Alstom SA *	263	5,766
Amundi SA, 144A	511	36,563

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Arkema SA	114	9,414
AXA SA	270	10,513
BioMerieux	212	25,465
Bollore SE	732	4,431
Bouygues SA	1,973	67,795
Bureau Veritas SA	2,206	66,441
Canal+ SA *	1,713	3,753
Capgemini SE	188	29,162
Carrefour SA	4,530	60,327
Cie de Saint-Gobain SA	1,252	125,937
Cie Generale des Etablissements Michelin SCA	7,542	267,940
Credit Agricole SA	450	7,493
Danone SA	1,359	97,324
Dassault Systemes SE	305	12,047
Edenred SE	320	10,207
Eiffage SA	754	75,734
Engie SA	7,623	136,677
EssilorLuxottica SA	99	29,539
Eurazeo SE	2,280	180,330
Getlink SE	1,762	29,265
Havas NV *	1,713	2,476
Hermes International SCA	1	2,846
Ipsen SA	66	7,633
JCDecaux SE *	272	4,127
La Francaise des Jeux SAEM, 144A	1,276	48,782
Legrand SA	936	102,747
L’Oreal SA	15	5,507
Neoen SA, 144A	118	4,890
Orange SA	10,819	129,902
Pernod Ricard SA	65	6,980
Pluxee NV	1,318	29,765
Publicis Groupe SA	764	75,880
Renault SA	159	8,242
Rexel SA	560	15,177
Safran SA	42	10,924
Sanofi SA	338	36,685
Schneider Electric SE	137	33,333
SEB SA	539	47,704
Sodexo SA	466	35,888
Teleperformance SE	188	18,117
Thales SA	76	15,148
TotalEnergies SE	247	14,843
Veolia Environnement SA	2,889	86,411
Vinci SA	475	54,883
Vivendi SE	1,713	5,184
Wendel SE	122	12,257

(Cost $2,087,296)		2,176,228

Germany — 3.3%
adidas AG	107	27,397

	Number of Shares	Value $
Allianz SE	38	13,053
BASF SE	642	32,857
Bayer AG	80	1,889
Bayerische Motoren Werke AG	253	22,076
Bechtle AG	338	11,558
Beiersdorf AG	217	29,846
Brenntag SE	917	60,864
Carl Zeiss Meditec AG	130	8,119
Commerzbank AG	291	6,237
Continental AG	255	18,336
Covestro AG *	103	6,352
CTS Eventim AG & Co. KGaA	235	25,809
Daimler Truck Holding AG	675	29,561
Deutsche Bank AG (b)	103	2,220
Deutsche Boerse AG	58	15,152
Deutsche Lufthansa AG	249	1,788
Deutsche Post AG	1,224	47,978
Deutsche Telekom AG	2,799	101,156
DWS Group GmbH & Co. KGaA, 144A (b)	132	6,326
E.ON SE	7,726	98,871
Evonik Industries AG	1,308	26,064
Fielmann Group AG	99	4,247
Fresenius Medical Care AG	1,691	81,601
Fresenius SE & Co. KGaA *	1,642	65,677
FUCHS SE	881	32,527
GEA Group AG	2,555	148,006
Hannover Rueck SE	81	21,591
Heidelberg Materials AG	1,419	214,280
Henkel AG & Co. KGaA	513	39,294
HOCHTIEF AG	139	21,756
Infineon Technologies AG	232	8,568
KION Group AG	144	5,794
Knorr-Bremse AG	593	51,496
Mercedes-Benz Group AG	338	21,010
Merck KGaA	316	44,712
MTU Aero Engines AG	63	21,884
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	45	25,581
Nemetschek SE	185	21,549
Puma SE	77	2,309
Rational AG	25	22,555
Rheinmetall AG	3	3,140
RWE AG	1,342	42,317
SAP SE	46	12,692
Scout24 SE, 144A	602	59,071
Siemens AG	141	32,437
Siemens Healthineers AG, 144A	188	10,511
Symrise AG	410	41,412
Talanx AG	109	9,936

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Traton SE	405	15,290

(Cost $1,403,255)		1,674,752

Hong Kong — 2.6%
AIA Group Ltd.	807	6,164
ASMPT Ltd.	1,078	8,401
Bank of East Asia Ltd.	12,711	18,699
BOC Hong Kong Holdings Ltd.	7,076	24,886
Cathay Pacific Airways Ltd.	25,956	34,245
Chow Tai Fook Jewellery Group Ltd.	5,749	5,552
CK Asset Holdings Ltd.	5,930	25,774
CK Hutchison Holdings Ltd.	18,351	91,678
CK Infrastructure Holdings Ltd.	4,889	33,541
CLP Holdings Ltd.	13,950	115,615
CTF Services Ltd.	31,290	31,827
Dah Sing Banking Group Ltd.	8,911	10,095
First Pacific Co. Ltd.	25,012	14,634
Hang Lung Group Ltd.	7,657	10,614
Hang Seng Bank Ltd.	944	13,232
Henderson Land Development Co. Ltd.	5,921	16,180
Hong Kong & China Gas Co. Ltd.	104,129	83,019
Hong Kong Exchanges & Clearing Ltd.	181	8,146
Hutchison Port Holdings Trust, Class U	65,900	10,874
Jardine Matheson Holdings Ltd.	1,373	54,769
Johnson Electric Holdings Ltd.	6,890	12,936
Kerry Properties Ltd.	9,470	19,484
Link REIT	699	3,169
MTR Corp. Ltd.	2,886	9,426
PCCW Ltd.	150,808	87,268
Power Assets Holdings Ltd.	22,705	153,868
Shangri-La Asia Ltd.	9,742	5,512
Sino Land Co. Ltd.	26,227	26,273
SITC International Holdings Co. Ltd.	5,030	12,109
Sun Hung Kai Properties Ltd.	3,215	30,097
Swire Pacific Ltd., Class A	3,770	31,294
Swire Pacific Ltd., Class B	12,508	17,307
Techtronic Industries Co. Ltd.	2,189	30,513
VTech Holdings Ltd.	7,712	53,304
WH Group Ltd., 144A	202,383	164,998
Wharf Holdings Ltd.	2,037	4,736
Xinyi Glass Holdings Ltd.	5,870	5,601
Yue Yuen Industrial Holdings Ltd.	8,697	17,782

(Cost $1,272,427)		1,303,622

Ireland — 0.9%
Bank of Ireland Group PLC	459	5,413
DCC PLC	952	64,251
Experian PLC	1,671	79,196

	Number of Shares	Value $
Glanbia PLC	4,366	50,310
James Hardie Industries PLC CDI *	2,046	64,392
Kerry Group PLC, Class A	921	97,029
Kingspan Group PLC	518	42,586
Smurfit WestRock PLC	1,143	59,065

(Cost $426,928)		462,242

Israel — 1.6%
Airport City Ltd. *	261	4,305
Amot Investments Ltd.	1,335	7,253
Azrieli Group Ltd.	410	31,423
Bank Hapoalim BM	8,599	117,376
Bank Leumi Le-Israel BM	7,040	93,513
Bezeq The Israeli Telecommunication Corp. Ltd.	32,073	53,129
Big Shopping Centers Ltd. *	99	15,068
Elbit Systems Ltd.	127	38,652
Energix-Renewable Energies Ltd.	2,954	9,489
Enlight Renewable Energy Ltd. *	800	13,857
First International Bank Of Israel Ltd.	480	25,664
Gav-Yam Lands Corp. Ltd.	651	5,474
Harel Insurance Investments & Financial Services Ltd.	1,354	22,644
ICL Group Ltd.	3,421	20,819
Israel Discount Bank Ltd., Class A	7,143	55,341
Melisron Ltd.	345	30,602
Mivne Real Estate KD Ltd.	3,677	11,056
Mizrahi Tefahot Bank Ltd.	807	37,944
Nice Ltd. *	200	29,062
Nova Ltd. *	130	31,776
Phoenix Financial Ltd.	576	10,417
Strauss Group Ltd.	72	1,614
Teva Pharmaceutical Industries Ltd. *	1,379	22,866
Tower Semiconductor Ltd. *	2,409	102,089

(Cost $597,803)		791,433

Italy — 2.0%
A2A SpA	9,127	20,778
Amplifon SpA	319	8,092
Banca Mediolanum SpA	194	2,742
Banco BPM SpA	2,905	29,064
BPER Banca SPA	1,135	8,674
Brunello Cucinelli SpA	162	21,060
Buzzi SpA	3,060	138,625
DiaSorin SpA	97	10,234
Enel SpA	5,415	39,754
Eni SpA	1,243	17,909
Ferrari NV	73	34,164
FinecoBank Banca Fineco SpA	1,620	30,259
Generali	803	26,507

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Hera SpA	17,420	67,793
Infrastrutture Wireless Italiane SpA, 144A	1,272	12,806
Interpump Group SpA	280	10,617
Intesa Sanpaolo SpA	4,102	20,191
Italgas SpA	7,557	48,649
Leonardo SpA	1,085	43,511
Mediobanca Banca di Credito Finanziario SpA	1,353	24,132
Moncler SpA	432	29,706
Pirelli & C SpA, 144A	7,543	47,335
Poste Italiane SpA, 144A	898	14,499
PRADA SpA	798	6,793
Prysmian SpA	2,052	121,728
Recordati Industria Chimica e Farmaceutica SpA	717	40,490
Reply SpA	275	44,101
Snam SpA	3,142	15,192
Telecom Italia SpA *	5,485	1,544
Telecom Italia SpA-RSP *	7,274	2,341
Terna - Rete Elettrica Nazionale	4,625	38,769
UniCredit SpA	250	13,159
Unipol Assicurazioni SpA	2,724	40,625

(Cost $830,914)		1,031,843

Japan — 29.5%
ABC-Mart, Inc.	1,289	24,613
Acom Co. Ltd.	4,400	11,341
Activia Properties, Inc. REIT	4	9,051
Advance Residence Investment Corp. REIT	16	15,215
Aeon Co. Ltd.	1,849	45,202
Aeon Mall Co. Ltd.	500	6,745
AEON REIT Investment Corp. REIT	9	7,854
AGC, Inc.	1,754	52,307
Aica Kogyo Co. Ltd.	1,614	35,055
Air Water, Inc.	2,900	35,852
Aisin Corp.	3,279	38,481
Ajinomoto Co., Inc.	600	23,909
Alfresa Holdings Corp.	4,400	58,221
Alps Alpine Co. Ltd.	1,600	16,362
Amada Co. Ltd.	5,043	47,939
Amano Corp.	2,300	58,898
ANA Holdings, Inc.	800	15,130
As One Corp.	700	10,709
Asahi Group Holdings Ltd.	1,476	18,247
Asahi Intecc Co. Ltd.	216	3,500
Asahi Kasei Corp.	14,719	99,774
Asics Corp.	300	6,637
ASKUL Corp.	800	8,425
Azbil Corp.	2,852	21,585
Bandai Namco Holdings, Inc.	3,300	109,493

	Number of Shares	Value $
Bic Camera, Inc.	2,500	26,502
BIPROGY, Inc.	2,200	62,615
Bridgestone Corp.	2,524	97,781
Brother Industries Ltd.	4,642	88,731
Calbee, Inc.	1,280	24,191
Canon Marketing Japan, Inc.	1,100	37,125
Canon, Inc.	5,222	175,447
Capcom Co. Ltd.	1,516	37,232
Casio Computer Co. Ltd.	1,900	15,849
Central Japan Railway Co.	1,655	32,536
Chiba Bank Ltd.	1,300	11,672
Chubu Electric Power Co., Inc.	4,631	48,755
Chugai Pharmaceutical Co. Ltd.	500	24,842
Chugin Financial Group, Inc.	536	5,657
Chugoku Electric Power Co., Inc.	8,383	47,607
Coca-Cola Bottlers Japan Holdings, Inc.	1,800	29,414
COMSYS Holdings Corp.	2,734	57,693
Concordia Financial Group Ltd.	1,300	7,531
Cosmo Energy Holdings Co. Ltd.	1,300	56,867
Cosmos Pharmaceutical Corp.	620	28,977
Credit Saison Co. Ltd.	300	7,010
Dai Nippon Printing Co. Ltd.	8,614	124,441
Daicel Corp.	4,327	37,213
Daido Steel Co. Ltd.	3,175	25,725
Daifuku Co. Ltd.	678	17,520
Dai-ichi Life Holdings, Inc.	900	26,368
Daiichi Sankyo Co. Ltd.	400	9,150
Daikin Industries Ltd.	70	7,293
Daito Trust Construction Co. Ltd.	1,281	132,822
Daiwa House Industry Co. Ltd.	3,302	108,157
Daiwa House REIT Investment Corp. REIT	6	9,858
Daiwa Office Investment Corp. REIT	2	3,887
Daiwa Securities Group, Inc.	5,600	38,889
Daiwa Securities Living Investments Corp. REIT	10	5,893
Denka Co. Ltd.	300	4,136
Denso Corp.	1,284	16,487
Dentsu Group, Inc.	300	6,181
Dentsu Soken, Inc.	100	3,935
Dexerials Corp.	600	8,242
DIC Corp.	2,100	44,663
Disco Corp.	126	31,413
DMG Mori Co. Ltd.	1,300	22,891
Dowa Holdings Co. Ltd.	1,200	36,304
East Japan Railway Co.	3,000	59,086
Ebara Corp.	4,800	78,803
Electric Power Development Co. Ltd.	2,676	45,797
ENEOS Holdings, Inc.	46,620	247,153
EXEO Group, Inc.	4,444	51,150

See Notes to Financial Statements.

6 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Ezaki Glico Co. Ltd.	1,300	39,269
FANUC Corp.	1,780	50,898
Fast Retailing Co. Ltd.	29	8,750
FP Corp.	800	15,321
Frontier Real Estate Investment Corp. REIT	25	13,156
Fuji Electric Co. Ltd.	1,288	56,411
Fuji Media Holdings, Inc.	400	6,369
Fuji Oil Holdings, Inc.	900	16,260
FUJIFILM Holdings Corp.	2,353	47,280
Fujikura Ltd.	200	8,149
Fujitsu Ltd.	5,160	98,581
Fukuoka Financial Group, Inc.	200	5,208
GLP J REIT	15	12,751
Goldwin, Inc.	100	4,782
GS Yuasa Corp.	338	5,335
Gunma Bank Ltd.	900	6,773
Hachijuni Bank Ltd.	900	5,758
Hakuhodo DY Holdings, Inc.	669	4,728
Hankyu Hanshin Holdings, Inc.	467	12,173
Haseko Corp.	4,197	55,020
Heiwa Corp.	400	6,275
Hikari Tsushin, Inc.	223	56,114
Hirogin Holdings, Inc.	1,200	9,369
Hirose Electric Co. Ltd.	226	26,110
Hisamitsu Pharmaceutical Co., Inc.	200	5,606
Hitachi Construction Machinery Co. Ltd.	200	5,153
Hitachi Ltd.	2,130	53,004
Honda Motor Co. Ltd.	3,235	29,904
Horiba Ltd.	654	42,097
Hoshizaki Corp.	326	13,053
House Foods Group, Inc.	1,257	23,439
Hoya Corp.	352	40,866
Hulic Co. Ltd.	5,948	55,338
Idemitsu Kosan Co. Ltd.	25,225	169,651
IHI Corp.	100	5,794
Iida Group Holdings Co. Ltd.	300	4,470
Industrial & Infrastructure Fund Investment Corp. REIT	9	7,101
INFRONEER Holdings, Inc.	784	6,035
Inpex Corp.	2,499	31,616
Internet Initiative Japan, Inc.	1,400	23,565
Invincible Investment Corp. REIT	13	5,521
Isetan Mitsukoshi Holdings Ltd.	2,000	30,074
Isuzu Motors Ltd.	4,600	60,211
Ito En Ltd.	300	6,593
ITOCHU Corp.	1,436	63,550
Itoham Yonekyu Holdings, Inc.	760	18,786
Iwatani Corp.	1,600	16,590
Iyogin Holdings, Inc.	1,200	13,008

	Number of Shares	Value $
Izumi Co. Ltd.	500	10,179
J. Front Retailing Co. Ltd.	965	12,474
Japan Airlines Co. Ltd.	600	10,278
Japan Airport Terminal Co. Ltd.	200	5,933
Japan Exchange Group, Inc.	600	6,281
Japan Hotel REIT Investment Corp. REIT	12	5,534
Japan Logistics Fund, Inc. REIT	9	5,327
Japan Metropolitan Fund Invest REIT	12	7,358
Japan Post Holdings Co. Ltd.	500	5,294
Japan Post Insurance Co. Ltd.	400	7,727
Japan Prime Realty Investment Corp. REIT	4	9,158
Japan Real Estate Investment Corp. REIT	25	17,917
Japan Steel Works Ltd.	400	13,205
Japan Tobacco, Inc.	2,164	53,850
JFE Holdings, Inc.	1,700	21,129
JTEKT Corp.	400	3,007
Justsystems Corp.	300	7,316
Kagome Co. Ltd.	265	5,099
Kajima Corp.	4,700	97,122
Kakaku.com, Inc.	800	11,414
Kamigumi Co. Ltd.	2,732	61,622
Kandenko Co. Ltd.	4,592	76,729
Kaneka Corp.	722	17,885
Kansai Electric Power Co., Inc.	9,911	113,944
Kansai Paint Co. Ltd.	4,288	60,794
Kao Corp.	1,853	79,631
Kawasaki Heavy Industries Ltd.	243	12,078
KDDI Corp.	2,229	72,389
KDX Realty Investment Corp. REIT	13	13,811
Keihan Holdings Co. Ltd.	100	2,232
Keikyu Corp.	3,600	35,117
Keio Corp.	200	5,123
Keisei Electric Railway Co. Ltd.	1,200	11,415
Kewpie Corp.	2,159	40,567
Keyence Corp.	22	8,673
Kikkoman Corp.	1,830	17,651
Kinden Corp.	5,200	109,041
Kintetsu Group Holdings Co. Ltd.	900	20,175
Kirin Holdings Co. Ltd.	3,012	40,504
Kobayashi Pharmaceutical Co. Ltd.	400	14,599
Kobe Bussan Co. Ltd.	800	17,705
Kobe Steel Ltd.	900	10,571
Koito Manufacturing Co. Ltd.	200	2,517
Kokuyo Co. Ltd.	4,300	80,225
Komatsu Ltd.	2,070	61,347
Konami Group Corp.	682	82,798
Kose Corp.	100	4,200

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
K’s Holdings Corp.	7,211	66,992
Kubota Corp.	1,300	15,964
Kuraray Co. Ltd.	6,781	84,439
Kurita Water Industries Ltd.	1,328	42,353
Kusuri no Aoki Holdings Co. Ltd.	300	6,215
Kyocera Corp.	2,888	31,794
Kyoto Financial Group, Inc.	400	5,739
Kyowa Kirin Co. Ltd.	1,300	18,284
Kyudenko Corp.	1,899	56,682
Kyushu Electric Power Co., Inc.	20,264	177,165
Kyushu Financial Group, Inc.	1,100	5,184
Kyushu Railway Co.	2,100	50,251
LaSalle Logiport REIT	7	6,842
Lion Corp.	3,406	38,683
Lixil Corp.	1,311	14,837
Mabuchi Motor Co. Ltd.	2,200	33,892
Macnica Holdings, Inc.	600	7,177
Makita Corp.	2,200	71,360
Mani, Inc.	500	4,456
Marubeni Corp.	1,091	16,995
Marui Group Co. Ltd.	879	15,110
Maruichi Steel Tube Ltd.	1,250	28,734
Maruwa Co. Ltd./Aichi	100	22,131
MatsukiyoCocokara & Co.	1,091	16,528
Mazda Motor Corp.	800	5,351
McDonald’s Holdings Co. Japan Ltd.	1,300	49,086
Mebuki Financial Group, Inc.	1,800	7,559
Medipal Holdings Corp.	7,251	105,569
MEIJI Holdings Co. Ltd.	4,438	90,707
MINEBEA MITSUMI, Inc.	3,071	46,892
MISUMI Group, Inc.	2,040	32,848
Mitsubishi Chemical Group Corp.	8,002	40,420
Mitsubishi Corp.	2,008	33,266
Mitsubishi Electric Corp.	6,974	106,765
Mitsubishi Estate Co. Ltd.	2,000	29,178
Mitsubishi Gas Chemical Co., Inc.	4,267	64,899
Mitsubishi HC Capital, Inc.	1,550	10,389
Mitsubishi Heavy Industries Ltd.	2,930	38,634
Mitsubishi Logistics Corp.	3,500	24,433
Mitsubishi Materials Corp.	1,000	15,797
Mitsui & Co. Ltd.	2,350	43,586
Mitsui Chemicals, Inc.	1,500	33,375
Mitsui Fudosan Co. Ltd.	2,700	23,292
Mitsui Fudosan Logistics Park, Inc. REIT	8	5,473
Mitsui Mining & Smelting Co. Ltd.	1,600	45,177
Mitsui OSK Lines Ltd.	674	24,787
Miura Co. Ltd.	700	14,707
Mizuho Financial Group, Inc.	280	7,761

	Number of Shares	Value $
MonotaRO Co. Ltd.	1,100	18,435
Mori Hills REIT Investment Corp. REIT	6	5,220
Morinaga & Co. Ltd.	2,000	32,702
Morinaga Milk Industry Co. Ltd.	2,700	52,613
MS&AD Insurance Group Holdings, Inc.	1,800	37,387
Murata Manufacturing Co. Ltd.	2,351	39,790
Nabtesco Corp.	1,000	15,979
Nagase & Co. Ltd.	4,265	77,789
Nagoya Railroad Co. Ltd.	1,000	11,752
Nankai Electric Railway Co. Ltd.	718	11,988
NEC Corp.	1,035	99,348
Nexon Co. Ltd.	700	9,399
NGK Insulators Ltd.	3,377	41,850
NH Foods Ltd.	2,000	60,281
NHK Spring Co. Ltd.	7,300	80,923
Nichirei Corp.	1,400	32,126
Nidec Corp.	800	14,251
Nifco, Inc.	461	11,166
Nihon Kohden Corp.	1,500	21,570
Nikon Corp.	1,100	11,405
Nintendo Co. Ltd.	1,850	137,005
Nippon Accommodations Fund, Inc. REIT	20	15,289
Nippon Building Fund, Inc. REIT	30	24,765
NIPPON EXPRESS HOLDINGS, Inc.	2,508	44,270
Nippon Kayaku Co. Ltd.	2,300	20,574
Nippon Paint Holdings Co. Ltd.	900	6,650
Nippon Prologis REIT, Inc. REIT	6	9,866
Nippon Sanso Holdings Corp.	559	16,912
Nippon Shokubai Co. Ltd.	5,600	67,633
Nippon Steel Corp.	1,913	42,260
Nippon Telegraph & Telephone Corp.	11,375	10,975
Nippon Television Holdings, Inc.	400	7,420
Nippon Yusen KK	800	27,972
Nipro Corp.	1,000	8,676
Nishi-Nippon Railroad Co. Ltd.	900	12,969
Nissan Chemical Corp.	283	8,111
Nissan Motor Co. Ltd.	1,000	2,854
Nisshin Seifun Group, Inc.	2,078	23,242
Nissin Foods Holdings Co. Ltd.	1,252	25,190
Niterra Co. Ltd.	3,402	99,151
Nitori Holdings Co. Ltd.	581	59,818
Nitto Denko Corp.	9,251	179,747
Noevir Holdings Co. Ltd.	200	5,461
NOF Corp.	2,321	31,081
NOK Corp.	2,500	37,792
Nomura Holdings, Inc.	3,400	21,840
Nomura Real Estate Holdings, Inc.	986	27,965

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Nomura Real Estate Master Fund, Inc. REIT	7	6,512
Nomura Research Institute Ltd.	1,100	36,330
NS Solutions Corp.	800	20,784
NSK Ltd.	800	3,344
NTT Data Group Corp.	600	11,057
Obayashi Corp.	3,862	51,845
OBIC Business Consultants Co. Ltd.	300	14,342
Obic Co. Ltd.	1,175	33,598
Odakyu Electric Railway Co. Ltd.	400	3,940
Oji Holdings Corp.	13,788	56,709
OKUMA Corp.	600	13,298
Olympus Corp.	2,200	29,884
Ono Pharmaceutical Co. Ltd.	2,277	24,524
Open House Group Co. Ltd.	1,280	46,632
Oracle Corp.	200	18,919
Organo Corp.	200	9,317
Oriental Land Co. Ltd.	190	3,891
ORIX Corp.	2,436	49,918
Orix JREIT, Inc. REIT	8	9,041
Osaka Gas Co. Ltd.	10,129	232,161
OSG Corp.	3,000	34,291
Otsuka Corp.	2,916	63,488
Otsuka Holdings Co. Ltd.	1,834	89,147
PALTAC Corp.	882	22,949
Pan Pacific International Holdings Corp.	1,399	36,930
Panasonic Holdings Corp.	772	9,547
Penta-Ocean Construction Co. Ltd.	1,620	7,048
Persol Holdings Co. Ltd.	22,690	35,293
Pola Orbis Holdings, Inc.	400	3,177
Rakuten Group, Inc. *	300	1,833
Recruit Holdings Co. Ltd.	557	32,527
Renesas Electronics Corp.	500	8,177
Rengo Co. Ltd.	6,512	34,519
Resona Holdings, Inc.	1,300	10,041
Resonac Holdings Corp.	1,300	29,892
Resorttrust, Inc.	1,200	24,630
Ricoh Co. Ltd.	1,300	14,014
Rinnai Corp.	2,451	55,755
Rohto Pharmaceutical Co. Ltd.	722	10,399
Ryohin Keikaku Co. Ltd.	1,700	44,594
Sankyo Co. Ltd.	7,845	110,443
Sankyu, Inc.	700	27,369
Sanrio Co. Ltd.	600	25,187
Santen Pharmaceutical Co. Ltd.	7,600	70,228
Sanwa Holdings Corp.	7,600	245,306
Sapporo Holdings Ltd.	400	21,025
Sawai Group Holdings Co. Ltd.	300	3,796
SBI Holdings, Inc.	500	14,373

	Number of Shares	Value $
SCREEN Holdings Co. Ltd.	282	19,967
SCSK Corp.	1,800	44,649
Secom Co. Ltd.	2,647	90,408
Sega Sammy Holdings, Inc.	600	11,491
Seibu Holdings, Inc.	1,000	20,956
Seiko Epson Corp.	3,051	51,263
Seino Holdings Co. Ltd.	4,300	64,673
Sekisui Chemical Co. Ltd.	6,101	103,421
Sekisui House Ltd.	1,536	34,554
Sekisui House Reit, Inc. REIT	13	6,720
Seven & i Holdings Co. Ltd.	1,100	15,650
Seven Bank Ltd.	2,600	5,017
SG Holdings Co. Ltd.	1,360	13,831
Shikoku Electric Power Co., Inc.	7,400	56,742
Shimadzu Corp.	2,196	57,707
Shimamura Co. Ltd.	667	38,025
Shimano, Inc.	362	49,041
Shimizu Corp.	3,946	36,096
Shin-Etsu Chemical Co. Ltd.	1,235	36,814
Shionogi & Co. Ltd.	5,100	75,910
Ship Healthcare Holdings, Inc.	1,800	23,035
Shiseido Co. Ltd.	500	9,012
Shizuoka Financial Group, Inc.	1,200	12,104
SHO-BOND Holdings Co. Ltd.	649	20,207
Skylark Holdings Co. Ltd. *	3,060	51,384
SMC Corp.	57	20,425
SoftBank Corp.	42,050	59,631
Sohgo Security Services Co. Ltd.	7,735	55,204
Sojitz Corp.	2,120	46,214
Sompo Holdings, Inc.	5,500	161,502
Sony Group Corp.	865	21,462
Sotetsu Holdings, Inc.	200	2,980
Square Enix Holdings Co. Ltd.	800	37,644
Stanley Electric Co. Ltd.	1,831	29,434
Subaru Corp.	5,164	94,357
Sugi Holdings Co. Ltd.	3,505	62,834
SUMCO Corp.	300	2,262
Sumitomo Bakelite Co. Ltd.	1,300	28,830
Sumitomo Chemical Co. Ltd.	1,900	4,447
Sumitomo Corp.	4,332	96,417
Sumitomo Electric Industries Ltd.	9,926	172,476
Sumitomo Forestry Co. Ltd.	583	17,630
Sumitomo Heavy Industries Ltd.	849	17,099
Sumitomo Metal Mining Co. Ltd.	569	12,377
Sumitomo Mitsui Financial Group, Inc.	600	15,098
Sumitomo Mitsui Trust Holdings, Inc.	300	7,615
Sumitomo Realty & Development Co. Ltd.	571	19,726
Sumitomo Rubber Industries Ltd.	1,700	19,578

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Sundrug Co. Ltd.	888	24,307
Suntory Beverage & Food Ltd.	1,574	50,251
Suzuken Co. Ltd.	3,684	116,342
Suzuki Motor Corp.	3,268	39,491
Sysmex Corp.	1,381	24,808
T&D Holdings, Inc.	600	12,482
Taiheiyo Cement Corp.	4,100	106,108
Taisei Corp.	634	28,424
Takara Holdings, Inc.	700	5,428
Takasago Thermal Engineering Co. Ltd.	300	10,398
Takashimaya Co. Ltd.	2,500	20,430
Takeda Pharmaceutical Co. Ltd.	100	2,876
TBS Holdings, Inc.	200	5,416
TDK Corp.	6,150	64,726
TechnoPro Holdings, Inc.	387	7,611
Teijin Ltd.	1,620	14,196
Terumo Corp.	832	14,703
THK Co. Ltd.	500	12,595
TIS, Inc.	1,700	47,042
Tobu Railway Co. Ltd.	200	3,447
Toda Corp.	5,700	34,905
Toho Co. Ltd.	659	30,988
Toho Gas Co. Ltd.	1,900	51,769
Tohoku Electric Power Co., Inc.	10,619	75,540
Tokai Carbon Co. Ltd.	1,300	7,907
Tokio Marine Holdings, Inc.	1,100	38,666
Tokyo Electric Power Co. Holdings, Inc. *	2,804	7,127
Tokyo Electron Ltd.	89	13,067
Tokyo Gas Co. Ltd.	4,159	130,653
Tokyo Ohka Kogyo Co. Ltd.	1,300	30,677
Tokyo Tatemono Co. Ltd.	900	14,271
Tokyu Corp.	2,300	26,458
Tokyu Fudosan Holdings Corp.	1,822	11,787
TOPPAN Holdings, Inc.	2,665	78,202
Toray Industries, Inc.	3,600	23,794
Toridoll Holdings Corp.	300	7,688
Tosoh Corp.	6,541	88,808
TOTO Ltd.	2,580	67,062
Toyo Seikan Group Holdings Ltd.	1,321	20,653
Toyo Suisan Kaisha Ltd.	2,585	152,498
Toyo Tire Corp.	1,400	23,328
Toyoda Gosei Co. Ltd.	484	8,481
Toyota Boshoku Corp.	300	3,999
Toyota Industries Corp.	35	3,004
Toyota Motor Corp.	300	5,353
Toyota Tsusho Corp.	1,669	27,633
Trend Micro, Inc.	1,194	87,077
TS Tech Co. Ltd.	3,858	44,034
Tsuruha Holdings, Inc.	169	10,291
UBE Corp.	1,693	24,980

	Number of Shares	Value $
Ulvac, Inc.	200	7,171
Unicharm Corp.	2,631	19,720
United Urban Investment Corp. REIT	8	7,878
Ushio, Inc.	1,501	21,062
USS Co. Ltd.	3,800	34,572
Welcia Holdings Co. Ltd.	400	5,886
West Japan Railway Co.	1,400	27,666
Workman Co. Ltd.	200	5,342
Yakult Honsha Co. Ltd.	800	16,064
Yamada Holdings Co. Ltd.	10,657	30,480
Yamaguchi Financial Group, Inc.	500	5,455
Yamaha Corp.	900	6,590
Yamaha Motor Co. Ltd.	2,100	17,141
Yamato Holdings Co. Ltd.	1,100	13,968
Yamato Kogyo Co. Ltd.	1,100	57,352
Yamazaki Baking Co. Ltd.	2,253	40,457
Yaoko Co. Ltd.	600	36,714
Yaskawa Electric Corp.	300	8,029
Yokogawa Electric Corp.	2,000	37,845
Yokohama Rubber Co. Ltd.	700	15,515
Zenkoku Hosho Co. Ltd.	1,338	49,846
Zeon Corp.	1,059	10,369
ZOZO, Inc.	700	21,763

(Cost $14,172,949)		14,972,675

Luxembourg — 0.2%
ArcelorMittal SA	221	6,307
Eurofins Scientific SE	1,209	60,743
RTL Group SA	534	17,716
Tenaris SA	1,253	23,456

(Cost $119,666)		108,222

Netherlands — 2.8%
Aalberts NV	687	22,992
ABN AMRO Bank NV, 144A	242	4,578
Adyen NV, 144A *	2	3,622
Akzo Nobel NV	308	19,065
ASM International NV	12	6,405
ASML Holding NV	10	7,057
ASR Nederland NV	564	29,809
BE Semiconductor Industries NV	143	15,824
CTP NV, 144A	2,792	48,201
Euronext NV, 144A	119	15,000
EXOR NV	1,422	138,423
Ferrovial SE	706	31,440
Heineken Holding NV	786	57,752
Heineken NV	308	26,010
IMCD NV	208	30,901
ING Groep NV	327	5,830
JDE Peet’s NV	279	5,223
Koninklijke Ahold Delhaize NV	9,663	341,382
Koninklijke KPN NV	52,219	199,853

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Koninklijke Philips NV *	1,101	28,718
Koninklijke Vopak NV	1,865	78,981
NN Group NV	539	27,344
Prosus NV *	72	3,144
QIAGEN NV *	844	32,328
Randstad NV	1,467	59,029
Stellantis NV	2,091	26,879
Universal Music Group NV	1,119	31,247
Wolters Kluwer NV	829	127,255

(Cost $1,372,756)		1,424,292

New Zealand — 1.0%
a2 Milk Co. Ltd. *	7,991	39,583
Auckland International Airport Ltd.	4,518	20,709
Contact Energy Ltd.	19,324	100,161
Fisher & Paykel Healthcare Corp. Ltd.	6,032	115,191
Fletcher Building Ltd. *	3,796	7,211
Infratil Ltd.	7,624	46,523
Mainfreight Ltd.	488	19,079
Mercury NZ Ltd.	10,546	34,984
Meridian Energy Ltd.	6,277	20,752
Spark New Zealand Ltd.	34,257	43,575
Xero Ltd. *	363	38,539

(Cost $530,393)		486,307

Norway — 1.0%
Aker BP ASA	450	9,305
DNB Bank ASA	262	6,035
Equinor ASA	771	17,651
Gjensidige Forsikring ASA	1,223	25,105
Kongsberg Gruppen ASA	551	66,893
Mowi ASA	3,517	65,501
Norsk Hydro ASA	2,471	14,553
Orkla ASA	15,607	150,885
Salmar ASA	988	48,945
Schibsted ASA, Class A	519	14,513
Schibsted ASA, Class B	603	16,197
Telenor ASA	2,784	36,102
Var Energi ASA	13,331	37,586
Yara International ASA	247	7,023

(Cost $495,589)		516,294

Poland — 0.6%
Allegro.eu SA, 144A *	507	3,553
Bank Polska Kasa Opieki SA	999	42,514
Dino Polska SA, 144A *	595	73,818
KGHM Polska Miedz SA	195	6,319
LPP SA	2	9,142
ORLEN SA	6,937	108,882
Powszechna Kasa Oszczednosci Bank Polski SA	1,387	23,992

	Number of Shares	Value $
Powszechny Zaklad Ubezpieczen SA	3,383	45,663
Santander Bank Polska SA	138	17,985

(Cost $283,026)		331,868

Portugal — 0.2%
EDP SA	3,448	11,152
Galp Energia SGPS SA	1,052	17,391
Jeronimo Martins SGPS SA	3,254	70,255

(Cost $102,643)		98,798

Russia — 0.0%
Evraz PLC * (c)

(Cost $35,071)	4,559	0

Singapore — 2.7%
BOC Aviation Ltd., 144A	1,624	12,520
CapitaLand Ascendas REIT	9,636	18,360
CapitaLand Ascott Trust (a)	17,755	11,321
CapitaLand Integrated Commercial Trust REIT	50,474	73,720
CapitaLand Investment Ltd.	800	1,518
City Developments Ltd. (c)	800	3,037
ComfortDelGro Corp. Ltd.	98,844	101,863
DBS Group Holdings Ltd.	1,588	54,040
Genting Singapore Ltd.	91,300	49,414
Jardine Cycle & Carriage Ltd.	510	10,081
Keppel REIT	18,472	10,956
Keppel DC REIT	10,860	16,667
Keppel Ltd.	25,662	130,517
Mapletree Industrial Trust REIT	9,078	13,326
Mapletree Logistics Trust REIT	7,967	7,265
Mapletree Pan Asia Commercial Trust REIT	14,091	12,328
NETLINK NBN TRUST	54,000	34,230
Olam Group Ltd.	5,700	4,226
Oversea-Chinese Banking Corp. Ltd.	6,362	81,176
SATS Ltd.	18,000	40,569
Sembcorp Industries Ltd.	5,553	25,073
SIA Engineering Co. Ltd.	5,300	9,391
Singapore Airlines Ltd.	15,400	77,754
Singapore Exchange Ltd.	14,680	146,386
Singapore Technologies Engineering Ltd.	27,428	110,013
Singapore Telecommunications Ltd.	28,066	70,748
StarHub Ltd.	27,600	24,555
Suntec Real Estate Investment Trust REIT	15,000	12,678
United Overseas Bank Ltd.	2,300	65,139
UOL Group Ltd.	5,129	20,534
Venture Corp. Ltd.	9,862	92,127
Wilmar International Ltd.	9,100	21,657

(Cost $1,285,601)		1,363,189

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

South Korea — 3.7%
BGF retail Co. Ltd.	89	6,078
BNK Financial Group, Inc.	4,945	37,724
Cheil Worldwide, Inc.	1,836	22,428
CJ CheilJedang Corp.	217	35,155
CJ Corp.	311	21,876
CJ ENM Co. Ltd. *	98	4,066
CJ Logistics Corp.	139	8,894
Coway Co. Ltd.	845	46,787
DB Insurance Co. Ltd.	680	42,485
DGB Financial Group, Inc.	1,510	9,558
Dongsuh Cos., Inc.	429	6,891
Doosan Bobcat, Inc.	134	4,305
E-MART, Inc.	27	1,405
Fila Holdings Corp.	516	13,210
GS Engineering & Construction Corp.	744	8,936
GS Holdings Corp.	1,802	44,406
GS P&L Co. Ltd. *	96	1,401
GS Retail Co. Ltd.	405	4,147
Hana Financial Group, Inc.	1,086	44,170
Hankook Tire & Technology Co. Ltd. *	2,856	73,992
Hanwha Aerospace Co. Ltd.	14	5,685
Hanwha Corp.	271	7,512
HD Hyundai Co. Ltd.	856	42,657
HD Hyundai Heavy Industries Co. Ltd.	37	7,486
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	359	52,516
Hite Jinro Co. Ltd.	481	6,231
Hyundai Engineering & Construction Co. Ltd.	469	10,740
Hyundai Glovis Co. Ltd.	763	67,856
Hyundai Marine & Fire Insurance Co. Ltd.	1,133	18,007
Hyundai Mobis Co. Ltd.	594	99,683
Hyundai Motor Co.	150	19,789
Industrial Bank of Korea	3,851	41,040
Kangwon Land, Inc. *	1,503	16,500
KB Financial Group, Inc.	1,006	53,845
KCC Corp.	24	4,257
Kia Corp.	2,374	151,245
Korea Electric Power Corp.	1,769	25,817
Korea Investment Holdings Co. Ltd.	83	4,516
Korea Zinc Co. Ltd.	35	17,776
Korean Air Lines Co. Ltd.	2,047	33,023
Krafton, Inc. *	42	9,862
KT&G Corp.	1,890	126,999
Kumho Petrochemical Co. Ltd. *	35	2,625
LG Corp. *	522	23,729
LG Electronics, Inc.	228	12,297

	Number of Shares	Value $
LG H&H Co. Ltd. *	32	6,989
LG Innotek Co. Ltd. *	50	5,551
LG Uplus Corp.	7,264	52,535
Lotte Chilsung Beverage Co. Ltd. *	97	6,956
Lotte Corp. *	108	1,613
Lotte Shopping Co. Ltd. *	52	2,243
Meritz Financial Group, Inc.	123	10,157
NAVER Corp.	2	283
NH Investment & Securities Co. Ltd.	589	5,995
NongShim Co. Ltd.	55	12,820
Orion Corp.	304	21,175
Ottogi Corp. *	71	18,783
S-1 Corp.	892	37,195
Samsung Biologics Co. Ltd., 144A *	10	7,629
Samsung C&T Corp.	701	58,221
Samsung Card Co. Ltd.	1,341	41,204
Samsung Electro-Mechanics Co. Ltd.	385	35,529
Samsung Electronics Co. Ltd.	131	4,880
Samsung Fire & Marine Insurance Co. Ltd.	233	60,922
Samsung Life Insurance Co. Ltd.	109	6,467
Samsung SDS Co. Ltd.	263	22,167
Samsung Securities Co. Ltd.	161	5,018
Shinhan Financial Group Co. Ltd.	2,252	70,582
S-Oil Corp.	119	4,629
Woori Financial Group, Inc.	6,176	69,997
Yuhan Corp.	168	13,999

(Cost $1,801,018)		1,883,146

Spain — 1.2%
Acciona SA	267	32,961
ACS Actividades de Construccion y Servicios SA	1,142	61,641
Aena SME SA, 144A	263	58,752
Amadeus IT Group SA	255	19,285
Banco Bilbao Vizcaya Argentaria SA	833	11,111
Banco Santander SA	2,037	13,181
Bankinter SA	1,359	13,192
CaixaBank SA	1,643	11,428
Cellnex Telecom SA, 144A *	291	10,423
Enagas SA	1,290	16,824
Endesa SA	1,275	28,416
Iberdrola SA	3,946	57,249
Industria de Diseno Textil SA	205	11,086
Mapfre SA	8,024	22,648
Naturgy Energy Group SA	361	9,386
Redeia Corp. SA	3,231	58,065
Repsol SA	2,034	26,040

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Telefonica SA	30,049	134,410

(Cost $543,492)		596,098

Sweden — 6.6%
AAK AB	5,462	153,047
Alfa Laval AB	2,304	99,692
Assa Abloy AB, Class B	3,238	99,326
Atlas Copco AB, Class A	2,466	41,980
Atlas Copco AB, Class B	1,737	25,881
Axfood AB	3,399	72,222
Boliden AB	2,388	83,640
Epiroc AB, Class A	1,412	27,569
Epiroc AB, Class B	1,426	24,389
Essity AB, Class B	5,961	164,641
Evolution AB, 144A	142	10,886
Getinge AB, Class B	1,365	27,084
H & M Hennes & Mauritz AB, Class B	1,412	18,960
Hexagon AB, Class B	4,697	53,576
Holmen AB, Class B	1,253	49,419
Husqvarna AB, Class B	2,747	14,074
Industrivarden AB, Class A	3,446	130,327
Industrivarden AB, Class C	4,315	163,072
Indutrade AB	2,451	69,819
Investment AB Latour, Class B	906	24,576
Investor AB, Class A	1,153	34,305
Investor AB, Class B	4,235	126,142
L E Lundbergforetagen AB, Class B	692	34,551
Lifco AB, Class B	985	33,729
Nibe Industrier AB, Class B	1,068	4,003
Saab AB, Class B	1,320	39,292
Sandvik AB	3,698	80,160
Securitas AB, Class B	19,471	282,767
Skandinaviska Enskilda Banken AB, Class A	2,173	34,948
Skanska AB, Class B	6,008	142,601
SKF AB, Class B	6,918	149,379
SSAB AB, Class A	1,900	11,487
SSAB AB, Class B	6,332	38,092
Svenska Cellulosa AB SCA, Class B	1,023	14,047
Svenska Handelsbanken AB, Class A	3,811	47,872
Sweco AB, Class B	1,740	29,953
Swedbank AB, Class A	1,641	39,485
Swedish Orphan Biovitrum AB *	328	9,643
Tele2 AB, Class B	15,892	188,896
Telefonaktiebolaget LM Ericsson, Class B	4,504	36,988
Telia Co. AB	46,191	150,598
Trelleborg AB, Class B	8,803	342,441
Volvo AB, Class A	348	10,756

	Number of Shares	Value $
Volvo AB, Class B	3,194	99,077

(Cost $3,019,403)		3,335,392

Switzerland — 4.9%
ABB Ltd.	1,321	70,732
Adecco Group AG	973	26,249
Alcon, Inc.	558	51,579
Bachem Holding AG	170	10,919
Baloise Holding AG	36	6,931
Banque Cantonale Vaudoise	31	3,298
Barry Callebaut AG	22	26,602
Belimo Holding AG	80	53,865
BKW AG	119	20,918
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5	63,120
Cie Financiere Richemont SA, Class A	94	19,118
Clariant AG *	1,806	20,007
Coca-Cola HBC AG *	3,011	127,388
DKSH Holding AG	1,016	80,402
DSM-Firmenich AG	113	12,105
Emmi AG	35	31,887
EMS-Chemie Holding AG	53	37,007
Flughafen Zurich AG	321	78,840
Galderma Group AG *	54	6,580
Geberit AG	253	148,169
Georg Fischer AG	1,290	99,440
Givaudan SA	17	76,460
Glencore PLC *	4,194	16,854
Helvetia Holding AG	47	8,793
Holcim AG *	1,897	207,182
Julius Baer Group Ltd.	85	5,709
Kuehne + Nagel International AG	159	36,585
Logitech International SA	1,962	192,231
Lonza Group AG	124	78,145
Nestle SA	69	6,663
Novartis AG	251	27,168
Partners Group Holding AG	52	76,249
PSP Swiss Property AG	206	30,343
Roche Holding AG	47	15,586
Sandoz Group AG	876	38,399
Schindler Holding AG	181	53,162
Schindler Holding AG Participation Certificates	330	100,801
SGS SA	764	78,411
SIG Group AG *	772	15,316
Sika AG	35	8,872
Sonova Holding AG	247	79,117
STMicroelectronics NV	232	5,726
Straumann Holding AG	136	18,397
Swatch Group AG — Bearer	144	27,930
Swatch Group AG — Registered	348	13,191

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Swiss Life Holding AG	22	19,136
Swiss Prime Site AG	85	9,807
Swiss Re AG	360	57,576
Swisscom AG	118	67,158
Tecan Group AG	110	23,810
Temenos AG	128	10,477
UBS Group AG	1,026	35,138
VAT Group AG, 144A	129	48,097
Zurich Insurance Group AG	42	27,632

(Cost $2,249,843)		2,511,277

Thailand — 0.0%
Thai Beverage PCL

(Cost $15,666)	40,500	15,464

United Kingdom — 10.5%
3i Group PLC	4,892	243,742
Admiral Group PLC	3,318	120,114
Amcor PLC CDI	12,220	122,040
Anglo American PLC	333	9,795
Ashtead Group PLC	220	13,311
Associated British Foods PLC	2,112	50,394
AstraZeneca PLC	86	12,960
Auto Trader Group PLC, 144A	10,911	106,557
Aviva PLC	3,467	23,766
B&M European Value Retail SA	7,215	25,228
BAE Systems PLC	9,897	175,275
Barclays PLC	1,763	6,911
Barratt Redrow PLC	3,265	17,542
Beazley PLC	17,197	189,794
Berkeley Group Holdings PLC	1,748	79,236
BP PLC	2,990	16,466
British American Tobacco PLC	416	16,170
British Land Co. PLC REIT	846	3,839
BT Group PLC	49,596	99,793
Bunzl PLC	2,249	95,376
Centrica PLC	16,025	30,166
Compass Group PLC	3,151	110,021
ConvaTec Group PLC, 144A	12,215	39,897
Croda International PLC	185	7,696
Diageo PLC	634	17,267
Diploma PLC	651	36,854
Endeavour Mining PLC	635	12,345
GSK PLC	4,381	80,897
Haleon PLC	10,313	51,735
Halma PLC	2,156	76,012
Hargreaves Lansdown PLC	6,717	93,416
Hikma Pharmaceuticals PLC	1,884	51,240
Howden Joinery Group PLC	6,934	67,490
HSBC Holdings PLC	418	4,914
IMI PLC	3,994	100,682
Imperial Brands PLC	13,859	487,744
Informa PLC	2,692	29,117

	Number of Shares	Value $
InterContinental Hotels Group PLC	793	99,132
Intermediate Capital Group PLC	229	6,580
Intertek Group PLC	1,904	123,108
J Sainsbury PLC	48,465	157,810
Kingfisher PLC	34,605	107,494
Lloyds Banking Group PLC	37,686	34,631
London Stock Exchange Group PLC	16	2,386
Marks & Spencer Group PLC	21,346	95,363
Melrose Industries PLC	568	4,584
Mondi PLC	7,957	122,984
National Grid PLC	5,707	70,063
NatWest Group PLC	4,592	27,684
Next PLC	1,044	131,784
Pearson PLC	8,753	150,056
Phoenix Group Holdings PLC	1,741	11,356
Reckitt Benckiser Group PLC	1,350	89,072
RELX PLC	1,643	78,986
Rentokil Initial PLC	3,542	17,750
Rightmove PLC	9,637	81,422
Rio Tinto PLC	1,062	64,106
RS GROUP PLC	2,627	20,178
Sage Group PLC	2,309	36,778
Schroders PLC	892	4,145
Severn Trent PLC	1,044	32,903
Shell PLC	458	15,202
Smith & Nephew PLC	3,877	56,164
Smiths Group PLC	3,060	77,599
Spirax Group PLC	201	18,412
SSE PLC	7,555	145,357
Standard Chartered PLC	374	5,976
Taylor Wimpey PLC	28,517	40,701
Tesco PLC	74,478	356,548
Unilever PLC	637	35,989
UNITE Group PLC REIT	245	2,578
United Utilities Group PLC	5,726	70,671
Vodafone Group PLC	121,996	107,804
Weir Group PLC	1,012	30,965
Whitbread PLC	163	5,488
Wise PLC, Class A *	1,974	24,669
WPP PLC	4,967	40,277

(Cost $4,602,461)		5,330,557

United States — 0.6%
Brookfield Asset Management Ltd., Class A	2,378	134,950
CRH PLC	1,123	115,130
CRH PLC	158	16,142
Flutter Entertainment PLC *	19	5,211

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
GQG Partners, Inc. CDI	7,748	11,274

(Cost $169,588)		282,707

TOTAL COMMON STOCKS

(Cost $45,785,533)		49,847,745

PREFERRED STOCKS — 0.4%

Germany — 0.3%
Bayerische Motoren Werke AG	54	4,417
FUCHS SE	1,587	77,507
Henkel AG & Co. KGaA	728	62,977
Volkswagen AG	87	9,419

(Cost $137,586)		154,320

South Korea — 0.1%
Amorepacific Corp. *	184	4,547
CJ CheilJedang Corp.	59	5,194
Hanwha Corp.	512	6,023
Hyundai Motor Co.	93	9,854
Hyundai Motor Co.	37	3,781
LG H&H Co. Ltd. *	45	3,907

	Number of Shares	Value $
Samsung Fire & Marine Insurance Co. Ltd	36	7,112

(Cost $36,024)		40,418

TOTAL PREFERRED STOCKS

(Cost $173,610)		194,738

WARRANTS — 0.0%

Canada — 0.0%
Constellation Software, Inc.* (c), expires 3/31/40

(Cost $0)	38	0

EXCHANGE-TRADED FUNDS — 0.2%
Vanguard FTSE Developed Markets ETF

(Cost $89,892)	1,800	91,926

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.30% (d)

(Cost $41,507)	41,507	41,507

TOTAL INVESTMENTS — 99.0%

(Cost $46,090,542)		50,175,916
Other assets and liabilities, net — 1.0%		509,116

NET ASSETS — 100.0%		50,685,032

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG (b)
6,546	549	(5,587)		1,933	(1,221)	—	—	103	2,220

DWS Group GmbH & Co. KGaA, 144A (b)
4,948	482	(322)		45	1,173	—	—	132	6,326

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (d)(e)
302,690	—	(302,690	) (f)	—	—	129	—	—	—

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.30% (d)
59,667	1,568,540	(1,586,700)		—	—	2,406	—	41,507	41,507

373,851	1,569,571	(1,895,299)		1,978	(48)	2,535	—	41,742	50,053

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

CDI:	Chess Depositary Interests
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
EURO STOXX 50 Index	EUR	1	52,091	56,742	3/21/2025	4,651
Micro EURO STOXX 50 Index	EUR	19	100,752	107,811	3/21/2025	7,059
MINI TOPIX Index	JPY	4	72,767	71,031	3/13/2025	(1,736)
MSCI EAFE Index	USD	2	233,295	242,960	3/21/2025	9,665

Total net unrealized appreciation						19,639

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$49,844,708	$—	$3,037	$49,847,745
Preferred Stocks (a)	194,738	—	—	194,738
Warrants	—	—	0	0
Exchange-Traded Funds	91,926	—	—	91,926
Short-Term Investments (a)	41,507	—	—	41,507
Derivatives (b)
Futures Contracts	21,375	—	—	21,375

TOTAL	$50,194,254	$—	$3,037	$50,197,291

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,736)	$—	$—	$(1,736)

TOTAL	$(1,736)	$—	$—	$(1,736)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 28, 2025, the amount of transfers from Level 1 to Level 3 was $3,037. The investment was transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.6%
Australia — 1.7%
ANZ Group Holdings Ltd.	27,196	503,804
APA Group (a)	14,395	66,062
Aristocrat Leisure Ltd.	5,200	233,144
ASX Ltd.	1,914	79,721
Atlassian Corp., Class A *	1,411	401,091
BHP Group Ltd.	47,325	1,148,910
BlueScope Steel Ltd.	4,516	68,129
Brambles Ltd.	13,038	169,451
CAR Group Ltd.	3,324	76,687
Cochlear Ltd.	693	111,554
Coles Group Ltd.	11,564	143,678
Commonwealth Bank of Australia	15,563	1,516,907
Computershare Ltd.	4,980	127,186
CSL Ltd.	4,511	730,942
Fortescue Ltd.	15,739	161,588
Goodman Group REIT	19,459	378,869
GPT Group REIT	19,411	55,646
Insurance Australia Group Ltd.	21,322	104,747
Lottery Corp. Ltd.	24,464	72,261
Macquarie Group Ltd.	3,334	469,777
Medibank Pvt Ltd.	27,074	73,236
National Australia Bank Ltd.	28,370	622,759
Northern Star Resources Ltd.	10,285	109,751
Origin Energy Ltd.	17,321	117,835
Pro Medicus Ltd.	685	107,876
Qantas Airways Ltd. *	7,289	43,151
QBE Insurance Group Ltd.	13,911	186,246
REA Group Ltd.	551	81,603
Reece Ltd.	1,139	12,218
Rio Tinto Ltd.	3,474	244,914
Santos Ltd.	30,794	125,236
Scentre Group REIT	44,907	94,109
SGH Ltd.	1,611	51,713
Sonic Healthcare Ltd.	4,543	77,548
South32 Ltd.	38,033	83,251
Stockland REIT	25,922	82,049
Suncorp Group Ltd.	9,816	122,753
Telstra Group Ltd.	33,168	85,390
Transurban Group (a)	29,265	239,309
Treasury Wine Estates Ltd.	7,855	53,389
Vicinity Ltd. REIT	44,817	60,755
Washington H Soul Pattinson & Co. Ltd.	1,965	41,680
Wesfarmers Ltd.	10,367	478,089
Westpac Banking Corp.	32,028	633,548
WiseTech Global Ltd.	1,563	86,990
Woodside Energy Group Ltd.	17,497	269,510

	Number of Shares	Value $
Woolworths Group Ltd.	11,092	206,996

(Cost $10,571,088)		11,012,058

Austria — 0.1%
Erste Group Bank AG	3,129	210,349
OMV AG	1,635	72,131
Verbund AG	516	39,067

(Cost $234,578)		321,547

Belgium — 0.2%
Ageas SA/NV	1,351	73,975
Anheuser-Busch InBev SA/NV	8,407	503,963
D’ieteren Group	265	44,069
Groupe Bruxelles Lambert NV	771	55,086
KBC Group NV	2,312	200,967
Lotus Bakeries NV	4	36,150
Sofina SA	121	29,874
Syensqo SA	719	52,583
UCB SA	1,247	235,449

(Cost $1,142,398)		1,232,116

Bermuda — 0.1%
Arch Capital Group Ltd.	3,455	321,004
Everest Group Ltd.	381	134,577

(Cost $261,930)		455,581

Canada — 3.2%
Agnico Eagle Mines Ltd.	4,570	442,137
Air Canada *	1,341	15,592
Alimentation Couche-Tard, Inc.	6,998	349,426
AltaGas Ltd.	3,310	81,455
ARC Resources Ltd.	6,307	116,985
Bank of Montreal	6,949	717,596
Bank of Nova Scotia	11,666	581,620
Barrick Gold Corp.	16,781	298,914
BCE, Inc.	693	16,077
Brookfield Corp.	12,961	753,250
Brookfield Renewable Corp.	1,174	32,859
CAE, Inc. *	2,583	62,955
Cameco Corp.	3,773	166,839
Canadian Imperial Bank of Commerce	8,516	518,273
Canadian National Railway Co.	5,160	525,403
Canadian Natural Resources Ltd.	19,778	560,849
Canadian Pacific Kansas City Ltd.	8,973	701,931
Canadian Tire Corp. Ltd., Class A	561	55,584
Canadian Utilities Ltd., Class A	1,186	28,684
CCL Industries, Inc., Class B	1,361	70,131
Celestica, Inc. *	1,034	110,890
Cenovus Energy, Inc.	12,760	177,243
CGI, Inc.	2,026	210,919
Constellation Software, Inc.	185	640,443
Descartes Systems Group, Inc. *	758	84,853
Dollarama, Inc.	2,458	257,360

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Element Fleet Management Corp.	3,317	66,637
Emera, Inc.	2,481	99,650
Empire Co. Ltd., Class A	1,231	38,480
Enbridge, Inc.	20,377	874,320
Fairfax Financial Holdings Ltd.	199	287,339
First Quantum Minerals Ltd. *	5,349	66,651
FirstService Corp.	380	67,282
Fortis, Inc.	4,643	204,472
Franco-Nevada Corp.	1,774	254,312
George Weston Ltd.	501	80,484
GFL Environmental, Inc.	2,508	113,740
Gildan Activewear, Inc.	1,258	68,247
Great-West Lifeco, Inc.	2,236	83,414
Hydro One Ltd., 144A	3,195	102,778
iA Financial Corp., Inc.	945	89,026
IGM Financial, Inc.	1,063	33,641
Imperial Oil Ltd.	1,648	112,216
Intact Financial Corp.	1,603	317,195
Ivanhoe Mines Ltd., Class A *	5,542	52,821
Keyera Corp.	1,876	55,256
Kinross Gold Corp.	12,351	132,894
Loblaw Cos. Ltd.	1,497	196,853
Lululemon Athletica, Inc. *	1,059	387,181
Lundin Mining Corp.	5,557	44,709
Magna International, Inc.	2,494	91,221
Manulife Financial Corp.	16,009	500,757
Metro, Inc.	1,969	130,834
National Bank of Canada	3,659	305,842
Nutrien Ltd.	4,723	248,584
Onex Corp.	634	47,035
Open Text Corp.	2,224	57,678
Pan American Silver Corp.	3,459	82,720
Pembina Pipeline Corp.	5,388	210,351
Power Corp. of Canada	5,414	184,532
Quebecor, Inc., Class B	1,379	31,638
Restaurant Brands International, Inc.	2,640	172,964
Rogers Communications, Inc., Class B	3,600	100,412
Royal Bank of Canada	13,203	1,567,074
Saputo, Inc.	2,127	37,637
Shopify, Inc., Class A *	11,405	1,282,889
Stantec, Inc.	1,013	86,677
Sun Life Financial, Inc.	5,354	299,041
Suncor Energy, Inc.	11,620	446,554
TC Energy Corp.	9,230	414,871
Teck Resources Ltd., Class B	4,483	181,181
TELUS Corp.	4,339	67,440
TFI International, Inc.	738	67,214
Thomson Reuters Corp.	1,450	260,327
TMX Group Ltd.	2,785	99,390

	Number of Shares	Value $
Toromont Industries Ltd.	777	65,518
Toronto-Dominion Bank	16,237	976,553
Tourmaline Oil Corp.	2,895	134,144
Waste Connections, Inc.	2,337	443,469
West Fraser Timber Co. Ltd.	375	29,926
Wheaton Precious Metals Corp.	4,108	284,855
WSP Global, Inc.	1,193	213,697

(Cost $17,362,787)		20,530,891

Chile — 0.0%
Antofagasta PLC

(Cost $72,462)	3,628	79,190

China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.

(Cost $46,502)	23,800	41,996

Denmark — 0.7%
A.P. Moller — Maersk A/S, Class A	16	27,757
A.P. Moller — Maersk A/S, Class B	55	96,449
Carlsberg AS, Class B	865	108,733
Coloplast A/S, Class B	1,089	116,024
Danske Bank A/S	6,933	233,295
Demant A/S *	790	28,511
DSV A/S	1,913	385,086
Genmab A/S *	566	126,959
Novo Nordisk A/S, Class B	30,066	2,702,246
Novonesis (Novozymes) B, Class B	3,489	211,357
Orsted AS, 144A *	1,782	78,329
Pandora A/S	774	136,809
ROCKWOOL A/S, Class B	134	52,883
Tryg A/S	3,327	72,841
Vestas Wind Systems A/S *	9,387	132,737
Zealand Pharma A/S *	597	55,197

(Cost $3,561,950)		4,565,213

Finland — 0.3%
Elisa OYJ	1,089	50,218
Fortum OYJ	4,329	67,960
Kesko OYJ, Class B	2,095	39,785
Kone OYJ, Class B	3,105	175,023
Metso Corp.	6,477	71,807
Neste OYJ	3,880	34,695
Nokia OYJ	51,482	248,137
Nordea Bank Abp	28,585	376,213
Orion OYJ, Class B	1,072	60,404
Sampo OYJ, Class A	23,515	206,797
Stora Enso OYJ, Class R	6,636	71,533
UPM-Kymmene OYJ	5,144	150,542
Wartsila OYJ Abp	4,383	83,303

(Cost $1,939,122)		1,636,417

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

France — 2.8%
Accor SA	1,769	88,419
Aeroports de Paris SA	283	29,035
Air Liquide SA	5,505	1,011,185
Airbus SE	5,646	972,964
Alstom SA *	3,726	81,686
Amundi SA, 144A	847	60,605
Arkema SA	563	46,490
AXA SA	16,537	643,911
BioMerieux	461	55,375
BNP Paribas SA	9,576	725,616
Bollore SE	8,698	52,647
Bouygues SA	1,517	52,127
Bureau Veritas SA	3,004	90,476
Capgemini SE	1,482	229,882
Carrefour SA	4,864	64,775
Cie de Saint-Gobain SA	4,123	414,728
Cie Generale des Etablissements Michelin SCA	6,644	236,037
Covivio SA REIT	664	36,323
Credit Agricole SA	10,525	175,246
Danone SA	6,068	434,556
Dassault Aviation SA	202	51,764
Dassault Systemes SE	6,048	238,891
Edenred SE	2,253	71,863
Eiffage SA	766	76,940
Engie SA	16,495	295,749
EssilorLuxottica SA	2,756	822,325
Eurazeo SE	410	32,428
Gecina SA REIT	474	44,638
Getlink SE	3,053	50,707
Hermes International SCA	292	831,173
Ipsen SA	301	34,810
Kering SA	696	196,233
Klepierre SA REIT	1,610	51,404
La Francaise des Jeux SAEM, 144A	757	28,940
Legrand SA	2,379	261,148
L’Oreal SA	2,239	821,982
LVMH Moet Hennessy Louis Vuitton SE	2,571	1,858,052
Orange SA	18,769	225,356
Pernod Ricard SA	1,886	202,519
Publicis Groupe SA	2,107	209,267
Renault SA	1,745	90,450
Rexel SA	1,865	50,546
Safran SA	3,387	880,973
Sanofi SA	10,297	1,117,579
Sartorius Stedim Biotech	280	57,949
Schneider Electric SE	5,170	1,257,903
Societe Generale SA	7,188	293,825
Sodexo SA	885	68,156

	Number of Shares	Value $
Teleperformance SE	562	54,158
Thales SA	935	186,361
TotalEnergies SE	19,910	1,196,416
Unibail-Rodamco-Westfield REIT *	1,116	94,615
Veolia Environnement SA	6,380	190,828
Vinci SA	4,558	526,650

(Cost $14,612,322)		17,974,681

Germany — 2.4%
adidas AG	1,539	394,058
Allianz SE	3,664	1,258,629
BASF SE	8,420	430,922
Bayer AG	9,101	214,951
Bayerische Motoren Werke AG	2,447	213,516
Beiersdorf AG	880	121,035
Brenntag SE	1,234	81,904
Commerzbank AG	9,757	209,136
Continental AG	970	69,749
Covestro AG *	1,779	109,715
CTS Eventim AG & Co. KGaA	692	75,998
Daimler Truck Holding AG	4,738	207,498
Delivery Hero SE, 144A *	1,372	39,981
Deutsche Bank AG (b)	18,534	399,482
Deutsche Boerse AG	1,732	452,482
Deutsche Lufthansa AG	5,146	36,960
Deutsche Post AG	9,223	361,520
Deutsche Telekom AG	32,604	1,178,309
E.ON SE	21,582	276,189
Evonik Industries AG	1,931	38,478
Fresenius Medical Care AG	1,790	86,378
Fresenius SE & Co. KGaA *	3,693	147,714
GEA Group AG	1,432	82,953
Hannover Rueck SE	507	135,142
Heidelberg Materials AG	1,356	204,767
Henkel AG & Co. KGaA	992	75,983
Infineon Technologies AG	12,130	447,966
Knorr-Bremse AG	554	48,109
LEG Immobilien SE	601	50,141
Mercedes-Benz Group AG	6,426	399,446
Merck KGaA	1,175	166,253
MTU Aero Engines AG	550	191,048
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	1,250	710,580
Nemetschek SE	496	57,774
Puma SE	993	29,773
Rational AG	34	30,675
Rheinmetall AG	410	429,172
RWE AG	5,940	187,305
SAP SE	9,769	2,695,386
Scout24 SE, 144A	493	48,375
Siemens AG	7,031	1,617,468

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Siemens Energy AG *	5,929	338,769
Siemens Healthineers AG, 144A	2,585	144,528
Symrise AG	1,247	125,953
Talanx AG	693	63,171
Vonovia SE	7,117	221,680
Zalando SE, 144A *	1,883	68,052

(Cost $11,824,377)		14,975,073

Hong Kong — 0.5%
AIA Group Ltd.	104,199	795,913
BOC Hong Kong Holdings Ltd.	31,225	109,819
CK Asset Holdings Ltd.	18,596	80,826
CK Hutchison Holdings Ltd.	24,031	120,055
CK Infrastructure Holdings Ltd.	5,757	39,495
CLP Holdings Ltd.	14,747	122,220
Futu Holdings Ltd., ADR	569	62,129
Galaxy Entertainment Group Ltd.	18,443	75,655
Hang Seng Bank Ltd.	6,213	87,085
Henderson Land Development Co. Ltd.	15,433	42,172
HKT Trust & HKT Ltd. (a)	28,261	36,233
Hong Kong & China Gas Co. Ltd.	89,362	71,246
Hong Kong Exchanges & Clearing Ltd.	11,198	503,993
Hongkong Land Holdings Ltd.	12,240	55,325
Jardine Matheson Holdings Ltd.	1,672	66,696
Link REIT	20,475	92,811
MTR Corp. Ltd.	15,343	50,114
Power Assets Holdings Ltd.	12,765	86,506
Prudential PLC	25,121	230,085
Sino Land Co. Ltd.	35,334	35,395
SITC International Holdings Co. Ltd.	13,497	32,491
Sun Hung Kai Properties Ltd.	12,971	121,428
Swire Pacific Ltd., Class A	2,887	23,964
Techtronic Industries Co. Ltd.	12,799	178,411
WH Group Ltd., 144A	96,062	78,317
Wharf Holdings Ltd.	9,153	21,280
Wharf Real Estate Investment Co. Ltd.	12,375	32,304

(Cost $4,280,751)		3,251,968

Ireland — 1.0%
Accenture PLC, Class A	5,858	2,041,513
AerCap Holdings NV	1,846	190,323
AIB Group PLC	14,475	101,314
Allegion PLC	838	107,859
Aptiv PLC *	2,519	164,037
Bank of Ireland Group PLC	9,423	111,131
DCC PLC	997	67,288
Experian PLC	8,156	386,549
James Hardie Industries PLC CDI *	3,791	119,310
Kerry Group PLC, Class A	1,613	169,933

	Number of Shares	Value $
Kingspan Group PLC	1,440	118,385
Medtronic PLC	11,704	1,077,002
Smurfit WestRock PLC	2,397	124,812
Smurfit WestRock PLC	1,882	97,253
TE Connectivity PLC	2,908	447,919
Trane Technologies PLC	2,108	745,600

(Cost $5,283,225)		6,070,228

Israel — 0.2%
Azrieli Group Ltd.	468	35,868
Bank Hapoalim BM	11,609	158,462
Bank Leumi Le-Israel BM	12,753	169,400
Check Point Software Technologies Ltd. *	898	197,794
CyberArk Software Ltd. *	403	146,632
Elbit Systems Ltd.	273	83,086
Global-e Online Ltd. *	842	35,886
ICL Group Ltd.	6,672	40,604
Israel Discount Bank Ltd., Class A	10,850	84,061
Mizrahi Tefahot Bank Ltd.	1,496	70,340
Monday.com Ltd. *	360	106,837
Nice Ltd. *	627	91,109
Teva Pharmaceutical Industries Ltd., ADR *	10,610	174,641
Wix.com Ltd. *	551	110,580

(Cost $1,082,801)		1,505,300

Italy — 0.7%
Amplifon SpA	1,089	27,623
Banco BPM SpA	10,988	109,933
BPER Banca SPA	8,620	65,874
Davide Campari-Milano NV	5,848	34,825
DiaSorin SpA	193	20,363
Enel SpA	74,607	547,717
Eni SpA	20,766	299,200
Ferrari NV	1,185	554,580
FinecoBank Banca Fineco SpA	5,764	107,662
Generali	7,930	261,766
Infrastrutture Wireless Italiane SpA, 144A	2,494	25,108
Intesa Sanpaolo SpA	143,973	708,682
Leonardo SpA	3,245	130,133
Mediobanca Banca di Credito Finanziario SpA	4,906	87,504
Moncler SpA	1,874	128,865
Nexi SpA, 144A *	5,893	31,011
Poste Italiane SpA, 144A	3,355	54,170
Prysmian SpA	2,584	153,287
Recordati Industria Chimica e Farmaceutica SpA	1,157	65,338
Snam SpA	18,449	89,200
Telecom Italia SpA *	131,242	36,948
Terna - Rete Elettrica Nazionale	11,195	93,841

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
UniCredit SpA	13,485	709,775
Unipol Assicurazioni SpA	3,296	49,155

(Cost $2,888,985)		4,392,560

Luxembourg — 0.1%
ArcelorMittal SA	4,545	129,703
CVC Capital Partners PLC, 144A *	1,373	31,314
Eurofins Scientific SE	1,257	63,155
Tenaris SA	4,301	80,515

(Cost $308,713)		304,687

Macau — 0.0%
Sands China Ltd. *

(Cost $88,408)	22,845	52,291

Netherlands — 1.3%
ABN AMRO Bank NV, 144A	4,303	81,402
Adyen NV, 144A *	209	378,467
Aegon Ltd.	9,404	59,366
Akzo Nobel NV	1,700	105,231
Argenx SE *	554	344,083
ASM International NV	470	250,852
ASML Holding NV	3,676	2,594,316
ASR Nederland NV	1,342	70,929
BE Semiconductor Industries NV	714	79,008
Euronext NV, 144A	811	102,225
EXOR NV	756	73,592
Ferrovial SE	4,710	209,750
Heineken Holding NV	1,214	89,200
Heineken NV	2,553	215,596
IMCD NV	575	85,424
ING Groep NV	30,666	546,768
JDE Peet’s NV	647	12,112
Koninklijke Ahold Delhaize NV	8,751	309,163
Koninklijke KPN NV	32,615	124,824
Koninklijke Philips NV *	7,556	197,085
NN Group NV	2,972	150,773
NXP Semiconductors NV	2,332	502,756
Prosus NV *	12,531	547,224
QIAGEN NV *	1,970	75,457
Randstad NV	1,255	50,498
Stellantis NV	17,618	226,469
Universal Music Group NV	7,550	210,826
Wolters Kluwer NV	2,326	357,051

(Cost $6,552,932)		8,050,447

New Zealand — 0.1%
Auckland International Airport Ltd.	11,333	51,947
Contact Energy Ltd.	12,359	64,060
Fisher & Paykel Healthcare Corp. Ltd.	4,840	92,428
Infratil Ltd.	9,408	57,410
Meridian Energy Ltd.	11,799	39,008

	Number of Shares	Value $
Xero Ltd. *	1,339	142,159

(Cost $454,787)		447,012

Norway — 0.2%
Aker BP ASA	2,802	57,942
DNB Bank ASA	8,425	194,074
Equinor ASA	8,614	197,202
Gjensidige Forsikring ASA	1,622	33,296
Kongsberg Gruppen ASA	851	103,314
Mowi ASA	3,718	69,244
Norsk Hydro ASA	14,285	84,133
Orkla ASA	7,537	72,866
Salmar ASA	527	26,107
Telenor ASA	6,844	88,750
Yara International ASA	1,247	35,458

(Cost $1,036,136)		962,386

Poland — 0.0%
InPost SA *

(Cost $50,459)	2,814	48,552

Portugal — 0.0%
EDP SA	32,934	106,522
Galp Energia SGPS SA	3,474	57,428
Jeronimo Martins SGPS SA	3,037	65,570

(Cost $271,693)		229,520

Singapore — 0.4%
CapitaLand Ascendas REIT	25,179	47,976
CapitaLand Integrated Commercial Trust REIT	64,956	94,872
CapitaLand Investment Ltd.	16,402	31,131
DBS Group Holdings Ltd.	19,037	647,834
Genting Singapore Ltd.	28,908	15,646
Grab Holdings Ltd., Class A *	18,995	92,126
Keppel Ltd.	15,500	78,833
Oversea-Chinese Banking Corp. Ltd.	31,985	408,112
Sea Ltd., ADR *	3,315	421,900
Sembcorp Industries Ltd.	8,600	38,830
Singapore Airlines Ltd.	14,250	71,947
Singapore Exchange Ltd.	9,131	91,053
Singapore Technologies Engineering Ltd.	8,702	34,903
Singapore Telecommunications Ltd.	77,900	196,367
United Overseas Bank Ltd.	12,001	339,886
Wilmar International Ltd.	20,400	48,550

(Cost $2,169,670)		2,659,966

Spain — 0.7%
Acciona SA	263	32,467
ACS Actividades de Construccion y Servicios SA	1,664	89,816
Aena SME SA, 144A	645	144,088
Amadeus IT Group SA	4,469	337,985

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Banco Bilbao Vizcaya Argentaria SA	55,513	740,433
Banco de Sabadell SA	49,903	137,948
Banco Santander SA	137,564	890,160
CaixaBank SA	37,488	260,749
Cellnex Telecom SA, 144A *	5,393	193,164
EDP Renovaveis SA	2,589	23,116
Endesa SA	2,929	65,279
Grifols SA *	3,105	34,294
Iberdrola SA	54,379	788,931
Industria de Diseno Textil SA	9,936	537,339
Redeia Corp. SA	3,616	64,984
Repsol SA	12,112	155,063
Telefonica SA	38,363	171,599

(Cost $3,273,757)		4,667,415

Sweden — 1.0%
AddTech AB, Class B	2,428	73,190
Alfa Laval AB	3,012	130,327
Assa Abloy AB, Class B	9,053	277,701
Atlas Copco AB, Class A	24,731	421,011
Atlas Copco AB, Class B	14,476	215,688
Beijer Ref AB	2,833	42,356
Boliden AB	2,510	87,913
Epiroc AB, Class A	6,234	121,717
Epiroc AB, Class B	4,123	70,515
EQT AB	4,235	131,487
Essity AB, Class B	5,159	142,490
Evolution AB, 144A	1,608	123,276
Fastighets AB Balder, Class B *	7,158	50,836
H & M Hennes & Mauritz AB, Class B	6,568	88,195
Hexagon AB, Class B	20,886	238,236
Holmen AB, Class B	877	34,590
Industrivarden AB, Class A	1,323	50,036
Industrivarden AB, Class C	1,607	60,732
Indutrade AB	2,506	71,386
Investment AB Latour, Class B	1,169	31,710
Investor AB, Class B	15,726	468,406
L E Lundbergforetagen AB, Class B	568	28,360
Lifco AB, Class B	2,388	81,772
Nibe Industrier AB, Class B	14,208	53,258
Saab AB, Class B	2,975	88,556
Sagax AB, Class B	1,735	36,235
Sandvik AB	9,838	213,254
Securitas AB, Class B	5,830	84,666
Skandinaviska Enskilda Banken AB, Class A	14,908	239,762
Skanska AB, Class B	2,489	59,077
SKF AB, Class B	2,927	63,202
Spotify Technology SA *	1,439	874,926

	Number of Shares	Value $
Svenska Cellulosa AB SCA, Class B	5,302	72,800
Svenska Handelsbanken AB, Class A	12,433	156,178
Swedbank AB, Class A	8,500	204,521
Swedish Orphan Biovitrum AB *	1,723	50,654
Tele2 AB, Class B	4,917	58,445
Telefonaktiebolaget LM Ericsson, Class B	27,685	227,358
Telia Co. AB	22,816	74,388
Trelleborg AB, Class B	1,726	67,142
Volvo AB, Class B	14,848	460,581

(Cost $5,573,634)		6,126,933

Switzerland — 2.9%
ABB Ltd.	14,835	794,324
Alcon, Inc.	4,544	420,027
Avolta AG *	821	37,162
Baloise Holding AG	463	89,136
Banque Cantonale Vaudoise	280	29,792
Barry Callebaut AG	38	45,950
BKW AG	222	39,024
Chocoladefabriken Lindt & Spruengli AG	1	121,917
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	100,992
Chubb Ltd.	3,532	1,008,315
Cie Financiere Richemont SA, Class A	5,099	1,037,037
Coca-Cola HBC AG *	2,241	94,811
DSM-Firmenich AG	1,847	197,851
EMS-Chemie Holding AG	75	52,369
Galderma Group AG *	447	54,467
Garmin Ltd.	1,410	322,791
Geberit AG	348	203,805
Givaudan SA	89	400,290
Glencore PLC *	97,267	390,875
Helvetia Holding AG	271	50,701
Holcim AG *	4,736	517,246
Julius Baer Group Ltd.	1,804	121,166
Kuehne + Nagel International AG	478	109,984
Logitech International SA	1,429	140,010
Lonza Group AG	692	436,100
Nestle SA	24,456	2,361,437
Novartis AG	18,292	1,979,935
Partners Group Holding AG	221	324,060
Roche Holding AG	6,602	2,189,325
Roche Holding AG	281	98,478
Sandoz Group AG	3,768	165,170
Schindler Holding AG	250	73,428
Schindler Holding AG Participation Certificates	410	125,238
SGS SA	1,551	159,183

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
SIG Group AG *	2,752	54,598
Sika AG	1,478	374,640
Sonova Holding AG	471	150,866
STMicroelectronics NV	6,166	152,172
Straumann Holding AG	986	133,379
Swatch Group AG — Bearer	281	54,503
Swiss Life Holding AG	264	229,634
Swiss Prime Site AG	634	73,150
Swiss Re AG	2,839	454,051
Swisscom AG	195	110,981
Temenos AG	557	45,591
UBS Group AG	30,185	1,033,767
VAT Group AG, 144A	281	104,770
Zurich Insurance Group AG	1,326	872,390

(Cost $15,881,967)		18,136,888

United Kingdom — 3.7%
3i Group PLC	9,478	472,238
Admiral Group PLC	2,604	94,266
Amcor PLC	12,745	128,979
Anglo American PLC	11,545	339,582
Ashtead Group PLC	3,940	238,379
Associated British Foods PLC	2,881	68,743
AstraZeneca PLC	14,368	2,165,188
Auto Trader Group PLC, 144A	9,283	90,658
Aviva PLC	25,407	174,160
BAE Systems PLC	28,768	509,480
Barclays PLC	135,086	529,502
Barratt Redrow PLC	12,857	69,078
BP PLC	145,792	802,861
British American Tobacco PLC	18,460	717,540
BT Group PLC	63,510	127,790
Bunzl PLC	3,089	130,999
Centrica PLC	56,426	106,218
CNH Industrial NV	8,829	113,718
Coca-Cola Europacific Partners PLC	1,795	154,837
Compass Group PLC	15,930	556,216
Croda International PLC	1,270	52,835
Diageo PLC	20,639	562,112
Entain PLC	5,820	54,713
GSK PLC	38,185	705,103
Haleon PLC	79,993	401,282
Halma PLC	3,198	112,749
Hargreaves Lansdown PLC	3,049	42,403
Hikma Pharmaceuticals PLC	1,774	48,249
HSBC Holdings PLC	168,427	1,979,932
Imperial Brands PLC	7,248	255,081
Informa PLC	11,702	126,570
InterContinental Hotels Group PLC	1,434	179,262
Intertek Group PLC	1,498	96,857

	Number of Shares	Value $
J Sainsbury PLC	16,447	53,554
JD Sports Fashion PLC	28,885	28,391
Kingfisher PLC	15,738	48,887
Land Securities Group PLC REIT	6,395	45,455
Legal & General Group PLC	52,266	161,039
Lloyds Banking Group PLC	555,691	510,640
London Stock Exchange Group PLC	4,367	651,322
M&G PLC	25,572	68,133
Marks & Spencer Group PLC	17,363	77,569
Melrose Industries PLC	12,448	100,470
Mondi PLC	4,515	69,784
National Grid PLC	44,815	550,181
NatWest Group PLC	74,211	447,404
Next PLC	1,026	129,512
Pearson PLC	4,643	79,597
Pentair PLC	1,600	150,720
Phoenix Group Holdings PLC	6,876	44,848
Reckitt Benckiser Group PLC	6,626	437,180
RELX PLC	17,651	848,561
Rentokil Initial PLC	22,880	114,661
Rio Tinto PLC	10,249	618,668
Rolls-Royce Holdings PLC *	78,966	739,760
Sage Group PLC	10,103	160,923
Schroders PLC	9,252	42,987
Segro PLC REIT	11,531	102,245
Severn Trent PLC	2,492	78,539
Shell PLC	56,972	1,890,970
Smith & Nephew PLC	8,056	116,704
Smiths Group PLC	2,986	75,723
Spirax Group PLC	590	54,046
SSE PLC	9,762	187,819
Standard Chartered PLC	19,183	306,518
Tesco PLC	63,561	304,285
Unilever PLC	23,436	1,324,090
United Utilities Group PLC	7,279	89,839
Vodafone Group PLC	202,508	178,951
Whitbread PLC	1,870	62,962
Willis Towers Watson PLC	943	320,290
Wise PLC, Class A *	6,183	77,269
WPP PLC	11,163	90,520

(Cost $19,141,410)		23,648,596

United States — 75.2%
3M Co.	5,032	780,564
A O Smith Corp.	1,198	79,643
Abbott Laboratories	16,121	2,224,859
AbbVie, Inc.	16,533	3,455,893
Adobe, Inc. *	4,090	1,793,710
Advanced Micro Devices, Inc. *	15,022	1,500,097
AECOM	1,157	115,758
Aflac, Inc.	4,886	534,870

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Agilent Technologies, Inc.	2,717	347,559
Air Products and Chemicals, Inc.	2,059	650,953
Airbnb, Inc., Class A *	3,997	555,063
Akamai Technologies, Inc. *	1,497	120,778
Albemarle Corp.	1,045	80,496
Albertsons Cos., Inc., Class A	3,250	68,380
Alexandria Real Estate Equities, Inc. REIT	1,417	144,902
Align Technology, Inc. *	654	122,318
Alliant Energy Corp.	2,386	153,969
Allstate Corp.	2,484	494,689
Ally Financial, Inc.	2,929	108,666
Alnylam Pharmaceuticals, Inc. *	1,184	292,152
Alphabet, Inc., Class A	54,647	9,305,291
Alphabet, Inc., Class C	46,573	8,020,802
Altria Group, Inc.	15,697	876,677
Amazon.com, Inc. *	88,339	18,752,603
Ameren Corp.	2,469	250,752
American Electric Power Co., Inc.	4,895	519,115
American Express Co.	5,300	1,595,088
American Financial Group, Inc.	654	82,587
American Homes 4 Rent, Class A REIT	2,829	104,701
American International Group, Inc.	6,151	510,164
American Tower Corp. REIT	4,364	897,326
American Water Works Co., Inc.	1,833	249,233
Ameriprise Financial, Inc.	921	494,853
AMETEK, Inc.	2,094	396,394
Amgen, Inc.	5,068	1,561,248
Amphenol Corp., Class A	11,222	747,385
Analog Devices, Inc.	4,654	1,070,699
Annaly Capital Management, Inc. REIT	4,467	98,095
ANSYS, Inc. *	828	275,931
Aon PLC, Class A	1,846	755,236
Apollo Global Management, Inc.	3,652	545,134
Apple, Inc.	140,350	33,942,244
Applied Materials, Inc.	7,681	1,214,136
AppLovin Corp., Class A *	1,910	622,163
Archer-Daniels-Midland Co.	4,331	204,423
Ares Management Corp., Class A	1,800	307,692
Arista Networks, Inc. *	9,908	921,939
Arthur J Gallagher & Co.	2,320	783,557
Aspen Technology, Inc. *	273	72,413
Assurant, Inc.	555	115,379
AT&T, Inc.	66,805	1,831,125
Atmos Energy Corp.	1,378	209,635
Autodesk, Inc. *	2,015	552,533
Automatic Data Processing, Inc.	3,765	1,186,653
AutoZone, Inc. *	154	537,924

	Number of Shares	Value $
AvalonBay Communities, Inc. REIT	1,263	285,665
Avantor, Inc. *	5,590	93,353
Avery Dennison Corp.	765	143,797
Axon Enterprise, Inc. *	655	346,135
Baker Hughes Co.	9,463	421,955
Ball Corp.	2,921	153,907
Bank of America Corp.	63,214	2,914,165
Bank of New York Mellon Corp.	6,332	563,231
Baxter International, Inc.	4,494	155,088
Becton Dickinson & Co.	2,782	627,424
Bentley Systems, Inc., Class B	1,202	52,768
Berkshire Hathaway, Inc., Class B *	12,370	6,356,077
Best Buy Co., Inc.	2,042	183,596
Biogen, Inc. *	1,343	188,691
BioMarin Pharmaceutical, Inc. *	1,658	117,983
Bio-Rad Laboratories, Inc., Class A *	238	63,108
Bio-Techne Corp.	1,458	90,031
Blackrock, Inc.	1,393	1,362,048
Blackstone, Inc.	6,605	1,064,462
Block, Inc. *	4,956	323,627
Boeing Co. *	6,812	1,189,580
Booking Holdings, Inc.	312	1,564,995
Booz Allen Hamilton Holding Corp.	1,098	116,454
Boston Scientific Corp. *	13,729	1,424,933
Bristol-Myers Squibb Co.	18,811	1,121,512
Broadcom, Inc.	41,610	8,298,282
Broadridge Financial Solutions, Inc.	1,075	259,311
Brookfield Asset Management Ltd., Class A	3,263	185,173
Brown & Brown, Inc.	2,368	280,703
Brown-Forman Corp., Class B	1,667	55,194
Builders FirstSource, Inc. *	1,089	151,360
Bunge Global SA	1,353	100,379
Burlington Stores, Inc. *	555	138,378
BXP, Inc. REIT	1,260	89,372
C.H. Robinson Worldwide, Inc.	1,165	118,387
Cadence Design Systems, Inc. *	2,501	626,500
Camden Property Trust REIT	893	110,786
Capital One Financial Corp.	3,552	712,354
Cardinal Health, Inc.	2,269	293,790
Carlisle Cos., Inc.	451	153,683
Carlyle Group, Inc.	1,733	86,373
CarMax, Inc. *	1,357	112,590
Carnival Corp. *	9,276	221,975
Carrier Global Corp.	7,802	505,570
Carvana Co. *	1,067	248,718
Caterpillar, Inc.	4,458	1,533,329
Cboe Global Markets, Inc.	893	188,244

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
CBRE Group, Inc., Class A *	2,779	394,451
CDW Corp.	1,214	216,335
Cencora, Inc.	1,678	425,440
Centene Corp. *	5,096	296,383
CenterPoint Energy, Inc.	5,776	198,579
CF Industries Holdings, Inc.	1,863	150,940
Charles Schwab Corp.	16,019	1,273,991
Charter Communications, Inc., Class A *	884	321,396
Cheniere Energy, Inc.	2,086	476,776
Chevron Corp.	15,731	2,495,251
Chipotle Mexican Grill, Inc. *	12,651	682,774
Church & Dwight Co., Inc.	2,182	242,638
Cigna Group	2,582	797,451
Cincinnati Financial Corp.	1,421	210,038
Cintas Corp.	3,398	705,085
Cisco Systems, Inc.	37,453	2,401,112
Citigroup, Inc.	17,653	1,411,357
Citizens Financial Group, Inc.	4,493	205,645
Clorox Co.	1,109	173,437
Cloudflare, Inc., Class A *	2,827	410,763
CME Group, Inc.	3,329	844,800
CMS Energy Corp.	2,909	212,502
Coca-Cola Co.	38,155	2,717,018
Cognizant Technology Solutions Corp., Class A	4,644	386,985
Coinbase Global, Inc., Class A *	1,745	376,257
Colgate-Palmolive Co.	7,019	639,922
Comcast Corp., Class A	35,786	1,284,002
Conagra Brands, Inc.	4,549	116,181
ConocoPhillips	12,201	1,209,729
Consolidated Edison, Inc.	3,266	331,564
Constellation Brands, Inc., Class A	1,568	275,184
Constellation Energy Corp.	2,970	744,119
Cooper Cos., Inc. *	1,803	162,955
Copart, Inc. *	8,187	448,648
Corebridge Financial, Inc.	2,295	79,591
Corning, Inc.	7,470	374,620
Corpay, Inc. *	616	226,103
Corteva, Inc.	6,635	417,872
CoStar Group, Inc. *	3,765	287,081
Costco Wholesale Corp.	4,131	4,331,808
Coterra Energy, Inc.	7,456	201,237
CRH PLC	5,366	548,231
CRH PLC	619	63,460
Crowdstrike Holdings, Inc., Class A *	2,343	912,973
Crown Castle, Inc. REIT	4,155	390,986
Crown Holdings, Inc.	1,204	107,915
CSX Corp.	18,074	578,549
Cummins, Inc.	1,291	475,320

	Number of Shares	Value $
CVS Health Corp.	11,850	778,782
D.R. Horton, Inc.	2,742	347,713
Danaher Corp.	5,971	1,240,535
Darden Restaurants, Inc.	1,164	233,335
Datadog, Inc., Class A *	2,615	304,778
DaVita, Inc. *	385	56,934
Dayforce, Inc. *	1,536	95,217
Deckers Outdoor Corp. *	1,398	194,825
Deere & Co.	2,454	1,179,859
Dell Technologies, Inc., Class C	2,955	303,656
Delta Air Lines, Inc.	1,170	70,340
Devon Energy Corp.	6,177	223,731
Dexcom, Inc. *	3,528	311,769
Diamondback Energy, Inc.	1,782	283,267
Dick’s Sporting Goods, Inc.	536	120,654
Digital Realty Trust, Inc. REIT	3,069	479,746
Discover Financial Services	2,384	465,333
DocuSign, Inc. *	1,791	148,957
Dollar General Corp.	2,094	155,333
Dollar Tree, Inc. *	2,044	148,926
Dominion Energy, Inc.	7,739	438,182
Domino’s Pizza, Inc.	323	158,176
DoorDash, Inc., Class A *	3,346	663,980
Dover Corp.	1,334	265,159
Dow, Inc.	6,635	252,860
DraftKings, Inc., Class A *	3,838	168,335
DTE Energy Co.	1,864	249,217
Duke Energy Corp.	7,218	848,043
DuPont de Nemours, Inc.	3,938	322,010
Dynatrace, Inc. *	2,704	154,804
Eastman Chemical Co.	969	94,817
Eaton Corp. PLC	3,669	1,076,191
eBay, Inc.	4,888	316,449
Ecolab, Inc.	2,390	642,934
Edison International	3,539	192,663
Edwards Lifesciences Corp. *	5,729	410,311
Electronic Arts, Inc.	2,377	306,918
Elevance Health, Inc.	2,167	860,039
Eli Lilly & Co.	7,506	6,910,249
EMCOR Group, Inc.	410	167,653
Emerson Electric Co.	5,411	658,032
Entegris, Inc.	1,439	145,656
Entergy Corp.	4,054	353,955
EOG Resources, Inc.	5,327	676,209
EPAM Systems, Inc. *	525	108,224
EQT Corp.	5,253	253,037
Equifax, Inc.	1,126	276,095
Equinix, Inc. REIT	935	845,820
Equitable Holdings, Inc.	2,963	163,024
Equity LifeStyle Properties, Inc. REIT	1,776	121,798
Equity Residential REIT	3,442	255,293

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Erie Indemnity Co., Class A	270	115,579
Essential Utilities, Inc.	2,197	83,442
Essex Property Trust, Inc. REIT	619	192,862
Estee Lauder Cos., Inc., Class A	2,102	151,155
Evergy, Inc.	2,085	143,677
Eversource Energy	3,673	231,436
Exact Sciences Corp. *	1,610	76,330
Exelon Corp.	9,170	405,314
Expand Energy Corp. (c)	1,909	188,762
Expedia Group, Inc. *	1,254	248,242
Expeditors International of Washington, Inc.	1,310	153,742
Extra Space Storage, Inc. REIT	1,905	290,627
Exxon Mobil Corp.	41,295	4,597,372
F5, Inc. *	552	161,421
FactSet Research Systems, Inc.	358	165,303
Fair Isaac Corp. *	227	428,201
Fastenal Co.	5,224	395,614
FedEx Corp.	2,193	576,540
Ferguson Enterprises, Inc.	1,913	339,558
Fidelity National Financial, Inc.	2,270	146,483
Fidelity National Information Services, Inc.	5,203	370,037
Fifth Third Bancorp	6,272	272,644
First Citizens BancShares, Inc., Class A	85	174,085
First Solar, Inc. *	885	120,519
FirstEnergy Corp.	5,413	209,862
Fiserv, Inc. *	5,390	1,270,369
Flutter Entertainment PLC *	181	50,787
Flutter Entertainment PLC *	1,472	403,686
Ford Motor Co.	36,420	347,811
Fortinet, Inc. *	6,117	660,697
Fortive Corp.	3,230	256,914
Fortune Brands Innovations, Inc.	1,267	82,000
Fox Corp., Class A	2,486	143,194
Fox Corp., Class B	1,377	74,454
Franklin Resources, Inc.	2,919	59,110
Freeport-McMoRan, Inc.	13,724	506,553
Gaming and Leisure Properties, Inc. REIT	2,719	136,358
Gartner, Inc. *	704	350,817
GE Aerospace	10,119	2,094,431
GE HealthCare Technologies, Inc.	4,170	364,250
GE Vernova, Inc.	2,530	848,005
Gen Digital, Inc.	4,941	135,038
General Dynamics Corp.	2,106	531,976
General Mills, Inc.	5,385	326,439
General Motors Co.	10,816	531,390
Genuine Parts Co.	1,360	169,837
Gilead Sciences, Inc.	11,467	1,310,793
Global Payments, Inc.	2,371	249,619

	Number of Shares	Value $
GoDaddy, Inc., Class A *	1,236	221,862
Goldman Sachs Group, Inc.	2,879	1,791,573
Graco, Inc.	1,474	128,341
Halliburton Co.	8,515	224,541
Hartford Insurance Group, Inc.	2,695	318,765
HCA Healthcare, Inc.	1,845	565,124
Healthpeak Properties, Inc. REIT	6,546	133,931
HEICO Corp.	381	100,843
HEICO Corp., Class A	721	153,688
Hershey Co.	1,353	233,677
Hess Corp.	2,480	369,371
Hewlett Packard Enterprise Co.	11,864	235,026
Hilton Worldwide Holdings, Inc.	2,248	595,630
Hologic, Inc. *	2,106	133,499
Home Depot, Inc.	9,262	3,673,309
Honeywell International, Inc.	5,988	1,274,785
Hormel Foods Corp.	2,915	83,456
Host Hotels & Resorts, Inc. REIT	6,259	100,958
Howmet Aerospace, Inc.	3,692	504,327
HP, Inc.	8,525	263,167
Hubbell, Inc.	465	172,789
HubSpot, Inc. *	471	340,999
Humana, Inc.	1,147	310,172
Huntington Bancshares, Inc.	13,654	224,881
Hyatt Hotels Corp., Class A	310	43,695
IDEX Corp.	740	143,804
IDEXX Laboratories, Inc. *	796	347,940
Illinois Tool Works, Inc.	2,829	746,799
Illumina, Inc. *	1,496	132,755
Incyte Corp. *	1,769	130,022
Ingersoll Rand, Inc.	3,712	314,703
Insulet Corp. *	644	175,342
Intel Corp.	39,445	936,030
Interactive Brokers Group, Inc., Class A	948	193,771
Intercontinental Exchange, Inc.	5,217	903,741
International Business Machines Corp.	8,653	2,184,363
International Flavors & Fragrances, Inc.	2,341	191,517
International Paper Co.	4,636	261,239
Interpublic Group of Cos., Inc.	3,590	98,366
Intuit, Inc.	2,597	1,594,142
Intuitive Surgical, Inc. *	3,306	1,894,834
Invitation Homes, Inc. REIT	5,611	190,830
IQVIA Holdings, Inc. *	1,640	309,632
Iron Mountain, Inc. REIT	2,785	259,478
J M Smucker Co.	997	110,198
Jabil, Inc.	1,204	186,524
Jack Henry & Associates, Inc.	602	104,501
Jacobs Solutions, Inc.	1,072	137,334
JB Hunt Transport Services, Inc.	707	113,961

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Johnson & Johnson	22,575	3,725,327
Johnson Controls International PLC	6,263	536,489
JPMorgan Chase & Co.	26,273	6,953,149
Juniper Networks, Inc.	2,488	90,066
Kellanova	2,519	208,825
Kenvue, Inc.	17,815	420,434
Keurig Dr Pepper, Inc.	10,804	362,150
KeyCorp	9,440	163,501
Keysight Technologies, Inc. *	1,644	262,267
Kimberly-Clark Corp.	3,105	440,941
Kimco Realty Corp. REIT	6,176	136,490
Kinder Morgan, Inc.	19,037	515,903
KKR & Co., Inc.	5,778	783,439
KLA Corp.	1,231	872,582
Kraft Heinz Co.	7,947	244,052
Kroger Co.	6,577	426,321
L3Harris Technologies, Inc.	1,754	361,517
Labcorp Holdings, Inc.	710	178,238
Lam Research Corp.	11,849	909,292
Las Vegas Sands Corp.	3,723	166,455
Leidos Holdings, Inc.	1,316	171,041
Lennar Corp., Class A	2,281	272,876
Lennox International, Inc.	280	168,294
Liberty Media Corp.-Liberty Formula One, Class C *	1,946	187,653
Linde PLC	4,509	2,105,928
Live Nation Entertainment, Inc. *	1,614	231,383
LKQ Corp.	2,191	92,438
Lockheed Martin Corp.	2,028	913,350
Loews Corp.	1,766	153,059
Lowe’s Cos., Inc.	5,306	1,319,284
LPL Financial Holdings, Inc.	752	279,548
LyondellBasell Industries NV, Class A	2,240	172,099
M&T Bank Corp.	1,517	290,839
Manhattan Associates, Inc. *	569	100,645
Marathon Petroleum Corp.	3,095	464,807
Markel Group, Inc. *	122	235,880
Marriott International, Inc., Class A	2,199	616,710
Marsh & McLennan Cos., Inc.	4,551	1,082,410
Martin Marietta Materials, Inc.	537	259,446
Marvell Technology, Inc.	7,864	722,072
Masco Corp.	2,008	150,961
Mastercard, Inc., Class A	7,669	4,419,721
McCormick & Co., Inc.	2,343	193,555
McDonald’s Corp.	6,720	2,071,978
McKesson Corp.	1,233	789,441
Merck & Co., Inc.	23,758	2,191,676
Meta Platforms, Inc., Class A	20,319	13,577,156
MetLife, Inc.	5,739	494,587

	Number of Shares	Value $
Mettler-Toledo International, Inc. *	213	271,089
MGM Resorts International *	2,635	91,593
Microchip Technology, Inc.	5,068	298,302
Micron Technology, Inc.	10,500	983,115
Microsoft Corp.	65,924	26,171,169
MicroStrategy, Inc., Class A *	2,157	550,963
Mid-America Apartment Communities, Inc. REIT	1,080	181,570
Moderna, Inc. *	2,975	92,106
Molina Healthcare, Inc. *	562	169,229
Molson Coors Beverage Co., Class B	1,688	103,458
Mondelez International, Inc., Class A	12,495	802,554
MongoDB, Inc. *	663	177,306
Monolithic Power Systems, Inc.	492	300,617
Monster Beverage Corp. *	7,116	388,889
Moody’s Corp.	1,547	779,595
Morgan Stanley	11,303	1,504,542
Motorola Solutions, Inc.	1,564	688,504
MSCI, Inc.	765	451,740
Nasdaq, Inc.	3,995	330,706
Natera, Inc. *	1,225	190,598
NetApp, Inc.	2,039	203,513
Netflix, Inc. *	3,991	3,913,415
Neurocrine Biosciences, Inc. *	879	104,355
Newmont Corp.	10,486	449,220
News Corp., Class A	3,693	105,694
NextEra Energy, Inc.	19,062	1,337,581
NIKE, Inc., Class B	10,981	872,221
NiSource, Inc.	3,713	151,528
Nordson Corp.	554	116,501
Norfolk Southern Corp.	2,087	512,880
Northern Trust Corp.	1,921	211,733
Northrop Grumman Corp.	1,253	578,560
NRG Energy, Inc.	1,970	208,249
Nucor Corp.	2,330	320,305
Nutanix, Inc., Class A *	2,394	184,075
NVIDIA Corp.	228,800	28,581,696
NVR, Inc. *	29	210,122
Occidental Petroleum Corp.	6,177	301,685
Okta, Inc. *	1,396	126,324
Old Dominion Freight Line, Inc.	1,818	320,877
Omnicom Group, Inc.	1,860	153,934
ON Semiconductor Corp. *	4,145	195,022
ONEOK, Inc.	5,773	579,551
Oracle Corp.	15,662	2,600,832
O’Reilly Automotive, Inc. *	527	723,908
Otis Worldwide Corp.	3,414	340,649
Ovintiv, Inc.	2,227	96,785
Owens Corning	883	136,017

See Notes to Financial Statements.

28 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
PACCAR, Inc.	4,967	532,661
Packaging Corp. of America	893	190,289
Palantir Technologies, Inc., Class A *	19,742	1,676,491
Palo Alto Networks, Inc. *	6,080	1,157,814
Parker-Hannifin Corp.	1,204	804,886
Paychex, Inc.	3,010	456,527
Paycom Software, Inc.	486	106,662
PayPal Holdings, Inc. *	8,993	638,953
PepsiCo, Inc.	12,878	1,976,387
Pfizer, Inc.	52,523	1,388,183
PG&E Corp.	22,359	365,346
Philip Morris International, Inc.	14,551	2,259,479
Phillips 66	4,012	520,316
Pinterest, Inc., Class A *	6,111	225,985
PNC Financial Services Group, Inc.	3,770	723,538
Pool Corp.	329	114,163
PPG Industries, Inc.	2,107	238,555
PPL Corp.	6,724	236,752
Principal Financial Group, Inc.	2,166	192,861
Procter & Gamble Co.	22,093	3,840,647
Progressive Corp.	5,381	1,517,442
Prologis, Inc. REIT	8,697	1,077,732
Prudential Financial, Inc.	3,401	391,455
PTC, Inc. *	1,198	196,029
Public Service Enterprise Group, Inc.	4,758	386,112
Public Storage REIT	1,497	454,519
PulteGroup, Inc.	1,988	205,321
Pure Storage, Inc., Class A *	2,902	152,268
QUALCOMM, Inc.	10,387	1,632,525
Quanta Services, Inc.	1,330	345,308
Quest Diagnostics, Inc.	972	168,059
Raymond James Financial, Inc.	1,786	276,241
RB Global, Inc.	1,634	167,852
Realty Income Corp. REIT	8,137	464,053
Reddit, Inc., Class A *	664	107,422
Regency Centers Corp. REIT	1,496	114,743
Regeneron Pharmaceuticals, Inc.	1,035	723,196
Regions Financial Corp.	8,560	202,958
Reliance, Inc.	493	146,500
Republic Services, Inc.	2,060	488,261
ResMed, Inc.	1,356	316,653
Revvity, Inc.	1,096	122,916
Rivian Automotive, Inc., Class A *	5,847	69,228
Robinhood Markets, Inc., Class A *	5,113	256,161
ROBLOX Corp., Class A *	4,569	290,771
Rockwell Automation, Inc.	1,036	297,487
Roku, Inc. *	1,093	91,276
Rollins, Inc.	2,811	147,268

	Number of Shares	Value $
Roper Technologies, Inc.	973	568,719
Ross Stores, Inc.	3,061	429,520
Royal Caribbean Cruises Ltd.	2,302	566,522
Royalty Pharma PLC, Class A	3,984	134,022
RPM International, Inc.	1,170	144,951
RTX Corp.	12,347	1,642,028
S&P Global, Inc.	2,939	1,568,662
Salesforce, Inc.	8,889	2,647,589
Samsara, Inc., Class A *	2,990	142,563
SBA Communications Corp. REIT	1,062	231,410
Schlumberger NV	13,212	550,412
Seagate Technology Holdings PLC	1,768	180,177
SEI Investments Co.	1,095	87,655
Sempra	5,745	411,170
ServiceNow, Inc. *	1,926	1,790,718
Sherwin-Williams Co.	2,268	821,628
Simon Property Group, Inc. REIT	3,135	583,392
Skyworks Solutions, Inc.	1,497	99,790
Snap, Inc., Class A *	9,759	100,030
Snap-on, Inc.	468	159,668
Snowflake, Inc., Class A *	2,747	486,494
Solventum Corp. *	1,258	100,326
Southern Co.	10,145	910,920
Southwest Airlines Co.	1,360	42,242
SS&C Technologies Holdings, Inc.	2,305	205,260
Stanley Black & Decker, Inc.	1,497	129,535
Starbucks Corp.	10,536	1,220,174
State Street Corp.	2,899	287,668
Steel Dynamics, Inc.	1,300	175,591
STERIS PLC	885	194,045
Stryker Corp.	3,193	1,233,105
Sun Communities, Inc. REIT	1,087	147,995
Super Micro Computer, Inc. *	4,746	196,769
Synchrony Financial	3,679	223,242
Synopsys, Inc. *	1,429	653,453
Sysco Corp.	4,598	347,333
T. Rowe Price Group, Inc.	2,045	216,197
Take-Two Interactive Software, Inc. *	1,656	351,039
Targa Resources Corp.	2,007	404,852
Target Corp.	4,346	539,947
Teledyne Technologies, Inc. *	441	227,124
Teradyne, Inc.	1,495	164,241
Tesla, Inc. *	26,989	7,907,237
Texas Instruments, Inc.	8,431	1,652,392
Texas Pacific Land Corp.	195	278,450
Textron, Inc.	1,958	146,321
The Campbell’s Company	1,682	67,381
Thermo Fisher Scientific, Inc.	3,542	1,873,576

See Notes to Financial Statements.

DBX ETF Trust | 29

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
TJX Cos., Inc.	10,651	1,328,819
T-Mobile US, Inc.	4,855	1,309,345
Toast, Inc., Class A *	3,828	147,761
Tractor Supply Co.	4,695	259,868
Trade Desk, Inc., Class A *	4,083	287,117
Tradeweb Markets, Inc., Class A	991	134,152
TransDigm Group, Inc.	524	716,413
TransUnion	1,885	174,231
Travelers Cos., Inc.	2,090	540,244
Trimble, Inc. *	2,388	171,888
Truist Financial Corp.	12,258	568,158
Twilio, Inc., Class A *	1,527	183,133
Tyler Technologies, Inc. *	428	260,408
Tyson Foods, Inc., Class A	2,558	156,908
Uber Technologies, Inc. *	17,346	1,318,469
UDR, Inc. REIT	2,886	130,389
U-Haul Holding Co.	843	51,887
Ulta Beauty, Inc. *	445	163,030
Union Pacific Corp.	5,722	1,411,560
United Airlines Holdings, Inc. *	703	65,948
United Parcel Service, Inc., Class B	6,668	793,692
United Rentals, Inc.	601	386,034
United Therapeutics Corp. *	413	132,181
UnitedHealth Group, Inc.	8,620	4,094,155
Universal Health Services, Inc., Class B	546	95,687
US Bancorp	14,476	678,924
Valero Energy Corp.	2,922	381,993
Veeva Systems, Inc., Class A *	1,416	317,382
Ventas, Inc. REIT	3,649	252,438
Veralto Corp.	2,107	210,194
VeriSign, Inc. *	884	210,286
Verisk Analytics, Inc.	1,324	393,109
Verizon Communications, Inc.	38,848	1,674,349
Vertex Pharmaceuticals, Inc. *	2,408	1,155,334
Vertiv Holdings Co., Class A	3,228	307,209
Viatris, Inc.	10,961	101,170
VICI Properties, Inc. REIT	10,112	328,539
Visa, Inc., Class A	16,052	5,822,221
Vistra Corp.	3,210	429,049
Vulcan Materials Co.	1,279	316,309
W.R. Berkley Corp.	2,607	164,450
W.W. Grainger, Inc.	421	429,929
Walgreens Boots Alliance, Inc.	6,570	70,168
Walmart, Inc.	41,193	4,062,042
Walt Disney Co.	16,921	1,925,610
Warner Bros Discovery, Inc. *	21,421	245,485
Waste Management, Inc.	3,806	885,961
Waters Corp. *	566	213,574
Watsco, Inc.	339	170,968
WEC Energy Group, Inc.	2,856	304,707

	Number of Shares	Value $
Wells Fargo & Co.	30,284	2,371,843
Welltower, Inc. REIT	5,781	887,441
West Pharmaceutical Services, Inc.	670	155,668
Western Digital Corp. *	3,081	150,753
Westinghouse Air Brake Technologies Corp.	1,615	299,356
Westlake Corp.	309	34,701
Weyerhaeuser Co. REIT	6,841	205,914
Williams Cos., Inc.	11,199	651,558
Williams-Sonoma, Inc.	1,112	216,373
Workday, Inc., Class A *	1,913	503,769
WP Carey, Inc. REIT	2,140	137,409
Wynn Resorts Ltd.	997	89,052
Xcel Energy, Inc.	5,053	364,321
Xylem, Inc.	2,160	282,722
Yum! Brands, Inc.	2,582	403,747
Zebra Technologies Corp., Class A *	438	137,992
Zillow Group, Inc., Class C *	1,266	97,052
Zimmer Biomet Holdings, Inc.	1,864	194,452
Zoetis, Inc.	4,252	711,104
Zoom Communications, Inc. *	2,404	177,175
Zscaler, Inc. *	882	173,075

(Cost $324,081,145)		476,899,624

Uruguay — 0.1%
MercadoLibre, Inc. *

(Cost $498,130)	429	910,282

TOTAL COMMON STOCKS

(Cost $454,548,119)		631,189,418

PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	465	38,035
Dr Ing hc F Porsche AG, 144A	1,012	59,360
Henkel AG & Co. KGaA	1,596	138,066
Porsche Automobil Holding SE	1,429	55,835
Sartorius AG	259	64,889
Volkswagen AG	1,894	205,052

(Cost $833,589)		561,237

WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.* (d), expires 3/31/40

(Cost $0)	214	0

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (e)(f)

(Cost $169,575)	169,575	169,575

See Notes to Financial Statements.

30 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.30% (e)

(Cost $741,253)	741,253	741,253

TOTAL INVESTMENTS — 99.8%

(Cost $456,292,536)		632,661,483
Other assets and liabilities, net — 0.2%		1,342,531

NET ASSETS — 100.0%		634,004,014

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (b)
299,132	3,603	—	—	96,747	—	—	18,534	399,482

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (e)(f)
213,692	—	(44,117) (g)	—	—	759	—	169,575	169,575

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 4.30% (e)
1,730,588	4,558,975	(5,548,310)	—	—	22,779	—	741,253	741,253

2,243,412	4,562,578	(5,592,427)	—	96,747	23,538	—	929,362	1,310,310

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $166,192, which is 0.0% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

DBX ETF Trust | 31

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2025 (Unaudited)

At February 28, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
E-Mini S&P 500 Index	USD	4	1,222,379	1,192,650	3/21/2025	(29,729)
Micro E-Mini S&P 500 Index	USD	8	242,379	238,530	3/21/2025	(3,849)
MSCI EAFE Index	USD	1	116,647	121,480	3/21/2025	4,833
S&P/TSX 60 Index Mini	CAD	1	52,822	53,146	3/20/2025	324

Total net unrealized depreciation						(28,421)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$631,189,418	$—	$—	$631,189,418
Preferred Stocks	561,237	—	—	561,237
Warrants	—	—	0	0
Short-Term Investments (a)	910,828	—	—	910,828
Derivatives (b)
Futures Contracts	5,157	—	—	5,157

TOTAL	$632,666,640	$—	$0	$632,666,640

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(33,578)	$—	$—	$(33,578)

TOTAL	$(33,578)	$—	$—	$(33,578)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

32 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $
COMMON STOCKS — 99.5%

Communication Services — 12.9%
Alphabet, Inc., Class A	8,457	1,440,058
Alphabet, Inc., Class C	7,593	1,307,666
AT&T, Inc.	19,596	537,126
Charter Communications, Inc., Class A *	215	78,168
Comcast Corp., Class A	12,452	446,778
Electronic Arts, Inc.	792	102,263
Fox Corp., Class A	419	24,134
Live Nation Entertainment, Inc. *	406	58,204
Meta Platforms, Inc., Class A	5,618	3,753,948
New York Times Co., Class A	436	20,967
Verizon Communications, Inc.	9,991	430,612
Warner Bros Discovery, Inc. *	2,791	31,985

(Cost $6,259,965)		8,231,909

Consumer Discretionary — 16.2%
Airbnb, Inc., Class A *	1,069	148,452
Amazon.com, Inc. *	11,879	2,521,674
Aptiv PLC *	559	36,402
Aramark	621	23,008
AutoZone, Inc. *	64	223,553
Bath & Body Works, Inc.	341	12,354
Best Buy Co., Inc.	1,609	144,665
Booking Holdings, Inc.	100	501,601
BorgWarner, Inc.	1,148	34,176
Burlington Stores, Inc. *	100	24,933
Carnival Corp. *	1,204	28,812
Chipotle Mexican Grill, Inc. *	1,119	60,392
Coupang, Inc. *	2,507	59,416
Crocs, Inc. *	156	15,533
D.R. Horton, Inc.	1,175	149,002
Darden Restaurants, Inc.	546	109,451
Deckers Outdoor Corp. *	416	57,974
Dick’s Sporting Goods, Inc.	289	65,054
Domino’s Pizza, Inc.	42	20,568
eBay, Inc.	885	57,295
Expedia Group, Inc. *	584	115,609
Five Below, Inc. *	153	13,294
Floor & Decor Holdings, Inc., Class A *	258	24,931
Gap, Inc.	894	20,213
Garmin Ltd.	467	106,910
General Motors Co.	2,743	134,764
Gentex Corp.	863	20,988
Genuine Parts Co.	347	43,333
Grand Canyon Education, Inc. *	114	20,499
H&R Block, Inc.	863	47,042
Home Depot, Inc.	3,095	1,227,477
Las Vegas Sands Corp.	572	25,574

	Number of Shares	Value $
Lear Corp.	262	24,625
Lennar Corp., Class A	1,486	177,770
LKQ Corp.	386	16,285
Lowe’s Cos., Inc.	1,826	454,017
Lululemon Athletica, Inc. *	344	125,770
Macy’s, Inc.	980	14,063
Marriott International, Inc., Class A	278	77,965
McDonald’s Corp.	826	254,681
MGM Resorts International *	861	29,928
Mohawk Industries, Inc. *	111	13,052
Murphy USA, Inc.	54	25,339
NIKE, Inc., Class B	2,605	206,915
NVR, Inc. *	14	101,438
O’Reilly Automotive, Inc. *	195	267,860
Polaris, Inc.	238	10,691
Pool Corp.	107	37,129
PulteGroup, Inc.	1,014	104,726
PVH Corp.	182	13,621
Ralph Lauren Corp.	203	55,041
Ross Stores, Inc.	1,124	157,720
Skechers U.S.A., Inc., Class A *	606	36,960
Starbucks Corp.	3,270	378,699
Tapestry, Inc.	1,193	101,906
Tesla, Inc. *	1,517	444,451
Texas Roadhouse, Inc.	186	34,241
Thor Industries, Inc.	166	16,499
TJX Cos., Inc.	4,288	534,971
Toll Brothers, Inc.	302	33,715
TopBuild Corp. *	81	24,818
Tractor Supply Co.	1,782	98,634
Ulta Beauty, Inc. *	253	92,689
Valvoline, Inc. *	474	17,481
Williams-Sonoma, Inc.	793	154,302
Wynn Resorts Ltd.	265	23,670
Yum! Brands, Inc.	251	39,249

(Cost $8,876,408)		10,295,870

Consumer Staples — 11.5%
Albertsons Cos., Inc., Class A	1,807	38,019
Altria Group, Inc.	7,166	400,221
Archer-Daniels-Midland Co.	2,995	141,364
BJ’s Wholesale Club Holdings, Inc. *	773	78,274
Casey’s General Stores, Inc.	193	79,943
Clorox Co.	246	38,472
Coca-Cola Consolidated, Inc.	20	28,342
Colgate-Palmolive Co.	1,434	130,738
Costco Wholesale Corp.	1,582	1,658,901
Dollar Tree, Inc. *	661	48,160
Estee Lauder Cos., Inc., Class A	233	16,755
General Mills, Inc.	839	50,860

See Notes to Financial Statements.

DBX ETF Trust | 33

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Hershey Co.	301	51,986
Ingredion, Inc.	193	25,208
J M Smucker Co.	148	16,358
Kellanova	457	37,885
Kenvue, Inc.	5,506	129,942
Kimberly-Clark Corp.	720	102,247
Kroger Co.	3,026	196,145
Molson Coors Beverage Co., Class B	350	21,452
Monster Beverage Corp. *	1,681	91,867
Performance Food Group Co. *	602	51,254
Philip Morris International, Inc.	2,691	417,859
Procter & Gamble Co.	5,042	876,501
Sysco Corp.	2,763	208,717
Target Corp.	1,641	203,878
The Campbell’s Company	300	12,018
Tyson Foods, Inc., Class A	395	24,229
US Foods Holding Corp. *	356	25,518
Walmart, Inc.	21,388	2,109,071

(Cost $5,668,384)		7,312,184

Energy — 7.2%
Antero Resources Corp. *	398	14,607
APA Corp.	614	12,710
Baker Hughes Co.	1,417	63,184
Cheniere Energy, Inc.	213	48,683
Chevron Corp.	5,978	948,230
Chord Energy Corp.	207	23,660
ConocoPhillips	4,944	490,198
Coterra Energy, Inc.	2,705	73,008
Devon Energy Corp.	2,651	96,019
Diamondback Energy, Inc.	642	102,052
EOG Resources, Inc.	2,339	296,913
Expand Energy Corp.	448	44,298
Exxon Mobil Corp.	16,651	1,853,756
Halliburton Co.	1,262	33,279
HF Sinclair Corp.	249	8,782
Marathon Petroleum Corp.	1,006	151,081
Occidental Petroleum Corp.	719	35,116
Ovintiv, Inc.	412	17,905
Phillips 66	582	75,480
Schlumberger NV	2,035	84,778
Valero Energy Corp.	797	104,192

(Cost $4,677,281)		4,577,931

Financials — 13.6%
Affiliated Managers Group, Inc.	304	51,938
Aon PLC, Class A	557	227,880
Arch Capital Group Ltd.	1,509	140,201
Berkshire Hathaway, Inc., Class B *	6,993	3,593,213
Blackstone, Inc.	208	33,521
Capital One Financial Corp.	565	113,311

	Number of Shares	Value $
Cboe Global Markets, Inc.	226	47,641
Cincinnati Financial Corp.	386	57,055
Coinbase Global, Inc., Class A *	118	25,443
Evercore, Inc., Class A	231	55,856
Everest Group Ltd.	95	33,556
FactSet Research Systems, Inc.	128	59,103
First Citizens BancShares, Inc., Class A	41	83,970
Houlihan Lokey, Inc.	150	26,003
Jack Henry & Associates, Inc.	170	29,510
Janus Henderson Group PLC	435	18,357
Kinsale Capital Group, Inc.	50	21,593
LPL Financial Holdings, Inc.	386	143,492
MarketAxess Holdings, Inc.	124	23,906
Marsh & McLennan Cos., Inc.	1,567	372,695
Mastercard, Inc., Class A	1,911	1,101,328
MGIC Investment Corp.	2,761	67,948
Moody’s Corp.	432	217,702
MSCI, Inc.	235	138,770
PayPal Holdings, Inc. *	2,514	178,620
Progressive Corp.	139	39,198
RenaissanceRe Holdings Ltd.	130	30,891
RLI Corp.	194	14,761
S&P Global, Inc.	85	45,368
SEI Investments Co.	544	43,547
Synchrony Financial	1,319	80,037
T. Rowe Price Group, Inc.	1,315	139,022
Visa, Inc., Class A	3,754	1,361,613
Willis Towers Watson PLC	57	19,360

(Cost $6,748,561)		8,636,409

Health Care — 12.3%
Abbott Laboratories	1,180	162,852
AbbVie, Inc.	71	14,841
Agilent Technologies, Inc.	439	56,157
Align Technology, Inc. *	139	25,997
Amgen, Inc.	58	17,867
Biogen, Inc. *	61	8,570
Bristol-Myers Squibb Co.	6,669	397,606
Cardinal Health, Inc.	2,076	268,800
Cencora, Inc.	1,039	263,428
Centene Corp. *	2,519	146,505
Chemed Corp.	42	25,234
Cigna Group	1,064	328,616
CVS Health Corp.	2,055	135,055
Edwards Lifesciences Corp. *	534	38,245
Elevance Health, Inc.	722	286,547
Eli Lilly & Co.	25	23,016
Exelixis, Inc. *	615	23,794
GE HealthCare Technologies, Inc.	1,018	88,922
Gilead Sciences, Inc.	2,250	257,197

See Notes to Financial Statements.

34 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
HCA Healthcare, Inc.	489	149,781
Hologic, Inc. *	356	22,567
Humana, Inc.	683	184,697
Incyte Corp. *	535	39,323
Intuitive Surgical, Inc. *	190	108,899
Johnson & Johnson	9,602	1,584,522
Labcorp Holdings, Inc.	182	45,689
McKesson Corp.	1,170	749,104
Medpace Holdings, Inc. *	61	19,967
Merck & Co., Inc.	2,062	190,220
Mettler-Toledo International, Inc. *	47	59,818
Moderna, Inc. *	777	24,056
Molina Healthcare, Inc. *	123	37,038
Pfizer, Inc.	11,708	309,442
Premier, Inc., Class A	747	13,580
Quest Diagnostics, Inc.	117	20,229
Regeneron Pharmaceuticals, Inc.	207	144,639
Royalty Pharma PLC, Class A	699	23,514
Solventum Corp. *	952	75,922
United Therapeutics Corp. *	171	54,729
UnitedHealth Group, Inc.	2,456	1,166,502
Universal Health Services, Inc., Class B	158	27,690
Vertex Pharmaceuticals, Inc. *	277	132,902
Waters Corp. *	45	16,980
West Pharmaceutical Services, Inc.	161	37,407

(Cost $7,671,237)		7,808,466

Industrials — 7.6%
3M Co.	557	86,402
A O Smith Corp.	535	35,567
Acuity Brands, Inc.	149	44,272
AECOM	210	21,010
AGCO Corp.	382	37,043
Alaska Air Group, Inc. *	535	38,670
Allison Transmission Holdings, Inc.	211	21,469
Amentum Holdings, Inc. *	160	3,142
American Airlines Group, Inc. *	1,590	22,816
Automatic Data Processing, Inc.	442	139,310
Builders FirstSource, Inc. *	578	80,336
C.H. Robinson Worldwide, Inc.	353	35,872
Carlisle Cos., Inc.	69	23,512
Caterpillar, Inc.	1,084	372,842
Cintas Corp.	226	46,895
Comfort Systems USA, Inc.	67	24,343
Copart, Inc. *	754	41,319
Core & Main, Inc., Class A *	591	30,147
CSX Corp.	1,153	36,908
Cummins, Inc.	456	167,890
Deere & Co.	387	186,066

	Number of Shares	Value $
Delta Air Lines, Inc.	2,164	130,100
Donaldson Co., Inc.	366	25,287
EMCOR Group, Inc.	191	78,102
Expeditors International of Washington, Inc.	698	81,917
Fastenal Co.	1,661	125,788
FedEx Corp.	709	186,396
Ferguson Enterprises, Inc.	736	130,640
FTI Consulting, Inc. *	84	13,910
GE Vernova, Inc.	377	126,363
Genpact Ltd.	386	20,543
Graco, Inc.	479	41,707
Huntington Ingalls Industries, Inc.	67	11,764
Illinois Tool Works, Inc.	729	192,441
ITT, Inc.	205	28,954
Jacobs Solutions, Inc.	161	20,626
JB Hunt Transport Services, Inc.	165	26,596
Knight-Swift Transportation Holdings, Inc.	323	16,292
Landstar System, Inc.	165	26,202
Lincoln Electric Holdings, Inc.	129	26,663
Lockheed Martin Corp.	834	375,609
Masco Corp.	590	44,356
MasTec, Inc. *	118	15,410
MSC Industrial Direct Co., Inc., Class A	211	16,956
Old Dominion Freight Line, Inc.	527	93,016
Oshkosh Corp.	208	21,278
Otis Worldwide Corp.	281	28,038
Owens Corning	425	65,467
PACCAR, Inc.	1,291	138,447
Paychex, Inc.	861	130,588
Paycom Software, Inc.	114	25,020
Quanta Services, Inc.	113	29,338
Robert Half, Inc.	582	34,390
Rockwell Automation, Inc.	205	58,866
Rollins, Inc.	478	25,042
Saia, Inc. *	60	24,566
Simpson Manufacturing Co., Inc.	86	14,138
Snap-on, Inc.	217	74,034
Southwest Airlines Co.	2,054	63,797
Tetra Tech, Inc.	333	9,720
Textron, Inc.	441	32,956
Trane Technologies PLC	115	40,676
Union Pacific Corp.	320	78,941
United Airlines Holdings, Inc. *	720	67,543
United Parcel Service, Inc., Class B	1,917	228,181
United Rentals, Inc.	170	109,194
W.W. Grainger, Inc.	147	150,118
Watsco, Inc.	93	46,903

See Notes to Financial Statements.

DBX ETF Trust | 35

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

(Cost $4,404,549)		4,848,710

Information Technology — 15.3%
Accenture PLC, Class A	2,041	711,288
Adobe, Inc. *	1,087	476,715
Advanced Micro Devices, Inc. *	324	32,355
Amdocs Ltd.	488	42,578
Analog Devices, Inc.	251	57,745
Apple, Inc.	13,417	3,244,767
Applied Materials, Inc.	2,590	409,401
Arista Networks, Inc. *	862	80,209
Autodesk, Inc. *	128	35,099
Cadence Design Systems, Inc. *	42	10,521
CDW Corp.	66	11,761
Cirrus Logic, Inc. *	157	16,361
Cisco Systems, Inc.	21,453	1,375,352
Cognizant Technology Solutions Corp., Class A	2,322	193,492
Dropbox, Inc., Class A *	1,007	26,162
EPAM Systems, Inc. *	112	23,088
F5, Inc. *	155	45,327
Fair Isaac Corp. *	21	39,613
Fortinet, Inc. *	1,471	158,883
HP, Inc.	1,382	42,662
Intel Corp.	2,072	49,169
Jabil, Inc.	293	45,392
Juniper Networks, Inc.	574	20,779
Keysight Technologies, Inc. *	472	75,298
KLA Corp.	163	115,541
Lam Research Corp.	3,750	287,775
Microchip Technology, Inc.	348	20,483
Micron Technology, Inc.	2,215	207,390
Microsoft Corp.	3,006	1,193,352
NetApp, Inc.	332	33,137
NVIDIA Corp.	764	95,439
ON Semiconductor Corp. *	404	19,008
Oracle Corp.	161	26,736
QUALCOMM, Inc.	995	156,384
Skyworks Solutions, Inc.	582	38,796
Teradyne, Inc.	176	19,335
Texas Instruments, Inc.	1,142	223,821
VeriSign, Inc. *	207	49,241

(Cost $8,812,088)		9,710,455

Materials — 1.7%
Albemarle Corp.	141	10,861
Amcor PLC	2,084	21,090
Celanese Corp.	179	9,118
CF Industries Holdings, Inc.	933	75,592
Cleveland-Cliffs, Inc. *	2,711	29,387
Corteva, Inc.	254	15,997
CRH PLC	1,519	155,728

	Number of Shares	Value $
Dow, Inc.	931	35,480
DuPont de Nemours, Inc.	179	14,637
Eagle Materials, Inc.	115	26,014
Freeport-McMoRan, Inc.	539	19,895
International Paper Co.	494	27,837
Louisiana-Pacific Corp.	215	21,429
LyondellBasell Industries NV, Class A	676	51,937
Mosaic Co.	1,045	24,996
NewMarket Corp.	21	11,972
Nucor Corp.	1,581	217,340
Olin Corp.	387	9,826
Packaging Corp. of America	154	32,816
Reliance, Inc.	337	100,143
Steel Dynamics, Inc.	1,064	143,715
United States Steel Corp.	590	23,730

(Cost $1,080,985)		1,079,540

Real Estate — 0.9%
CBRE Group, Inc., Class A *	449	63,731
Gaming and Leisure Properties, Inc. REIT	356	17,853
Host Hotels & Resorts, Inc. REIT	1,138	18,356
Lamar Advertising Co., Class A REIT	157	19,504
Millrose Properties, Inc. REIT *	759	17,351
Public Storage REIT	580	176,100
Simon Property Group, Inc. REIT	709	131,938
VICI Properties, Inc. REIT	1,468	47,695
Weyerhaeuser Co. REIT	1,604	48,280

(Cost $452,026)		540,808

Utilities — 0.3%
Atmos Energy Corp.	319	48,530
CenterPoint Energy, Inc.	801	27,538
Vistra Corp.	924	123,502

(Cost $142,201)		199,570

TOTAL COMMON STOCKS

(Cost $54,793,685)		63,241,852

EXCHANGE-TRADED FUNDS — 0.1%
iShares Russell 1000 ETF

(Cost $65,624)	200	65,278

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 4.30% (a)

(Cost $175,814)	175,814	175,814

See Notes to Financial Statements.

36 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
TOTAL INVESTMENTS — 99.9%

(Cost $55,035,123)		63,482,944
Other assets and liabilities, net — 0.1%		82,331

NET ASSETS — 100.0%		63,565,275

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (a)(b)
34,277	—	(34,277	) (c)	—	—	4	—	—	—

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 4.30% (a)
177,441	705,073	(706,700)		—	—	3,720	—	175,814	175,814

211,718	705,073	(740,977)		—	—	3,724	—	175,814	175,814

*	Non-income producing security.
(a)

Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end. (b) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

REIT:   Real Estate Investment Trust

At February 28, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)
Micro E-Mini S&P 500 Index	USD	6	183,805	178,898	3/21/2025	(4,907)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust | 37

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$63,241,852	$—	$—	$63,241,852
Exchange-Traded Funds	65,278	—	—	65,278
Short-Term Investments (a)	175,814	—	—	175,814

TOTAL	$63,482,944	$—	$—	$63,482,944

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(4,907)	$—	$—	$(4,907)

TOTAL	$(4,907)	$—	$—	$(4,907)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

38 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.3%
Communication Services — 3.6%
Alphabet, Inc., Class A	903	153,763
Alphabet, Inc., Class C	783	134,848
AT&T, Inc.	39,342	1,078,364
Charter Communications, Inc., Class A *	586	213,052
Comcast Corp., Class A	7,445	267,127
Electronic Arts, Inc.	3,451	445,593
Fox Corp., Class A	8,667	499,219
Fox Corp., Class B	5,159	278,947
Frontier Communications Parent, Inc. *	1,970	70,900
IAC, Inc. *	385	17,795
Interpublic Group of Cos., Inc.	2,935	80,419
Liberty Broadband Corp., Class C *	467	38,416
Liberty Global Ltd., Class A *	7,927	91,636
Liberty Global Ltd., Class C *	9,814	118,848
Liberty Media Corp.-Liberty Formula One, Class A *	177	15,774
Liberty Media Corp.-Liberty Formula One, Class C *	1,719	165,763
Liberty Media Corp.-Liberty Live, Class A *	230	16,450
Live Nation Entertainment, Inc. *	1,024	146,801
Madison Square Garden Sports Corp. *	349	71,088
Match Group, Inc.	2,879	91,293
Meta Platforms, Inc., Class A	219	146,336
Netflix, Inc. *	77	75,503
New York Times Co., Class A	5,400	259,686
News Corp., Class A	6,892	197,249
News Corp., Class B	2,261	72,985
Nexstar Media Group, Inc.	947	160,185
Omnicom Group, Inc.	4,381	362,572
Spotify Technology SA *	141	85,729
Take-Two Interactive Software, Inc. *	64	13,567
T-Mobile US, Inc.	457	123,248
Trade Desk, Inc., Class A *	75	5,274
TripAdvisor, Inc. *	934	13,823
Verizon Communications, Inc.	13,584	585,470
Walt Disney Co.	1,384	157,499
Warner Bros Discovery, Inc. *	2,209	25,315
ZoomInfo Technologies, Inc. *	1,383	16,126

(Cost $5,382,266)		6,296,663

Consumer Discretionary — 10.5%
Advance Auto Parts, Inc.	344	12,694
Airbnb, Inc., Class A *	1,087	150,952
Amazon.com, Inc. *	448	95,101
Aptiv PLC *	424	27,611

	Number of Shares	Value $
Aramark	5,584	206,887
AutoNation, Inc. *	94	17,143
AutoZone, Inc. *	180	628,742
Best Buy Co., Inc.	5,979	537,572
Booking Holdings, Inc.	75	376,201
BorgWarner, Inc.	7,434	221,310
Boyd Gaming Corp.	316	24,098
Bright Horizons Family Solutions, Inc. *	471	61,070
Brunswick Corp.	363	22,089
Burlington Stores, Inc. *	635	158,325
CarMax, Inc. *	468	38,830
Carter’s, Inc.	926	38,216
Cava Group, Inc. *	66	6,272
Chipotle Mexican Grill, Inc. *	5,319	287,066
Choice Hotels International, Inc.	670	96,004
Churchill Downs, Inc.	255	30,218
Columbia Sportswear Co.	1,522	132,170
Coupang, Inc. *	5,854	138,740
D.R. Horton, Inc.	1,349	171,067
Darden Restaurants, Inc.	531	106,444
Deckers Outdoor Corp. *	203	28,290
Dick’s Sporting Goods, Inc.	630	141,813
Domino’s Pizza, Inc.	468	229,184
DoorDash, Inc., Class A *	479	95,053
Duolingo, Inc. *	33	10,298
eBay, Inc.	17,149	1,110,226
Expedia Group, Inc. *	1,490	294,960
Five Below, Inc. *	126	10,948
Floor & Decor Holdings, Inc., Class A *	531	51,311
Ford Motor Co.	32,647	311,779
Garmin Ltd.	2,281	522,189
General Motors Co.	14,071	691,308
Gentex Corp.	6,171	150,079
Genuine Parts Co.	3,583	447,445
Grand Canyon Education, Inc. *	1,455	261,638
H&R Block, Inc.	7,556	411,878
Harley-Davidson, Inc.	1,844	47,501
Hasbro, Inc.	775	50,460
Hilton Worldwide Holdings, Inc.	1,194	316,362
Home Depot, Inc.	316	125,326
Hyatt Hotels Corp., Class A	271	38,197
Las Vegas Sands Corp.	1,421	63,533
Lear Corp.	406	38,160
Leggett & Platt, Inc.	798	7,318
Lennar Corp., Class A	3,132	374,681
Lennar Corp., Class B	155	17,934
Lithia Motors, Inc.	31	10,678
LKQ Corp.	3,972	167,579
Lowe’s Cos., Inc.	1,124	279,471
Lululemon Athletica, Inc. *	178	65,079

See Notes to Financial Statements.

DBX ETF Trust | 39

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Marriott International, Inc., Class A	654	183,414
Mattel, Inc. *	4,085	87,011
McDonald’s Corp.	521	160,640
MGM Resorts International *	245	8,516
Mohawk Industries, Inc. *	665	78,197
Murphy USA, Inc.	710	333,160
Newell Brands, Inc.	984	6,317
NIKE, Inc., Class B	2,984	237,019
NVR, Inc. *	76	550,664
Ollie’s Bargain Outlet Holdings, Inc. *	1,365	141,291
O’Reilly Automotive, Inc. *	538	739,018
Penske Automotive Group, Inc.	173	29,190
Polaris, Inc.	406	18,238
Pool Corp.	347	120,409
PulteGroup, Inc.	5,223	539,431
PVH Corp.	562	42,060
Ralph Lauren Corp.	1,972	534,688
Ross Stores, Inc.	1,542	216,373
Service Corp. International	2,870	232,470
SharkNinja, Inc. *	1,557	163,625
Skechers U.S.A., Inc., Class A *	4,605	280,859
Starbucks Corp.	1,449	167,809
Tapestry, Inc.	2,251	192,280
Texas Roadhouse, Inc.	1,953	359,528
Thor Industries, Inc.	635	63,113
TJX Cos., Inc.	4,427	552,313
Toll Brothers, Inc.	1,587	177,173
TopBuild Corp. *	163	49,942
Tractor Supply Co.	15,376	851,062
Travel + Leisure Co.	1,620	90,428
Ulta Beauty, Inc. *	282	103,314
Under Armour, Inc., Class A *	2,472	16,834
Under Armour, Inc., Class C *	3,204	20,345
Vail Resorts, Inc.	416	66,140
Valvoline, Inc. *	2,469	91,057
VF Corp.	1,387	34,578
Whirlpool Corp.	593	60,361
Williams-Sonoma, Inc.	1,397	271,828
Wingstop, Inc.	215	50,478
Wyndham Hotels & Resorts, Inc.	715	77,456
Wynn Resorts Ltd.	100	8,932
Yum! Brands, Inc.	1,781	278,495

(Cost $15,461,027)		18,241,556

Consumer Staples — 8.8%
Albertsons Cos., Inc., Class A	5,789	121,800
Altria Group, Inc.	22,907	1,279,356
Archer-Daniels-Midland Co.	12,608	595,098
BellRing Brands, Inc. *	3,209	235,155
BJ’s Wholesale Club Holdings, Inc. *	7,745	784,259

	Number of Shares	Value $
Boston Beer Co., Inc., Class A *	106	25,840
Brown-Forman Corp., Class B	337	11,158
Bunge Global SA	2,291	169,969
Casey’s General Stores, Inc.	1,039	430,364
Church & Dwight Co., Inc.	3,876	431,011
Clorox Co.	1,241	194,080
Coca-Cola Co.	1,657	117,995
Coca-Cola Consolidated, Inc.	305	432,222
Colgate-Palmolive Co.	6,380	581,665
Conagra Brands, Inc.	8,425	215,174
Constellation Brands, Inc., Class A	723	126,886
Costco Wholesale Corp.	265	277,882
Darling Ingredients, Inc. *	381	13,750
Dollar General Corp.	2,446	181,444
Dollar Tree, Inc. *	1,449	105,574
Flowers Foods, Inc.	6,694	125,446
Freshpet, Inc. *	162	17,339
General Mills, Inc.	6,893	417,854
Grocery Outlet Holding Corp. *	4,072	48,335
Hershey Co.	1,608	277,718
Hormel Foods Corp.	4,663	133,502
Ingredion, Inc.	4,203	548,954
J M Smucker Co.	354	39,128
Kellanova	6,208	514,643
Kenvue, Inc.	21,283	502,279
Keurig Dr Pepper, Inc.	4,158	139,376
Kimberly-Clark Corp.	5,990	850,640
Kraft Heinz Co.	5,047	154,993
Kroger Co.	20,729	1,343,654
Lamb Weston Holdings, Inc.	3,000	155,610
Maplebear, Inc. *	254	10,437
McCormick & Co., Inc.	2,614	215,942
Molson Coors Beverage Co., Class B	5,685	348,434
Mondelez International, Inc., Class A	2,841	182,477
Monster Beverage Corp. *	3,731	203,899
PepsiCo, Inc.	814	124,925
Philip Morris International, Inc.	2,659	412,889
Pilgrim’s Pride Corp. *	1,282	69,728
Post Holdings, Inc. *	2,717	308,407
Procter & Gamble Co.	833	144,809
Reynolds Consumer Products, Inc.	2,215	54,223
Spectrum Brands Holdings, Inc.	395	30,589
Sysco Corp.	2,380	179,785
Target Corp.	3,262	405,271
The Campbell’s Company	1,547	61,973
Tyson Foods, Inc., Class A	10,369	636,034
US Foods Holding Corp. *	1,852	132,751

See Notes to Financial Statements.

40 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Walmart, Inc.	917	90,425

(Cost $14,145,035)		15,213,151

Energy — 2.1%
Antero Midstream Corp.	2,661	45,104
Baker Hughes Co.	7,800	347,802
Cheniere Energy, Inc.	535	122,280
Chevron Corp.	1,049	166,392
ConocoPhillips	1,015	100,637
Coterra Energy, Inc.	13,723	370,384
Devon Energy Corp.	876	31,729
Diamondback Energy, Inc.	155	24,639
DT Midstream, Inc.	2,538	243,876
EOG Resources, Inc.	2,426	307,956
Expand Energy Corp. (a)	5,834	576,866
Exxon Mobil Corp.	1,139	126,805
Halliburton Co.	398	10,495
Hess Corp.	258	38,427
HF Sinclair Corp.	458	16,154
Kinder Morgan, Inc.	7,891	213,846
Marathon Petroleum Corp.	1,007	151,231
Occidental Petroleum Corp.	234	11,429
Phillips 66	647	83,909
Schlumberger NV	1,204	50,159
TechnipFMC PLC	1,438	42,335
Texas Pacific Land Corp.	59	84,249
Valero Energy Corp.	1,222	159,752
Viper Energy, Inc., Class A	311	14,483
Weatherford International PLC	456	28,231
Williams Cos., Inc.	5,580	324,644

(Cost $3,156,790)		3,693,814

Financials — 15.4%
Affiliated Managers Group, Inc.	1,878	320,856
Aflac, Inc.	3,510	384,240
Allstate Corp.	387	77,071
Ally Financial, Inc.	746	27,677
American Express Co.	531	159,810
American Financial Group, Inc.	1,084	136,888
American International Group, Inc.	956	79,291
Ameriprise Financial, Inc.	331	177,846
Aon PLC, Class A	1,075	439,804
Apollo Global Management, Inc.	766	114,341
Arch Capital Group Ltd.	18,761	1,743,085
Ares Management Corp., Class A	371	63,419
Arthur J Gallagher & Co.	365	123,275
Assurant, Inc.	965	200,614
Assured Guaranty Ltd.	1,510	131,868
Axis Capital Holdings Ltd.	1,719	166,537
Bank of America Corp.	1,032	47,575
Bank of New York Mellon Corp.	2,274	202,272

	Number of Shares	Value $
Bank OZK	1,720	82,577
Berkshire Hathaway, Inc., Class B *	536	275,413
Blackrock, Inc.	192	187,734
Blackstone, Inc.	438	70,588
Blue Owl Capital, Inc.	1,218	26,224
BOK Financial Corp.	140	15,254
Brown & Brown, Inc.	4,135	490,163
Capital One Financial Corp.	1,846	370,215
Cboe Global Markets, Inc.	2,339	493,061
Charles Schwab Corp.	612	48,672
Chubb Ltd.	1,811	517,004
Cincinnati Financial Corp.	6,354	939,185
Citigroup, Inc.	473	37,816
Citizens Financial Group, Inc.	1,931	88,382
CME Group, Inc.	362	91,865
CNA Financial Corp.	340	16,650
Columbia Banking System, Inc.	1,562	41,752
Comerica, Inc.	729	46,897
Commerce Bancshares, Inc.	1,118	72,726
Corebridge Financial, Inc.	2,231	77,371
Corpay, Inc. *	1,039	381,365
Credit Acceptance Corp. *	37	18,218
Cullen/Frost Bankers, Inc.	394	53,990
Discover Financial Services	669	130,582
East West Bancorp, Inc.	1,177	111,144
Equitable Holdings, Inc.	1,127	62,008
Euronet Worldwide, Inc. *	775	79,406
Evercore, Inc., Class A	929	224,632
Everest Group Ltd.	2,082	735,404
FactSet Research Systems, Inc.	772	356,463
Fidelity National Financial, Inc.	1,984	128,028
Fidelity National Information Services, Inc.	624	44,379
Fifth Third Bancorp	2,218	96,416
First American Financial Corp.	525	34,487
First Citizens BancShares, Inc., Class A	246	503,823
First Hawaiian, Inc.	904	24,327
First Horizon Corp.	2,909	62,660
Fiserv, Inc. *	1,190	280,471
FNB Corp.	2,537	37,649
Franklin Resources, Inc.	575	11,644
Global Payments, Inc.	560	58,957
Globe Life, Inc.	3,785	482,323
Goldman Sachs Group, Inc.	46	28,625
Hanover Insurance Group, Inc.	257	43,826
Hartford Insurance Group, Inc.	4,578	541,486
Houlihan Lokey, Inc.	2,198	381,023
Huntington Bancshares, Inc.	7,663	126,210
Interactive Brokers Group, Inc., Class A	907	185,391

See Notes to Financial Statements.

DBX ETF Trust | 41

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Intercontinental Exchange, Inc.	488	84,536
Invesco Ltd.	598	10,399
Jack Henry & Associates, Inc.	1,173	203,621
Janus Henderson Group PLC	6,705	282,951
Jefferies Financial Group, Inc.	119	7,878
JPMorgan Chase & Co.	87	23,025
KeyCorp	2,303	39,888
Kinsale Capital Group, Inc.	771	332,956
KKR & Co., Inc.	151	20,474
Loews Corp.	2,676	231,929
LPL Financial Holdings, Inc.	1,596	593,297
M&T Bank Corp.	943	180,792
Markel Group, Inc. *	315	609,034
MarketAxess Holdings, Inc.	423	81,550
Marsh & McLennan Cos., Inc.	2,057	489,237
Mastercard, Inc., Class A	114	65,699
MetLife, Inc.	1,282	110,483
MGIC Investment Corp.	16,523	406,631
Moody’s Corp.	612	308,411
Morningstar, Inc.	155	48,627
MSCI, Inc.	563	332,457
Nasdaq, Inc.	2,664	220,526
Northern Trust Corp.	1,079	118,927
NU Holdings Ltd., Class A *	1,373	14,760
Old Republic International Corp.	6,123	235,797
OneMain Holdings, Inc.	493	26,494
PayPal Holdings, Inc. *	3,853	273,756
Pinnacle Financial Partners, Inc.	445	50,846
PNC Financial Services Group, Inc.	746	143,172
Popular, Inc.	459	46,097
Primerica, Inc.	1,081	313,490
Principal Financial Group, Inc.	741	65,979
Progressive Corp.	1,675	472,350
Prosperity Bancshares, Inc.	592	45,442
Prudential Financial, Inc.	869	100,022
Raymond James Financial, Inc.	1,684	260,464
Regions Financial Corp.	4,578	108,544
Reinsurance Group of America, Inc.	796	161,341
RenaissanceRe Holdings Ltd.	3,287	781,057
Rithm Capital Corp. REIT	4,158	50,520
RLI Corp.	4,278	325,513
Ryan Specialty Holdings, Inc.	499	34,925
S&P Global, Inc.	181	96,607
SEI Investments Co.	5,106	408,735
SLM Corp.	2,113	63,791
Starwood Property Trust, Inc. REIT	701	14,385
State Street Corp.	796	78,987
Stifel Financial Corp.	788	83,678
Synchrony Financial	7,844	475,974

	Number of Shares	Value $
Synovus Financial Corp.	688	35,693
T. Rowe Price Group, Inc.	5,158	545,304
Toast, Inc., Class A *	678	26,171
TPG, Inc.	534	29,455
Tradeweb Markets, Inc., Class A	1,985	268,709
Travelers Cos., Inc.	1,761	455,201
Truist Financial Corp.	859	39,815
Unum Group	2,770	227,943
US Bancorp	1,418	66,504
Virtu Financial, Inc., Class A	834	30,491
Visa, Inc., Class A	214	77,620
Voya Financial, Inc.	683	49,354
W.R. Berkley Corp.	7,966	502,495
Webster Financial Corp.	525	29,568
Wells Fargo & Co.	1,149	89,990
Western Union Co.	14,243	154,252
WEX, Inc. *	343	53,885
White Mountains Insurance Group Ltd.	158	292,221
Willis Towers Watson PLC	850	288,702
Wintrust Financial Corp.	339	42,195
Zions Bancorp NA	757	40,908

(Cost $21,631,482)		26,693,485

Health Care — 12.0%
Abbott Laboratories	1,015	140,080
AbbVie, Inc.	795	166,179
Acadia Healthcare Co., Inc. *	336	10,073
Agilent Technologies, Inc.	1,338	171,157
Align Technology, Inc. *	218	40,773
Amedisys, Inc. *	266	24,472
Amgen, Inc.	429	132,158
Avantor, Inc. *	890	14,863
Baxter International, Inc.	1,625	56,079
Becton Dickinson & Co.	590	133,063
BioMarin Pharmaceutical, Inc. *	187	13,307
Bio-Rad Laboratories, Inc., Class A *	49	12,993
Bio-Techne Corp.	406	25,070
Boston Scientific Corp. *	1,677	174,056
Bristol-Myers Squibb Co.	8,443	503,372
Bruker Corp.	281	13,269
Cardinal Health, Inc.	15,104	1,955,666
Cencora, Inc.	5,489	1,391,681
Centene Corp. *	4,612	268,234
Charles River Laboratories International, Inc. *	146	24,135
Chemed Corp.	444	266,755
Cigna Group	1,937	598,242
Cooper Cos., Inc. *	714	64,531
CVS Health Corp.	5,030	330,572
Danaher Corp.	201	41,760
DaVita, Inc. *	2,796	413,472

See Notes to Financial Statements.

42 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
DENTSPLY SIRONA, Inc.	660	10,923
Dexcom, Inc. *	1,188	104,984
Doximity, Inc., Class A *	167	11,773
Edwards Lifesciences Corp. *	4,316	309,112
Elevance Health, Inc.	953	378,227
Eli Lilly & Co.	21	19,333
Encompass Health Corp.	3,971	397,656
Envista Holdings Corp. *	455	9,091
Exelixis, Inc. *	6,121	236,821
GE HealthCare Technologies, Inc.	7,616	665,258
Gilead Sciences, Inc.	4,395	502,392
Globus Medical, Inc., Class A *	281	22,570
HCA Healthcare, Inc.	1,245	381,343
Henry Schein, Inc. *	337	24,321
Hologic, Inc. *	4,234	268,393
Humana, Inc.	3,080	832,894
IDEXX Laboratories, Inc. *	105	45,897
Illumina, Inc. *	89	7,898
Incyte Corp. *	2,610	191,835
Insulet Corp. *	246	66,978
Intuitive Surgical, Inc. *	286	163,921
IQVIA Holdings, Inc. *	215	40,592
Jazz Pharmaceuticals PLC *	1,247	178,982
Johnson & Johnson	1,125	185,647
Labcorp Holdings, Inc.	1,191	298,989
Masimo Corp. *	340	64,182
McKesson Corp.	3,875	2,481,008
Medpace Holdings, Inc. *	468	153,186
Medtronic PLC	2,836	260,969
Merck & Co., Inc.	626	57,749
Mettler-Toledo International, Inc. *	91	115,818
Molina Healthcare, Inc. *	259	77,990
Neurocrine Biosciences, Inc. *	958	113,734
Organon & Co.	5,618	83,764
Penumbra, Inc. *	192	54,804
Perrigo Co. PLC	3,768	109,272
Pfizer, Inc.	916	24,210
Premier, Inc., Class A	4,908	89,227
QIAGEN NV *	1,608	61,747
Quest Diagnostics, Inc.	2,034	351,679
Regeneron Pharmaceuticals, Inc.	243	169,794
ResMed, Inc.	2,264	528,689
Revvity, Inc.	275	30,841
Royalty Pharma PLC, Class A	7,342	246,985
Solventum Corp. *	7,472	595,892
STERIS PLC	568	124,540
Stryker Corp.	512	197,729
Teleflex, Inc.	211	28,010
Tenet Healthcare Corp. *	292	36,964
Thermo Fisher Scientific, Inc.	114	60,301

	Number of Shares	Value $
United Therapeutics Corp. *	2,221	710,831
UnitedHealth Group, Inc.	199	94,517
Universal Health Services, Inc., Class B	2,169	380,117
Veeva Systems, Inc., Class A *	798	178,864
Vertex Pharmaceuticals, Inc. *	489	234,617
Viatris, Inc.	30,347	280,103
Waters Corp. *	49	18,490
West Pharmaceutical Services, Inc.	521	121,049
Zimmer Biomet Holdings, Inc.	1,425	148,656
Zoetis, Inc.	510	85,292

(Cost $18,120,418)		20,713,462

Industrials — 18.5%
3M Co.	872	135,265
A O Smith Corp.	3,357	223,173
AAON, Inc.	1,646	126,413
Acuity Brands, Inc.	1,162	345,265
Advanced Drainage Systems, Inc.	237	26,399
AECOM	2,499	250,025
AGCO Corp.	874	84,752
Alaska Air Group, Inc. *	4,387	317,092
Allegion PLC	1,914	246,351
Allison Transmission Holdings, Inc.	5,285	537,749
Amentum Holdings, Inc. *	824	16,183
American Airlines Group, Inc. *	2,032	29,159
AMETEK, Inc.	1,056	199,901
API Group Corp. *	635	24,936
Armstrong World Industries, Inc.	1,241	190,692
Automatic Data Processing, Inc.	1,176	370,652
Axon Enterprise, Inc. *	68	35,935
AZEK Co., Inc. *	1,185	55,517
Booz Allen Hamilton Holding Corp.	1,981	210,105
Broadridge Financial Solutions, Inc.	2,215	534,302
Builders FirstSource, Inc. *	652	90,621
BWX Technologies, Inc.	2,097	218,025
C.H. Robinson Worldwide, Inc.	1,193	121,233
CACI International, Inc., Class A *	1,414	473,478
Carlisle Cos., Inc.	918	312,818
Carrier Global Corp.	3,725	241,380
Caterpillar, Inc.	773	265,873
Cintas Corp.	1,296	268,920
Clean Harbors, Inc. *	701	149,699
CNH Industrial NV	5,074	65,353
Comfort Systems USA, Inc.	705	256,148
Copart, Inc. *	4,475	245,230
Core & Main, Inc., Class A *	12,296	627,219
Crane Co.	1,391	226,719

See Notes to Financial Statements.

DBX ETF Trust | 43

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
CSX Corp.	7,055	225,831
Cummins, Inc.	2,601	957,636
Curtiss-Wright Corp.	811	260,866
Dayforce, Inc. *	324	20,085
Deere & Co.	178	85,581
Delta Air Lines, Inc.	8,161	490,639
Donaldson Co., Inc.	4,178	288,658
Dover Corp.	1,526	303,323
Dun & Bradstreet Holdings, Inc.	1,581	14,340
Eaton Corp. PLC	559	163,966
EMCOR Group, Inc.	1,295	529,538
Emerson Electric Co.	1,117	135,838
Equifax, Inc.	237	58,112
Esab Corp.	927	116,153
Everus Construction Group, Inc. *	2,050	85,280
Expeditors International of Washington, Inc.	2,145	251,737
Fastenal Co.	7,002	530,261
FedEx Corp.	1,380	362,802
Ferguson Enterprises, Inc.	1,139	202,172
Flowserve Corp.	2,933	161,432
Fortive Corp.	2,203	175,227
Fortune Brands Innovations, Inc.	531	34,366
FTI Consulting, Inc. *	601	99,526
Gates Industrial Corp. PLC *	7,577	163,966
GE Aerospace	1,332	275,697
GE Vernova, Inc.	373	125,022
Generac Holdings, Inc. *	199	27,094
General Dynamics Corp.	1,424	359,702
Genpact Ltd.	3,833	203,992
Graco, Inc.	2,731	237,788
GXO Logistics, Inc. *	480	18,922
HEICO Corp.	47	12,440
HEICO Corp., Class A	94	20,037
Hexcel Corp.	327	20,722
Honeywell International, Inc.	740	157,539
Howmet Aerospace, Inc.	1,327	181,268
Hubbell, Inc.	476	176,877
Huntington Ingalls Industries, Inc.	1,731	303,929
IDEX Corp.	728	141,472
Illinois Tool Works, Inc.	984	259,756
Ingersoll Rand, Inc.	2,861	242,556
ITT, Inc.	2,340	330,502
Jacobs Solutions, Inc.	5,448	697,943
JB Hunt Transport Services, Inc.	657	105,902
Johnson Controls International PLC	3,383	289,788
KBR, Inc.	1,407	68,985
Kirby Corp. *	1,942	202,395
Knight-Swift Transportation Holdings, Inc.	1,454	73,340

	Number of Shares	Value $
L3Harris Technologies, Inc.	760	156,644
Landstar System, Inc.	666	105,761
Leidos Holdings, Inc.	6,322	821,670
Lennox International, Inc.	421	253,042
Lincoln Electric Holdings, Inc.	822	169,899
Lockheed Martin Corp.	1,040	468,385
ManpowerGroup, Inc.	468	26,971
Masco Corp.	4,189	314,929
MasTec, Inc. *	874	114,136
Middleby Corp. *	268	44,330
MSA Safety, Inc.	259	42,398
MSC Industrial Direct Co., Inc., Class A	1,066	85,664
Nordson Corp.	265	55,727
Norfolk Southern Corp.	420	103,215
Northrop Grumman Corp.	550	253,957
nVent Electric PLC	1,575	95,036
Old Dominion Freight Line, Inc.	1,419	250,453
Oshkosh Corp.	1,482	151,609
Otis Worldwide Corp.	3,098	309,118
Owens Corning	2,376	365,999
PACCAR, Inc.	6,165	661,135
Parker-Hannifin Corp.	331	221,277
Parsons Corp. *	2,730	158,941
Paychex, Inc.	2,843	431,198
Paycom Software, Inc.	487	106,882
Paylocity Holding Corp. *	218	44,535
Pentair PLC	2,364	222,689
Quanta Services, Inc.	880	228,474
RBC Bearings, Inc. *	105	37,716
Regal Rexnord Corp.	246	31,832
Republic Services, Inc.	1,429	338,702
Robert Half, Inc.	1,429	84,440
Rockwell Automation, Inc.	378	108,543
Rollins, Inc.	5,674	297,261
RTX Corp.	1,917	254,942
Ryder System, Inc.	1,515	249,172
Saia, Inc. *	225	92,124
Schneider National, Inc., Class B	1,783	47,036
Science Applications International Corp.	3,164	312,572
Sensata Technologies Holding PLC	623	17,974
Simpson Manufacturing Co., Inc.	654	107,518
SiteOne Landscape Supply, Inc. *	269	33,977
Snap-on, Inc.	1,850	631,165
Southwest Airlines Co.	23,233	721,617
SS&C Technologies Holdings, Inc.	3,285	292,529
Stanley Black & Decker, Inc.	373	32,276
Tetra Tech, Inc.	5,233	152,751
Textron, Inc.	3,490	260,808

See Notes to Financial Statements.

44 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Timken Co.	1,027	83,187
Toro Co.	411	32,966
Trane Technologies PLC	900	318,330
TransDigm Group, Inc.	122	166,798
TransUnion	530	48,988
Trex Co., Inc. *	770	47,501
U-Haul Holding Co.	661	40,685
U-Haul Holding Co. *	285	19,736
Union Pacific Corp.	319	78,694
United Airlines Holdings, Inc. *	477	44,747
United Parcel Service, Inc., Class B	1,577	187,710
United Rentals, Inc.	285	183,061
Valmont Industries, Inc.	418	145,619
Veralto Corp.	3,346	333,797
Verisk Analytics, Inc.	1,159	344,119
Vertiv Holdings Co., Class A	360	34,261
Vestis Corp.	1,420	16,827
W.W. Grainger, Inc.	496	506,520
Waste Management, Inc.	1,853	431,341
Watsco, Inc.	578	291,503
WESCO International, Inc.	188	33,928
Westinghouse Air Brake
Technologies Corp.	1,687	312,702
WillScot Holdings Corp. *	530	17,464
Woodward, Inc.	1,372	259,301
XPO, Inc. *	114	14,017

(Cost $27,295,473)		32,136,416

Information Technology — 12.7%
Accenture PLC, Class A	359	125,112
Adobe, Inc. *	324	142,093
Advanced Micro Devices, Inc. *	140	13,980
Akamai Technologies, Inc. *	1,320	106,498
Amdocs Ltd.	7,213	629,334
Amkor Technology, Inc.	811	17,112
Amphenol Corp., Class A	8,228	547,985
Analog Devices, Inc.	539	124,002
ANSYS, Inc. *	613	204,282
Appfolio, Inc., Class A *	141	30,245
Apple, Inc.	1,123	271,586
Applied Materials, Inc.	2,399	379,210
Arista Networks, Inc. *	1,909	177,632
Arrow Electronics, Inc. *	545	58,898
Aspen Technology, Inc. *	213	56,498
Astera Labs, Inc. *	847	62,974
Atlassian Corp., Class A *	197	55,999
Autodesk, Inc. *	1,061	290,937
Avnet, Inc.	1,484	75,001
Bentley Systems, Inc., Class B	468	20,545
Broadcom, Inc.	260	51,852
Cadence Design Systems, Inc. *	587	147,044

	Number of Shares	Value $
CCC Intelligent Solutions Holdings, Inc. *	4,348	44,306
CDW Corp.	767	136,679
Ciena Corp. *	3,526	280,564
Cirrus Logic, Inc. *	2,727	284,181
Cisco Systems, Inc.	2,710	173,738
Cognex Corp.	1,296	42,509
Cognizant Technology Solutions Corp., Class A	10,588	882,298
Corning, Inc.	7,875	394,931
Crane NXT Co.	969	54,090
Crowdstrike Holdings, Inc., Class A *	197	76,763
Datadog, Inc., Class A *	155	18,065
Dell Technologies, Inc., Class C	2,375	244,055
DocuSign, Inc. *	895	74,437
Dolby Laboratories, Inc., Class A	937	76,469
DoubleVerify Holdings, Inc. *	1,300	18,070
Dropbox, Inc., Class A *	15,169	394,091
DXC Technology Co. *	1,269	23,312
Dynatrace, Inc. *	759	43,453
Entegris, Inc.	311	31,479
EPAM Systems, Inc. *	402	82,868
F5, Inc. *	3,293	962,972
Fair Isaac Corp. *	95	179,203
First Solar, Inc. *	155	21,108
Fortinet, Inc. *	4,453	480,969
Gartner, Inc. *	965	480,879
Gen Digital, Inc.	15,229	416,209
Globant SA *	228	34,321
GoDaddy, Inc., Class A *	4,210	755,695
Guidewire Software, Inc. *	1,200	241,584
Hewlett Packard Enterprise Co.	44,539	882,318
HP, Inc.	11,622	358,771
HubSpot, Inc. *	70	50,679
Intel Corp.	461	10,940
International Business Machines Corp.	1,877	473,830
Intuit, Inc.	598	367,076
IPG Photonics Corp. *	255	14,838
Jabil, Inc.	7,084	1,097,453
Juniper Networks, Inc.	8,188	296,406
Keysight Technologies, Inc. *	237	37,809
KLA Corp.	592	419,633
Kyndryl Holdings, Inc. *	943	35,909
Lam Research Corp.	3,162	242,652
Lattice Semiconductor Corp. *	677	42,204
Littelfuse, Inc.	156	36,209
MACOM Technology Solutions Holdings, Inc. *	211	24,404
Manhattan Associates, Inc. *	1,138	201,289
Marvell Technology, Inc.	646	59,316
Microchip Technology, Inc.	591	34,786

See Notes to Financial Statements.

DBX ETF Trust | 45

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Micron Technology, Inc.	1,257	117,693
Microsoft Corp.	592	235,018
Monolithic Power Systems, Inc.	260	158,863
Motorola Solutions, Inc.	1,122	493,927
nCino, Inc. *	777	24,328
NetApp, Inc.	8,938	892,102
Nutanix, Inc., Class A *	1,748	134,404
NVIDIA Corp.	827	103,309
Okta, Inc. *	201	18,189
Onto Innovation, Inc. *	288	41,950
Oracle Corp.	209	34,707
Palo Alto Networks, Inc. *	1,549	294,976
Pegasystems, Inc.	196	15,388
Procore Technologies, Inc. *	533	40,759
PTC, Inc. *	849	138,922
Pure Storage, Inc., Class A *	2,182	114,490
Qorvo, Inc. *	1,773	128,879
QUALCOMM, Inc.	3,507	551,195
Roper Technologies, Inc.	248	144,956
Salesforce, Inc.	783	233,217
ServiceNow, Inc. *	229	212,915
Skyworks Solutions, Inc.	5,079	338,566
Synopsys, Inc. *	281	128,496
TD SYNNEX Corp.	1,757	241,570
Teledyne Technologies, Inc. *	254	130,815
Teradata Corp. *	4,569	108,925
Teradyne, Inc.	2,792	306,729
Texas Instruments, Inc.	1,466	287,321
Trimble, Inc. *	636	45,779
Twilio, Inc., Class A *	82	9,834
Tyler Technologies, Inc. *	459	279,269
Ubiquiti, Inc.	47	16,059
Universal Display Corp.	645	99,085
VeriSign, Inc. *	1,216	289,262
Vontier Corp.	1,700	63,495
Workday, Inc., Class A *	719	189,341
Zebra Technologies Corp., Class A *	61	19,218
Zoom Communications, Inc. *	573	42,230
Zscaler, Inc. *	59	11,578

(Cost $19,488,916)		21,962,398

Materials — 4.7%
Air Products and Chemicals, Inc.	1,091	344,920
Albemarle Corp.	211	16,253
Amcor PLC	23,199	234,774
AptarGroup, Inc.	1,748	256,519
Ashland, Inc.	543	33,025
ATI, Inc. *	472	27,452
Avery Dennison Corp.	649	121,993
Axalta Coating Systems Ltd. *	2,157	78,105
Ball Corp.	2,685	141,473

	Number of Shares	Value $
Berry Global Group, Inc.	2,495	180,064
Celanese Corp.	278	14,161
CF Industries Holdings, Inc.	4,215	341,499
Corteva, Inc.	3,918	246,756
CRH PLC	5,644	578,623
Crown Holdings, Inc.	1,505	134,893
Dow, Inc.	1,297	49,429
DuPont de Nemours, Inc.	2,450	200,336
Eagle Materials, Inc.	1,107	250,414
Eastman Chemical Co.	2,725	266,641
Ecolab, Inc.	1,066	286,765
Element Solutions, Inc.	1,866	48,721
FMC Corp.	187	6,900
Freeport-McMoRan, Inc.	757	27,941
Graphic Packaging Holding Co.	6,959	185,666
Huntsman Corp.	659	11,157
International Flavors & Fragrances, Inc.	486	39,760
International Paper Co.	9,658	544,228
Linde PLC	341	159,264
Louisiana-Pacific Corp.	217	21,628
LyondellBasell Industries NV, Class A	1,084	83,284
Martin Marietta Materials, Inc.	417	201,469
Mosaic Co.	746	17,844
NewMarket Corp.	298	169,893
Nucor Corp.	1,361	187,097
Olin Corp.	268	6,805
Packaging Corp. of America	1,740	370,777
PPG Industries, Inc.	632	71,555
Reliance, Inc.	1,846	548,557
Royal Gold, Inc.	1,496	219,912
RPM International, Inc.	2,815	348,750
Scotts Miracle-Gro Co.	1,633	95,645
Sealed Air Corp.	618	21,123
Sherwin-Williams Co.	558	202,147
Silgan Holdings, Inc.	1,540	83,637
Smurfit WestRock PLC	650	33,846
Sonoco Products Co.	1,315	62,883
Southern Copper Corp.	342	30,414
Steel Dynamics, Inc.	2,384	322,007
United States Steel Corp.	700	28,154
Vulcan Materials Co.	807	199,579
Westlake Corp.	210	23,583

(Cost $6,947,613)		8,178,321

Real Estate — 3.1%
Agree Realty Corp. REIT	949	70,036
American Homes 4 Rent, Class A REIT	2,042	75,574
American Tower Corp. REIT	139	28,581
AvalonBay Communities, Inc. REIT	1,216	275,035

See Notes to Financial Statements.

46 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $
Brixmor Property Group, Inc. REIT	2,847	79,602
BXP, Inc. REIT	457	32,415
Camden Property Trust REIT	1,639	203,334
CBRE Group, Inc., Class A *	1,947	276,357
CoStar Group, Inc. *	158	12,047
Cousins Properties, Inc. REIT	804	24,385
Crown Castle, Inc. REIT	959	90,242
CubeSmart REIT	4,559	188,196
Digital Realty Trust, Inc. REIT	491	76,753
EastGroup Properties, Inc. REIT	341	62,352
Equinix, Inc. REIT	52	47,040
Equity LifeStyle Properties, Inc. REIT	1,588	108,905
Equity Residential REIT	3,457	256,406
Essex Property Trust, Inc. REIT	482	150,177
Extra Space Storage, Inc. REIT	801	122,201
Federal Realty Investment Trust REIT	504	53,132
First Industrial Realty Trust, Inc. REIT	1,659	94,696
Gaming and Leisure Properties, Inc. REIT	1,505	75,476
Healthpeak Properties, Inc. REIT	2,711	55,467
Highwoods Properties, Inc. REIT	1,979	57,648
Host Hotels & Resorts, Inc. REIT	6,657	107,377
Invitation Homes, Inc. REIT	2,079	70,707
Iron Mountain, Inc. REIT	579	53,945
Jones Lang LaSalle, Inc. *	359	97,609
Kilroy Realty Corp. REIT	630	22,491
Kimco Realty Corp. REIT	3,129	69,151
Lamar Advertising Co., Class A REIT	2,029	252,063
Mid-America Apartment Communities, Inc. REIT	1,727	290,343

Millrose Properties, Inc. REIT *	1,668	38,130
National Storage Affiliates Trust REIT	1,034	39,933
NNN REIT, Inc. REIT	2,278	96,701
Omega Healthcare Investors, Inc. REIT	770	28,367
Prologis, Inc. REIT	347	43,000
Public Storage REIT	1,441	437,516
Rayonier, Inc. REIT	1,206	31,947
Realty Income Corp. REIT	688	39,237
Regency Centers Corp. REIT	1,045	80,152
Rexford Industrial Realty, Inc. REIT	378	15,619
SBA Communications Corp. REIT	419	91,300
Simon Property Group, Inc. REIT	839	156,130
STAG Industrial, Inc. REIT	998	35,908
UDR, Inc. REIT	4,217	190,524
VICI Properties, Inc. REIT	7,924	257,451

	Number of Shares	Value $
Vornado Realty Trust REIT	315	13,243
Welltower, Inc. REIT	147	22,566
Weyerhaeuser Co. REIT	3,171	95,447
WP Carey, Inc. REIT	1,783	114,486

(Cost $4,751,825)		5,307,400

Utilities — 7.9%
AES Corp.	2,967	34,388
Alliant Energy Corp.	4,566	294,644
Ameren Corp.	5,806	589,657
American Electric Power Co., Inc.	4,413	467,999
American Water Works Co., Inc.	1,113	151,335
Atmos Energy Corp.	2,944	447,871
Brookfield Renewable Corp.	819	22,809
CenterPoint Energy, Inc.	11,726	403,140
Clearway Energy, Inc., Class A	641	16,961
Clearway Energy, Inc., Class C	1,372	38,443
CMS Energy Corp.	5,958	435,232
Consolidated Edison, Inc.	3,711	376,741
Constellation Energy Corp.	76	19,041
Dominion Energy, Inc.	9,153	518,243
DTE Energy Co.	1,940	259,378
Duke Energy Corp.	2,972	349,180
Edison International	4,852	264,143
Entergy Corp.	10,748	938,408
Essential Utilities, Inc.	3,915	148,692
Evergy, Inc.	7,737	533,157
Eversource Energy	2,118	133,455
Exelon Corp.	12,414	548,699
FirstEnergy Corp.	7,030	272,553
IDACORP, Inc.	1,531	180,520
MDU Resources Group, Inc.	13,018	224,560
National Fuel Gas Co.	5,346	402,019
NextEra Energy, Inc.	3,648	255,980
NiSource, Inc.	12,477	509,186
NRG Energy, Inc.	4,215	445,568
OGE Energy Corp.	8,881	411,013
PG&E Corp.	7,282	118,988
Pinnacle West Capital Corp.	4,462	412,913
PPL Corp.	11,810	415,830
Public Service Enterprise Group, Inc.	8,536	692,696
Sempra	5,639	403,583
Southern Co.	3,951	354,760
UGI Corp.	4,092	139,783
Vistra Corp.	3,060	409,000
WEC Energy Group, Inc.	4,713	502,830
Xcel Energy, Inc.	8,223	592,878

(Cost $11,671,036)		13,736,276

TOTAL COMMON STOCKS

(Cost $148,051,881)		172,172,942

See Notes to Financial Statements.

DBX ETF Trust | 47

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 ETF	800	261,112
Vanguard S&P 500 ETF	293	160,075

(Cost $336,745)		421,187

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)

(Cost $498,750)	498,750	498,750

	Number of Shares	Value $

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 4.30% (b)

(Cost $627,939)	627,939	627,939

TOTAL INVESTMENTS — 100.1%

(Cost $149,515,315)		173,720,818
Other assets and liabilities, net — (0.1%)		(249,150)
NET ASSETS — 100.0%		173,471,668

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)
285,484	213,266	(d)	—	—	—	409	—	498,750	498,750

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 4.30% (b)
911,119	1,805,221		(2,088,401)	—	—	19,886	—	627,939	627,939

1,196,603	2,018,487		(2,088,401)	—	—	20,295	—	1,126,689	1,126,689

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $488,800, which is 0.3% of net assets.

(b)

Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end. (c) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

REIT:    Real Estate Investment Trust

At February 28, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)
Micro E-Mini S&P 500 Index	USD	5	153,590	149,081	3/21/2025	(4,509)
Micro E-mini S&P MidCap 400 Index	USD	19	605,660	588,943	3/21/2025	(16,717)
Total unrealized depreciation						(21,226)

See Notes to Financial Statements.

48 | DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2025 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$172,172,942	$—	$—	$172,172,942
Exchange-Traded Funds	421,187	—	—	421,187
Short-Term Investments (a)	1,126,689	—	—	1,126,689

TOTAL	$173,720,818	$—	$—	$173,720,818

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(21,226)	$—	$—	$(21,226)

TOTAL	$(21,226)	$—	$—	$(21,226)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust | 49

Statements of Assets and Liabilities

February 28, 2025 (Unaudited)

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF

Assets
Investment in non-affiliated securities at value	$50,125,863	$631,351,173	$63,307,130	$172,594,129
Investment in affiliated securities at value	8,546	399,482	—	—
Investment in DWS Government Money Market Series	41,507	741,253	175,814	627,939
Investment in DWS Government & Agency Securities Portfolio*	—	169,575	—	498,750
Foreign currency at value	314,976	255,262	—	—
Deposit with broker for futures contracts	23,112	87,167	10,056	47,619
Receivables:
Investment securities sold	—	2,898,496	—	—
Variation margin on futures contracts	—	21,833	2,630	8,181
Dividends	128,029	698,036	78,384	214,929
Interest	222	2,195	613	1,997
Affiliated securities lending income	—	1	—	9
Foreign tax reclaim	53,880	209,302	—	321
Total assets	$50,696,135	$636,833,775	$63,574,627	$173,993,874

Liabilities
Payable upon return of securities loaned	$—	$169,575	$—	$498,750
Payables:
Investment securities purchased	—	2,615,927	—	—
Investment advisory fees	9,320	44,259	9,352	23,456
Variation margin on futures contracts	1,783	—	—	—
Total liabilities	11,103	2,829,761	9,352	522,206
Net Assets, at value	$50,685,032	$634,004,014	$63,565,275	$173,471,668

Net Assets Consist of
Paid-in capital	$68,713,755	$467,821,003	$57,084,303	$179,110,283
Distributable earnings (loss)	(18,028,723)	166,183,011	6,480,972	(5,638,615)
Net Assets, at value	$50,685,032	$634,004,014	$63,565,275	$173,471,668
Number of Common Shares outstanding	1,700,001	6,120,001	1,175,001	3,150,001
Net Asset Value	$29.81	$103.60	$54.10	$55.07

Investment in non-affiliated securities at cost	$46,042,403	$455,165,322	$54,859,309	$148,388,626
Investment in affiliated securities at cost	$6,632	$216,386	$—	$—
Value of securities loaned	$—	$166,192	$—	$488,800
Investment in DWS Government Money Market Series at cost	$41,507	$741,253	$175,814	$627,939
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$169,575	$—	$498,750
Foreign currency at cost	$312,607	$255,270	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

50 | DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2025 (Unaudited)

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF

Investment Income
Unaffiliated dividend income*	$560,567	$4,309,310	$482,570	$1,534,703
Income distributions from affiliated funds	2,406	22,779	3,720	19,886
Affiliated securities lending income	129	759	4	409
Total investment income	563,102	4,332,848	486,294	1,554,998

Expenses
Investment advisory fees	60,457	278,108	61,732	149,649
Other expenses	58	58	58	—
Total expenses	60,515	278,166	61,790	149,649
Less fees waived (see note 3):
Waiver	(55)	(481)	(81)	(417)
Net expenses	60,460	277,685	61,709	149,232
Net investment income (loss)	502,642	4,055,163	424,585	1,405,766

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(170,342)	(2,171,125)	11,677	(2,960,709)
In-kind redemptions	2,164,627	1,243,740	1,679,681	11,786,029
In-kind redemptions in affiliates	1,978	—	—	—
Futures contracts	(24,564)	105,644	11,519	34,462
Foreign currency transactions	(29,134)	(11,888)	—	—
Net realized gain (loss)	1,942,565	(833,629)	1,702,877	8,859,782
Net change in unrealized appreciation (depreciation) on:

Investments	(3,322,100)	27,733,477	1,592,974	(6,021,680)
Investments in affiliates	(48)	96,747	—	—
Futures contracts	7,490	(112,242)	(8,152)	(53,518)
Foreign currency translations	(7,153)	(34,572)	—	—
Net change in unrealized appreciation (depreciation)	(3,321,811)	27,683,410	1,584,822	(6,075,198)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1,379,246)	26,849,781	3,287,699	2,784,584
Net Increase (Decrease) in Net Assets Resulting from Operations	$(876,604)	$30,904,944	$3,712,284	$4,190,350

* Unaffiliated foreign tax withheld	$65,280	$115,828	$—	$445

See Notes to Financial Statements.

DBX ETF Trust | 51

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Multifactor ETF		Xtrackers MSCI Kokusai Equity ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$502,642	$1,624,539	$4,055,163	$9,314,664
Net realized gain (loss)	1,942,565	2,596,319	(833,629)	7,431,168
Net change in net unrealized appreciation (depreciation)	(3,321,811)	4,667,433	27,683,410	107,943,105
Net increase (decrease) in net assets resulting from operations	(876,604)	8,888,291	30,904,944	124,688,937
Distributions to Shareholders	(1,228,373)	(2,338,899)	(5,024,043)	(9,549,067)

Fund Shares Transactions
Proceeds from shares sold	4,652,773	8,495,255	7,091,977	—
Value of shares redeemed	(7,673,404)	(19,549,122)	(2,061,124)	(31,753,923)
Net increase (decrease) in net assets resulting from fund share transactions	(3,020,631)	(11,053,867)	5,030,853	(31,753,923)
Total net increase (decrease) in Net Assets	(5,125,608)	(4,504,475)	30,911,754	83,385,947

Net Assets
Beginning of period	55,810,640	60,315,115	603,092,260	519,706,313
End of period	$50,685,032	$55,810,640	$634,004,014	$603,092,260

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,800,001	2,200,001	6,070,001	6,430,001
Shares sold	150,000	300,000	70,000	—
Shares redeemed	(250,000)	(700,000)	(20,000)	(360,000)
Shares outstanding, end of period	1,700,001	1,800,001	6,120,001	6,070,001

See Notes to Financial Statements.

52 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF		Xtrackers Russell US Multifactor ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$424,585	$890,312	$1,405,766	$2,143,308
Net realized gain (loss)	1,702,877	9,214,296	8,859,782	13,475,939
Net change in net unrealized appreciation (depreciation)	1,584,822	4,077,149	(6,075,198)	14,180,288
Net increase (decrease) in net assets resulting from operations	3,712,284	14,181,757	4,190,350	29,799,535
Distributions to Shareholders	(479,618)	(781,915)	(1,444,900)	(2,057,931)

Fund Shares Transactions
Proceeds from shares sold	–	62,157,154	35,938,301	48,689,872
Value of shares redeemed	(7,953,726)	(36,312,345)	(32,727,274)	(43,881,576)
Net increase (decrease) in net assets resulting from fund share transactions	(7,953,726)	25,844,809	3,211,027	4,808,296
Total net increase (decrease) in Net Assets	(4,721,060)	39,244,651	5,956,477	32,549,900

Net Assets
Beginning of period	68,286,335	29,041,684	167,515,191	134,965,291
End of period	$63,565,275	$68,286,335	$173,471,668	$167,515,191

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,325,001	675,001	3,100,001	3,000,001
Shares sold	—	1,400,000	650,000	1,000,000
Shares redeemed	(150,000)	(750,000)	(600,000)	(900,000)
Shares outstanding, end of period	1,175,001	1,325,001	3,150,001	3,100,001

See Notes to Financial Statements.

DBX ETF Trust | 53

Financial Highlights

Xtrackers FTSE Developed ex US Multifactor ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2025 (Unaudited)		2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$31.01		$27.42	$25.39	$32.88	$27.84	$26.80

Income (loss) from investment operations:
Net investment income (loss)(a)	0.29		0.81	0.90	1.01	0.84	0.62
Net realized and unrealized gain (loss)	(0.83)		3.89	1.98	(7.37)	5.35	1.32
Total from investment operations	(0.54)		4.70	2.88	(6.36)	6.19	1.94
Less distributions from:
Net investment income	(0.66)		(1.11)	(0.85)	(1.13)	(1.15)	(0.90)
Total from distributions	(0.66)		(1.11)	(0.85)	(1.13)	(1.15)	(0.90)
Net Asset Value, end of period	$29.81		$31.01	$27.42	$25.39	$32.88	$27.84
Total Return (%)(b)	(1.71	)**	17.65	11.59	(19.75)	22.69	7.49

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	51		56	60	66	71	72
Ratio of expenses before fee waiver (%)	0.24	*	0.34	0.35	0.35	0.35	0.35
Ratio of expenses after fee waiver (%)	0.24	*	0.24	0.24	0.24	0.24	0.24
Ratio of net investment income (loss) (%)	2.00	*	2.88	3.44	3.45	2.75	2.37
Portfolio turnover rate (%)(c)	24	**	51	52	56	53	43

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

54 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Kokusai Equity ETF

	For the Six		Years Ended August 31,				Period Ended 8/31/2020(a)
	Months Ended 2/28/2025 (Unaudited)		2024	2023	2022	2021

Selected Per Share Data
Net Asset Value, beginning of period	$99.36		$80.83	$71.06	$84.95	$65.83	$ 50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.66		1.49	1.50	1.53	1.28	0.49
Net realized and unrealized gain (loss)	4.40		18.56	9.72	(13.73)	18.91	15.34
Total from investment operations	5.06		20.05	11.22	(12.20)	20.19	15.83
Less distributions from:
Net investment income	(0.82)		(1.52)	(1.45)	(1.69)	(1.06)	—
Net realized gains	—		—	—	—	(0.01)	—
Total from distributions	(0.82)		(1.52)	(1.45)	(1.69)	(1.07)	—
Net Asset Value, end of period	$103.60		$99.36	$80.83	$71.06	$84.95	$ 65.83
Total Return (%)(c)	5.12	**	25.07	16.02	(14.55)	30.87	31.66	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	634		603	520	502	803	132
Ratio of expenses before fee waiver (%)	0.09	*	0.09	0.09	0.09	0.09	0.09	*
Ratio of expenses after fee waiver (%)	0.09	*	0.09	0.09	0.09	0.09	0.09	*
Ratio of net investment income (loss) (%)	1.31	*	1.70	2.02	1.93	1.73	2.08	*
Portfolio turnover rate (%)(d)	1	**	3	2	4	6	7	**

(a)	For the period April 8, 2020 (commencement of operations) through August 31, 2020.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 55

Financial Highlights (Continued)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

	For the Six Months Ended 2/28/2025 (Unaudited)		Years Ended August 31,
			2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$51.54		$43.02	$37.16	$41.83	$31.43	$27.08

Income (loss) from investment operations:
Net investment income (loss)(a)	0.34		0.68	0.61	0.53	0.52	0.52
Net realized and unrealized gain (loss)	2.61		8.48	5.85	(4.60)	10.44	4.42
Total from investment operations	2.95		9.16	6.46	(4.07)	10.96	4.94
Less distributions from:
Net investment income	(0.39)		(0.64)	(0.60)	(0.60)	(0.56)	(0.59)
Total from distributions	(0.39)		(0.64)	(0.60)	(0.60)	(0.56)	(0.59)
Net Asset Value, end of period	$54.10		$51.54	$43.02	$37.16	$41.83	$31.43
Total Return (%)(b)	5.75	**	21.45	17.63	(9.84)	35.25	18.72

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	64		68	29	11	40	101
Ratio of expenses before fee waiver (%)	0.19	*	0.19	0.19	0.19	0.19	0.19
Ratio of expenses after fee waiver (%)	0.19	*	0.19	0.19	0.19	0.19	0.19
Ratio of net investment income (loss) (%)	1.31	*	1.47	1.55	1.29	1.51	1.85
Portfolio turnover rate (%)(c)	0	**(d)	22	34	14	13	22

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	Amount is less than 0.5%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

56 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell US Multifactor ETF

	For the Six Months Ended 2/28/2025 (Unaudited)		Years Ended August 31,
			2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$54.04		$44.99	$41.63	$46.33	$34.84	$33.88

Income (loss) from investment operations:
Net investment income (loss)(a)	0.44		0.71	0.77	0.72	0.56	0.62
Net realized and unrealized gain (loss)	1.01		9.00	3.38	(4.76)	11.47	0.96
Total from investment operations	1.45		9.71	4.15	(4.04)	12.03	1.58
Less distributions from:
Net investment income	(0.42)		(0.66)	(0.79)	(0.66)	(0.54)	(0.62)
Total from distributions	(0.42)		(0.66)	(0.79)	(0.66)	(0.54)	(0.62)
Net Asset Value, end of period	$55.07		$54.04	$44.99	$41.63	$46.33	$34.84
Total Return (%)(b)	2.70	**	21.78	10.12	(8.80)	34.85	4.93

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	173		168	135	146	206	150
Ratio of expenses before fee waiver (%)	0.17	*	0.17	0.17	0.17	0.17	0.17
Ratio of expenses after fee waiver (%)	0.17	*	0.17	0.17	0.17	0.17	0.17
Ratio of net investment income (loss) (%)	1.60	*	1.46	1.80	1.60	1.40	1.85
Portfolio turnover rate (%)(c)	14	**	41	44	38	39	47

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 57

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2025, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each, a “Fund,” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Multifactor ETF

Xtrackers MSCI Kokusai Equity ETF

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Xtrackers Russell US Multifactor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers MSCI Kokusai Equity ETF, which lots consist of 10,000 shares, and, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF, which lots consist of 25,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Multifactor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers MSCI Kokusai Equity ETF	MSCI Kokusai Index
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Russell 1000 2Qual/Val 5% Capped Factor Index
Xtrackers Russell US Multifactor ETF	Russell 1000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The MSCI Kokusai Index, also known as the MSCI World ex Japan Index, is designed to track the performance of equity markets in developed markets (excluding Japan). The Underlying Index is reviewed quarterly in February, May, August and November and rebalanced semi-annually in May and November. At each semi-annual rebalancing, the composition of the Underlying Index is reassessed and the large and mid-capitalization cutoff points are recalculated.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality, value, momentum, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

58 | DBX ETF Trust

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Each Fund is diversified. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts,

DBX ETF Trust | 59

and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2025, the Funds did not incur any interest or penalties.

At August 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Multifactor ETF	$11,807,001	$11,388,528	$23,195,529
Xtrackers MSCI Kokusai Equity ETF	2,020,274	7,731,703	9,751,977
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	44,561	3,337,725	3,382,286
Xtrackers Russell US Multifactor ETF	23,764,175	13,726,606	37,490,781

As of August 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

60 | DBX ETF Trust

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Multifactor ETF	$49,366,581	$6,389,690	$8,347,129	$(1,957,439)
Xtrackers MSCI Kokusai Equity ETF	453,889,065	147,813,253	177,876,201	(30,062,948)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	61,781,805	6,431,511	7,715,677	(1,284,166)
Xtrackers Russell US Multifactor ETF	138,942,576	28,619,355	30,939,451	(2,320,096)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of February 28, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG serves as securities lending agent and lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2025, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of February 28, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2025, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2025
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers MSCI Kokusai Equity ETF
Common Stocks	$169,575	$—	$—	$—	$169,575
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$169,575

DBX ETF Trust | 61

Xtrackers Russell US Multifactor ETF
Common Stocks	$498,750	$—	$—	$—	$498,750
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$498,750

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2025, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange- traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2025 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Multifactor ETF
Equity contracts	Unrealized appreciation on futures contracts*	$21,375	Unrealized depreciation on futures contracts*	$1,736
	Total	$21,375	Total	$1,736

Xtrackers MSCI Kokusai Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$5,157	Unrealized depreciation on futures contracts*	$33,578
	Total	$5,157	Total	$33,578

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$4,907
	Total	$—	Total	$4,907

Xtrackers Russell US Multifactor ETF
Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$21,226
	Total	$—	Total	$21,226

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

62 | DBX ETF Trust

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$(24,564)
Xtrackers MSCI Kokusai Equity ETF	105,644
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	11,519
Xtrackers Russell US Multifactor ETF	34,462

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$7,490
Xtrackers MSCI Kokusai Equity ETF	(112,242)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(8,152)
Xtrackers Russell US Multifactor ETF	(53,518)

For the period ended February 28, 2025 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Multifactor ETF	$525,740
Xtrackers MSCI Kokusai Equity ETF	1,746,356
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	146,541
Xtrackers Russell US Multifactor ETF	864,185

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers FTSE Developed ex US Multifactor ETF	0.24%
Xtrackers MSCI Kokusai Equity ETF	0.09%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%
Xtrackers Russell US Multifactor ETF	0.17%

DBX ETF Trust | 63

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2025, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers FTSE Developed ex US Multifactor ETF	$55
Xtrackers MSCI Kokusai Equity ETF	481
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	81
Xtrackers Russell US Multifactor ETF	417

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended February 28, 2025, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers FTSE Developed ex US Multifactor ETF	$9
Xtrackers MSCI Kokusai Equity ETF	57
Xtrackers Russell US Multifactor ETF	24

4. Investment Portfolio Transactions

For the period ended February 28, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$12,098,864	$12,849,008
Xtrackers MSCI Kokusai Equity ETF	7,279,435	7,216,551
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	225,930	250,460
Xtrackers Russell US Multifactor ETF	25,074,341	24,962,099

For the period ended February 28, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$4,420,510	$7,604,912
Xtrackers MSCI Kokusai Equity ETF	7,037,503	2,015,367
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	—	7,953,834
Xtrackers Russell US Multifactor ETF	35,939,483	32,614,911

5. Fund Share Transactions

As of February 28, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included

64 | DBX ETF Trust

in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

DBX ETF Trust | 65

EQUITY-NCSRS

February 28, 2025

Semi-Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers High Beta High Yield Bond ETF (HYUP)
Xtrackers Low Beta High Yield Bond ETF (HYDW)
Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)
Xtrackers Short Duration High Yield Bond ETF (SHYL)
Xtrackers USD High Yield BB-B ex Financials ETF (BHYB)
Xtrackers USD High Yield Corporate Bond ETF (HYLB)

DWS

Table of Contents

Page

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF	2

Xtrackers Low Beta High Yield Bond ETF	15

Xtrackers Risk Managed USD High Yield Strategy ETF	26

Xtrackers Short Duration High Yield Bond ETF	28

Xtrackers USD High Yield BB-B ex Financials ETF	43

Xtrackers USD High Yield Corporate Bond ETF	68

Statements of Assets and Liabilities	88

Statements of Operations	90

Statements of Changes in Net Assets	92

Financial Highlights	95

Notes to Financial Statements	101

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust | 1

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
CORPORATE BONDS — 97.6%

Basic Materials — 6.3%

Chemicals — 2.3%

Celanese US Holdings LLC,6.95%, 11/15/33	20,000	21,396
Chemours Co.
5.375%, 5/15/27	10,000	9,863
144A,5.75%, 11/15/28	16,000	15,193
144A,4.625%, 11/15/29	11,000	9,784
Chemours (The) Co.,144A,8.00%, 1/15/33	12,000	11,838
Consolidated Energy Finance SA
144A,5.625%, 10/15/28	10,000	8,698
144A,12.00%, 2/15/31	11,000	11,208
INEOS Finance PLC
144A,6.75%, 5/15/28	6,000	6,067
144A,7.50%, 4/15/29	15,000	15,416
Methanex US Operations, Inc.,144A,6.25%, 3/15/32	12,000	12,033
NOVA Chemicals Corp.
144A,5.25%, 6/1/27	17,000	16,923
144A,4.25%, 5/15/29	12,000	11,402
144A,9.00%, 2/15/30	13,000	14,057
144A,7.00%, 12/1/31	8,000	8,285
OCI NV,144A,6.70%, 3/16/33	13,000	13,731
SCIH Salt Holdings, Inc.,144A,6.625%, 5/1/29	14,000	13,882
Tronox, Inc.,144A,4.625%, 3/15/29	22,000	19,706
WR Grace Holdings LLC,144A,5.625%, 8/15/29	23,000	21,088

(Cost $243,854)		240,570

Forest Products & Paper — 0.6%

Domtar Corp.,144A,6.75%, 10/1/28	13,000	12,070
Glatfelter Corp.,144A,4.75%, 11/15/29	10,000	9,106
Magnera Corp.,144A,7.25%, 11/15/31	16,000	16,085
Mercer International, Inc.
144A,12.875%, 10/1/28	8,000	8,744
5.125%, 2/1/29	17,000	15,438

(Cost $62,261)		61,443

Iron/Steel — 1.6%

Cleveland-Cliffs, Inc.
144A,6.875%, 11/1/29	18,000	18,107
144A,6.75%, 4/15/30	14,000	14,032
144A,7.50%, 9/15/31	9,000	9,143
144A,7.00%, 3/15/32 (a)	30,000	30,165
144A,7.375%, 5/1/33	21,000	21,099

	Principal Amount $	Value $
Metinvest BV
144A,8.50%, 4/23/26	9,000	8,171
144A,7.75%, 10/17/29	10,000	8,078
Mineral Resources Ltd.
144A,8.125%, 5/1/27	14,000	14,015
144A,8.00%, 11/1/27	12,000	12,138
144A,9.25%, 10/1/28	21,000	21,755
144A,8.50%, 5/1/30	12,000	12,138

(Cost $168,441)		168,841

Mining — 1.8%

Arsenal AIC Parent LLC
144A,8.00%, 10/1/30	14,000	14,607
144A,11.50%, 10/1/31	11,000	12,311
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27	28,000	28,230
144A,9.375%, 3/1/29	30,000	32,046
144A,8.625%, 6/1/31	28,000	29,214
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	10,000	9,659
144A,4.50%, 6/1/31	10,000	9,107
Vedanta Resources Finance II PLC
144A,10.875%, 9/17/29	23,000	24,233
144A,9.475%, 7/24/30	11,000	11,149
144A,11.25%, 12/3/31	10,000	10,854
144A,9.85%, 4/24/33	11,000	11,322

(Cost $189,541)		192,732

Communications — 27.2%

Advertising — 1.7%

Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	24,000	23,486
144A,7.75%, 4/15/28 (a)	21,000	19,521
144A,9.00%, 9/15/28	15,000	15,812
144A,7.50%, 6/1/29	20,000	17,749
144A,7.875%, 4/1/30	16,000	16,352
Neptune Bidco US, Inc.,144A,9.29%, 4/15/29	50,000	44,826
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,4.25%, 1/15/29	10,000	9,407
144A,4.625%, 3/15/30	10,000	9,361
Stagwell Global LLC,144A,5.625%, 8/15/29	23,000	22,301

(Cost $182,245)		178,815

Internet — 1.3%

Arches Buyer, Inc.,144A,6.125%, 12/1/28	10,000	9,117
ION Trading Technologies SARL
144A,5.75%, 5/15/28	9,000	8,517
144A,9.50%, 5/30/29	15,000	15,488

See Notes to Financial Statements.

2 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Newfold Digital Holdings Group, Inc.,144A,11.75%, 10/15/28	10,000	7,969
Rakuten Group, Inc.
144A,11.25%, 2/15/27	35,000	38,430
144A,9.75%, 4/15/29	39,000	42,914
Wayfair LLC,144A,7.25%, 10/31/29	15,000	15,272

(Cost $133,864)		137,707

Media — 14.7%
AMC Networks, Inc.
144A,10.25%, 1/15/29	18,000	19,095
4.25%, 2/15/29 (a)	19,000	14,807
Cable One, Inc.,144A,4.00%, 11/15/30 (a)	13,000	10,582
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.125%, 5/1/27	46,000	45,399
144A,5.00%, 2/1/28	44,000	42,950
144A,5.375%, 6/1/29	21,000	20,439
144A,6.375%, 9/1/29	20,000	20,093
144A,4.75%, 3/1/30	43,000	40,096
144A,4.50%, 8/15/30	39,000	35,716
144A,4.25%, 2/1/31	43,000	38,610
144A,7.375%, 3/1/31 (a)	16,000	16,476
144A,4.75%, 2/1/32	17,000	15,290
4.50%, 5/1/32	41,000	36,152
144A,4.50%, 6/1/33	26,000	22,496
144A,4.25%, 1/15/34	28,000	23,491
CSC Holdings LLC
144A,5.50%, 4/15/27	27,000	25,077
144A,5.375%, 2/1/28	17,000	14,609
144A,7.50%, 4/1/28	19,000	14,139
144A,11.25%, 5/15/28	20,000	19,484
144A,11.75%, 1/31/29	40,000	39,081
144A,6.50%, 2/1/29	36,000	30,100
144A,5.75%, 1/15/30	43,000	24,767
144A,4.125%, 12/1/30	23,000	16,926
144A,4.625%, 12/1/30	44,000	23,396
144A,3.375%, 2/15/31	21,000	14,949
144A,4.50%, 11/15/31	31,000	22,747
144A,5.00%, 11/15/31	10,000	5,143
Directv Financing LLC,144A,8.875%, 2/1/30	15,000	14,649
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,144A,10.00%, 2/15/31	39,000	38,306
DISH DBS Corp.
7.75%, 7/1/26	38,000	33,934
144A,5.25%, 12/1/26	57,000	53,690
7.375%, 7/1/28	21,000	15,586
144A,5.75%, 12/1/28	47,000	41,779
5.125%, 6/1/29	30,000	20,271

	Principal Amount $	Value $

DISH Network Corp.,144A,11.75%, 11/15/27	72,000	76,028
Gray Media, Inc.
144A,7.00%, 5/15/27	6,000	5,890
144A,10.50%, 7/15/29	26,000	26,835
144A,4.75%, 10/15/30	14,000	8,260
144A,5.375%, 11/15/31	25,000	14,542
iHeartCommunications, Inc.
144A,5.25%, 8/15/27	2,000	1,540
144A,9.125%, 5/1/29	14,000	11,917
144A,10.875%, 5/1/30	14,000	8,286
144A,7.75%, 8/15/30	11,000	8,462
LCPR Senior Secured Financing DAC
144A,6.75%, 10/15/27	22,000	18,769
144A,5.125%, 7/15/29 (a)	17,000	12,848
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	15,000	14,724
144A,8.00%, 8/1/29	13,000	13,073
144A,7.375%, 9/1/31	13,000	13,307
Nexstar Media, Inc.
144A,5.625%, 7/15/27	33,000	32,664
144A,4.75%, 11/1/28	21,000	19,912
Radiate Holdco LLC / Radiate Finance, Inc.
144A,4.50%, 9/15/26	18,000	15,654
144A,6.50%, 9/15/28	19,000	13,283
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30	10,000	7,050
144A,8.125%, 2/15/33	28,000	27,754
144A,9.75%, 2/15/33	8,000	8,069
Sirius XM Radio, Inc.
144A,5.50%, 7/1/29	24,000	23,522
144A,4.125%, 7/1/30	31,000	27,871
144A,3.875%, 9/1/31 (a)	29,000	25,176
TEGNA, Inc.
4.625%, 3/15/28	18,000	17,266
5.00%, 9/15/29	23,000	21,767
Univision Communications, Inc.
144A,6.625%, 6/1/27	27,000	27,075
144A,8.00%, 8/15/28	30,000	30,501
144A,4.50%, 5/1/29	22,000	19,875
144A,7.375%, 6/30/30	19,000	18,578
144A,8.50%, 7/31/31	23,000	22,948
Virgin Media Finance PLC,144A,5.00%, 7/15/30	17,000	14,773
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	29,000	27,781
144A,4.50%, 8/15/30	19,000	16,917
VTR Finance NV,144A,6.375%, 7/15/28	10,000	9,549

See Notes to Financial Statements.

DBX ETF Trust | 3

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Ziggo Bond Co. BV,144A,5.125%, 2/28/30	10,000	8,872
Ziggo BV,144A,4.875%, 1/15/30	20,000	18,433

(Cost $1,630,392)		1,560,096

Telecommunications — 9.5%
Altice Financing SA
144A,5.00%, 1/15/28	21,000	17,029
144A,5.75%, 8/15/29	42,000	32,988
Altice France Holding SA
144A,10.50%, 5/15/27	30,000	9,399
144A,6.00%, 2/15/28	21,000	6,477
Altice France SA
144A,8.125%, 2/1/27	35,000	31,422
144A,5.50%, 1/15/28	23,000	18,534
144A,5.125%, 1/15/29	10,000	7,770
144A,5.125%, 7/15/29	46,000	35,736
144A,5.50%, 10/15/29	39,000	30,504
C&W Senior Finance Ltd.,144A,9.00%, 1/15/33	14,000	14,158
CommScope LLC
144A,8.25%, 3/1/27 (a)	18,000	17,744
144A,7.125%, 7/1/28	11,000	10,444
144A,4.75%, 9/1/29	19,000	17,115
CommScope Technologies LLC,144A,5.00%, 3/15/27	15,000	14,170
Connect Finco SARL / Connect US Finco LLC,144A,9.00%, 9/15/29	40,000	36,709
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	8,000	7,643
144A,6.50%, 10/1/28	15,000	14,642
CT Trust,144A,5.125%, 2/3/32	15,000	13,768
EchoStar Corp.,10.75%, 11/30/29	98,000	105,079
Fibercop SpA
144A,7.20%, 7/18/36	10,000	10,044
144A,7.721%, 6/4/38	10,000	10,327
Hughes Satellite Systems Corp.
5.25%, 8/1/26 (a)	15,000	13,973
6.625%, 8/1/26 (a)	15,000	12,152
Iliad Holding Sasu,144A,7.00%, 4/15/32	19,000	19,210
Iliad Holding SASU,144A,8.50%, 4/15/31	17,000	18,120
Intelsat Jackson Holdings SA,144A,6.50%, 3/15/30	58,000	54,176
Level 3 Financing, Inc.
144A,10.50%, 4/15/29	14,000	15,750
144A,4.875%, 6/15/29	13,000	11,310
144A,11.00%, 11/15/29	32,000	36,351
144A,4.50%, 4/1/30	15,000	12,450
144A,10.50%, 5/15/30	19,000	20,781
144A,3.875%, 10/15/30	10,000	7,877

	Principal Amount $	Value $

144A,10.75%, 12/15/30	14,000	15,751
144A,4.00%, 4/15/31	10,000	7,825
Lumen Technologies, Inc.
144A,4.125%, 4/15/30	10,000	9,010
144A,10.00%, 10/15/32	8,400	8,397
Millicom International Cellular SA
144A,6.25%, 3/25/29	9,000	8,944
144A,4.50%, 4/27/31	17,000	15,188
144A,7.375%, 4/2/32	9,000	9,197
Sable International Finance Ltd.,144A,7.125%, 10/15/32	18,000	17,663
Telefonica Moviles Chile SA,144A,3.537%, 11/18/31	8,000	6,109
VEON Holdings BV,144A,3.375%, 11/25/27	30,000	27,116
Viasat, Inc.
144A,5.625%, 4/15/27	10,000	9,670
144A,6.50%, 7/15/28	8,000	6,928
144A,7.50%, 5/30/31 (a)	13,000	9,758
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31	27,000	23,475
144A,4.75%, 7/15/31	28,000	24,574
144A,7.75%, 4/15/32	11,000	11,174
Windstream Services LLC / Windstream Escrow Finance Corp.,144A,8.25%, 10/1/31	44,000	45,524
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27	27,000	25,498
144A,6.125%, 3/1/28	22,000	19,585
Zegona Finance PLC,144A,8.625%, 7/15/29	16,000	17,029

(Cost $1,059,126)		1,002,267

Consumer, Cyclical — 14.0%

Airlines — 0.7%
American Airlines, Inc.
144A,7.25%, 2/15/28	13,000	13,301
144A,8.50%, 5/15/29	20,000	21,087
JetBlue Airways Corp. / JetBlue Loyalty LP,144A,9.875%, 9/20/31	39,000	41,317

(Cost $74,864)		75,705

Apparel — 0.3%
Hanesbrands, Inc.,144A,9.00%, 2/15/31	12,000	12,791
VF Corp.,2.95%, 4/23/30	16,000	13,978

(Cost $26,305)		26,769

Auto Manufacturers — 0.2%
Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29

(Cost $21,197)	21,000	20,387

See Notes to Financial Statements.

4 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd.
144A,8.25%, 4/15/31	12,000	12,357
144A,7.50%, 2/15/33	14,000	14,018
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	10,000	9,973
6.875%, 7/1/28	6,000	5,963
5.00%, 10/1/29 (a)	12,000	10,998
Clarios Global LP / Clarios US Finance Co.,144A,6.75%, 2/15/30	14,000	14,337
Dornoch Debt Merger Sub, Inc.,144A,6.625%, 10/15/29	13,000	10,369
Goodyear Tire & Rubber Co.
5.00%, 7/15/29	17,000	16,175
5.25%, 4/30/31	10,000	9,270
5.25%, 7/15/31 (a)	12,000	11,148
5.625%, 4/30/33 (a)	9,000	8,294
Tenneco, Inc.,144A,8.00%, 11/17/28	37,000	36,790
ZF North America Capital, Inc.
144A,6.875%, 4/14/28	12,000	12,131
144A,7.125%, 4/14/30	12,000	12,021
144A,6.75%, 4/23/30	15,000	14,761
144A,6.875%, 4/23/32	14,000	13,538

(Cost $212,347)		212,143

Entertainment — 2.3%
Allwyn Entertainment Financing UK PLC,144A,7.875%, 4/30/29	14,000	14,656
AMC Entertainment Holdings, Inc.,144A,7.50%, 2/15/29 (a)	19,000	16,074
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29	23,000	21,750
144A,6.00%, 10/15/32 (a)	22,000	21,466
Cinemark USA, Inc.
144A,5.25%, 7/15/28	16,000	15,677
144A,7.00%, 8/1/32	10,000	10,235
Light & Wonder International, Inc.
144A,7.25%, 11/15/29	10,000	10,305
144A,7.50%, 9/1/31	11,000	11,490
Merlin Entertainments Group US Holdings, Inc.,144A,7.375%, 2/15/31	9,000	8,866
Motion Bondco DAC,144A,6.625%, 11/15/27	10,000	9,845
Motion Finco Sarl,144A,8.375%, 2/15/32	6,000	6,161
Penn Entertainment, Inc.
144A,5.625%, 1/15/27	8,000	7,931
144A,4.125%, 7/1/29	8,000	7,279

	Principal Amount $	Value $
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A,5.625%, 9/1/29	15,000	11,044
144A,5.875%, 9/1/31	14,000	9,110
Six Flags Entertainment Corp.,144A,7.25%, 5/15/31	16,000	16,509
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.,5.25%, 7/15/29	10,000	9,706
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co.,144A,6.625%, 5/1/32	15,000	15,377
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,144A,7.125%, 2/15/31	20,000	21,064

(Cost $255,143)		244,545

Food Service — 0.2%
TKC Holdings, Inc.
144A,6.875%, 5/15/28	4,000	4,027
144A,10.50%, 5/15/29	16,000	16,413

(Cost $19,548)		20,440

Home Builders — 0.3%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	12,000	11,985
144A,4.875%, 2/15/30	10,000	9,095
LGI Homes, Inc.
144A,8.75%, 12/15/28	4,000	4,229
144A,7.00%, 11/15/32	10,000	9,930

(Cost $36,128)		35,239

Housewares — 0.6%
Cd&r Smokey Buyer, Inc. / Radio Systems Corp.,144A,9.50%, 10/15/29	15,000	14,756
Newell Brands, Inc.
6.625%, 9/15/29	10,000	10,207
6.375%, 5/15/30	15,000	14,990
6.625%, 5/15/32	10,000	9,971
Scotts Miracle-Gro Co.
4.00%, 4/1/31	10,000	8,923
4.375%, 2/1/32	8,000	7,166

(Cost $66,512)		66,013

Leisure Time — 0.7%
NCL Corp. Ltd.
144A,7.75%, 2/15/29	12,000	12,774
144A,6.75%, 2/1/32	35,000	35,799
Sabre GLBL, Inc.
144A,8.625%, 6/1/27 (a)	16,000	16,462

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
144A,10.75%, 11/15/29	13,000	13,903

(Cost $76,112)		78,938

Lodging — 1.9%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A,4.875%, 7/1/31	9,000	8,221
144A,6.625%, 1/15/32	18,000	18,216
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.,144A,5.00%, 6/1/29	18,000	17,182
Marriott Ownership Resorts, Inc.,144A,4.50%, 6/15/29	10,000	9,426
Melco Resorts Finance Ltd.
144A,5.25%, 4/26/26	10,000	9,964
144A,5.625%, 7/17/27	12,000	11,861
144A,5.75%, 7/21/28	16,000	15,520
144A,5.375%, 12/4/29	23,000	21,407
144A,7.625%, 4/17/32	15,000	15,079
MGM Resorts International,6.50%, 4/15/32	15,000	15,122
Station Casinos LLC
144A,4.625%, 12/1/31	9,000	8,294
144A,6.625%, 3/15/32	10,000	10,098
Studio City Finance Ltd.
144A,6.50%, 1/15/28	10,000	9,882
144A,5.00%, 1/15/29	21,000	19,238
Travel + Leisure Co.,144A,4.50%, 12/1/29	13,000	12,394

(Cost $201,118)		201,904

Retail — 4.8%
Advance Auto Parts, Inc.,3.90%, 4/15/30	11,000	9,775
Asbury Automotive Group, Inc.,144A,5.00%, 2/15/32	12,000	11,204
Bath & Body Works, Inc.
7.50%, 6/15/29 (a)	9,000	9,272
144A,6.625%, 10/1/30	18,000	18,398
eG Global Finance PLC,144A,12.00%, 11/30/28	21,000	23,574
Ferrellgas LP / Ferrellgas Finance Corp.,144A,5.875%, 4/1/29	17,000	15,894
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A,4.625%, 1/15/29	21,000	19,872
144A,6.75%, 1/15/30	24,000	22,334
FirstCash, Inc.,144A,6.875%, 3/1/32	10,000	10,232
Gap, Inc.
144A,3.625%, 10/1/29	15,000	13,721
144A,3.875%, 10/1/31	14,000	12,344

	Principal Amount $	Value $
Global Auto Holdings Ltd. / AAG FH UK Ltd.
144A,8.375%, 1/15/29	10,000	9,585
144A,8.75%, 1/15/32	10,000	9,273
Kohl’s Corp.,4.625%, 5/1/31	10,000	7,808
LCM Investments Holdings II LLC,144A,8.25%, 8/1/31	14,000	14,788
Macy’s Retail Holdings LLC
144A,5.875%, 3/15/30	7,000	6,794
144A,6.125%, 3/15/32	9,000	8,597
Michaels Cos., Inc.
144A,5.25%, 5/1/28	18,000	13,523
144A,7.875%, 5/1/29	20,000	12,308
Nordstrom, Inc.
4.375%, 4/1/30	8,000	7,348
4.25%, 8/1/31	10,000	8,921
Patrick Industries, Inc.,144A,6.375%, 11/1/32	11,000	10,954
PetSmart, Inc. / PetSmart Finance Corp.
144A,4.75%, 2/15/28	22,000	20,911
144A,7.75%, 2/15/29	23,000	22,276
QVC, Inc.,144A,6.875%, 4/15/29 (a)	11,000	8,963
Saks Global Enterprises LLC,144A,11.00%, 12/15/29	43,000	39,740
Sonic Automotive, Inc.
144A,4.625%, 11/15/29	13,000	12,251
144A,4.875%, 11/15/31	10,000	9,282
Staples, Inc.
144A,10.75%, 9/1/29	48,000	45,901
144A,12.75%, 1/15/30	16,146	11,703
Suburban Propane Partners LP/ Suburban Energy Finance Corp.,144A,5.00%, 6/1/31	13,000	11,937
Victra Holdings LLC / Victra Finance Corp.,144A,8.75%, 9/15/29 (a)	10,000	10,637
Walgreens Boots Alliance, Inc.
8.125%, 8/15/29 (a)	5,000	5,043
3.20%, 4/15/30	18,000	15,273
White Cap Buyer LLC,144A,6.875%, 10/15/28	13,000	12,999

(Cost $518,397)		503,435

Consumer, Non-cyclical — 12.7%

Beverages — 0.1%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.,144A,6.25%, 4/1/29

(Cost $13,971)	14,000	13,960

See Notes to Financial Statements.

6	| DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Commercial Services — 4.1%
Allied Universal Holdco LLC,144A,7.875%, 2/15/31	45,000	46,444
Allied Universal Holdco LLC / Allied Universal Finance Corp.,144A,6.00%, 6/1/29 (a)	18,000	17,064
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	25,000	23,849
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,5.75%, 7/15/27	10,000	9,834
144A,4.75%, 4/1/28	10,000	9,422
144A,5.375%, 3/1/29	10,000	9,327
144A,8.25%, 1/15/30	15,000	15,288
144A,8.00%, 2/15/31 (a)	9,000	9,167
Brink’s Co.,144A,6.75%, 6/15/32	8,000	8,203
EquipmentShare.com, Inc.
144A,8.625%, 5/15/32	13,000	13,778
144A,8.00%, 3/15/33	8,000	8,316
Garda World Security Corp.
144A,6.00%, 6/1/29	10,000	9,662
144A,8.25%, 8/1/32	11,000	11,302
144A,8.375%, 11/15/32	20,000	20,574
GEO Group, Inc.
8.625%, 4/15/29	13,000	13,772
10.25%, 4/15/31	12,000	13,158
Hertz Corp.
144A,4.625%, 12/1/26	10,000	8,686
144A,12.625%, 7/15/29	23,000	24,269
144A,5.00%, 12/1/29 (a)	20,000	13,797
Prime Security Services Borrower LLC / Prime Finance, Inc.,144A,6.25%, 1/15/28	25,000	25,060
Raven Acquisition Holdings LLC,144A,6.875%, 11/15/31	26,000	25,772
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29	20,000	20,525
144A,10.875%, 8/1/29	10,000	10,278
Sotheby’s,144A,7.375%, 10/15/27	16,000	15,938
Veritiv Operating Co.,144A,10.50%, 11/30/30	21,000	22,864
Wand NewCo 3, Inc.,144A,7.625%, 1/30/32	25,000	25,885

(Cost $435,381)		432,234

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.,144A,4.125%, 4/1/29

(Cost $9,979)	10,000	9,323

	Principal Amount $	Value $

Food — 1.6%
B&G Foods, Inc.
5.25%, 9/15/27	11,000	10,350
144A,8.00%, 9/15/28	16,000	16,369
Fiesta Purchaser, Inc.
144A,7.875%, 3/1/31	10,000	10,334
144A,9.625%, 9/15/32	8,000	8,459
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.,144A,9.00%, 2/15/29	21,000	21,865
Post Holdings, Inc.
144A,5.50%, 12/15/29	26,000	25,497
144A,4.625%, 4/15/30	29,000	27,225
144A,4.50%, 9/15/31	20,000	18,278
144A,6.375%, 3/1/33	25,000	24,989
144A,6.25%, 10/15/34	6,000	5,981

(Cost $174,190)		169,347

Healthcare-Products — 0.3%
Bausch + Lomb Corp.,144A,8.375%, 10/1/28

(Cost $26,159)	26,000	27,138

Healthcare-Services — 3.4%
CHS/Community Health Systems, Inc.
144A,5.625%, 3/15/27	38,000	36,671
144A,8.00%, 12/15/27	11,000	10,937
144A,6.875%, 4/1/28	12,000	8,510
144A,6.00%, 1/15/29	13,000	11,762
144A,6.875%, 4/15/29	22,000	15,364
144A,6.125%, 4/1/30	25,000	16,329
144A,5.25%, 5/15/30	30,000	25,455
144A,4.75%, 2/15/31	20,000	16,262
144A,10.875%, 1/15/32	44,000	45,066
DaVita, Inc.,144A,6.875%, 9/1/32	20,000	20,331
LifePoint Health, Inc.
144A,5.375%, 1/15/29 (a)	10,000	8,935
144A,9.875%, 8/15/30	16,000	17,101
144A,11.00%, 10/15/30	22,000	24,237
144A,8.375%, 2/15/32	10,000	10,135
144A,10.00%, 6/1/32	16,000	15,654
MPH Acquisition Holdings LLC,144A,5.75%, 12/31/30	15,000	11,071
Prime Healthcare Services, Inc.,144A,9.375%, 9/1/29	30,000	28,433
Star Parent, Inc.,144A,9.00%, 10/1/30	21,000	22,007
US Acute Care Solutions LLC,144A,9.75%, 5/15/29	20,000	20,470

(Cost $387,635)		364,730

See Notes to Financial Statements.

DBX ETF Trust | 7

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Household Products/Wares — 0.2%
Central Garden & Pet Co.,144A,4.125%, 4/30/31	8,000	7,212
Kronos Acquisition Holdings, Inc.
144A,8.25%, 6/30/31	8,000	7,517
144A,10.75%, 6/30/32	10,000	8,592

(Cost $24,102)		23,321

Pharmaceuticals — 2.9%
AdaptHealth LLC
144A,4.625%, 8/1/29	10,000	9,293
144A,5.125%, 3/1/30	13,000	12,099
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26	13,000	12,946
144A,8.50%, 1/31/27	13,000	12,614
Bausch Health Cos., Inc.
144A,6.125%, 2/1/27	16,000	15,432
144A,5.75%, 8/15/27	10,000	9,522
144A,5.00%, 1/30/28	9,000	7,096
144A,4.875%, 6/1/28	31,000	26,921
144A,11.00%, 9/30/28	35,000	35,469
144A,5.00%, 2/15/29	9,000	6,309
144A,6.25%, 2/15/29	16,000	11,540
144A,5.25%, 1/30/30	16,000	10,345
144A,5.25%, 2/15/31	9,000	5,572
Cheplapharm Arzneimittel GmbH,144A,5.50%, 1/15/28	10,000	9,117
Endo Finance Holdings, Inc.,144A,8.50%, 4/15/31 (a)	17,000	18,241
Grifols SA,144A,4.75%, 10/15/28	15,000	14,193
HLF Financing Sarl LLC / Herbalife International, Inc,144A,12.25%, 4/15/29	15,000	16,221
HLF Financing Sarl LLC / Herbalife International, Inc.,144A,4.875%, 6/1/29	12,000	9,290
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,5.125%, 4/30/31	39,000	35,565
144A,7.875%, 5/15/34	10,000	10,273
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)	10,000	8,787
144A,6.625%, 4/1/30 (a)	11,000	10,146

(Cost $319,612)		306,991

Diversified — 0.3%

Holding Companies-Diversified — 0.3%
Benteler International AG,144A,10.50%, 5/15/28	10,000	10,609
Stena International SA
144A,7.25%, 1/15/31	13,000	13,224

	Principal Amount $	Value $
144A,7.625%, 2/15/31	8,000	8,286

(Cost $32,155)		32,119

Energy — 11.6%

Energy-Alternate Sources — 0.0%
Sunnova Energy Corp.,144A,11.75%, 10/1/28

(Cost $7,070)	8,000	4,568

Oil & Gas — 5.8%
Aethon United BR LP / Aethon United Finance Corp.,144A,7.50%, 10/1/29	21,000	21,662
Azule Energy Finance PLC,144A,8.125%, 1/23/30	23,000	23,357
Baytex Energy Corp.
144A,8.50%, 4/30/30	14,000	14,344
144A,7.375%, 3/15/32	12,000	11,740
California Resources Corp.,144A,8.25%, 6/15/29	19,000	19,561
Civitas Resources, Inc.
144A,8.625%, 11/1/30	19,000	20,008
144A,8.75%, 7/1/31	28,000	29,262
Comstock Resources, Inc.
144A,6.75%, 3/1/29	24,000	23,613
144A,6.75%, 3/1/29	8,000	7,866
144A,5.875%, 1/15/30	20,000	19,066
Crescent Energy Finance LLC
144A,7.625%, 4/1/32	24,000	24,025
144A,7.375%, 1/15/33	18,000	17,664
CVR Energy, Inc.
144A,5.75%, 2/15/28	9,000	8,546
144A,8.50%, 1/15/29	12,000	11,846
Encino Acquisition Partners Holdings LLC,144A,8.75%, 5/1/31	8,000	8,603
Hilcorp Energy I LP / Hilcorp Finance Co.
144A,6.00%, 4/15/30	7,000	6,753
144A,6.00%, 2/1/31	12,000	11,445
144A,6.25%, 4/15/32	10,000	9,569
144A,8.375%, 11/1/33	12,000	12,548
144A,6.875%, 5/15/34	10,000	9,691
144A,7.25%, 2/15/35	19,000	18,694
Ithaca Energy North Sea PLC,144A,8.125%, 10/15/29	14,000	14,480
Kosmos Energy Ltd.
144A,7.50%, 3/1/28	8,000	7,704
144A,8.75%, 10/1/31	10,000	9,632
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27	13,000	12,876
144A,REGS, 6.75%, 6/30/30	9,000	8,810

See Notes to Financial Statements.

8 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Medco Maple Tree Pte Ltd.,144A,8.96%, 4/27/29	10,000	10,569
Noble Finance II LLC,144A,8.00%, 4/15/30	27,000	27,304
Northern Oil & Gas, Inc.,144A,8.75%, 6/15/31	10,000	10,426
Parkland Corp.
144A,4.625%, 5/1/30	17,000	15,969
144A,6.625%, 8/15/32	11,000	11,103
PBF Holding Co. LLC / PBF
Finance Corp.,144A,7.875%, 9/15/30	10,000	9,590
Puma International Financing SA,144A,7.75%, 4/25/29	8,000	8,208
SM Energy Co.,144A,7.00%, 8/1/32	13,000	13,015
Sunoco LP,144A,7.25%, 5/1/32	15,000	15,663
Talos Production, Inc.
144A,9.00%, 2/1/29	11,000	11,385
144A,9.375%, 2/1/31	13,000	13,387
Transocean, Inc.
144A,8.00%, 2/1/27	11,000	11,003
144A,8.25%, 5/15/29	19,000	18,753
144A,8.50%, 5/15/31	17,000	16,798
Vermilion Energy, Inc.
144A,6.875%, 5/1/30	8,000	7,951
144A,7.25%, 2/15/33	8,000	7,786
Vital Energy, Inc.,144A,7.875%, 4/15/32	19,000	18,330

(Cost $613,591)		610,605

Oil & Gas Services — 0.8%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.25%, 4/1/28	17,000	17,065
144A,6.625%, 9/1/32	14,000	14,181
USA Compression Partners LP / USA Compression Finance Corp.,144A,7.125%, 3/15/29	18,000	18,511
Viridien,144A,8.75%, 4/1/27	8,000	8,170
Weatherford International Ltd.,144A,8.625%, 4/30/30	31,000	32,027

(Cost $88,715)		89,954

Pipelines — 5.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,144A,6.625%, 2/1/32	12,000	12,267
Blue Racer Midstream LLC / Blue Racer Finance Corp.
144A,7.00%, 7/15/29	10,000	10,344
144A,7.25%, 7/15/32	10,000	10,459
Buckeye Partners LP
144A,4.50%, 3/1/28	10,000	9,714
144A,6.875%, 7/1/29	12,000	12,316
144A,6.75%, 2/1/30	10,000	10,278

	Principal Amount $	Value $
CQP Holdco LP / BIP-V Chinook Holdco LLC
144A,5.50%, 6/15/31	27,000	26,182
144A,7.50%, 12/15/33	10,000	10,659
Delek Logistics Partners LP / Delek Logistics Finance Corp.,144A,8.625%, 3/15/29	22,000	23,079
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/27	6,000	6,118
7.75%, 2/1/28	14,000	14,170
8.25%, 1/15/29	12,000	12,384
8.875%, 4/15/30	8,000	8,314
7.875%, 5/15/32	14,000	14,096
8.00%, 5/15/33	12,000	12,129
Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	8,000	8,034
144A,8.25%, 1/15/32	10,000	10,425
Harvest Midstream I LP
144A,7.50%, 9/1/28	14,000	14,306
144A,7.50%, 5/15/32	10,000	10,489
Howard Midstream Energy Partners LLC,144A,7.375%, 7/15/32	12,000	12,512
ITT Holdings LLC,144A,6.50%, 8/1/29	25,000	23,838
New Fortress Energy, Inc.,144A,6.50%, 9/30/26 (a)	10,000	9,429
NFE Financing LLC,144A,12.00%, 11/15/29	53,000	52,416
NGL Energy Operating LLC / NGL Energy Finance Corp.
144A,8.125%, 2/15/29	15,000	15,286
144A,8.375%, 2/15/32	28,000	28,466
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,6.00%, 3/1/27	9,000	9,003
144A,5.50%, 1/15/28	15,000	14,733
144A,7.375%, 2/15/29	17,000	17,386
144A,6.00%, 12/31/30	15,000	14,567
144A,6.00%, 9/1/31	7,000	6,763
Venture Global LNG, Inc.
144A,8.375%, 6/1/31	40,000	41,709
144A,9.875%, 2/1/32	41,000	44,867

(Cost $523,084)		526,738

Financial — 12.9%

Banks — 0.4%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26	6,000	6,015
144A,6.625%, 1/15/27	11,000	10,993
144A,12.00%, 10/1/28	17,000	18,476

See Notes to Financial Statements.

DBX ETF Trust | 9

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
144A,12.25%, 10/1/30	10,000	11,207

(Cost $43,036)		46,691

Diversified Financial Services — 4.9%
AG Issuer LLC,144A,6.25%, 3/1/28	10,000	9,940
Aretec Group, Inc.
144A,7.50%, 4/1/29	8,000	8,016
144A,10.00%, 8/15/30	11,000	12,037
Bread Financial Holdings, Inc.,144A,9.75%, 3/15/29	19,000	20,447
Burford Capital Global Finance LLC,144A,9.25%, 7/1/31	13,000	14,005
Coinbase Global, Inc.
144A,3.375%, 10/1/28	21,000	19,272
144A,3.625%, 10/1/31	13,000	11,281
Credit Acceptance Corp.,144A,9.25%, 12/15/28	12,000	12,822
Encore Capital Group, Inc.
144A,9.25%, 4/1/29	10,000	10,657
144A,8.50%, 5/15/30	10,000	10,531
Enova International, Inc.
144A,11.25%, 12/15/28	8,000	8,698
144A,9.125%, 8/1/29	10,000	10,547
Focus Financial Partners LLC,144A,6.75%, 9/15/31	21,000	21,188
Freedom Mortgage Holdings LLC
144A,9.25%, 2/1/29	23,000	24,027
144A,9.125%, 5/15/31	15,000	15,604
144A,8.375%, 4/1/32	10,000	10,007
goeasy Ltd.
144A,9.25%, 12/1/28	10,000	10,667
144A,7.625%, 7/1/29	14,000	14,536
Jefferies Finance LLC / JFIN Co.- Issuer Corp.
144A,5.00%, 8/15/28	20,000	19,121
144A,6.625%, 10/15/31	10,000	9,993
LD Holdings Group LLC,144A,6.125%, 4/1/28 (a)	8,000	6,974
Midcap Financial Issuer Trust
144A,6.50%, 5/1/28	20,000	19,754
144A,5.625%, 1/15/30	8,000	7,535
Nationstar Mortgage Holdings, Inc.,144A,5.75%, 11/15/31	11,000	10,720
Navient Corp.
4.875%, 3/15/28	11,000	10,667
5.50%, 3/15/29	16,000	15,411
9.375%, 7/25/30	10,000	10,918
11.50%, 3/15/31	9,000	10,223
OneMain Finance Corp.
7.875%, 3/15/30	14,000	14,732
4.00%, 9/15/30	17,000	15,310
7.50%, 5/15/31	15,000	15,643

	Principal Amount $	Value $
7.125%, 11/15/31	14,000	14,412
PennyMac Financial Services, Inc.
144A,7.125%, 11/15/30	13,000	13,279
144A,5.75%, 9/15/31	11,000	10,566
144A,6.875%, 2/15/33	15,000	15,022
PHH Escrow Issuer LLC/PHH Corp.,144A,9.875%, 11/1/29	10,000	9,715
PRA Group, Inc.,144A,8.875%, 1/31/30	10,000	10,539
Synchrony Financial,7.25%, 2/2/33	16,000	16,990
UWM Holdings LLC,144A,6.625%, 2/1/30	16,000	16,146

(Cost $509,301)		517,952

Insurance — 2.6%
Acrisure LLC / Acrisure Finance, Inc.
144A,8.50%, 6/15/29	10,000	10,522
144A,6.00%, 8/1/29	10,000	9,755
144A,7.50%, 11/6/30	22,000	22,726
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
144A,6.75%, 10/15/27	26,000	25,948
144A,5.875%, 11/1/29	9,000	8,766
144A,7.375%, 10/1/32	14,000	14,307
Ardonagh Finco Ltd.,144A,7.75%, 2/15/31	21,000	21,649
Ardonagh Group Finance Ltd.,144A,8.875%, 2/15/32	30,000	31,188
FWD Group Holdings Ltd.,144A,8.40%, 4/5/29	17,000	18,130
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
144A,7.25%, 2/15/31	18,000	18,343
144A,8.125%, 2/15/32	10,000	10,257
Jones Deslauriers Insurance Management, Inc.,144A,10.50%, 12/15/30	10,000	10,830
Panther Escrow Issuer LLC,144A,7.125%, 6/1/31	59,000	60,758
USI, Inc.,144A,7.50%, 1/15/32	11,000	11,517

(Cost $269,884)		274,696

Investment Companies — 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.75%, 1/15/29	15,000	15,310
144A,10.00%, 11/15/29	9,000	9,158
9.00%, 6/15/30	15,000	14,749

(Cost $39,466)		39,217

See Notes to Financial Statements.

10 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Real Estate — 0.7%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30 (a)	12,200	11,277
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29	10,000	8,236
144A,5.25%, 4/15/30	9,000	7,141
Cushman & Wakefield US Borrower LLC,144A,8.875%, 9/1/31	7,000	7,533
Hunt Cos., Inc.,144A,5.25%, 4/15/29	13,000	12,560
Kennedy-Wilson, Inc.
4.75%, 3/1/29	12,000	11,250
4.75%, 2/1/30	12,000	10,987
5.00%, 3/1/31	12,000	10,878

(Cost $82,863)		79,862

Real Estate Investment Trusts — 2.9%
Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29	10,000	9,319
Brandywine Operating Partnership LP,8.875%, 4/12/29	8,000	8,582
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL,144A,4.50%, 4/1/27	10,000	9,643
Diversified Healthcare Trust
4.75%, 2/15/28	10,000	8,924
4.375%, 3/1/31	10,000	7,961
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	10,000	9,464
Hudson Pacific Properties LP
3.95%, 11/1/27	8,000	7,214
4.65%, 4/1/29 (a)	10,000	7,823
3.25%, 1/15/30	8,000	5,651
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27 (a)	29,000	26,120
4.625%, 8/1/29 (a)	16,000	12,430
3.50%, 3/15/31	25,000	17,163
Necessity Retail REIT Inc/The / American Finance Operating Partner LP,144A,4.50%, 9/30/28	11,000	10,477
RHP Hotel Properties LP / RHP Finance Corp.,144A,6.50%, 4/1/32	18,000	18,245
Rithm Capital Corp.,144A,8.00%, 4/1/29	16,000	16,255

	Principal Amount $	Value $
Service Properties Trust
4.75%, 10/1/26	9,000	8,791
4.95%, 2/15/27	8,000	7,817
5.50%, 12/15/27	9,000	8,773
3.95%, 1/15/28	5,000	4,480
8.375%, 6/15/29	13,000	13,156
4.95%, 10/1/29	9,000	7,552
4.375%, 2/15/30	8,000	6,474
144A,8.625%, 11/15/31	21,000	22,510
8.875%, 6/15/32	10,000	9,932
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,144A,6.00%, 1/15/30	14,000	12,604
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,4.75%, 4/15/28	10,000	9,607
144A,6.50%, 2/15/29	23,000	21,395

(Cost $311,308)		308,362

REITS — 0.5%
Blackstone Mortgage Trust, Inc.,144A,7.75%, 12/1/29	9,000	9,370
MPT Operating Partnership LP / MPT Finance Corp.,144A,8.50%, 2/15/32	29,000	29,780
Office Properties Income Trust,144A,9.00%, 9/30/29	12,000	10,170

(Cost $48,775)		49,320

Venture Capital — 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	16,000	15,974
5.25%, 5/15/27	27,000	26,269
4.375%, 2/1/29	12,000	10,331

(Cost $49,466)		52,574

Industrial — 6.1%
Building Materials — 1.6%
Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28	15,000	14,235
Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29	9,000	8,582
Emerald Debt Merger Sub LLC,144A,6.625%, 12/15/30	53,000	53,685
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.,144A,6.75%, 7/15/31	9,000	9,203
MIWD Holdco II LLC / MIWD Finance Corp.,144A,5.50%, 2/1/30	8,000	7,687
Quikrete Holdings, Inc.,144A,6.75%, 3/1/33	28,000	28,444
Smyrna Ready Mix Concrete LLC 144A,6.00%, 11/1/28	19,000	18,855

See Notes to Financial Statements.

DBX ETF Trust | 11

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
144A,8.875%, 11/15/31	23,000	24,717

(Cost $165,588)		165,408

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28	12,000	11,579
144A,4.375%, 3/31/29	16,000	14,997

(Cost $26,943)		26,576

Engineering & Construction — 0.8%
Aeropuertos Dominicanos Siglo XXI SA,144A,7.00%, 6/30/34	10,000	10,173
Brand Industrial Services, Inc.,144A,10.375%, 8/1/30	27,000	27,532
HTA Group Ltd./ Mauritius,144A,7.50%, 6/4/29	14,000	14,232
IHS Holding Ltd.
144A,6.25%, 11/29/28	9,000	8,729
144A,7.875%, 5/29/30	11,000	10,989
144A,8.25%, 11/29/31	13,000	13,014

(Cost $83,738)		84,669

Environmental Control — 0.4%
Madison IAQ LLC,144A,5.875%, 6/30/29	21,000	20,269
Reworld Holding Corp.,5.00%, 9/1/30	8,000	7,485
Wrangler Holdco Corp.,144A,6.625%, 4/1/32	10,000	10,247

(Cost $37,413)		38,001

Machinery-Construction & Mining — 0.1%
Terex Corp.,144A,6.25%, 10/15/32

(Cost $15,945)	16,000	15,911

Machinery-Diversified — 0.8%
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC,144A,9.00%, 2/15/29	21,000	22,132
Maxim Crane Works Holdings Capital LLC,144A,11.50%, 9/1/28	10,000	10,539
SPX FLOW, Inc.,144A,8.75%, 4/1/30	10,000	10,426
TK Elevator Holdco GmbH,144A,7.625%, 7/15/28	8,000	8,062
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	32,000	31,704

(Cost $81,159)		82,863

	Principal Amount $	Value $
Miscellaneous Manufacturing — 0.1%
Trinity Industries, Inc.,144A,7.75%, 7/15/28

(Cost $12,225)	12,000	12,539

Packaging & Containers — 1.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	12,000	11,951
144A,3.25%, 9/1/28	12,000	10,983
144A,4.00%, 9/1/29 (a)	20,000	17,482
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,4.125%, 8/15/26 (a)	22,000	19,999
144A,5.25%, 8/15/27 (a)	19,000	9,720
144A,5.25%, 8/15/27 (a)	16,000	8,186
Clydesdale Acquisition Holdings, Inc.,144A,6.875%, 1/15/30 LABL, Inc.	10,000	10,200
144A,5.875%, 11/1/28	10,000	8,860
144A,8.25%, 11/1/29 (a)	9,000	7,678
144A,8.625%, 10/1/31	19,000	17,188
OI European Group BV,144A,4.75%, 2/15/30	5,000	4,604
Owens-Brockway Glass Container, Inc.
144A,6.625%, 5/13/27	13,000	12,998
144A,7.25%, 5/15/31 (a)	14,000	13,782
Sealed Air Corp.,144A,6.50%, 7/15/32	8,000	8,205

(Cost $184,936)		161,836

Transportation — 0.5%
Brightline East LLC,144A,11.00%, 1/31/30	22,000	20,142
Seaspan Corp.,144A,5.50%, 8/1/29	15,000	13,823
XPO, Inc.
144A,7.125%, 6/1/31	6,000	6,219
144A,7.125%, 2/1/32	12,000	12,473

(Cost $51,616)		52,657

Technology — 4.1%

Computers — 1.0%
Amentum Holdings, Inc.,144A,7.25%, 8/1/32	20,000	20,429
CA Magnum Holdings,144A,5.375%, 10/31/26	20,000	19,804
McAfee Corp.,144A,7.375%, 2/15/30	40,000	39,011
NCR Atleos Corp.,144A,9.50%, 4/1/29	27,000	29,494

(Cost $106,105)		108,738

See Notes to Financial Statements.

12 | DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Office/Business Equipment — 0.2%
Xerox Holdings Corp.
144A,5.50%, 8/15/28	14,000	11,353
144A,8.875%, 11/30/29	10,000	8,262

(Cost $23,329)		19,615

Semiconductors — 0.1%
ams-OSRAM AG,144A,12.25%, 3/30/29

(Cost $8,750)	8,000	8,460

Software — 2.8%
AthenaHealth Group, Inc.,144A,6.50%, 2/15/30	46,000	44,670
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29	15,000	14,189
Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	15,000	13,929
Clarivate Science Holdings Corp.,144A,4.875%, 7/1/29	19,000	17,455
Cloud Software Group, Inc.
144A,6.50%, 3/31/29	76,000	74,816
144A,9.00%, 9/30/29	76,000	77,735
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL,144A,8.75%, 5/1/29	14,000	14,132
RingCentral, Inc.,144A,8.50%, 8/15/30	8,000	8,447
Rocket Software, Inc.
144A,9.00%, 11/28/28	16,000	16,585
144A,6.50%, 2/15/29	12,000	11,560
West Technology Group LLC,144A,8.50%, 4/10/27	9,000	7,187

(Cost $285,500)		300,705

Utilities — 2.4%
Electric — 2.1%
Alpha Generation LLC,144A,6.75%, 10/15/32	20,000	20,297
Continuum Energy Aura Pte Ltd.,144A,9.50%, 2/24/27	9,000	9,396
ContourGlobal Power Holdings SA,144A,6.75%, 2/28/30	7,000	7,045
Lightning Power LLC,144A,7.25%, 8/15/32	29,000	30,159
NRG Energy, Inc.
144A,3.625%, 2/15/31	20,000	17,865
144A,6.00%, 2/1/33	18,000	17,808
144A,6.25%, 11/1/34	19,000	19,078
Pike Corp.
144A,5.50%, 9/1/28	14,000	13,709

	Principal Amount $	Value $
144A,8.625%, 1/31/31	8,000	8,607
Saavi Energia Sarl,144A,8.875%, 2/10/35	22,000	22,169
Talen Energy Supply LLC,144A,8.625%, 6/1/30	21,000	22,469
XPLR Infrastructure Operating Partners LP
144A,3.875%, 10/15/26	9,000	8,647
144A,4.50%, 9/15/27	12,000	11,474
144A,7.25%, 1/15/29 (a)	15,000	14,912

(Cost $224,935)		223,635

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 8/20/26	14,000	13,987
5.75%, 5/20/27	8,000	7,726
144A,9.375%, 6/1/28	10,000	10,119

(Cost $31,761)		31,832

TOTAL CORPORATE BONDS

(Cost $10,527,081)		10,341,136

	Number of Shares
SECURITIES LENDING COLLATERAL — 5.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)

(Cost $529,153)	529,153	529,153

CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series “Institutional Shares”, 4.30% (b)

(Cost $107,923)	107,923	107,923

TOTAL INVESTMENTS — 103.6%

(Cost $11,164,157)		10,978,212
Other assets and liabilities, net — (3.6%)		(377,169)

NET ASSETS — 100.0%		10,601,043

See Notes to Financial Statements.

DBX ETF Trust | 13

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
SECURITIES LENDING COLLATERAL — 5.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)
1,027,697	—	(498,544	) (d)	—	—	6,173	—	529,153	529,153
CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series “Institutional Shares”, 4.30% (b)
127,410	753,554	(773,041)		—	—	2,224	—	107,923	107,923
1,155,107	753,554	(1,271,585)		—	—	8,397	—	637,076	637,076

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $516,983, which is 4.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$10,341,136	$—	$10,341,136
Short-Term Investments (a)	637,076	—	—	637,076

TOTAL	$637,076	$10,341,136	$—	$10,978,212

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

14 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

CORPORATE BONDS — 98.1%
Basic Materials — 4.7%
Chemicals — 2.9%
Ashland, Inc.,144A,3.375%, 9/1/31	186,000	162,040
Avient Corp.
144A,7.125%, 8/1/30	300,000	309,368
144A,6.25%, 11/1/31	239,000	239,825
Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	207,000	215,844
Axalta Coating Systems LLC,144A,3.375%, 2/15/29	249,000	230,112
Celanese US Holdings LLC
6.415%, 7/15/27	760,000	779,150
6.60%, 11/15/28	390,000	404,945
6.58%, 7/15/29	293,000	304,720
6.80%, 11/15/30	390,000	411,613
6.629%, 7/15/32	390,000	407,018
Methanex Corp.
5.125%, 10/15/27	259,000	255,167
5.25%, 12/15/29	269,000	262,803
NOVA Chemicals Corp.,144A,8.50%, 11/15/28	156,000	165,663
Olin Corp.
5.125%, 9/15/27	137,000	136,939
5.625%, 8/1/29	277,000	272,431
5.00%, 2/1/30	213,000	202,916
SCIH Salt Holdings, Inc.,144A,4.875%, 5/1/28	455,000	438,905
WR Grace Holdings LLC,144A,4.875%, 6/15/27	307,000	299,644

(Cost $5,561,937)		5,499,103

Iron/Steel — 0.3%
ATI, Inc.,7.25%, 8/15/30	160,000	166,497
Cleveland-Cliffs, Inc.,5.875%, 6/1/27	194,000	193,845
United States Steel Corp.,6.875%, 3/1/29	196,000	198,667

(Cost $560,817)		559,009

Mining — 1.5%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27	310,000	308,027
144A,6.125%, 5/15/28	207,000	207,928
144A,4.125%, 3/31/29	207,000	194,909
144A,7.125%, 3/15/31	270,000	281,375
FMG Resources August 2006 Pty Ltd.
144A,4.50%, 9/15/27	248,000	242,169
144A,5.875%, 4/15/30	290,000	288,986
144A,4.375%, 4/1/31	580,000	532,520
144A,6.125%, 4/15/32	301,000	301,489

	Principal Amount $	Value $
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26	238,000	235,586
144A,6.125%, 4/1/29	212,000	211,907
Nexa Resources SA,144A,6.50%, 1/18/28	166,000	170,660

(Cost $3,009,673)		2,975,556

Communications — 6.0%

Advertising — 0.5%
Lamar Media Corp.
3.75%, 2/15/28	216,000	206,903
4.00%, 2/15/30	227,000	211,234
3.625%, 1/15/31	207,000	186,335
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	268,000	262,830
144A,7.375%, 2/15/31	186,000	195,528

(Cost $1,112,725)		1,062,830

Internet — 1.7%
Arches Buyer, Inc.,144A,4.25%, 6/1/28	371,000	348,277
Cogent Communications Group LLC
144A,3.50%, 5/1/26	207,000	202,358
144A,7.00%, 6/15/27	186,000	187,701
Gen Digital, Inc.
144A,6.75%, 9/30/27	312,000	317,877
144A,7.125%, 9/30/30 (a)	248,000	255,947
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	248,000	246,221
144A,3.50%, 3/1/29	321,000	297,794
Match Group Holdings II LLC
144A,5.00%, 12/15/27	186,000	183,174
144A,4.625%, 6/1/28	187,000	181,281
144A,4.125%, 8/1/30	195,000	176,561
144A,3.625%, 10/1/31	195,000	168,737
MercadoLibre, Inc.,3.125%, 1/14/31	202,000	177,724
Snap, Inc.,144A,6.875%, 3/1/33	590,000	597,754

(Cost $3,416,296)		3,341,406

Media — 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp.,144A,5.50%, 5/1/26	310,000	309,803
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,144A,5.875%, 8/15/27	1,293,000	1,273,525
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	413,000	399,878
144A,5.00%, 8/1/27	570,000	562,599
144A,4.00%, 7/15/28	777,000	730,426

See Notes to Financial Statements.

DBX ETF Trust | 15

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
TEGNA, Inc.,144A,4.75%, 3/15/26	227,000	225,616

(Cost $3,595,716)		3,501,847

Telecommunications — 2.0%
Fibercop SpA
144A,6.375%, 11/15/33	195,000	192,075
144A,6.00%, 9/30/34	195,000	184,700
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	425,000	425,097
144A,5.00%, 5/1/28	591,000	585,868
144A,6.75%, 5/1/29	413,000	418,631
5.875%, 11/1/29	291,000	291,332
144A,6.00%, 1/15/30	390,000	391,748
144A,8.75%, 5/15/30	436,000	461,273
144A,8.625%, 3/15/31	310,000	331,490
Iliad Holding SASU,144A,7.00%, 10/15/28	353,000	359,526
Millicom International Cellular SA,144A,5.125%, 1/15/28	149,400	144,831

(Cost $3,804,636)		3,786,571

Consumer, Cyclical — 21.1%
Airlines — 1.0%
Air Canada,144A,3.875%, 8/15/26 United Airlines, Inc.	496,000	485,875
144A,4.375%, 4/15/26	777,000	767,686
144A,4.625%, 4/15/29	738,000	712,014

(Cost $1,990,558)		1,965,575

Apparel — 0.2%
Levi Strauss & Co.,144A,3.50%, 3/1/31	207,000	184,774
VF Corp.,2.80%, 4/23/27	207,000	195,414

(Cost $382,847)		380,188

Auto Manufacturers — 1.7%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	165,000	162,041
144A,5.875%, 6/1/29	207,000	206,929
144A,3.75%, 1/30/31	373,000	335,548
Nissan Motor Acceptance Co. LLC
144A,5.30%, 9/13/27	156,000	156,499
144A,2.75%, 3/9/28	234,000	217,582
144A,7.05%, 9/15/28	273,000	287,364
Nissan Motor Co. Ltd.
144A,4.345%, 9/17/27	970,000	954,327
144A,4.81%, 9/17/30	976,000	939,767

(Cost $3,289,045)		3,260,057

Auto Parts & Equipment — 1.3%

Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	328,000	328,000

	Principal Amount $	Value $
144A,7.00%, 4/15/28	207,000	211,373
Clarios Global LP / Clarios US Finance Co.
144A,8.50%, 5/15/27	607,000	610,460
144A,6.75%, 5/15/28	290,000	296,266
Dana, Inc.
5.375%, 11/15/27	165,000	165,281
5.625%, 6/15/28	148,000	147,585
4.25%, 9/1/30	165,000	156,032
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	372,000	370,705
4.875%, 3/15/27	259,000	254,531

(Cost $2,534,160)		2,540,233

Distribution/Wholesale — 0.8%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	269,000	257,019
144A,3.875%, 11/15/29	165,000	152,213
H&E Equipment Services, Inc.,144A,3.875%, 12/15/28	517,000	517,381
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28	227,000	233,090
144A,7.75%, 3/15/31	291,000	306,597

(Cost $1,450,123)		1,466,300

Entertainment — 3.2%
Caesars Entertainment, Inc.
144A,7.00%, 2/15/30	781,000	804,993
144A,6.50%, 2/15/32	586,000	594,749
Churchill Downs, Inc.
144A,5.50%, 4/1/27	248,000	247,038
144A,4.75%, 1/15/28	289,000	282,536
144A,5.75%, 4/1/30	461,000	455,892
144A,6.75%, 5/1/31	223,000	227,648
International Game Technology PLC
144A,4.125%, 4/15/26	250,000	248,041
144A,6.25%, 1/15/27	310,000	313,998
144A,5.25%, 1/15/29	280,000	275,865
Light & Wonder International, Inc.,144A,7.00%, 5/15/28	289,000	289,909
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27	496,000	504,355
144A,4.75%, 10/15/27	343,000	335,345
144A,3.75%, 1/15/28	207,000	198,483
Mohegan Tribal Gaming
Authority,144A,13.25%, 12/15/27	158,000	179,044
Six Flags Entertainment Corp.,144A,5.50%, 4/15/27	207,000	206,409
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.,5.375%, 4/15/27	207,000	205,375

See Notes to Financial Statements.

16 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Vail Resorts, Inc.,144A,6.50%, 5/15/32	218,000	222,785
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29	290,000	282,551
144A,6.25%, 3/15/33	306,000	305,508

(Cost $6,222,542)		6,180,524

Food Service — 0.2%
Aramark Services, Inc.,144A,5.00%, 2/1/28
(Cost $469,434)	475,000	467,353

Home Builders — 0.8%
Ashton Woods USA LLC / Ashton Woods Finance Co.,144A,4.625%, 4/1/30	165,000	153,219
Century Communities, Inc.
6.75%, 6/1/27	205,000	205,046
144A,3.875%, 8/15/29	207,000	188,963
Mattamy Group Corp.
144A,5.25%, 12/15/27	177,000	174,490
144A,4.625%, 3/1/30	228,000	212,976
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	207,000	209,438
144A,5.75%, 1/15/28	186,000	186,201
144A,5.125%, 8/1/30	182,000	176,978

(Cost $1,517,753)		1,507,311

Home Furnishings — 0.3%
Somnigroup International, Inc.
144A,4.00%, 4/15/29	312,000	291,159
144A,3.875%, 10/15/31	306,000	271,034

(Cost $560,172)		562,193

Housewares — 0.4%
Newell Brands, Inc.
5.70%, 4/1/26	510,000	509,937
6.375%, 9/15/27 (a)	177,000	179,519
Scotts Miracle-Gro Co.,4.50%, 10/15/29 (a)	170,000	160,714

(Cost $852,834)		850,170

Leisure Time — 4.0%
Carnival Corp.
144A,7.625%, 3/1/26	488,000	489,132
144A,5.75%, 3/1/27	1,045,000	1,048,324
144A,6.00%, 5/1/29	827,000	829,721
144A,6.125%, 2/15/33	750,000	755,777
Life Time, Inc.,144A,6.00%, 11/15/31	207,000	207,894
NCL Corp. Ltd.
144A,5.875%, 2/15/27	413,000	414,292
144A,8.125%, 1/15/29	306,000	324,792

	Principal Amount $	Value $
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26	269,000	265,783
144A,5.50%, 8/31/26	413,000	416,386
144A,5.375%, 7/15/27	343,000	343,819
3.70%, 3/15/28	207,000	198,305
144A,5.50%, 4/1/28	620,000	623,313
144A,5.625%, 9/30/31	590,000	587,112
144A,6.25%, 3/15/32	467,000	476,721
144A,6.00%, 2/1/33	777,000	786,239

(Cost $7,767,993)		7,767,610

Lodging — 2.8%
Boyd Gaming Corp.
4.75%, 12/1/27	373,000	368,061
144A,4.75%, 6/15/31	352,000	331,871
Hilton Domestic Operating Co., Inc.
144A,5.75%, 5/1/28	157,000	157,150
144A,5.875%, 4/1/29	227,000	229,003
144A,3.75%, 5/1/29	331,000	310,595
4.875%, 1/15/30	413,000	403,103
144A,4.00%, 5/1/31	415,000	380,981
144A,3.625%, 2/15/32	585,000	518,642
144A,6.125%, 4/1/32	186,000	188,960
144A,5.875%, 3/15/33	373,000	374,093
MGM Resorts International
4.625%, 9/1/26	165,000	163,915
5.50%, 4/15/27	239,000	238,907
4.75%, 10/15/28	310,000	301,341
6.125%, 9/15/29	331,000	333,139
Station Casinos LLC,144A,4.50%, 2/15/28	286,000	276,498
Travel + Leisure Co.
144A,6.625%, 7/31/26	269,000	272,859
6.00%, 4/1/27	165,000	166,637
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27	372,000	369,254

(Cost $5,503,784)		5,385,009

Retail — 4.4%
1011778 BC ULC / New Red Finance, Inc.
144A,3.875%, 1/15/28	591,000	567,115
144A,4.375%, 1/15/28	310,000	300,032
144A,3.50%, 2/15/29	310,000	289,408
144A,6.125%, 6/15/29	456,000	464,035
144A,5.625%, 9/15/29	207,000	207,355
144A,4.00%, 10/15/30	1,119,000	1,021,298
Asbury Automotive Group, Inc.
4.50%, 3/1/28	167,000	162,220
144A,4.625%, 11/15/29	291,000	277,572
4.75%, 3/1/30	184,000	175,032

See Notes to Financial Statements.

DBX ETF Trust | 17

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Bath & Body Works, Inc.,5.25%, 2/1/28	184,000	183,331
Beacon Roofing Supply, Inc.,144A,6.50%, 8/1/30	248,000	255,277
Ferrellgas LP / Ferrellgas Finance Corp.,144A,5.375%, 4/1/26	269,000	268,210
FirstCash, Inc.
144A,4.625%, 9/1/28	207,000	200,232
144A,5.625%, 1/1/30	227,000	222,922
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28	280,000	266,913
144A,6.375%, 1/15/30	207,000	211,225
LCM Investments Holdings II LLC,144A,4.875%, 5/1/29	383,000	365,306
Lithia Motors, Inc.
144A,4.625%, 12/15/27	145,000	141,476
144A,3.875%, 6/1/29	301,000	279,115
144A,4.375%, 1/15/31	227,000	209,646
Murphy Oil USA, Inc.
4.75%, 9/15/29	207,000	199,544
144A,3.75%, 2/15/31	187,000	167,425
Penske Automotive Group, Inc.,3.75%, 6/15/29	207,000	192,879
Walgreens Boots Alliance, Inc.,3.45%, 6/1/26	548,000	536,068
Yum! Brands, Inc.
144A,4.75%, 1/15/30	331,000	320,864
3.625%, 3/15/31	404,000	366,451
4.625%, 1/31/32	425,000	400,095
5.375%, 4/1/32	383,000	377,470

(Cost $8,834,930)		8,628,516

Consumer, Non-cyclical — 20.4%

Agriculture — 0.3%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	177,000	176,327
144A,6.00%, 6/15/30	390,000	391,345

(Cost $571,913)		567,672

Beverages — 0.1%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.,144A,4.375%, 4/30/29

(Cost $279,357)	291,000	278,777

Commercial Services — 6.2%
ADT Security Corp.,144A,4.125%, 8/1/29	373,000	352,604
Albion Financing 1 SARL / Aggreko Holdings, Inc.,144A,6.125%, 10/15/26	234,000	234,645
Albion Financing 2 SARL,144A,8.75%, 4/15/27	134,000	136,878

	Principal Amount $	Value $
Allied Universal Holdco LLC / Allied Universal Finance Corp.,144A,9.75%, 7/15/27	350,000	352,538
Belron UK Finance PLC,144A,5.75%, 10/15/29	431,000	430,703
Block, Inc.
2.75%, 6/1/26	413,000	400,852
3.50%, 6/1/31	383,000	340,321
144A,6.50%, 5/15/32	777,000	793,787
Boost Newco Borrower LLC,144A,7.50%, 1/15/31	839,000	878,193
Brink’s Co.
144A,4.625%, 10/15/27	248,000	243,715
144A,6.50%, 6/15/29	165,000	169,120
EquipmentShare.com, Inc.,144A,9.00%, 5/15/28	406,000	427,831
Garda World Security Corp.
144A,4.625%, 2/15/27	236,000	231,053
144A,7.75%, 2/15/28	165,000	170,262
Herc Holdings, Inc.
144A,5.50%, 7/15/27	496,000	493,207
144A,6.625%, 6/15/29	306,000	310,573
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.75%, 4/15/26	558,000	560,894
144A,3.375%, 8/31/27	390,000	370,953
Service Corp. International
4.625%, 12/15/27	197,000	193,420
5.125%, 6/1/29	310,000	305,480
3.375%, 8/15/30	316,000	284,733
4.00%, 5/15/31	301,000	273,930
5.75%, 10/15/32	331,000	328,793
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,144A,6.75%, 8/15/32	425,000	433,377
United Rentals North America, Inc.
5.50%, 5/15/27	107,000	107,180
3.875%, 11/15/27	310,000	300,890
4.875%, 1/15/28	690,000	681,107
5.25%, 1/15/30	310,000	306,827
4.00%, 7/15/30	310,000	288,813
3.875%, 2/15/31	415,000	379,711
3.75%, 1/15/32	290,000	259,612
144A,6.125%, 3/15/34	415,000	420,205
Williams Scotsman, Inc.
144A,4.625%, 8/15/28	207,000	201,358
144A,6.625%, 6/15/29	177,000	180,441
144A,7.375%, 10/1/31	207,000	215,769

(Cost $12,357,535)		12,059,775

See Notes to Financial Statements.

18 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Cosmetics/Personal Care — 0.6%
Edgewell Personal Care Co.,144A,5.50%, 6/1/28	310,000	306,424
Perrigo Finance Unlimited Co.
4.90%, 6/15/30	290,000	276,996
6.125%, 9/30/32	276,000	276,197
Prestige Brands, Inc.
144A,5.125%, 1/15/28	135,000	133,535
144A,3.75%, 4/1/31	234,000	211,032

(Cost $1,244,869)		1,204,184

Food — 3.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	310,000	304,386
144A,7.50%, 3/15/26	248,000	248,601
144A,4.625%, 1/15/27	558,000	550,122
144A,5.875%, 2/15/28	246,000	246,174
144A,6.50%, 2/15/28	310,000	316,114
144A,3.50%, 3/15/29	528,000	488,683
144A,4.875%, 2/15/30	383,000	370,047
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	207,000	202,999
144A,4.125%, 1/31/30	351,000	327,672
144A,4.375%, 1/31/32	289,000	265,629
Performance Food Group, Inc.
144A,5.50%, 10/15/27	414,000	412,495
144A,4.25%, 8/1/29	390,000	368,072
144A,6.125%, 9/15/32	390,000	392,457
Pilgrim’s Pride Corp.
3.50%, 3/1/32	338,000	299,353
6.25%, 7/1/33	374,000	390,620
6.875%, 5/15/34	207,000	225,132
Post Holdings, Inc.,144A,6.25%, 2/15/32	393,000	396,495
US Foods, Inc.
144A,6.875%, 9/15/28	207,000	214,805
144A,4.75%, 2/15/29	332,000	321,558
144A,4.625%, 6/1/30	207,000	197,715
144A,7.25%, 1/15/32	207,000	216,582
144A,5.75%, 4/15/33	187,000	184,356

(Cost $7,030,886)		6,940,067

Healthcare-Products — 2.6%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	591,000	572,473
144A,3.875%, 11/1/29	311,000	288,488
Hologic, Inc.
144A,4.625%, 2/1/28	165,000	161,783
144A,3.25%, 2/15/29	393,000	363,423
Medline Borrower LP
144A,3.875%, 4/1/29	1,770,000	1,660,494

	Principal Amount $	Value $
144A,5.25%, 10/1/29	976,000	946,900
Medline Borrower LP/Medline Co.-Issuer, Inc.,144A,6.25%, 4/1/29	570,000	579,236
Teleflex, Inc.
4.625%, 11/15/27	207,000	203,193
144A,4.25%, 6/1/28	207,000	198,614

(Cost $4,592,988)		4,974,604

Healthcare-Services — 5.2%
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	207,000	199,093
144A,3.75%, 3/15/29	207,000	193,579
144A,4.00%, 3/15/31	177,000	160,354
Concentra Escrow Issuer Corp.,144A,6.875%, 7/15/32	269,000	279,342
DaVita, Inc.
144A,4.625%, 6/1/30	1,074,000	996,833
144A,3.75%, 2/15/31	580,000	509,232
Encompass Health Corp.
4.50%, 2/1/28	291,000	284,432
4.75%, 2/1/30	301,000	291,879
4.625%, 4/1/31	165,000	155,442
IQVIA, Inc.
144A,5.00%, 10/15/26	334,000	332,299
144A,5.00%, 5/15/27	455,000	450,972
144A,6.50%, 5/15/30	207,000	212,327
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	331,000	317,253
144A,3.875%, 11/15/30	269,000	242,424
144A,3.875%, 5/15/32	280,000	246,258
144A,6.25%, 1/15/33	280,000	276,895
Select Medical Corp.,144A,6.25%, 12/1/32	227,000	226,032
Tenet Healthcare Corp.
6.25%, 2/1/27	520,000	519,787
5.125%, 11/1/27	620,000	613,215
4.625%, 6/15/28	248,000	239,840
6.125%, 10/1/28	1,033,000	1,033,025
4.25%, 6/1/29	529,000	499,676
4.375%, 1/15/30	559,000	526,223
6.125%, 6/15/30	777,000	779,546
6.75%, 5/15/31	508,000	518,666

(Cost $10,337,010)		10,104,624

Household Products/Wares — 0.1%
Central Garden & Pet Co.,4.125%, 10/15/30

(Cost $191,821)	207,000	189,233

See Notes to Financial Statements.

DBX ETF Trust | 19

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Pharmaceuticals — 1.7%
Jazz Securities DAC,144A,4.375%, 1/15/29	600,000	575,840
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28	818,000	778,627
144A,6.75%, 5/15/34	192,000	194,931
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	1,306,000	1,264,355
6.75%, 3/1/28	488,000	504,115

(Cost $3,348,215)		3,317,868

Energy — 10.4%

Oil & Gas — 4.7%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,8.25%, 12/31/28	172,000	176,243
144A,5.875%, 6/30/29	165,000	163,108
Civitas Resources, Inc.
144A,5.00%, 10/15/26	165,000	163,864
144A,8.375%, 7/1/28	508,000	529,310
CNX Resources Corp.
144A,6.00%, 1/15/29	187,000	185,709
144A,7.375%, 1/15/31	207,000	212,838
144A,7.25%, 3/1/32	228,000	233,684
Crescent Energy Finance
LLC,144A,9.25%, 2/15/28	413,000	433,144
Encino Acquisition Partners Holdings LLC,144A,8.50%,
5/1/28	273,000	279,920
Energean PLC,144A,6.50%, 4/30/27	186,000	185,847
Hilcorp Energy I LP / Hilcorp Finance Co.
144A,6.25%, 11/1/28	248,000	247,831
144A,5.75%, 2/1/29	228,000	223,251
Matador Resources Co.
144A,6.875%, 4/15/28	207,000	211,594
144A,6.50%, 4/15/32	357,000	357,232
144A,6.25%, 4/15/33	280,000	275,815
Murphy Oil Corp.,6.00%, 10/1/32	223,000	216,435
Northern Oil & Gas, Inc.,144A,8.125%, 3/1/28	291,000	295,510
Parkland Corp.
144A,5.875%, 7/15/27	195,000	195,163
144A,4.50%, 10/1/29	312,000	295,739
PBF Holding Co. LLC / PBF Finance Corp.,6.00%, 2/15/28	323,000	312,355
Permian Resources Operating LLC
144A,5.875%, 7/1/29	289,000	288,075
144A,7.00%, 1/15/32	390,000	400,928
144A,6.25%, 2/1/33	390,000	392,203

	Principal Amount $	Value $
Range Resources Corp.
8.25%, 1/15/29	248,000	255,538
144A,4.75%, 2/15/30	207,000	197,742
SM Energy Co.
6.75%, 9/15/26	123,000	123,146
6.625%, 1/15/27	172,000	172,028
6.50%, 7/15/28	165,000	165,496
144A,6.75%, 8/1/29	293,000	293,682
Sunoco LP,144A,7.00%, 5/1/29	310,000	321,439
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	248,000	248,842
144A,7.00%, 9/15/28	207,000	213,799
4.50%, 5/15/29	291,000	278,680
4.50%, 4/30/30	305,000	288,636
TGNR Intermediate Holdings LLC,144A,5.50%, 10/15/29	264,000	251,694

(Cost $9,072,002)		9,086,520

Oil & Gas Services — 0.2%
USA Compression Partners LP / USA Compression Finance Corp.,6.875%, 9/1/27

(Cost $294,952)	293,000	294,743

Pipelines — 5.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	219,000	218,974
144A,5.75%, 1/15/28	269,000	269,327
144A,5.375%, 6/15/29	280,000	275,817
Buckeye Partners LP
3.95%, 12/1/26	248,000	241,354
4.125%, 12/1/27	165,000	159,590
DT Midstream, Inc.
144A,4.125%, 6/15/29	455,000	431,710
144A,4.375%, 6/15/31	373,000	346,703
EQM Midstream Partners LP
144A,7.50%, 6/1/27	157,000	161,022
144A,6.50%, 7/1/27	372,000	381,813
144A,4.50%, 1/15/29	307,000	299,258
144A,6.375%, 4/1/29	248,000	254,518
144A,7.50%, 6/1/30	187,000	203,530
144A,4.75%, 1/15/31	415,000	400,917
Hess Midstream Operations LP
144A,5.625%, 2/15/26	329,000	329,159
144A,5.875%, 3/1/28	250,000	251,970
144A,5.125%, 6/15/28	227,000	224,333
144A,6.50%, 6/1/29	248,000	253,445
144A,4.25%, 2/15/30	310,000	292,681
144A,5.50%, 10/15/30	165,000	163,060

See Notes to Financial Statements.

20 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Howard Midstream Energy Partners LLC,144A,8.875%, 7/15/28	171,000	180,566
NuStar Logistics LP
6.00%, 6/1/26	207,000	208,306
5.625%, 4/28/27	227,000	228,225
6.375%, 10/1/30	228,000	233,030
Rockies Express Pipeline LLC,144A,4.95%, 7/15/29	227,000	218,826
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	517,000	482,371
144A,6.25%, 1/15/30	413,000	422,849
144A,4.125%, 8/15/31	477,000	434,988
144A,3.875%, 11/1/33	487,000	423,694
Venture Global LNG, Inc.
144A,8.125%, 6/1/28	840,000	875,538
144A,9.50%, 2/1/29	1,160,000	1,281,715
144A,7.00%, 1/15/30	580,000	588,356

(Cost $10,977,812)		10,737,645

Financial — 13.2%

Diversified Financial Services — 4.7%
AG TTMT Escrow Issuer LLC,144A,8.625%, 9/30/27	195,000	201,825
Ally Financial, Inc.,6.70%, 2/14/33	197,000	203,645
goeasy Ltd.,144A,6.875%, 5/15/30	165,000	167,778
Jane Street Group / JSG Finance, Inc.
144A,4.50%, 11/15/29	244,000	231,064
144A,7.125%, 4/30/31	573,000	594,868
144A,6.125%, 11/1/32	615,000	617,823
Nationstar Mortgage Holdings, Inc.
144A,6.00%, 1/15/27	188,000	187,795
144A,5.50%, 8/15/28	351,000	344,260
144A,6.50%, 8/1/29	310,000	312,274
144A,5.125%, 12/15/30	249,000	235,306
144A,7.125%, 2/1/32	373,000	384,557
Navient Corp.
6.75%, 6/15/26	207,000	209,709
5.00%, 3/15/27	289,000	284,679
OneMain Finance Corp.
7.125%, 3/15/26	488,000	497,980
3.50%, 1/15/27	310,000	299,303
6.625%, 1/15/28	310,000	315,782
3.875%, 9/15/28	248,000	232,682
9.00%, 1/15/29	263,000	277,908
6.625%, 5/15/29	342,000	349,026
5.375%, 11/15/29	276,000	269,892
Osaic Holdings, Inc.,144A,10.75%, 8/1/27	129,000	133,527

	Principal Amount $	Value $
PennyMac Financial Services, Inc.
144A,4.25%, 2/15/29	269,000	253,009
144A,7.875%, 12/15/29	275,000	288,148
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26	475,000	455,974
144A,3.625%, 3/1/29	290,000	269,735
144A,3.875%, 3/1/31	477,000	428,096
144A,4.00%, 10/15/33	332,000	287,317
SLM Corp.
3.125%, 11/2/26	207,000	199,550
6.50%, 1/31/30	190,000	195,628
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27	167,000	165,542
144A,5.50%, 4/15/29	289,000	280,632

(Cost $9,285,995)		9,175,314

Insurance — 3.0%
Acrisure LLC / Acrisure Finance, Inc.,144A,4.25%, 2/15/29	279,000	264,356
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
144A,4.25%, 10/15/27	290,000	280,412
144A,6.75%, 4/15/28	517,000	523,352
144A,7.00%, 1/15/31	559,000	570,258
144A,6.50%, 10/1/31	383,000	384,377
AmWINS Group, Inc.,144A,6.375%, 2/15/29	310,000	313,707
AssuredPartners, Inc.,144A,7.50%, 2/15/32	207,000	223,914
HUB International Ltd.
144A,5.625%, 12/1/29	227,000	222,912
144A,7.25%, 6/15/30	1,279,000	1,321,724
144A,7.375%, 1/31/32	735,000	754,777
Jones Deslauriers Insurance Management, Inc.,144A,8.50%, 3/15/30	283,000	301,530
Ryan Specialty LLC
144A,4.375%, 2/1/30	165,000	156,521
144A,5.875%, 8/1/32	451,000	448,574

(Cost $5,753,590)		5,766,414

Real Estate — 0.5%
Cushman & Wakefield US Borrower LLC,144A,6.75%, 5/15/28	269,000	271,847
Howard Hughes Corp.
144A,5.375%, 8/1/28	280,000	272,482
144A,4.125%, 2/1/29	269,000	247,172
144A,4.375%, 2/1/31	249,000	222,197

(Cost $1,059,500)		1,013,698

See Notes to Financial Statements.

DBX ETF Trust | 21

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Real Estate Investment Trusts — 4.6%
Brandywine Operating Partnership LP,3.95%, 11/15/27	186,000	178,092
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL,144A,5.75%, 5/15/26	344,000	343,139
Iron Mountain, Inc.
144A,4.875%, 9/15/27	383,000	377,123
144A,5.25%, 3/15/28	341,000	336,777
144A,5.00%, 7/15/28	207,000	202,852
144A,7.00%, 2/15/29	413,000	425,682
144A,4.875%, 9/15/29	378,000	364,448
144A,5.25%, 7/15/30	508,000	490,742
144A,4.50%, 2/15/31	415,000	385,223
144A,5.625%, 7/15/32	248,000	240,920
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	213,000	207,460
144A,4.75%, 6/15/29	262,000	253,034
144A,7.00%, 7/15/31	187,000	194,234
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,5.875%, 10/1/28	270,000	268,175
144A,4.875%, 5/15/29	280,000	268,008
144A,7.00%, 2/1/30	227,000	232,065
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	259,000	253,791
144A,7.25%, 7/15/28	165,000	171,119
144A,4.50%, 2/15/29	223,000	213,771
RLJ Lodging Trust LP
144A,3.75%, 7/1/26	207,000	203,361
144A,4.00%, 9/15/29	207,000	190,238
SBA Communications Corp.
3.875%, 2/15/27	584,000	569,094
3.125%, 2/1/29	575,000	527,592
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26	165,000	160,707
144A,4.375%, 1/15/27	207,000	202,278
144A,7.25%, 4/1/29	234,000	243,651
144A,6.00%, 4/15/30	165,000	163,906
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC,144A,10.50%, 2/15/28	1,057,000	1,129,282

(Cost $8,862,651)		8,796,764

REITS — 0.4%
Iron Mountain, Inc.,144A,6.25%, 1/15/33	456,000	458,922

	Principal Amount $	Value $
Pebblebrook Hotel LP / PEB Finance Corp.,144A,6.375%, 10/15/29	165,000	165,711
Starwood Property Trust, Inc.,144A,6.50%, 7/1/30	177,000	179,699

(Cost $799,746)		804,332

Industrial — 14.1%

Aerospace/Defense — 4.5%
Bombardier, Inc.
144A,7.875%, 4/15/27	246,000	247,264
144A,6.00%, 2/15/28	310,000	309,301
144A,7.50%, 2/1/29	293,000	303,342
144A,8.75%, 11/15/30	310,000	332,321
144A,7.25%, 7/1/31	285,000	291,994
144A,7.00%, 6/1/32	280,000	284,221
Spirit AeroSystems, Inc.
4.60%, 6/15/28 (a)	279,000	269,883
144A,9.375%, 11/30/29	372,000	400,023
144A,9.75%, 11/15/30	466,000	516,498
TransDigm, Inc.
5.50%, 11/15/27	912,000	903,670
144A,6.75%, 8/15/28	762,000	776,006
4.625%, 1/15/29	436,000	414,893
144A,6.375%, 3/1/29	1,013,000	1,027,616
4.875%, 5/1/29	272,000	260,167
144A,6.875%, 12/15/30	526,000	540,243
144A,7.125%, 12/1/31	363,000	374,759
144A,6.625%, 3/1/32	799,000	815,167
144A,6.00%, 1/15/33	545,000	540,036

(Cost $8,607,927)		8,607,404

Building Materials — 2.7%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	227,000	218,736
144A,4.25%, 2/1/32	497,000	450,127
144A,6.375%, 6/15/32	289,000	294,383
144A,6.375%, 3/1/34	383,000	388,134
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC,144A,6.75%, 4/1/32	273,000	278,382
Quikrete Holdings, Inc.,144A,6.375%, 3/1/32	1,542,000	1,565,338
Standard Building Solutions, Inc.,144A,6.50%, 8/15/32	373,000	378,020
Standard Industries, Inc.
144A,5.00%, 2/15/27	311,000	308,293
144A,4.75%, 1/15/28	413,000	404,050
144A,4.375%, 7/15/30	611,000	571,270
144A,3.375%, 1/15/31	455,000	399,818

(Cost $5,270,131)		5,256,551

See Notes to Financial Statements.

22 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Electrical Components & Equipment — 0.6%
WESCO Distribution, Inc.
144A,7.25%, 6/15/28	468,000	476,370
144A,6.375%, 3/15/29	372,000	378,904
144A,6.625%, 3/15/32	311,000	318,004

(Cost $1,191,727)		1,173,278

Electronics — 1.0%
Imola Merger Corp.,144A,4.75%, 5/15/29	797,000	767,385
Sensata Technologies BV
144A,4.00%, 4/15/29	373,000	347,112
144A,5.875%, 9/1/30	207,000	204,428
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	186,000	173,524
144A,3.75%, 2/15/31	280,000	248,162
144A,6.625%, 7/15/32	207,000	210,670

(Cost $2,031,737)		1,951,281

Engineering & Construction — 0.3%
Arcosa, Inc.
144A,4.375%, 4/15/29	165,000	156,272
144A,6.875%, 8/15/32	228,000	233,573
Fluor Corp.,4.25%, 9/15/28	208,000	199,263

(Cost $594,535)		589,108

Environmental Control — 1.1%
Clean Harbors, Inc.,144A,6.375%, 2/1/31	207,000	210,089
GFL Environmental, Inc.
144A,5.125%, 12/15/26	207,000	207,033
144A,4.00%, 8/1/28	310,000	294,362
144A,3.50%, 9/1/28	280,000	263,627
144A,4.75%, 6/15/29	285,000	274,271
144A,4.375%, 8/15/29	227,000	214,509
144A,6.75%, 1/15/31	373,000	387,282
Madison IAQ LLC,144A,4.125%, 6/30/28	289,000	276,417

(Cost $2,139,736)		2,127,590

Machinery-Construction & Mining — 0.1%
Terex Corp.,144A,5.00%, 5/15/29

(Cost $239,265)	248,000	239,107

Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.,144A,4.625%, 5/15/30	160,000	150,106
Hillenbrand, Inc.,6.25%, 2/15/29	207,000	209,985

(Cost $358,658)		360,091

	Principal Amount $	Value $
Packaging & Containers — 2.9%
Ball Corp.
6.875%, 3/15/28	310,000	318,108
6.00%, 6/15/29	413,000	420,444
2.875%, 8/15/30	507,000	445,091
3.125%, 9/15/31	316,000	274,750
Berry Global, Inc.,144A,5.625%, 7/15/27	207,000	207,091
Canpack SA / Canpack US LLC,144A,3.875%, 11/15/29	312,000	283,294
Crown Americas LLC,5.25%, 4/1/30	207,000	203,819
Graphic Packaging International LLC
144A,3.50%, 3/15/28	186,000	176,700
144A,3.75%, 2/1/30	165,000	152,044
144A,6.375%, 7/15/32	182,000	184,866
Mauser Packaging Solutions Holding Co.
144A,7.875%, 4/15/27	1,049,000	1,066,219
144A,9.25%, 4/15/27	515,000	523,142
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC,144A,4.00%, 10/15/27	413,000	414,197
Sealed Air Corp.
144A,4.00%, 12/1/27	176,000	170,752
144A,6.125%, 2/1/28	260,000	262,534
144A,5.00%, 4/15/29	156,000	152,249
144A,7.25%, 2/15/31	176,000	184,038
Silgan Holdings, Inc.,4.125%, 2/1/28	236,000	227,821

(Cost $5,795,493)		5,667,159

Trucking & Leasing — 0.7%
Fortress Transportation and Infrastructure Investors LLC
144A,5.50%, 5/1/28	413,000	407,674
144A,7.875%, 12/1/30	207,000	218,195
144A,7.00%, 5/1/31	259,000	265,554
144A,7.00%, 6/15/32	291,000	297,994
144A,5.875%, 4/15/33	207,000	201,077

(Cost $1,383,096)		1,390,494

Technology — 4.4%

Computers — 0.8%
NCR Voyix Corp.
144A,5.00%, 10/1/28	269,000	261,106
144A,5.125%, 4/15/29	167,000	160,682
Seagate HDD Cayman
4.875%, 6/1/27	189,000	186,794
4.091%, 6/1/29	184,000	174,449
8.25%, 12/15/29	207,000	221,921
8.50%, 7/15/31	207,000	222,784

See Notes to Financial Statements.

DBX ETF Trust | 23

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
9.625%, 12/1/32	290,094	329,314

(Cost $1,562,348)		1,557,050

Semiconductors — 0.8%
Entegris, Inc.
144A,4.375%, 4/15/28	165,000	159,427
144A,4.75%, 4/15/29	611,000	591,109
144A,3.625%, 5/1/29	165,000	153,121
144A,5.95%, 6/15/30	345,000	345,953
ON Semiconductor Corp.,144A,3.875%, 9/1/28	289,000	273,638

(Cost $1,537,709)		1,523,248

Software — 2.8%
Clarivate Science Holdings Corp.,144A,3.875%, 7/1/28	381,000	357,906
Cloud Software Group, Inc.,144A,8.25%, 6/30/32	699,000	725,505
Fair Isaac Corp.
144A,5.25%, 5/15/26	105,000	105,392
144A,4.00%, 6/15/28	372,000	356,373
Open Text Corp.
144A,3.875%, 2/15/28	372,000	352,562
144A,3.875%, 12/1/29	332,000	305,578
Open Text Holdings, Inc.
144A,4.125%, 2/15/30	342,000	316,221
144A,4.125%, 12/1/31	244,000	218,825
ROBLOX Corp.,144A,3.875%, 5/1/30	383,000	352,709
SS&C Technologies, Inc.
144A,5.50%, 9/30/27	737,000	734,350
144A,6.50%, 6/1/32	310,000	317,402
Twilio, Inc.
3.625%, 3/15/29	207,000	193,339
3.875%, 3/15/31	187,000	170,717
UKG, Inc.,144A,6.875%, 2/1/31	976,000	1,002,372

(Cost $5,589,135)		5,509,251

Utilities — 3.8%

Electric — 3.8%
Calpine Corp.
144A,4.50%, 2/15/28	517,000	506,008
144A,5.125%, 3/15/28	525,000	517,564
144A,4.625%, 2/1/29	254,000	243,610
144A,5.00%, 2/1/31	318,000	306,553
144A,3.75%, 3/1/31	372,000	340,227
Clearway Energy Operating LLC
144A,4.75%, 3/15/28	331,000	321,774
144A,3.75%, 2/15/31	357,000	318,047
NRG Energy, Inc.
5.75%, 1/15/28	299,000	299,967
144A,3.375%, 2/15/29	207,000	190,539
144A,5.25%, 6/15/29	286,000	280,549
144A,5.75%, 7/15/29	312,000	309,619

	Principal Amount $	Value $
PG&E Corp.
5.00%, 7/1/28	388,000	378,311
5.25%, 7/1/30	388,000	372,753
TransAlta Corp.,7.75%, 11/15/29	165,000	172,560
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	361,000	361,152
144A,5.625%, 2/15/27	537,000	537,427
144A,5.00%, 7/31/27	497,000	491,591
144A,4.375%, 5/1/29	477,000	455,679
144A,7.75%, 10/15/31	559,000	590,651
144A,6.875%, 4/15/32	413,000	426,501

(Cost $7,474,154)		7,421,082

TOTAL CORPORATE BONDS

(Cost $192,274,468)		190,372,289

	Number of Shares

SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)

(Cost $683,524)	683,524	683,524

CASH EQUIVALENTS — 2.7%
DWS Government Money Market Series “Institutional Shares”, 4.30% (b)

(Cost $5,277,017)	5,277,017	5,277,017

TOTAL INVESTMENTS — 101.2%

(Cost $198,235,009)		196,332,830

Other assets and liabilities,net — (1.2%)		(2,321,109)

NET ASSETS — 100.0%		194,011,721

See Notes to Financial Statements.

24 | DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)
4,418,701	—	(3,735,177	)(d)	—	—	3,813	—	683,524	683,524

CASH EQUIVALENTS — 2.7%
DWS Government Money Market Series “Institutional Shares”, 4.30% (b)
3,352,412	20,291,685	(18,367,080)		—	—	85,352	—	5,277,017	5,277,017

7,771,113	20,291,685	(22,102,257)		—	—	89,165	—	5,960,541	5,960,541

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $669,116, which is 0.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$190,372,289	$—	$190,372,289
Short-Term Investments (a)	5,960,541	—	—	5,960,541

TOTAL	$5,960,541	$190,372,289	$—	$196,332,830

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 25

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 99.5%
Xtrackers High Beta High Yield Bond ETF(a)(b)	23,903	1,016,690
Xtrackers USD High Yield Corporate Bond ETF(a)(b)	1,217,170	44,694,483

(Cost $46,970,594)		45,711,173

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (c)(d)

(Cost $270,000)	270,000	270,000

	Number of Shares	Value $

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 4.30% (c)

(Cost $245,826)	245,826	245,826

TOTAL INVESTMENTS — 100.6%

(Cost $47,486,420)		46,226,999

Other assets and liabilities,net — (0.6%)		(277,672)
NET ASSETS — 100.0%		45,949,327

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025

EXCHANGE-TRADED FUNDS — 99.5%
Xtrackers High Beta High Yield Bond ETF (b)
935,948	65,430		—	—	15,312	37,988	—	23,903	1,016,690
Xtrackers USD High Yield Corporate Bond ETF (b)
41,533,720	2,871,001		—	—	289,762	1,369,469	—	1,217,170	44,694,483
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (c)(d)
—	270,000	(e)	—	—	—	458	—	270,000	270,000
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 4.30% (c)
260,490	81,956		(96,620)	—	—	5,871	—	245,826	245,826

42,730,158	3,288,387		(96,620)	—	305,074	1,413,786	—	1,756,899	46,226,999

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $264,078, which is 0.6% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

See Notes to Financial Statements.

26 | DBX ETF Trust

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF (Continued)

February 28, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$45,711,173	$—	$—	$45,711,173
Short-Term Investments (a)	515,826	—	—	515,826

TOTAL	$46,226,999	$—	$—	$46,226,999

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 27

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

CORPORATE BONDS — 97.8%

Basic Materials — 5.3%

Chemicals — 2.8%
Axalta Coating Systems LLC,144A,3.375%, 2/15/29	168,000	155,256
Celanese US Holdings LLC
1.40%, 8/5/26	90,000	85,319
6.415%, 7/15/27	467,000	478,767
6.60%, 11/15/28	230,000	238,814
6.58%, 7/15/29	170,000	176,800
Chemours Co.
5.375%, 5/15/27	106,000	104,547
144A,5.75%, 11/15/28	200,000	189,907
144A,4.625%, 11/15/29	148,000	131,643
Consolidated Energy Finance SA,144A,5.625%, 10/15/28	127,000	110,471
INEOS Finance PLC
144A,6.75%, 5/15/28	106,000	107,179
144A,7.50%, 4/15/29	149,000	153,131
Methanex Corp.
5.125%, 10/15/27	131,000	129,061
5.25%, 12/15/29	173,000	169,014
NOVA Chemicals Corp.
144A,5.00%, 5/1/25	117,000	116,738
144A,5.25%, 6/1/27	242,000	240,904
144A,8.50%, 11/15/28	104,000	110,442
144A,4.25%, 5/15/29	140,000	133,023
144A,9.00%, 2/15/30	150,000	162,194
Olin Corp.
5.125%, 9/15/27	138,000	137,938
5.625%, 8/1/29	170,000	167,196
5.00%, 2/1/30	95,000	90,502
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28	255,000	245,980
144A,6.625%, 5/1/29	169,000	167,581
Tronox, Inc.,144A,4.625%, 3/15/29	255,000	228,405
WR Grace Holdings LLC
144A,4.875%, 6/15/27	173,000	168,855
144A,5.625%, 8/15/29	270,000	247,555

(Cost $4,404,429)		4,447,222

Forest Products & Paper — 0.4%
Domtar Corp.,144A,6.75%, 10/1/28	150,000	139,272
Glatfelter Corp.,144A,4.75%, 11/15/29	110,000	100,159
Mercer International, Inc.
144A,12.875%, 10/1/28	115,000	125,699
5.125%, 2/1/29	206,000	187,072

(Cost $544,884)		552,202

	Principal Amount $	Value $

Iron/Steel — 0.7%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	118,000	117,905
144A,6.875%, 11/1/29	220,000	221,302
Mineral Resources Ltd.
144A,8.125%, 5/1/27	153,000	153,161
144A,8.00%, 11/1/27	146,000	147,682
144A,9.25%, 10/1/28	285,000	295,248
United States Steel Corp.,6.875%, 3/1/29	152,000	154,068

(Cost $1,085,463)		1,089,366

Mining — 1.4%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27	140,000	139,109
144A,6.125%, 5/15/28	134,000	134,601
144A,4.125%, 3/31/29	135,000	127,115
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27	347,000	349,854
144A,9.375%, 3/1/29	406,000	433,689
FMG Resources August 2006 Pty Ltd.,144A,4.50%, 9/15/27	143,000	139,638
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26	107,000	105,915
144A,6.125%, 4/1/29	150,000	149,934
Kaiser Aluminum Corp.,144A,4.625%, 3/1/28	138,000	133,291
Nexa Resources SA,144A,6.50%, 1/18/28	125,000	128,509
Vedanta Resources Finance II PLC,144A,10.875%, 9/17/29	343,000	361,392

(Cost $2,161,261)		2,203,047

Communications — 18.1%

Advertising — 1.4%
Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	292,000	285,747
144A,7.75%, 4/15/28 (a)	224,000	208,222
144A,9.00%, 9/15/28	168,000	177,090
144A,7.50%, 6/1/29	253,000	224,528
Lamar Media Corp.
3.75%, 2/15/28	145,000	138,893
4.00%, 2/15/30	128,000	119,110
Neptune Bidco US, Inc.,144A,9.29%, 4/15/29	609,000	545,978
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	149,000	146,125
144A,4.25%, 1/15/29	135,000	126,993
Stagwell Global LLC,144A,5.625%, 8/15/29	257,000	249,189

(Cost $2,191,912)		2,221,875

See Notes to Financial Statements.

28 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Internet — 1.9%
Arches Buyer, Inc.
144A,4.25%, 6/1/28	222,000	208,403
144A,6.125%, 12/1/28	117,000	106,665
Cogent Communications Group LLC
144A,3.50%, 5/1/26	119,000	116,331
144A,7.00%, 6/15/27	110,000	111,006
Gen Digital, Inc.,144A,6.75%, 9/30/27	230,000	234,333
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	177,000	175,730
144A,3.50%, 3/1/29	177,000	164,204
ION Trading Technologies SARL
144A,5.75%, 5/15/28	105,000	99,360
144A,9.50%, 5/30/29	181,000	186,891
Match Group Holdings II LLC
144A,5.00%, 12/15/27	103,000	101,435
144A,4.625%, 6/1/28	119,000	115,360
Newfold Digital Holdings Group, Inc.,144A,11.75%, 10/15/28	126,000	100,416
Rakuten Group, Inc.
144A,11.25%, 2/15/27	421,000	462,262
144A,9.75%, 4/15/29	469,000	516,074
Wayfair LLC,144A,7.25%, 10/31/29	187,000	190,388

(Cost $2,838,997)		2,888,858

Media — 9.0%
AMC Networks, Inc.
144A,10.25%, 1/15/29	199,000	211,101
4.25%, 2/15/29 (a)	227,000	176,910
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.50%, 5/1/26	151,000	150,904
144A,5.125%, 5/1/27	759,000	749,085
144A,5.00%, 2/1/28	589,000	574,943
144A,5.375%, 6/1/29	362,000	352,337
144A,6.375%, 9/1/29	344,000	345,602
CSC Holdings LLC
144A,5.50%, 4/15/27	312,000	289,777
144A,5.375%, 2/1/28	228,000	195,926
144A,7.50%, 4/1/28 (a)	250,000	186,034
144A,11.25%, 5/15/28	230,000	224,063
144A,11.75%, 1/31/29	478,000	467,021
144A,6.50%, 2/1/29	409,000	341,965
144A,5.75%, 1/15/30	525,000	302,384
Directv Financing LLC,144A,8.875%, 2/1/30	175,000	170,904
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.,144A,5.875%, 8/15/27	773,000	761,357

	Principal Amount $	Value $
DISH DBS Corp.
7.75%, 7/1/26	466,000	416,140
144A,5.25%, 12/1/26	643,000	605,661
7.375%, 7/1/28	219,000	162,543
144A,5.75%, 12/1/28	598,000	531,575
5.125%, 6/1/29	350,000	236,500
DISH Network Corp.,144A,11.75%, 11/15/27	817,000	862,708
Gray Media, Inc.
144A,7.00%, 5/15/27 (a)	114,000	111,906
144A,10.50%, 7/15/29	299,000	308,601
iHeartCommunications, Inc.,144A,9.125%, 5/1/29	170,000	144,712
LCPR Senior Secured Financing DAC
144A,6.75%, 10/15/27	281,000	239,732
144A,5.125%, 7/15/29 (a)	182,000	137,545
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	147,000	144,298
144A,8.00%, 8/1/29	187,000	188,055
Nexstar Media, Inc.
144A,5.625%, 7/15/27	387,000	383,060
144A,4.75%, 11/1/28	243,000	230,410
Radiate Holdco LLC / Radiate Finance, Inc.
144A,4.50%, 9/15/26	221,000	192,202
144A,6.50%, 9/15/28	230,000	160,791
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	233,000	225,597
144A,5.00%, 8/1/27	360,000	355,325
144A,4.00%, 7/15/28	467,000	439,008
144A,5.50%, 7/1/29	290,000	284,222
TEGNA, Inc.
144A,4.75%, 3/15/26	155,000	154,055
4.625%, 3/15/28	248,000	237,890
5.00%, 9/15/29	245,000	231,870
Univision Communications, Inc.
144A,6.625%, 6/1/27	332,000	332,919
144A,8.00%, 8/15/28	345,000	350,756
144A,4.50%, 5/1/29	240,000	216,815
Virgin Media Secured Finance PLC,144A,5.50%, 5/15/29	343,000	328,582
VTR Finance NV,144A,6.375%, 7/15/28	113,000	107,901
Ziggo Bond Co. BV,144A,5.125%, 2/28/30	115,000	102,028
Ziggo BV,144A,4.875%, 1/15/30	225,000	207,372

(Cost $13,910,359)		14,131,092

Telecommunications — 5.8%
Altice Financing SA
144A,5.00%, 1/15/28	270,000	218,947
144A,5.75%, 8/15/29	492,000	386,428

See Notes to Financial Statements.

DBX ETF Trust | 29

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Altice France Holding SA
144A,10.50%, 5/15/27	366,000	114,668
144A,6.00%, 2/15/28	260,000	80,194
Altice France SA
144A,8.125%, 2/1/27	426,000	382,448
144A,5.50%, 1/15/28	254,000	204,677
144A,5.125%, 1/15/29	105,000	81,581
144A,5.125%, 7/15/29	567,000	440,481
144A,5.50%, 10/15/29	467,000	365,266
CommScope LLC
144A,8.25%, 3/1/27 (a)	197,000	194,197
144A,7.125%, 7/1/28	149,000	141,472
144A,4.75%, 9/1/29	240,000	216,187
CommScope Technologies LLC,144A,5.00%, 3/15/27	163,000	153,978
Connect Finco SARL / Connect US Finco LLC,144A,9.00%, 9/15/29	452,000	414,806
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	115,000	109,870
144A,6.50%, 10/1/28	161,000	157,163
EchoStar Corp.,10.75%, 11/30/29	1,250,000	1,340,288
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	269,000	269,062
144A,5.00%, 5/1/28	316,000	313,256
144A,6.75%, 5/1/29	243,000	246,313
5.875%, 11/1/29	215,000	215,245
144A,6.00%, 1/15/30	248,000	249,111
Hughes Satellite Systems Corp.
5.25%, 8/1/26 (a)	180,000	167,672
6.625%, 8/1/26 (a)	173,000	140,150
Iliad Holding SASU,144A,7.00%, 10/15/28	184,000	187,402
Level 3 Financing, Inc.
144A,10.50%, 4/15/29	158,000	177,750
144A,4.875%, 6/15/29	141,000	122,670
144A,11.00%, 11/15/29	370,000	420,313
Millicom International Cellular SA
144A,5.125%, 1/15/28	82,800	80,268
144A,6.25%, 3/25/29	159,300	158,314
VEON Holdings BV,144A,3.375%, 11/25/27	212,000	191,616
Viasat, Inc.
144A,5.625%, 9/15/25	103,000	102,666
144A,5.625%, 4/15/27 (a)	147,000	142,148
144A,6.50%, 7/15/28 (a)	100,000	86,602
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27 (a)	335,000	316,364
144A,6.125%, 3/1/28	250,000	222,562

	Principal Amount $	Value $

Zegona Finance PLC,144A,8.625%, 7/15/29	231,000	245,862

(Cost $9,021,569)		9,057,997

Consumer, Cyclical — 18.9%

Airlines — 1.0%
Air Canada,144A,3.875%, 8/15/26	258,000	252,733
American Airlines, Inc.
144A,7.25%, 2/15/28	173,000	177,006
144A,8.50%, 5/15/29	235,000	247,776
United Airlines, Inc.
144A,4.375%, 4/15/26	485,000	479,187
144A,4.625%, 4/15/29	448,000	432,225

(Cost $1,576,854)		1,588,927

Apparel — 0.2%
VF Corp.
2.40%, 4/23/25	196,000	196,029
2.80%, 4/23/27	102,000	96,291

(Cost $292,454)		292,320

Auto Manufacturers — 1.4%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	93,000	91,332
144A,5.875%, 6/1/29	123,000	122,958
Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29	244,000	236,872
Nissan Motor Acceptance Co. LLC
144A,2.00%, 3/9/26	187,000	180,985
144A,1.85%, 9/16/26	234,000	222,843
144A,5.30%, 9/13/27	93,000	93,298
144A,2.75%, 3/9/28	140,000	130,177
144A,7.05%, 9/15/28	163,000	171,576
Nissan Motor Co. Ltd.
144A,3.522%, 9/17/25	350,000	345,865
144A,4.345%, 9/17/27	560,000	550,952

(Cost $2,149,371)		2,146,858

Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	172,000	172,000
144A,7.00%, 4/15/28	108,000	110,282
American Axle & Manufacturing, Inc.
6.50%, 4/1/27 (a)	129,000	128,656
6.875%, 7/1/28 (a)	106,000	105,343
5.00%, 10/1/29 (a)	131,000	120,066
Clarios Global LP / Clarios US Finance Co.
144A,8.50%, 5/15/27	371,000	373,115
144A,6.75%, 5/15/28	175,000	178,781
144A,6.75%, 2/15/30	150,000	153,606

See Notes to Financial Statements.

30 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Dana, Inc.
5.375%, 11/15/27	96,000	96,163
5.625%, 6/15/28	103,000	102,711
Dornoch Debt Merger Sub, Inc.,144A,6.625%, 10/15/29 (a)	148,000	118,052
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	220,000	219,234
4.875%, 3/15/27	154,000	151,342
5.00%, 7/15/29 (a)	207,000	196,960
Tenneco, Inc.,144A,8.00%, 11/17/28	451,000	448,446
ZF North America Capital, Inc.
144A,4.75%, 4/29/25	245,000	244,977
144A,6.875%, 4/14/28	140,000	141,524

(Cost $2,998,818)		3,061,258

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	179,000	171,028
144A,3.875%, 11/15/29	86,000	79,335
H&E Equipment Services, Inc.,144A,3.875%, 12/15/28	283,000	283,208
Ritchie Bros Holdings, Inc.,144A,6.75%, 3/15/28	159,000	163,266

(Cost $674,217)		696,837

Entertainment — 2.8%
Allwyn Entertainment Financing UK PLC,144A,7.875%, 4/30/29	150,000	157,031
AMC Entertainment Holdings, Inc.,144A,7.50%, 2/15/29 (a)	216,000	182,732
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29	280,000	264,777
144A,7.00%, 2/15/30	467,000	481,347
Churchill Downs, Inc.
144A,5.50%, 4/1/27	151,000	150,414
144A,4.75%, 1/15/28	170,000	166,198
Cinemark USA, Inc.,144A,5.25%, 7/15/28 (a)	200,000	195,966
International Game Technology PLC
144A,4.125%, 4/15/26	202,000	200,417
144A,6.25%, 1/15/27	182,000	184,347
144A,5.25%, 1/15/29	181,000	178,327
Light & Wonder International, Inc.
144A,7.00%, 5/15/28	176,000	176,554
144A,7.25%, 11/15/29	110,000	113,350
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27	295,000	299,969
144A,4.75%, 10/15/27	211,000	206,291
144A,3.75%, 1/15/28	132,000	126,569
Mohegan Tribal Gaming Authority
144A,8.00%, 2/1/26	254,000	251,716

	Principal Amount $	Value $

144A,13.25%, 12/15/27	93,000	105,387
Motion Bondco DAC,144A,6.625%, 11/15/27	99,000	97,470
Penn Entertainment, Inc.
144A,5.625%, 1/15/27	93,000	92,202
144A,4.125%, 7/1/29	93,000	84,620
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.,144A,5.625%, 9/1/29 (a)	176,000	129,588
Six Flags Entertainment Corp.,144A,5.50%, 4/15/27	80,000	79,772
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.
5.375%, 4/15/27	160,000	158,744
5.25%, 7/15/29	100,000	97,061
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,144A,5.125%, 10/1/29	165,000	160,762

(Cost $4,289,539)		4,341,611

Food Service — 0.4%
Aramark Services, Inc.,144A,5.00%, 2/1/28	285,000	280,411
TKC Holdings, Inc.
144A,6.875%, 5/15/28	126,000	126,850
144A,10.50%, 5/15/29	147,000	150,792

(Cost $542,169)		558,053

Home Builders — 0.6%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	160,000	159,792
144A,4.875%, 2/15/30	117,000	106,412
Century Communities, Inc.
6.75%, 6/1/27	123,000	123,027
144A,3.875%, 8/15/29	115,000	104,979
LGI Homes, Inc.,144A,8.75%, 12/15/28	70,000	74,011
Mattamy Group Corp.,144A,5.25%, 12/15/27	129,000	127,171
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	127,000	128,496
144A,5.75%, 1/15/28	95,000	95,102

(Cost $904,365)		918,990

Home Furnishings — 0.1%
Somnigroup International, Inc.,144A,4.00%, 4/15/29

(Cost $182,699)	200,000	186,641

See Notes to Financial Statements.

DBX ETF Trust | 31

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Housewares — 0.5%
Cd&r Smokey Buyer, Inc. / Radio Systems Corp.,144A,9.50%, 10/15/29	181,000	178,059
Newell Brands, Inc.
5.70%, 4/1/26	283,000	282,965
6.375%, 9/15/27 (a)	110,000	111,565
6.625%, 9/15/29	101,000	103,094
Scotts Miracle-Gro Co.,4.50%, 10/15/29 (a)	100,000	94,538

(Cost $768,668)		770,221

Leisure Time — 2.2%
Carnival Corp.
144A,7.625%, 3/1/26	315,000	315,731
144A,5.75%, 3/1/27	636,000	638,023
144A,6.00%, 5/1/29	467,000	468,536
NCL Corp. Ltd.
144A,5.875%, 2/15/27	278,000	278,869
144A,8.125%, 1/15/29	170,000	180,440
144A,7.75%, 2/15/29	136,000	144,767
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26	165,000	163,027
144A,5.50%, 8/31/26	255,000	257,090
144A,5.375%, 7/15/27	249,000	249,595
3.70%, 3/15/28	117,000	112,085
144A,5.50%, 4/1/28	300,000	301,603
Sabre GLBL, Inc.
144A,8.625%, 6/1/27 (a)	157,000	161,532
144A,10.75%, 11/15/29	188,000	201,060

(Cost $3,374,689)		3,472,358

Lodging — 2.5%
Boyd Gaming Corp.,4.75%, 12/1/27	233,000	229,915
Hilton Domestic Operating Co., Inc.
144A,5.375%, 5/1/25	117,000	116,896
144A,5.75%, 5/1/28	146,000	146,140
144A,5.875%, 4/1/29	132,000	133,165
144A,3.75%, 5/1/29	187,000	175,472
4.875%, 1/15/30	197,000	192,279
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.,144A,5.00%, 6/1/29	200,000	190,908
Marriott Ownership Resorts, Inc.,144A,4.50%, 6/15/29	116,000	109,346
Melco Resorts Finance Ltd.
144A,4.875%, 6/6/25	248,000	247,440
144A,5.25%, 4/26/26	95,000	94,659
144A,5.625%, 7/17/27	140,000	138,384
144A,5.75%, 7/21/28	211,000	204,669
144A,5.375%, 12/4/29	279,000	259,677

	Principal Amount $	Value $

MGM Resorts International
4.625%, 9/1/26	124,000	123,185
5.50%, 4/15/27	135,000	134,947
4.75%, 10/15/28	169,000	164,279
6.125%, 9/15/29	182,000	183,176
Station Casinos LLC,144A,4.50%, 2/15/28	143,000	138,249
Studio City Finance Ltd.
144A,6.50%, 1/15/28	105,000	103,760
144A,5.00%, 1/15/29	265,000	242,762
Travel + Leisure Co.
144A,6.625%, 7/31/26	145,000	147,080
6.00%, 4/1/27	103,000	104,022
144A,4.50%, 12/1/29	160,000	152,544
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,144A,5.25%, 5/15/27	210,000	208,450

(Cost $3,872,240)		3,941,404

Retail — 4.8%
1011778 BC ULC / New Red Finance, Inc.
144A,3.875%, 1/15/28	378,000	362,723
144A,4.375%, 1/15/28	175,000	169,373
144A,3.50%, 2/15/29	175,000	163,376
144A,6.125%, 6/15/29	248,000	252,370
144A,5.625%, 9/15/29	127,000	127,218
Asbury Automotive Group, Inc.
4.50%, 3/1/28	72,000	69,940
144A,4.625%, 11/15/29	206,000	196,494
Bath & Body Works, Inc.
5.25%, 2/1/28	99,000	98,640
7.50%, 6/15/29 (a)	140,000	144,235
eG Global Finance PLC,144A,12.00%, 11/30/28	273,000	306,464
Ferrellgas LP / Ferrellgas Finance Corp.
144A,5.375%, 4/1/26	143,000	142,580
144A,5.875%, 4/1/29	192,000	179,512
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A,4.625%, 1/15/29	228,000	215,754
144A,6.75%, 1/15/30	302,000	281,038
FirstCash, Inc.
144A,4.625%, 9/1/28	122,000	118,011
144A,5.625%, 1/1/30	110,000	108,024
Gap, Inc.,144A,3.625%, 10/1/29	190,000	173,803
Global Auto Holdings Ltd. / AAG FH UK Ltd.,144A,8.375%, 1/15/29	123,000	117,896
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28	150,000	142,989
144A,6.375%, 1/15/30	113,000	115,307

See Notes to Financial Statements.

32 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

LCM Investments Holdings II LLC,144A,4.875%, 5/1/29	233,000	222,236
Lithia Motors, Inc.
144A,4.625%, 12/15/27	91,000	88,788
144A,3.875%, 6/1/29	176,000	163,204
Michaels Cos., Inc.
144A,5.25%, 5/1/28	209,000	157,017
144A,7.875%, 5/1/29	246,000	151,390
Murphy Oil USA, Inc.,4.75%, 9/15/29	137,000	132,065
Penske Automotive Group, Inc.
3.50%, 9/1/25	110,000	109,364
3.75%, 6/15/29	117,000	109,019
PetSmart, Inc. / PetSmart Finance Corp.
144A,4.75%, 2/15/28	222,000	211,010
144A,7.75%, 2/15/29	291,000	281,836
QVC, Inc.,144A,6.875%, 4/15/29 (a)	139,000	113,261
Saks Global Enterprises LLC,144A,11.00%, 12/15/29	516,000	476,880
Sonic Automotive, Inc.,144A,4.625%, 11/15/29	152,000	143,237
Staples, Inc.
144A,10.75%, 9/1/29	580,000	554,633
144A,12.75%, 1/15/30	192,000	139,165
Victra Holdings LLC / Victra Finance Corp.,144A,8.75%, 9/15/29 (a)	124,000	131,898
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	338,000	330,640
8.125%, 8/15/29 (a)	156,000	157,338
White Cap Buyer LLC,144A,6.875%, 10/15/28	145,000	144,983
Yum! Brands, Inc.,144A,4.75%, 1/15/30	187,000	181,274

(Cost $7,473,793)		7,484,985

Consumer, Non-cyclical — 15.6%

Agriculture — 0.1%
Darling Ingredients, Inc.,144A,5.25%, 4/15/27

(Cost $97,445)	99,000	98,624

Beverages — 0.2%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
144A,6.25%, 4/1/29	163,000	162,540
144A,4.375%, 4/30/29	175,000	167,649

(Cost $325,545)		330,189

Commercial Services — 4.5%
ADT Security Corp.,144A,4.125%, 8/1/29	248,000	234,439

	Principal Amount $	Value $

Albion Financing 1 SARL / Aggreko Holdings, Inc.,144A,6.125%, 10/15/26	113,000	113,311
Albion Financing 2 SARL,144A,8.75%, 4/15/27	132,000	134,835
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,9.75%, 7/15/27	167,000	168,211
144A,6.00%, 6/1/29 (a)	228,000	216,146
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	295,000	281,417
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,5.75%, 7/15/27	86,000	84,568
144A,4.75%, 4/1/28 (a)	126,000	118,711
144A,5.375%, 3/1/29	145,000	135,248
144A,8.25%, 1/15/30 (a)	150,000	152,882
Belron UK Finance PLC,144A,5.75%, 10/15/29	256,000	255,823
Block, Inc.,2.75%, 6/1/26	263,000	255,264
Brink’s Co.
144A,4.625%, 10/15/27	147,000	144,460
144A,6.50%, 6/15/29	92,000	94,297
EquipmentShare.com, Inc.,144A,9.00%, 5/15/28	235,000	247,636
Garda World Security Corp.
144A,4.625%, 2/15/27	136,000	133,150
144A,7.75%, 2/15/28	66,000	68,105
144A,6.00%, 6/1/29	125,000	120,777
GEO Group, Inc.,8.625%, 4/15/29	153,000	162,086
Herc Holdings, Inc.
144A,5.50%, 7/15/27	264,000	262,514
144A,6.625%, 6/15/29	190,000	192,839
Hertz Corp.
144A,4.625%, 12/1/26	105,000	91,202
144A,12.625%, 7/15/29	299,000	315,501
144A,5.00%, 12/1/29 (a)	235,000	162,111
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.75%, 4/15/26	290,000	291,504
144A,3.375%, 8/31/27	233,000	221,621
144A,6.25%, 1/15/28	304,000	304,732
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29	199,000	204,223
144A,10.875%, 8/1/29	145,000	149,035
Service Corp. International
4.625%, 12/15/27	148,000	145,311
5.125%, 6/1/29	181,000	178,361
Sotheby’s,144A,7.375%, 10/15/27	179,000	178,303

See Notes to Financial Statements.

DBX ETF Trust | 33

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

United Rentals North America, Inc.
5.50%, 5/15/27	109,000	109,183
3.875%, 11/15/27	175,000	169,857
4.875%, 1/15/28	387,000	382,012
5.25%, 1/15/30	150,000	148,465
Williams Scotsman, Inc.
144A,6.125%, 6/15/25	90,000	90,150
144A,4.625%, 8/15/28	124,000	120,620
144A,6.625%, 6/15/29	126,000	128,449

(Cost $6,858,875)		6,967,359

Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28	178,000	175,947
144A,4.125%, 4/1/29	99,000	92,295
Prestige Brands, Inc.,144A,5.125%, 1/15/28	109,000	107,817

(Cost $370,540)		376,059

Food — 2.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	133,000	130,592
144A,7.50%, 3/15/26	175,000	175,424
144A,4.625%, 1/15/27	315,000	310,553
144A,5.875%, 2/15/28	189,000	189,133
144A,6.50%, 2/15/28	186,000	189,668
144A,3.50%, 3/15/29	315,000	291,544
144A,4.875%, 2/15/30	200,000	193,236
B&G Foods, Inc.
5.25%, 9/15/27	138,000	129,845
144A,8.00%, 9/15/28	177,000	181,087
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.,144A,9.00%, 2/15/29	245,000	255,095
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	122,000	119,642
144A,4.125%, 1/31/30	188,000	175,505
Performance Food Group, Inc.
144A,5.50%, 10/15/27	248,000	247,099
144A,4.25%, 8/1/29	233,000	219,900
Post Holdings, Inc.,144A,5.50%, 12/15/29	290,000	284,390
US Foods, Inc.
144A,6.875%, 9/15/28	113,000	117,261
144A,4.75%, 2/15/29	225,000	217,923

(Cost $3,400,952)		3,427,897

Healthcare-Products — 2.1%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	290,000	280,909

	Principal Amount $	Value $

144A,3.875%, 11/1/29	210,000	194,799
Bausch + Lomb Corp.,144A,8.375%, 10/1/28	356,000	371,575
Hologic, Inc.
144A,4.625%, 2/1/28	147,000	144,134
144A,3.25%, 2/15/29	171,000	158,131
Medline Borrower LP
144A,3.875%, 4/1/29	1,051,000	985,977
144A,5.25%, 10/1/29	600,000	582,111
Medline Borrower LP/Medline Co.-Issuer, Inc.,144A,6.25%, 4/1/29	365,000	370,914
Teleflex, Inc.
4.625%, 11/15/27	111,000	108,959
144A,4.25%, 6/1/28	105,000	100,746

(Cost $3,254,801)		3,298,255

Healthcare-Services — 3.2%
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	113,000	108,683
144A,3.75%, 3/15/29	123,000	115,025
CHS/Community Health Systems, Inc.
144A,5.625%, 3/15/27	436,000	420,754
144A,8.00%, 12/15/27	151,000	150,142
144A,6.875%, 4/1/28	129,000	91,482
144A,6.00%, 1/15/29	158,000	142,960
144A,6.875%, 4/15/29	300,000	209,505
Encompass Health Corp.
4.50%, 2/1/28	197,000	192,554
4.75%, 2/1/30	187,000	181,333
IQVIA, Inc.
144A,5.00%, 10/15/26	215,000	213,905
144A,5.00%, 5/15/27	296,000	293,380
LifePoint Health, Inc.,144A,5.375%, 1/15/29 (a)	119,000	106,323
Molina Healthcare, Inc.,144A,4.375%, 6/15/28	209,000	200,320
Prime Healthcare Services, Inc.,144A,9.375%, 9/1/29	349,000	330,769
Tenet Healthcare Corp.
6.25%, 2/1/27	364,000	363,851
5.125%, 11/1/27	369,000	364,962
4.625%, 6/15/28	185,000	178,913
6.125%, 10/1/28	512,000	512,012
4.25%, 6/1/29	411,000	388,217
4.375%, 1/15/30	264,000	248,520
US Acute Care Solutions LLC,144A,9.75%, 5/15/29	224,000	229,263

(Cost $5,050,756)		5,042,873

Pharmaceuticals — 3.1%
AdaptHealth LLC,144A,4.625%, 8/1/29	111,000	103,153

See Notes to Financial Statements.

34 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26	114,000	113,527
144A,8.50%, 1/31/27	128,000	124,195
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25	375,000	374,308
144A,9.00%, 12/15/25	171,000	170,296
144A,6.125%, 2/1/27	283,000	272,949
144A,5.75%, 8/15/27	89,000	84,741
144A,5.00%, 1/30/28	102,000	80,423
144A,4.875%, 6/1/28	303,000	263,130
144A,11.00%, 9/30/28	414,000	419,548
144A,5.00%, 2/15/29	118,000	82,717
144A,6.25%, 2/15/29	213,000	153,626
144A,5.25%, 1/30/30	190,000	122,851
Cheplapharm Arzneimittel GmbH,144A,5.50%, 1/15/28	107,000	97,556
Grifols SA,144A,4.75%, 10/15/28	165,000	156,128
HLF Financing Sarl LLC / Herbalife International, Inc,144A,12.25%, 4/15/29	186,000	201,146
HLF Financing Sarl LLC / Herbalife International, Inc.,144A,4.875%, 6/1/29	149,000	115,346
Jazz Securities DAC,144A,4.375%, 1/15/29	358,000	343,584
Organon & Co. / Organon Foreign Debt Co.-Issuer BV,144A,4.125%, 4/30/28	490,000	466,415
Owens & Minor, Inc.,144A,4.50%, 3/31/29 (a)	112,000	98,409
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	780,000	755,128
6.75%, 3/1/28	304,000	314,039

(Cost $4,544,448)		4,913,215

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Benteler International AG,144A,10.50%, 5/15/28

(Cost $123,158)	120,000	127,310

Energy — 10.5%
Energy-Alternate Sources — 0.0%
Sunnova Energy Corp.,144A,11.75%, 10/1/28

(Cost $82,203)	98,000	55,955

Oil & Gas — 4.6%
Aethon United BR LP / Aethon United Finance Corp.,144A,7.50%, 10/1/29	242,000	249,633

	Principal Amount $	Value $
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,8.25%, 12/31/28	100,000	102,467
144A,5.875%, 6/30/29	90,000	88,968
Azule Energy Finance PLC,144A,8.125%, 1/23/30	292,000	296,526
California Resources Corp.,144A,8.25%, 6/15/29	217,000	223,403
Civitas Resources, Inc.
144A,5.00%, 10/15/26	121,000	120,167
144A,8.375%, 7/1/28	295,000	307,375
CNX Resources Corp.,144A,6.00%, 1/15/29	115,000	114,206
Comstock Resources, Inc.
144A,6.75%, 3/1/29	285,000	280,410
144A,6.75%, 3/1/29	101,000	99,310
144A,5.875%, 1/15/30	229,000	218,307
Crescent Energy Finance LLC,144A,9.25%, 2/15/28	219,000	229,682
CVR Energy, Inc.
144A,5.75%, 2/15/28	101,000	95,910
144A,8.50%, 1/15/29	143,000	141,166
Encino Acquisition Partners Holdings LLC,144A,8.50%, 5/1/28	172,000	176,360
Energean PLC,144A,6.50%, 4/30/27	102,000	101,916
Hilcorp Energy I LP / Hilcorp Finance Co.
144A,6.25%, 11/1/28	136,000	135,907
144A,5.75%, 2/1/29	136,000	133,167
Ithaca Energy North Sea PLC,144A,8.125%, 10/15/29	180,000	186,175
Kosmos Energy Ltd.,144A,7.50%, 3/1/28	87,000	83,782
Leviathan Bond Ltd.
144A,REGS, 6.125%, 6/30/25	136,000	135,916
144A,REGS, 6.50%, 6/30/27	138,000	136,683
Matador Resources Co.,144A,6.875%, 4/15/28	98,000	100,175
Medco Maple Tree Pte Ltd.,144A,8.96%, 4/27/29	148,000	156,422
Northern Oil & Gas, Inc.,144A,8.125%, 3/1/28	154,000	156,387
Parkland Corp.
144A,5.875%, 7/15/27	117,000	117,098
144A,4.50%, 10/1/29	175,000	165,879
PBF Holding Co. LLC / PBF Finance Corp.,6.00%, 2/15/28	185,000	178,903
Permian Resources Operating LLC,144A,5.875%, 7/1/29	188,000	187,398
Puma International Financing SA,144A,7.75%, 4/25/29	123,000	126,197
Range Resources Corp. 4.875%, 5/15/25	190,000	189,672

See Notes to Financial Statements.

DBX ETF Trust | 35

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
8.25%, 1/15/29	100,000	103,039
144A,4.75%, 2/15/30	117,000	111,767
SM Energy Co.
6.75%, 9/15/26	75,000	75,089
6.625%, 1/15/27	84,000	84,014
6.50%, 7/15/28	93,000	93,279
144A,6.75%, 8/1/29	175,000	175,407
Sunoco LP,144A,7.00%, 5/1/29	206,000	213,601
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	130,000	130,441
144A,7.00%, 9/15/28	109,000	112,580
4.50%, 5/15/29	180,000	172,380
Talos Production, Inc.,144A,9.00%, 2/1/29	143,000	148,005
TGNR Intermediate Holdings LLC,144A,5.50%, 10/15/29	174,000	165,889
Transocean, Inc.
144A,8.00%, 2/1/27	151,000	151,048
144A,8.25%, 5/15/29	214,000	211,217
Tullow Oil PLC,144A,7.00%, 3/1/25	156,000	156,000

(Cost $7,074,655)		7,139,323

Oil & Gas Services — 0.5%
Archrock Partners LP / Archrock Partners Finance Corp.,144A,6.25%, 4/1/28	182,000	182,697
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	199,000	200,184
144A,7.125%, 3/15/29	226,000	232,409
Viridien,144A,8.75%, 4/1/27 (a)	119,000	121,530

(Cost $719,677)		736,820

Pipelines — 5.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	134,000	133,984
144A,5.75%, 1/15/28	136,000	136,165
144A,5.375%, 6/15/29	200,000	197,012
Blue Racer Midstream LLC / Blue Racer Finance Corp.,144A,7.00%, 7/15/29	123,000	127,232
Buckeye Partners LP
3.95%, 12/1/26	137,000	133,329
4.125%, 12/1/27	86,000	83,180
144A,4.50%, 3/1/28	119,000	115,591
144A,6.875%, 7/1/29	142,000	145,736
144A,6.75%, 2/1/30	110,000	113,054
Delek Logistics Partners LP / Delek Logistics Finance Corp.,144A,8.625%, 3/15/29	226,000	237,080

	Principal Amount $	Value $
DT Midstream, Inc.,144A,4.125%, 6/15/29	250,000	237,203
EQM Midstream Partners LP
144A,7.50%, 6/1/27	113,000	115,895
144A,6.50%, 7/1/27	194,000	199,117
144A,4.50%, 1/15/29	199,000	193,981
144A,6.375%, 4/1/29	136,000	139,574
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/27	74,000	75,454
7.75%, 2/1/28	182,000	184,206
8.25%, 1/15/29	140,000	144,486
Global Partners LP / GLP Finance Corp.,7.00%, 8/1/27	91,000	91,390
Harvest Midstream I LP,144A,7.50%, 9/1/28	202,000	206,418
Hess Midstream Operations LP
144A,5.625%, 2/15/26	201,000	201,097
144A,5.875%, 3/1/28	180,000	181,418
144A,5.125%, 6/15/28	127,000	125,508
144A,6.50%, 6/1/29	150,000	153,294
144A,4.25%, 2/15/30	175,000	165,223
Howard Midstream Energy Partners LLC,144A,8.875%, 7/15/28	130,000	137,273
ITT Holdings LLC,144A,6.50%, 8/1/29	291,000	277,476
New Fortress Energy, Inc.,144A,6.50%, 9/30/26 (a)	114,000	107,494
NFE Financing LLC,144A,12.00%, 11/15/29	632,000	625,040
NGL Energy Operating LLC / NGL Energy Finance Corp.,144A,8.125%, 2/15/29	219,000	223,176
NuStar Logistics LP
5.75%, 10/1/25	160,000	160,081
6.00%, 6/1/26	97,000	97,612
5.625%, 4/28/27	98,000	98,529
Rockies Express Pipeline LLC
144A,3.60%, 5/15/25	89,000	88,552
144A,4.95%, 7/15/29	138,000	133,031
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,6.00%, 3/1/27	86,000	86,031
144A,5.50%, 1/15/28	198,000	194,477
144A,7.375%, 2/15/29	163,000	166,700
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	303,000	282,705
144A,6.25%, 1/15/30	227,000	232,413
Venture Global LNG, Inc.
144A,8.125%, 6/1/28	561,000	584,734
144A,9.50%, 2/1/29	700,000	773,449

See Notes to Financial Statements.

36 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
144A,7.00%, 1/15/30	340,000	344,898

(Cost $8,391,329)		8,450,298

Financial — 12.6%

Banks — 0.5%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26	108,000	108,277
144A,6.625%, 1/15/27	194,000	193,872
144A,12.00%, 10/1/28	146,000	158,677
Intesa Sanpaolo SpA,144A,5.71%, 1/15/26	355,000	356,222

(Cost $801,205)		817,048

Diversified Financial Services — 4.8%
AG Issuer LLC,144A,6.25%, 3/1/28	117,000	116,294
AG TTMT Escrow Issuer LLC,144A,8.625%, 9/30/27	117,000	121,095
Ally Financial, Inc.,5.75%, 11/20/25	233,000	233,878
Aretec Group, Inc.,144A,7.50%, 4/1/29	93,000	93,189
Bread Financial Holdings, Inc.,144A,9.75%, 3/15/29	182,000	195,864
Coinbase Global, Inc.,144A,3.375%, 10/1/28	223,000	204,651
Credit Acceptance Corp.,144A,9.25%, 12/15/28	147,000	157,075
Encore Capital Group, Inc.,144A,9.25%, 4/1/29	135,000	143,868
Enova International, Inc.
144A,11.25%, 12/15/28	91,000	98,940
144A,9.125%, 8/1/29	110,000	116,017
Freedom Mortgage Holdings LLC,144A,9.25%, 2/1/29	246,000	256,983
goeasy Ltd.
144A,9.25%, 12/1/28	134,000	142,939
144A,7.625%, 7/1/29	140,000	145,356
Jane Street Group / JSG Finance, Inc.,144A,4.50%, 11/15/29	140,000	132,578
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,144A,5.00%, 8/15/28	241,000	230,403
LD Holdings Group LLC,144A,6.125%, 4/1/28 (a)	125,000	108,968
Midcap Financial Issuer Trust
144A,6.50%, 5/1/28	215,000	212,351
144A,5.625%, 1/15/30	95,000	89,475
Nationstar Mortgage Holdings, Inc.
144A,5.00%, 2/1/26 (a)	129,000	128,291
144A,6.00%, 1/15/27	97,000	96,894
144A,5.50%, 8/15/28	203,000	199,102
144A,6.50%, 8/1/29	175,000	176,284

	Principal Amount $	Value $
Navient Corp.
6.75%, 6/25/25	112,000	112,585
6.75%, 6/15/26	154,000	156,015
5.00%, 3/15/27	124,000	122,146
4.875%, 3/15/28	113,000	109,580
5.50%, 3/15/29	207,000	199,383
OneMain Finance Corp.
7.125%, 3/15/26	343,000	350,015
3.50%, 1/15/27	170,000	164,134
6.625%, 1/15/28	173,000	176,226
3.875%, 9/15/28	134,000	125,723
9.00%, 1/15/29	136,000	143,709
6.625%, 5/15/29	201,000	205,130
5.375%, 11/15/29	168,000	164,282
Osaic Holdings, Inc.,144A,10.75%, 8/1/27	83,000	85,913
PennyMac Financial Services, Inc.
144A,5.375%, 10/15/25	194,000	194,161
144A,4.25%, 2/15/29	155,000	145,786
144A,7.875%, 12/15/29	182,000	190,701
PHH Escrow Issuer LLC/PHH Corp.,144A,9.875%, 11/1/29	113,000	109,784
PRA Group, Inc.,144A,8.875%, 1/31/30	124,000	130,689
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26	279,000	267,825
144A,3.625%, 3/1/29	185,000	172,072
SLM Corp.
3.125%, 11/2/26	109,000	105,077
6.50%, 1/31/30	117,000	120,466
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25	202,000	201,724
144A,5.75%, 6/15/27	117,000	115,978
144A,5.50%, 4/15/29	145,000	140,801
UWM Holdings LLC,144A,6.625%, 2/1/30	180,000	181,638

(Cost $7,447,174)		7,592,038

Insurance — 1.3%
Acrisure LLC / Acrisure Finance, Inc.
144A,4.25%, 2/15/29	174,000	164,867
144A,8.50%, 6/15/29	118,000	124,155
144A,6.00%, 8/1/29	120,000	117,064
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
144A,4.25%, 10/15/27	151,000	146,008
144A,6.75%, 10/15/27	293,000	292,416
144A,6.75%, 4/15/28	282,000	285,465
144A,5.875%, 11/1/29	117,000	113,952

See Notes to Financial Statements.

DBX ETF Trust | 37

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
AmWINS Group, Inc.,144A,6.375%, 2/15/29	183,000	185,188
AssuredPartners, Inc.,144A,5.625%, 1/15/29	116,000	117,685
FWD Group Holdings Ltd.,144A,8.40%, 4/5/29	205,000	218,627
HUB International Ltd.,144A,5.625%, 12/1/29	118,000	115,875
Ryan Specialty LLC,144A,4.375%, 2/1/30	93,000	88,221

(Cost $1,926,089)		1,969,523

Investment Companies — 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.75%, 1/15/29	173,000	176,579
144A,10.00%, 11/15/29	115,000	117,021

(Cost $294,301)		293,600

Real Estate — 0.6%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.,144A,5.75%, 1/15/29	128,000	105,417
Cushman & Wakefield US Borrower LLC,144A,6.75%, 5/15/28	160,000	161,694
Howard Hughes Corp.
144A,5.375%, 8/1/28	178,000	173,221
144A,4.125%, 2/1/29	160,000	147,017
Hunt Cos., Inc.,144A,5.25%, 4/15/29	148,000	142,996
Kennedy-Wilson, Inc.
4.75%, 3/1/29	140,000	131,246
4.75%, 2/1/30	140,000	128,184

(Cost $963,116)		989,775

Real Estate Investment Trusts — 4.6%
Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29	126,000	117,418
Brandywine Operating Partnership LP
3.95%, 11/15/27	110,000	105,323
8.875%, 4/12/29	93,000	99,762
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26	198,000	197,504
144A,4.50%, 4/1/27	142,000	136,935
Diversified Healthcare Trust,4.75%, 2/15/28 (a)	117,000	104,409
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	109,000	103,162
Hudson Pacific Properties LP 3.95%, 11/1/27	91,000	82,055

	Principal Amount $	Value $
4.65%, 4/1/29 (a)	117,000	91,526
3.25%, 1/15/30	89,000	62,869
Iron Mountain, Inc.
144A,4.875%, 9/15/27	219,000	215,639
144A,5.25%, 3/15/28	193,000	190,610
144A,5.00%, 7/15/28	103,000	100,936
144A,7.00%, 2/15/29	258,000	265,922
144A,4.875%, 9/15/29	232,000	223,683
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	139,000	135,385
144A,4.75%, 6/15/29	145,000	140,038
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27 (a)	328,000	295,427
4.625%, 8/1/29 (a)	210,000	163,144
Necessity Retail REIT Inc/The / American Finance Operating Partner LP,144A,4.50%, 9/30/28	121,000	115,251
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,5.875%, 10/1/28	169,000	167,858
144A,4.875%, 5/15/29	173,000	165,590
144A,7.00%, 2/1/30	128,000	130,856
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	134,000	131,305
144A,7.25%, 7/15/28	91,000	94,375
144A,4.50%, 2/15/29	140,000	134,206
Rithm Capital Corp.,144A,8.00%, 4/1/29	180,000	182,871
RLJ Lodging Trust LP
144A,3.75%, 7/1/26	89,000	87,435
144A,4.00%, 9/15/29	130,000	119,473
SBA Communications Corp.
3.875%, 2/15/27	381,000	371,276
3.125%, 2/1/29	312,000	286,276
Service Properties Trust
4.75%, 10/1/26	125,000	122,104
4.95%, 2/15/27	146,000	142,662
5.50%, 12/15/27	100,000	97,483
3.95%, 1/15/28	97,000	86,905
8.375%, 6/15/29	147,000	148,760
4.95%, 10/1/29 (a)	107,000	89,781
4.375%, 2/15/30	76,000	61,500
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26	120,000	116,878
144A,4.375%, 1/15/27	102,000	99,673
144A,7.25%, 4/1/29	140,000	145,774

See Notes to Financial Statements.

38 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,144A,6.00%, 1/15/30	157,000	141,347
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	649,000	693,381
144A,4.75%, 4/15/28	144,000	138,347
144A,6.50%, 2/15/29	265,000	246,504

(Cost $6,966,136)		7,149,618

REITS — 0.2%
Blackstone Mortgage Trust, Inc.,144A,7.75%, 12/1/29	107,000	111,395
Office Properties Income Trust,144A,9.00%, 9/30/29	136,000	115,260
Pebblebrook Hotel LP / PEB Finance Corp.,144A,6.375%, 10/15/29	93,000	93,401

(Cost $320,423)		320,056

Venture Capital — 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	158,000	157,744
5.25%, 5/15/27	315,000	306,474
4.375%, 2/1/29	161,000	138,605

(Cost $602,592)		602,823

Industrial — 8.7%

Aerospace/Defense — 2.0%
Bombardier, Inc.
144A,7.875%, 4/15/27	121,000	121,622
144A,6.00%, 2/15/28	171,000	170,614
144A,7.50%, 2/1/29	175,000	181,177
Spirit AeroSystems, Inc.
4.60%, 6/15/28 (a)	150,000	145,099
144A,9.375%, 11/30/29	250,000	268,833
TransDigm, Inc.
5.50%, 11/15/27	703,000	696,578
144A,6.75%, 8/15/28	476,000	484,749
4.625%, 1/15/29	280,000	266,445
144A,6.375%, 3/1/29	591,000	599,527
4.875%, 5/1/29	193,000	184,604

(Cost $3,069,058)		3,119,248

Building Materials — 0.7%
Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28	166,000	157,535
Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29	120,000	114,424
MIWD Holdco II LLC / MIWD Finance Corp.,144A,5.50%, 2/1/30	110,000	105,705
Smyrna Ready Mix Concrete LLC,144A,6.00%, 11/1/28	250,000	248,092

	Principal Amount $	Value $
Standard Industries, Inc.
144A,5.00%, 2/15/27	220,000	218,085
144A,4.75%, 1/15/28	228,000	223,060

(Cost $1,066,710)		1,066,901

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28	121,000	116,748
144A,4.375%, 3/31/29	231,000	216,522
WESCO Distribution, Inc.
144A,7.25%, 6/15/28	315,000	320,634
144A,6.375%, 3/15/29	198,000	201,675

(Cost $844,908)		855,579

Electronics — 0.5%
Imola Merger Corp.,144A,4.75%, 5/15/29	454,000	437,130
Sensata Technologies BV,144A,4.00%, 4/15/29	248,000	230,788
Sensata Technologies, Inc.,144A,4.375%, 2/15/30	100,000	93,293

(Cost $759,809)		761,211

Engineering & Construction — 0.3%
Arcosa, Inc.,144A,4.375%, 4/15/29	85,000	80,504
Fluor Corp.,4.25%, 9/15/28	124,000	118,792
HTA Group Ltd./ Mauritius,144A,7.50%, 6/4/29	206,000	209,414
IHS Holding Ltd.,144A,6.25%, 11/29/28	126,000	122,209

(Cost $517,372)		530,919

Environmental Control — 0.8%
GFL Environmental, Inc.
144A,3.75%, 8/1/25	162,000	161,441
144A,5.125%, 12/15/26	98,000	98,015
144A,4.00%, 8/1/28	133,000	126,291
144A,3.50%, 9/1/28	145,000	136,521
144A,4.75%, 6/15/29	194,000	186,696
144A,4.375%, 8/15/29	176,000	166,316
Madison IAQ LLC
144A,4.125%, 6/30/28	159,000	152,077
144A,5.875%, 6/30/29	251,000	242,261

(Cost $1,252,491)		1,269,618

Machinery-Construction & Mining — 0.1%
Terex Corp.,144A,5.00%, 5/15/29

(Cost $145,669)	151,000	145,585

Machinery-Diversified — 0.5%
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC,144A,9.00%, 2/15/29	238,000	250,831

See Notes to Financial Statements.

DBX ETF Trust | 39

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Maxim Crane Works Holdings Capital LLC,144A,11.50%, 9/1/28	117,000	123,306
TK Elevator Holdco GmbH,144A,7.625%, 7/15/28	100,000	100,776
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	354,000	350,730

(Cost $811,659)		825,643

Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.,6.25%, 2/15/29	115,000	116,658
Trinity Industries, Inc.,144A,7.75%, 7/15/28	125,000	130,610

(Cost $243,499)		247,268

Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	147,000	146,394
144A,3.25%, 9/1/28	176,000	161,089
144A,4.00%, 9/1/29 (a)	245,000	214,158
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,4.125%, 8/15/26 (a)	229,000	208,166
144A,5.25%, 8/15/27 (a)	236,000	120,738
144A,5.25%, 8/15/27 (a)	189,000	96,692
Ball Corp.
6.875%, 3/15/28	170,000	174,447
6.00%, 6/15/29	218,000	221,929
Berry Global, Inc.,144A,5.625%, 7/15/27	140,000	140,061
Canpack SA / Canpack US LLC,144A,3.875%, 11/15/29	187,000	169,795
Clydesdale Acquisition Holdings, Inc.,144A,6.875%, 1/15/30	113,000	115,256
Graphic Packaging International LLC
144A,3.50%, 3/15/28	118,000	112,100
144A,3.75%, 2/1/30	90,000	82,933
LABL, Inc.
144A,5.875%, 11/1/28	119,000	105,433
144A,8.25%, 11/1/29 (a)	104,000	88,725
Mauser Packaging Solutions Holding Co.
144A,7.875%, 4/15/27	601,000	610,865
144A,9.25%, 4/15/27	352,000	357,565
OI European Group BV,144A,4.75%, 2/15/30	90,000	82,877
Owens-Brockway Glass Container, Inc.,144A,6.625%, 5/13/27	185,000	184,973
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC,144A,4.00%, 10/15/27	190,000	190,551

	Principal Amount $	Value $
Sealed Air Corp.
144A,4.00%, 12/1/27	95,000	92,167
144A,6.125%, 2/1/28	204,000	205,988
144A,5.00%, 4/15/29	100,000	97,596
Silgan Holdings, Inc.,4.125%, 2/1/28	129,000	124,529

(Cost $4,170,532)		4,105,027

Transportation — 0.3%
Brightline East LLC,144A,11.00%, 1/31/30 (a)	261,000	238,959
Seaspan Corp.,144A,5.50%, 8/1/29	178,000	164,036

(Cost $422,414)		402,995

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC,144A,5.50%, 5/1/28

(Cost $242,686)	255,000	251,711

Technology — 5.3%

Computers — 1.3%
CA Magnum Holdings,144A,5.375%, 10/31/26	239,000	236,661
McAfee Corp.,144A,7.375%, 2/15/30	472,000	460,328
NCR Atleos Corp.,144A,9.50%, 4/1/29	291,000	317,884
NCR Voyix Corp.
144A,5.00%, 10/1/28	145,000	140,745
144A,5.125%, 4/15/29	89,000	85,633
Seagate HDD Cayman
4.875%, 6/1/27	114,000	112,669
4.091%, 6/1/29	112,000	106,187
8.25%, 12/15/29	108,000	115,785
Western Digital Corp.,4.75%, 2/15/26	524,000	518,793

(Cost $2,069,021)		2,094,685

Office/Business Equipment — 0.2%
Xerox Holdings Corp.
144A,5.50%, 8/15/28	167,000	135,428
144A,8.875%, 11/30/29	121,000	99,971

(Cost $255,970)		235,399

Semiconductors — 0.5%
ams-OSRAM AG,144A,12.25%, 3/30/29	94,000	99,399
Entegris, Inc.
144A,4.375%, 4/15/28	100,000	96,622
144A,4.75%, 4/15/29	346,000	334,736
144A,3.625%, 5/1/29	99,000	91,873

See Notes to Financial Statements.

40 | DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
ON Semiconductor Corp.,144A,3.875%, 9/1/28	170,000	160,963

(Cost $767,031)		783,593

Software — 3.3%
AthenaHealth Group, Inc.,144A,6.50%, 2/15/30	549,000	533,133
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29	180,000	170,264
Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	175,000	162,504
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28	204,000	191,635
144A,4.875%, 7/1/29	214,000	196,597
Cloud Software Group, Inc.
144A,6.50%, 3/31/29	902,000	887,944
144A,9.00%, 9/30/29	912,000	932,821
Fair Isaac Corp.
144A,5.25%, 5/15/26	80,000	80,299
144A,4.00%, 6/15/28	240,000	229,918
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL,144A,8.75%, 5/1/29	162,000	163,524
Open Text Corp.
144A,3.875%, 2/15/28	233,000	220,825
144A,3.875%, 12/1/29	203,000	186,845
Open Text Holdings, Inc.,144A,4.125%, 2/15/30	190,000	175,678
Rocket Software, Inc.
144A,9.00%, 11/28/28	160,000	165,846
144A,6.50%, 2/15/29	142,000	136,799
SS&C Technologies, Inc.,144A,5.50%, 9/30/27	481,000	479,270
Twilio, Inc.,3.625%, 3/15/29	104,000	97,136
West Technology Group LLC,144A,8.50%, 4/10/27	104,000	83,050

(Cost $5,063,888)		5,094,088

Utilities — 2.7%

Electric — 2.5%
Calpine Corp.
144A,4.50%, 2/15/28	294,000	287,749
144A,5.125%, 3/15/28	280,000	276,034
144A,4.625%, 2/1/29	167,000	160,168
Clearway Energy Operating LLC,144A,4.75%, 3/15/28	181,000	175,955
Continuum Energy Aura Pte Ltd.,144A,9.50%, 2/24/27	91,000	95,007
ContourGlobal Power Holdings SA,144A,6.75%, 2/28/30	119,000	119,762
DPL, Inc.,4.125%, 7/1/25	149,000	148,381

	Principal Amount $	Value $
NRG Energy, Inc.
5.75%, 1/15/28	150,000	150,485
144A,3.375%, 2/15/29	135,000	124,264
144A,5.25%, 6/15/29	170,000	166,760
144A,5.75%, 7/15/29	177,000	175,649
PG&E Corp.,5.00%, 7/1/28	248,000	241,807
Pike Corp.,144A,5.50%, 9/1/28	169,000	165,490
TransAlta Corp.,7.75%, 11/15/29	86,000	89,941
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	286,000	286,121
144A,5.625%, 2/15/27	235,000	235,187
144A,5.00%, 7/31/27	291,000	287,833
144A,4.375%, 5/1/29	304,000	290,412
XPLR Infrastructure Operating Partners LP
144A,3.875%, 10/15/26	114,000	109,531
144A,4.50%, 9/15/27	152,000	145,333
144A,7.25%, 1/15/29 (a)	156,000	155,087

(Cost $3,846,690)		3,886,956

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 8/20/26	142,000	141,867
5.75%, 5/20/27	133,000	128,450
144A,9.375%, 6/1/28	118,000	119,407

(Cost $389,127)		389,724

TOTAL CORPORATE BONDS

(Cost $150,812,704)		152,816,930

	Number of Shares

SECURITIES LENDING COLLATERAL — 4.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)

(Cost $6,204,170)	6,204,170	6,204,170

CASH EQUIVALENTS — 2.1%
DWS Government Money Market Series “Institutional Shares”, 4.30% (b)

(Cost $3,271,072)	3,271,072	3,271,072

TOTAL INVESTMENTS — 103.9%

(Cost $160,287,946)		162,292,172

Other assets and liabilities,net — (3.9%)		(6,065,465)
NET ASSETS — 100.0%		156,226,707

See Notes to Financial Statements.

DBX ETF Trust | 41

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
SECURITIES LENDING COLLATERAL — 4.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)
4,160,683	2,043,487	(d)	—	—	—	57,879	—	6,204,170	6,204,170

CASH EQUIVALENTS — 2.1%
DWS Government Money Market Series “Institutional Shares”, 4.30% (b)
1,306,482	13,121,962		(11,157,372)	—	—	37,194	—	3,271,072	3,271,072

5,467,165	15,165,449		(11,157,372)	—	—	95,073	—	9,475,242	9,475,242

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $6,061,796, which is 3.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$152,816,930	$—	$152,816,930

Short-Term Investments (a)	9,475,242	—	—	9,475,242

TOTAL	$9,475,242	$152,816,930	$—	$162,292,172

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

42 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
CORPORATE BONDS — 98.1%

Basic Materials — 6.7%

Chemicals — 3.4%
Ashland, Inc.
144A,3.375%, 9/1/31	338,000	294,218
6.875%, 5/15/43	214,000	224,075
Avient Corp.
144A,7.125%, 8/1/30	484,000	498,733
144A,6.25%, 11/1/31	510,000	511,439
Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	386,000	402,010
Axalta Coating Systems LLC,144A,3.375%, 2/15/29	568,000	524,411
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV,144A,4.75%, 6/15/27	376,000	371,592
Celanese US Holdings LLC
1.40%, 8/5/26	300,000	284,300
6.415%, 7/15/27	1,500,000	1,537,411
6.60%, 11/15/28	750,000	778,440
6.58%, 7/15/29	560,000	582,134
6.80%, 11/15/30	750,000	791,269
6.629%, 7/15/32	750,000	782,385
6.95%, 11/15/33	750,000	801,979
Cerdia Finanz GMBH,144A,9.375%, 10/3/31 Chemours Co.	690,000	723,155
5.375%, 5/15/27	373,000	366,965
144A,5.75%, 11/15/28	598,000	567,319
144A,4.625%, 11/15/29	530,000	470,904
Chemours (The) Co.,144A,8.00%, 1/15/33	430,000	423,871
Consolidated Energy Finance SA
144A,5.625%, 10/15/28	405,000	351,965
144A,12.00%, 2/15/31 (a)	442,000	449,798
CVR Partners LP / CVR Nitrogen Finance Corp.,144A,6.125%, 6/15/28	418,000	410,507
Element Solutions, Inc.,144A,3.875%, 9/1/28	610,000	579,912
HB Fuller Co.
4.00%, 2/15/27	204,000	197,131
4.25%, 10/15/28	259,000	246,885
Herens Holdco SARL,144A,4.75%, 5/15/28	238,000	217,470
INEOS Finance PLC
144A,6.75%, 5/15/28	330,000	333,405
144A,7.50%, 4/15/29	544,000	558,402
INEOS Quattro Finance 2 PLC,144A,9.625%, 3/15/29	256,000	270,758
Ingevity Corp.,144A,3.875%, 11/1/28	425,000	399,189

	Principal Amount $	Value $
Methanex Corp.
5.125%, 10/15/27	579,000	569,991
5.25%, 12/15/29 (a)	449,000	438,303
5.65%, 12/1/44	232,000	201,673
Methanex US Operations, Inc.,144A,6.25%, 3/15/32	500,000	501,055
Minerals Technologies, Inc.,144A,5.00%, 7/1/28	275,000	266,160
NOVA Chemicals Corp.
144A,5.25%, 6/1/27	870,000	865,338
144A,8.50%, 11/15/28	290,000	307,601
144A,4.25%, 5/15/29	462,000	438,550
144A,9.00%, 2/15/30	490,000	529,220
144A,7.00%, 12/1/31	280,000	289,810
Nufarm Australia Ltd. / Nufarm Americas, Inc.,144A,5.00%, 1/27/30	224,000	209,196
OCI NV,144A,6.70%, 3/16/33	432,000	455,940
Olin Corp.
5.125%, 9/15/27	356,000	355,525
5.625%, 8/1/29	430,000	422,524
5.00%, 2/1/30	500,000	475,876
Olympus Water US Holding Corp.
144A,7.125%, 10/1/27	247,000	250,029
144A,4.25%, 10/1/28	522,000	491,714
144A,9.75%, 11/15/28	1,523,000	1,602,937
144A,7.25%, 6/15/31	588,000	598,172
Rain Carbon, Inc.,144A,12.25%, 9/1/29 (a)	325,000	344,703
SCIH Salt Holdings, Inc.,144A,4.875%, 5/1/28	848,000	817,270
SCIL IV LLC / SCIL USA Holdings LLC,144A,5.375%, 11/1/26	465,000	460,802
SK Invictus Intermediate II SARL,144A,5.00%, 10/30/29	532,000	499,775
SNF Group SACA
144A,3.125%, 3/15/27	449,000	428,369
144A,3.375%, 3/15/30	227,000	200,041
Tronox, Inc.,144A,4.625%, 3/15/29 (a)	837,000	749,020
WR Grace Holdings LLC
144A,4.875%, 6/15/27	545,000	531,260
144A,7.375%, 3/1/31	214,000	218,095

(Cost $28,006,117)		28,470,981

Forest Products & Paper — 0.3%
Ahlstrom Holding 3 Oy,144A,4.875%, 2/4/28	187,000	177,145
Domtar Corp.,144A,6.75%, 10/1/28	464,000	430,416
Glatfelter Corp.,144A,4.75%, 11/15/29	395,000	359,199
Magnera Corp.,144A,7.25%, 11/15/31	600,000	602,694

See Notes to Financial Statements.

DBX ETF Trust | 43

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Mercer International, Inc.
144A,12.875%, 10/1/28	270,000	294,783
5.125%, 2/1/29	678,000	615,185

(Cost $2,417,318)		2,479,422

Iron/Steel — 1.3%
Algoma Steel, Inc.,144A,9.125%, 4/15/29	220,000	217,800
ATI, Inc.
5.875%, 12/1/27	264,000	264,017
4.875%, 10/1/29	219,000	210,476
7.25%, 8/15/30	452,000	469,962
5.125%, 10/1/31	183,000	173,573
Big River Steel LLC / BRS Finance Corp.,144A,6.625%, 1/31/29	501,000	503,268
Carpenter Technology Corp.
6.375%, 7/15/28	315,000	316,024
7.625%, 3/15/30	194,000	200,289
Cleveland-Cliffs, Inc. 5.875%, 6/1/27	425,000	424,319
144A,4.625%, 3/1/29	256,000	238,712
144A,6.875%, 11/1/29	660,000	663,425
144A,6.75%, 4/15/30	564,000	564,572
144A,4.875%, 3/1/31	279,000	251,449
144A,7.50%, 9/15/31	650,000	659,958
144A,7.00%, 3/15/32 (a)	1,070,000	1,074,542
144A,7.375%, 5/1/33 (a)	660,000	662,707
Commercial Metals Co.
4.125%, 1/15/30	264,000	247,685
3.875%, 2/15/31	184,000	166,376
4.375%, 3/15/32	275,000	250,668
Mineral Resources Ltd.
144A,8.125%, 5/1/27	573,000	573,135
144A,8.00%, 11/1/27	510,000	515,438
144A,9.25%, 10/1/28	750,000	776,031
144A,8.50%, 5/1/30	493,000	498,272
TMS International Corp.,144A,6.25%, 4/15/29	264,000	249,922
United States Steel Corp.
6.875%, 3/1/29 (a)	291,000	294,721
6.65%, 6/1/37	198,000	197,885

(Cost $10,582,946)		10,665,226

Mining — 1.7%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27	620,000	615,590
144A,6.125%, 5/15/28	410,000	411,511
144A,4.125%, 3/31/29	390,000	366,862
144A,7.125%, 3/15/31	599,000	623,766
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30	529,000	551,270
144A,11.50%, 10/1/31	361,000	403,572

	Principal Amount $	Value $
Century Aluminum Co.,144A,7.50%, 4/1/28	153,000	154,992
Coeur Mining, Inc.,144A,5.125%, 2/15/29	310,000	299,281
Compass Minerals International, Inc.,144A,6.75%, 12/1/27 (a)	364,000	361,697
Constellium SE
144A,5.625%, 6/15/28	329,000	325,837
144A,3.75%, 4/15/29 (a)	386,000	355,426
144A,6.375%, 8/15/32	229,000	229,507
Eldorado Gold Corp.,144A,6.25%, 9/1/29	360,000	357,962
FMG Resources August 2006 Pty Ltd.
144A,4.50%, 9/15/27	467,000	455,606
144A,5.875%, 4/15/30	619,000	616,449
144A,4.375%, 4/1/31	1,151,000	1,056,039
144A,6.125%, 4/15/32	523,000	523,445
Hecla Mining Co.,7.25%, 2/15/28	291,000	294,367
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26	448,000	443,058
144A,6.125%, 4/1/29	419,000	418,460
IAMGOLD Corp.,144A,5.75%, 10/15/28	240,000	235,803
JW Aluminum Continuous Cast Co.,144A,10.25%, 6/1/26	180,000	180,675
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	440,000	424,589
144A,4.50%, 6/1/31	367,000	333,957
New Gold, Inc.,144A,7.50%, 7/15/27	416,000	419,639
Novelis Corp.
144A,3.25%, 11/15/26	559,000	542,301
144A,4.75%, 1/30/30	1,224,000	1,153,678
144A,3.875%, 8/15/31	542,000	476,829
Novelis, Inc.,144A,6.875%, 1/30/30	600,000	613,372
Perenti Finance Pty Ltd.,144A,7.50%, 4/26/29	220,000	228,851
Taseko Mines Ltd.,144A,8.25%, 5/1/30	400,000	415,077

(Cost $13,703,838)		13,889,468

Communications — 14.7%
Advertising — 1.0%
Advantage Sales & Marketing, Inc.,144A,6.50%, 11/15/28	477,000	451,749
Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	923,000	902,384
144A,9.00%, 9/15/28	530,000	558,173
144A,7.875%, 4/1/30	673,000	687,210
Lamar Media Corp.
3.75%, 2/15/28	654,000	625,811
4.875%, 1/15/29	357,000	347,212

See Notes to Financial Statements.

44 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
4.00%, 2/15/30 (a)	337,000	313,257
3.625%, 1/15/31	360,000	323,732
Neptune Bidco US, Inc.,144A,9.29%, 4/15/29	1,962,000	1,757,434
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	518,000	507,577
144A,4.25%, 1/15/29	466,000	437,929
144A,4.625%, 3/15/30 (a)	367,000	343,269
144A,7.375%, 2/15/31	228,000	239,517
Stagwell Global LLC,144A,5.625%, 8/15/29	854,000	827,336

(Cost $8,261,623)		8,322,590

Internet — 1.9%
ANGI Group LLC,144A,3.875%, 8/15/28 (a)	405,000	371,447
Arches Buyer, Inc.,144A,4.25%, 6/1/28	740,000	693,985
Cablevision Lightpath LLC,144A,3.875%, 9/15/27	346,000	327,882
Cars.com, Inc.,144A,6.375%, 11/1/28	295,000	293,360
Cogent Communications Group LLC
144A,3.50%, 5/1/26	326,000	318,370
144A,7.00%, 6/15/27	428,000	431,524
Cogent Communications Group, Inc. / Cogent Communications Finance, Inc.,144A,7.00%, 6/15/27	200,000	201,412
Gen Digital, Inc.
144A,6.75%, 9/30/27	669,000	681,170
144A,7.125%, 9/30/30	466,000	480,567
144A,6.25%, 4/1/33	700,000	700,860
Getty Images, Inc.,144A,9.75%, 3/1/27	200,000	200,478
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	444,000	440,397
144A,3.50%, 3/1/29	635,000	588,523
GrubHub Holdings, Inc.,144A,5.50%, 7/1/27 (a)	385,000	358,205
ION Trading Technologies SARL
144A,5.75%, 5/15/28	354,000	334,655
144A,9.50%, 5/30/29	598,000	616,906
Match Group Holdings II LLC
144A,5.00%, 12/15/27	456,000	448,620
144A,4.625%, 6/1/28	306,000	296,341
144A,5.625%, 2/15/29	304,000	298,801
144A,4.125%, 8/1/30	366,000	331,066
144A,3.625%, 10/1/31	327,000	282,660
Rakuten Group, Inc.
144A,5.125%, Perpetual (a)	601,000	587,832
144A,6.25%, Perpetual (a)	763,000	701,819

	Principal Amount $	Value $
144A,11.25%, 2/15/27	1,454,000	1,593,816
144A,9.75%, 4/15/29	1,396,000	1,532,897
144A,8.125%, 6/15/73	420,000	424,202
Snap, Inc.,144A,6.875%, 3/1/33	1,130,000	1,144,100
Wayfair LLC,144A,7.25%, 10/31/29	570,000	578,901
Ziff Davis, Inc.,144A,4.625%, 10/15/30	395,000	364,533

(Cost $14,990,979)		15,625,329

Media — 6.4%
AMC Networks, Inc.
144A,10.25%, 1/15/29	663,000	702,780
4.25%, 2/15/29	762,000	593,164
Block Communications, Inc.,144A,4.875%, 3/1/28	195,000	184,194
Cable One, Inc.,144A,4.00%, 11/15/30 (a)	490,000	398,391
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.50%, 5/1/26	571,000	570,249
144A,5.125%, 5/1/27	1,984,000	1,956,663
144A,5.00%, 2/1/28	1,620,000	1,580,130
144A,5.375%, 6/1/29	1,198,000	1,164,992
144A,6.375%, 9/1/29	883,000	886,431
144A,4.75%, 3/1/30	1,720,000	1,602,639
144A,4.50%, 8/15/30	1,674,000	1,531,809
144A,4.25%, 2/1/31	1,974,000	1,770,977
144A,7.375%, 3/1/31 (a)	696,000	716,262
144A,4.75%, 2/1/32 (a)	822,000	738,555
4.50%, 5/1/32	1,894,000	1,668,851
144A,4.50%, 6/1/33	1,163,000	1,005,393
144A,4.25%, 1/15/34	1,313,000	1,100,648
Directv Financing LLC,144A,8.875%, 2/1/30	550,000	536,661
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
144A,5.875%, 8/15/27	2,511,000	2,471,509
144A,10.00%, 2/15/31	1,560,000	1,531,129
DISH Network Corp.,144A,11.75%, 11/15/27	2,637,000	2,782,487
GCI LLC,144A,4.75%, 10/15/28	463,000	438,517
Gray Media, Inc.,144A,10.50%, 7/15/29 (a)	972,000	1,002,413
LCPR Senior Secured Financing DAC
144A,6.75%, 10/15/27	894,000	762,066
144A,5.125%, 7/15/29 (a)	622,000	469,511
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	630,000	617,877
144A,7.375%, 9/1/31	470,000	480,674
Midcontinent Communications,144A,8.00%, 8/15/32 (a)	490,000	501,565

See Notes to Financial Statements.

DBX ETF Trust | 45

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Nexstar Media, Inc.
144A,5.625%, 7/15/27	1,324,000	1,309,693
144A,4.75%, 11/1/28	740,000	701,115
Paramount Global
6.25%, 2/28/57	539,000	518,589
6.375%, 3/30/62	723,000	702,460
Scripps Escrow II, Inc.,144A,3.875%, 1/15/29	385,000	272,443
Sinclair Television Group, Inc.
144A,4.375%, 12/31/32	200,000	125,978
144A,8.125%, 2/15/33	1,050,000	1,040,066
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	753,000	728,337
144A,5.00%, 8/1/27	1,114,000	1,098,705
144A,4.00%, 7/15/28	1,575,000	1,479,436
144A,5.50%, 7/1/29	890,000	871,568
144A,4.125%, 7/1/30	1,109,000	996,042
144A,3.875%, 9/1/31 (a)	1,150,000	997,499
Sunrise FinCo I BV,144A,4.875%, 7/15/31 (a)	905,000	844,623
TEGNA, Inc.
144A,4.75%, 3/15/26	447,000	443,834
4.625%, 3/15/28	773,000	738,588
5.00%, 9/15/29	812,000	767,802
Univision Communications, Inc.
144A,6.625%, 6/1/27	1,119,000	1,121,303
144A,8.00%, 8/15/28	1,081,000	1,098,080
144A,4.50%, 5/1/29	759,000	684,869
144A,7.375%, 6/30/30	690,000	674,026
144A,8.50%, 7/31/31	945,000	942,085
Virgin Media Finance PLC,144A,5.00%, 7/15/30	713,000	618,722
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	1,127,000	1,078,639
144A,4.50%, 8/15/30	654,000	581,727
Virgin Media Vendor Financing Notes IV DAC,144A,5.00%, 7/15/28	385,000	369,032
VZ Secured Financing BV,144A,5.00%, 1/15/32	1,107,000	975,813
Ziggo Bond Co. BV,144A,5.125%, 2/28/30	388,000	343,730
Ziggo BV,144A,4.875%, 1/15/30	782,000	719,915

(Cost $51,694,066)		52,611,256

Telecommunications — 5.4%
Africell Holding Ltd.,144A,10.50%, 10/23/29	210,000	207,013
Bell Telephone Co. of Canada Or Bell Canada
6.875%, 9/15/55	750,000	752,503
7.00%, 9/15/55	940,000	943,629

	Principal Amount $	Value $
British Telecommunications PLC
144A,4.25%, 11/23/81	376,000	365,975
144A,4.875%, 11/23/81 (a)	353,000	325,494
Ciena Corp.,144A,4.00%, 1/31/30	285,000	264,747
CommScope LLC,144A,4.75%, 9/1/29	700,000	629,670
Connect Finco SARL / Connect US Finco LLC,144A,9.00%, 9/15/29	1,494,000	1,369,195
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	271,000	258,646
144A,6.50%, 10/1/28	583,000	567,647
EchoStar Corp.
10.75%, 11/30/29	4,070,000	4,360,601
6.75% PIK, 11/30/30	1,700,000	1,591,958
Fibercop SpA
144A,6.375%, 11/15/33	386,000	378,280
144A,6.00%, 9/30/34	361,000	340,127
144A,7.20%, 7/18/36	381,000	380,759
144A,7.721%, 6/4/38	381,000	392,969
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	957,000	956,621
144A,5.00%, 5/1/28	1,013,000	1,002,420
144A,6.75%, 5/1/29	740,000	749,534
5.875%, 11/1/29	630,000	630,253
144A,6.00%, 1/15/30	800,000	802,961
144A,8.75%, 5/15/30	978,000	1,033,927
144A,8.625%, 3/15/31	586,000	626,023
Frontier Florida LLC, Series E, 6.86%, 2/1/28	224,000	229,961
GoTo Group, Inc.,144A,5.50%, 5/1/28	260,000	224,900
Hughes Satellite Systems Corp.,5.25%, 8/1/26 (a)	580,000	539,707
Iliad Holding Sasu,144A,7.00%, 4/15/32	690,000	696,756
Iliad Holding SASU
144A,7.00%, 10/15/28	547,000	556,634
144A,8.50%, 4/15/31	676,000	720,046
Intelsat Jackson Holdings SA,144A,6.50%, 3/15/30 (a)	2,263,000	2,108,143
Level 3 Financing, Inc.
144A,10.50%, 4/15/29	482,000	539,840
144A,11.00%, 11/15/29	1,190,000	1,350,330
144A,10.50%, 5/15/30	668,000	727,285
144A,10.75%, 12/15/30	470,000	526,422
Lumen Technologies, Inc.
144A,4.125%, 4/15/29	239,000	217,507
144A,4.125%, 4/15/30	290,000	259,846
144A,10.00%, 10/15/32	385,000	384,403

See Notes to Financial Statements.

46 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Millicom International Cellular SA
144A,5.125%, 1/15/28	354,600	343,463
144A,6.25%, 3/25/29	472,500	469,266
144A,4.50%, 4/27/31	561,000	500,752
144A,7.375%, 4/2/32	400,000	408,400
Rogers Communications, Inc.
7.00%, 4/15/55	820,000	823,635
7.125%, 4/15/55	750,000	754,408
144A,5.25%, 3/15/82 (a)	549,000	536,666
Sunrise HoldCo IV BV,144A,5.50%, 1/15/28	257,000	253,479
Telecom Italia Capital SA 6.375%, 11/15/33	385,000	382,090
6.00%, 9/30/34	341,000	327,099
7.20%, 7/18/36	381,000	388,400
7.721%, 6/4/38	381,000	394,381
United States Cellular Corp.,6.70%, 12/15/33	443,000	478,602
VEON Holdings BV,144A,3.375%, 11/25/27	800,000	722,086
Viasat, Inc.,144A,5.625%, 4/15/27	484,000	467,571
Viavi Solutions, Inc.,144A,3.75%, 10/1/29	245,000	224,562
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31	1,046,000	906,829
144A,4.75%, 7/15/31	1,010,000	885,338
144A,7.75%, 4/15/32	577,000	585,412
Vodafone Group PLC
7.00%, 4/4/79	1,504,000	1,546,611
3.25%, 6/4/81	366,000	353,935
4.125%, 6/4/81	713,000	640,904
5.125%, 6/4/81	732,000	565,289
Windstream Services LLC / Windstream Escrow Finance Corp.,144A,8.25%, 10/1/31	1,690,000	1,747,080
Zayo Group Holdings, Inc.,144A,4.00%, 3/1/27	1,098,000	1,035,810
Zegona Finance PLC,144A,8.625%, 7/15/29	699,000	742,687

(Cost $43,462,686)		44,497,487

Consumer, Cyclical — 22.0%
Airlines — 1.5%
Air Canada,144A,3.875%, 8/15/26	932,000	912,299
Allegiant Travel Co.,144A,7.25%, 8/15/27	398,000	402,090
American Airlines Inc/ AAdvantage Loyalty IP Ltd. 144A,5.50%, 4/20/26	1,075,833	1,074,712
144A,5.75%, 4/20/29	2,302,000	2,289,246
American Airlines, Inc.
144A,7.25%, 2/15/28 (a)	526,000	537,850

	Principal Amount $	Value $
144A,8.50%, 5/15/29	750,000	790,306
JetBlue Airways Corp. / JetBlue Loyalty LP,144A,9.875%, 9/20/31	1,508,000	1,596,373
OneSky Flight LLC,144A,8.875%, 12/15/29	420,000	436,003
United Airlines, Inc.
144A,4.375%, 4/15/26	1,553,000	1,533,360
144A,4.625%, 4/15/29	1,447,000	1,394,934
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
144A,7.875%, 5/1/27 (a)	343,000	339,308
144A,9.50%, 6/1/28	359,000	358,957
144A,6.375%, 2/1/30 (a)	773,000	697,483

(Cost $11,985,824)		12,362,921

Apparel — 0.6%
Champ Acquisition Corp.,144A,8.375%, 12/1/31	360,000	378,164
Crocs, Inc.
144A,4.25%, 3/15/29	254,000	238,097
144A,4.125%, 8/15/31	304,000	271,047
Hanesbrands, Inc.
144A,4.875%, 5/15/26	694,000	693,443
144A,9.00%, 2/15/31	463,000	493,089
Kontoor Brands, Inc.,144A,4.125%, 11/15/29	310,000	287,147
Levi Strauss & Co.,144A,3.50%, 3/1/31	410,000	365,603
S&s Holdings LLC,144A,8.375%, 10/1/31	440,000	438,599
Under Armour, Inc.,3.25%, 6/15/26	467,000	453,684
VF Corp.
2.80%, 4/23/27	415,000	391,242
2.95%, 4/23/30	520,000	453,721
6.00%, 10/15/33	212,000	208,354
6.45%, 11/1/37	220,000	217,878
William Carter Co.,144A,5.625%, 3/15/27	336,000	334,943

(Cost $5,182,890)		5,225,011

Auto Manufacturers — 1.3%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	241,000	236,447
144A,5.875%, 6/1/29	326,000	325,590
144A,3.75%, 1/30/31	770,000	692,205
Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29	815,000	790,303
Jaguar Land Rover Automotive PLC
144A,4.50%, 10/1/27	346,000	334,918
144A,5.875%, 1/15/28 (a)	444,000	442,518
144A,5.50%, 7/15/29 (a)	312,000	305,987

See Notes to Financial Statements.

DBX ETF Trust | 47

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

JB Poindexter & Co., Inc.,144A,8.75%, 12/15/31	481,000	503,059
Nissan Motor Acceptance Co. LLC
144A,2.00%, 3/9/26	600,000	580,183
144A,6.95%, 9/15/26	220,000	224,494
144A,1.85%, 9/16/26	750,000	713,543
144A,5.30%, 9/13/27	301,000	301,689
144A,2.75%, 3/9/28	450,000	418,003
144A,2.45%, 9/15/28	265,000	240,404
144A,7.05%, 9/15/28	550,000	578,549
144A,5.55%, 9/13/29	220,000	221,250
Nissan Motor Co. Ltd.
144A,4.345%, 9/17/27	1,880,000	1,847,960
144A,4.81%, 9/17/30	1,880,000	1,809,031
Wabash National Corp.,144A,4.50%, 10/15/28	311,000	280,597

(Cost $10,842,131)		10,846,730

Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	609,000	609,000
144A,7.00%, 4/15/28	366,000	373,409
144A,8.25%, 4/15/31 (a)	365,000	375,511
144A,7.50%, 2/15/33	600,000	600,261
American Axle & Manufacturing, Inc.
6.50%, 4/1/27 (a)	376,000	374,643
6.875%, 7/1/28 (a)	344,000	341,567
5.00%, 10/1/29 (a)	451,000	412,913
Aptiv Swiss Holdings Ltd.,6.875%, 12/15/54	400,000	396,264
Clarios Global LP / Clarios US Finance Co.
144A,6.25%, 5/15/26	393,000	392,981
144A,8.50%, 5/15/27	780,000	782,983
144A,6.75%, 5/15/28	570,000	581,912
144A,6.75%, 2/15/30 (a)	500,000	511,565
Cooper-Standard Automotive, Inc.,144A,9.00% Cash or 4.50% PIK, 3/31/27	400,000	420,961
Dana, Inc.
5.375%, 11/15/27	376,000	375,309
5.625%, 6/15/28	275,000	273,973
4.25%, 9/1/30	265,000	250,421
4.50%, 2/15/32	274,000	255,069
Garrett Motion Holdings, Inc. / Garrett LX I SARL,144A,7.75%, 5/31/32	628,000	640,109
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	658,000	655,136
4.875%, 3/15/27	590,000	579,270
5.00%, 7/15/29	627,000	596,015
5.25%, 4/30/31 (a)	377,000	349,208

	Principal Amount $	Value $

5.25%, 7/15/31 (a)	434,000	402,886
5.625%, 4/30/33 (a)	364,000	335,204
IHO Verwaltungs GmbH
144A,6.3750% Cash or 7.125% PIK, 5/15/29	425,000	419,969
144A,7.750% Cash or 8.5% PIK, 11/15/30 (a)	350,000	352,486
144A,8.000% Cash or 8.750% PIK, 11/15/32	280,000	282,876
Phinia, Inc.
144A,6.75%, 4/15/29	330,000	338,063
144A,6.625%, 10/15/32	380,000	382,165
Tenneco, Inc.,144A,8.00%, 11/17/28	1,424,000	1,414,639
Titan International, Inc.,7.00%, 4/30/28	320,000	317,229
ZF North America Capital, Inc.
144A,6.875%, 4/14/28	447,000	451,508
144A,7.125%, 4/14/30	463,000	463,535
144A,6.75%, 4/23/30	569,000	559,553
144A,6.875%, 4/23/32	544,000	525,597

(Cost $16,099,653)		16,394,190

Distribution/Wholesale — 0.6%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	532,000	507,824
144A,3.875%, 11/15/29	315,000	289,851
Gates Corp.,144A,6.875%, 7/1/29	355,000	364,275
H&E Equipment Services, Inc.,144A,3.875%, 12/15/28	940,000	939,795
Resideo Funding, Inc.
144A,4.00%, 9/1/29	184,000	168,665
144A,6.50%, 7/15/32	514,000	518,427
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28	387,000	396,898
144A,7.75%, 3/15/31	662,000	696,654
Velocity Vehicle Group LLC,144A,8.00%, 6/1/29	364,000	380,052
Windsor Holdings III LLC,144A,8.50%, 6/15/30	562,000	594,354

(Cost $4,728,009)		4,856,795

Entertainment — 3.3%
Banijay Entertainment SAS,144A,8.125%, 5/1/29	239,000	249,044
Boyne USA, Inc.,144A,4.75%, 5/15/29	538,000	514,504
Caesars Entertainment, Inc.
144A,8.125%, 7/1/27	383,000	386,678
144A,4.625%, 10/15/29	957,000	904,315
144A,7.00%, 2/15/30	1,486,000	1,530,723
144A,6.50%, 2/15/32	1,145,000	1,161,379
144A,6.00%, 10/15/32 (a)	809,000	788,875
CCM Merger, Inc.,144A,6.375%, 5/1/26	206,000	205,945

See Notes to Financial Statements.

48 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Churchill Downs, Inc.
144A,5.50%, 4/1/27	484,000	481,803
144A,4.75%, 1/15/28	509,000	497,265
144A,5.75%, 4/1/30	903,000	892,398
144A,6.75%, 5/1/31	436,000	444,543
Cinemark USA, Inc.
144A,5.25%, 7/15/28 (a)	570,000	558,060
144A,7.00%, 8/1/32	380,000	388,626
Empire Resorts, Inc.,144A,7.75%, 11/1/26	232,000	222,820
Everi Holdings, Inc.,144A,5.00%, 7/15/29	340,000	341,408
Great Canadian Gaming Corp.,144A,8.75%, 11/15/29	435,000	458,170
International Game Technology PLC
144A,4.125%, 4/15/26	586,000	581,042
144A,6.25%, 1/15/27	480,000	485,204
144A,5.25%, 1/15/29	679,000	668,540
Jacobs Entertainment, Inc.,144A,6.75%, 2/15/29	388,000	379,927
Light & Wonder International, Inc.
144A,7.00%, 5/15/28	544,000	545,371
144A,7.25%, 11/15/29	396,000	407,763
144A,7.50%, 9/1/31	427,000	445,724
Lions Gate Capital Holdings 1, Inc.,144A,5.50%, 4/15/29	270,000	247,284
Lions Gate Capital Holdings LLC,144A,5.50%, 4/15/29	250,000	210,131
Live Nation Entertainment, Inc.
144A,5.625%, 3/15/26	204,000	203,835
144A,6.50%, 5/15/27	928,000	943,047
144A,4.75%, 10/15/27	714,000	697,512
144A,3.75%, 1/15/28 (a)	435,000	416,014
Merlin Entertainments Group US Holdings, Inc.,144A,7.375%, 2/15/31	400,000	393,769
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.,144A,4.875%, 5/1/29	582,000	555,938
Motion Finco Sarl,144A,8.375%, 2/15/32	280,000	287,325
Odeon Finco PLC,144A,12.75%, 11/1/27	256,000	270,179
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.,144A,8.00%, 8/1/30	311,000	321,578
Penn Entertainment, Inc.
144A,5.625%, 1/15/27	385,000	381,446
144A,4.125%, 7/1/29	286,000	260,012
Resorts World Las Vegas LLC / RWLV Capital, Inc.
144A,4.625%, 4/16/29	750,000	679,052
144A,8.45%, 7/27/30 (a)	340,000	355,718

	Principal Amount $	Value $

144A,4.625%, 4/6/31	290,000	253,192
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.,144A,6.625%, 2/1/33	450,000	449,450
Scientific Games Holdings LP/ Scientific Games US FinCo, Inc.,144A,6.625%, 3/1/30	624,000	613,696
SeaWorld Parks & Entertainment, Inc.,144A,5.25%, 8/15/29	559,000	541,785
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27	326,000	324,851
144A,7.25%, 5/15/31	612,000	630,990
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.
5.375%, 4/15/27	370,000	366,827
6.50%, 10/1/28	224,000	225,984
5.25%, 7/15/29	380,000	368,576
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co.,144A,6.625%, 5/1/32	663,000	679,234
Speedway Motorsports LLC / Speedway Funding II, Inc.,144A,4.875%, 11/1/27	272,000	263,154
Universal Entertainment Corp.,144A,9.875%, 8/1/29	234,000	232,226
Vail Resorts, Inc.,144A,6.50%, 5/15/32	458,000	467,750
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29	569,000	553,969
144A,7.125%, 2/15/31	719,000	756,740
144A,6.25%, 3/15/33	610,000	608,638

(Cost $26,602,914)		27,100,029

Food Service — 0.2%
Aramark Services, Inc.,144A,5.00%, 2/1/28	887,000	871,828
TKC Holdings, Inc.,144A,6.875%, 5/15/28	340,000	340,901

(Cost $1,178,295)		1,212,729

Home Builders — 1.4%
Adams Homes, Inc.,144A,9.25%, 10/15/28	273,000	283,920
Ashton Woods USA LLC / Ashton Woods Finance Co.
144A,6.625%, 1/15/28	143,000	143,306
144A,4.625%, 8/1/29	297,000	277,895
144A,4.625%, 4/1/30	295,000	273,665
Beazer Homes USA, Inc.
5.875%, 10/15/27	279,000	278,470
7.25%, 10/15/29	274,000	278,080
144A,7.50%, 3/15/31	193,000	193,246

See Notes to Financial Statements.

DBX ETF Trust | 49

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	467,000	465,988
144A,5.00%, 6/15/29	304,000	280,701
144A,4.875%, 2/15/30 (a)	370,000	336,130
Century Communities, Inc.
6.75%, 6/1/27	328,000	327,792
144A,3.875%, 8/15/29	418,000	381,135
Dream Finders Homes, Inc.,144A,8.25%, 8/15/28	201,000	211,248
Empire Communities Corp.,144A,9.75%, 5/1/29	380,000	396,338
Forestar Group, Inc.
144A,3.85%, 5/15/26	285,000	280,892
144A,5.00%, 3/1/28	184,000	179,836
Installed Building Products, Inc.,144A,5.75%, 2/1/28	284,000	280,705
K Hovnanian Enterprises, Inc.,144A,11.75%, 9/30/29	271,000	295,390
KB Home
6.875%, 6/15/27	254,000	260,590
4.80%, 11/15/29	245,000	237,936
7.25%, 7/15/30	254,000	263,782
4.00%, 6/15/31	250,000	228,033
Landsea Homes Corp.,144A,8.875%, 4/1/29	242,000	240,766
LGI Homes, Inc.
144A,8.75%, 12/15/28	377,000	398,368
144A,4.00%, 7/15/29	234,000	212,003
144A,7.00%, 11/15/32	310,000	307,517
M/I Homes, Inc.
4.95%, 2/1/28	264,000	258,634
3.95%, 2/15/30	209,000	192,267
Mattamy Group Corp.
144A,5.25%, 12/15/27	366,000	359,714
144A,4.625%, 3/1/30	497,000	463,798
New Home Co., Inc.,144A,9.25%, 10/1/29	276,000	287,156
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/28	288,000	279,713
4.75%, 4/1/29	278,000	263,284
STL Holding Co. LLC,144A,8.75%, 2/15/29 Taylor Morrison Communities, Inc.	212,000	223,610
144A,5.875%, 6/15/27	456,000	460,979
144A,5.75%, 1/15/28	302,000	302,066
144A,5.125%, 8/1/30	330,000	320,590
Thor Industries, Inc.,144A,4.00%, 10/15/29	360,000	332,408
Tri Pointe Homes, Inc.
5.25%, 6/1/27	204,000	201,025

	Principal Amount $	Value $

5.70%, 6/15/28	224,000	222,606

(Cost $11,261,102)		11,481,582

Home Furnishings — 0.1%
Somnigroup International, Inc.
144A,4.00%, 4/15/29	632,000	589,133
144A,3.875%, 10/15/31	589,000	521,184

(Cost $1,080,837)		1,110,317

Housewares — 0.6%
Cd&r Smokey Buyer, Inc. / Radio Systems Corp.,144A,9.50%, 10/15/29	605,000	594,412
Newell Brands, Inc.
5.70%, 4/1/26	765,000	764,428
6.375%, 9/15/27 (a)	361,000	365,008
6.625%, 9/15/29 (a)	370,000	376,977
6.375%, 5/15/30	600,000	598,086
6.625%, 5/15/32	360,000	358,063
6.875%, 4/1/36 (a)	313,000	312,200
7.00%, 4/1/46	525,000	474,609
Scotts Miracle-Gro Co.
5.25%, 12/15/26	213,000	211,983
4.50%, 10/15/29	304,000	286,147
4.00%, 4/1/31	424,000	377,937
4.375%, 2/1/32	245,000	219,215

(Cost $4,832,168)		4,939,065

Leisure Time — 2.8%
Acushnet Co.,144A,7.375%, 10/15/28	254,000	265,092
Amer Sports Co.,144A,6.75%, 2/16/31	621,000	637,676
Carnival Corp.
144A,7.625%, 3/1/26	1,055,000	1,056,788
144A,5.75%, 3/1/27	2,058,000	2,063,260
144A,6.00%, 5/1/29	1,520,000	1,524,051
144A,5.75%, 3/15/30	750,000	752,195
144A,6.125%, 2/15/33	1,500,000	1,510,616
Life Time, Inc.,144A,6.00%, 11/15/31	360,000	361,330
Lindblad Expeditions Holdings, Inc.,144A,9.00%, 5/15/28	212,000	221,369
Lindblad Expeditions LLC,144A,6.75%, 2/15/27	278,000	278,970
NCL Corp. Ltd.
144A,5.875%, 2/15/27	703,000	704,759
144A,8.125%, 1/15/29	562,000	596,163
144A,7.75%, 2/15/29 (a)	434,000	461,670
144A,6.25%, 3/1/30	340,000	341,578
144A,6.75%, 2/1/32	1,300,000	1,328,881
NCL Finance Ltd.,144A,6.125%, 3/15/28	433,000	436,931
Royal Caribbean Cruises Ltd. 144A,4.25%, 7/1/26	483,000	476,880

See Notes to Financial Statements.

50 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

144A,5.50%, 8/31/26	692,000	697,241
144A,5.375%, 7/15/27	770,000	771,358
7.50%, 10/15/27	257,000	269,605
3.70%, 3/15/28	350,000	335,042
144A,5.50%, 4/1/28	1,111,000	1,116,242
144A,5.625%, 9/30/31	1,120,000	1,113,818
144A,6.25%, 3/15/32	950,000	969,182
144A,6.00%, 2/1/33	1,510,000	1,527,012
Sabre GLBL, Inc.
144A,8.625%, 6/1/27	473,000	486,357
144A,10.75%, 11/15/29	660,000	703,373
Viking Cruises Ltd.
144A,5.875%, 9/15/27	657,000	656,233
144A,7.00%, 2/15/29	413,000	417,418
144A,9.125%, 7/15/31	547,000	593,641
Viking Ocean Cruises Ship VII Ltd.,144A,5.625%, 2/15/29	264,000	261,126
VOC Escrow Ltd.,144A,5.00%, 2/15/28	511,000	501,332

(Cost $23,070,142)		23,437,189

Lodging — 1.9%
Boyd Gaming Corp.
4.75%, 12/1/27	723,000	712,070
144A,4.75%, 6/15/31	671,000	632,211
Genting New York LLC / Genny Capital, Inc.,144A,7.25%, 10/1/29	375,000	387,349
Hilton Domestic Operating Co., Inc.
144A,5.75%, 5/1/28	350,000	350,106
144A,5.875%, 4/1/29	400,000	403,267
144A,3.75%, 5/1/29	590,000	553,201
4.875%, 1/15/30	810,000	790,039
144A,4.00%, 5/1/31	834,000	765,113
144A,3.625%, 2/15/32	1,103,000	977,194
144A,6.125%, 4/1/32	331,000	336,048
144A,5.875%, 3/15/33	780,000	781,797
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A,4.875%, 7/1/31	380,000	346,849
144A,6.625%, 1/15/32	699,000	706,920
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.,144A,5.00%, 6/1/29	692,000	660,053
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.,4.875%, 4/1/27	402,000	398,851
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28	315,000	304,837
144A,4.50%, 6/15/29	346,000	325,890
MGM Resorts International
4.625%, 9/1/26	345,000	342,478

	Principal Amount $	Value $

5.50%, 4/15/27	483,000	482,498
4.75%, 10/15/28	480,000	466,246
6.125%, 9/15/29	688,000	692,016
6.50%, 4/15/32 (a)	590,000	594,441
Station Casinos LLC
144A,4.50%, 2/15/28	623,000	601,871
144A,4.625%, 12/1/31	325,000	299,276
144A,6.625%, 3/15/32	337,000	340,055
Travel + Leisure Co.
144A,6.625%, 7/31/26	468,000	474,412
6.00%, 4/1/27	306,000	308,836
144A,4.50%, 12/1/29	516,000	491,582
144A,4.625%, 3/1/30	227,000	213,664
Wyndham Hotels & Resorts, Inc.,144A,4.375%, 8/15/28	366,000	352,513
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,144A,5.25%, 5/15/27	667,000	661,625

(Cost $15,481,179)		15,753,308

Office Furnishings — 0.1%
Interface, Inc.,144A,5.50%, 12/1/28	245,000	240,452
Steelcase, Inc.,5.125%, 1/18/29	288,000	279,132

(Cost $502,256)		519,584

Retail — 5.6%
1011778 BC ULC / New Red Finance, Inc.
144A,3.875%, 1/15/28	1,200,000	1,150,572
144A,4.375%, 1/15/28	539,000	521,138
144A,3.50%, 2/15/29	564,000	525,955
144A,6.125%, 6/15/29	940,000	955,840
144A,5.625%, 9/15/29	310,000	310,144
144A,4.00%, 10/15/30	2,196,000	2,002,473
Academy Ltd.,144A,6.00%, 11/15/27 Advance Auto Parts, Inc.	295,000	294,695
5.90%, 3/9/26	342,000	343,337
1.75%, 10/1/27	254,000	228,665
5.95%, 3/9/28	248,000	249,761
3.90%, 4/15/30 (a)	403,000	357,838
3.50%, 3/15/32	199,000	165,775
Arko Corp.,144A,5.125%, 11/15/29 (a) Asbury Automotive Group, Inc.	322,000	290,800
4.50%, 3/1/28	313,000	303,737
144A,4.625%, 11/15/29 (a)	670,000	638,463
4.75%, 3/1/30	255,000	242,401
144A,5.00%, 2/15/32	424,000	395,588
Bath & Body Works, Inc.
6.694%, 1/15/27	182,000	185,927
5.25%, 2/1/28 (a)	359,000	357,329
7.50%, 6/15/29	406,000	416,759

See Notes to Financial Statements.

DBX ETF Trust | 51

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
144A,6.625%, 10/1/30	601,000	613,661
6.95%, 3/1/33	231,000	234,497
6.875%, 11/1/35	567,000	587,830
6.75%, 7/1/36	450,000	459,488
Beacon Roofing Supply, Inc.
144A,4.50%, 11/15/26	284,000	281,119
144A,4.125%, 5/15/29	224,000	218,088
144A,6.50%, 8/1/30	454,000	466,968
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC,144A,5.125%, 4/15/29	209,000	192,404
BlueLinx Holdings, Inc.,144A,6.00%, 11/15/29	231,000	223,688
Brinker International, Inc.,144A,8.25%, 7/15/30	270,000	288,494
CEC Entertainment LLC,144A,6.75%, 5/1/26	422,000	421,283
Cougar JV Subsidiary LLC,144A,8.00%, 5/15/32	528,000	558,957
eG Global Finance PLC,144A,12.00%, 11/30/28	839,000	941,030
Evergreen Acqco 1 LP / TVI, Inc.,144A,9.75%, 4/26/28	259,000	271,782
Ferrellgas LP / Ferrellgas Finance Corp.
144A,5.375%, 4/1/26	528,000	526,043
144A,5.875%, 4/1/29	642,000	599,752
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,144A,4.625%, 1/15/29	780,000	737,525
Foot Locker, Inc.,144A,4.00%, 10/1/29	285,000	244,656
Gap, Inc.
144A,3.625%, 10/1/29	581,000	530,858
144A,3.875%, 10/1/31	577,000	508,190
Global Auto Holdings Ltd. / AAG FH UK Ltd.
144A,8.375%, 1/15/29	460,000	440,376
144A,8.75%, 1/15/32	380,000	352,062
Global Auto Holdings Ltd./ Aag Fh UK Ltd.,144A,11.50%, 8/15/29	390,000	409,512
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28	556,000	529,507
144A,6.375%, 1/15/30	431,000	438,720
GYP Holdings III Corp.,144A,4.625%, 5/1/29	287,000	273,496
Ken Garff Automotive LLC,144A,4.875%, 9/15/28	308,000	296,609
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,144A,4.75%, 6/1/27	559,000	553,231
Kohl’s Corp.
4.625%, 5/1/31	387,000	301,766

	Principal Amount $	Value $
5.55%, 7/17/45	331,000	202,482
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29	776,000	739,456
144A,8.25%, 8/1/31	666,000	702,885
Lithia Motors, Inc.
144A,4.625%, 12/15/27	245,000	238,810
144A,3.875%, 6/1/29	641,000	593,821
144A,4.375%, 1/15/31	467,000	430,992
Macy’s Retail Holdings LLC
144A,5.875%, 4/1/29	253,000	247,365
144A,5.875%, 3/15/30	312,000	302,536
144A,6.125%, 3/15/32	316,000	301,435
4.50%, 12/15/34	255,000	212,193
5.125%, 1/15/42	183,000	133,481
4.30%, 2/15/43	213,000	144,624
Murphy Oil USA, Inc.
5.625%, 5/1/27	192,000	191,722
4.75%, 9/15/29	336,000	323,538
144A,3.75%, 2/15/31	400,000	357,762
Nordstrom, Inc.
4.00%, 3/15/27	224,000	216,811
6.95%, 3/15/28	284,000	293,370
4.375%, 4/1/30	397,000	364,300
4.25%, 8/1/31	272,000	242,056
5.00%, 1/15/44	731,000	557,292
Papa John’s International, Inc.,144A,3.875%, 9/15/29	308,000	290,938
Patrick Industries, Inc.
144A,4.75%, 5/1/29	351,000	334,774
144A,6.375%, 11/1/32	320,000	318,047
Penske Automotive Group, Inc.,3.75%, 6/15/29	346,000	322,057
PetSmart, Inc. / PetSmart Finance Corp.,144A,4.75%, 2/15/28	888,000	843,171
QVC, Inc.
144A,6.875%, 4/15/29 (a)	450,000	366,210
5.45%, 8/15/34	293,000	170,819
5.95%, 3/15/43	232,000	126,415
Raising Cane’s Restaurants LLC,144A,9.375%, 5/1/29	399,000	426,016
Saks Global Enterprises LLC,144A,11.00%, 12/15/29	1,650,000	1,523,413
Sally Holdings LLC / Sally Capital, Inc.,6.75%, 3/1/32 (a)	466,000	472,904
Sonic Automotive, Inc.
144A,4.625%, 11/15/29	521,000	490,453
144A,4.875%, 11/15/31 (a)	326,000	302,375
Specialty Building Products Holdings LLC / Sbp Finance Corp.,144A,7.75%, 10/15/29	396,000	404,724
Staples, Inc.,144A,10.75%, 9/1/29	1,848,000	1,764,865

See Notes to Financial Statements.

52 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
5.875%, 3/1/27	264,000	263,800
144A,5.00%, 6/1/31	450,000	412,882
Superior Plus LP / Superior General Partner, Inc.,144A,4.50%, 3/15/29	464,000	430,412
Victoria’s Secret & Co.,144A,4.625%, 7/15/29 (a)	463,000	421,318
Victra Holdings LLC / Victra Finance Corp.,144A,8.75%, 9/15/29 (a)	345,000	366,633
Vivo Energy Investments BV,144A,5.125%, 9/24/27	221,000	213,787
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	1,050,000	1,026,387
8.125%, 8/15/29 (a)	599,000	603,698
3.20%, 4/15/30	463,000	392,421
4.50%, 11/18/34	270,000	223,147
4.80%, 11/18/44	472,000	371,282
4.65%, 6/1/46	195,000	135,743
4.10%, 4/15/50	445,000	315,317
Yum! Brands, Inc.
144A,4.75%, 1/15/30	590,000	571,429
3.625%, 3/15/31	790,000	715,817
4.625%, 1/31/32	854,000	803,144
5.375%, 4/1/32	789,000	776,590
6.875%, 11/15/37	251,000	270,397
5.35%, 11/1/43	174,000	164,880

(Cost $45,253,472)		45,871,985

Consumer, Non-cyclical — 16.5%
Agriculture — 0.2%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	386,000	384,045
144A,6.00%, 6/15/30	824,000	826,050

Turning Point Brands, Inc.,144A,7.625%, 3/15/32	220,000	227,241

(Cost $1,422,976)		1,437,336

Beverages — 0.1%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
144A,6.25%, 4/1/29	500,000	498,091
144A,4.375%, 4/30/29	550,000	526,232

(Cost $1,010,513)		1,024,323

Commercial Services — 4.9%
ADT Security Corp.
144A,4.125%, 8/1/29	776,000	732,721
144A,4.875%, 7/15/32	526,000	496,128
Adtalem Global Education, Inc.,144A,5.50%, 3/1/28	268,000	265,936

	Principal Amount $	Value $
Albion Financing 1 SARL / Aggreko Holdings, Inc.,144A,6.125%, 10/15/26	366,000	366,694
Albion Financing 2 SARL,144A,8.75%, 4/15/27	466,000	475,610
Allied Universal Holdco LLC,144A,7.875%, 2/15/31	1,788,000	1,843,859
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	951,000	906,522
Allied Universal Holdco LLC/ Allied Universal Finance Corp/Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	532,000	505,983
Alta Equipment Group, Inc.,144A,9.00%, 6/1/29 (a)	370,000	343,438
AMN Healthcare, Inc.
144A,4.625%, 10/1/27	388,000	374,777
144A,4.00%, 4/15/29	274,000	250,182
APi Group DE, Inc.
144A,4.125%, 7/15/29	236,000	219,591
144A,4.75%, 10/15/29	178,000	168,903
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,5.75%, 7/15/27	264,000	259,206
144A,5.75%, 7/15/27	256,000	251,042
144A,4.75%, 4/1/28 (a)	320,000	301,176
144A,5.375%, 3/1/29	386,000	359,696
144A,8.25%, 1/15/30	610,000	621,161
144A,8.00%, 2/15/31 (a)	417,000	424,331
Belron UK Finance PLC,144A,5.75%, 10/15/29	850,000	848,827
Brink’s Co.
144A,4.625%, 10/15/27	417,000	409,402
144A,6.50%, 6/15/29	300,000	307,268
144A,6.75%, 6/15/32	340,000	348,317
Carriage Services, Inc.,144A,4.25%, 5/15/29	311,000	287,547
Champions Financing, Inc.,144A,8.75%, 2/15/29	463,000	428,071
Cimpress PLC,144A,7.375%, 9/15/32 (a)	405,000	390,627
CoreCivic, Inc.,8.25%, 4/15/29	385,000	408,136
Deluxe Corp.,144A,8.125%, 9/15/29	320,000	324,605
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28	746,000	785,180
144A,8.625%, 5/15/32	420,000	444,624
144A,8.00%, 3/15/33	410,000	425,004
Garda World Security Corp.
144A,4.625%, 2/15/27	375,000	366,315
144A,7.75%, 2/15/28	375,000	386,637
GEO Group, Inc.
8.625%, 4/15/29	520,000	550,471

See Notes to Financial Statements.

DBX ETF Trust | 53

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
10.25%, 4/15/31	485,000	531,395
Graham Holdings Co.,144A,5.75%, 6/1/26	295,000	294,353
Grand Canyon University,5.125%, 10/1/28	319,000	301,997
Herc Holdings, Inc.
144A,5.50%, 7/15/27	888,000	882,259
144A,6.625%, 6/15/29	615,000	623,692
Hertz Corp.,144A,12.625%, 7/15/29	950,000	1,001,327
Korn Ferry,144A,4.625%, 12/15/27	289,000	281,858
Matthews International Corp.,144A,8.625%, 10/1/27	180,000	188,712
NESCO Holdings II, Inc.,144A,5.50%, 4/15/29	709,000	667,711
OT Midco Ltd.,144A,10.00%, 2/15/30	480,000	445,460
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.75%, 4/15/26	953,000	957,262
144A,3.375%, 8/31/27	753,000	715,469
144A,6.25%, 1/15/28	1,072,000	1,073,819
Raven Acquisition Holdings LLC,144A,6.875%, 11/15/31	1,012,000	1,000,596
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29	797,000	817,237
144A,10.875%, 8/1/29	341,000	350,158
Service Corp. International
4.625%, 12/15/27	387,000	379,627
5.125%, 6/1/29	609,000	598,597
3.375%, 8/15/30	651,000	586,082
4.00%, 5/15/31	663,000	602,860
5.75%, 10/15/32	500,000	496,041
Sotheby’s,144A,7.375%, 10/15/27	609,000	603,583
Sotheby’s/Bidfair Holdings, Inc.,144A,5.875%, 6/1/29	184,000	167,683
TriNet Group, Inc.
144A,3.50%, 3/1/29	430,000	394,340
144A,7.125%, 8/15/31	245,000	250,812
United Rentals North America, Inc.
5.50%, 5/15/27	326,000	326,324
3.875%, 11/15/27	609,000	590,562
4.875%, 1/15/28	1,259,000	1,241,879
5.25%, 1/15/30 (a)	596,000	589,339
4.00%, 7/15/30	579,000	538,927
3.875%, 2/15/31 (a)	786,000	718,397
3.75%, 1/15/32	579,000	517,813
144A,6.125%, 3/15/34	815,000	824,203
Upbound Group, Inc.,144A,6.375%, 2/15/29	325,000	317,828
Valvoline, Inc.,144A,3.625%, 6/15/31	396,000	346,787

	Principal Amount $	Value $
Veritiv Operating Co.,144A,10.50%, 11/30/30	805,000	875,431
VM Consolidated, Inc.,144A,5.50%, 4/15/29	304,000	297,161
VT Topco, Inc.,144A,8.50%, 8/15/30	389,000	413,847
Wand NewCo 3, Inc.,144A,7.625%, 1/30/32	964,000	997,268
WASH Multifamily Acquisition, Inc.,144A,5.75%, 4/15/26	594,000	592,414
Williams Scotsman, Inc.
144A,4.625%, 8/15/28	426,000	413,968
144A,6.625%, 6/15/29	400,000	407,460
144A,7.375%, 10/1/31 (a)	314,000	327,106

ZipRecruiter, Inc.,144A,5.00%, 1/15/30	425,000	384,788

(Cost $40,237,804)		40,812,419

Cosmetics/Personal Care — 0.4%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28	699,000	690,297
144A,4.125%, 4/1/29	320,000	298,027
Perrigo Finance Unlimited Co.
4.90%, 6/15/30	496,000	473,315
6.125%, 9/30/32	600,000	600,000
4.90%, 12/15/44	215,000	168,418
Prestige Brands, Inc.
144A,5.125%, 1/15/28	289,000	285,095
144A,3.75%, 4/1/31	474,000	427,071

(Cost $2,894,073)		2,942,223

Food — 2.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	509,000	499,381
144A,7.50%, 3/15/26	427,000	427,619
144A,4.625%, 1/15/27	1,046,000	1,030,422
144A,5.875%, 2/15/28	536,000	535,915
144A,6.50%, 2/15/28	450,000	458,461
144A,3.50%, 3/15/29	1,034,000	955,809
144A,4.875%, 2/15/30	730,000	704,684
144A,6.25%, 3/15/33	450,000	455,612
Aragvi Finance International Dac,144A,11.125%, 11/20/29	420,000	437,437
B&G Foods, Inc.,144A,8.00%, 9/15/28	611,000	624,344
C&S Group Enterprises LLC,144A,5.00%, 12/15/28	301,000	252,548
Chobani LLC / Chobani Finance Corp., Inc.,144A,4.625%, 11/15/28	360,000	351,025
Fiesta Purchaser, Inc.,144A,7.875%, 3/1/31	395,000	407,764
Ingles Markets, Inc.,144A,4.00%, 6/15/31	334,000	302,183

See Notes to Financial Statements.

54 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.,144A,9.00%, 2/15/29	776,000	807,005
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	376,000	368,260
144A,4.125%, 1/31/30	771,000	718,829
144A,4.375%, 1/31/32	488,000	448,041
Performance Food Group, Inc.
144A,5.50%, 10/15/27	944,000	939,775
144A,4.25%, 8/1/29	768,000	723,840
144A,6.125%, 9/15/32	650,000	653,282
Pilgrim’s Pride Corp.
4.25%, 4/15/31	674,000	634,552
3.50%, 3/1/32	614,000	542,797
6.25%, 7/1/33	738,000	769,874
6.875%, 5/15/34	400,000	434,537
Post Holdings, Inc.
144A,5.50%, 12/15/29	976,000	956,139
144A,4.625%, 4/15/30	1,052,000	986,546
144A,4.50%, 9/15/31	748,000	682,848
144A,6.25%, 2/15/32	739,000	744,648
144A,6.375%, 3/1/33	890,000	887,384
144A,6.25%, 10/15/34	430,000	427,545
Safeway, Inc.,7.25%, 2/1/31	204,000	212,837
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed,144A,4.625%, 3/1/29	623,000	580,963
US Foods, Inc.
144A,6.875%, 9/15/28	451,000	467,441
144A,4.75%, 2/15/29	584,000	564,934
144A,4.625%, 6/1/30	390,000	372,096
144A,7.25%, 1/15/32	436,000	455,638
144A,5.75%, 4/15/33	340,000	334,342

Viking Baked Goods Acquisition Corp.,144A,8.625%, 11/1/31	685,000	667,022

(Cost $22,543,244)		22,824,379

Healthcare-Products — 1.5%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	1,205,000	1,166,182
144A,3.875%, 11/1/29	557,000	516,190
Bausch + Lomb Corp.,144A,8.375%, 10/1/28	1,012,000	1,055,010
Embecta Corp.,144A,5.00%, 2/15/30	390,000	359,514
Garden Spinco Corp.,144A,8.625%, 7/20/30	234,000	248,553
Hologic, Inc.
144A,4.625%, 2/1/28	285,000	279,189
144A,3.25%, 2/15/29	732,000	676,248
Medline Borrower LP
144A,3.875%, 4/1/29	3,402,000	3,189,077

	Principal Amount $	Value $
144A,5.25%, 10/1/29	1,842,000	1,785,652
Medline Borrower LP/Medline Co.-Issuer, Inc.,144A,6.25%, 4/1/29	1,160,000	1,177,345
Sotera Health Holdings LLC,144A,7.375%, 6/1/31	600,000	617,179
Teleflex, Inc.
4.625%, 11/15/27	354,000	347,172
144A,4.25%, 6/1/28	396,000	379,595

Varex Imaging Corp.,144A,7.875%, 10/15/27	280,000	287,333

(Cost $11,901,076)		12,084,239

Healthcare-Services — 4.4%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28	296,000	284,962
144A,5.00%, 4/15/29	381,000	355,509
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	370,000	355,531
144A,3.75%, 3/15/29	376,000	351,270
144A,4.00%, 3/15/31	368,000	333,084
CHS/Community Health Systems, Inc.
144A,5.625%, 3/15/27	1,321,000	1,273,856
144A,8.00%, 12/15/27	529,000	525,614
144A,6.00%, 1/15/29	511,000	461,914
144A,5.25%, 5/15/30	1,206,000	1,022,220
144A,4.75%, 2/15/31	772,000	627,036
144A,10.875%, 1/15/32	1,627,000	1,664,372
Concentra Escrow Issuer Corp.,144A,6.875%, 7/15/32	496,000	514,449
DaVita, Inc.
144A,4.625%, 6/1/30	2,091,000	1,939,351
144A,3.75%, 2/15/31	1,131,000	992,267
144A,6.875%, 9/1/32	730,000	741,560
Encompass Health Corp.
4.50%, 2/1/28	612,000	597,769
4.75%, 2/1/30	621,000	601,713
4.625%, 4/1/31	311,000	292,718
Fortrea Holdings, Inc.,144A,7.50%, 7/1/30 (a)	443,000	444,795
Global Medical Response, Inc.,144A,10.00% PIK, 10/31/28	377,083	377,083
Hah Group Holding Co. LLC,144A,9.75%, 10/1/31	505,000	486,639
HealthEquity, Inc.,144A,4.50%, 10/1/29	447,000	424,287
Heartland Dental LLC / Heartland Dental Finance Corp.,144A,10.50%, 4/30/28	509,000	541,608
IQVIA, Inc.
144A,5.00%, 10/15/26	813,000	808,157
144A,5.00%, 5/15/27	824,000	816,150

See Notes to Financial Statements.

DBX ETF Trust | 55

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
144A,6.50%, 5/15/30	370,000	379,215
Kedrion SpA,144A,6.50%, 9/1/29	607,000	576,643
LifePoint Health, Inc.
144A,9.875%, 8/15/30	552,000	589,312
144A,11.00%, 10/15/30	815,000	896,855
144A,8.375%, 2/15/32	550,000	556,981
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	562,000	538,272
144A,3.875%, 11/15/30	468,000	421,386
144A,3.875%, 5/15/32	590,000	518,232
144A,6.25%, 1/15/33	560,000	553,411
MPH Acquisition Holdings LLC,144A,6.50% Cash or 5.00% PIK, 12/31/30	450,000	408,375
Pediatrix Medical Group, Inc.,144A,5.375%, 2/15/30 (a)	315,000	304,932
Prime Healthcare Services, Inc.,144A,9.375%, 9/1/29	1,130,000	1,069,987
Radiology Partners, Inc.,144A,4.275% Cash 3.50% PIK,PIK, 1/31/29	557,354	554,567
Select Medical Corp.,144A,6.25%, 12/1/32	400,000	397,989
Star Parent, Inc.,144A,9.00%, 10/1/30	785,000	821,668
Tenet Healthcare Corp.
6.25%, 2/1/27	1,209,000	1,207,525
5.125%, 11/1/27	1,011,000	999,238
4.625%, 6/15/28	448,000	432,847
6.125%, 10/1/28	1,922,000	1,920,826
4.25%, 6/1/29	1,096,000	1,034,254
4.375%, 1/15/30	1,158,000	1,088,960
6.125%, 6/15/30	1,545,000	1,548,132
6.75%, 5/15/31	934,000	952,938
6.875%, 11/15/31	241,000	247,462
Toledo Hospital Series B,
5.325%, 11/15/28	200,000	195,256
4.982%, 11/15/45	211,000	163,525
6.015%, 11/15/48	310,000	280,550

US Acute Care Solutions LLC,144A,9.75%, 5/15/29	774,000	791,219

(Cost $35,760,104)		36,284,471

Holding Companies-Diversified — 0.0%

Algoma Steel Group, Inc.,9.125%, 4/15/29

(Cost $50,300)	50,000	49,332

Household Products/Wares — 0.2%
ACCO Brands Corp.,144A,4.25%, 3/15/29 (a)	402,000	370,427
Central Garden & Pet Co. 5.125%, 2/1/28	194,000	191,068

	Principal Amount $	Value $
4.125%, 10/15/30 (a)	394,000	359,810
144A,4.125%, 4/30/31	305,000	274,691
Kronos Acquisition Holdings, Inc.,144A,8.25%, 6/30/31	396,000	371,707

(Cost $1,567,800)		1,567,703

Pharmaceuticals — 2.0%
180 Medical, Inc.,144A,3.875%, 10/15/29	366,000	340,405
AdaptHealth LLC
144A,6.125%, 8/1/28	344,000	342,265
144A,4.625%, 8/1/29 (a)	385,000	357,362
144A,5.125%, 3/1/30	407,000	378,448
Bausch Health Cos., Inc.
144A,6.125%, 2/1/27	815,000	785,456
144A,5.75%, 8/15/27	373,000	354,816
144A,4.875%, 6/1/28	1,143,000	991,552
144A,11.00%, 9/30/28	1,370,000	1,387,125
BellRing Brands, Inc.,144A,7.00%, 3/15/30	619,000	641,812
Cheplapharm Arzneimittel GmbH,144A,5.50%, 1/15/28	366,000	333,373
CVS Health Corp.
6.75%, 12/10/54	550,000	549,968
7.00%, 3/10/55	1,700,000	1,715,358
Elanco Animal Health, Inc.,6.65%, 8/28/28	537,000	547,084
Endo Finance Holdings, Inc.,144A,8.50%, 4/15/31 (a)	773,000	828,476
HLF Financing Sarl LLC / Herbalife International, Inc,144A,12.25%, 4/15/29	625,000	672,768
HLF Financing Sarl LLC / Herbalife International, Inc.,144A,4.875%, 6/1/29	430,000	330,729
Jazz Securities DAC,144A,4.375%, 1/15/29	1,171,000	1,122,992
Mallinckrodt International Finance SA / Mallinckrodt CB LLC,144A,14.75%, 11/14/28	340,156	358,959
Option Care Health, Inc.,144A,4.375%, 10/31/29	425,000	398,989
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28	1,588,000	1,510,548
144A,5.125%, 4/30/31 (a)	1,482,000	1,350,436
144A,6.75%, 5/15/34	380,000	385,326
144A,7.875%, 5/15/34 (a)	394,000	404,252
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)	390,000	342,278
144A,6.625%, 4/1/30 (a)	384,000	353,825

(Cost $16,133,789)		16,784,602

See Notes to Financial Statements.

56 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Diversified — 0.2%
Holding Companies-Diversified — 0.2%
Benteler International AG,144A,10.50%, 5/15/28	386,000	409,125
Clue Opco LLC,144A,9.50%, 10/15/31 (a)	553,000	570,146
Stena International SA
144A,7.25%, 1/15/31	491,000	499,039
144A,7.625%, 2/15/31	332,000	343,583

(Cost $1,774,733)		1,821,893

Energy — 13.3%
Coal — 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.,144A,8.625%, 6/15/29	290,000	307,573
Coronado Finance Pty Ltd.,144A,9.25%, 10/1/29	320,000	323,823
SunCoke Energy, Inc.,144A,4.875%, 6/30/29	361,000	335,592

(Cost $951,743)		966,988

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC
144A,5.00%, 1/31/28	524,000	506,824
144A,4.75%, 1/15/30	528,000	496,617

Topaz Solar Farms LLC,144A,5.75%, 9/30/39	419,731	404,709

(Cost $1,402,676)		1,408,150

Oil & Gas — 6.3%
Aethon United BR LP / Aethon United Finance Corp.,144A,7.50%, 10/1/29	770,000	793,804
Ascent Resources Utica Holdings LLC / Aru Finance Corp.,144A,6.625%, 10/15/32	450,000	454,385
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,9.00%, 11/1/27	213,000	268,646
144A,8.25%, 12/31/28	398,000	407,427
144A,5.875%, 6/30/29	289,000	285,464
Baytex Energy Corp.
144A,8.50%, 4/30/30	697,000	713,580
144A,7.375%, 3/15/32	366,000	357,802
Borr IHC Ltd / Borr Finance LLC
144A,10.00%, 11/15/28	927,756	922,189
144A,10.375%, 11/15/30	509,029	503,812
California Resources Corp.,144A,8.25%, 6/15/29	651,000	669,660
Chord Energy Corp.,144A,6.375%, 6/1/26	308,000	308,319
CITGO Petroleum Corp.
144A,6.375%, 6/15/26	483,000	483,033

	Principal Amount $	Value $
144A,8.375%, 1/15/29	763,000	787,064
Civitas Resources, Inc.
144A,5.00%, 10/15/26	295,000	292,730
144A,8.375%, 7/1/28	1,044,000	1,086,490
144A,8.625%, 11/1/30	780,000	820,884
144A,8.75%, 7/1/31	944,000	985,361
CNX Resources Corp.
144A,6.00%, 1/15/29	386,000	383,044
144A,7.375%, 1/15/31	338,000	347,275
144A,7.25%, 3/1/32	468,000	479,362
Comstock Resources, Inc.
144A,6.75%, 3/1/29	844,000	829,769
144A,6.75%, 3/1/29	394,000	387,088
144A,5.875%, 1/15/30	756,000	720,133
Crescent Energy Finance LLC
144A,9.25%, 2/15/28	802,000	839,433
144A,7.625%, 4/1/32	813,000	813,288
144A,7.375%, 1/15/33	732,000	717,844
CVR Energy, Inc.
144A,5.75%, 2/15/28	343,000	325,448
144A,8.50%, 1/15/29	445,000	438,928
Diamond Foreign Asset Co. / Diamond Finance LLC,144A,8.50%, 10/1/30 (a)	434,000	450,076
Encino Acquisition Partners Holdings LLC
144A,8.50%, 5/1/28	448,000	459,045
144A,8.75%, 5/1/31	389,000	418,003
Energean PLC,144A,6.50%, 4/30/27 (a)	346,000	344,834
EnQuest PLC,144A,11.625%, 11/1/27	339,000	349,973
Gulfport Energy Operating Corp.,144A,6.75%, 9/1/29	489,000	499,032
Hilcorp Energy I LP / Hilcorp Finance Co.
144A,6.25%, 11/1/28	467,000	466,350
144A,5.75%, 2/1/29	477,000	465,789
144A,6.00%, 4/15/30	356,000	343,159
144A,6.00%, 2/1/31	494,000	469,299
144A,6.25%, 4/15/32	416,000	397,757
144A,8.375%, 11/1/33	476,000	497,397
144A,6.875%, 5/15/34	335,000	324,408
144A,7.25%, 2/15/35	710,000	698,058
Ithaca Energy North Sea PLC,144A,8.125%, 10/15/29	595,000	613,925
Karoon USA Finance, Inc.,144A,10.50%, 5/14/29	258,000	266,484
Kimmeridge Texas Gas LLC,144A,8.50%, 2/15/30	400,000	408,275
Kraken Oil & Gas Partners LLC,144A,7.625%, 8/15/29	407,000	398,987
Long Ridge Energy LLC,144A,8.75%, 2/15/32	450,000	451,731

See Notes to Financial Statements.

DBX ETF Trust | 57

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.,144A,6.875%, 12/1/32	300,000	302,488
Matador Resources Co.
144A,6.875%, 4/15/28	350,000	357,491
144A,6.50%, 4/15/32	724,000	724,018
144A,6.25%, 4/15/33	550,000	540,405
MEG Energy Corp.,144A,5.875%, 2/1/29	437,000	431,547
Moss Creek Resources Holdings, Inc.,144A,8.25%, 9/1/31	570,000	572,865
Murphy Oil Corp.
6.00%, 10/1/32	460,000	446,170
5.875%, 12/1/42	250,000	216,184
Nabors Industries, Inc.
144A,7.375%, 5/15/27	499,000	499,904
144A,9.125%, 1/31/30	483,000	491,109
Noble Finance II LLC,144A,8.00%, 4/15/30	1,016,000	1,026,683
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28	547,000	555,090
144A,8.75%, 6/15/31	388,000	404,026
Parkland Corp.
144A,5.875%, 7/15/27	324,000	324,041
144A,4.50%, 10/1/29	640,000	606,154
144A,4.625%, 5/1/30	568,000	533,174
144A,6.625%, 8/15/32	388,000	391,381
PBF Holding Co. LLC / PBF Finance Corp. 6.00%, 2/15/28 (a)	631,000	609,714
144A,7.875%, 9/15/30	369,000	353,581
Permian Resources Operating LLC
144A,8.00%, 4/15/27	352,000	360,725
144A,5.875%, 7/1/29	449,000	447,242
144A,9.875%, 7/15/31	233,000	256,639
144A,7.00%, 1/15/32	860,000	883,547
144A,6.25%, 2/1/33	700,000	703,517
Precision Drilling Corp.,144A,6.875%, 1/15/29	276,000	275,531
Range Resources Corp.
8.25%, 1/15/29	387,000	398,472
144A,4.75%, 2/15/30	356,000	339,791
Seadrill Finance Ltd.,144A,8.375%, 8/1/30	448,000	457,942
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.,144A,7.875%, 11/1/28	467,000	489,231
SM Energy Co.
6.75%, 9/15/26	242,000	242,102
6.625%, 1/15/27	375,000	374,791
6.50%, 7/15/28	285,000	285,654
144A,6.75%, 8/1/29	590,000	591,004

	Principal Amount $	Value $
144A,7.00%, 8/1/32	557,000	557,247
Strathcona Resources Ltd/ Alberta,144A,6.875%, 8/1/26	306,000	307,091
Sunoco LP
144A,7.00%, 5/1/29	560,000	580,311
144A,7.25%, 5/1/32	542,000	565,586
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	513,000	513,680
5.875%, 3/15/28	364,000	363,956
144A,7.00%, 9/15/28	320,000	330,311
4.50%, 5/15/29	630,000	602,790
4.50%, 4/30/30	567,000	536,225
Talos Production, Inc.
144A,9.00%, 2/1/29	452,000	467,419
144A,9.375%, 2/1/31	502,000	516,562
Teine Energy Ltd.,144A,6.875%, 4/15/29	295,000	286,299
TGNR Intermediate Holdings LLC,144A,5.50%, 10/15/29	540,000	514,397
Transocean Aquila Ltd.,144A,8.00%, 9/30/28	189,708	194,159
Transocean Poseidon Ltd.,144A,6.875%, 2/1/27	221,025	220,593
Transocean Titan Financing Ltd.,144A,8.375%, 2/1/28	367,333	375,269
Transocean, Inc.,144A,8.75%, 2/15/30	733,600	765,757
Valaris Ltd.,144A,8.375%, 4/30/30	845,000	855,995
CITGO Petroleum Corp.
144A,6.875%, 5/1/30	308,000	305,239
144A,7.25%, 2/15/33	300,000	291,772
Viper Energy, Inc.
144A,5.375%, 11/1/27	404,000	401,187
144A,7.375%, 11/1/31	245,000	256,874
Vital Energy, Inc.
144A,7.75%, 7/31/29	223,000	221,333
9.75%, 10/15/30	312,000	327,381
144A,7.875%, 4/15/32 (a)	691,000	666,206
W&T Offshore, Inc.,144A,10.75%, 2/1/29	270,000	271,698

Wildfire Intermediate Holdings LLC,144A,7.50%, 10/15/29	477,000	473,460

(Cost $51,469,935)		52,005,854

Oil & Gas Services — 0.9%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.875%, 4/1/27	202,000	201,911
144A,6.25%, 4/1/28	608,000	609,949
144A,6.625%, 9/1/32	580,000	587,127
Bristow Group, Inc.,144A,6.875%, 3/1/28	308,000	308,952
Enerflex Ltd.,144A,9.00%, 10/15/27	440,000	457,624

See Notes to Financial Statements.

58 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Helix Energy Solutions Group, Inc.,144A,9.75%, 3/1/29	231,000	247,217
Kodiak Gas Services LLC,144A,7.25%, 2/15/29	578,000	596,672
Oceaneering International, Inc.,6.00%, 2/1/28	184,000	182,346
Solaris Midstream Holdings LLC,144A,7.625%, 4/1/26	295,000	294,884
Star Holding LLC,144A,8.75%, 8/1/31	273,000	263,573
Tgs ASA,144A,8.50%, 1/15/30 (a)	400,000	416,609
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	610,000	613,248
144A,7.125%, 3/15/29	749,000	769,773
Viridien,144A,8.75%, 4/1/27	370,000	377,625
Weatherford International Ltd.,144A,8.625%, 4/30/30	1,207,000	1,246,208

(Cost $7,044,246)		7,173,718

Pipelines — 5.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	498,000	497,629
144A,5.75%, 1/15/28	448,000	448,241
144A,5.375%, 6/15/29	533,000	524,617
144A,6.625%, 2/1/32	514,000	525,099
Blue Racer Midstream LLC / Blue Racer Finance Corp.
144A,6.625%, 7/15/26	202,000	201,833
144A,7.00%, 7/15/29	366,000	377,556
144A,7.25%, 7/15/32	385,000	402,439
Buckeye Partners LP
3.95%, 12/1/26	367,000	356,872
4.125%, 12/1/27	305,000	294,168
144A,4.50%, 3/1/28	360,000	349,400
144A,6.875%, 7/1/29	520,000	533,347
144A,6.75%, 2/1/30	350,000	359,498
5.85%, 11/15/43	310,000	278,543
5.60%, 10/15/44	232,000	198,301
CNX Midstream Partners LP,144A,4.75%, 4/15/30	279,000	259,934
CQP Holdco LP / BIP-V Chinook Holdco LLC
144A,5.50%, 6/15/31	1,106,000	1,071,772
144A,7.50%, 12/15/33	385,000	410,101
Delek Logistics Partners LP / Delek Logistics Finance Corp.
144A,7.125%, 6/1/28	486,000	492,827
144A,8.625%, 3/15/29	742,000	777,826
DT Midstream, Inc.
144A,4.125%, 6/15/29	814,000	771,707
144A,4.375%, 6/15/31	788,000	731,904

	Principal Amount $	Value $
Energy Transfer LP
8.00%, 5/15/54	572,000	608,201
7.125%, 10/1/54	296,000	304,036
EQM Midstream Partners LP
144A,7.50%, 6/1/27	350,000	358,747
144A,6.50%, 7/1/27	646,000	662,582
144A,4.50%, 1/15/29	603,000	587,314
144A,6.375%, 4/1/29	434,000	445,127
144A,7.50%, 6/1/30	386,000	419,782
144A,4.75%, 1/15/31	826,000	797,392
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/27	250,000	254,725
7.75%, 2/1/28	515,000	520,855
8.25%, 1/15/29	509,000	524,920
8.875%, 4/15/30	326,000	338,509
7.875%, 5/15/32	525,000	528,200
8.00%, 5/15/33	450,000	454,516
Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	356,000	357,262
6.875%, 1/15/29	314,000	315,944
144A,8.25%, 1/15/32	313,000	326,060
Harvest Midstream I LP
144A,7.50%, 9/1/28	562,000	573,916
144A,7.50%, 5/15/32	345,000	361,614
Hess Midstream Operations LP
144A,5.625%, 2/15/26	529,000	528,925
144A,5.875%, 3/1/28	600,000	604,353
144A,5.125%, 6/15/28	443,000	437,439
144A,6.50%, 6/1/29	448,000	457,550
144A,4.25%, 2/15/30	529,000	499,033
144A,5.50%, 10/15/30	324,000	319,969
Howard Midstream Energy Partners LLC
144A,8.875%, 7/15/28	317,000	334,488
144A,7.375%, 7/15/32	389,000	405,327
ITT Holdings LLC,144A,6.50%, 8/1/29	948,000	903,200
Kinetik Holdings LP
144A,6.625%, 12/15/28	516,000	527,868
144A,5.875%, 6/15/30	793,000	791,463
Martin Midstream Partners LP / Martin Midstream Finance Corp.,144A,11.50%, 2/15/28	289,000	313,527
New Fortress Energy, Inc.,144A,6.50%, 9/30/26 (a)	397,000	374,043
NFE Financing LLC,144A,12.00%, 11/15/29	2,060,000	2,035,695
NGL Energy Operating LLC / NGL Energy Finance Corp.
144A,8.125%, 2/15/29	663,000	675,180
144A,8.375%, 2/15/32	963,000	978,345

See Notes to Financial Statements.

DBX ETF Trust | 59

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Northriver Midstream Finance LP,144A,6.75%, 7/15/32	470,000	479,762
NuStar Logistics LP
6.00%, 6/1/26	406,000	408,273
5.625%, 4/28/27	397,000	398,820
6.375%, 10/1/30	484,000	494,344
Prairie Acquiror LP,144A,9.00%, 8/1/29	301,000	311,945
Rockies Express Pipeline LLC
144A,4.95%, 7/15/29	375,000	361,186
144A,4.80%, 5/15/30	304,000	286,607
144A,7.50%, 7/15/38	193,000	194,546
144A,6.875%, 4/15/40	376,000	370,785
South Bow Canadian Infrastructure Holdings Ltd.
144A,7.50%, 3/1/55	485,000	499,762
144A,7.625%, 3/1/55	330,000	339,166
Summit Midstream Holdings LLC,144A,8.625%, 10/31/29	647,000	679,761
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,6.00%, 3/1/27	333,000	332,878
144A,5.50%, 1/15/28	573,000	562,410
144A,7.375%, 2/15/29	593,000	606,073
144A,6.00%, 12/31/30	544,000	527,939
144A,6.00%, 9/1/31	336,000	324,403
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	964,000	898,770
144A,6.25%, 1/15/30	770,000	787,881
144A,4.125%, 8/15/31	938,000	854,800
144A,3.875%, 11/1/33	941,000	818,010
Venture Global LNG, Inc.
144A,8.125%, 6/1/28	1,731,000	1,803,152
144A,9.50%, 2/1/29	2,261,000	2,496,827
144A,7.00%, 1/15/30	1,114,000	1,129,352
144A,8.375%, 6/1/31	1,701,000	1,772,513
144A,9.875%, 2/1/32	1,484,000	1,623,023

(Cost $47,099,002)		48,152,709

Financial — 4.5%
Real Estate — 0.7%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30 (a)	482,000	445,146
CoreLogic, Inc.,144A,4.50%, 5/1/28	524,000	495,964
Cushman & Wakefield US Borrower LLC
144A,6.75%, 5/15/28	478,000	482,715
144A,8.875%, 9/1/31	296,000	318,286
Five Point Operating Co. LP / Five Point Capital Corp.,144A,10.50%, 1/15/28	389,561	397,792

	Principal Amount $	Value $
Greystar Real Estate Partners LLC,144A,7.75%, 9/1/30	302,000	317,706
Howard Hughes Corp.
144A,5.375%, 8/1/28	570,000	554,229
144A,4.125%, 2/1/29	499,000	458,090
144A,4.375%, 2/1/31	475,000	423,522
Hunt Cos., Inc.,144A,5.25%, 4/15/29	493,000	474,509
Kennedy-Wilson, Inc.
4.75%, 3/1/29	507,000	474,826
4.75%, 2/1/30	442,000	404,268
5.00%, 3/1/31 (a)	424,000	384,021
Newmark Group, Inc.,7.50%, 1/12/29	369,000	391,664

(Cost $5,783,797)		6,022,738

Real Estate Investment Trusts — 3.3%
Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29 (a)	396,000	368,675
Blackstone Mortgage Trust, Inc.,144A,3.75%, 1/15/27	234,000	224,935
Brandywine Operating Partnership LP
3.95%, 11/15/27	316,000	302,234
8.30%, 3/15/28	314,000	332,151
8.875%, 4/12/29	326,000	349,351
4.55%, 10/1/29	214,000	196,247
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26	533,000	531,280
144A,4.50%, 4/1/27	503,000	484,627
CTR Partnership LP / CareTrust Capital Corp.,144A,3.875%, 6/30/28	265,000	250,896
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	361,000	341,355
Hudson Pacific Properties LP
3.95%, 11/1/27	322,000	290,009
5.95%, 2/15/28	282,000	249,877
4.65%, 4/1/29	361,000	282,007
3.25%, 1/15/30	309,000	217,954
Iron Mountain Information Management Services, Inc.,144A,5.00%, 7/15/32	447,000	419,151
Iron Mountain, Inc.
144A,4.875%, 9/15/27	754,000	741,951
144A,5.25%, 3/15/28	598,000	590,121
144A,5.00%, 7/15/28	381,000	373,035
144A,7.00%, 2/15/29	760,000	782,737
144A,4.875%, 9/15/29	750,000	722,497
144A,5.25%, 7/15/30	1,051,000	1,014,623

See Notes to Financial Statements.

60 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
144A,4.50%, 2/15/31	924,000	857,119
144A,5.625%, 7/15/32	457,000	443,641
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	425,000	413,608
144A,4.75%, 6/15/29	489,000	471,795
144A,7.00%, 7/15/31	400,000	415,154

Necessity Retail REIT Inc/The / American Finance Operating Partner LP,144A,4.50%, 9/30/28	361,000	343,538
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,5.875%, 10/1/28	494,000	490,310
144A,4.875%, 5/15/29	620,000	592,915
144A,7.00%, 2/1/30	407,000	415,716
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	468,000	458,187
144A,7.25%, 7/15/28	395,000	409,336
144A,4.50%, 2/15/29	384,000	367,768
144A,6.50%, 4/1/32	773,000	783,059
Rithm Capital Corp., 144A,8.00%, 4/1/29	616,000	625,292
RLJ Lodging Trust LP
144A,3.75%, 7/1/26	326,000	319,990
144A,4.00%, 9/15/29	444,000	407,651
SBA Communications Corp.
3.875%, 2/15/27	1,048,000	1,020,523
3.125%, 2/1/29	1,185,000	1,086,237
Service Properties Trust
4.75%, 10/1/26	318,000	310,341
4.95%, 2/15/27 (a)	316,000	308,506
5.50%, 12/15/27	328,000	319,472
3.95%, 1/15/28	347,000	310,567
8.375%, 6/15/29	481,000	486,370
4.95%, 10/1/29 (a)	332,000	278,255
4.375%, 2/15/30	310,000	250,563
144A,8.625%, 11/15/31	798,000	854,769
8.875%, 6/15/32	344,000	341,391
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26	315,000	306,531
144A,4.375%, 1/15/27	350,000	341,720
144A,7.25%, 4/1/29	466,000	484,638
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	2,094,000	2,235,835
144A,4.75%, 4/15/28	495,000	475,091
Vornado Realty LP
2.15%, 6/1/26	253,000	242,606
3.40%, 6/1/31	272,000	232,827

	Principal Amount $	Value $
XHR LP,144A,4.875%, 6/1/29	362,000	344,850

(Cost $26,425,630)		27,111,884

REITS — 0.5%
Blackstone Mortgage Trust, Inc.,144A,7.75%, 12/1/29	350,000	364,134
Iron Mountain, Inc.,144A,6.25%, 1/15/33	890,000	895,138
MPT Operating Partnership LP / MPT Finance Corp.,144A,8.50%, 2/15/32	1,130,000	1,159,483
Pebblebrook Hotel LP / PEB Finance Corp.,144A,6.375%, 10/15/29	320,000	321,093
Starwood Property Trust, Inc.
144A,6.00%, 4/15/30	300,000	297,823
144A,6.50%, 7/1/30	380,000	385,522
Xhr LP,144A,6.625%, 5/15/30	300,000	304,157

(Cost $3,710,588)		3,727,350

Industrial — 12.0%

Aerospace/Defense — 2.5%
AAR Escrow Issuer LLC,144A,6.75%, 3/15/29	409,000	417,955
Bombardier, Inc.
144A,7.875%, 4/15/27	444,000	446,004
144A,6.00%, 2/15/28	555,000	553,257
144A,7.50%, 2/1/29 (a)	490,000	506,860
144A,8.75%, 11/15/30	599,000	641,380
144A,7.25%, 7/1/31	630,000	644,673
144A,7.00%, 6/1/32 (a)	642,000	650,876
144A,7.45%, 5/1/34	315,000	329,268
Efesto Bidco S.p.A Efesto US LLC,144A, Series XR, 7.50%, 2/15/32	610,000	605,547
Goat Holdco LLC,144A,6.75%, 2/1/32	575,000	574,750
Moog, Inc.,144A,4.25%, 12/15/27	388,000	373,549
Spirit AeroSystems, Inc.
3.85%, 6/15/26	224,000	219,133
144A,9.375%, 11/30/29	696,000	747,560
144A,9.75%, 11/15/30	932,000	1,031,831
TransDigm, Inc.
5.50%, 11/15/27	2,043,000	2,023,062
144A,6.75%, 8/15/28	1,656,000	1,684,368
4.625%, 1/15/29	903,000	858,320
144A,6.375%, 3/1/29	1,851,000	1,875,393
4.875%, 5/1/29	559,000	534,074
144A,6.875%, 12/15/30	1,179,000	1,209,764
144A,7.125%, 12/1/31	782,000	806,355
144A,6.625%, 3/1/32	1,649,000	1,680,305
144A,6.00%, 1/15/33	1,143,000	1,131,623
Triumph Group, Inc.,144A,9.00%, 3/15/28	722,000	761,955

(Cost $20,129,265)		20,307,862

See Notes to Financial Statements.

DBX ETF Trust | 61

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Building Materials — 2.4%
AmeriTex HoldCo Intermediate LLC,144A,10.25%, 10/15/28	405,000	430,711
Boise Cascade Co.,144A,4.875%, 7/1/30	245,000	232,382
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	427,000	411,059
144A,4.25%, 2/1/32	1,010,000	913,907
144A,6.375%, 6/15/32	549,000	558,781
144A,6.375%, 3/1/34 (a)	735,000	743,934
Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28	543,000	514,765
Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29	362,000	344,821
Emerald Debt Merger Sub LLC,144A,6.625%, 12/15/30	2,097,000	2,121,476
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.,144A,6.75%, 7/15/31	356,000	363,669
Griffon Corp.,5.75%, 3/1/28	748,000	741,180
JELD-WEN, Inc.
144A,4.875%, 12/15/27	265,000	249,834
144A,7.00%, 9/1/32	290,000	261,000
Knife River Corp.,144A,7.75%, 5/1/31	328,000	343,819
Louisiana-Pacific Corp.,144A,3.625%, 3/15/29	264,000	247,282
Masterbrand, Inc.,144A,7.00%, 7/15/32	548,000	557,792
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC,144A,6.75%, 4/1/32	544,000	554,385
MIWD Holdco II LLC / MIWD Finance Corp.,144A,5.50%, 2/1/30	320,000	306,706
New Enterprise Stone & Lime Co., Inc.,144A,5.25%, 7/15/28	358,000	350,731
Quikrete Holdings, Inc.
144A,6.375%, 3/1/32	2,980,000	3,023,240
144A,6.75%, 3/1/33	1,130,000	1,147,210
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28	864,000	856,776
144A,8.875%, 11/15/31	854,000	917,129
Standard Building Solutions, Inc.,144A,6.50%, 8/15/32	750,000	759,576
Standard Industries, Inc.
144A,5.00%, 2/15/27	539,000	533,926
144A,4.75%, 1/15/28	842,000	823,169
144A,4.375%, 7/15/30	1,188,000	1,109,914
144A,3.375%, 1/15/31	848,000	744,421

(Cost $19,987,154)		20,163,595

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.
144A,6.50%, 12/31/27	204,000	206,574

	Principal Amount $	Value $
144A,4.75%, 6/15/28	388,000	373,956
144A,4.375%, 3/31/29	706,000	661,003
EnerSys
144A,4.375%, 12/15/27	179,000	173,747
144A,6.625%, 1/15/32	241,000	248,066
WESCO Distribution, Inc.
144A,7.25%, 6/15/28	951,000	967,415
144A,6.375%, 3/15/29	698,000	710,082
144A,6.625%, 3/15/32	664,000	678,123

(Cost $3,968,431)		4,018,966

Electronics — 0.6%
Atkore, Inc.,144A,4.25%, 6/1/31	246,000	218,511
Coherent Corp.,144A,5.00%, 12/15/29	727,000	701,467
Imola Merger Corp.,144A,4.75%, 5/15/29	1,561,000	1,501,732
Sensata Technologies BV
144A,4.00%, 4/15/29	640,000	595,073
144A,5.875%, 9/1/30	444,000	438,123
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	356,000	331,783
144A,3.75%, 2/15/31	489,000	432,928
144A,6.625%, 7/15/32	465,000	472,880
TTM Technologies, Inc.,144A,4.00%, 3/1/29	366,000	342,868

(Cost $4,965,813)		5,035,365

Engineering & Construction — 0.8%
AECOM,5.125%, 3/15/27	718,000	716,899
Arcosa, Inc.
144A,4.375%, 4/15/29	265,000	250,723
144A,6.875%, 8/15/32	503,000	514,925
Artera Services LLC,144A,8.50%, 2/15/31	466,000	466,432
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C,144A,7.875%, 2/3/30	370,000	370,741
Brand Industrial Services, Inc.,144A,10.375%, 8/1/30	1,085,000	1,105,037
Brundage-Bone Concrete Pumping Holdings, Inc.,144A,7.50%, 2/1/32	330,000	335,224
Dycom Industries, Inc.,144A,4.50%, 4/15/29	386,000	365,951
Fluor Corp.,4.25%, 9/15/28	452,000	432,588
Global Infrastructure Solutions, Inc.
144A,5.625%, 6/1/29	265,000	258,218
144A,7.50%, 4/15/32	242,000	242,137
HTA Group Ltd./ Mauritius,144A,7.50%, 6/4/29	614,000	623,210

See Notes to Financial Statements.

62 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Railworks Holdings LP / Railworks Rally, Inc.,144A,8.25%, 11/15/28	199,000	201,243
TopBuild Corp.
144A,3.625%, 3/15/29	265,000	245,708
144A,4.125%, 2/15/32	361,000	325,979
Weekley Homes LLC / Weekley Finance Corp.,144A,4.875%, 9/15/28	259,000	247,316

(Cost $6,645,214)		6,702,331

Environmental Control — 0.8%
Clean Harbors, Inc.
144A,4.875%, 7/15/27	439,000	434,499
144A,5.125%, 7/15/29	224,000	217,951
144A,6.375%, 2/1/31	326,000	330,548
Enviri Corp.,144A,5.75%, 7/31/27	351,000	340,312
GFL Environmental, Inc.
144A,5.125%, 12/15/26	323,000	322,804
144A,4.00%, 8/1/28	590,000	559,686
144A,3.50%, 9/1/28	699,000	657,585
144A,4.75%, 6/15/29	529,000	508,511
144A,4.375%, 8/15/29	387,000	365,260
144A,6.75%, 1/15/31	747,000	774,669
Madison IAQ LLC,144A,4.125%, 6/30/28	534,000	510,250
Reworld Holding Corp.
144A,4.875%, 12/1/29	590,000	555,981
5.00%, 9/1/30	310,000	289,371
Waste Pro USA, Inc.,144A,7.00%, 2/1/33	650,000	658,122
Wrangler Holdco Corp.,144A,6.625%, 4/1/32	340,000	348,135

(Cost $6,743,774)		6,873,684

Hand/Machine Tools — 0.0%
Werner FinCo LP / Werner FinCo, Inc.,144A,11.50%, 6/15/28

(Cost $361,699)	332,000	365,632

Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.
144A,4.125%, 6/30/28	325,000	308,667
144A,4.125%, 4/15/29	256,000	240,006
Manitowoc Co., (The), Inc.,144A,9.25%, 10/1/31	220,000	231,000
Terex Corp.
144A,5.00%, 5/15/29	517,000	497,949
144A,6.25%, 10/15/32	510,000	506,730
Vertiv Group Corp.,144A,4.125%, 11/15/28	649,000	623,927

(Cost $2,371,142)		2,408,279

	Principal Amount $	Value $

Machinery-Diversified — 0.6%
ATS Corp.,144A,4.125%, 12/15/28	270,000	253,259
Chart Industries, Inc.
144A,7.50%, 1/1/30 (a)	1,113,000	1,162,874
144A,9.50%, 1/1/31	362,000	389,007
Esab Corp.,144A,6.25%, 4/15/29	530,000	538,486
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC,144A,9.00%, 2/15/29	771,000	811,604
Mueller Water Products, Inc.,144A,4.00%, 6/15/29	398,000	374,138
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	1,273,000	1,260,310

(Cost $4,708,117)		4,789,678

Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
144A,5.00%, 9/30/27	244,000	240,889
144A,6.375%, 6/15/30	306,000	309,937
Roller Bearing Co. of America, Inc.,144A,4.375%, 10/15/29	380,000	361,205
Vallourec SACA,144A,7.50%, 4/15/32	639,000	667,779

(Cost $1,542,676)		1,579,810

Miscellaneous Manufacturing — 0.4%
Amsted Industries, Inc.
144A,5.625%, 7/1/27	260,000	260,118
144A,4.625%, 5/15/30	266,000	249,307
Calderys Financing LLC,144A,11.25%, 6/1/28	337,000	359,402
Enpro, Inc.,5.75%, 10/15/26	232,000	231,991
Hillenbrand, Inc.
5.00%, 9/15/26	230,000	228,108
6.25%, 2/15/29	473,000	479,229
3.75%, 3/1/31	252,000	224,316
LSB Industries, Inc.,144A,6.25%, 10/15/28	336,000	329,760
Trinity Industries, Inc.,144A,7.75%, 7/15/28	495,000	516,904

(Cost $2,813,511)		2,879,135

Packaging & Containers — 2.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	503,000	500,532
144A,3.25%, 9/1/28	464,000	422,925
Ball Corp.
4.875%, 3/15/26	164,000	163,547
6.875%, 3/15/28	484,000	496,357
6.00%, 6/15/29	1,052,000	1,069,647

See Notes to Financial Statements.

DBX ETF Trust | 63

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
2.875%, 8/15/30	922,000	808,840
3.125%, 9/15/31	571,000	496,077
Berry Global, Inc.,144A,5.625%, 7/15/27	320,000	319,934
Cascades, Inc./Cascades USA, Inc.,144A,5.375%, 1/15/28	353,000	345,767
Clearwater Paper Corp.,144A,4.75%, 8/15/28	213,000	199,947
Clydesdale Acquisition Holdings, Inc.
144A,6.625%, 4/15/29	339,000	342,410
144A,6.875%, 1/15/30	390,000	397,300
Crown Americas LLC,5.25%, 4/1/30	420,000	413,256
Crown Americas LLC / Crown Americas Capital Corp. V,4.25%, 9/30/26	259,000	255,322
Crown Cork & Seal Co., Inc.,7.375%, 12/15/26	224,000	231,604
Graphic Packaging International LLC
144A,4.75%, 7/15/27	182,000	178,776
144A,3.50%, 3/15/28	436,000	413,805
144A,3.50%, 3/1/29	272,000	253,188
144A,3.75%, 2/1/30	311,000	286,212
144A,6.375%, 7/15/32	340,000	344,928
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC,144A,6.00%, 9/15/28	550,000	547,850
LABL, Inc.
144A,5.875%, 11/1/28	361,000	319,166
144A,9.50%, 11/1/28	247,000	237,205
144A,8.625%, 10/1/31	730,000	659,736
Mauser Packaging Solutions Holding Co.,144A,7.875%, 4/15/27	1,922,000	1,951,146
OI European Group BV,144A,4.75%, 2/15/30	299,000	275,066
Owens-Brockway Glass Container, Inc.
144A,6.625%, 5/13/27	475,000	474,537
144A,7.25%, 5/15/31 (a)	499,000	490,595
144A,7.375%, 6/1/32	239,000	231,143
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.,144A,4.375%, 10/15/28	446,000	448,234
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC,144A,4.00%, 10/15/27	886,000	887,970
Sealed Air Corp.
144A,4.00%, 12/1/27	330,000	318,913
144A,6.125%, 2/1/28	573,000	578,226
144A,5.00%, 4/15/29	360,000	351,011

	Principal Amount $	Value $
144A,7.25%, 2/15/31	290,000	302,882
144A,6.50%, 7/15/32	270,000	276,717
144A,6.875%, 7/15/33	325,000	344,667
Silgan Holdings, Inc.,4.125%, 2/1/28	429,000	413,752
TriMas Corp.,144A,4.125%, 4/15/29	290,000	271,475
Trivium Packaging Finance BV,144A,5.50%, 8/15/26	809,000	803,173

(Cost $17,942,712)		18,123,838

Transportation — 0.7%
Brightline East LLC,144A,11.00%, 1/31/30	837,000	765,591
Cargo Aircraft Management, Inc.,144A,4.75%, 2/1/28	430,000	429,198
Danaos Corp.,144A,8.50%, 3/1/28	203,000	207,309
First Student Bidco, Inc. / First Transit Parent, Inc.,144A,4.00%, 7/31/29	482,000	451,699
Genesee & Wyoming, Inc.,144A,6.25%, 4/15/32	506,000	510,144
Rand Parent LLC,144A,8.50%, 2/15/30 (a)	674,000	692,446
RXO, Inc.,144A,7.50%, 11/15/27	217,000	222,696
Stonepeak Nile Parent LLC,144A,7.25%, 3/15/32	370,000	380,334
Watco Cos. LLC / Watco Finance Corp.,144A,7.125%, 8/1/32	556,000	572,476
XPO CNW, Inc.,6.70%, 5/1/34	162,000	166,950
XPO, Inc.
144A,7.125%, 6/1/31 (a)	376,000	389,400
144A,7.125%, 2/1/32	580,000	602,251

(Cost $5,307,669)		5,390,494

Technology — 4.3%
Computers — 1.1%
Amentum Holdings, Inc.,144A,7.25%, 8/1/32	776,000	792,051
ASGN, Inc.,144A,4.625%, 5/15/28	398,000	381,629
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.,144A,6.00%, 11/1/29	401,000	388,357
Crane NXT Co.,4.20%, 3/15/48	291,000	185,905
Crowdstrike Holdings, Inc.,3.00%, 2/15/29	559,000	515,878
Fortress Intermediate 3, Inc.,144A,7.50%, 6/1/31	578,000	598,233
Insight Enterprises, Inc.,144A,6.625%, 5/15/32	355,000	361,319
KBR, Inc.,144A,4.75%, 9/30/28	174,000	166,815
NCR Atleos Corp.,144A,9.50%, 4/1/29	1,024,000	1,117,849
NCR Voyix Corp.
144A,5.00%, 10/1/28	537,000	520,755

See Notes to Financial Statements.

64 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
144A,5.125%, 4/15/29	266,000	255,677
Science Applications International Corp.,144A,4.875%, 4/1/28	325,000	313,630
Seagate HDD Cayman
4.875%, 6/1/27	349,000	344,605
4.091%, 6/1/29	406,000	384,531
8.25%, 12/15/29	390,000	417,814
4.125%, 1/15/31	219,000	198,964
8.50%, 7/15/31	384,000	412,951
9.625%, 12/1/32	525,000	595,563
5.75%, 12/1/34	370,000	363,719
Unisys Corp.,144A,6.875%, 11/1/27	381,000	374,147

(Cost $8,509,725)		8,690,392

Office/Business Equipment — 0.2%
Pitney Bowes, Inc.
144A,6.875%, 3/15/27	293,000	293,932
144A,7.25%, 3/15/29	284,000	284,725
Xerox Corp.
4.80%, 3/1/35	183,000	104,917
6.75%, 12/15/39	273,000	172,171
Xerox Holdings Corp.
144A,5.50%, 8/15/28	552,000	447,140
144A,8.875%, 11/30/29	381,000	314,402
Zebra Technologies Corp.,144A,6.50%, 6/1/32	350,000	355,789

(Cost $2,087,243)		1,973,076

Semiconductors — 0.5%
Amkor Technology, Inc.,144A,6.625%, 9/15/27	492,000	492,813
ams-OSRAM AG,144A,12.25%, 3/30/29 (a)	324,000	342,203
Entegris, Inc.
144A,4.375%, 4/15/28	345,000	332,467
144A,4.75%, 4/15/29	1,192,000	1,151,966
144A,3.625%, 5/1/29 (a)	316,000	292,937
144A,5.95%, 6/15/30	616,000	617,201
ON Semiconductor Corp.,144A,3.875%, 9/1/28	523,000	494,734
Synaptics, Inc.,144A,4.00%, 6/15/29	265,000	245,294

(Cost $3,927,433)		3,969,615

Software — 2.5%
Camelot Finance SA,144A,4.50%, 11/1/26	429,000	421,802
Capstone Borrower, Inc.,144A,8.00%, 6/15/30	350,000	366,667
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29	530,000	500,850

	Principal Amount $	Value $
Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	576,000	534,352
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28	836,000	784,553
144A,4.875%, 7/1/29	640,000	587,281
Cloud Software Group, Inc.
144A,6.50%, 3/31/29	3,021,000	2,971,553
144A,8.25%, 6/30/32	1,357,000	1,407,091
Consensus Cloud Solutions, Inc.,144A,6.50%, 10/15/28	271,000	271,815
Dun & Bradstreet Corp.,144A,5.00%, 12/15/29	342,000	334,210
Dye & Durham Ltd.,144A,8.625%, 4/15/29	428,000	447,847
Elastic NV,144A,4.125%, 7/15/29	462,000	435,992
Ellucian Holdings, Inc.,144A,6.50%, 12/1/29	550,000	553,472
Fair Isaac Corp.
144A,5.25%, 5/15/26	345,000	345,368
144A,4.00%, 6/15/28	676,000	647,024
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL
144A,4.625%, 5/1/28	327,000	298,426
144A,8.75%, 5/1/29	495,000	499,198
Open Text Corp.
144A,3.875%, 2/15/28	654,000	619,359
144A,3.875%, 12/1/29	650,000	597,679
Open Text Holdings, Inc.
144A,4.125%, 2/15/30	676,000	624,385
144A,4.125%, 12/1/31	486,000	435,446
PTC, Inc.,144A,4.00%, 2/15/28	306,000	294,842
RingCentral, Inc.,144A,8.50%, 8/15/30	293,000	309,146
ROBLOX Corp.,144A,3.875%, 5/1/30	771,000	709,371
Rocket Software, Inc.,144A,9.00%, 11/28/28	652,000	675,402
SS&C Technologies, Inc.
144A,5.50%, 9/30/27	1,480,000	1,473,671
144A,6.50%, 6/1/32	563,000	575,968
Twilio, Inc.
3.625%, 3/15/29	420,000	391,872
3.875%, 3/15/31	336,000	306,449
UKG, Inc.,144A,6.875%, 2/1/31	1,880,000	1,929,521
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,144A,3.875%, 2/1/29	504,000	466,922

(Cost $20,540,823)		20,817,534

Utilities — 3.9%

Electric — 3.7%
AES Corp.
7.60%, 1/15/55	726,000	740,789

See Notes to Financial Statements.

DBX ETF Trust | 65

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
6.95%, 7/15/55	385,000	373,246
Algonquin Power & Utilities Corp.,4.75%, 1/18/82	589,000	564,223
Alpha Generation LLC,144A,6.75%, 10/15/32	762,000	772,833
Atlantica Sustainable Infrastructure PLC,144A,4.125%, 6/15/28	256,000	241,460
Calpine Corp.
144A,4.50%, 2/15/28	1,005,000	982,989
144A,5.125%, 3/15/28	1,096,000	1,079,688
144A,4.625%, 2/1/29	533,000	510,693
144A,5.00%, 2/1/31	624,000	600,406
144A,3.75%, 3/1/31	619,000	565,688
Clearway Energy Operating LLC
144A,4.75%, 3/15/28	688,000	668,228
144A,3.75%, 2/15/31	692,000	615,982
144A,3.75%, 1/15/32	214,000	185,508
ContourGlobal Power Holdings
SA,144A,6.75%, 2/28/30	380,000	381,957
DPL, Inc.,4.35%, 4/15/29	262,000	247,917
Edison International
8.125%, 6/15/53	386,000	380,297
7.875%, 6/15/54 (a)	350,000	341,123
Electricite de France SA,144A,9.125%, Perpetual	1,145,000	1,308,839
Emera, Inc., Series 16-A, 6.75%, 6/15/76	878,000	885,017
EUSHI Finance, Inc.,7.625%, 12/15/54	361,000	377,615
Leeward Renewable Energy Operations LLC,144A,4.25%, 7/1/29	295,000	268,325
Lightning Power LLC,144A,7.25%, 8/15/32	1,105,000	1,148,344
NRG Energy, Inc.
5.75%, 1/15/28	596,000	597,468
144A,3.375%, 2/15/29	320,000	294,239
144A,5.25%, 6/15/29	564,000	552,720
144A,5.75%, 7/15/29	612,000	604,269
144A,3.625%, 2/15/31	798,000	712,170
144A,3.875%, 2/15/32	374,000	333,279
144A,6.00%, 2/1/33	758,000	749,396
144A,6.25%, 11/1/34	680,000	682,362
Pattern Energy Operations LP / Pattern Energy Operations, Inc.,144A,4.50%, 8/15/28	493,000	467,160
PG&E Corp.
5.00%, 7/1/28	776,000	755,946
5.25%, 7/1/30	753,000	722,811
7.375%, 3/15/55	1,120,000	1,106,912
Pike Corp.
144A,5.50%, 9/1/28	547,000	535,185
144A,8.625%, 1/31/31	311,000	334,211

	Principal Amount $	Value $
Talen Energy Supply LLC,144A,8.625%, 6/1/30	925,000	989,024
TransAlta Corp.
7.75%, 11/15/29	308,000	320,955
6.50%, 3/15/40	236,000	228,724
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	840,000	839,796
144A,5.625%, 2/15/27	932,000	932,149
144A,5.00%, 7/31/27	972,000	960,265
144A,4.375%, 5/1/29	850,000	811,327
144A,7.75%, 10/15/31	1,135,000	1,198,390
144A,6.875%, 4/15/32	799,000	824,557
XPLR Infrastructure Operating Partners LP
144A,3.875%, 10/15/26	385,000	369,619
144A,4.50%, 9/15/27	432,000	412,729
144A,7.25%, 1/15/29 (a)	550,000	546,325

(Cost $29,710,835)		30,123,155
Gas — 0.2%
Altagas Ltd.,144A,7.20%, 10/15/54	696,000	696,635
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 8/20/26	413,000	412,346
5.75%, 5/20/27	472,000	455,427
144A,9.375%, 6/1/28	366,000	370,014

(Cost $1,947,747)		1,934,422

TOTAL CORPORATE BONDS

(Cost $794,615,457)		808,022,368
	Number of Shares

SECURITIES LENDING COLLATERAL — 4.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)

(Cost $37,155,343)	37,155,343	37,155,343

CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 4.30% (b)

(Cost $11,476,221)	11,476,221	11,476,221

TOTAL INVESTMENTS — 104.0%

(Cost $843,247,021)		856,653,932

Other assets and liabilities, net — (4.0%)		(33,260,386)

NET ASSETS — 100.0%		823,393,546

See Notes to Financial Statements.

66 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield BB-B ex Financials ETF (Continued)

February 28, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
SECURITIES LENDING COLLATERAL — 4.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)
16,776,173	20,379,170	(d)	—	—	—	224,383	—	37,155,343	37,155,343

CASH EQUIVALENTS —1.4%
DWS Government Money Market Series “Institutional Shares”, 4.30% (b)
9,081,613	52,826,547		(50,431,939)	—	—	148,936	—	11,476,221	11,476,221
25,857,786	73,205,717		(50,431,939)	—	—	373,319	—	48,631,564	48,631,564

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $35,715,172, which is 4.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

Perpetual:	Callable security with no stated maturity date.
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$808,022,368	$—	$808,022,368
Short-Term Investments (a)	48,631,564	—	—	48,631,564

TOTAL	$48,631,564	$808,022,368	$—	$856,653,932

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 67

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

CORPORATE BONDS — 98.1%

Basic Materials — 5.5%

Chemicals — 2.5%
Ashland, Inc.,144A,3.375%, 9/1/31	1,502,000	1,308,518
Avient Corp.
144A,7.125%, 8/1/30	2,436,000	2,512,064
144A,6.25%, 11/1/31	2,184,000	2,191,539
Axalta Coating Systems Dutch Holding B BV,144A,7.25%, 2/15/31	1,668,000	1,739,267
Axalta Coating Systems LLC,144A, 3.375%, 2/15/29	2,352,000	2,173,586
Celanese US Holdings LLC
6.415%, 7/15/27	6,500,000	6,663,784
6.60%, 11/15/28	3,300,000	3,426,461
6.58%, 7/15/29	2,500,000	2,599,997
6.80%, 11/15/30	3,300,000	3,482,882
6.629%, 7/15/32	3,300,000	3,444,001
6.95%, 11/15/33	3,350,000	3,583,852
Chemours Co.
5.375%, 5/15/27	1,651,000	1,628,375
144A,5.75%, 11/15/28	2,613,000	2,481,133
144A,4.625%, 11/15/29	2,084,000	1,853,672
Chemours (The) Co.,144A,8.00%, 1/15/33	1,953,000	1,926,697
Consolidated Energy Finance SA
144A,5.625%, 10/15/28	1,764,000	1,534,415
144A,12.00%, 2/15/31	2,033,000	2,071,407
INEOS Finance PLC
144A,6.75%, 5/15/28	1,428,000	1,443,884
144A,7.50%, 4/15/29	2,436,000	2,503,536
Methanex Corp.
5.125%, 10/15/27	2,352,000	2,317,192
5.25%, 12/15/29 (a)	2,352,000	2,297,814
Methanex US Operations, Inc.,144A,6.25%, 3/15/32	2,003,000	2,008,478
NOVA Chemicals Corp.
144A,5.25%, 6/1/27	3,505,000	3,489,128
144A,8.50%, 11/15/28	1,158,000	1,229,729
144A,4.25%, 5/15/29 (a)	1,920,000	1,824,310
144A,9.00%, 2/15/30	2,185,000	2,362,621
144A,7.00%, 12/1/31	1,335,000	1,382,614
OCI NV,144A,6.70%, 3/16/33	2,003,000	2,115,641
Olin Corp.
5.125%, 9/15/27	1,680,000	1,679,252
5.625%, 8/1/29	2,249,000	2,211,900
5.00%, 2/1/30	1,666,000	1,587,127
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28	3,672,000	3,542,108
144A,6.625%, 5/1/29	2,352,000	2,332,250

	Principal Amount $	Value $
Tronox, Inc.,144A,4.625%, 3/15/29	3,589,000	3,214,691
WR Grace Holdings LLC
144A,4.875%, 6/15/27	2,495,000	2,435,218
144A,5.625%, 8/15/29	3,856,000	3,535,447

(Cost $90,091,602)		88,134,590

Forest Products & Paper — 0.3%
Domtar Corp.,144A,6.75%, 10/1/28	2,135,000	1,982,307
Glatfelter Corp.,144A,4.75%, 11/15/29	1,662,000	1,513,301
Magnera Corp.,144A,7.25%, 11/15/31	2,600,000	2,613,780
Mercer International, Inc.
144A,12.875%, 10/1/28	1,335,000	1,459,204
5.125%, 2/1/29 (a)	2,930,000	2,660,784

(Cost $10,445,404)		10,229,376

Iron/Steel — 1.0%
ATI, Inc.,7.25%, 8/15/30	1,428,000	1,485,988
Cleveland-Cliffs, Inc.
5.875%, 6/1/27 (a)	1,790,000	1,788,564
144A,6.875%, 11/1/29	3,024,000	3,041,899
144A,6.75%, 4/15/30	2,515,000	2,520,697
144A,7.50%, 9/15/31	2,800,000	2,844,646
144A,7.00%, 3/15/32 (a)	4,757,000	4,783,140
144A,7.375%, 5/1/33	3,024,000	3,038,291
Metinvest BV,144A,7.75%, 10/17/29	1,300,000	1,050,200
Mineral Resources Ltd.
144A,8.125%, 5/1/27	2,950,000	2,953,098
144A,8.00%, 11/1/27	2,087,000	2,111,038
144A,9.25%, 10/1/28	3,672,000	3,804,038
144A,8.50%, 5/1/30	2,097,000	2,121,059
United States Steel Corp.,6.875%, 3/1/29	1,596,000	1,617,718

(Cost $33,213,069)		33,160,376

Mining — 1.7%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27	2,520,000	2,503,964
144A,6.125%, 5/15/28	1,680,000	1,687,535
144A,4.125%, 3/31/29	1,679,000	1,580,931
144A,7.125%, 3/15/31	2,519,000	2,625,125
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30	2,352,000	2,453,957
144A,11.50%, 10/1/31	1,680,000	1,880,221
First Quantum Minerals Ltd.
144A,6.875%, 10/15/27	5,149,000	5,191,356
144A,9.375%, 3/1/29	5,374,000	5,740,507
144A,8.625%, 6/1/31	4,368,000	4,557,436
FMG Resources August 2006 Pty Ltd.
144A,4.50%, 9/15/27	1,878,000	1,833,843

See Notes to Financial Statements.

68 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
144A,5.875%, 4/15/30	2,339,000	2,330,822
144A,4.375%, 4/1/31	5,008,000	4,598,030
144A,6.125%, 4/15/32	2,670,000	2,674,339
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26	2,460,000	2,435,043
144A,6.125%, 4/1/29	1,754,000	1,753,230
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	1,680,000	1,622,677
144A,4.50%, 6/1/31	1,848,000	1,682,929
Nexa Resources SA,144A,6.50%, 1/18/28	1,337,000	1,374,535
Vedanta Resources Finance II PLC
144A,10.875%, 9/17/29	4,360,000	4,593,783
144A,9.475%, 7/24/30	1,500,000	1,520,344
144A,11.25%, 12/3/31	1,975,000	2,143,634
144A,9.85%, 4/24/33	1,550,000	1,595,395

(Cost $58,627,042)		58,379,636

Communications — 17.6%
Advertising — 1.1%
Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	4,173,000	4,083,634
144A,7.75%, 4/15/28 (a)	3,338,000	3,102,877
144A,9.00%, 9/15/28	2,520,000	2,656,347
144A,7.50%, 6/1/29	3,505,000	3,110,550
144A,7.875%, 4/1/30	2,907,000	2,971,056
Lamar Media Corp.
3.75%, 2/15/28	1,992,000	1,908,102
4.00%, 2/15/30	1,836,000	1,708,480
3.625%, 1/15/31	1,836,000	1,652,712
Neptune Bidco US, Inc.,144A,9.29%, 4/15/29	8,712,000	7,810,446
Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,5.00%, 8/15/27	2,168,000	2,126,176
144A,4.25%, 1/15/29	1,669,000	1,570,015
144A,4.625%, 3/15/30	1,669,000	1,562,398
144A,7.375%, 2/15/31	1,502,000	1,578,946
Stagwell Global LLC,144A,5.625%, 8/15/29	3,672,000	3,560,398

(Cost $41,319,806)		39,402,137

Internet — 1.5%
Arches Buyer, Inc.
144A,4.25%, 6/1/28	3,000,000	2,816,258
144A,6.125%, 12/1/28	1,650,000	1,504,253
Cogent Communications Group LLC
144A,3.50%, 5/1/26	1,669,000	1,631,571
144A,7.00%, 6/15/27	1,512,000	1,525,824
Gen Digital, Inc.
144A,6.75%, 9/30/27	3,024,000	3,080,963
144A,7.125%, 9/30/30 (a)	2,003,000	2,067,184

	Principal Amount $	Value $
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	2,016,000	2,001,537
144A,3.50%, 3/1/29	2,688,000	2,493,680
ION Trading Technologies SARL
144A,5.75%, 5/15/28	1,400,000	1,324,804
144A,9.50%, 5/30/29	2,550,000	2,632,992
Match Group Holdings II LLC
144A,5.00%, 12/15/27	1,533,000	1,509,708
144A,4.625%, 6/1/28	1,714,000	1,661,578
144A,4.125%, 8/1/30	1,614,000	1,461,385
144A,3.625%, 10/1/31	1,672,000	1,446,811
MercadoLibre, Inc.,3.125%, 1/14/31	1,760,000	1,548,487
Newfold Digital Holdings Group, Inc.,144A,11.75%, 10/15/28	1,731,000	1,379,521
Rakuten Group, Inc.
144A,11.25%, 2/15/27	6,016,000	6,605,619
144A,9.75%, 4/15/29	6,677,000	7,347,179
Snap, Inc.,144A,6.875%, 3/1/33	4,850,000	4,913,743
Wayfair LLC,144A,7.25%, 10/31/29	2,688,000	2,736,693

(Cost $51,765,328)		51,689,790

Media — 9.1%
AMC Networks, Inc.
144A,10.25%, 1/15/29	2,940,000	3,118,781
4.25%, 2/15/29 (a)	3,280,000	2,556,237
Cable One, Inc.,144A,4.00%, 11/15/30 (a)	2,170,000	1,766,333
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.50%, 5/1/26	2,460,000	2,458,439
144A,5.125%, 5/1/27	10,850,000	10,708,260
144A,5.00%, 2/1/28	8,346,000	8,146,814
144A,5.375%, 6/1/29	5,008,000	4,874,324
144A,6.375%, 9/1/29	5,008,000	5,031,317
144A,4.75%, 3/1/30	10,181,000	9,493,392
144A,4.50%, 8/15/30	9,178,000	8,405,249
144A,4.25%, 2/1/31	9,915,000	8,902,692
144A,7.375%, 3/1/31 (a)	3,672,000	3,781,194
144A,4.75%, 2/1/32 (a)	4,007,000	3,603,877
4.50%, 5/1/32	9,460,000	8,341,356
144A,4.50%, 6/1/33	5,842,000	5,054,685
144A,4.25%, 1/15/34	6,677,000	5,601,669
CSC Holdings LLC
144A,5.50%, 4/15/27	4,373,000	4,061,516
144A,5.375%, 2/1/28	3,360,000	2,887,338
144A,7.50%, 4/1/28 (a)	3,489,000	2,596,294
144A,11.25%, 5/15/28	3,338,000	3,251,835
144A,11.75%, 1/31/29	6,844,000	6,686,804
144A,6.50%, 2/1/29	5,842,000	4,884,496
144A,5.75%, 1/15/30	7,505,000	4,322,655
144A,4.125%, 12/1/30	3,672,000	2,702,235

See Notes to Financial Statements.

DBX ETF Trust | 69

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
144A,4.625%, 12/1/30 (a)	7,562,000	4,020,936
144A,3.375%, 2/15/31	3,360,000	2,391,821
144A,4.50%, 11/15/31	5,008,000	3,674,747
144A,5.00%, 11/15/31 (a)	1,644,000	845,433
Directv Financing LLC,144A,8.875%, 2/1/30	2,520,000	2,461,014
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
144A,5.875%, 8/15/27	11,346,000	11,175,106
144A,10.00%, 2/15/31	6,700,000	6,580,794
DISH DBS Corp.
7.75%, 7/1/26	6,676,000	5,961,699
144A,5.25%, 12/1/26	9,181,000	8,647,859
7.375%, 7/1/28	3,335,000	2,475,252
144A,5.75%, 12/1/28	8,346,000	7,418,940
5.125%, 6/1/29	5,007,000	3,383,308
DISH Network Corp.,144A,11.75%, 11/15/27	11,685,000	12,338,735
Gray Media, Inc.
144A,7.00%, 5/15/27 (a)	1,672,000	1,641,287
144A,10.50%, 7/15/29	4,173,000	4,306,991
144A,4.75%, 10/15/30 (a)	2,655,000	1,566,544
144A,5.375%, 11/15/31 (a)	4,017,000	2,336,534
iHeartCommunications, Inc.
8.375%, 5/1/27	2,000	1,610
144A,9.125%, 5/1/29	2,385,000	2,030,231
144A,10.875%, 5/1/30 (a)	2,255,000	1,334,689
144A,7.75%, 8/15/30	2,205,000	1,696,296
LCPR Senior Secured Financing DAC
144A,6.75%, 10/15/27	3,876,000	3,306,763
144A,5.125%, 7/15/29 (a)	2,755,000	2,082,064
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	2,784,000	2,732,836
144A,8.00%, 8/1/29	2,133,000	2,145,030
144A,7.375%, 9/1/31	2,184,000	2,235,566
Nexstar Media, Inc.
144A,5.625%, 7/15/27	5,722,000	5,663,744
144A,4.75%, 11/1/28	3,338,000	3,165,051
Radiate Holdco LLC / Radiate Finance, Inc.
144A,4.50%, 9/15/26	3,024,000	2,629,952
144A,6.50%, 9/15/28 (a)	3,338,000	2,333,567
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30	1,631,000	1,149,855
144A,8.125%, 2/15/33	4,650,000	4,609,193
144A,9.75%, 2/15/33	1,436,000	1,448,465
Sirius XM Radio LLC
144A,3.125%, 9/1/26	3,338,000	3,231,944
144A,5.00%, 8/1/27	4,920,000	4,856,114
144A,4.00%, 7/15/28	6,677,000	6,276,778
144A,5.50%, 7/1/29	4,173,000	4,089,851
144A,4.125%, 7/1/30	5,008,000	4,502,540

	Principal Amount $	Value $
144A,3.875%, 9/1/31 (a)	5,008,000	4,347,698
TEGNA, Inc.
144A,4.75%, 3/15/26	1,848,000	1,836,730
4.625%, 3/15/28	3,338,000	3,201,918
5.00%, 9/15/29 (a)	3,672,000	3,475,212
Univision Communications, Inc.
144A,6.625%, 6/1/27	5,008,000	5,021,862
144A,8.00%, 8/15/28	4,808,000	4,888,222
144A,4.50%, 5/1/29	3,506,000	3,167,306
144A,7.375%, 6/30/30	3,002,000	2,935,381
144A,8.50%, 7/31/31	4,183,000	4,173,466
Virgin Media Finance PLC,144A,5.00%, 7/15/30 (a)	3,065,000	2,663,556
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	4,757,000	4,557,035
144A,4.50%, 8/15/30	3,075,000	2,737,903
VTR Finance NV,144A,6.375%, 7/15/28	1,613,000	1,540,219
Ziggo Bond Co. BV,144A,5.125%, 2/28/30	1,679,000	1,489,612
Ziggo BV,144A,4.875%, 1/15/30	3,308,000	3,048,825

(Cost $345,763,653)		315,071,876

Telecommunications — 5.9%
Altice Financing SA
144A,5.00%, 1/15/28	4,006,000	3,248,522
144A,5.75%, 8/15/29	6,794,000	5,336,168
Altice France Holding SA
144A,10.50%, 5/15/27	5,206,000	1,631,045
144A,6.00%, 2/15/28	3,671,000	1,132,279
Altice France SA
144A,8.125%, 2/1/27	5,842,000	5,244,739
144A,5.50%, 1/15/28	3,696,000	2,978,295
144A,5.125%, 1/15/29	1,586,000	1,232,264
144A,5.125%, 7/15/29	8,346,000	6,483,702
144A,5.50%, 10/15/29	6,527,000	5,105,120
C&W Senior Finance Ltd.,144A,9.00%, 1/15/33	2,400,000	2,427,056
CommScope LLC
144A,8.25%, 3/1/27 (a)	2,894,000	2,852,825
144A,7.125%, 7/1/28	2,074,000	1,969,209
144A,4.75%, 9/1/29	3,091,000	2,784,305
CommScope Technologies LLC,144A,5.00%, 3/15/27	2,504,000	2,365,406
Connect Finco SARL / Connect US Finco LLC,144A,9.00%, 9/15/29	6,593,000	6,050,477
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	1,344,000	1,284,043
144A,6.50%, 10/1/28	2,520,000	2,459,938
CT Trust,144A,5.125%, 2/3/32	2,480,000	2,276,256
EchoStar Corp.,10.75%, 11/30/29	17,478,000	18,740,451

See Notes to Financial Statements.

70 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Fibercop SpA
144A,6.375%, 11/15/33	1,674,000	1,648,890
144A,6.00%, 9/30/34	1,680,000	1,591,263
144A,7.20%, 7/18/36	1,680,000	1,687,338
144A,7.721%, 6/4/38	1,660,000	1,714,325
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	3,839,000	3,839,881
144A,5.00%, 5/1/28	5,175,000	5,130,060
144A,6.75%, 5/1/29	3,338,000	3,383,510
5.875%, 11/1/29 (a)	2,441,189	2,443,977
144A,6.00%, 1/15/30	3,338,000	3,352,959
144A,8.75%, 5/15/30	4,032,000	4,265,715
144A,8.625%, 3/15/31	2,520,000	2,694,696
Hughes Satellite Systems Corp.
5.25%, 8/1/26 (a)	2,520,000	2,347,403
6.625%, 8/1/26 (a)	2,499,500	2,024,885
Iliad Holding Sasu,144A,7.00%, 4/15/32	2,836,000	2,867,312
Iliad Holding SASU
144A,7.00%, 10/15/28	2,870,000	2,923,058
144A,8.50%, 4/15/31	3,172,000	3,381,011
Intelsat Jackson Holdings SA,144A,6.50%, 3/15/30	10,015,000	9,354,710
Level 3 Financing, Inc.
144A,10.50%, 4/15/29	2,226,000	2,504,250
144A,4.875%, 6/15/29 (a)	1,878,000	1,633,860
144A,11.00%, 11/15/29	5,547,000	6,301,287
144A,4.50%, 4/1/30	2,527,000	2,097,410
144A,10.50%, 5/15/30	3,086,000	3,375,312
144A,3.875%, 10/15/30	1,634,000	1,287,151
144A,10.75%, 12/15/30	2,549,000	2,867,743
144A,4.00%, 4/15/31	1,883,000	1,473,447
Lumen Technologies, Inc.
144A,4.125%, 4/15/30	1,905,000	1,716,444
144A,10.00%, 10/15/32	1,150,000	1,149,655
Millicom International Cellular SA
144A,5.125%, 1/15/28	1,211,400	1,174,353
144A,6.25%, 3/25/29	2,041,200	2,028,567
144A,4.50%, 4/27/31 (a)	2,558,000	2,285,345
144A,7.375%, 4/2/32	1,512,000	1,545,113
Sable International Finance Ltd.,144A,7.125%, 10/15/32	3,338,000	3,275,429
Telefonica Moviles Chile SA,144A,3.537%, 11/18/31	1,660,000	1,267,685
VEON Holdings BV,144A,3.375%, 11/25/27	3,516,000	3,177,937
Viasat, Inc.
144A,5.625%, 4/15/27 (a)	2,016,000	1,949,453
144A,6.50%, 7/15/28 (a)	1,344,000	1,163,932
144A,7.50%, 5/30/31 (a)	2,444,000	1,834,439

	Principal Amount $	Value $
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31	4,507,000	3,918,630
144A,4.75%, 7/15/31	4,524,000	3,970,497
144A,7.75%, 4/15/32	2,500,000	2,539,570
Windstream Services LLC / Windstream Escrow Finance Corp.,144A,8.25%, 10/1/31	7,357,000	7,611,810
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27 (a)	4,906,000	4,633,081
144A,6.125%, 3/1/28	3,606,000	3,210,229
Zegona Finance PLC,144A,8.625%, 7/15/29	3,024,000	3,218,564

(Cost $203,893,168)		203,464,286

Consumer, Cyclical — 17.3%

Airlines — 0.9%
Air Canada,144A,3.875%, 8/15/26	4,006,000	3,924,223
American Airlines, Inc.
144A,7.25%, 2/15/28	2,520,000	2,578,348
144A,8.50%, 5/15/29	3,338,000	3,519,474
JetBlue Airways Corp. / JetBlue Loyalty LP,144A,9.875%, 9/20/31	6,677,000	7,073,600
United Airlines, Inc.
144A,4.375%, 4/15/26	6,677,000	6,596,965
144A,4.625%, 4/15/29	6,449,000	6,221,920

(Cost $30,375,035)		29,914,530

Apparel — 0.2%
Hanesbrands, Inc.,144A,9.00%, 2/15/31 (a)	2,003,000	2,134,994
Levi Strauss & Co.,144A,3.50%, 3/1/31	1,669,000	1,489,799
VF Corp.
2.80%, 4/23/27	1,680,000	1,585,966
2.95%, 4/23/30	2,320,000	2,026,915

(Cost $7,234,263)		7,237,674

Auto Manufacturers — 0.9%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	1,335,000	1,311,057
144A,5.875%, 6/1/29	1,669,000	1,668,427
144A,3.75%, 1/30/31	3,338,000	3,002,839
Aston Martin Capital Holdings Ltd.,144A,10.00%, 3/31/29	3,505,000	3,402,608
Nissan Motor Acceptance Co. LLC
144A,5.30%, 9/13/27	1,300,000	1,304,163
144A,2.75%, 3/9/28	2,000,000	1,859,672
144A,7.05%, 9/15/28	2,300,000	2,421,019
Nissan Motor Co. Ltd.
144A,4.345%, 9/17/27	8,200,000	8,067,507
144A,4.81%, 9/17/30	8,300,000	7,991,869

(Cost $31,507,737)		31,029,161

See Notes to Financial Statements.

DBX ETF Trust | 71

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	2,242,000	2,242,000
144A,7.00%, 4/15/28	1,669,000	1,704,263
144A,8.25%, 4/15/31	1,669,000	1,718,581
144A,7.50%, 2/15/33	2,550,000	2,553,201
American Axle & Manufacturing, Inc.
6.50%, 4/1/27 (a)	1,669,000	1,664,552
6.875%, 7/1/28 (a)	1,335,000	1,326,721
5.00%, 10/1/29 (a)	2,003,000	1,835,817
Clarios Global LP / Clarios US Finance Co.
144A,8.50%, 5/15/27	5,299,000	5,329,204
144A,6.75%, 5/15/28	2,553,000	2,608,165
144A,6.75%, 2/15/30	2,200,000	2,252,888
Dana, Inc.
5.375%, 11/15/27	1,373,000	1,375,337
5.625%, 6/15/28	1,335,000	1,331,257
4.25%, 9/1/30	1,355,000	1,281,357
Dornoch Debt Merger Sub, Inc.,144A,6.625%, 10/15/29 (a)	2,191,000	1,747,643
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	3,063,000	3,052,334
4.875%, 3/15/27	2,337,000	2,296,672
5.00%, 7/15/29 (a)	2,825,000	2,687,979
5.25%, 4/30/31 (a)	1,836,000	1,701,873
5.25%, 7/15/31 (a)	2,003,000	1,860,737
5.625%, 4/30/33 (a)	1,492,000	1,374,989
Tenneco, Inc.,144A,8.00%, 11/17/28	6,343,000	6,307,074
ZF North America Capital, Inc.
144A,6.875%, 4/14/28	2,019,000	2,040,985
144A,7.125%, 4/14/30	2,016,000	2,019,587
144A,6.75%, 4/23/30	2,688,000	2,645,131
144A,6.875%, 4/23/32	2,299,000	2,223,182

(Cost $58,162,073)		57,181,529

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	2,352,000	2,247,246
144A,3.875%, 11/15/29	1,335,000	1,231,544
H&E Equipment Services, Inc.,144A,3.875%, 12/15/28	4,173,000	4,176,073
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28	1,848,000	1,897,576
144A,7.75%, 3/15/31	2,688,000	2,832,071

(Cost $12,576,172)		12,384,510

Entertainment — 2.7%
Allwyn Entertainment Financing UK PLC,144A,7.875%, 4/30/29	2,352,000	2,462,250

	Principal Amount $	Value $
AMC Entertainment Holdings, Inc.,144A,7.50%, 2/15/29 (a)	3,172,000	2,683,452
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29 (a)	4,006,000	3,788,205
144A,7.00%, 2/15/30	6,677,000	6,882,127
144A,6.50%, 2/15/32	5,008,000	5,082,766
144A,6.00%, 10/15/32 (a)	3,672,000	3,582,947
Churchill Downs, Inc.
144A,5.50%, 4/1/27	2,016,000	2,008,178
144A,4.75%, 1/15/28	2,352,000	2,299,398
144A,5.75%, 4/1/30	4,006,000	3,961,610
144A,6.75%, 5/1/31	2,003,000	2,044,748
Cinemark USA, Inc.
144A,5.25%, 7/15/28 (a)	2,571,000	2,519,149
144A,7.00%, 8/1/32 (a)	1,655,000	1,693,949
International Game Technology PLC
144A,4.125%, 4/15/26	2,504,000	2,484,377
144A,6.25%, 1/15/27	2,504,000	2,536,292
144A,5.25%, 1/15/29	2,504,000	2,467,027
Light & Wonder International, Inc.
144A,7.00%, 5/15/28	2,352,000	2,359,399
144A,7.25%, 11/15/29	1,680,000	1,731,171
144A,7.50%, 9/1/31	1,836,000	1,917,768
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27	4,006,000	4,073,477
144A,4.75%, 10/15/27	3,192,000	3,120,762
144A,3.75%, 1/15/28	1,680,000	1,610,876
Merlin Entertainments Group US Holdings, Inc.,144A,7.375%, 2/15/31	1,655,000	1,630,288
Mohegan Tribal Gaming Authority,144A,13.25%, 12/15/27	1,688,000	1,912,825
Motion Bondco DAC,144A,6.625%, 11/15/27	1,389,000	1,367,534
Motion Finco Sarl,144A,8.375%, 2/15/32	1,300,000	1,334,840
Penn Entertainment, Inc.
144A,5.625%, 1/15/27	1,335,000	1,323,551
144A,4.125%, 7/1/29 (a)	1,335,000	1,214,707
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A,5.625%, 9/1/29 (a)	2,440,000	1,796,560
144A,5.875%, 9/1/31 (a)	2,438,000	1,586,504
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27	1,669,000	1,664,238
144A,7.25%, 5/15/31 (a)	2,688,000	2,773,476
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.
5.375%, 4/15/27	1,564,000	1,551,722

See Notes to Financial Statements.

72 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
5.25%, 7/15/29	1,680,000	1,630,627
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co.,144A,6.625%, 5/1/32	2,856,000	2,927,714
Vail Resorts, Inc.,144A,6.50%, 5/15/32	2,003,000	2,046,962
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29	2,504,000	2,439,680
144A,7.125%, 2/15/31	3,334,000	3,511,302
144A,6.25%, 3/15/33	2,642,000	2,637,753

(Cost $97,378,787)		94,660,211

Food Service — 0.2%
Aramark Services, Inc.,144A,5.00%, 2/1/28	3,839,000	3,777,192
TKC Holdings, Inc.
144A,6.875%, 5/15/28	1,419,000	1,428,571
144A,10.50%, 5/15/29	2,268,000	2,326,507

(Cost $7,701,012)		7,532,270

Home Builders — 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co.,144A,4.625%, 4/1/30	1,344,000	1,248,041
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	2,003,000	2,000,391
144A,4.875%, 2/15/30	1,680,000	1,527,960
Century Communities, Inc.
6.75%, 6/1/27	1,664,000	1,664,370
144A,3.875%, 8/15/29	1,680,000	1,533,608
LGI Homes, Inc.
144A,8.75%, 12/15/28	1,344,000	1,421,015
144A,7.00%, 11/15/32	1,323,000	1,313,746
Mattamy Group Corp.
144A,5.25%, 12/15/27	1,680,000	1,656,179
144A,4.625%, 3/1/30	2,003,000	1,871,014
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	1,669,000	1,688,657
144A,5.75%, 1/15/28	1,502,000	1,503,621
144A,5.125%, 8/1/30	1,680,000	1,633,647

(Cost $19,798,457)		19,062,249

Home Furnishings — 0.1%
Somnigroup International, Inc.
144A,4.00%, 4/15/29	2,689,000	2,509,382
144A,3.875%, 10/15/31	2,641,000	2,339,218

(Cost $5,261,647)		4,848,600

Housewares — 0.5%
Cd&r Smokey Buyer, Inc. / Radio Systems Corp.,144A,9.50%, 10/15/29	2,554,000	2,512,497

	Principal Amount $	Value $
Newell Brands, Inc.
5.70%, 4/1/26	4,123,000	4,122,492
6.375%, 9/15/27 (a)	1,669,000	1,692,747
6.625%, 9/15/29	1,680,000	1,714,828
6.375%, 5/15/30	2,520,000	2,518,260
6.625%, 5/15/32	1,519,000	1,514,624
Scotts Miracle-Gro Co.
4.50%, 10/15/29 (a)	1,374,000	1,298,950
4.00%, 4/1/31	1,596,000	1,424,113
4.375%, 2/1/32	1,344,000	1,203,847

(Cost $18,514,611)		18,002,358

Leisure Time — 2.3%
Carnival Corp.
144A,7.625%, 3/1/26	4,267,000	4,276,899
144A,5.75%, 3/1/27	9,088,000	9,116,909
144A,6.00%, 5/1/29	6,677,000	6,698,967
144A,6.125%, 2/15/33	6,500,000	6,550,067
Life Time, Inc.,144A,6.00%, 11/15/31	1,680,000	1,687,259
NCL Corp. Ltd.
144A,5.875%, 2/15/27	3,338,000	3,348,438
144A,8.125%, 1/15/29	2,655,000	2,818,052
144A,7.75%, 2/15/29 (a)	2,016,000	2,145,951
144A,6.75%, 2/1/32	6,009,000	6,146,252
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26	2,184,000	2,157,878
144A,5.50%, 8/31/26	3,338,000	3,365,365
144A,5.375%, 7/15/27	3,338,000	3,345,971
3.70%, 3/15/28	1,680,000	1,609,430
144A,5.50%, 4/1/28	5,008,000	5,034,758
144A,5.625%, 9/30/31	5,008,000	4,983,490
144A,6.25%, 3/15/32	4,173,000	4,259,867
144A,6.00%, 2/1/33	6,577,000	6,655,207
Sabre GLBL, Inc.
144A,8.625%, 6/1/27 (a)	2,207,000	2,270,703
144A,10.75%, 11/15/29	2,771,000	2,963,492

(Cost $79,099,652)		79,434,955

Lodging — 2.3%
Boyd Gaming Corp.
4.75%, 12/1/27	3,403,000	3,357,938
144A,4.75%, 6/15/31	2,950,000	2,781,310
Hilton Domestic Operating Co., Inc.
144A,5.75%, 5/1/28	1,584,000	1,585,517
144A,5.875%, 4/1/29	1,836,000	1,852,199
144A,3.75%, 5/1/29	2,688,000	2,522,295
4.875%, 1/15/30	3,338,000	3,258,010
144A,4.00%, 5/1/31	3,672,000	3,370,993
144A,3.625%, 2/15/32	4,808,000	4,262,615
144A,6.125%, 4/1/32	1,512,000	1,536,063
144A,5.875%, 3/15/33	3,338,000	3,347,777

See Notes to Financial Statements.

DBX ETF Trust | 73

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
144A,5.00%, 6/1/29	2,856,000	2,726,161
144A,4.875%, 7/1/31	1,680,000	1,534,520
144A,6.625%, 1/15/32	3,024,000	3,060,322
Marriott Ownership Resorts, Inc.,144A,4.50%, 6/15/29	1,680,000	1,583,640
Melco Resorts Finance Ltd.
144A,5.25%, 4/26/26 (a)	1,680,000	1,673,964
144A,5.625%, 7/17/27 (a)	2,016,000	1,992,736
144A,5.75%, 7/21/28	2,856,000	2,770,312
144A,5.375%, 12/4/29	3,839,000	3,573,120
144A,7.625%, 4/17/32	2,471,000	2,483,973
MGM Resorts International
4.625%, 9/1/26	1,335,000	1,326,224
5.50%, 4/15/27	2,268,000	2,267,115
4.75%, 10/15/28	2,520,000	2,449,608
6.125%, 9/15/29	2,856,000	2,874,458
6.50%, 4/15/32	2,320,000	2,338,914
Station Casinos LLC
144A,4.50%, 2/15/28	2,321,000	2,243,885
144A,4.625%, 12/1/31	1,680,000	1,548,252
144A,6.625%, 3/15/32	1,680,000	1,696,422
Studio City Finance Ltd.
144A,6.50%, 1/15/28	1,680,000	1,660,157
144A,5.00%, 1/15/29	3,672,000	3,363,854
Travel + Leisure Co.
144A,6.625%, 7/31/26	2,170,000	2,201,129
6.00%, 4/1/27	1,335,000	1,348,247
144A,4.50%, 12/1/29 (a)	2,170,000	2,068,874
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,144A,5.25%, 5/15/27	3,006,000	2,983,807

(Cost $82,418,629)		79,644,411

Retail — 4.6%
1011778 BC ULC / New Red Finance, Inc.
144A,3.875%, 1/15/28	5,175,000	4,965,852
144A,4.375%, 1/15/28	2,520,000	2,438,971
144A,3.50%, 2/15/29	2,520,000	2,352,606
144A,6.125%, 6/15/29	4,006,000	4,076,590
144A,5.625%, 9/15/29	1,680,000	1,682,880
144A,4.00%, 10/15/30	9,482,000	8,654,106
Advance Auto Parts, Inc.,3.90%, 4/15/30	1,530,000	1,359,603
Asbury Automotive Group, Inc.
4.50%, 3/1/28	1,352,000	1,313,306
144A,4.625%, 11/15/29	2,688,000	2,563,962
4.75%, 3/1/30	1,495,000	1,422,132
144A,5.00%, 2/15/32	1,957,000	1,827,117
Bath & Body Works, Inc.
5.25%, 2/1/28	1,494,000	1,488,569

	Principal Amount $	Value $
7.50%, 6/15/29	1,621,000	1,670,034
144A,6.625%, 10/1/30	2,836,000	2,898,764
Beacon Roofing Supply, Inc.,144A,6.50%, 8/1/30	2,003,000	2,061,774
eG Global Finance PLC,144A,12.00%, 11/30/28	3,672,000	4,122,110
Ferrellgas LP / Ferrellgas Finance Corp.
144A,5.375%, 4/1/26	2,170,000	2,163,630
144A,5.875%, 4/1/29	2,772,000	2,591,706
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A,4.625%, 1/15/29	3,338,000	3,158,717
144A,6.75%, 1/15/30	4,173,000	3,883,349
FirstCash, Inc.
144A,4.625%, 9/1/28	1,669,000	1,614,430
144A,5.625%, 1/1/30	1,848,000	1,814,802
144A,6.875%, 3/1/32	1,680,000	1,718,979
Gap, Inc.
144A,3.625%, 10/1/29	2,520,000	2,305,177
144A,3.875%, 10/1/31	2,470,000	2,177,899
Global Auto Holdings Ltd. / AAG FH UK Ltd.
144A,8.375%, 1/15/29	1,700,000	1,629,458
144A,8.75%, 1/15/32	1,750,000	1,622,745
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28	2,520,000	2,402,219
144A,6.375%, 1/15/30	1,680,000	1,714,290
Kohl’s Corp.,4.625%, 5/1/31 (a)	1,669,000	1,303,094
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29	3,338,000	3,183,791
144A,8.25%, 8/1/31	2,856,000	3,016,716
Lithia Motors, Inc.
144A,4.625%, 12/15/27	1,344,000	1,311,336
144A,3.875%, 6/1/29	2,688,000	2,492,564
144A,4.375%, 1/15/31	1,819,000	1,679,936
Macy’s Retail Holdings LLC
144A,5.875%, 3/15/30	1,428,000	1,385,906
144A,6.125%, 3/15/32	1,406,000	1,343,067
Michaels Cos., Inc.
144A,5.25%, 5/1/28	2,856,000	2,145,653
144A,7.875%, 5/1/29	3,481,000	2,142,229
Murphy Oil USA, Inc.
4.75%, 9/15/29	1,680,000	1,619,487
144A,3.75%, 2/15/31	1,644,000	1,471,906
Nordstrom, Inc.
4.375%, 4/1/30	1,680,000	1,543,168
4.25%, 8/1/31 (a)	1,408,000	1,256,094
Patrick Industries, Inc.,144A,6.375%, 11/1/32	1,680,000	1,673,008
Penske Automotive Group, Inc.,3.75%, 6/15/29	1,669,000	1,555,144

See Notes to Financial Statements.

74 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
PetSmart, Inc. / PetSmart Finance Corp.
144A,4.75%, 2/15/28	4,006,000	3,807,692
144A,7.75%, 2/15/29	3,839,000	3,718,106
QVC, Inc.,144A,6.875%, 4/15/29 (a)	2,020,000	1,645,946
Saks Global Enterprises LLC,144A,11.00%, 12/15/29	7,345,000	6,788,145
Sonic Automotive, Inc.
144A,4.625%, 11/15/29	2,184,000	2,058,087
144A,4.875%, 11/15/31	1,662,000	1,542,713
Staples, Inc.
144A,10.75%, 9/1/29	8,263,000	7,901,604
144A,12.75%, 1/15/30	2,755,624	1,997,328
Suburban Propane Partners LP/ Suburban Energy Finance Corp.,144A,5.00%, 6/1/31	2,170,000	1,992,646
Victra Holdings LLC / Victra Finance Corp.,144A,8.75%, 9/15/29 (a)	1,512,000	1,608,308
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	4,832,000	4,726,788
8.125%, 8/15/29 (a)	2,520,000	2,541,615
3.20%, 4/15/30	1,645,000	1,395,760
White Cap Buyer LLC,144A,6.875%, 10/15/28	2,151,000	2,150,753
Yum! Brands, Inc.
144A,4.75%, 1/15/30	2,688,000	2,605,692
3.625%, 3/15/31	3,505,000	3,179,234
4.625%, 1/31/32	3,678,000	3,462,468
5.375%, 4/1/32	3,338,000	3,289,805

(Cost $166,767,828)		159,231,566

Consumer, Non-cyclical — 16.3%

Agriculture — 0.1%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	1,680,000	1,673,619
144A,6.00%, 6/15/30	3,360,000	3,371,585

(Cost $5,067,241)		5,045,204

Beverages — 0.1%
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
144A,6.25%, 4/1/29	2,350,000	2,343,365
144A,4.375%, 4/30/29	2,256,000	2,161,238

(Cost $4,604,757)		4,504,603

Commercial Services — 5.1%
ADT Security Corp.,144A,4.125%, 8/1/29	3,338,000	3,155,473
Albion Financing 1 SARL / Aggreko Holdings, Inc.,144A,6.125%, 10/15/26	1,886,000	1,891,196
Albion Financing 2 SARL,144A,8.75%, 4/15/27	1,502,000	1,534,260

	Principal Amount $	Value $
Allied Universal Holdco LLC,144A,7.875%, 2/15/31	7,845,000	8,096,793
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,9.75%, 7/15/27	3,528,000	3,553,581
144A,6.00%, 6/1/29 (a)	3,205,000	3,038,367
Allied Universal Holdco LLC/ Allied Universal Finance Corp./Atlas Luxco 4 Sarl,144A,4.625%, 6/1/28	4,092,000	3,903,585
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,5.75%, 7/15/27	1,344,000	1,321,619
144A,4.75%, 4/1/28 (a)	1,699,000	1,600,715
144A,5.375%, 3/1/29	2,033,000	1,896,269
144A,8.25%, 1/15/30 (a)	2,352,000	2,397,187
144A,8.00%, 2/15/31	1,580,000	1,609,246
Belron UK Finance PLC,144A,5.75%, 10/15/29	3,722,000	3,719,432
Block, Inc.
2.75%, 6/1/26	3,557,000	3,452,371
3.50%, 6/1/31	3,238,000	2,877,176
144A,6.50%, 5/15/32	6,677,000	6,821,257
Boost Newco Borrower LLC,144A,7.50%, 1/15/31	7,261,000	7,600,188
Brink’s Co.
144A,4.625%, 10/15/27	2,042,000	2,006,721
144A,6.50%, 6/15/29	1,361,000	1,394,984
144A,6.75%, 6/15/32	1,273,000	1,305,268
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28	3,472,000	3,658,689
144A,8.625%, 5/15/32	2,003,000	2,122,935
144A,8.00%, 3/15/33	1,680,000	1,746,437
Garda World Security Corp.
144A,4.625%, 2/15/27	1,915,000	1,874,862
144A,7.75%, 2/15/28	1,335,000	1,377,576
144A,6.00%, 6/1/29	1,669,000	1,612,616
144A,8.25%, 8/1/32	1,848,000	1,898,665
144A,8.375%, 11/15/32	3,338,000	3,433,834
GEO Group, Inc.
8.625%, 4/15/29	2,170,000	2,298,871
10.25%, 4/15/31	2,099,000	2,301,532
Herc Holdings, Inc.
144A,5.50%, 7/15/27	4,006,000	3,983,445
144A,6.625%, 6/15/29	2,688,000	2,728,170
Hertz Corp.
144A,4.625%, 12/1/26	1,535,000	1,333,281
144A,12.625%, 7/15/29	4,225,000	4,458,169
144A,5.00%, 12/1/29 (a)	3,338,000	2,302,666
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.75%, 4/15/26	4,507,000	4,530,378
144A,3.375%, 8/31/27	3,338,000	3,174,982

See Notes to Financial Statements.

DBX ETF Trust | 75

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
144A,6.25%, 1/15/28	4,339,500	4,349,945
Raven Acquisition Holdings LLC,144A,6.875%, 11/15/31	4,318,000	4,280,136
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29	3,505,000	3,596,992
144A,10.875%, 8/1/29	1,596,000	1,640,409
Service Corp. International
4.625%, 12/15/27	1,774,000	1,741,765
5.125%, 6/1/29	2,504,000	2,467,488
3.375%, 8/15/30	2,803,000	2,525,657
4.00%, 5/15/31	2,653,000	2,414,407
5.75%, 10/15/32	2,671,000	2,653,189
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.,144A,6.75%, 8/15/32	3,672,000	3,744,382
Sotheby’s,144A,7.375%, 10/15/27	2,571,000	2,560,986
United Rentals North America, Inc.
5.50%, 5/15/27	1,669,000	1,671,809
3.875%, 11/15/27	2,520,000	2,445,948
4.875%, 1/15/28	5,573,000	5,501,171
5.25%, 1/15/30	2,520,000	2,494,207
4.00%, 7/15/30	2,520,000	2,347,767
3.875%, 2/15/31	3,672,000	3,359,754
3.75%, 1/15/32	2,270,000	2,032,133
144A,6.125%, 3/15/34	3,672,000	3,718,054
Veritiv Operating Co.,144A,10.50%, 11/30/30	3,505,000	3,816,041
Wand NewCo 3, Inc.,144A,7.625%, 1/30/32	4,173,000	4,320,787
Williams Scotsman, Inc.
144A,4.625%, 8/15/28	1,680,000	1,634,212
144A,6.625%, 6/15/29	1,680,000	1,712,657
144A,7.375%, 10/1/31	1,680,000	1,751,170

(Cost $181,027,153)		176,793,862

Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28	2,520,000	2,490,931
144A,4.125%, 4/1/29	1,669,000	1,555,962
Perrigo Finance Unlimited Co.
4.90%, 6/15/30	2,520,000	2,407,001
6.125%, 9/30/32	2,403,000	2,404,718
Prestige Brands, Inc.
144A,5.125%, 1/15/28	1,355,000	1,340,295
144A,3.75%, 4/1/31	2,016,000	1,818,117

(Cost $12,576,299)		12,017,024

Food — 2.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	2,160,000	2,120,887
144A,7.50%, 3/15/26	2,057,000	2,061,988

	Principal Amount $	Value $
144A,4.625%, 1/15/27	4,507,000	4,443,372
144A,5.875%, 2/15/28	2,483,000	2,484,752
144A,6.50%, 2/15/28	2,561,000	2,611,508
144A,3.50%, 3/15/29	4,505,000	4,169,537
144A,4.875%, 2/15/30	3,338,000	3,225,110
B&G Foods, Inc.
5.25%, 9/15/27	1,836,000	1,727,504
144A,8.00%, 9/15/28	2,686,000	2,748,017
Fiesta Purchaser, Inc.
144A,7.875%, 3/1/31	1,680,000	1,736,050
144A,9.625%, 9/15/32	1,512,000	1,598,784
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.,144A,9.00%, 2/15/29	3,338,000	3,475,543
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	1,680,000	1,647,526
144A,4.125%, 1/31/30	3,259,000	3,042,402
144A,4.375%, 1/31/32	2,293,000	2,107,569
Performance Food Group, Inc.
144A,5.50%, 10/15/27	3,539,000	3,526,134
144A,4.25%, 8/1/29	3,338,000	3,150,322
144A,6.125%, 9/15/32	3,338,000	3,359,026
Pilgrim’s Pride Corp.
3.50%, 3/1/32	2,989,000	2,647,235
6.25%, 7/1/33	3,266,000	3,411,140
6.875%, 5/15/34	1,647,000	1,791,266
Post Holdings, Inc.
144A,5.50%, 12/15/29	4,121,000	4,041,284
144A,4.625%, 4/15/30	4,624,000	4,340,924
144A,4.50%, 9/15/31	3,295,000	3,011,294
144A,6.25%, 2/15/32	3,338,000	3,367,685
144A,6.375%, 3/1/33	4,006,000	4,004,241
144A,6.25%, 10/15/34	1,983,000	1,976,636
US Foods, Inc.
144A,6.875%, 9/15/28	1,680,000	1,743,343
144A,4.75%, 2/15/29	3,025,000	2,929,859
144A,4.625%, 6/1/30	1,680,000	1,604,646
144A,7.25%, 1/15/32	1,680,000	1,757,769
144A,5.75%, 4/15/33	1,634,000	1,610,895

(Cost $89,737,659)		87,474,248

Healthcare-Products — 1.4%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	5,175,000	5,012,771
144A,3.875%, 11/1/29	2,671,000	2,477,655
Bausch + Lomb Corp.,144A,8.375%, 10/1/28	4,493,000	4,689,569
Hologic, Inc.
144A,4.625%, 2/1/28	1,363,000	1,336,428
144A,3.25%, 2/15/29	3,192,000	2,951,772
Medline Borrower LP
144A,3.875%, 4/1/29	15,023,000	14,093,565

See Notes to Financial Statements.

76 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
144A,5.25%, 10/1/29	8,346,000	8,097,158
Medline Borrower LP/Medline Co.-Issuer, Inc.,144A,6.25%, 4/1/29	5,008,000	5,089,145
Teleflex, Inc.
4.625%, 11/15/27	1,680,000	1,649,106
144A,4.25%, 6/1/28	1,669,000	1,601,384

(Cost $47,104,658)		46,998,553

Healthcare-Services — 4.3%
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	1,680,000	1,615,825
144A,3.75%, 3/15/29	1,680,000	1,571,074
144A,4.00%, 3/15/31	1,680,000	1,522,006
CHS/Community Health Systems, Inc.
144A,5.625%, 3/15/27	5,866,000	5,660,879
144A,8.00%, 12/15/27	2,352,000	2,338,629
144A,6.875%, 4/1/28	2,083,000	1,477,191
144A,6.00%, 1/15/29	2,139,000	1,935,382
144A,6.875%, 4/15/29	4,155,000	2,901,644
144A,6.125%, 4/1/30	4,098,000	2,676,646
144A,5.25%, 5/15/30	5,124,000	4,347,671
144A,4.75%, 2/15/31	3,531,000	2,871,068
144A,10.875%, 1/15/32	7,228,000	7,403,062
Concentra Escrow Issuer Corp.,144A,6.875%, 7/15/32	2,184,000	2,267,964
DaVita, Inc.
144A,4.625%, 6/1/30	9,181,000	8,521,347
144A,3.75%, 2/15/31	5,008,000	4,396,953
144A,6.875%, 9/1/32	3,338,000	3,393,281
Encompass Health Corp.
4.50%, 2/1/28	2,688,000	2,627,335
4.75%, 2/1/30	2,688,000	2,606,544
4.625%, 4/1/31	1,194,000	1,124,832
IQVIA, Inc.
144A,5.00%, 10/15/26	3,528,000	3,510,035
144A,5.00%, 5/15/27	3,672,000	3,639,495
144A,6.50%, 5/15/30	1,680,000	1,723,236
LifePoint Health, Inc.
144A,5.375%, 1/15/29 (a)	1,669,000	1,491,203
144A,9.875%, 8/15/30	2,688,000	2,873,053
144A,11.00%, 10/15/30	3,672,000	4,045,391
144A,8.375%, 2/15/32	2,200,000	2,229,642
144A,10.00%, 6/1/32 (a)	2,665,000	2,607,351
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	2,688,000	2,576,364
144A,3.875%, 11/15/30	2,170,000	1,955,610
144A,3.875%, 5/15/32	2,520,000	2,216,325
144A,6.25%, 1/15/33	2,520,000	2,492,051
MPH Acquisition Holdings LLC,144A,5.75%, 12/31/30	2,500,000	1,845,137

	Principal Amount $	Value $
Prime Healthcare Services, Inc.,144A,9.375%, 9/1/29	5,008,000	4,746,389
Select Medical Corp.,144A,6.25%, 12/1/32	1,836,000	1,828,172
Star Parent, Inc.,144A,9.00%, 10/1/30	3,338,000	3,498,095
Tenet Healthcare Corp.
6.25%, 2/1/27	4,870,000	4,868,002
5.125%, 11/1/27	5,008,000	4,953,192
4.625%, 6/15/28	2,003,000	1,937,096
6.125%, 10/1/28	8,401,000	8,401,204
4.25%, 6/1/29	4,674,000	4,414,907
4.375%, 1/15/30	4,691,000	4,415,942
6.125%, 6/15/30	6,677,000	6,698,880
6.75%, 5/15/31	4,507,000	4,601,629
US Acute Care Solutions LLC,144A,9.75%, 5/15/29	3,338,000	3,416,433

(Cost $157,688,270)		148,244,167

Household Products/Wares — 0.2%
Central Garden & Pet Co.
4.125%, 10/15/30	1,680,000	1,535,803
144A,4.125%, 4/30/31	1,339,000	1,207,201
Kronos Acquisition Holdings, Inc.
144A,8.25%, 6/30/31	1,800,000	1,691,253
144A,10.75%, 6/30/32	1,500,000	1,288,814

(Cost $5,974,295)		5,723,071

Pharmaceuticals — 2.3%
AdaptHealth LLC
144A,4.625%, 8/1/29	1,678,000	1,559,380
144A,5.125%, 3/1/30	2,003,000	1,864,127
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26	2,008,000	1,999,667
144A,8.50%, 1/31/27	2,145,000	2,081,229
Bausch Health Cos., Inc.
144A,6.125%, 2/1/27 (a)	3,338,000	3,219,451
144A,5.75%, 8/15/27	1,669,000	1,589,138
144A,5.00%, 1/30/28	1,468,000	1,157,467
144A,4.875%, 6/1/28	5,342,000	4,639,073
144A,11.00%, 9/30/28 (a)	5,922,000	6,001,355
144A,5.00%, 2/15/29	1,519,000	1,064,811
144A,6.25%, 2/15/29	2,758,000	1,989,207
144A,5.25%, 1/30/30	2,617,000	1,692,113
144A,5.25%, 2/15/31	1,555,000	962,701
Cheplapharm Arzneimittel GmbH,144A,5.50%, 1/15/28	1,614,000	1,471,551
Endo Finance Holdings, Inc.,144A,8.50%, 4/15/31 (a)	3,338,000	3,581,731
Grifols SA,144A,4.75%, 10/15/28	2,369,000	2,241,612
HLF Financing Sarl LLC / Herbalife International, Inc,144A,12.25%, 4/15/29	2,688,000	2,906,878

See Notes to Financial Statements.

DBX ETF Trust | 77

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

HLF Financing Sarl LLC / Herbalife International, Inc.,144A,4.875%, 6/1/29	1,976,000	1,529,695
Jazz Securities DAC,144A,4.375%, 1/15/29	4,858,000	4,662,382
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28	7,010,000	6,672,584
144A,5.125%, 4/30/31	6,678,000	6,089,836
144A,6.75%, 5/15/34	1,530,000	1,553,359
144A,7.875%, 5/15/34 (a)	1,660,000	1,705,270
Owens & Minor, Inc.
144A,4.50%, 3/31/29 (a)	1,608,000	1,412,878
144A,6.625%, 4/1/30 (a)	1,834,000	1,691,672
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	11,350,000	10,988,079
6.75%, 3/1/28	4,172,000	4,309,768

(Cost $87,437,012)		80,637,014

Diversified — 0.2%
Holding Companies-Diversified — 0.2%
Benteler International AG,144A,10.50%, 5/15/28	2,422,000	2,569,536
Stena International SA
144A,7.25%, 1/15/31	2,352,000	2,392,497
144A,7.625%, 2/15/31	1,344,000	1,392,079

(Cost $6,443,816)		6,354,112

Energy — 10.9%
Energy-Alternate Sources — 0.0%
Sunnova Energy Corp.,144A,11.75%, 10/1/28 (a)

(Cost $1,199,915)	1,344,000	767,384

Oil & Gas — 5.2%
Aethon United BR LP / Aethon United Finance Corp.,144A,7.50%, 10/1/29	3,338,000	3,443,280
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,8.25%, 12/31/28	1,547,000	1,585,160
144A,5.875%, 6/30/29	1,335,000	1,319,694
Azule Energy Finance PLC,144A,8.125%, 1/23/30	4,006,000	4,068,093
Baytex Energy Corp.
144A,8.50%, 4/30/30	2,688,000	2,753,996
144A,7.375%, 3/15/32	1,920,000	1,878,340
California Resources Corp.,144A,8.25%, 6/15/29	3,024,000	3,113,233
Civitas Resources, Inc.
144A,5.00%, 10/15/26	1,344,000	1,334,746
144A,8.375%, 7/1/28	4,507,000	4,696,064

	Principal Amount $	Value $
144A,8.625%, 11/1/30	3,338,000	3,515,098
144A,8.75%, 7/1/31	4,507,000	4,710,105
CNX Resources Corp.
144A,6.00%, 1/15/29	1,669,000	1,657,477
144A,7.375%, 1/15/31	1,680,000	1,727,379
144A,7.25%, 3/1/32	2,016,000	2,066,255
Comstock Resources, Inc.
144A,6.75%, 3/1/29	4,086,000	4,020,190
144A,6.75%, 3/1/29	1,344,000	1,321,505
144A,5.875%, 1/15/30	3,222,000	3,071,554
Crescent Energy Finance LLC
144A,9.25%, 2/15/28	3,333,000	3,495,564
144A,7.625%, 4/1/32	3,672,000	3,675,781
144A,7.375%, 1/15/33	3,338,000	3,275,635
CVR Energy, Inc.
144A,5.75%, 2/15/28	1,344,000	1,276,267
144A,8.50%, 1/15/29	2,003,000	1,977,312
Encino Acquisition Partners Holdings LLC
144A,8.50%, 5/1/28	2,172,000	2,227,056
144A,8.75%, 5/1/31	1,680,000	1,806,568
Energean PLC,144A,6.50%, 4/30/27	1,512,000	1,510,760
Hilcorp Energy I LP / Hilcorp Finance Co.
144A,6.25%, 11/1/28	2,003,000	2,001,633
144A,5.75%, 2/1/29	2,003,000	1,961,280
144A,6.00%, 4/15/30	1,669,000	1,609,994
144A,6.00%, 2/1/31	2,003,000	1,910,358
144A,6.25%, 4/15/32	1,669,000	1,597,052
144A,8.375%, 11/1/33	2,003,000	2,094,539
144A,6.875%, 5/15/34	1,669,000	1,617,481
144A,7.25%, 2/15/35	3,304,000	3,250,772
Ithaca Energy North Sea PLC,144A,8.125%, 10/15/29	2,520,000	2,606,451
Kosmos Energy Ltd.
144A,7.50%, 3/1/28	1,345,000	1,295,257
144A,8.75%, 10/1/31 (a)	1,620,000	1,560,335
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27	2,003,815	1,984,685
144A,REGS, 6.75%, 6/30/30	1,699,059	1,663,273
Matador Resources Co.
144A,6.875%, 4/15/28	1,680,000	1,717,284
144A,6.50%, 4/15/32	3,024,000	3,025,964
144A,6.25%, 4/15/33	2,420,000	2,383,831
Medco Maple Tree Pte Ltd.,144A,8.96%, 4/27/29	1,680,000	1,775,600
Murphy Oil Corp.,6.00%, 10/1/32	1,955,000	1,897,444
Noble Finance II LLC,144A,8.00%, 4/15/30	4,674,000	4,726,582
Northern Oil & Gas, Inc.
144A,8.125%, 3/1/28	2,369,000	2,405,719
144A,8.75%, 6/15/31	1,680,000	1,751,493

See Notes to Financial Statements.

78 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Parkland Corp.
144A,5.875%, 7/15/27	1,669,000	1,670,397
144A,4.50%, 10/1/29	2,688,000	2,547,904
144A,4.625%, 5/1/30	2,642,000	2,481,819
144A,6.625%, 8/15/32	1,680,000	1,695,756
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/28	2,777,000	2,685,476
144A,7.875%, 9/15/30	1,630,000	1,563,241
Permian Resources Operating LLC
144A,5.875%, 7/1/29	2,352,000	2,344,474
144A,7.00%, 1/15/32	3,338,000	3,431,531
144A,6.25%, 2/1/33	3,338,000	3,356,856
Puma International Financing SA,144A,7.75%, 4/25/29	1,680,000	1,723,663
Range Resources Corp.
8.25%, 1/15/29	1,964,000	2,023,694
144A,4.75%, 2/15/30	1,680,000	1,604,861
SM Energy Co.
6.75%, 9/15/26	1,220,000	1,221,453
6.625%, 1/15/27	1,391,000	1,391,227
6.50%, 7/15/28	1,344,000	1,348,039
144A,6.75%, 8/1/29	2,520,000	2,525,864
144A,7.00%, 8/1/32	2,520,000	2,522,857
Sunoco LP
144A,7.00%, 5/1/29	2,520,000	2,612,988
144A,7.25%, 5/1/32	2,520,000	2,631,301
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	2,003,000	2,009,802
144A,7.00%, 9/15/28	1,680,000	1,735,181
4.50%, 5/15/29	2,688,000	2,574,201
4.50%, 4/30/30	2,486,000	2,352,622
Talos Production, Inc.
144A,9.00%, 2/1/29	2,087,000	2,160,039
144A,9.375%, 2/1/31	2,100,000	2,162,502
TGNR Intermediate Holdings LLC,144A,5.50%, 10/15/29	2,352,000	2,242,367
Transocean, Inc.
144A,8.00%, 2/1/27	2,120,000	2,120,671
144A,8.25%, 5/15/29	2,924,000	2,885,969
144A,8.50%, 5/15/31	3,024,000	2,988,156
Vermilion Energy, Inc.
144A,6.875%, 5/1/30	1,300,000	1,292,105
144A,7.25%, 2/15/33	1,250,000	1,216,509

Vital Energy, Inc.,144A,7.875%, 4/15/32 (a)	3,338,000	3,220,315

(Cost $182,443,191)		180,707,979

Oil & Gas Services — 0.5%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.25%, 4/1/28	2,688,000	2,698,298

	Principal Amount $	Value $
144A,6.625%, 9/1/32	2,202,000	2,230,465
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 9/1/27	3,142,000	3,160,695
144A,7.125%, 3/15/29	3,223,000	3,314,401
Viridien,144A,8.75%, 4/1/27 (a)	1,503,000	1,534,949
Weatherford International Ltd.,144A,8.625%, 4/30/30	5,342,000	5,519,054

(Cost $18,464,638)		18,457,862

Pipelines — 5.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,5.75%, 3/1/27	2,029,000	2,028,755
144A,5.75%, 1/15/28	2,170,000	2,172,641
144A,5.375%, 6/15/29	2,520,000	2,482,354
144A,6.625%, 2/1/32	2,003,000	2,047,645
Blue Racer Midstream LLC / Blue Racer Finance Corp.
144A,7.00%, 7/15/29	1,680,000	1,737,799
144A,7.25%, 7/15/32	1,669,000	1,745,644
Buckeye Partners LP
3.95%, 12/1/26	1,977,000	1,924,024
4.125%, 12/1/27	1,344,000	1,299,936
144A,4.50%, 3/1/28	1,680,000	1,631,879
144A,6.875%, 7/1/29	2,003,000	2,055,693
144A,6.75%, 2/1/30	1,600,000	1,644,419
CQP Holdco LP / BIP-V Chinook Holdco LLC
144A,5.50%, 6/15/31	4,674,000	4,532,367
144A,7.50%, 12/15/33	1,680,000	1,790,690
Delek Logistics Partners LP / Delek Logistics Finance Corp.,144A,8.625%, 3/15/29	3,505,000	3,676,843
DT Midstream, Inc.
144A,4.125%, 6/15/29	3,672,000	3,484,042
144A,4.375%, 6/15/31	3,338,000	3,102,663
EQM Midstream Partners LP
144A,7.50%, 6/1/27	1,669,000	1,711,755
144A,6.50%, 7/1/27	3,024,000	3,103,770
144A,4.50%, 1/15/29	2,496,000	2,433,053
144A,6.375%, 4/1/29	2,003,000	2,055,643
144A,7.50%, 6/1/30	1,680,000	1,828,507
144A,4.75%, 1/15/31	3,572,000	3,450,786
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 1/15/27	1,153,000	1,175,648
7.75%, 2/1/28	2,283,000	2,310,668
8.25%, 1/15/29	2,003,000	2,067,180
8.875%, 4/15/30	1,669,000	1,734,410
7.875%, 5/15/32	2,352,000	2,368,055
8.00%, 5/15/33	2,016,000	2,037,642

See Notes to Financial Statements.

DBX ETF Trust | 79

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Global Partners LP / GLP Finance Corp.
7.00%, 8/1/27	1,335,000	1,340,715
144A,8.25%, 1/15/32	1,512,000	1,576,246
Harvest Midstream I LP
144A,7.50%, 9/1/28	2,671,000	2,729,423
144A,7.50%, 5/15/32	1,680,000	1,762,171
Hess Midstream Operations LP
144A,5.875%, 3/1/28	2,500,000	2,519,699
144A,5.125%, 6/15/28	1,848,000	1,826,289
144A,6.50%, 6/1/29	2,016,000	2,060,265
144A,4.25%, 2/15/30	2,520,000	2,379,209
144A,5.50%, 10/15/30	1,344,000	1,328,194
Howard Midstream Energy Partners LLC
144A,8.875%, 7/15/28	1,836,000	1,938,711
144A,7.375%, 7/15/32	2,003,000	2,088,442
ITT Holdings LLC,144A,6.50%, 8/1/29	4,073,000	3,883,718
New Fortress Energy, Inc.,144A,6.50%, 9/30/26 (a)	1,706,000	1,608,643
NFE Financing LLC,144A,12.00%, 11/15/29	9,015,000	8,915,714
NGL Energy Operating LLC / NGL Energy Finance Corp.
144A,8.125%, 2/15/29	3,024,000	3,081,657
144A,8.375%, 2/15/32	4,325,000	4,397,011
NuStar Logistics LP
6.00%, 6/1/26	1,680,000	1,690,599
5.625%, 4/28/27	1,848,000	1,857,970
6.375%, 10/1/30	2,009,000	2,053,323
Rockies Express Pipeline LLC,144A,4.95%, 7/15/29	1,848,000	1,781,459
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,6.00%, 3/1/27	1,436,000	1,436,522
144A,5.50%, 1/15/28	2,520,000	2,475,165
144A,7.375%, 2/15/29	2,688,000	2,749,018
144A,6.00%, 12/31/30	2,421,000	2,351,098
144A,6.00%, 9/1/31	1,568,000	1,514,978
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	4,173,000	3,893,487
144A,6.25%, 1/15/30	3,338,000	3,417,601
144A,4.125%, 8/15/31	4,173,000	3,805,463
144A,3.875%, 11/1/33	4,155,000	3,614,884
Venture Global LNG, Inc.
144A,8.125%, 6/1/28	7,512,000	7,829,810
144A,9.50%, 2/1/29	9,715,000	10,734,366
144A,7.00%, 1/15/30	5,008,000	5,080,147
144A,8.375%, 6/1/31	7,512,000	7,833,040

	Principal Amount $	Value $
144A,9.875%, 2/1/32	6,677,000	7,306,683

(Cost $180,964,550)		178,496,231

Financial — 13.0%
Banks — 0.2%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26	1,674,000	1,678,290
144A,6.625%, 1/15/27	1,798,000	1,796,811
144A,12.00%, 10/1/28	2,671,000	2,902,918
144A,12.25%, 10/1/30	1,680,000	1,882,676

(Cost $8,100,964)		8,260,695

Diversified Financial Services — 4.8%
AG Issuer LLC,144A,6.25%, 3/1/28	1,680,000	1,669,855
AG TTMT Escrow Issuer LLC,144A,8.625%, 9/30/27	1,669,000	1,727,415
Ally Financial, Inc.,6.70%, 2/14/33	1,680,000	1,736,667
Aretec Group, Inc.
144A,7.50%, 4/1/29	1,330,000	1,332,709
144A,10.00%, 8/15/30	2,327,000	2,546,306
Bread Financial Holdings, Inc.,144A,9.75%, 3/15/29	3,024,000	3,254,353
Burford Capital Global Finance LLC,144A,9.25%, 7/1/31	2,237,000	2,409,907
Coinbase Global, Inc.
144A,3.375%, 10/1/28	3,338,000	3,063,333
144A,3.625%, 10/1/31	2,462,000	2,136,386
Credit Acceptance Corp.,144A,9.25%, 12/15/28	2,003,000	2,140,282
Encore Capital Group, Inc.
144A,9.25%, 4/1/29	1,607,000	1,712,565
144A,8.50%, 5/15/30	1,669,000	1,757,614
Enova International, Inc.
144A,11.25%, 12/15/28	1,344,000	1,461,271
144A,9.125%, 8/1/29	1,680,000	1,771,901
Focus Financial Partners LLC,144A,6.75%, 9/15/31	3,338,000	3,367,948
Freedom Mortgage Holdings LLC
144A,9.25%, 2/1/29	3,756,000	3,923,684
144A,9.125%, 5/15/31	2,425,000	2,522,597
144A,8.375%, 4/1/32	2,150,000	2,151,430
goeasy Ltd.
144A,9.25%, 12/1/28	1,836,000	1,958,480
144A,7.625%, 7/1/29	2,003,000	2,079,623
144A,6.875%, 5/15/30	1,344,000	1,366,629
Jane Street Group / JSG Finance, Inc.
144A,4.50%, 11/15/29	2,016,000	1,909,122
144A,7.125%, 4/30/31	4,830,000	5,014,328
144A,6.125%, 11/1/32	5,380,000	5,404,699

See Notes to Financial Statements.

80 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Jefferies Finance LLC / JFIN Co.- Issuer Corp.
144A,5.00%, 8/15/28	3,315,000	3,169,232
144A,6.625%, 10/15/31	1,556,000	1,554,928
LD Holdings Group LLC,144A,6.125%, 4/1/28 (a)	1,612,000	1,405,250
Midcap Financial Issuer Trust
144A,6.50%, 5/1/28	3,338,000	3,296,879
144A,5.625%, 1/15/30	1,300,000	1,224,398
Nationstar Mortgage Holdings, Inc.
144A,6.00%, 1/15/27	1,917,000	1,914,913
144A,5.50%, 8/15/28	2,856,000	2,801,155
144A,6.50%, 8/1/29	2,520,000	2,538,487
144A,5.125%, 12/15/30	2,170,000	2,050,661
144A,5.75%, 11/15/31	2,016,000	1,964,676
144A,7.125%, 2/1/32	3,338,000	3,441,428
Navient Corp.
6.75%, 6/15/26	1,669,000	1,690,842
5.00%, 3/15/27	2,352,000	2,316,834
4.875%, 3/15/28	1,680,000	1,629,156
5.50%, 3/15/29	2,518,000	2,425,350
9.375%, 7/25/30	1,580,000	1,725,037
11.50%, 3/15/31	1,680,000	1,908,282
OneMain Finance Corp.
7.125%, 3/15/26	4,748,000	4,845,100
3.50%, 1/15/27	2,520,000	2,433,044
6.625%, 1/15/28	2,522,000	2,569,035
3.875%, 9/15/28	2,016,000	1,891,481
9.00%, 1/15/29	2,210,000	2,335,269
6.625%, 5/15/29	3,024,000	3,086,128
5.375%, 11/15/29	2,488,000	2,432,943
7.875%, 3/15/30	2,352,000	2,475,014
4.00%, 9/15/30	2,678,000	2,411,789
7.50%, 5/15/31	2,520,000	2,628,080
7.125%, 11/15/31	2,520,000	2,594,073
Osaic Holdings, Inc.,144A,10.75%, 8/1/27	1,161,000	1,201,745
PennyMac Financial Services, Inc.
144A,4.25%, 2/15/29	2,170,000	2,041,005
144A,7.875%, 12/15/29	2,520,000	2,640,481
144A,7.125%, 11/15/30	2,170,000	2,216,644
144A,5.75%, 9/15/31	1,669,000	1,603,208
144A,6.875%, 2/15/33	2,700,000	2,703,996
PHH Escrow Issuer LLC/PHH Corp.,144A,9.875%, 11/1/29	1,680,000	1,632,183
PRA Group, Inc.,144A,8.875%, 1/31/30	1,831,000	1,929,771
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26	3,839,000	3,685,231
144A,3.625%, 3/1/29	2,520,000	2,343,905

	Principal Amount $	Value $
144A,3.875%, 3/1/31	4,173,000	3,745,168
144A,4.00%, 10/15/33	2,856,000	2,471,619
SLM Corp.
3.125%, 11/2/26	1,680,000	1,619,535
6.50%, 1/31/30	1,550,000	1,595,911
Synchrony Financial,7.25%, 2/2/33	2,520,000	2,675,895
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27	1,680,000	1,665,327
144A,5.50%, 4/15/29	2,352,000	2,283,895
UWM Holdings LLC,144A,6.625%, 2/1/30	2,688,000	2,712,453

(Cost $167,615,629)		165,946,540

Insurance — 2.8%
Acrisure LLC / Acrisure Finance, Inc.
144A,4.25%, 2/15/29	2,352,000	2,228,550
144A,8.50%, 6/15/29	1,669,000	1,756,055
144A,6.00%, 8/1/29	1,669,000	1,628,160
144A,7.50%, 11/6/30	3,672,000	3,793,136
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
144A,4.25%, 10/15/27	2,311,000	2,234,594
144A,6.75%, 10/15/27	4,393,000	4,384,253
144A,6.75%, 4/15/28	4,173,000	4,224,274
144A,5.875%, 11/1/29	1,512,000	1,472,607
144A,7.00%, 1/15/31	4,839,000	4,936,457
144A,6.50%, 10/1/31	3,338,000	3,350,000
144A,7.375%, 10/1/32	2,352,000	2,403,509
AmWINS Group, Inc.,144A,6.375%, 2/15/29	2,520,000	2,550,134
Ardonagh Finco Ltd.,144A,7.75%, 2/15/31	3,450,000	3,556,680
Ardonagh Group Finance Ltd.,144A,8.875%, 2/15/32	4,988,000	5,185,590
AssuredPartners, Inc.
144A,5.625%, 1/15/29	1,848,000	1,874,842
144A,7.50%, 2/15/32	1,680,000	1,817,276
FWD Group Holdings Ltd.,144A,8.40%, 4/5/29 (a)	3,024,000	3,225,021
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
144A,7.25%, 2/15/31	3,338,000	3,401,582
144A,8.125%, 2/15/32	1,669,000	1,711,943
HUB International Ltd.
144A,5.625%, 12/1/29	1,836,000	1,802,934
144A,7.25%, 6/15/30	10,933,000	11,298,206
144A,7.375%, 1/31/32	6,343,000	6,513,677
Jones Deslauriers Insurance Management, Inc.
144A,8.50%, 3/15/30	2,410,000	2,567,795
144A,10.50%, 12/15/30	1,500,000	1,624,552

See Notes to Financial Statements.

DBX ETF Trust | 81

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Panther Escrow Issuer LLC,144A,7.125%, 6/1/31	10,015,000	10,313,367
Ryan Specialty LLC
144A,4.375%, 2/1/30 (a)	1,344,000	1,274,930
144A,5.875%, 8/1/32	4,006,000	3,984,453
USI, Inc.,144A,7.50%, 1/15/32	2,070,000	2,167,321

(Cost $96,502,267)		97,281,898

Investment Companies — 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	2,476,000	2,471,992
5.25%, 5/15/27	4,849,000	4,717,750
9.75%, 1/15/29	2,340,000	2,388,403
4.375%, 2/1/29	2,235,000	1,924,117
144A,10.00%, 11/15/29	1,680,000	1,709,530
9.00%, 6/15/30	2,467,000	2,425,670

(Cost $16,237,690)		15,637,462

Real Estate — 0.6%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.,144A,7.00%, 4/15/30 (a)	2,148,197	1,985,632

Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29 (a)	1,878,000	1,546,669
144A,5.25%, 4/15/30	1,421,000	1,127,507
Cushman & Wakefield US Borrower LLC
144A,6.75%, 5/15/28	2,184,000	2,207,116
144A,8.875%, 9/1/31	1,335,000	1,436,614
Howard Hughes Corp.
144A,5.375%, 8/1/28	2,520,000	2,452,341
144A,4.125%, 2/1/29	2,184,000	2,006,782
144A,4.375%, 2/1/31	2,170,000	1,936,412
Hunt Cos., Inc.,144A,5.25%, 4/15/29	2,120,000	2,048,319
Kennedy-Wilson, Inc.
4.75%, 3/1/29	2,003,000	1,877,761
4.75%, 2/1/30	2,003,000	1,833,946
5.00%, 3/1/31 (a)	2,016,000	1,827,584

(Cost $23,728,441)		22,286,683

REITS — 4.1%
Apollo Commercial Real Estate Finance, Inc.,144A,4.625%, 6/15/29 (a)	1,680,000	1,565,570
Blackstone Mortgage Trust, Inc.,144A,7.75%, 12/1/29	1,512,000	1,574,114
Brandywine Operating Partnership LP
3.95%, 11/15/27	1,517,000	1,452,505
8.875%, 4/12/29	1,335,000	1,432,073
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26	2,780,000	2,773,043

	Principal Amount $	Value $
144A,4.50%, 4/1/27	2,206,000	2,127,319
Diversified Healthcare Trust
4.75%, 2/15/28 (a)	1,680,000	1,499,206
4.375%, 3/1/31	1,664,000	1,324,765
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	1,680,000	1,590,014
Hudson Pacific Properties LP
3.95%, 11/1/27	1,335,000	1,203,769
4.65%, 4/1/29 (a)	1,669,000	1,305,614
3.25%, 1/15/30 (a)	1,313,000	927,501
Iron Mountain, Inc.
144A,4.875%, 9/15/27	3,338,000	3,286,778
144A,5.25%, 3/15/28	2,772,000	2,737,667
144A,5.00%, 7/15/28	1,680,000	1,646,333
144A,7.00%, 2/15/29	3,338,000	3,440,500
144A,4.875%, 9/15/29	3,338,000	3,218,331
144A,5.25%, 7/15/30	4,340,000	4,192,561
144A,4.50%, 2/15/31	3,644,000	3,382,534
144A,5.625%, 7/15/32	2,003,000	1,945,820
144A,6.25%, 1/15/33	4,006,000	4,031,670
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	2,043,000	1,989,862
144A,4.75%, 6/15/29	2,116,000	2,043,590
144A,7.00%, 7/15/31	1,680,000	1,744,991
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27 (a)	4,674,000	4,209,833
4.625%, 8/1/29 (a)	3,024,000	2,349,268
3.50%, 3/15/31	4,340,000	2,979,443
144A,8.50%, 2/15/32	4,900,000	5,031,768
Necessity Retail REIT Inc/The / American Finance Operating Partner LP,144A,4.50%, 9/30/28	1,680,000	1,600,183
Office Properties Income Trust,144A,9.00%, 9/30/29	1,894,000	1,605,165
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,5.875%, 10/1/28	2,436,000	2,419,533
144A,4.875%, 5/15/29	2,520,000	2,412,069
144A,7.00%, 2/1/30	1,836,000	1,876,970
Pebblebrook Hotel LP / PEB Finance Corp.,144A,6.375%, 10/15/29	1,344,000	1,349,793
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	2,350,500	2,303,225
144A,7.25%, 7/15/28	1,335,000	1,384,507
144A,4.50%, 2/15/29	2,003,000	1,920,104
144A,6.50%, 4/1/32	3,338,000	3,383,522

See Notes to Financial Statements.

82 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Rithm Capital Corp.,144A,8.00%, 4/1/29	2,504,000	2,543,938
RLJ Lodging Trust LP
144A,3.75%, 7/1/26	1,680,000	1,650,465
144A,4.00%, 9/15/29	1,680,000	1,543,957
SBA Communications Corp.
3.875%, 2/15/27	4,994,000	4,866,537
3.125%, 2/1/29	5,008,000	4,595,093
Service Properties Trust
4.75%, 10/1/26	1,502,000	1,467,201
4.95%, 2/15/27	1,335,000	1,304,480
5.50%, 12/15/27	1,512,000	1,473,936
3.95%, 1/15/28	1,344,000	1,204,123
8.375%, 6/15/29	2,352,000	2,380,153
4.95%, 10/1/29 (a)	1,372,000	1,151,216
4.375%, 2/15/30 (a)	1,344,000	1,087,581
144A,8.625%, 11/15/31	3,338,000	3,578,032
8.875%, 6/15/32 (a)	1,580,000	1,569,184
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26	1,344,000	1,309,030
144A,4.375%, 1/15/27	1,669,000	1,630,927
144A,7.25%, 4/1/29	2,003,000	2,085,614
144A,6.00%, 4/15/30	1,335,000	1,326,148
144A,6.50%, 7/1/30	1,630,000	1,654,851
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,144A,6.00%, 1/15/30	2,222,000	2,000,461
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	9,668,000	10,329,138
144A,4.75%, 4/15/28	1,915,000	1,839,818
144A,6.50%, 2/15/29	3,730,000	3,469,665

(Cost $148,530,716)		143,323,061

Industrial — 10.0%

Aerospace/Defense — 2.2%
Bombardier, Inc.
144A,7.875%, 4/15/27	2,281,000	2,292,720
144A,6.00%, 2/15/28	2,520,000	2,514,315
144A,7.50%, 2/1/29	2,520,000	2,608,951
144A,8.75%, 11/15/30	2,520,000	2,701,445
144A,7.25%, 7/1/31	2,504,000	2,565,448
144A,7.00%, 6/1/32 (a)	2,420,000	2,456,483
Spirit AeroSystems, Inc.
4.60%, 6/15/28 (a)	2,352,000	2,275,146
144A,9.375%, 11/30/29	3,005,000	3,231,370
144A,9.75%, 11/15/30	4,006,000	4,440,110
TransDigm, Inc.
5.50%, 11/15/27	8,844,000	8,763,215
144A,6.75%, 8/15/28	7,009,000	7,137,829
4.625%, 1/15/29	4,006,000	3,812,071
144A,6.375%, 3/1/29	9,177,000	9,309,408

	Principal Amount $	Value $
4.875%, 5/1/29	2,519,000	2,409,412
144A,6.875%, 12/15/30	4,841,000	4,972,085
144A,7.125%, 12/1/31	3,338,000	3,446,135
144A,6.625%, 3/1/32	7,344,000	7,492,598
144A,6.00%, 1/15/33	4,908,000	4,863,295

(Cost $77,597,614)		77,292,036
Building Materials — 2.1%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	1,836,000	1,769,157
144A,4.25%, 2/1/32	4,340,000	3,930,687
144A,6.375%, 6/15/32 (a)	2,352,000	2,395,808
144A,6.375%, 3/1/34	3,338,000	3,382,746
Camelot Return Merger Sub, Inc.,144A,8.75%, 8/1/28 (a)	2,373,000	2,251,996
Cornerstone Building Brands, Inc.,144A,9.50%, 8/15/29	1,669,000	1,591,451
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.,144A,6.75%, 7/15/31	1,680,000	1,717,860
EMRLD Borrower LP / Emerald Co-Issuer, Inc.,144A,6.625%, 12/15/30	9,264,000	9,383,709
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC,144A,6.75%, 4/1/32	2,327,000	2,372,877
MIWD Holdco II LLC / MIWD Finance Corp.,144A,5.50%, 2/1/30	1,662,000	1,597,108
Quikrete Holdings, Inc.
144A,6.375%, 3/1/32	13,000,000	13,196,755
144A,6.75%, 3/1/33	4,990,000	5,069,116
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28	3,672,000	3,643,977
144A,8.875%, 11/15/31	3,672,000	3,946,141
Standard Building Solutions, Inc.,144A,6.50%, 8/15/32	3,338,000	3,382,923
Standard Industries, Inc.
144A,5.00%, 2/15/27	2,700,000	2,676,498
144A,4.75%, 1/15/28	3,338,000	3,265,667
144A,4.375%, 7/15/30	5,342,000	4,994,641
144A,3.375%, 1/15/31	3,672,000	3,226,660

(Cost $75,089,949)		73,795,777
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28	1,949,000	1,880,511
144A,4.375%, 3/31/29	2,659,000	2,492,348
WESCO Distribution, Inc.
144A,7.25%, 6/15/28	4,423,000	4,502,110
144A,6.375%, 3/15/29	3,024,000	3,080,121
144A,6.625%, 3/15/32	2,856,000	2,920,317

(Cost $15,302,913)		14,875,407

See Notes to Financial Statements.

DBX ETF Trust | 83

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $

Electronics — 0.5%
Imola Merger Corp.,144A,4.75%, 5/15/29	6,677,000	6,428,895
Sensata Technologies BV
144A,4.00%, 4/15/29	3,278,000	3,050,495
144A,5.875%, 9/1/30	1,669,000	1,648,262
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	1,502,000	1,401,252
144A,3.75%, 2/15/31	2,504,000	2,219,278
144A,6.625%, 7/15/32	1,669,000	1,698,586

(Cost $17,070,649)		16,446,768

Engineering & Construction — 0.6%
Aeropuertos Dominicanos Siglo XXI SA,144A,7.00%, 6/30/34	1,680,000	1,709,022
Arcosa, Inc.
144A,4.375%, 4/15/29	1,344,000	1,272,907
144A,6.875%, 8/15/32	2,003,000	2,051,957
Brand Industrial Services, Inc.,144A,10.375%, 8/1/30	4,771,000	4,865,070
Fluor Corp.,4.25%, 9/15/28	1,772,000	1,697,572
HTA Group Ltd./ Mauritius,144A,7.50%, 6/4/29 (a)	2,810,000	2,856,576
IHS Holding Ltd.
144A,6.25%, 11/29/28	1,680,000	1,629,448
144A,7.875%, 5/29/30	1,836,000	1,834,122
144A,8.25%, 11/29/31	2,170,000	2,172,387

(Cost $20,120,470)		20,089,061

Environmental Control — 0.7%
Clean Harbors, Inc.,144A,6.375%, 2/1/31	1,680,000	1,705,069
GFL Environmental, Inc.
144A,5.125%, 12/15/26	1,494,000	1,494,237
144A,4.00%, 8/1/28	2,520,000	2,392,881
144A,3.50%, 9/1/28	2,520,000	2,372,647
144A,4.75%, 6/15/29	2,520,000	2,425,129
144A,4.375%, 8/15/29	1,848,000	1,746,315
144A,6.75%, 1/15/31	3,338,000	3,465,812
Madison IAQ LLC
144A,4.125%, 6/30/28	2,352,000	2,249,591
144A,5.875%, 6/30/29	3,455,000	3,334,705
Reworld Holding Corp.,5.00%, 9/1/30	1,344,000	1,257,485
Wrangler Holdco Corp.,144A,6.625%, 4/1/32	1,680,000	1,721,573

(Cost $24,567,795)		24,165,444

Machinery-Construction & Mining — 0.1%
Terex Corp.
144A,5.00%, 5/15/29	2,016,000	1,943,706
144A,6.25%, 10/15/32	2,460,000	2,446,294

(Cost $4,408,634)		4,390,000

	Principal Amount $	Value $

Machinery-Diversified — 0.4%
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC,144A,9.00%, 2/15/29 (a)	3,338,000	3,517,965
Maxim Crane Works Holdings Capital LLC,144A,11.50%, 9/1/28	1,669,000	1,758,962
SPX FLOW, Inc.,144A,8.75%, 4/1/30	1,680,000	1,751,541
TK Elevator Holdco GmbH,144A,7.625%, 7/15/28	1,337,000	1,347,370
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	5,207,000	5,158,897

(Cost $13,607,896)		13,534,735

Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc.,144A,4.625%, 5/15/30	1,300,000	1,219,616
Hillenbrand, Inc.,6.25%, 2/15/29	1,669,000	1,693,066
Trinity Industries, Inc.,144A,7.75%, 7/15/28	2,016,000	2,106,470

(Cost $4,966,309)		5,019,152

Packaging & Containers — 2.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	2,004,000	1,995,732
144A,3.25%, 9/1/28	2,016,000	1,845,199
144A,4.00%, 9/1/29 (a)	3,329,000	2,909,933
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,4.125%, 8/15/26 (a)	4,056,000	3,686,985
144A,5.25%, 8/15/27 (a)	3,360,000	1,718,976
144A,5.25%, 8/15/27 (a)	2,641,000	1,351,136
Ball Corp.
6.875%, 3/15/28	2,520,000	2,585,913
6.00%, 6/15/29	3,338,000	3,398,167
2.875%, 8/15/30	4,340,000	3,810,048
3.125%, 9/15/31	2,756,000	2,396,233
Berry Global, Inc.,144A,5.625%, 7/15/27	1,669,000	1,669,731
Canpack SA / Canpack US LLC,144A,3.875%, 11/15/29	2,500,000	2,269,985
Clydesdale Acquisition Holdings, Inc.,144A,6.875%, 1/15/30	1,669,000	1,702,328
Crown Americas LLC,5.25%, 4/1/30	1,680,000	1,654,182
Graphic Packaging International LLC
144A,3.50%, 3/15/28	1,502,000	1,426,900
144A,3.75%, 2/1/30	1,335,000	1,230,176
144A,6.375%, 7/15/32	1,566,000	1,590,655
LABL, Inc.
144A,5.875%, 11/1/28	1,669,000	1,478,719

See Notes to Financial Statements.

84 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
144A,8.25%, 11/1/29 (a)	1,525,000	1,301,016
144A,8.625%, 10/1/31	3,172,000	2,869,464
Mauser Packaging Solutions Holding Co.
144A,7.875%, 4/15/27	9,000,000	9,147,730
144A,9.25%, 4/15/27	4,485,000	4,555,907
OI European Group BV,144A,4.75%, 2/15/30	1,344,000	1,237,626
Owens-Brockway Glass Container, Inc.
144A,6.625%, 5/13/27	2,056,000	2,055,702
144A,7.25%, 5/15/31 (a)	2,319,000	2,282,836
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC,144A,4.00%, 10/15/27	3,338,000	3,347,677
Sealed Air Corp.
144A,4.00%, 12/1/27	1,428,000	1,385,422
144A,5.00%, 4/15/29	1,428,000	1,393,665
144A,6.50%, 7/15/32	1,320,000	1,353,890
Sealed Air Corp. / Sealed Air Corp.
144A,6.125%, 2/1/28	2,604,000	2,629,379
144A,7.25%, 2/15/31	1,430,000	1,495,308
Silgan Holdings, Inc.,4.125%, 2/1/28	1,903,000	1,837,046

(Cost $80,923,345)		75,613,666

Transportation — 0.3%
Brightline East LLC,144A,11.00%, 1/31/30 (a)	3,735,000	3,419,579
Seaspan Corp.,144A,5.50%, 8/1/29	2,370,000	2,184,075
XPO, Inc.
144A,7.125%, 6/1/31	1,512,000	1,567,236
144A,7.125%, 2/1/32	1,953,000	2,029,906

(Cost $9,327,627)		9,200,796

Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
144A,5.50%, 5/1/28	3,338,000	3,294,948
144A,7.875%, 12/1/30	1,680,000	1,770,860
144A,7.00%, 5/1/31	2,352,000	2,411,517
144A,7.00%, 6/15/32	2,688,000	2,752,606
144A,5.875%, 4/15/33	1,580,000	1,534,789

(Cost $11,803,417)		11,764,720

Technology — 4.2%

Computers — 0.9%
Amentum Holdings, Inc.,144A,7.25%, 8/1/32	3,338,000	3,409,567
CA Magnum Holdings,144A,5.375%, 10/31/26	3,338,000	3,305,340
McAfee Corp.,144A,7.375%, 2/15/30	6,744,000	6,577,228

	Principal Amount $	Value $
NCR Atleos Corp.,144A,9.50%, 4/1/29	4,508,000	4,924,467
NCR Voyix Corp.
144A,5.00%, 10/1/28	2,170,000	2,106,317
144A,5.125%, 4/15/29	1,354,000	1,302,775
Seagate HDD Cayman
4.875%, 6/1/27	1,697,000	1,677,192
4.091%, 6/1/29	1,651,000	1,565,305
8.25%, 12/15/29	1,669,000	1,789,307
8.50%, 7/15/31	1,680,000	1,808,107
9.625%, 12/1/32	2,521,017	2,861,850

(Cost $31,695,579)		31,327,455

Office/Business Equipment — 0.1%
Xerox Holdings Corp.
144A,5.50%, 8/15/28	2,520,000	2,043,585
144A,8.875%, 11/30/29	1,672,000	1,381,419

(Cost $4,271,048)		3,425,004

Semiconductors — 0.4%
ams-OSRAM AG,144A,12.25%, 3/30/29	1,344,000	1,421,190
Entegris, Inc.
144A,4.375%, 4/15/28	1,344,000	1,298,604
144A,4.75%, 4/15/29	5,341,000	5,167,121
144A,3.625%, 5/1/29 (a)	1,344,000	1,247,240
144A,5.95%, 6/15/30	3,007,000	3,015,311
ON Semiconductor Corp.,144A,3.875%, 9/1/28	2,352,000	2,226,976

(Cost $14,467,548)		14,376,442

Software — 2.8%
AthenaHealth Group, Inc.,144A,6.50%, 2/15/30	7,845,000	7,618,263
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.,144A,8.00%, 6/15/29	2,537,000	2,399,774
Central Parent, Inc. / CDK Global, Inc.,144A,7.25%, 6/15/29	2,520,000	2,340,058
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28	3,075,000	2,888,610
144A,4.875%, 7/1/29	3,076,000	2,825,850
Cloud Software Group, Inc.
144A,6.50%, 3/31/29	13,354,000	13,145,907
144A,9.00%, 9/30/29	12,812,000	13,104,498
144A,8.25%, 6/30/32	5,809,000	6,029,266
Fair Isaac Corp.
144A,5.25%, 5/15/26	970,000	973,625
144A,4.00%, 6/15/28	3,024,000	2,896,964
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL,144A,8.75%, 5/1/29	2,352,000	2,374,132

See Notes to Financial Statements.

DBX ETF Trust | 85

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

	Principal Amount $	Value $
Open Text Corp.
144A,3.875%, 2/15/28	3,024,000	2,865,985
144A,3.875%, 12/1/29	2,856,000	2,628,710
Open Text Holdings, Inc.
144A,4.125%, 2/15/30	3,024,000	2,796,058
144A,4.125%, 12/1/31	1,962,000	1,759,569
RingCentral, Inc.,144A,8.50%, 8/15/30	1,335,000	1,409,647
ROBLOX Corp.,144A,3.875%, 5/1/30	3,338,000	3,074,000
Rocket Software, Inc.
144A,9.00%, 11/28/28	2,311,000	2,395,437
144A,6.50%, 2/15/29	1,932,000	1,861,240
SS&C Technologies, Inc.
144A,5.50%, 9/30/27	6,677,000	6,652,988
144A,6.50%, 6/1/32	2,520,000	2,580,175
Twilio, Inc.
3.625%, 3/15/29	1,680,000	1,569,127
3.875%, 3/15/31	1,664,000	1,519,110
UKG, Inc.,144A,6.875%, 2/1/31	8,346,000	8,571,517
West Technology Group LLC,144A,8.50%, 4/10/27	1,400,000	1,117,986

(Cost $97,867,426)		97,398,496

Utilities — 3.1%

Electric — 2.9%
Alpha Generation LLC,144A,6.75%, 10/15/32	3,338,000	3,387,543
Calpine Corp.
144A,4.50%, 2/15/28	4,173,000	4,084,276
144A,5.125%, 3/15/28	4,674,000	4,607,803
144A,4.625%, 2/1/29	2,170,000	2,081,231
144A,5.00%, 2/1/31	2,856,000	2,753,196
144A,3.75%, 3/1/31	3,024,000	2,765,717
Clearway Energy Operating LLC
144A,4.75%, 3/15/28	2,856,000	2,776,393
144A,3.75%, 2/15/31	3,088,000	2,751,059
Continuum Energy Aura Pte Ltd.,144A,9.50%, 2/24/27	1,382,000	1,442,857
ContourGlobal Power Holdings SA,144A,6.75%, 2/28/30	1,640,000	1,650,496
Lightning Power LLC,144A,7.25%, 8/15/32	5,008,000	5,208,145
NRG Energy, Inc.
5.75%, 1/15/28	2,759,000	2,767,923
144A,3.375%, 2/15/29	1,680,000	1,546,403
144A,5.25%, 6/15/29	2,463,000	2,416,054
144A,5.75%, 7/15/29	2,682,000	2,661,531
144A,3.625%, 2/15/31	3,438,000	3,070,973
144A,6.00%, 2/1/33	3,088,000	3,054,970
144A,6.25%, 11/1/34	3,092,000	3,104,674
PG&E Corp.
5.00%, 7/1/28	3,360,000	3,276,094
5.25%, 7/1/30	3,360,000	3,227,965

	Principal Amount $	Value $
Pike Corp.
144A,5.50%, 9/1/28	2,410,000	2,359,944
144A,8.625%, 1/31/31	1,330,000	1,430,923
Saavi Energia Sarl,144A,8.875%, 2/10/35	3,620,000	3,647,874
Talen Energy Supply LLC,144A,8.625%, 6/1/30	4,006,000	4,286,160
TransAlta Corp.,7.75%, 11/15/29	1,273,000	1,331,330
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	3,338,000	3,339,410
144A,5.625%, 2/15/27	4,205,000	4,208,343
144A,5.00%, 7/31/27	4,340,000	4,292,767
144A,4.375%, 5/1/29	4,173,000	3,986,475
144A,7.75%, 10/15/31	4,841,000	5,115,097
144A,6.875%, 4/15/32	3,338,000	3,447,123
XPLR Infrastructure Operating Partners LP
144A,3.875%, 10/15/26	1,394,000	1,339,353
144A,4.50%, 9/15/27	1,836,000	1,755,474
144A,7.25%, 1/15/29 (a)	2,504,000	2,489,347

(Cost $104,389,938)		101,664,923

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 8/20/26	2,232,000	2,229,914
5.75%, 5/20/27	1,720,000	1,661,155
144A,9.375%, 6/1/28	1,645,000	1,664,610

(Cost $5,801,238)		5,555,679

TOTAL CORPORATE BONDS

(Cost $3,506,643,531)		3,404,589,305
	Number of Shares

SECURITIES LENDING COLLATERAL — 4.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)

(Cost $156,840,146)	156,840,146	156,840,146

CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series “Institutional Shares”, 4.30% (b)

(Cost $55,494,035)	55,494,035	55,494,035

TOTAL INVESTMENTS — 104.2%

(Cost $3,718,977,712)		3,616,923,486
Other assets and liabilities,net — (4.2%)		(144,555,162)

NET ASSETS — 100.0%		3,472,368,324

See Notes to Financial Statements.

86 | DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025
SECURITIES LENDING COLLATERAL — 4.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)
238,972,214	—	(82,132,068	) (d)	—	—	1,500,794	—	156,840,146	156,840,146

CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series “Institutional Shares”, 4.30% (b)
40,830,834	223,892,443	(209,229,242)		—	—	741,500	—	55,494,035	55,494,035
279,803,048	223,892,443	(291,361,310)		—	—	2,242,294	—	212,334,181	212,334,181

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $153,356,384, which is 4.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Corporate Bonds (a)	$—	$3,404,589,305	$—	$3,404,589,305
Short-Term Investments (a)	212,334,181	—	—	212,334,181

TOTAL	$212,334,181	$3,404,589,305	$—	$3,616,923,486

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust | 87

Statements of Assets and Liabilities

February 28, 2025 (Unaudited)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF

Assets
Investment in non-affiliated securities at value	$10,341,136	$190,372,289	$—	$152,816,930
Investment in affiliated securities at value	—	—	45,711,173	—
Investment in DWS Government Money Market Series	107,923	5,277,017	245,826	3,271,072
Investment in DWS Government & Agency Securities Portfolio*	529,153	683,524	270,000	6,204,170
Foreign currency at value	3	518	—	106
Receivables:
Investment securities sold	579,369	12,151,172	—	7,532,411
Interest	196,835	2,740,165	815	2,552,389
Affiliated securities lending income	638	298	148	6,957
Total assets	$11,755,057	$211,224,983	$46,227,962	$172,384,035

Liabilities
Due to custodian	$2,512	$—	$—	$506
Payable upon return of securities loaned	529,153	683,524	270,000	6,204,170
Payables:
Investment securities purchased	620,736	16,485,018	—	9,929,660
Investment advisory fees	1,613	44,720	8,635	22,992
Total liabilities	1,154,014	17,213,262	278,635	16,157,328
Net Assets, at value	$10,601,043	$194,011,721	$45,949,327	$156,226,707

Net Assets Consist of
Paid-in capital	$22,829,463	$262,943,624	$47,215,887	$157,654,268
Distributable earnings (loss)	(12,228,420)	(68,931,903)	(1,266,560)	(1,427,561)
Net Assets, at value	$10,601,043	$194,011,721	$45,949,327	$156,226,707
Number of Common Shares outstanding	250,001	4,150,001	1,925,001	3,450,001
Net Asset Value	$42.40	$46.75	$23.87	$45.28

Investment in non-affiliated securities at cost	$10,527,081	$192,274,468	$–	$150,812,704
Investment in affiliated securities at cost	$–	$–	$46,970,594	$–
Value of securities loaned	$516,983	$669,116	$264,078	$6,061,796
Investment in DWS Government Money Market Series at cost	$107,923	$5,277,017	$245,826	$3,271,072
Investment in DWS Government & Agency Securities Portfolio at cost*	$529,153	$683,524	$270,000	$6,204,170
Foreign currency at cost	$3	$512	$—	$109

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

88 | DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 28, 2025 (Unaudited)

	Xtrackers USD High Yield BB-B ex Financials ETF	Xtrackers USD High Yield Corporate Bond ETF

Assets
Investment in non-affiliated securities at value	$808,022,368	$3,404,589,305
Investment in DWS Government Money Market Series	11,476,221	55,494,035
Investment in DWS Government & Agency Securities Portfolio*	37,155,343	156,840,146
Cash	—	61,224
Foreign currency at value	57	7,737
Receivables:
Investment securities sold	27,728,265	55,164,612
Interest	13,328,231	56,966,403
Affiliated securities lending income	30,964	145,768
Total assets	$897,741,449	$3,729,269,230

Liabilities
Payable upon return of securities loaned	$37,155,343	$156,840,146
Payables:
Investment securities purchased	37,067,411	99,932,412
Investment advisory fees	125,149	128,348
Total liabilities	74,347,903	256,900,906
Net Assets, at value	$823,393,546	$3,472,368,324

Net Assets Consist of
Paid-in capital	$807,627,937	$3,871,759,590
Distributable earnings (loss)	15,765,609	(399,391,266)
Net Assets, at value	$823,393,546	$3,472,368,324
Number of Common Shares outstanding	15,200,001	94,687,501
Net Asset Value	$54.17	$36.67

Investment in non-affiliated securities at cost	$794,615,457	$3,506,643,531
Value of securities loaned	$35,715,172	$153,356,384
Investment in DWS Government Money Market Series at cost	$11,476,221	$55,494,035
Investment in DWS Government & Agency Securities Portfolio at cost*	$37,155,343	$156,840,146
Foreign currency at cost	$57	$7,840

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust | 89

Statements of Operations

For the Six Months Ended February 29, 2025 (Unaudited)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF

Investment Income
Unaffiliated interest income	$408,335	$8,064,909	$—	$4,615,376
Affiliated dividend income	—	—	1,407,457	—
Income distributions from affiliated funds	2,224	85,352	5,871	37,194
Affiliated securities lending income	6,173	3,813	458	57,879
Total investment income	416,732	8,154,074	1,413,786	4,710,449

Expenses
Investment advisory fees	10,710	290,896	64,851	123,082
Other expenses	58	228	58	403
Total expenses	10,768	291,124	64,909	123,485
Less fees waived (see note 3):
Waiver	(48)	(1,883)	(11,588)	(820)
Net expenses	10,720	289,241	53,321	122,665
Net investment income (loss)	406,012	7,864,833	1,360,465	4,587,784

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(63,105)	(493,549)	—	(68,211)
In-kind redemptions	36,716	638,847	—	—
Net realized gain (loss)	(26,389)	145,298	—	(68,211)
Net change in unrealized appreciation (depreciation) on:
Investments	199,936	(2,345,391)	—	705,344
Investments in affiliates	—	—	305,074	—
Foreign currency translations	—	(34)	—	(7)
Net change in unrealized appreciation (depreciation)	199,936	(2,345,425)	305,074	705,337
Net realized and unrealized gain (loss) on investments and foreign currency transactions	173,547	(2,200,127)	305,074	637,126
Net Increase (Decrease) in Net Assets Resulting from Operations	$579,559	$5,664,706	$1,665,539	$5,224,910

See Notes to Financial Statements.

90 | DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 29, 2025 (Unaudited)

	Xtrackers USD High Yield BB-B ex Financials ETF	Xtrackers USD High Yield Corporate Bond ETF

Investment Income
Unaffiliated interest income	$26,135,440	$106,834,931
Income distributions from affiliated funds	148,936	741,500
Affiliated securities lending income	224,383	1,500,794
Total investment income	26,508,759	109,077,225

Expenses
Investment advisory fees	753,420	859,596
Other expenses	3,650	4,150
Total expenses	757,070	863,746
Less fees waived (see note 3):
Waiver	(3,277)	(16,384)
Net expenses	753,793	847,362
Net investment income (loss)	25,754,966	108,229,863

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	427,451	(15,997,261)
In-kind redemptions	245,374	16,174,046
Foreign currency transactions	(1)	(2)
Net realized gain (loss)	672,824	176,783

Net change in unrealized appreciation (depreciation) on:
Investments	(5,363,147)	22,561,905
Foreign currency translations	—	(507)
Net change in unrealized appreciation (depreciation)	(5,363,147)	22,561,398
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4,690,323)	22,738,181
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,064,643	$130,968,044

See Notes to Financial Statements.

DBX ETF Trust | 91

Statements of Changes in Net Assets

	Xtrackers High Beta High Yield Bond ETF		Xtrackers Low Beta High Yield Bond ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$406,012	$940,582	$7,864,833	$11,403,697
Net realized gain (loss)	(26,389)	(219,599)	145,298	(2,711,159)
Net change in net unrealized appreciation (depreciation)	199,936	822,321	(2,345,425)	13,481,551
Net increase (decrease) in net assets resulting from operations	579,559	1,543,304	5,664,706	22,174,089
Distributions to Shareholders	(430,846)	(940,617)	(7,745,590)	(12,519,886)
Fund Shares Transactions
Proceeds from shares sold	—	—	114,664,969	13,667,202
Value of shares redeemed	(2,129,414)	—	(139,696,035)	(25,205,838)
Net increase (decrease) in net assets resulting from fund share transactions	(2,129,414)	—	(25,031,066)	(11,538,636)
Total net increase (decrease) in Net Assets	(1,980,701)	602,687	(27,111,950)	(1,884,433)
Net Assets
Beginning of period	12,581,744	11,979,057	221,123,671	223,008,104
End of period	$10,601,043	$12,581,744	$194,011,721	$221,123,671

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	300,001	4,700,001	4,950,001
Shares sold	—	—	2,450,000	300,000
Shares redeemed	(50,000)	—	(3,000,000)	(550,000)
Shares outstanding, end of period	250,001	300,001	4,150,001	4,700,001

See Notes to Financial Statements.

92 | DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Risk Managed USD High Yield Strategy ETF		Xtrackers Short Duration High Yield Bond ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,360,465	$2,632,841	$4,587,784	$7,235,313
Net realized gain (loss)	—	(15,616)	(68,211)	(344,248)
Net change in net unrealized appreciation (depreciation)	305,074	2,328,271	705,337	3,611,519
Net increase (decrease) in net assets resulting from operations	1,665,539	4,945,496	5,224,910	10,502,584
Distributions to Shareholders	(1,406,137)	(2,639,060)	(4,450,628)	(7,056,553)
Fund Shares Transactions
Proceeds from shares sold	2,967,676	2,286,891	51,879,067	28,559,885
Value of shares redeemed	—	(5,797,115)	—	(11,133,837)
Net increase (decrease) in net assets resulting from fund share transactions	2,967,676	(3,510,224)	51,879,067	17,426,048
Total net increase (decrease) in Net Assets	3,227,078	(1,203,788)	52,653,349	20,872,079
Net Assets
Beginning of period	42,722,249	43,926,037	103,573,358	82,701,279
End of period	$45,949,327	$42,722,249	$156,226,707	$103,573,358

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,800,001	1,950,001	2,300,001	1,900,001
Shares sold	125,000	100,000	1,150,000	650,000
Shares redeemed	—	(250,000)	—	(250,000)
Shares outstanding, end of period	1,925,001	1,800,001	3,450,001	2,300,001

See Notes to Financial Statements.

DBX ETF Trust | 93

Statements of Changes in Net Assets (Continued)

	Xtrackers USD High Yield BB-B ex Financials ETF		Xtrackers USD High Yield Corporate Bond ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	For the Period October 27, 2023(1) to August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$25,754,966	$32,630,446	$108,229,863	$203,501,828
Net realized gain (loss)	672,824	(919,715)	176,783	(107,682,805)
Net change in net unrealized appreciation (depreciation)	(5,363,147)	18,770,058	22,561,398	262,068,787
Net increase (decrease) in net assets resulting from operations	21,064,643	50,480,789	130,968,044	357,887,810
Distributions to Shareholders	(26,433,015)	(27,841,510)	(113,158,535)	(206,009,266)
Fund Shares Transactions
Proceeds from shares sold	179,051,571	659,400,164	661,118,468	3,055,914,014
Value of shares redeemed	(5,371,108)	(26,958,038)	(809,536,208)	(3,463,978,979)
Net increase (decrease) in net assets resulting from fund share transactions	173,680,463	632,442,126	(148,417,740)	(408,064,965)
Total net increase (decrease) in Net Assets	168,312,091	655,081,405	(130,608,231)	(256,186,421)
Net Assets
Beginning of period	655,081,455	50	3,602,976,555	3,859,162,976
End of period	$823,393,546	$655,081,455	$3,472,368,324	$3,602,976,555

Changes in Shares Outstanding
Shares outstanding, beginning of period	12,000,001	1	98,787,501	111,587,501
Shares sold	3,300,000	12,500,000	18,100,000	87,300,000
Shares redeemed	(100,000)	(500,000)	(22,200,000)	(100,100,000)
Shares outstanding, end of period	15,200,001	12,000,001	94,687,501	98,787,501

(1)	Commencement of Operations.

See Notes to Financial Statements.

94 | DBX ETF Trust

Financial Highlights

Xtrackers High Beta High Yield Bond ETF

	For the Six Months Ended 2/28/2025 (Unaudited)			Years Ended August 31,
			2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$41.94		$39.93	$39.84	$48.35	$46.55	$48.61
Income (loss) from investment operations:
Net investment income (loss)(a)	1.59		3.14	2.90	2.51	2.60	3.01	(b)
Net realized and unrealized gain (loss)	0.54		2.01	0.15	(8.37)	2.65	(1.95	)(b)
Total from investment operations	2.13		5.15	3.05	(5.86)	5.25	1.06
Less distributions from:
Net investment income	(1.67)		(3.14)	(2.96)	(2.65)	(3.45)	(3.12)
Total from distributions	(1.67)		(3.14)	(2.96)	(2.65)	(3.45)	(3.12)
Net Asset Value, end of period	$42.40		$41.94	$39.93	$39.84	$48.35	$46.55
Total Return (%)(c)	5.20	**	13.58	8.11	(12.56)	11.67	2.46

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	11		13	12	12	19	7
Ratio of expenses before fee waiver (%)	0.20	*	0.34	0.35	0.35	0.35	0.35
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20	0.20
Ratio of net investment income (loss) (%)	7.58	*	7.77	7.40	5.61	5.45	6.50	(b)
Portfolio turnover rate (%)(d)	31	**	52	58	55	98	98

(a)	Based on average shares outstanding during the period.
(b)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.04, increase to net realized and unrealized gain (loss) from investments per share by $0.04 and decrease to the ratio of net investment income to average net assets of 0.08%. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 95

Financial Highlights (Continued)

Xtrackers Low Beta High Yield Bond ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2025 (Unaudited)		2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$47.05		$45.05	$45.09	$51.05	$50.50	$50.62
Income (loss) from investment operations:
Net investment income (loss)(a)	1.25		2.40	2.24	1.69	1.45	2.02	(b)
Net realized and unrealized gain (loss)	(0.29)		2.23	0.14	(5.87)	1.07	0.12	(b)
Total from investment operations	0.96		4.63	2.38	(4.18)	2.52	2.14
Less distributions from:
Net investment income	(1.26)		(2.63)	(2.42)	(1.78)	(1.97)	(2.26)
Total from distributions	(1.26)		(2.63)	(2.42)	(1.78)	(1.97)	(2.26)
Net Asset Value, end of period	$46.75		$47.05	$45.05	$45.09	$51.05	$50.50
Total Return (%)(c)	2.09	**	10.68	5.44	(8.36)	5.12	4.42

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	194		221	223	1,441	750	38
Ratio of expenses before fee waiver (%)	0.20	*	0.25	0.25	0.25	0.25	0.25
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20	0.20
Ratio of net investment income (loss) (%)	5.41	*	5.27	4.97	3.53	2.89	4.09	(b)
Portfolio turnover rate (%)(d)	28	**	50	52	68	88	111

(a)	Based on average shares outstanding during the period.
(b)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.23, increase to net realized and unrealized gain (loss) from investments per share by $0.23 and decrease to the ratio of net investment income to average net assets of 0.47%. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

96 | DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Risk Managed USD High Yield Strategy ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2025 (Unaudited)		2024	2023	Period Ended 8/31/2022(a)

Selected Per Share Data
Net Asset Value, beginning of period	$23.73		$22.53	$22.29	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.74		1.38	1.28	0.58
Net realized and unrealized gain (loss)	0.17		1.20	0.29	(2.84)
Total from investment operations	0.91		2.58	1.57	(2.26)
Less distributions from:
Net investment income	(0.77)		(1.38)	(1.33)	(0.45)
Total from distributions	(0.77)		(1.38)	(1.33)	(0.45)
Net Asset Value, end of period	$ 23.87		$23.73	$22.53	$22.29
Total Return (%)(c)	3.88	**	11.92	7.27	(9.12	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	46		43	44	50
Ratio of expenses before fee waiver (%)(d)	0.30	*	0.30	0.30	0.30	*
Ratio of expenses after fee waiver (%)(d)	0.25	*	0.23	0.15	0.15	*
Ratio of net investment income (loss) (%)	6.29	*	6.04	5.74	4.54	*
Portfolio turnover rate (%)(e)	0	**(f)	0 (f)	0 (f)	0	**(f)

(a)	For the period February 10, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	Amount is less than 0.5%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust | 97

Financial Highlights (Continued)

Xtrackers Short Duration High Yield Bond ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2025 (Unaudited)		2024	2023	2022	2021	2020

Selected Per Share Data
Net Asset Value, beginning of period	$45.03		$43.53	$43.04	$47.89	$46.57	$49.13
Income (loss) from investment operations:
Net investment income (loss)(a)	1.66		3.23	2.71	2.04	2.34	2.69	(b)
Net realized and unrealized gain (loss)	0.25		1.44	0.45	(4.76)	1.67	(2.47	)(b)
Total from investment operations	1.91		4.67	3.16	(2.72)	4.01	0.22
Less distributions from:
Net investment income	(1.66)		(3.17)	(2.67)	(2.13)	(2.69)	(2.78)
Total from distributions	(1.66)		(3.17)	(2.67)	(2.13)	(2.69)	(2.78)
Net Asset Value, end of period	$45.28		$45.03	$43.53	$43.04	$47.89	$46.57
Total Return (%)(c)	4.34	**	11.25	7.65	(5.84)	8.86	0.61

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	156		104	83	86	77	37
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20	0.20
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20	0.20	0.20	0.20
Ratio of net investment income (loss) (%)	7.45	*	7.36	6.30	4.48	4.95	6.13	(b)
Portfolio turnover rate (%)(d)	26	**	56	49	46	52	150

(a)	Based on average shares outstanding during the period.
(b)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.10, increase to net realized and unrealized gain (loss) from investments per share by $0.10 and decrease to the ratio of net investment income to average net assets of 0.22%. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers USD High Yield BB-B ex Financials ETF

	For the Six Months Ended 2/28/2025 (Unaudited)		Period Ended 8/31/2024(a)
Selected Per Share Data
Net Asset Value, beginning of period	$54.59		$50.00
Income (loss) from investment operations:
Net investment income (loss)(b)	1.83		3.14
Net realized and unrealized gain (loss)	(0.35)		4.03
Total from investment operations	1.48		7.17
Less distributions from:
Net investment income	(1.90)		(2.58)
Total from distributions	(1.90)		(2.58)
Net Asset Value, end of period	$54.17		$54.59
Total Return (%)(c)	2.78	**	14.62	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	823		655
Ratio of expenses before fee waiver (%)	0.20	*	0.21	*(d)
Ratio of expenses after fee waiver (%)	0.20	*	0.21	*(d)
Ratio of net investment income (loss) (%)	6.84	*	6.93	*
Portfolio turnover rate (%)(e)	18	**	32	**

(a)	For the period October 27, 2023 (commencement of operations) through August 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Includes excise tax expense. Excluding this expense, the ratio of expenses would have been 0.20%.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers USD High Yield Corporate Bond ETF

	For the Six		Years Ended August 31,
	Months Ended 2/28/2025 (Unaudited)		2024	2023	2022	2021	2020(a)

Selected Per Share Data
Net Asset Value, beginning of period	$36.47		$34.58	$34.37	$40.31	$39.06 (a)	$40.19
Income (loss) from investment operations:
Net investment income (loss)(b)	1.14		2.16	1.94	1.61	1.70	2.03	(c)
Net realized and unrealized gain (loss)	0.24		1.91	0.25	(5.80)	1.79	(0.95	)(c)
Total from investment operations	1.38		4.07	2.19	(4.19)	3.49	1.08
Less distributions from:
Net investment income	(1.18)		(2.18)	(1.98)	(1.75)	(2.24)	(2.21)
Total from distributions	(1.18)		(2.18)	(1.98)	(1.75)	(2.24)	(2.21)
Net Asset Value, end of period	$36.67		$36.47	$34.58	$34.37	$40.31	$39.06
Total Return (%)(d)	3.86	**	12.26	6.63	(10.67)	8.31	2.91

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3,472		3,603	3,859	3,615	6,666	6,209
Ratio of expenses before fee waiver (%)	0.05	*	0.19	0.20	0.20	0.20	0.20
Ratio of expenses after fee waiver (%)	0.05	*	0.07	0.15	0.15	0.15	0.15
Ratio of net investment income (loss) (%)	6.30	*	6.15	5.69	4.24	4.27	5.27	(c)
Portfolio turnover rate (%)(e)	12	**	31	26	24	37	54

(a)

On April 13, 2021, the Xtrackers USD High Yield Corporate Bond ETF implemented a 5 for 4 stock split. Net asset value and per share information through April 12, 2021 have been updated to reflect the effect of the split. Shareholders received 5 shares for every 4 shares owned and net asset value per share decreased correspondingly.

(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.12, increase to net realized and unrealized gain (loss) from investments per share by $0.12 and decrease to the ratio of net investment income to average net assets of 0.32%. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

100 | DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2025, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers High Beta High Yield Bond ETF

Xtrackers Low Beta High Yield Bond ETF

Xtrackers Risk Managed USD High Yield Strategy ETF

Xtrackers Short Duration High Yield Bond ETF

Xtrackers USD High Yield BB-B ex Financials ETF

Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers USD High Yield BB-B ex Financials ETF offers shares that are listed and traded on the Cboe Bats BZX Exchange. Inc. (“Cboe”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers Risk Managed USD High Yield Strategy ETF which lots consist of 25,000 shares and Xtrackers USD High Yield Corporate Bond ETF which lots consist of 100,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market Low Beta Index
Xtrackers Risk Managed USD High Yield Strategy ETF	Adaptive Wealth Strategies Risk Managed High Yield Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield BB-B ex Financials ETF	ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Adaptive Wealth Strategies Risk Managed High Yield Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. The ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. Under normal circumstances, the Solactive Indexes are reconstituted monthly on the last day of each month. The Funds reconstitute and rebalance their portfolios in accordance with their respective underlying indexes, and therefore any changes to the underlying indexes reconstitution and rebalance schedules will result in corresponding changes to a Fund’s reconstitution and rebalance schedule.

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Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF are diversified series of the Trust, Xtrackers USD High Yield BB-B ex Financials ETF is non-diversified and is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the

102 | DBX ETF Trust

security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes. Distributions of income and capital gains from investments in affiliated funds are recorded on the ex-dividend date.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2024 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2024), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2025, the Funds did not incur any interest or penalties.

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At August 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Beta High Yield Bond ETF	$2,967,939	$9,061,170	$12,029,109
Xtrackers Low Beta High Yield Bond ETF	35,140,341	32,261,382	67,401,723
Xtrackers Short Duration High Yield Bond ETF	1,062,717	2,683,540	3,746,257
Xtrackers USD High Yield BB-B ex Financials ETF	2,455,928	—	2,455,928
Xtrackers USD High Yield Corporate Bond ETF	36,642,174	246,252,805	282,894,979

As of August 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers High Beta High Yield Bond ETF	$13,850,736	$(430,475)	$314,067	$(744,542)
Xtrackers Low Beta High Yield Bond ETF	224,523,341	(417,833)	3,534,130	(3,951,963)
Xtrackers Risk Managed USD High Yield Strategy ETF	44,294,653	(1,564,495)	—	(1,564,495)
Xtrackers Short Duration High Yield Bond ETF	105,852,809	825,783	2,589,929	(1,764,146)
Xtrackers USD High Yield BB-B ex Financials ETF	648,241,430	18,665,277	19,635,637	(970,360)
Xtrackers USD High Yield Corporate Bond ETF	3,959,594,570	(154,613,070)	36,262,269	(190,875,339)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of February 28, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers Risk Managed USD High Yield Strategy ETF and Xtrackers USD High Yield BB-B ex Financials ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG serves as securities lending agent for Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF and lends securities of the Funds to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2025, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government

104 | DBX ETF Trust

& Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of February 28, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2025, the Fund listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2025
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Xtrackers High Beta High Yield Bond ETF
Corporate Bonds	$529,153	$—	$—	$—	$529,153
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$529,153
Xtrackers Low Beta High Yield Bond ETF
Corporate Bonds	$683,524	$—	$—	$—	$683,524
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$683,524
Xtrackers Risk Managed USD High Yield Strategy ETF
Exchange-Traded Funds	$270,000	$—	$—	$—	$270,000
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$270,000
Xtrackers Short Duration High Yield Bond ETF
Corporate Bonds	$6,204,170	$—	$—	$—	$6,204,170
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$6,204,170
Xtrackers USD High Yield BB-B ex Financials ETF
Corporate Bonds	$37,155,343	$—	$—	$—	$37,155,343
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$37,155,343
Xtrackers USD High Yield Corporate Bond ETF
Corporate Bonds	$156,840,146	$—	$—	$—	$156,840,146
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$156,840,146

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

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For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers High Beta High Yield Bond ETF	0.20%
Xtrackers Low Beta High Yield Bond ETF	0.20%
Xtrackers Risk Managed USD High Yield Strategy ETF	0.30%
Xtrackers Short Duration High Yield Bond ETF	0.20%
Xtrackers USD High Yield BB-B ex Financials ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.05%

The Advisor for Xtrackers Risk Managed USD High Yield Strategy ETF has contractually agreed, until December 22, 2026, to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Fund’s investments in affiliated funds. For the period ended February 28, 2025, the Advisor waived $11,462 of the expenses of the Fund which were attributable to the Fund’s investments in affiliated funds.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended February 28, 2025, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers High Beta High Yield Bond ETF	$48
Xtrackers Low Beta High Yield Bond ETF	1,883
Xtrackers Risk Managed USD High Yield Strategy ETF	126
Xtrackers Short Duration High Yield Bond ETF	820
Xtrackers USD High Yield BB-B ex Financials ETF	3,277
Xtrackers USD High Yield Corporate Bond ETF	16,384

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended February 28, 2025, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers High Beta High Yield Bond ETF	$438
Xtrackers Low Beta High Yield Bond ETF	259
Xtrackers Short Duration High Yield Bond ETF	4,211
Xtrackers USD High Yield Corporate Bond ETF	107,413

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4. Investment Portfolio Transactions

For the period ended February 28, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$3,223,197	$3,286,113
Xtrackers Low Beta High Yield Bond ETF	74,828,854	76,189,061
Xtrackers Short Duration High Yield Bond ETF	31,083,826	33,216,456
Xtrackers USD High Yield BB-B ex Financials ETF	130,251,536	131,822,855
Xtrackers USD High Yield Corporate Bond ETF	423,948,494	421,516,331

For the period ended February 28, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$—	$2,063,188
Xtrackers Low Beta High Yield Bond ETF	112,974,222	135,612,936
Xtrackers Risk Managed USD High Yield Strategy ETF	2,936,430	—
Xtrackers Short Duration High Yield Bond ETF	51,103,728	—
Xtrackers USD High Yield BB-B ex Financials ETF	175,735,684	5,263,424
Xtrackers USD High Yield Corporate Bond ETF	650,383,855	794,306,357

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the period ended February 28, 2025, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF	$143,618	$1,344,383	$27,019
Xtrackers Low Beta High Yield Bond ETF	1,344,383	143,618	(1,985)

5. Fund Share Transactions

As of February 28, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

DBX ETF Trust | 107

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at February 28, 2025.

108 | DBX ETF Trust

February 28, 2025

Semi-Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

Xtrackers MSCI EAFE Selection Equity ETF (EASG)

Xtrackers MSCI Emerging Markets Climate Selection ETF (EMCS)

Xtrackers MSCI USA Climate Action Equity ETF (USCA)

Xtrackers MSCI USA Selection Equity ETF (USSG)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (USNZ)

Xtrackers RREEF Global Natural Resources ETF (NRES)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS – 98.2%

Australia – 0.0%

MMG Ltd. *

(Cost $7,648)	22,715	6,631

Brazil – 2.5%

B3 SA – Brasil Bolsa Balcao	40,306	71,429

Banco Bradesco SA	12,356	21,813

Banco BTG Pactual S.A	11,465	61,696

Banco do Brasil SA	7,846	36,513

Banco Santander Brasil SA	2,475	10,624

BB Seguridade Participacoes SA	5,505	35,496

Caixa Seguridade Participacoes S/A	4,505	11,668

CCR SA	8,738	17,421

Centrais Eletricas Brasileiras SA	7,193	46,846

Cia de Saneamento Basico do Estado de Sao Paulo	1,842	29,812

Companhia Paranaense de Energia	3,850	5,845

Energisa SA	2,130	13,814

Equatorial Energia SA	4,287	21,959

Equatorial Energia SA *	9	45

Hapvida Participacoes e Investimentos SA, 144A *	29,689	10,675

Itau Unibanco Holding SA	3,066	14,921

Klabin SA	5,276	17,774

Localiza Rent a Car SA	4,708	22,543

Lojas Renner SA	9,065	17,500

Natura & Co. Holding SA	6,587	14,513

NU Holdings Ltd., Class A *	22,220	238,865

Pagseguro Digital Ltd., Class A *	2,166	15,942

Porto Seguro SA	165	1,069

Raia Drogasil SA	9,781	28,967

Rede D’Or Sao Luiz SA, 144A	7,695	35,653

Rumo SA	9,616	27,741

StoneCo Ltd., Class A *	2,149	19,878

Suzano SA	5,201	49,905

Telefonica Brasil SA	3,461	28,509

TIM SA	6,888	18,979

TOTVS SA	3,628	21,613

WEG SA	5,916	48,812

XP, Inc., Series BDR	1,658	23,337

XP, Inc., Class A	1,178	16,669

(Cost $1,255,849)		1,058,846

Chile – 0.3%

Banco de Chile	197,645	25,701

Banco de Credito e Inversiones SA	786	26,642

Banco Santander Chile	294,894	16,039

	Number of Shares	Value $

Cencosud SA	9,351	24,750

Cia Sud Americana de Vapores SA	143,159	8,312

Empresas CMPC SA	6,245	10,617

Falabella SA	4,636	18,236

Latam Airlines Group SA	537,068	8,653

(Cost $99,780)		138,950

China – 32.8%

360 Security Technology, Inc., Class A	5,635	8,577

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,738	3,596

AAC Technologies Holdings, Inc.	2,591	14,927

Accelink Technologies Co. Ltd., Class A	925	6,927

ACM Research Shanghai, Inc., Class A	326	4,774

Advanced Micro-Fabrication Equipment, Inc., China, Class A	357	10,000

Agricultural Bank of China Ltd., Class A	32,899	23,143

Agricultural Bank of China Ltd., Class H	127,102	75,674

Aier Eye Hospital Group Co. Ltd., Class A	6,645	12,666

AIMA Technology Group Co. Ltd., Class A	800	4,365

Air China Ltd., Class A *	2,180	2,164

Aisino Corp., Class A	3,784	4,878

Akeso, Inc., 144A *	3,951	37,064

Alibaba Group Holding Ltd.	110,147	1,805,921

Amlogic Shanghai Co. Ltd., Class A *	626	7,262

Angel Yeast Co. Ltd., Class A	659	3,248

Anhui Expressway Co. Ltd., Class A	580	1,409

Anhui Expressway Co. Ltd., Class H	7,781	10,446

Anjoy Foods Group Co. Ltd., Class A	211	2,309

Anker Innovations Technology Co. Ltd., Class A	595	9,104

ANTA Sports Products Ltd.	5,713	64,135

Apeloa Pharmaceutical Co. Ltd., Class A	2,368	5,494

APT Medical, Inc., Class A	101	4,931

Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	1,180	3,858

ASR Microelectronics Co. Ltd., Class A *	790	11,840

Asymchem Laboratories Tianjin Co. Ltd., Class A	578	6,471

Asymchem Laboratories Tianjin Co. Ltd., Class H, 144A	712	5,036

Atour Lifestyle Holdings Ltd., ADR	512	15,724

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Autobio Diagnostics Co. Ltd., Class A	826	4,566

Autohome, Inc., ADR	567	16,296

Avary Holding Shenzhen Co. Ltd., Class A	1,400	7,687

AVIC Industry-Finance Holdings Co. Ltd., Class A	13,499	6,312

BAIC BluePark New Energy Technology Co. Ltd., Class A *	5,106	5,524

Baidu, Inc., Class A *	15,168	162,866

Bank of Beijing Co. Ltd., Class A	10,391	8,321

Bank of Changsha Co. Ltd., Class A	3,346	3,932

Bank of Chengdu Co. Ltd., Class A	2,245	4,941

Bank of China Ltd., Class A	15,444	11,436

Bank of China Ltd., Class H	346,596	196,552

Bank of Chongqing Co. Ltd., Class A	1,855	2,208

Bank of Chongqing Co. Ltd., Class H	7,964	6,349

Bank of Communications Co. Ltd., Class A	17,601	17,402

Bank of Communications Co. Ltd., Class H	31,389	26,640

Bank of Guiyang Co. Ltd., Class A	1,789	1,408

Bank of Hangzhou Co. Ltd., Class A	2,801	5,535

Bank of Jiangsu Co. Ltd., Class A	8,050	10,078

Bank of Nanjing Co. Ltd., Class A	4,454	6,169

Bank of Ningbo Co. Ltd., Class A	2,971	9,892

Bank of Shanghai Co. Ltd., Class A	4,145	5,320

Bank of Suzhou Co. Ltd., Class A	2,130	2,182

Bank of Zhengzhou Co. Ltd., Class A *	15,408	4,141

Bank of Zhengzhou Co. Ltd., Class H, 144A *	39,879	5,077

Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	7,420	3,063

Beijing Compass Technology Development Co. Ltd., Class A*	540	6,718

Beijing E-Hualu Information Technology Co. Ltd., Class A *	2,507	9,351

Beijing Enlight Media Co. Ltd., Class A	2,447	8,023

Beijing Huafeng Test & Control Technology Co. Ltd., Class A	428	8,305

Beijing Kingsoft Office Software, Inc., Class A	322	15,286

Beijing Originwater Technology Co. Ltd., Class A	5,098	3,342

Beijing Roborock Technology Co. Ltd., Class A	178	5,834

	Number of Shares	Value $

Beijing Shiji Information Technology Co. Ltd., Class A	4,864	5,082

Beijing Sinnet Technology Co. Ltd., Class A	2,900	7,731

Beijing Tiantan Biological Products Corp. Ltd., Class A	2,090	5,683

Beijing Tong Ren Tang Co. Ltd., Class A	1,031	5,104

Beijing Ultrapower Software Co. Ltd., Class A	1,574	2,912

Beijing United Information Technology Co. Ltd., Class A	943	3,503

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	754	6,936

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	26,266	19,702

Bethel Automotive Safety Systems Co. Ltd., Class A	937	7,388

Betta Pharmaceuticals Co. Ltd., Class A	850	6,190

BGI Genomics Co. Ltd., Class A	519	4,195

Bilibili, Inc., Class Z *	2,216	44,539

Bloomage Biotechnology Corp. Ltd., Class A	401	2,667

BOC International China Co. Ltd., Class A	4,733	6,880

BOE Technology Group Co. Ltd., Class A	15,620	9,232

BTG Hotels Group Co. Ltd., Class A	2,431	4,397

BYD Co. Ltd., Class A	196	9,725

BYD Co. Ltd., Class H	6,776	323,791

By-health Co. Ltd., Class A	1,472	2,341

Caida Securities Co. Ltd., Class A	4,385	4,041

Caitong Securities Co. Ltd., Class A	6,659	7,232

Cambricon Technologies Corp. Ltd., Class A *	119	12,001

Capital Securities Co. Ltd., Class A	1,700	4,940

Cathay Biotech, Inc., Class A	465	3,025

CECEP Solar Energy Co. Ltd., Class A	13,190	7,994

CECEP Wind-Power Corp., Class A	12,684	5,131

CETC Cyberspace Security Technology Co. Ltd., Class A	1,352	3,152

CGN Power Co. Ltd., Class A	17,249	8,562

CGN Power Co. Ltd., Class H, 144A	80,761	25,132

Changchun High-Tech Industry Group Co. Ltd., Class A	556	7,241

Changjiang Securities Co. Ltd., Class A	7,822	6,897

See Notes to Financial Statements.

DBX ETF Trust  |  3

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	171	3,025

Chaozhou Three-Circle Group Co. Ltd., Class A	1,737	9,266

Chengdu Xingrong Environment Co. Ltd., Class A	5,740	5,187

Chengxin Lithium Group Co. Ltd., Class A	1,711	3,130

Chifeng Jilong Gold Mining Co. Ltd., Class A	1,723	4,305

China Baoan Group Co. Ltd., Class A	3,218	3,773

China Cinda Asset Management Co. Ltd., Class H	69,537	10,283

China CITIC Bank Corp. Ltd., Class A	4,187	3,962

China CITIC Bank Corp. Ltd., Class H	44,366	32,633

China CITIC Financial Asset Management Co. Ltd., Class H, 144A *	155,494	14,797

China Communications Services Corp. Ltd., Class H	14,407	8,837

China Construction Bank Corp., Class A	4,683	5,465

China Construction Bank Corp., Class H	388,197	328,968

China Enterprise Co. Ltd., Class A	13,553	5,185

China Everbright Bank Co. Ltd., Class A	17,515	9,031

China Everbright Bank Co. Ltd., Class H	44,172	17,836

China Feihe Ltd., 144A	14,622	10,567

China Film Co. Ltd., Class A	3,494	5,107

China Galaxy Securities Co. Ltd., Class A	5,006	11,436

China Galaxy Securities Co. Ltd., Class H	29,257	29,534

China Great Wall Securities Co. Ltd., Class A	6,065	6,753

China Greatwall Technology Group Co. Ltd., Class A *	3,880	8,614

China Green Electricity Investment of Tianjin Co. Ltd., Class A	7,414	8,428

China International Capital Corp. Ltd., Class A	2,505	12,115

China International Capital Corp. Ltd., Class H, 144A	11,950	22,620

China Life Insurance Co. Ltd., Class A	1,200	6,403

China Life Insurance Co. Ltd., Class H	31,533	60,580

China Literature Ltd., 144A *	4,050	13,124

China Merchants Bank Co. Ltd., Class A	7,297	42,076

	Number of Shares	Value $

China Merchants Bank Co. Ltd., Class H	15,450	90,397

China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	4,321	8,171

China Merchants Securities Co. Ltd., Class A	3,749	9,305

China Merchants Securities Co. Ltd., Class H, 144A	6,027	11,315

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	5,306	7,145

China Minsheng Banking Corp. Ltd., Class A	18,870	10,661

China Minsheng Banking Corp. Ltd., Class H	36,103	17,178

China National Medicines Corp. Ltd., Class A	318	1,299

China National Nuclear Power Co. Ltd., Class A	4,770	6,266

China National Software & Service Co. Ltd., Class A *	1,140	7,271

China Pacific Insurance Group Co. Ltd., Class A	2,222	9,406

China Pacific Insurance Group Co. Ltd., Class H	9,949	29,425

China Railway Signal & Communication Corp. Ltd., Class H, 144A	3,397	1,459

China Rare Earth Resources And Technology Co. Ltd., Class A	603	2,423

China Reinsurance Group Corp., Class H	40,993	5,113

China Resources Double Crane Pharmaceutical Co. Ltd., Class A	820	2,084

China Resources Microelectronics Ltd., Class A	65	419

China Resources Mixc Lifestyle Services Ltd., 144A	3,706	15,393

China Resources Pharmaceutical Group Ltd., 144A	13,042	8,889

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,354	7,609

China Science Publishing & Media Ltd., Class A	1,522	4,239

China South Publishing & Media Group Co. Ltd., Class A	2,233	3,971

China Three Gorges Renewables Group Co. Ltd., Class A	16,176	9,316

China Tourism Group Duty Free Corp. Ltd., Class A	1,374	11,525

China Tourism Group Duty Free Corp. Ltd., Class H, 144A	1,013	6,122

China Tower Corp. Ltd., Class H, 144A	17,600	24,986

China United Network Communications Ltd., Class A	11,687	10,016

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

China Vanke Co. Ltd., Class A *	7,112	7,558

China Vanke Co. Ltd., Class H *	12,167	10,326

China World Trade Center Co. Ltd., Class A	340	1,079

China Yangtze Power Co. Ltd., Class A	13,713	51,486

China Zhenhua Group Science & Technology Co. Ltd., Class A	837	5,006

China Zheshang Bank Co. Ltd., Class A	15,840	6,212

China Zheshang Bank Co. Ltd., Class H	31,213	9,553

Chinalin Securities Co. Ltd., Class A	2,075	4,314

Chinese Universe Publishing and Media Group Co. Ltd., Class A	3,020	4,684

Chongqing Rural Commercial Bank Co. Ltd., Class A	5,159	4,004

Chongqing Rural Commercial Bank Co. Ltd., Class H	13,461	8,464

Chongqing Taiji Industry Group Co. Ltd., Class A	708	1,961

Chongqing Water Group Co. Ltd., Class A	4,510	2,876

Chongqing Zhifei Biological Products Co. Ltd., Class A	792	2,726

Chow Tai Seng Jewellery Co. Ltd., Class A	480	846

CITIC Securities Co. Ltd., Class A	5,708	21,392

CITIC Securities Co. Ltd., Class H	13,922	39,923

CNPC Capital Co. Ltd., Class A	9,234	8,003

Contemporary Amperex Technology Co. Ltd., Class A	1,866	67,628

COSCO SHIPPING Development Co. Ltd., Class A	7,608	2,420

COSCO SHIPPING Development Co. Ltd., Class H	45,631	5,750

COSCO SHIPPING Holdings Co. Ltd., Class H	6,053	8,889

Country Garden Holdings Co. Ltd.*	1,231,515	79,182

Country Garden Services Holdings Co. Ltd.	19,244	14,031

CSC Financial Co. Ltd., Class A	2,781	9,354

CSC Financial Co. Ltd., Class H, 144A	9,847	12,397

CSPC Innovation Pharmaceutical Co. Ltd., Class A	2,052	9,893

DaShenLin Pharmaceutical Group Co. Ltd., Class A	2,593	5,195

DHC Software Co. Ltd., Class A	6,626	10,594

Dong-E-E-Jiao Co. Ltd., Class A	863	6,679

Dongxing Securities Co. Ltd., Class A	5,574	9,057

East Buy Holding Ltd., 144A *	5,434	9,056

East Money Information Co. Ltd., Class A	8,019	25,544

	Number of Shares	Value $

Eastroc Beverage Group Co. Ltd., Class A	211	6,401

Easyhome New Retail Group Co. Ltd., Class A	10,320	6,453

Ecovacs Robotics Co. Ltd., Class A	473	3,782

Empyrean Technology Co. Ltd., Class A	484	7,111

Eoptolink Technology, Inc. Ltd., Class A	522	6,875

Everbright Securities Co. Ltd., Class A	3,910	9,420

Everbright Securities Co. Ltd., Class H, 144A	10,120	9,994

Everdisplay Optronics Shanghai Co. Ltd., Class A *	12,233	3,875

Fangda Carbon New Material Co. Ltd., Class A	3,230	2,228

First Capital Securities Co. Ltd., Class A	3,983	4,238

Focus Media Information Technology Co. Ltd., Class A	8,832	7,690

Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,844	10,395

Founder Securities Co. Ltd., Class A	6,580	7,128

Foxconn Industrial Internet Co. Ltd., Class A	4,629	13,451

Full Truck Alliance Co. Ltd., ADR	4,367	51,269

Fuyao Glass Industry Group Co. Ltd., Class A	942	7,267

Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,784	18,938

GalaxyCore, Inc., Class A	2,890	6,361

Gan & Lee Pharmaceuticals Co. Ltd., Class A	987	6,054

Ganfeng Lithium Group Co. Ltd., Class H, 144A	2,787	7,831

G-bits Network Technology Xiamen Co. Ltd., Class A	108	3,170

GDS Holdings Ltd., Class A *	7,329	33,599

Gemdale Corp., Class A	6,828	4,466

Genscript Biotech Corp. *	11,194	18,310

GF Securities Co. Ltd., Class A	5,966	12,550

GF Securities Co. Ltd., Class H	10,881	14,384

Giant Biogene Holding Co. Ltd., 144A	3,244	26,114

Giant Network Group Co. Ltd., Class A	2,571	5,161

GigaDevice Semiconductor, Inc., Class A *	390	7,050

Ginlong Technologies Co. Ltd., Class A	562	3,970

Glodon Co. Ltd., Class A	5,297	9,559

GoerTek, Inc., Class A	1,380	5,376

Goldwind Science & Technology Co. Ltd., Class A	1,595	1,979

See Notes to Financial Statements.

DBX ETF Trust | 5

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Goldwind Science & Technology Co. Ltd., Class H	3,563	2,355

Gree Electric Appliances, Inc. of Zhuhai, Class A	1,240	6,946

Greenland Holdings Corp. Ltd., Class A *	9,899	2,566

Greentown China Holdings Ltd.	7,341	10,856

GRG Banking Equipment Co. Ltd., Class A	2,345	4,585

Guangdong Provincial Expressway Development Co. Ltd., Class A	3,730	7,534

Guangzhou Baiyun International Airport Co. Ltd., Class A	5,267	6,580

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	366	1,334

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,641	3,752

Guangzhou Haige Communications Group, Inc. Co., Class A	4,342	6,680

Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	711	3,313

Guangzhou Port Co. Ltd., Class A	10,872	4,696

Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	502	2,729

Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,204	3,447

Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	7,572	6,697

Guolian Minsheng Securities Co. Ltd., Class A	5,202	8,053

Guolian Minsheng Securities Co. Ltd., Class H	7,455	3,748

Guosen Securities Co. Ltd., Class A	5,520	7,902

Guotai Junan Securities Co. Ltd., Class A	4,202	9,986

Guotai Junan Securities Co. Ltd., Class H, 144A	8,216	12,551

Guoyuan Securities Co. Ltd., Class A	6,637	7,272

H World Group Ltd., ADR	1,219	43,750

Haidilao International Holding Ltd., 144A	9,220	19,705

Haier Smart Home Co. Ltd., Class A	600	2,160

Haier Smart Home Co. Ltd., Class H	9,779	31,123

Hainan Airlines Holding Co. Ltd., Class A *	18,672	3,943

Hainan Airport Infrastructure Co. Ltd., Class A *	14,185	7,353

	Number of Shares	Value $

Haisco Pharmaceutical Group Co. Ltd., Class A	1,688	7,710

Haitian International Holdings Ltd.	2,322	6,196

Haitong Securities Co. Ltd., Class A (a)	6,533	9,326

Haitong Securities Co. Ltd., Class H (a)	21,500	17,833

Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	5,534	8,218

Hangzhou Chang Chuan Technology Co. Ltd., Class A	1,234	7,461

Hangzhou First Applied Material Co. Ltd., Class A	3,189	6,498

Hangzhou GreatStar Industrial Co. Ltd.	1,163	4,920

Hangzhou Lion Microelectronics Co. Ltd., Class A	1,361	4,709

Hangzhou Robam Appliances Co. Ltd., Class A	640	1,987

Hangzhou Silan Microelectronics Co. Ltd., Class A *	1,936	6,772

Hangzhou Tigermed Consulting Co. Ltd., Class A	886	6,887

Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	1,442	6,277

Hansoh Pharmaceutical Group Co. Ltd., 144A	9,859	22,846

Haohua Chemical Science & Technology Co. Ltd., Class A	647	2,395

Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	1,744	5,039

Hefei Meiya Optoelectronic Technology, Inc., Class A	896	1,868

Heilongjiang Agriculture Co. Ltd., Class A	2,131	3,989

Hengan International Group Co. Ltd.	4,764	13,324

Hengtong Optic-electric Co. Ltd., Class A	1,432	3,055

Hithink RoyalFlush Information Network Co. Ltd., Class A	371	15,321

HLA Group Corp. Ltd., Class A	3,060	3,332

Hongta Securities Co. Ltd., Class A	5,773	6,238

Hoshine Silicon Industry Co. Ltd., Class A	726	5,369

Hoymiles Power Electronics, Inc., Class A	464	6,785

Hua Hong Semiconductor Ltd., 144A	4,427	19,526

Huaan Securities Co. Ltd., Class A	9,521	7,390

Huadong Medicine Co. Ltd., Class A	1,289	6,121

Huagong Tech Co. Ltd., Class A	1,277	7,775

Hualan Biological Engineering, Inc., Class A	2,345	5,077

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Huali Industrial Group Co. Ltd., Class A	247	2,370

Huaneng Lancang River Hydropower, Inc., Class A	5,848	6,921

Huatai Securities Co. Ltd., Class A	4,215	10,103

Huatai Securities Co. Ltd., Class H, 144A	12,493	20,981

Huaxi Securities Co. Ltd., Class A	5,800	6,466

Huaxia Bank Co. Ltd., Class A	4,583	4,537

Huaxia Eye Hospital Group Co. Ltd., Class A	2,460	6,480

Hubei Feilihua Quartz Glass Co. Ltd., Class A	1,153	6,446

Huizhou Desay Sv Automotive Co. Ltd., Class A	384	6,513

Humanwell Healthcare Group Co. Ltd., Class A	1,722	4,697

Hundsun Technologies, Inc., Class A	3,072	12,869

Hygon Information Technology Co. Ltd., Class A	1,252	27,469

Hytera Communications Corp. Ltd., Class A *	2,600	4,710

IEIT Systems Co. Ltd., Class A	860	6,983

Iflytek Co. Ltd., Class A	1,677	11,912

Imeik Technology Development Co. Ltd., Class A	228	5,311

Industrial & Commercial Bank of China Ltd., Class A	19,772	18,626

Industrial & Commercial Bank of China Ltd., Class H	282,955	200,122

Industrial Bank Co. Ltd., Class A	7,177	20,421

Industrial Securities Co. Ltd., Class A	8,743	7,169

Ingenic Semiconductor Co. Ltd., Class A	895	10,438

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	941	3,649

Innovation New Material Technology Co. Ltd., Class A	9,390	4,932

Innovent Biologics, Inc., 144A *	9,456	49,186

iQIYI, Inc., ADR *	3,940	8,195

iRay Group, Class A	484	7,387

Isoftstone Information Technology Group Co. Ltd., Class A	1,079	9,486

J&T Global Express Ltd. *	34,058	28,117

Jafron Biomedical Co. Ltd., Class A	655	2,311

Jason Furniture Hangzhou Co. Ltd., Class A	525	2,045

JCHX Mining Management Co. Ltd., Class A	450	2,334

JD Health International, Inc., 144A *	9,168	39,848

JD Logistics, Inc., 144A *	5,513	9,868

	Number of Shares	Value $

JD.com, Inc., Class A	11,665	240,905

Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	4,470	4,193

Jiangsu Financial Leasing Co. Ltd., Class A	5,170	3,495

Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	4,008	25,260

Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	1,555	4,476

Jiangsu Pacific Quartz Co. Ltd., Class A	590	2,097

Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	4,727	6,793

Jiangsu Yoke Technology Co. Ltd., Class A	404	3,465

Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,230	6,128

Jinduicheng Molybdenum Co. Ltd., Class A	2,760	3,766

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	3,020	4,655

Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	545	1,507

Juneyao Airlines Co. Ltd., Class A	1,403	2,520

J-Yuan Trust Co. Ltd., Class A *	13,310	5,603

Kanzhun Ltd., ADR *	2,022	32,352

KE Holdings, Inc., ADR	4,032	89,793

Kingdee International Software Group Co. Ltd. *	23,954	39,243

Kingnet Network Co. Ltd., Class A	3,244	6,753

Kingsoft Corp. Ltd.	7,279	37,581

Kuaishou Technology, 144A *	11,477	74,678

Kuang-Chi Technologies Co. Ltd., Class A	1,231	6,907

Kunlun Tech Co. Ltd., Class A	1,398	7,095

LB Group Co. Ltd., Class A	337	814

Lenovo Group Ltd.	54,031	80,458

Lepu Medical Technology Beijing Co. Ltd., Class A	2,286	3,627

Li Auto, Inc., Class A *	8,261	124,821

Li Ning Co. Ltd.	11,020	24,204

Liaoning Port Co. Ltd., Class A	12,657	2,655

Livzon Pharmaceutical Group, Inc., Class A	530	2,485

Livzon Pharmaceutical Group, Inc., Class H	1,663	5,410

Longfor Group Holdings Ltd., 144A	11,779	16,147

Loongson Technology Corp. Ltd., Class A *	271	4,927

Lufax Holding Ltd., ADR	1,537	4,457

See Notes to Financial Statements.

DBX ETF Trust  |  7

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Luxshare Precision Industry Co. Ltd., Class A	2,341	13,852

Mango Excellent Media Co. Ltd., Class A	1,912	6,686

Maxscend Microelectronics Co. Ltd., Class A	704	8,050

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	7,143	6,014

Meituan, Class B, 144A *	35,687	743,431

Midea Group Co. Ltd. *	2,070	19,724

Midea Group Co. Ltd., Class A	1,810	18,131

Ming Yang Smart Energy Group Ltd., Class A	2,580	3,810

MINISO Group Holding Ltd.	2,695	13,724

Minmetals Capital Co. Ltd., Class A	6,230	5,040

Montage Technology Co. Ltd., Class A	842	8,975

Muyuan Foods Co. Ltd., Class A	834	4,150

Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	2,996	5,102

Nanjing Securities Co. Ltd., Class A	9,214	10,500

NARI Technology Co. Ltd., Class A	3,065	9,856

National Silicon Industry Group Co. Ltd., Class A (a)	1,331	3,753

NAURA Technology Group Co. Ltd., Class A	152	9,323

NavInfo Co. Ltd., Class A *	5,461	7,092

NetEase, Inc.	12,324	245,323

New China Life Insurance Co. Ltd., Class A	1,212	7,992

New China Life Insurance Co. Ltd., Class H	4,225	14,262

New Oriental Education & Technology Group, Inc.	6,223	29,168

Ninestar Corp., Class A *	523	1,880

Ningbo Deye Technology Co. Ltd., Class A	396	5,026

Ningbo Joyson Electronic Corp., Class A	1,380	3,578

Ningbo Sanxing Medical Electric Co. Ltd., Class A	1,230	4,630

Ningbo Shanshan Co. Ltd., Class A	1,502	1,699

Ningbo Tuopu Group Co. Ltd., Class A	942	8,159

Ningbo Zhoushan Port Co. Ltd., Class A	3,798	1,844

NIO, Inc., ADR *	8,444	39,096

Nongfu Spring Co. Ltd., Class H, 144A	8,468	37,786

OFILM Group Co. Ltd., Class A *	2,610	4,903

Onewo, Inc., Class H	1,912	5,532

	Number of Shares	Value $

Oppein Home Group, Inc., Class A	287	2,599

Orient Securities Co. Ltd., Class A	8,931	11,904

Orient Securities Co. Ltd., Class H, 144A	16,754	10,901

Ovctek China, Inc., Class A	3,370	7,653

Pacific Securities Co. Ltd., Class A*	13,360	7,291

People.cn Co. Ltd., Class A	1,952	6,164

People’s Insurance Co. Group of China Ltd., Class H	28,724	14,147

Perfect World Co. Ltd., Class A	3,476	5,219

Pharmaron Beijing Co. Ltd., Class A	1,155	4,188

Pharmaron Beijing Co. Ltd., Class H, 144A	2,743	5,425

PICC Property & Casualty Co. Ltd., Class H	23,513	38,460

Ping An Bank Co. Ltd., Class A	6,016	9,512

Ping An Insurance Group Co. of China Ltd., Class A	4,223	29,174

Ping An Insurance Group Co. of China Ltd., Class H	44,630	263,711

Piotech, Inc., Class A	370	9,031

Poly Developments and Holdings Group Co. Ltd., Class A	6,274	7,485

Pop Mart International Group Ltd., 144A	3,818	51,159

Postal Savings Bank of China Co. Ltd., Class A	3,272	2,387

Postal Savings Bank of China Co. Ltd., Class H, 144A	40,065	25,400

Qi An Xin Technology Group, Inc., Class A *	1,549	8,152

Qifu Technology, Inc., ADR	448	17,956

Qinghai Salt Lake Industry Co. Ltd., Class A *	2,321	5,251

Quzhou Xin’an Development Co. Ltd., Class A *	14,709	6,031

Range Intelligent Computing Technology Group Co. Ltd., Class A	1,072	9,114

Raytron Technology Co. Ltd., Class A	543	3,995

Rockchip Electronics Co. Ltd., Class A	418	9,056

Ruijie Networks Co. Ltd., Class A	530	5,391

Sanan Optoelectronics Co. Ltd., Class A	3,818	6,413

Sangfor Technologies, Inc., Class A	782	10,944

SDIC Capital Co. Ltd., Class A	7,377	7,182

Sealand Securities Co. Ltd., Class A	5,224	2,944

SenseTime Group, Inc., Class B, 144A *	202,664	42,740

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Seres Group Co. Ltd., Class A	769	12,813

SG Micro Corp., Class A	623	7,550

Shandong Gold Mining Co. Ltd., Class A	1,201	3,842

Shandong Gold Mining Co. Ltd., Class H, 144A	4,144	7,695

Shandong Hi-speed Co. Ltd., Class A	4,108	5,735

Shandong Pharmaceutical Glass Co. Ltd., Class A	1,940	6,209

Shandong Publishing & Media Co. Ltd., Class A	3,320	4,598

Shandong Sinocera Functional Material Co. Ltd., Class A	1,317	3,328

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	15,751	10,269

Shanghai Aiko Solar Energy Co. Ltd., Class A *	3,874	6,991

Shanghai Baosight Software Co. Ltd., Class A	2,356	10,561

Shanghai Baosight Software Co. Ltd., Class B	5,426	9,653

Shanghai Belling Co. Ltd., Class A	900	4,484

Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	355	9,250

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,751	6,000

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	6,576	12,870

Shanghai Fudan Microelectronics Group Co. Ltd., Class A	1,060	6,175

Shanghai Fudan Microelectronics Group Co. Ltd., Class H	2,832	8,212

Shanghai International Airport Co. Ltd., Class A	1,737	7,739

Shanghai International Port Group Co. Ltd., Class A	7,960	6,069

Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,376	5,017

Shanghai Junshi Biosciences Co. Ltd., Class A *	2,027	8,464

Shanghai Junshi Biosciences Co. Ltd., Class H, 144A *	4,322	8,359

Shanghai Lingang Holdings Corp. Ltd., Class A	4,041	5,320

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	4,258	5,185

Shanghai M&G Stationery, Inc., Class A	1,031	3,903

Shanghai Moons’ Electric Co. Ltd., Class A	510	5,395

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,336	5,053

	Number of Shares	Value $

Shanghai Pudong Development Bank Co. Ltd., Class A	10,783	15,038

Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,068	2,510

Shanghai RAAS Blood Products Co. Ltd., Class A	7,052	6,537

Shanghai Rural Commercial Bank Co. Ltd., Class A	2,542	2,782

Shanghai United Imaging Healthcare Co. Ltd., Class A	699	12,935

Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	5,497	4,259

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	2,529	8,972

Shanghai Zhonggu Logistics Co. Ltd., Class A	4,290	5,241

Shanjin International Gold Co. Ltd., Class A	3,002	6,636

Shanxi Securities Co. Ltd., Class A	8,109	6,683

Shengyi Technology Co. Ltd., Class A	1,205	4,754

Shennan Circuits Co. Ltd., Class A	264	4,738

Shenwan Hongyuan Group Co. Ltd., Class A	10,876	7,606

Shenwan Hongyuan Group Co. Ltd., Class H, 144A	29,782	9,038

Shenzhen Capchem Technology Co. Ltd., Class A	506	2,505

Shenzhen Expressway Corp. Ltd., Class A	3,500	5,711

Shenzhen Expressway Corp. Ltd., Class H	8,139	6,887

Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	4,470	7,570

Shenzhen Goodix Technology Co. Ltd., Class A	710	7,903

Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A *	1,751	2,720

Shenzhen Inovance Technology Co. Ltd., Class A	1,381	13,663

Shenzhen Kaifa Technology Co. Ltd., Class A	222	610

Shenzhen Kangtai Biological Products Co. Ltd., Class A	3,404	7,011

Shenzhen Longsys Electronics Co. Ltd., Class A	410	5,751

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	637	22,092

Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	1,003	8,527

Shenzhen Overseas Chinese Town Co. Ltd., Class A *	8,956	3,033

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	1,656	6,751

Shenzhen SC New Energy Technology Corp., Class A	736	6,420

Shenzhen Sunlord Electronics Co. Ltd., Class A	1,114	4,554

Shenzhen Transsion Holdings Co. Ltd., Class A	486	6,177

Shenzhou International Group Holdings Ltd.	5,786	42,261

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,913	7,458

Sichuan Chuantou Energy Co. Ltd., Class A	4,093	8,402

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,135	4,591

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. *	276	8,199

Silergy Corp.	2,393	33,001

Sinocelltech Group Ltd., Class A*	980	5,425

Sinolink Securities Co. Ltd., Class A	6,033	7,048

Sinomine Resource Group Co. Ltd., Class A	1,126	5,242

Sinopharm Group Co. Ltd., Class H	4,880	12,287

Skshu Paint Co. Ltd., Class A	773	4,977

Songcheng Performance Development Co. Ltd., Class A	4,186	4,994

Sonoscape Medical Corp., Class A	1,600	6,415

SooChow Securities Co. Ltd., Class A	6,994	7,663

Southwest Securities Co. Ltd., Class A	12,259	7,481

Spring Airlines Co. Ltd., Class A	359	2,647

StarPower Semiconductor Ltd., Class A	570	6,943

Sungrow Power Supply Co. Ltd., Class A	1,198	11,647

Sunny Optical Technology Group Co. Ltd.	3,198	35,634

Sunresin New Materials Co. Ltd., Class A	527	3,365

SUPCON Technology Co. Ltd., Class A	1,049	7,812

Suzhou Maxwell Technologies Co. Ltd., Class A	393	5,383

Suzhou TFC Optical Communication Co. Ltd., Class A	600	7,279

TAL Education Group, ADR *	2,011	25,982

Talkweb Information System Co. Ltd., Class A *	2,460	11,301

TangShan Port Group Co. Ltd., Class A	9,664	5,420

	Number of Shares	Value $

Tasly Pharmaceutical Group Co. Ltd., Class A	4,347	8,727

Tencent Holdings Ltd.	41,349	2,544,799

Tencent Music Entertainment Group, ADR	4,372	53,295

Thunder Software Technology Co. Ltd., Class A	616	5,202

Tianfeng Securities Co. Ltd., Class A *	12,569	7,808

Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	1,010	4,154

Tianshui Huatian Technology Co. Ltd., Class A	2,327	3,504

Titan Wind Energy Suzhou Co. Ltd., Class A	2,160	2,141

Tongcheng Travel Holdings Ltd.	8,997	20,108

TongFu Microelectronics Co. Ltd., Class A	112	438

Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	3,684	3,764

Topchoice Medical Corp., Class A	1,484	8,813

Topsports International Holdings Ltd., 144A	24,079	10,435

TravelSky Technology Ltd., Class H	9,515	13,190

Tsinghua Tongfang Co. Ltd., Class A *	5,972	6,977

Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,100	9,299

Unisplendour Corp. Ltd., Class A	1,590	6,445

Venustech Group, Inc., Class A	1,642	3,825

Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	611	6,368

Victory Giant Technology Huizhou Co. Ltd., Class A	700	4,900

Vipshop Holdings Ltd., ADR	1,614	25,372

Walvax Biotechnology Co. Ltd., Class A	3,906	6,251

Wanda Film Holding Co. Ltd., Class A *	4,836	7,295

Wangfujing Group Co. Ltd., Class A	2,414	4,376

Wangsu Science & Technology Co. Ltd., Class A	4,010	7,071

Weibo Corp., ADR	647	6,476

Weichai Power Co. Ltd., Class A	2,397	5,157

Weichai Power Co. Ltd., Class H	8,859	17,407

Weihai Guangwei Composites Co. Ltd., Class A	1,442	6,335

Western Securities Co. Ltd., Class A	3,242	3,632

Western Superconducting Technologies Co. Ltd., Class A	644	3,922

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Will Semiconductor Co. Ltd., Class A	465	9,042

Wingtech Technology Co. Ltd., Class A	575	2,732

Winner Medical Co. Ltd., Class A	751	3,988

Winning Health Technology Group Co. Ltd., Class A	6,474	9,792

WUS Printed Circuit Kunshan Co. Ltd., Class A	1,163	5,593

WuXi AppTec Co. Ltd., Class A	1,388	11,635

WuXi AppTec Co. Ltd., Class H, 144A	3,345	25,529

Wuxi Autowell Technology Co. Ltd., Class A	1,009	5,991

Wuxi Biologics Cayman, Inc., 144A *	31,360	90,533

WuXi XDC Cayman, Inc. *	1,836	7,590

Xiamen C & D, Inc., Class A	2,477	3,512

Xiamen Faratronic Co. Ltd., Class A	327	5,484

Xiaomi Corp., Class B, 144A *	65,474	436,549

XPeng, Inc., Class A *	9,170	94,100

Yadea Group Holdings Ltd., 144A	5,152	8,440

Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	874	5,264

Yealink Network Technology Corp. Ltd., Class A	1,438	7,769

Yifeng Pharmacy Chain Co. Ltd., Class A	1,208	3,889

Yongan Futures Co. Ltd., Class A	1,460	2,519

Yonghui Superstores Co. Ltd., Class A *	2,877	2,103

Yonyou Network Technology Co. Ltd., Class A *	5,410	11,313

Youngor Fashion Co. Ltd., Class A	3,847	4,347

Yunnan Baiyao Group Co. Ltd., Class A	1,075	8,133

Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	735	4,202

Yunnan Energy New Material Co. Ltd., Class A	982	4,401

Zai Lab Ltd., ADR * (b)	159	5,508

Zai Lab Ltd. *	5,154	17,630

Zangge Mining Co. Ltd., Class A	1,378	6,037

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	304	8,526

Zhaojin Mining Industry Co. Ltd., Class H	7,735	12,931

Zhejiang China Commodities City Group Co. Ltd., Class A	4,082	7,159

Zhejiang Chint Electrics Co. Ltd., Class A	1,347	4,317

Zhejiang Crystal-Optech Co. Ltd., Class A	1,700	5,914

	Number of Shares	Value $

Zhejiang Dahua Technology Co. Ltd., Class A	3,052	6,880

Zhejiang Dingli Machinery Co. Ltd., Class A	740	5,949

Zhejiang Expressway Co. Ltd., Class H	14,500	10,777

Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,832	5,794

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	765	3,468

Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A *	7,742	6,869

Zhejiang Leapmotor Technology Co. Ltd., 144A *	3,720	16,767

Zhejiang NHU Co. Ltd., Class A	2,416	7,014

Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	4,400	4,555

Zhejiang Shuanghuan Driveline Co. Ltd., Class A	1,190	6,067

Zhejiang Supor Co. Ltd., Class A	366	2,660

Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,790	4,870

Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,443	3,797

Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,124	1,834

Zheshang Securities Co. Ltd., Class A	5,017	7,946

ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A *	4,327	6,466

Zhongfu Shenying Carbon Fiber Co. Ltd., Class A	2,036	5,899

Zhongji Innolight Co. Ltd., Class A	560	7,746

Zhongsheng Group Holdings Ltd.	1,001	1,632

Zhongtai Securities Co. Ltd., Class A	7,822	6,768

Zhuhai Huafa Properties Co. Ltd., Class A	5,800	4,494

Zijin Mining Group Co. Ltd., Class A	4,685	9,861

Zijin Mining Group Co. Ltd., Class H	21,413	40,037

ZTO Express Cayman, Inc.	1,653	31,821

(Cost $12,677,947)		13,599,260

Colombia — 0.1%

Bancolombia SA	1,323	14,642

Interconexion Electrica SA ESP	2,067	10,371

(Cost $17,630)		25,013

Czech Republic — 0.0%

Komercni Banka AS

(Cost $17,245)	371	16,048

Egypt — 0.1%

Commercial International Bank - Egypt (CIB)	7,604	11,365

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

EFG Holding S.A.E. *	12,467	6,399

Talaat Moustafa Group	9,490	10,118

(Cost $31,345)		27,882

Greece — 0.3%

Athens International Airport SA	702	6,381

Eurobank Ergasias Services and

Holdings SA	5,695	14,825

Hellenic Telecommunications Organization SA	1,501	23,447

JUMBO SA	462	12,752

National Bank of Greece SA	4,098	38,033

Piraeus Financial Holdings SA	2,179	10,272

Terna Energy SA	569	11,835

(Cost $108,116)		117,545

Hong Kong — 0.7%

Beijing Enterprises Water Group Ltd.	17,789	5,193

BOC Hong Kong Holdings Ltd.	14,960	52,614

Brilliance China Automotive Holdings Ltd.	13,444	7,175

C&D International Investment Group Ltd.	6,306	12,520

China Medical System Holdings Ltd.	12,459	13,154

China Merchants Port Holdings Co. Ltd.	8,873	14,514

China Overseas Land & Investment Ltd.	28,852	53,426

China Resources Land Ltd.	13,277	44,390

China Ruyi Holdings Ltd. *	51,099	14,982

China State Construction International Holdings Ltd.	9,285	14,185

China Taiping Insurance Holdings Co. Ltd.	7,589	11,164

Far East Horizon Ltd.	20,404	15,454

NetEase Cloud Music, Inc., 144A *	719	14,950

Want Want China Holdings Ltd.	18,927	11,415

Yuexiu Property Co. Ltd.	18,914	12,842

(Cost $300,680)		297,978

Hungary — 0.2%

OTP Bank Nyrt	939	58,077

Richter Gedeon Nyrt	1,000	28,026

(Cost $81,591)		86,103

India — 15.9%

360 ONE WAM Ltd.	1,688	19,258

ABB India Ltd.	102	5,753

Adani Energy Solutions Ltd. *	1,620	12,050

Adani Green Energy Ltd. *	2,747	24,311

Adani Ports & Special Economic

Zone Ltd.	5,084	62,133

Adani Wilmar Ltd. *	1,346	3,786

Aditya Birla Capital Ltd. *	4,495	8,031

	Number of Shares	Value $

Alkem Laboratories Ltd.	218	11,575

Ambuja Cements Ltd.	1,631	8,666

APL Apollo Tubes Ltd.	827	13,600

Apollo Hospitals Enterprise Ltd.	727	50,286

Ashok Leyland Ltd.	4,955	12,058

Asian Paints Ltd.	1,801	44,864

Astral Ltd.	858	13,112

AU Small Finance Bank Ltd., 144A	2,775	17,940

Aurobindo Pharma Ltd. *	2,054	24,842

Avenue Supermarts Ltd., 144A *	1,086	42,246

Axis Bank Ltd., GDR	217	12,543

Axis Bank Ltd.	8,417	97,686

Bajaj Auto Ltd.	291	26,282

Bajaj Finance Ltd.	1,913	186,489

Bajaj Finserv Ltd.	2,884	61,708

Bajaj Holdings & Investment Ltd.	189	25,000

Bandhan Bank Ltd., 144A	3,293	5,313

Bank of Baroda	4,609	10,380

Bank of India	6,201	6,744

Bank of Maharashtra	7,914	4,197

Berger Paints India Ltd.	2,097	11,708

Bharti Airtel Ltd.	17,927	321,689

Biocon Ltd.	3,815	13,186

Bosch Ltd.	36	10,920

Britannia Industries Ltd.	534	28,044

BSE Ltd.	438	23,194

Canara Bank	6,380	5,899

CG Power & Industrial Solutions Ltd.*	3,507	22,949

Cholamandalam Investment and Finance Co. Ltd.	3,172	50,777

Cipla Ltd.	3,783	60,850

Coforge Ltd.	402	33,822

Colgate-Palmolive India Ltd.	1,024	28,842

Container Corp. Of India Ltd.	1,374	9,793

Coromandel International Ltd.	540	10,287

Cummins India Ltd.	845	26,246

Dabur India Ltd.	4,714	26,575

Deepak Nitrite Ltd.	569	12,038

Delhivery Ltd. *	2,913	8,317

Divi’s Laboratories Ltd.	925	57,932

Dixon Technologies India Ltd.	184	29,304

DLF Ltd.	2,959	21,492

Dr Reddy’s Laboratories Ltd.	5,203	66,387

Eicher Motors Ltd.	494	26,949

Embassy Office Parks REIT	5,907	24,588

Exide Industries Ltd.	2,617	10,402

Federal Bank Ltd.	10,015	20,329

Fortis Healthcare Ltd.	3,156	22,098

FSN E-Commerce Ventures Ltd.*	7,658	13,898

See Notes to Financial Statements.

12  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

GE Vernova T&D India Ltd.	699	10,691

General Insurance Corp. of India, 144A	2,064	8,701

Gland Pharma Ltd., 144A	556	9,866

GlaxoSmithKline Pharmaceuticals Ltd.	546	15,446

Glenmark Pharmaceuticals Ltd.	1,412	20,638

GMR Airports Ltd. *	7,647	6,071

Godrej Consumer Products Ltd.	2,818	32,370

Godrej Properties Ltd. *	963	21,309

Grasim Industries Ltd.	731	19,270

Gujarat Fluorochemicals Ltd.	159	6,514

HCL Technologies Ltd.	7,422	133,595

HDFC Asset Management Co. Ltd., 144A	429	17,788

HDFC Bank Ltd.	23,340	462,086

HDFC Life Insurance Co. Ltd., 144A	4,222	29,360

Hero MotoCorp Ltd.	273	11,485

Hindalco Industries Ltd.	4,111	29,802

Hindustan Unilever Ltd.	6,240	156,189

Hindustan Zinc Ltd.	2,776	12,398

Hitachi Energy India Ltd.	85	10,961

Honeywell Automation India Ltd.	20	7,703

Housing & Urban Development Corp. Ltd.	4,217	7,958

ICICI Bank Ltd.	21,596	297,173

ICICI Lombard General Insurance Co. Ltd., 144A	1,136	21,952

ICICI Prudential Life Insurance Co. Ltd., 144A	1,520	9,582

IDFC First Bank Ltd. *	25,288	16,874

Indian Bank	1,313	7,665

Indian Railway Catering & Tourism Corp. Ltd.	2,037	15,619

Indian Railway Finance Corp. Ltd., 144A	14,059	18,062

Indian Renewable Energy Development Agency Ltd. *	5,035	8,977

Indus Towers Ltd. *	4,279	15,812

IndusInd Bank Ltd.	2,454	27,767

Info Edge India Ltd.	424	33,883

Infosys Ltd.	29,699	572,810

InterGlobe Aviation Ltd., 144A *	736	37,659

Jindal Stainless Ltd.	641	4,284

Jio Financial Services Ltd. *	22,879	54,282

JSW Steel Ltd.	2,940	31,942

Jubilant Foodworks Ltd.	2,315	16,564

Kalyan Jewellers India Ltd.	2,466	13,027

Kotak Mahindra Bank Ltd.	4,586	99,732

KPIT Technologies Ltd.	1,160	15,873

L&T Technology Services Ltd., 144A	241	12,485

Life Insurance Corp. Of India	1,372	11,611

	Number of Shares	Value $

Linde India Ltd.	159	10,770

Lloyds Metals & Energy Ltd.	616	7,188

LTIMindtree Ltd., 144A	547	29,168

Lupin Ltd.	2,114	46,014

Macrotech Developers Ltd., 144A	1,745	22,552

Mahindra & Mahindra Financial

Services Ltd.	4,992	15,437

Mahindra & Mahindra Ltd.	3,180	93,946

MakeMyTrip Ltd. *	365	35,135

Mankind Pharma Ltd. *	637	16,675

Marico Ltd.	2,643	18,141

Maruti Suzuki India Ltd.	523	71,399

Max Financial Services Ltd. *	1,046	11,931

Max Healthcare Institute Ltd.	3,378	37,759

Motilal Oswal Financial Services Ltd.	1,310	8,810

Mphasis Ltd.	580	14,895

Muthoot Finance Ltd.	684	16,672

Nestle India Ltd.	1,643	41,114

NHPC Ltd.	19,396	16,159

NMDC Ltd.	17,697	12,636

Oberoi Realty Ltd.	700	11,875

One 97 Communications Ltd. *	1,919	15,679

Oracle Financial Services Software Ltd.	153	13,575

Page Industries Ltd.	41	18,984

Patanjali Foods Ltd.	473	9,517

PB Fintech Ltd. *	1,871	31,295

Persistent Systems Ltd.	749	45,399

Phoenix Mills Ltd.	949	16,790

PI Industries Ltd.	374	12,882

Pidilite Industries Ltd.	712	21,627

Power Finance Corp. Ltd.	6,419	26,724

Power Grid Corp. of India Ltd.	19,211	55,073

Prestige Estates Projects Ltd.	1,209	15,566

Procter & Gamble Hygiene & Health Care Ltd.	95	14,702

Rail Vikas Nigam Ltd.	3,671	13,945

REC Ltd.	5,696	23,453

Samvardhana Motherson International Ltd.	11,407	15,459

SBI Cards & Payment Services Ltd.	1,745	16,727

SBI Life Insurance Co. Ltd., 144A	1,870	30,571

Schaeffler India Ltd.	207	7,242

Shriram Finance Ltd.	5,583	39,386

Siemens Ltd.	110	5,812

Sona Blw Precision Forgings Ltd., 144A	2,946	16,628

SRF Ltd.	837	26,739

State Bank of India	6,938	54,614

Sun Pharmaceutical Industries Ltd.	7,549	137,451

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Sundaram Finance Ltd.	432	22,403

Supreme Industries Ltd.	346	13,163

Suzlon Energy Ltd. *	80,565	45,768

Tata Communications Ltd.	900	13,911

Tata Consultancy Services Ltd.	8,421	335,214

Tata Consumer Products Ltd.	3,031	33,381

Tata Elxsi Ltd.	311	19,232

Tata Motors Ltd.	5,335	37,840

Tata Steel Ltd.	21,076	33,046

Tech Mahindra Ltd.	5,287	89,896

Thermax Ltd.	238	8,836

Titan Co. Ltd.	1,720	60,487

Torrent Pharmaceuticals Ltd.	749	25,235

Trent Ltd.	803	44,521

Tube Investments of India Ltd.	550	15,476

TVS Motor Co. Ltd.	900	22,890

UltraTech Cement Ltd.	330	38,197

Union Bank of India Ltd.	3,157	4,044

UNO Minda Ltd.	796	7,513

UPL Ltd.	2,478	17,924

Varun Beverages Ltd.	7,905	39,392

Vedant Fashions Ltd.	449	4,326

Vodafone Idea Ltd. *	231,751	19,996

Voltas Ltd.	1,410	21,272

Wipro Ltd.	24,126	76,552

Yes Bank Ltd. *	81,429	15,587

Zomato Ltd. *	39,432	100,085

Zydus Lifesciences Ltd.	1,992	19,956

(Cost $5,449,923)		6,593,463

Indonesia — 1.1%

Amman Mineral Internasional PT*	58,973	23,298

Barito Renewables Energy Tbk PT	114,089	42,147

GoTo Gojek Tokopedia Tbk PT *	5,753,825	26,028

Pantai Indah Kapuk Dua Tbk PT	10,913	7,240

PT Bank Central Asia Tbk	213,909	108,696

PT Bank Mandiri Persero Tbk	156,100	43,309

PT Bank Negara Indonesia Persero Tbk	20,163	4,901

PT Bank Rakyat Indonesia Persero Tbk	291,603	59,094

PT Barito Pacific Tbk	158,829	7,520

PT Chandra Asri Pacific Tbk	34,876	14,093

PT Charoen Pokphand Indonesia Tbk	17,917	4,528

PT Dayamitra Telekomunikasi	151,788	5,584

PT Indofood CBP Sukses Makmur Tbk	4,283	2,700

PT Indofood Sukses Makmur Tbk	8,566	3,681

PT Indosat Tbk	52,330	4,671

PT Kalbe Farma Tbk	99,750	6,498

	Number of Shares	Value $

PT Sarana Menara Nusantara Tbk	214,113	6,715

PT Sumber Alfaria Trijaya Tbk	98,254	13,037

PT Telkom Indonesia Persero Tbk	357,314	50,645

PT Unilever Indonesia Tbk	61,714	3,778

(Cost $651,540)		438,163

Ireland — 1.2%

PDD Holdings, Inc., ADR *

(Cost $572,980)	4,570	519,563

Kazakhstan — 0.0%

Solidcore Resources PLC * (a)

(Cost $548,412)	28,889	0

Kuwait — 0.7%

Agility Public Warehousing Co. KSC	7,771	6,870

Al Ahli Bank of Kuwait KSCP	9,586	10,058

Boubyan Bank KSCP	7,385	16,023

Burgan Bank SAK	9,628	7,046

Gulf Bank KSCP	16,913	18,841

Kuwait Finance House KSCP	31,239	81,031

Mabanee Co KPSC	5,232	14,012

Mobile Telecommunications Co. KSCP	17,338	27,568

National Bank of Kuwait SAKP	33,266	110,959

(Cost $244,589)		292,408

Malaysia — 1.1%

AMMB Holdings Bhd	12,400	16,005

Axiata Group Bhd	37,052	17,353

Celcomdigi Bhd	24,500	20,259

CIMB Group Holdings Bhd	30,004	52,511

Gamuda Bhd	31,958	31,224

Hong Leong Bank Bhd	3,500	16,784

IHH Healthcare Bhd	19,200	32,054

IJM Corp. Bhd	14,200	6,682

Inari Amertron Bhd	17,000	7,886

IOI Properties Group Bhd	12,600	5,393

Kuala Lumpur Kepong Bhd	1,200	5,545

Malayan Banking Bhd	18,156	43,615

Maxis Bhd	20,700	16,050

MR DIY Group M Bhd, 144A	11,750	3,634

Nestle Malaysia Bhd	219	4,144

PPB Group Bhd	4,400	10,590

Press Metal Aluminium Holdings Bhd	7,300	8,261

Public Bank Bhd	54,100	54,918

QL Resources Bhd	4,950	5,380

RHB Bank Bhd	10,036	15,540

Sime Darby Bhd	7,500	3,681

Sime Darby Property Bhd	21,200	6,651

Sunway Bhd	10,500	10,847

See Notes to Financial Statements.

14  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Telekom Malaysia Bhd	20,600	31,529

TIME dotCom Bhd	9,900	11,337

United Plantations BHD	1,500	7,704

Westports Holdings Bhd	7,600	7,851

(Cost $384,321)		453,428

Mexico — 1.7%

America Movil SAB de CV, Series B	219,035	155,878

Arca Continental SAB de CV	3,317	34,300

Cemex SAB de CV, Series CPO	19,587	12,050

Coca-Cola Femsa SAB de CV	3,812	33,982

El Puerto de Liverpool SAB de CV, Class C1	2,205	10,845

Fibra Uno Administracion SA de CV REIT	25,825	28,040

Gruma SAB de CV, Class B	380	6,569

Grupo Aeroportuario del Pacifico SAB de CV, Class B *	1,870	35,291

Grupo Aeroportuario del Sureste SAB de CV, Class B	902	24,411

Grupo Bimbo SAB de CV, Series A	6,582	17,675

Grupo Carso SAB de CV, Series A1	1,955	11,339

Grupo Comercial Chedraui SA de CV	2,137	12,248

Grupo Financiero Banorte SAB de CV, Class O	11,843	83,555

Grupo Financiero Inbursa SAB de CV, Class O *	6,378	14,782

Grupo Mexico SAB de CV, Series B	13,403	63,086

Industrias Penoles SAB de CV *	639	9,788

Kimberly-Clark de Mexico SAB de CV, Class A	11,788	17,651

Prologis Property Mexico SA de CV REIT	7,455	23,607

Wal-Mart de Mexico SAB de CV	34,530	91,466

(Cost $825,393)		686,563

Netherlands — 0.0%

Nebius Group N.V., Class A * (a)

(Cost $1,831,428)	28,401	0

Philippines — 0.5%

Ayala Corp.	1,130	10,756

Ayala Land, Inc.	37,100	13,882

Bank of the Philippine Islands	10,384	22,257

BDO Unibank, Inc.	9,878	25,550

Globe Telecom, Inc.	365	14,312

International Container Terminal Services, Inc.	4,140	24,972

Jollibee Foods Corp.	2,600	11,531

Metropolitan Bank & Trust Co.	7,030	8,680

PLDT, Inc.	765	17,544

SM Investments Corp.	2,350	31,000

	Number of Shares	Value $

SM Prime Holdings, Inc.	59,100	22,726

(Cost $226,918)		203,210

Qatar — 0.6%

Al Rayan Bank	23,961	15,268

Commercial Bank PSQC	17,497	21,731

Dukhan Bank	14,451	14,594

Industries Qatar QSC	9,403	34,167

Mesaieed Petrochemical Holding Co.	8,310	3,262

Ooredoo QPSC	5,113	17,469

Qatar International Islamic Bank QSC	4,433	13,015

Qatar Islamic Bank QPSC	7,471	42,741

Qatar National Bank QPSC	18,431	84,030

(Cost $228,178)		246,277

Russia — 0.0%

Alrosa PJSC * (a)	246,725	0

GMK Norilskiy Nickel PAO * (a)	559,300	0

Mobile TeleSystems PJSC, ADR * (a)	25,457	0

Mobile TeleSystems PJSC * (a)	32,151	0

Novolipetsk Steel PJSC * (a)	121,611	0

PIK-Spetsializirovannyy Zastroyshchik PAO * (a)	21,692	0

Polyus PJSC * (a)	2,793	0

Sberbank of Russia PJSC * (a)	989,954	0

United Co. RUSAL International PJSC * (a)	255,320	0

(Cost $7,879,354)		0

Saudi Arabia — 2.1%

Advanced Petrochemical Co. *	800	5,717

Al Rajhi Bank	5,445	144,898

Al Rajhi Co. For Co.-Operative Insurance*	291	12,958

Alinma Bank	5,283	42,683

Almarai Co. JSC	1,926	29,170

Arab National Bank	5,038	29,097

Bank AlBilad	3,816	38,564

Bank Al-Jazira *	3,231	15,284

Banque Saudi Fransi	4,041	18,404

Bupa Arabia for Cooperative Insurance Co.	446	20,265

Co. for Cooperative Insurance	313	12,068

Dar Al Arkan Real Estate Development Co. *	3,983	18,990

Dr Sulaiman Al Habib Medical Services Group Co.	628	46,987

Etihad Etisalat Co.	2,264	37,429

Jarir Marketing Co.	5,012	16,919

Mouwasat Medical Services Co.	487	10,986

Nahdi Medical Co.	358	11,245

Riyad Bank	4,083	32,117

Riyadh Cables Group Co.	346	13,285

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

SABIC Agri-Nutrients Co.	1,010	29,194

Sahara International Petrochemical Co.	2,112	12,040

SAL Saudi Logistics Services	148	9,653

Saudi Awwal Bank	3,135	29,592

Saudi Basic Industries Corp.	2,897	47,893

Saudi Industrial Investment Group	3,293	14,664

Saudi Investment Bank	3,947	15,176

Saudi National Bank	12,360	115,351

Saudi Research & Media Group *	239	13,064

Savola Group *	272	2,578

Yanbu National Petrochemical Co.	1,789	16,672

(Cost $765,512)		862,943

Singapore — 0.6%

BOC Aviation Ltd., 144A	2,092	16,127

Trip.com Group Ltd. *	3,934	220,869

Trip.com Group Ltd., ADR *	42	2,381

(Cost $185,876)		239,377

South Africa — 2.9%

Absa Group Ltd.	5,796	58,648

Anglo American Platinum Ltd.	391	11,849

Aspen Pharmacare Holdings Ltd.	2,777	24,417

Bid Corp. Ltd.	2,407	58,369

Bidvest Group Ltd.	1,493	19,741

Capitec Bank Holdings Ltd.	415	68,696

Clicks Group Ltd.	1,882	34,916

Discovery Ltd.	2,590	28,859

FirstRand Ltd.	19,508	74,272

Gold Fields Ltd.	6,132	107,703

Harmony Gold Mining Co. Ltd.	2,775	26,929

Impala Platinum Holdings Ltd. *	3,113	14,772

Investec Ltd.	1,495	9,680

Mr Price Group Ltd.	1,258	16,579

MTN Group Ltd.	12,211	77,727

MultiChoice Group *	1,917	10,946

Naspers Ltd., Class N	1,452	346,625

Nedbank Group Ltd.	1,375	20,716

OUTsurance Group Ltd.	4,410	16,949

Pepkor Holdings Ltd., 144A	11,609	16,120

Sanlam Ltd.	10,767	50,031

Sibanye Stillwater Ltd. *	9,060	6,868

Standard Bank Group Ltd.	5,178	60,770

Vodacom Group Ltd.	4,532	28,538

Woolworths Holdings Ltd.	7,091	22,236

(Cost $1,237,405)		1,212,956

South Korea — 8.2%

Alteogen, Inc. *	175	46,295

Amorepacific Corp. *	257	20,589

AMOREPACIFIC Group *	481	6,971

	Number of Shares	Value $

BNK Financial Group, Inc.	740	5,645

Celltrion Pharm, Inc. *	295	10,950

Celltrion, Inc.	1,112	139,865

Cheil Worldwide, Inc.	588	7,183

CJ CheilJedang Corp.	3	486

CJ Corp.	48	3,376

CJ Logistics Corp.	17	1,088

CosmoAM&T Co. Ltd. *	197	7,205

Coway Co. Ltd.	269	14,894

DB HiTek Co. Ltd. *	94	2,776

DB Insurance Co. Ltd.	49	3,061

Dongsuh Cos., Inc.	52	835

Doosan Co. Ltd.	40	8,818

Doosan Enerbility Co. Ltd. *	1,205	20,922

Doosan Robotics, Inc. *	130	5,607

Ecopro BM Co. Ltd. *	168	13,666

Ecopro Co. Ltd.	604	25,681

Ecopro Materials Co. Ltd. *	195	11,570

E-MART, Inc.	85	4,422

Enchem Co. Ltd. *	117	8,406

F&F Co. Ltd. / New	131	6,349

Fila Holdings Corp.	331	8,474

Green Cross Corp.	69	5,919

Hana Financial Group, Inc.	1,988	80,857

Hanjin Kal Corp.	195	11,077

Hanmi Pharm. Co. Ltd.	70	11,484

Hanmi Science Co. Ltd.	314	6,042

Hanmi Semiconductor Co. Ltd.	267	17,065

Hanon Systems *	1,192	3,610

Hanwha Life Insurance Co. Ltd.	2,580	4,629

Hanwha Solutions Corp.	780	11,464

HLB, Inc. *	535	32,658

HMM Co. Ltd.	1,323	17,717

Hugel, Inc. *	54	11,701

HYBE Co. Ltd. *	178	31,332

Hyundai Autoever Corp.	102	9,183

Hyundai Engineering & Construction Co. Ltd.	295	6,755

Hyundai Glovis Co. Ltd.	148	13,162

Hyundai Mobis Co. Ltd.	375	62,931

Hyundai Motor Co.	532	70,187

Industrial Bank of Korea	1,502	16,007

JYP Entertainment Corp. *	286	16,481

Kakao Corp. *	2,153	63,505

KakaoBank Corp.	720	12,132

Kakaopay Corp. *	496	11,613

KB Financial Group, Inc.	2,566	137,342

KEPCO Engineering & Construction Co., Inc. *	199	8,652

KEPCO Plant Service & Engineering Co. Ltd. *	155	4,445

Kia Corp.	767	48,865

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

KIWOOM Securities Co. Ltd.	114	8,899

Korea Investment Holdings Co. Ltd.	365	19,861

Korea Zinc Co. Ltd.	36	18,284

Korean Air Lines Co. Ltd.	251	4,049

Krafton, Inc. *	214	50,249

KT Corp.	608	19,534

L&F Co. Ltd. *	52	2,805

LEENO Industrial, Inc.	84	11,972

LG Chem Ltd. *	214	34,304

LG Corp. *	29	1,318

LG Display Co. Ltd. *	832	5,204

LG Electronics, Inc.	389	20,980

LG Energy Solution Ltd. *	236	56,786

LG H&H Co. Ltd. *	33	7,207

LG Innotek Co. Ltd. *	104	11,545

LG Uplus Corp.	1,664	12,034

LigaChem Biosciences, Inc. *	194	14,587

Meritz Financial Group, Inc.	685	56,564

Mirae Asset Securities Co. Ltd.	2,587	15,456

NAVER Corp.	1,117	158,055

NCSoft Corp. *	126	14,651

Netmarble Corp., 144A	151	4,155

NH Investment & Securities Co. Ltd.	1,479	15,054

Orion Corp.	67	4,667

Pearl Abyss Corp. *	378	8,424

Posco DX Co. Ltd.	461	7,279

POSCO Future M Co. Ltd.	161	15,551

Rainbow Robotics *	74	17,325

S-1 Corp.	143	5,963

Sam Chun Dang Pharm Co. Ltd.	124	15,732

Samsung Biologics Co. Ltd., 144A *	125	95,359

Samsung C&T Corp.	330	27,408

Samsung Card Co. Ltd.	241	7,405

Samsung E&A Co. Ltd.	1,095	12,261

Samsung Electro-Mechanics Co. Ltd.	401	37,005

Samsung Electronics Co. Ltd.	19,499	726,431

Samsung Fire & Marine Insurance Co. Ltd.	152	39,743

Samsung Life Insurance Co. Ltd.	457	27,116

Samsung SDI Co. Ltd.	360	55,123

Samsung SDS Co. Ltd.	261	21,998

Samsung Securities Co. Ltd.	545	16,988

Samyang Foods Co. Ltd.	17	9,994

Shinhan Financial Group Co. Ltd.	3,067	96,125

SK Biopharmaceuticals Co. Ltd.*	303	23,612

SK Bioscience Co. Ltd. *	280	8,144

SK Hynix, Inc.	2,213	287,725

	Number of Shares	Value $

SK IE Technology Co. Ltd., 144A *	395	7,560

SK Square Co. Ltd. *	658	40,526

SK Telecom Co. Ltd.	468	17,915

SKC Co. Ltd. *	69	6,132

Soulbrain Co. Ltd. *	24	3,051

Woori Financial Group, Inc.	2,791	31,632

Yuhan Corp.	384	31,998

(Cost $3,356,890)		3,381,694

Taiwan — 19.8%

Accton Technology Corp.	3,605	73,940

Acer, Inc.	17,744	21,171

Advantech Co. Ltd.	3,323	41,117

Airtac International Group	668	19,747

Alchip Technologies Ltd.	469	46,954

ASE Technology Holding Co. Ltd.	25,349	132,104

Asia Vital Components Co. Ltd.	1,993	32,617

ASMedia Technology, Inc.	337	21,106

ASPEED Technology, Inc.	228	24,945

Asustek Computer, Inc.	4,995	103,820

AUO Corp. *	35,814	16,645

Catcher Technology Co. Ltd.	3,425	21,555

Cathay Financial Holding Co. Ltd.	70,356	146,662

Chailease Holding Co. Ltd.	11,714	44,982

Chang Hwa Commercial Bank Ltd.	21,281	11,771

Chicony Electronics Co. Ltd.	5,000	24,762

China Airlines Ltd.	173	125

China Steel Corp.	40,752	30,242

Chroma ATE, Inc.	2,165	22,401

Chunghwa Telecom Co. Ltd.	27,794	108,423

Compal Electronics, Inc.	6,000	7,095

CTBC Financial Holding Co. Ltd.	121,842	151,316

Delta Electronics, Inc.	13,303	162,981

E Ink Holdings, Inc.	5,667	47,581

E.Sun Financial Holding Co. Ltd.	109,232	97,040

Eclat Textile Co. Ltd.	1,767	29,349

Elite Material Co. Ltd.	1,868	35,979

eMemory Technology, Inc.	417	37,427

Eva Airways Corp.	7,009	9,185

Evergreen Marine Corp. Taiwan Ltd.	3,893	25,627

Far Eastern New Century Corp.	11,899	11,677

Far EasTone Telecommunications Co. Ltd.	12,556	34,401

Feng TAY Enterprise Co. Ltd.	3,833	16,120

First Financial Holding Co. Ltd.	71,676	60,399

Formosa Chemicals & Fibre Corp.	8,172	7,397

Formosa Plastics Corp.	20,573	24,327

Fortune Electric Co. Ltd.	1,275	24,480

Foxconn Technology Co. Ltd.	3,780	8,790

See Notes to Financial Statements.

DBX ETF Trust  |  17

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Fubon Financial Holding Co. Ltd.	60,639	170,575

Giant Manufacturing Co. Ltd.	2,630	12,664

Gigabyte Technology Co. Ltd.	2,418	19,049

Global Unichip Corp.	540	22,053

Globalwafers Co. Ltd.	1,657	19,089

Gold Circuit Electronics Ltd.	2,441	16,515

Highwealth Construction Corp.	12,974	17,516

Hon Hai Precision Industry Co. Ltd.	46,499	246,578

Hotai Motor Co. Ltd.	1,509	28,513

Hua Nan Financial Holdings Co. Ltd.	58,270	49,457

Innolux Corp. *	36,890	16,752

International Games System Co. Ltd.	1,559	46,657

Inventec Corp.	24,205	34,302

Jentech Precision Industrial Co. Ltd.	735	30,016

KGI Financial Holding Co. Ltd.	109,152	60,709

King Slide Works Co. Ltd.	561	34,023

King Yuan Electronics Co. Ltd.	5,770	18,904

Largan Precision Co. Ltd.	436	35,877

Lite-On Technology Corp.	12,794	41,721

Lotes Co. Ltd.	642	32,381

MediaTek, Inc.	6,351	293,235

Mega Financial Holding Co. Ltd.	80,652	97,458

Micro-Star International Co. Ltd.	5,101	28,760

Minth Group Ltd. *	1,421	3,700

momo.com, Inc.	577	6,796

Nan Ya Plastics Corp.	20,651	21,241

Nan Ya Printed Circuit Board Corp.	1,724	7,146

Nanya Technology Corp. *	11,264	13,268

Nien Made Enterprise Co. Ltd.	1,366	18,567

Novatek Microelectronics Corp.	2,690	44,680

Pegatron Corp.	11,440	33,122

PharmaEssentia Corp. *	1,910	37,021

Phison Electronics Corp.	765	13,033

Pou Chen Corp.	10,870	12,721

Powerchip Semiconductor Manufacturing Corp. *	16,796	9,393

Powertech Technology, Inc.	3,183	12,417

Quanta Computer, Inc.	16,404	125,233

Realtek Semiconductor Corp.	2,018	33,825

Ruentex Development Co. Ltd.	13,362	17,307

Ruentex Industries Ltd.	5,426	11,460

Shanghai Commercial & Savings Bank Ltd.	27,629	37,049

Shihlin Electric & Engineering Corp.	10	57

Shin Kong Financial Holding Co. Ltd.*	121,592	46,135

Sino-American Silicon Products, Inc.	3,863	14,834

	Number of Shares	Value $

SinoPac Financial Holdings Co. Ltd.	105,651	73,251

Synnex Technology International Corp.	2,862	6,149

Taishin Financial Holding Co. Ltd.	62,700	33,249

Taiwan Business Bank	34,101	16,265

Taiwan Cooperative Financial Holding Co. Ltd.	45,209	33,825

Taiwan Fertilizer Co. Ltd.	850	1,388

Taiwan High Speed Rail Corp.	21,127	17,706

Taiwan Mobile Co. Ltd.	13,389	46,721

Taiwan Semiconductor Manufacturing Co. Ltd.	118,404	3,752,843

Tatung Co. Ltd. *	10,821	14,115

Tripod Technology Corp.	1,980	12,581

Unimicron Technology Corp.	7,587	27,284

Uni-President Enterprises Corp.	18,063	44,865

United Microelectronics Corp.	79,338	105,663

Vanguard International Semiconductor Corp.	7,826	23,851

VisEra Technologies Co. Ltd.	1,090	9,617

Voltronic Power Technology Corp.	457	22,911

Wan Hai Lines Ltd.	5,596	14,326

Winbond Electronics Corp. *	13,923	7,935

Wistron Corp.	18,601	63,491

Wiwynn Corp.	778	46,591

WPG Holdings Ltd.	2,861	6,191

WT Microelectronics Co. Ltd.	4,402	14,757

Yageo Corp.	2,137	36,862

Yang Ming Marine Transport Corp.	6,528	14,503

Yuanta Financial Holding Co. Ltd.	78,697	87,901

Yulon Finance Corp.	3,469	12,634

Yulon Motor Co. Ltd.	3,396	5,170

Zhen Ding Technology Holding Ltd.	5,075	18,173

(Cost $5,074,944)		8,198,887

Thailand — 1.3%

Advanced Info Service PCL, NVDR	7,500	60,575

Airports of Thailand PCL, NVDR	21,200	26,831

Asset World Corp. PCL, NVDR	80,300	6,861

Bangkok Dusit Medical Services PCL, NVDR	83,000	58,778

Bangkok Expressway & Metro PCL, NVDR	51,900	9,720

BTS Group Holdings PCL, NVDR *	63,500	10,778

Bumrungrad Hospital PCL, NVDR	4,200	24,028

Carabao Group PCL, NVDR	2,900	5,749

Central Pattana PCL, NVDR	15,600	22,483

See Notes to Financial Statements.

18  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Central Retail Corp. PCL, NVDR	24,500	24,018

Charoen Pokphand Foods PCL, NVDR	5,000	3,570

Com7 PCL, NVDR	12,900	8,267

CP AXTRA PCL	10,990	9,246

Delta Electronics Thailand PCL, NVDR	31,600	71,435

Home Product Center PCL, NVDR	54,100	13,378

Intouch Holdings PCL, NVDR	6,700	15,538

Kasikornbank PCL, NVDR	1,700	7,537

Krung Thai Bank PCL, NVDR	11,600	7,638

Krungthai Card PCL, NVDR	8,900	12,892

Land & Houses PCL, NVDR	83,500	10,800

Minor International PCL, NVDR	27,083	22,984

Muangthai Capital PCL, NVDR	8,900	12,241

Ngern Tid Lor PCL, NVDR	21,414	10,841

Osotspa PCL, NVDR	8,900	3,881

SCB X PCL, NVDR	4,300	15,351

Siam Cement PCL	200	746

Siam Global House PCL, NVDR	8,731	2,018

Srisawad Corp. PCL, NVDR	7,580	7,653

Thai Life Insurance PCL, NVDR	28,400	9,308

Tisco Financial Group PCL, NVDR	2,400	6,900

TMBThanachart Bank PCL, NVDR	184,577	10,371

True Corp. PCL, NVDR *	87,469	29,436

WHA Corp. PCL, NVDR	31,500	3,171

(Cost $654,609)		545,023

Turkey — 0.7%

Agesa Hayat ve Emeklilik AS	987	3,865

Agrotech Yueksek Teknoloji VE Yatirim AS *	17,027	4,163

Akbank TAS	7,200	13,267

Akfen Yenilenebilir Enerji AS *	7,183	3,365

Anadolu Anonim Turk Sigorta Sirketi*	931	2,733

Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,742	5,213

Aydem Yenilenebilir Enerji AS	3,605	1,988

Bera Holding AS *	4,773	2,199

BIM Birlesik Magazalar AS	2,696	37,352

Borusan Yatirim ve Pazarlama AS	100	4,838

Bosch Fren Sistemleri Sanayi ve Ticaret AS *	262	4,380

Celebi Hava Servisi AS	61	3,335

Coca-Cola Icecek AS	4,868	7,098

DAP Gayrimenkul Gelistirme AS, Class C *	27,353	5,842

Deva Holding AS	2,253	4,179

	Number of Shares	Value $

Dogus Otomotiv Servis Ve Ticaret AS	983	4,656

Eczacibasi Yatirim Holding Ortakligi AS	244	1,232

Ege Endustri Ve Ticaret AS	4	969

Eis Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret AS	4,289	5,158

Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT *	13,656	5,384

Girsim Elektrik Sanayi Taahut Ve Ticaret AS *	2,166	2,811

Haci Omer Sabanci Holding AS	6,614	17,530

Hektas Ticaret TAS *	35,400	3,218

Is Gayrimenkul Yatirim Ortakligi AS REIT *	9,244	4,333

Is Yatirim Menkul Degerler AS	5,715	6,450

Kontrolmatik Enerji Ve Muhendislik AS	1,546	1,270

Mavi Giyim Sanayi Ve Ticaret AS, Class B, 144A	2,377	4,338

MIA Teknoloji AS *	4,375	3,857

MLP Saglik Hizmetleri AS, 144A *	766	7,493

Pegasus Hava Tasimaciligi AS *	964	6,307

Reeder Teknoloji Sanayi VE Ticaret AS *	16,744	5,424

Sasa Polyester Sanayi AS *	61,237	5,919

Smart Gunes Enerjisi Teknolojileri ArGe Uretim Sanayi VE Ticaret AS *	3,360	3,329

TAB Gida Sanayi Ve Ticaret AS	872	3,880

TAV Havalimanlari Holding AS *	1,352	9,232

Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	2,723	4,007

Turk Altin Isletmeleri AS *	10,215	6,265

Turk Hava Yollari AO *	1,634	13,791

Turk Telekomunikasyon AS *	4,503	5,943

Turkcell Iletisim Hizmetleri AS	9,797	27,012

Turkiye Is Bankasi AS, Class C	21,517	8,937

Turkiye Sigorta AS	12,387	5,518

Turkiye Sinai Kalkinma Bankasi AS*	10,679	3,611

Ziraat Gayrimenkul Yatirim Ortakligi AS	16,004	8,006

(Cost $319,360)		289,697

United Arab Emirates — 2.5%

Abu Dhabi Commercial Bank PJSC	12,433	38,727

Abu Dhabi Islamic Bank PJSC	6,305	29,184

Aldar Properties PJSC	16,487	40,087

Alpha Dhabi Holding PJSC	10,241	30,338

Borouge PLC	18,719	13,456

Dubai Islamic Bank PJSC	12,477	26,261

Emaar Development PJSC	4,424	15,539

See Notes to Financial Statements.

DBX ETF Trust  |  19

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Emaar Properties PJSC	26,948	99,421

Emirates NBD Bank PJSC	9,874	59,416

Emirates Telecommunications Group Co. PJSC	24,495	111,247

First Abu Dhabi Bank PJSC	19,412	75,265

International Holding Co. PJSC *	4,082	447,912

Modon Holding PSC *	22,762	18,841

Pure Health Holding PJSC *	19,755	16,997

(Cost $612,510)		1,022,691

United States — 0.3%

BeiGene Ltd. *	3,306	70,869

BeiGene Ltd., ADR *	107	29,083

BeiGene Ltd., Class A *	197	6,440

Parade Technologies Ltd.	529	10,995

(Cost $99,063)		117,387

TOTAL COMMON STOCKS

(Cost $45,747,036)		40,677,986

PREFERRED STOCKS — 1.1%

Brazil — 0.5%

Banco Bradesco SA	22,330	42,769

Centrais Eletricas Brasileiras SA, Class B	2,065	14,768

Companhia Paranaense de Energia, Class B	8,781	14,769

Itau Unibanco Holding SA	21,271	115,770

Itausa SA	26,005	38,951

Klabin SA	2	1

(Cost $225,772)		227,028

Chile — 0.1%

Sociedad Quimica y Minera de Chile SA, Class B

(Cost $30,042)	716	27,521

Colombia — 0.1%

Bancolombia SA

(Cost $21,676)	3,145	32,673

Russia — 0.0%

Sberbank of Russia PJSC * (a)

(Cost $275,893)	71,636	0

South Korea — 0.4%

Doosan Co. Ltd.	76	7,445

Hyundai Motor Co.	62	6,336

Hyundai Motor Co. - 2nd Preferred	142	15,045

LG Chem Ltd. *	48	3,724

Samsung Electronics Co. Ltd.	4,582	140,006

Yuhan Corp.	74	5,514

(Cost $211,403)		178,070

TOTAL PREFERRED STOCKS
(Cost $764,786)		465,292

	Number of Shares	Value $

RIGHTS — 0.0%

Brazil — 0.0%

Itausa SA* , expires 4/18/25
(Cost $0)	358	128

WARRANTS — 0.0%

Thailand — 0.0%

BTS Group Holdings PCL* , expires 11/20/26	800	1

Energy Absolute NVDR* (a), expires 12/31/28	5,767	106

(Cost $0)		107

TOTAL WARRANTS
(Cost $0)		107

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (c)(d) (Cost $247)	247	247

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 4.30% (c) (Cost $150,737)	150,737	150,737

TOTAL INVESTMENTS — 99.7%

(Cost $46,662,806)		41,294,497

Other assets and liabilities, net — 0.3%		135,956

NET ASSETS — 100.0%		41,430,453

See Notes to Financial Statements.

20  |  DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (c)(d)

89,242	—	(88,995	) (e)	—	—	831	—	247	247

CASH EQUIVALENTS — 0.4%

DWS Government Money Market Series “Institutional Shares”, 4.30% (c)

2,308,436	10,973,164	(13,130,863)		—	—	35,910	—	150,737	150,737

2,397,678	10,973,164	(13,219,858)		—	—	36,741	—	150,984	150,984

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $241, which is 0.0% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)

MSCI Emerging Markets Index	USD	5	275,920	274,125	3/21/2025	(1,795)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD   U.S. Dollar

See Notes to Financial Statements.

DBX ETF Trust  |  21

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1		Level 2	Level 3	Total

Common Stocks (a)	$40,647,074		$—	$30,912	$40,677,986

Preferred Stocks (a)	465,292		—	—	465,292

Rights	—		128	—	128

Warrants	1		—	106	107

Short-Term Investments (a)	150,984		—	—	150,984

TOTAL	$41,263,351		$128	$31,018	$41,294,497

Liabilities	Level 1		Level 2	Level 3	Total

Derivatives (b)

Futures Contracts		$(1,795)	$—	$—	$(1,795)

TOTAL		$(1,795)	$—	$—	$(1,795)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 28, 2025, the amount of transfers from Level 3 to Level 1 was $91,314. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $57,931. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

See Notes to Financial Statements.

22  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.4%

Australia — 5.6%

ANZ Group Holdings Ltd.	18,654	345,564

APA Group (a)	8,246	37,843

Aristocrat Leisure Ltd.	3,492	156,565

ASX Ltd.	1,218	50,732

BlueScope Steel Ltd.	2,734	41,245

Brambles Ltd.	8,463	109,991

CAR Group Ltd.	2,409	55,577

Cochlear Ltd.	419	67,447

Coles Group Ltd.	8,706	108,168

Computershare Ltd.	3,317	84,714

CSL Ltd.	3,055	495,019

Fortescue Ltd.	10,775	110,624

Goodman Group REIT	12,710	247,465

GPT Group REIT	11,589	33,223

Macquarie Group Ltd.	2,250	317,036

Northern Star Resources Ltd.	7,391	78,869

QBE Insurance Group Ltd.	9,549	127,846

REA Group Ltd.	345	51,095

Suncorp Group Ltd.	6,910	86,413

Transurban Group (a)	19,000	155,369

WiseTech Global Ltd.	1,158	64,449

Woodside Energy Group Ltd.	12,095	186,302

(Cost $2,852,581)		3,011,556

Austria — 0.1%

OMV AG	946	41,735

Verbund AG	447	33,843

(Cost $86,634)		75,578

Belgium — 0.4%

Ageas SA/NV	894	48,952

KBC Group NV	1,448	125,865

Lotus Bakeries NV	3	27,113

(Cost $174,766)		201,930

Chile — 0.1%

Antofagasta PLC

(Cost $48,667)	2,436	53,171

Denmark — 5.1%

A.P. Moller — Maersk A/S, Class A	21	36,430

A.P. Moller — Maersk A/S, Class B	26	45,594

Coloplast A/S, Class B	810	86,299

DSV A/S	1,294	260,482

Genmab A/S *	403	90,397

Novo Nordisk A/S, Class B	20,207	1,816,147

Novonesis (Novozymes) B, Class B	2,225	134,786

Orsted AS, 144A *	1,041	45,758

Pandora A/S	509	89,969

ROCKWOOL A/S, Class B	61	24,074

	Number of Shares	Value $

Tryg A/S	2,035	44,554

Vestas Wind Systems A/S *	6,337	89,608

(Cost $2,167,783)		2,764,098

Finland — 1.3%

Elisa OYJ	902	41,594

Kesko OYJ, Class B	1,778	33,765

Kone OYJ, Class B	2,110	118,937

Metso Corp.	3,889	43,115

Neste OYJ	2,703	24,170

Nokia OYJ	31,717	152,872

Orion OYJ, Class B	691	38,936

Sampo OYJ, Class A	15,127	133,030

Stora Enso OYJ, Class R	3,627	39,098

UPM-Kymmene OYJ	3,388	99,152

(Cost $807,099)		724,669

France — 11.5%

Aeroports de Paris SA	226	23,187

AXA SA	11,184	435,478

BNP Paribas SA	6,405	485,335

Bouygues SA	1,188	40,822

Carrefour SA	3,408	45,385

Cie Generale des Etablissements Michelin SCA	4,278	151,982

Covivio SA REIT	350	19,146

Credit Agricole SA	6,851	114,072

Danone SA	4,078	292,044

Dassault Systemes SE	4,193	165,620

Eiffage SA	412	41,383

Eurazeo SE	271	21,434

Gecina SA REIT	289	27,216

Getlink SE	1,930	32,055

Hermes International SCA	200	569,296

Kering SA	459	129,412

L’Oreal SA	1,500	550,680

LVMH Moet Hennessy Louis Vuitton SE	1,724	1,245,928

Publicis Groupe SA	1,436	142,624

Rexel SA	1,341	36,344

Schneider Electric SE	3,442	837,467

TotalEnergies SE	13,579	815,979

(Cost $5,613,218)		6,222,889

Germany — 4.9%

adidas AG	1,072	274,484

Beiersdorf AG	631	86,788

Commerzbank AG	6,044	129,550

Covestro AG *	1,189	73,328

CTS Eventim AG & Co. KGaA	394	43,271

Deutsche Boerse AG	1,176	307,228

Deutsche Lufthansa AG	3,843	27,601

Evonik Industries AG	1,586	31,603

GEA Group AG	955	55,321

See Notes to Financial Statements.

DBX ETF Trust  |  23

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Heidelberg Materials AG	851	128,508

Henkel AG & Co. KGaA	662	50,706

Infineon Technologies AG	8,246	304,528

Knorr-Bremse AG	453	39,338

LEG Immobilien SE	485	40,463

Merck KGaA	808	114,326

MTU Aero Engines AG	333	115,671

Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	843	479,215

Puma SE	681	20,418

Scout24 SE, 144A	460	45,137

Symrise AG	825	83,329

Vonovia SE	4,625	144,060

Zalando SE, 144A *	1,434	51,825

(Cost $2,129,352)		2,646,698

Hong Kong — 2.3%

AIA Group Ltd.	67,551	515,981

CK Infrastructure Holdings Ltd.	4,060	27,853

Hang Seng Bank Ltd.	4,837	67,798

Hong Kong & China Gas Co. Ltd.	71,739	57,196

Hong Kong Exchanges & Clearing Ltd.	7,541	339,401

MTR Corp. Ltd.	10,104	33,002

Prudential PLC	16,536	151,454

Sino Land Co. Ltd.	26,309	26,355

Swire Pacific Ltd., Class A	2,280	18,926

(Cost $1,423,708)		1,237,966

Ireland — 0.8%

AerCap Holdings NV	1,216	125,370

DCC PLC	644	43,464

James Hardie Industries PLC CDI *	2,709	85,257

Kerry Group PLC, Class A	929	97,872

Kingspan Group PLC	983	80,814

(Cost $409,200)		432,777

Israel — 0.1%

Nice Ltd. *

(Cost $72,094)	395	57,397

Italy — 2.5%

Enel SpA	50,514	370,842

FinecoBank Banca Fineco SpA	3,886	72,584

Generali	5,984	197,529

Infrastrutture Wireless Italiane SpA, 144A	1,814	18,262

Intesa Sanpaolo SpA	94,900	467,128

Mediobanca Banca di Credito Finanziario SpA	3,130	55,827

Moncler SpA	1,494	102,735

Nexi SpA, 144A *	2,610	13,735

Poste Italiane SpA, 144A	2,888	46,630

	Number of Shares	Value $

Telecom Italia SpA *	63,787	17,958

(Cost $1,116,884)		1,363,230

Japan — 24.4%

Aeon Co. Ltd.	4,100	100,232

Ajinomoto Co., Inc.	2,800	111,576

ANA Holdings, Inc.	900	17,021

Asahi Kasei Corp.	7,800	52,873

Asics Corp.	4,000	88,497

Astellas Pharma, Inc.	11,300	109,029

Bandai Namco Holdings, Inc.	3,800	126,082

Bridgestone Corp.	3,600	139,466

Chugai Pharmaceutical Co. Ltd.	4,200	208,669

Concordia Financial Group Ltd.	6,200	35,918

Dai Nippon Printing Co. Ltd.	2,530	36,549

Daifuku Co. Ltd.	2,148	55,505

Daiichi Sankyo Co. Ltd.	11,000	251,614

Daikin Industries Ltd.	1,671	174,091

Daiwa House Industry Co. Ltd.	3,500	114,642

Daiwa Securities Group, Inc.	8,800	61,112

Denso Corp.	11,800	151,518

Eisai Co. Ltd.	1,608	45,979

ENEOS Holdings, Inc.	16,700	88,534

FANUC Corp.	6,025	172,280

Fast Retailing Co. Ltd.	1,200	362,082

Fuji Electric Co. Ltd.	850	37,228

FUJIFILM Holdings Corp.	7,050	141,660

Fujitsu Ltd.	11,010	210,344

Hankyu Hanshin Holdings, Inc.	1,300	33,886

Hitachi Ltd.	29,200	726,633

Hoya Corp.	2,199	255,294

Isuzu Motors Ltd.	3,600	47,122

ITOCHU Corp.	7,500	331,912

JFE Holdings, Inc.	3,700	45,988

Kao Corp.	2,984	128,235

KDDI Corp.	9,602	311,836

Kikkoman Corp.	4,300	41,475

Komatsu Ltd.	5,600	165,962

Konami Group Corp.	600	72,842

Kubota Corp.	6,100	74,907

LY Corp.	17,300	58,124

Marubeni Corp.	8,700	135,527

MatsukiyoCocokara & Co.	2,200	33,330

MEIJI Holdings Co. Ltd.	1,600	32,702

Mitsubishi Chemical Group Corp.	8,400	42,431

Mitsubishi Estate Co. Ltd.	6,700	97,747

Mitsui Fudosan Co. Ltd.	16,800	144,928

Mizuho Financial Group, Inc.	15,100	418,545

MS&AD Insurance Group Holdings, Inc.	8,100	168,240

NEC Corp.	1,500	143,983

See Notes to Financial Statements.

24  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Nippon Paint Holdings Co. Ltd.	6,150	45,443

Nitori Holdings Co. Ltd.	492	50,654

Nitto Denko Corp.	4,450	86,463

Nomura Holdings, Inc.	18,800	120,763

Nomura Research Institute Ltd.	2,300	75,962

Obayashi Corp.	3,900	52,355

Omron Corp.	1,013	30,297

Oriental Land Co. Ltd.	6,825	139,765

ORIX Corp.	7,200	147,540

Osaka Gas Co. Ltd.	2,400	55,009

Pan Pacific International Holdings Corp.	2,500	65,994

Panasonic Holdings Corp.	14,700	181,781

Rakuten Group, Inc. *	9,700	59,264

Recruit Holdings Co. Ltd.	8,850	516,805

Renesas Electronics Corp.	10,600	173,355

Ricoh Co. Ltd.	3,500	37,730

Secom Co. Ltd.	2,700	92,219

Seiko Epson Corp.	1,700	28,564

Sekisui Chemical Co. Ltd.	2,500	42,379

Sekisui House Ltd.	3,800	85,484

Seven & i Holdings Co. Ltd.	14,100	200,607

SG Holdings Co. Ltd.	2,300	23,390

Shimadzu Corp.	1,440	37,841

Shin-Etsu Chemical Co. Ltd.	11,175	333,111

Shiseido Co. Ltd.	2,600	46,860

SoftBank Corp.	180,400	255,825

SoftBank Group Corp.	6,000	329,394

Sompo Holdings, Inc.	5,520	162,089

Sony Group Corp.	38,565	956,863

Subaru Corp.	3,800	69,434

Sumitomo Electric Industries Ltd.	4,500	78,193

Sumitomo Metal Mining Co. Ltd.	1,453	31,606

Sumitomo Mitsui Financial Group, Inc.	23,459	590,308

Sumitomo Mitsui Trust Holdings, Inc.	4,100	104,068

Sysmex Corp.	3,000	53,890

T&D Holdings, Inc.	3,200	66,572

TDK Corp.	12,425	130,768

TIS, Inc.	1,300	35,973

Tokio Marine Holdings, Inc.	11,200	393,685

Tokyo Electron Ltd.	2,815	413,298

Tokyo Gas Co. Ltd.	2,100	65,970

Tokyu Corp.	3,200	36,811

Toray Industries, Inc.	8,800	58,163

Unicharm Corp.	7,200	53,966

West Japan Railway Co.	2,800	55,333

Yamaha Motor Co. Ltd.	5,700	46,524

Yokogawa Electric Corp.	1,279	24,202

Zensho Holdings Co. Ltd.	600	30,200

	Number of Shares	Value $

ZOZO, Inc.	900	27,980

(Cost $11,051,322)		13,204,900

Luxembourg — 0.1%

Eurofins Scientific SE

(Cost $48,467)	816	40,998

Netherlands — 6.3%

Akzo Nobel NV	1,059	65,553

ASML Holding NV	2,474	1,746,011

ASR Nederland NV	971	51,320

ING Groep NV	19,744	352,031

JDE Peet’s NV	1,071	20,049

Koninklijke Ahold Delhaize NV	5,737	202,681

Koninklijke KPN NV	24,599	94,145

NN Group NV	1,650	83,707

Prosus NV *	8,549	373,332

QIAGEN NV *	1,339	51,288

Universal Music Group NV	5,225	145,903

Wolters Kluwer NV	1,495	229,489

(Cost $2,617,338)		3,415,509

New Zealand — 0.3%

Contact Energy Ltd.	4,930	25,553

Meridian Energy Ltd.	7,835	25,903

Xero Ltd. *	914	97,038

(Cost $128,087)		148,494

Norway — 1.1%

Aker BP ASA	2,002	41,398

DNB Bank ASA	5,681	130,865

Equinor ASA	5,349	122,456

Gjensidige Forsikring ASA	1,249	25,639

Mowi ASA	2,867	53,395

Norsk Hydro ASA	8,601	50,657

Orkla ASA	4,125	39,880

Salmar ASA	463	22,937

Telenor ASA	4,060	52,648

Yara International ASA	954	27,126

(Cost $601,235)		567,001

Portugal — 0.1%

Galp Energia SGPS SA	2,559	42,302

Jeronimo Martins SGPS SA	1,729	37,330

(Cost $64,166)		79,632

Singapore — 1.0%

CapitaLand Ascendas REIT	24,300	46,301

CapitaLand Integrated Commercial Trust REIT	38,765	56,618

CapitaLand Investment Ltd.	13,300	25,243

Grab Holdings Ltd., Class A *	14,468	70,170

Keppel Ltd.	9,600	48,826

Sembcorp Industries Ltd.	5,600	25,285

Singapore Exchange Ltd.	5,500	54,845

See Notes to Financial Statements.

DBX ETF Trust  |  25

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

United Overseas Bank Ltd.	7,900	223,740

(Cost $464,000)		551,028

Spain — 2.1%

ACS Actividades de Construccion y Servicios SA	1,145	61,803

Amadeus IT Group SA	2,875	217,433

Banco de Sabadell SA	33,822	93,495

Cellnex Telecom SA, 144A *	3,344	119,774

Iberdrola SA	36,675	532,081

Redeia Corp. SA	2,555	45,916

Repsol SA	7,103	90,936

(Cost $975,910)		1,161,438

Sweden — 4.8%

Alfa Laval AB	1,840	79,616

Assa Abloy AB, Class B	6,139	188,314

Atlas Copco AB, Class A	16,898	287,665

Atlas Copco AB, Class B	9,773	145,615

Boliden AB	1,737	60,839

Epiroc AB, Class A	4,196	81,926

Epiroc AB, Class B	2,482	42,449

EQT AB	2,321	72,062

Essity AB, Class B	3,906	107,882

Evolution AB, 144A	974	74,671

H & M Hennes & Mauritz AB, Class B	3,623	48,649

Holmen AB, Class B	486	19,168

Nibe Industrier AB, Class B	9,710	36,397

Sandvik AB	6,690	145,016

SKF AB, Class B	2,178	47,029

Spotify Technology SA *	968	588,554

Svenska Cellulosa AB SCA, Class B	3,896	53,495

Svenska Handelsbanken AB, Class A	9,019	113,293

Tele2 AB, Class B	3,448	40,984

Telia Co. AB	14,963	48,784

Volvo AB, Class B	9,975	309,422

(Cost $2,387,077)		2,591,830

Switzerland — 10.0%

ABB Ltd.	9,849	527,354

Alcon, Inc.	3,150	291,172

Baloise Holding AG	257	49,477

Banque Cantonale Vaudoise	192	20,429

Chocoladefabriken Lindt & Spruengli AG Participation Certificates	12	151,488

Coca-Cola HBC AG *	1,300	55,000

DSM-Firmenich AG	1,170	125,331

Geberit AG	213	124,743

Givaudan SA	57	256,366

Julius Baer Group Ltd.	1,290	86,643

Kuehne + Nagel International AG	306	70,408

	Number of Shares	Value $

Logitech International SA	941	92,197

Lonza Group AG	456	287,372

Novartis AG	12,416	1,343,914

SGS SA	972	99,759

SIG Group AG *	1,965	38,984

Sika AG	965	244,606

Sonova Holding AG	314	100,577

STMicroelectronics NV	4,287	105,800

Swiss Life Holding AG	184	160,048

Swiss Prime Site AG	489	56,420

Swiss Re AG	1,905	304,673

Swisscom AG	166	94,476

Temenos AG	375	30,694

VAT Group AG, 144A	172	64,129

Zurich Insurance Group AG	923	607,252

(Cost $4,521,937)		5,389,312

United Kingdom — 14.5%

3i Group PLC	6,133	305,574

Admiral Group PLC	1,621	58,681

Anglo American PLC	7,994	235,134

Ashtead Group PLC	2,704	163,598

Associated British Foods PLC	2,083	49,702

AstraZeneca PLC	9,729	1,466,113

Auto Trader Group PLC, 144A	5,739	56,047

Aviva PLC	16,924	116,011

Barratt Redrow PLC	8,675	46,609

BT Group PLC	39,766	80,014

Bunzl PLC	2,031	86,131

Coca-Cola Europacific Partners PLC	1,311	113,087

Croda International PLC	841	34,988

HSBC Holdings PLC	112,282	1,319,924

Informa PLC	8,189	88,573

Intertek Group PLC	1,028	66,468

J Sainsbury PLC	10,608	34,542

Kingfisher PLC	12,000	37,276

Land Securities Group PLC REIT	4,234	30,095

Legal & General Group PLC	37,209	114,646

Lloyds Banking Group PLC	380,550	349,698

M&G PLC	15,242	40,610

Mondi PLC	2,820	43,586

National Grid PLC	30,529	374,796

Phoenix Group Holdings PLC	4,378	28,555

Reckitt Benckiser Group PLC	4,339	286,285

RELX PLC	11,708	562,855

Rentokil Initial PLC	16,128	80,824

Sage Group PLC	6,357	101,256

Schroders PLC	4,792	22,265

Segro PLC REIT	8,062	71,485

Smiths Group PLC	2,121	53,787

Spirax Group PLC	468	42,870

See Notes to Financial Statements.

26  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Tesco PLC	42,321	202,603

Unilever PLC	15,543	878,150

Vodafone Group PLC	126,077	111,411

Whitbread PLC	1,116	37,575

WPP PLC	6,872	55,725

(Cost $6,565,347)		7,847,549

TOTAL COMMON STOCKS

(Cost $46,326,872)		53,789,650

PREFERRED STOCKS — 0.2%

Germany — 0.2%

Henkel AG & Co. KGaA	1,080	93,428

Sartorius AG	161	40,336

(Cost $134,175)		133,764

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 0.1%

iShares ESG Aware MSCI EAFE ETF (Cost $30,475)	400	32,584

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.30% (b)
(Cost $52,686)	52,686	52,686

TOTAL INVESTMENTS — 99.8%

(Cost $46,544,208)		54,008,684

Other assets and liabilities, net — 0.2%		96,875

NET ASSETS — 100.0%		54,105,559

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 4.27% (b)(c)

83,698	—	(83,698	) (d)	—	—	63	—	—	—

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.30% (b)

41,263	767,480	(756,057)		—	—	1,204	—	52,686	52,686

124,961	767,480	(839,755)		—	—	1,267	—	52,686	52,686

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

CDI:	Chess Depositary Interests
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.

DBX ETF Trust  |  27

Schedule of Investments

Xtrackers MSCI EAFE Selection Equity ETF (Continued)

February 28, 2025 (Unaudited)

At February 28, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)

EURO STOXX 50 Index	EUR	2	109,523	113,485	3/21/2025	3,962

Micro EURO STOXX 50 Index	EUR	1	5,174	5,674	3/21/2025	500

MINI TOPIX Index	JPY	1	18,294	17,758	3/13/2025	(536)

Total net unrealized appreciation						3,926

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$53,789,650	$—	$—	$53,789,650

Preferred Stocks	133,764	—	—	133,764

Exchange-Traded Funds	32,584	—	—	32,584

Short-Term Investments (a)	52,686	—	—	52,686

Derivatives (b)
Futures Contracts	4,462	—	—	4,462

TOTAL	$54,013,146	$—	$—	$54,013,146

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)
Futures Contracts	$(536)	$—	$—	$(536)

TOTAL	$(536)	$—	$—	$(536)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

28 |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Climate Selection ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 96.6%

Brazil — 2.2%

Ambev SA	1,333,275	2,776,284

NU Holdings Ltd., Class A *	142,935	1,536,551

(Cost $4,908,393)		4,312,835

China — 31.7%

Alibaba Group Holding Ltd.	683,510	11,206,523

Bank of China Ltd., Class H	6,069,691	3,442,080

BYD Co. Ltd., Class H	77,828	3,719,010

China Construction Bank Corp., Class H	4,964,576	4,207,106

China Merchants Bank Co. Ltd., Class H	496,854	2,907,073

Industrial & Commercial Bank of China Ltd., Class H	4,265,643	3,016,915

JD.com, Inc., Class A	177,355	3,662,729

Meituan, Class B, 144A *	233,431	4,862,833

Ping An Insurance Group Co. of

China Ltd., Class H	621,169	3,670,381

Tencent Holdings Ltd.	265,696	16,352,100

Xiaomi Corp., Class B, 144A *	797,321	5,316,157

(Cost $50,815,464)		62,362,907

Hong Kong — 1.3%

China Overseas Land & Investment Ltd.

(Cost $2,412,537)	1,429,587	2,647,213

India — 16.1%

Axis Bank Ltd.	162,245	1,882,981

Bharti Airtel Ltd.	175,429	3,147,964

HDFC Bank Ltd.	242,080	4,792,702

Hindustan Unilever Ltd.	82,978	2,076,969

ICICI Bank Ltd.	272,804	3,753,934

Infosys Ltd.	167,765	3,235,713

Infosys Ltd., ADR (a)	6,651	133,685

Kotak Mahindra Bank Ltd.	112,139	2,438,694

Mahindra & Mahindra Ltd.	73,171	2,161,671

Power Grid Corp. of India Ltd.	635,143	1,820,786

Reliance Industries Ltd.	321,902	4,414,835

Tata Consultancy Services Ltd.	45,331	1,804,485

(Cost $34,132,266)		31,664,419

Ireland — 1.7%

PDD Holdings, Inc., ADR *

(Cost $3,487,033)	29,895	3,398,762

Kazakhstan — 0.0%

Solidcore Resources PLC * (b)

(Cost $30,722)	1,583	0

Mexico — 1.2%

Grupo Financiero Banorte SAB de CV, Class O

(Cost $2,209,039)	321,330	2,267,052

	Number of Shares	Value $

Russia — 0.0%

Gazprom PJSC * (b)	68,905	0

LUKOIL PJSC * (b)	2,409	0

Mobile TeleSystems PJSC, ADR * (b)	2,662	0

Moscow Exchange MICEX-RTS PJSC * (b)	8,602	0

Novatek PJSC * (b)	5,300	0

Novolipetsk Steel PJSC * (b)	8,462	0

PhosAgro PJSC * (b)	168	0

PhosAgro PJSC, GDR * (b)	300	0

PhosAgro PJSC, GDR * (b)	4	0

Polyus PJSC * (b)	193	0

(Cost $634,818)		0

Singapore — 1.2%

Trip.com Group Ltd. *

(Cost $2,796,305)	43,354	2,434,046

South Africa — 3.3%

FirstRand Ltd.	544,924	2,074,657

Naspers Ltd., Class N	9,868	2,355,712

Standard Bank Group Ltd.	175,944	2,064,909

(Cost $6,908,174)		6,495,278

South Korea — 5.8%

Hanwha Solutions Corp.	1	15

Samsung Electronics Co. Ltd.	215,563	8,030,750

SK Hynix, Inc.	25,730	3,345,304

(Cost $10,867,998)		11,376,069

Taiwan — 31.0%

Cathay Financial Holding Co. Ltd.	1,484,574	3,094,700

E.Sun Financial Holding Co. Ltd.	3,384,981	3,007,153

First Financial Holding Co. Ltd.	3,857,745	3,250,793

Fubon Financial Holding Co. Ltd.	1,100,020	3,094,304

Hon Hai Precision Industry Co. Ltd.	569,691	3,020,990

MediaTek, Inc.	70,884	3,272,815

Mega Financial Holding Co. Ltd.	2,336,501	2,823,383

SinoPac Financial Holdings Co. Ltd.	3,660,350	2,537,843

Taishin Financial Holding Co. Ltd.	5,047,040	2,676,373

Taiwan Cooperative Financial

Holding Co. Ltd.	4,290,427	3,210,057

Taiwan Semiconductor

Manufacturing Co. Ltd.	873,955	27,700,212

Yuanta Financial Holding Co. Ltd.	2,880,966	3,217,902

(Cost $57,653,426)		60,906,525

Thailand — 0.0%

Minor International PCL, NVDR

(Cost $397)	454	385

See Notes to Financial Statements.

DBX ETF Trust  |  29

Schedule of Investments

Xtrackers MSCI Emerging Markets Climate Selection ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

United States — 1.1%

Southern Copper Corp.

(Cost $2,383,812)	23,539	2,093,323

TOTAL COMMON STOCKS

(Cost $179,240,384)		189,958,814

PREFERRED STOCKS — 2.4%

Brazil — 2.4%

Itau Unibanco Holding SA	475,402	2,587,431

Itausa SA	1,397,990	2,093,948

Klabin SA	1	1

(Cost $5,190,795)		4,681,380

RIGHTS — 0.0%

Brazil — 0.0%

Itausa SA* , expires 4/18/25

(Cost $0)	19,245	6,854

WARRANTS — 0.0%

Thailand — 0.0%

BTS Group Holdings PCL* , expires 11/20/26

(Cost $0)	6,100	11

	Number of Shares	Value $

SECURITIES LENDING

COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (c)(d)

(Cost $125,685)	125,685	125,685

CASH EQUIVALENTS — 0.6%

DWS Government Money Market Series “Institutional Shares”, 4.30% (c)

(Cost $1,127,113)	1,127,113	1,127,113

TOTAL INVESTMENTS — 99.7%

(Cost $185,683,977)		195,899,857

Other assets and liabilities, net — 0.3%		669,332

NET ASSETS — 100.0%		196,569,189

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

				Net Change
				in Unrealized
			Net Realized	Appreciation		Capital Gain	Number of
Value ($) at	Purchases Cost	Sales Proceeds	Gain/(Loss)	(Depreciation)		Distributions	Shares at	Value ($) at
8/31/2024	($)	($)	($)	($)	Income ($)	($)	2/28/2025	2/28/2025

SECURITIES LENDING COLLATERAL — 0.1%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (c)(d)

34,336	91,349 (e)	—	—	—	19	—	125,685	125,685

CASH EQUIVALENTS — 0.6%

DWS Government Money Market Series “Institutional Shares”, 4.30% (c)

203,173	141,436,526	(140,512,586)	—	—	54,351	—	1,127,113	1,127,113

237,509	141,527,875	(140,512,586)	—	—	54,370	—	1,252,798	1,252,798

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $122,693, which is 0.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

30  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets Climate Selection ETF (Continued)

February 28, 2025 (Unaudited)

Securities are listed in country of domicile.

At February 28, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Appreciation ($)

MSCI Emerging Markets Index	USD	30	1,625,820	1,644,750	3/21/2025	18,930

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$189,958,814	$—	$0	$189,958,814

Preferred Stocks	4,681,380	—	—	4,681,380

Rights	—	6,854	—	6,854

Warrants	11	—	—	11

Short-Term Investments (a)	1,252,798	—	—	1,252,798

Derivatives (b)
Futures Contracts	18,930	—	—	18,930

TOTAL	$195,911,933	$6,854	$0	$195,918,787

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  31

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.7%

Communication Services — 12.4%

Alphabet, Inc., Class A	418,605	71,280,059

Alphabet, Inc., Class C	358,262	61,699,882

AT&T, Inc.	560,171	15,354,287

Comcast Corp., Class A	301,540	10,819,255

Liberty Media Corp.-Liberty Formula One, Class C *	15,915	1,534,683

Meta Platforms, Inc., Class A	171,439	114,555,540

Netflix, Inc. *	33,608	32,954,661

Pinterest, Inc., Class A *	47,106	1,741,980

Snap, Inc., Class A *	85,187	873,167

T-Mobile US, Inc.	41,028	11,064,841

Verizon Communications, Inc.	329,080	14,183,348

Walt Disney Co.	142,165	16,178,377

(Cost $258,887,487)		352,240,080

Consumer Discretionary — 12.3%

Airbnb, Inc., Class A *	34,529	4,795,042

Amazon.com, Inc. *	656,651	139,393,874

Booking Holdings, Inc.	2,599	13,036,610

Chipotle Mexican Grill, Inc. *	107,054	5,777,704

Deckers Outdoor Corp. *	12,394	1,727,228

eBay, Inc.	38,146	2,469,572

Flutter Entertainment PLC *	14,000	3,928,260

Ford Motor Co.	311,618	2,975,952

General Motors Co.	87,646	4,306,048

Hilton Worldwide Holdings, Inc.	19,065	5,051,462

Home Depot, Inc.	77,801	30,855,876

Hyatt Hotels Corp., Class A	3,859	543,926

Las Vegas Sands Corp.	30,978	1,385,026

Lululemon Athletica, Inc. *	8,687	3,176,054

Marriott International, Inc.,

Class A	18,608	5,218,614

McDonald’s Corp.	55,948	17,250,447

MercadoLibre, Inc. *	3,548	7,528,395

MGM Resorts International *	18,503	643,164

NIKE, Inc., Class B	92,901	7,379,126

Royal Caribbean Cruises Ltd.	19,928	4,904,281

Starbucks Corp.	88,764	10,279,759

Tesla, Inc. *	226,967	66,496,792

Tractor Supply Co.	41,471	2,295,420

Ulta Beauty, Inc. *	3,560	1,304,242

Williams-Sonoma, Inc.	9,620	1,871,860

Wynn Resorts Ltd.	8,063	720,187

Yum! Brands, Inc.	22,581	3,530,991

(Cost $292,335,151)		348,845,912

Consumer Staples — 6.4%

Church & Dwight Co., Inc.	20,138	2,239,346

Clorox Co.	10,018	1,566,715

Coca-Cola Co.	319,640	22,761,564

	Number of Shares	Value $

Colgate-Palmolive Co.	60,002	5,470,382

Constellation Brands, Inc., Class A	13,011	2,283,431

Costco Wholesale Corp.	34,952	36,651,017

Estee Lauder Cos., Inc., Class A	18,520	1,331,773

General Mills, Inc.	44,700	2,709,714

Hershey Co.	10,834	1,871,140

Kellanova	22,276	1,846,680

Keurig Dr Pepper, Inc.	92,671	3,106,332

Kimberly-Clark Corp.	26,210	3,722,082

McCormick & Co., Inc.	20,620	1,703,418

Molson Coors Beverage Co., Class B	14,586	893,976

Mondelez International, Inc., Class A	103,236	6,630,848

PepsiCo, Inc.	107,326	16,471,321

Procter & Gamble Co.	184,951	32,151,882

Target Corp.	36,003	4,473,013

The Campbell’s Company	15,554	623,093

Walmart, Inc.	346,781	34,196,075

(Cost $167,566,368)		182,703,802

Energy — 3.6%

Baker Hughes Co.	78,093	3,482,167

Chevron Corp.	133,348	21,151,660

ConocoPhillips	90,693	8,992,211

Diamondback Energy, Inc.	15,375	2,444,010

EOG Resources, Inc.	44,164	5,606,178

Exxon Mobil Corp.	345,053	38,414,751

Halliburton Co.	67,543	1,781,109

Hess Corp.	22,495	3,350,405

Kinder Morgan, Inc.	155,762	4,221,150

Occidental Petroleum Corp.	52,436	2,560,974

ONEOK, Inc.	48,651	4,884,074

Schlumberger NV	110,203	4,591,057

(Cost $99,555,153)		101,479,746

Financials — 14.8%

American Express Co.	44,521	13,399,040

American International Group, Inc.	49,416	4,098,563

Aon PLC, Class A	15,243	6,236,216

Apollo Global Management, Inc.	31,707	4,732,904

Arch Capital Group Ltd.	29,995	2,786,835

Arthur J Gallagher & Co.	19,557	6,605,181

Bank of America Corp.	537,336	24,771,190

Bank of New York Mellon Corp.	56,717	5,044,977

Blackrock, Inc.	11,497	11,241,537

Block, Inc. *	44,590	2,911,727

Carlyle Group, Inc.	18,417	917,903

Cboe Global Markets, Inc.	8,072	1,701,578

Charles Schwab Corp.	134,961	10,733,448

Chubb Ltd.	29,980	8,558,690

Citigroup, Inc.	148,843	11,899,998

See Notes to Financial Statements.

32  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

CME Group, Inc.	28,701	7,283,453

Discover Financial Services	20,101	3,923,514

FactSet Research Systems, Inc.	3,071	1,418,004

Fidelity National Information Services, Inc.	42,298	3,008,234

Fiserv, Inc. *	45,087	10,626,555

Global Payments, Inc.	20,540	2,162,451

Goldman Sachs Group, Inc.	24,570	15,289,665

Hartford Insurance Group, Inc.	22,484	2,659,408

Intercontinental Exchange, Inc.	45,649	7,907,776

Jack Henry & Associates, Inc.	5,825	1,011,162

JPMorgan Chase & Co.	221,107	58,515,968

Marsh & McLennan Cos., Inc.	38,314	9,112,602

Mastercard, Inc., Class A	64,275	37,042,325

Moody’s Corp.	12,817	6,458,999

Morgan Stanley	94,941	12,637,596

Nasdaq, Inc.	34,737	2,875,529

Northern Trust Corp.	15,250	1,680,855

PayPal Holdings, Inc. *	76,013	5,400,724

Progressive Corp.	45,974	12,964,668

S&P Global, Inc.	24,976	13,330,690

State Street Corp.	24,144	2,395,809

T. Rowe Price Group, Inc.	18,370	1,942,076

Tradeweb Markets, Inc., Class A	8,750	1,184,487

Travelers Cos., Inc.	17,798	4,600,605

US Bancorp	124,190	5,824,511

Visa, Inc., Class A	135,749	49,237,520

W.R. Berkley Corp.	24,422	1,540,540

Wells Fargo & Co.	257,838	20,193,872

Willis Towers Watson PLC	7,986	2,712,445

(Cost $311,806,854)		420,581,830

Health Care — 11.8%

Abbott Laboratories	135,445	18,692,764

AbbVie, Inc.	138,441	28,938,322

Agilent Technologies, Inc.	22,089	2,825,625

Amgen, Inc.	41,944	12,921,269

Becton Dickinson & Co.	22,791	5,140,054

Biogen, Inc. *	11,972	1,682,066

Boston Scientific Corp. *	115,183	11,954,844

Bristol-Myers Squibb Co.	158,793	9,467,239

Danaher Corp.	50,698	10,533,016

DaVita, Inc. *	4,329	640,173

Edwards Lifesciences Corp. *	47,816	3,424,582

Eli Lilly & Co.	63,346	58,318,228

Exact Sciences Corp. *	14,092	668,102

Gilead Sciences, Inc.	97,363	11,129,565

Humana, Inc.	9,598	2,595,491

IDEXX Laboratories, Inc. *	6,314	2,759,913

Illumina, Inc. *	12,579	1,116,260

Incyte Corp. *	14,627	1,075,085

IQVIA Holdings, Inc. *	14,768	2,788,198

	Number of Shares	Value $

Johnson & Johnson	189,495	31,270,465

Labcorp Holdings, Inc.	6,608	1,658,872

McKesson Corp.	9,977	6,387,874

Merck & Co., Inc.	198,462	18,308,120

Mettler-Toledo International, Inc.*	1,675	2,131,806

Moderna, Inc. *	25,370	785,455

Pfizer, Inc.	442,372	11,691,892

Regeneron Pharmaceuticals, Inc.	8,514	5,949,072

Thermo Fisher Scientific, Inc.	29,832	15,779,935

UnitedHealth Group, Inc.	72,365	34,370,480

Vertex Pharmaceuticals, Inc. *	20,066	9,627,466

Waters Corp. *	4,753	1,793,497

Zimmer Biomet Holdings, Inc.	16,316	1,702,085

Zoetis, Inc.	35,047	5,861,260

(Cost $308,957,094)		333,989,075

Industrials — 6.4%

AECOM	10,834	1,083,942

AMETEK, Inc.	17,667	3,344,363

Automatic Data Processing, Inc.	32,059	10,104,356

Booz Allen Hamilton Holding Corp.	10,920	1,158,175

Broadridge Financial Solutions, Inc.	9,317	2,247,447

Carlisle Cos., Inc.	3,374	1,149,724

Carrier Global Corp.	62,908	4,076,438

Cintas Corp.	29,009	6,019,367

Copart, Inc. *	69,110	3,787,228

CSX Corp.	148,742	4,761,231

Cummins, Inc.	10,872	4,002,853

Dayforce, Inc. *	12,220	757,518

Deere & Co.	20,132	9,679,264

Dover Corp.	11,085	2,203,365

Eaton Corp. PLC	31,019	9,098,493

Emerson Electric Co.	44,652	5,430,130

Equifax, Inc.	9,913	2,430,668

Expeditors International of Washington, Inc.	11,454	1,344,241

FedEx Corp.	18,136	4,767,954

Fortive Corp.	28,726	2,284,866

Graco, Inc.	13,936	1,213,408

Hubbell, Inc.	4,341	1,613,072

IDEX Corp.	6,085	1,182,498

Ingersoll Rand, Inc.	30,278	2,566,969

Johnson Controls International PLC	51,518	4,413,032

Lennox International, Inc.	2,653	1,594,586

Norfolk Southern Corp.	18,245	4,483,709

Old Dominion Freight Line, Inc.	14,945	2,637,793

Owens Corning	6,586	1,014,507

PACCAR, Inc.	41,675	4,469,227

Paychex, Inc.	25,681	3,895,037

See Notes to Financial Statements.

DBX ETF Trust  |  33

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Paycom Software, Inc.	4,124	905,094

Pentair PLC	13,170	1,240,614

Quanta Services, Inc.	11,564	3,002,361

Republic Services, Inc.	17,000	4,029,340

Rockwell Automation, Inc.	9,238	2,652,692

Stanley Black & Decker, Inc.	11,604	1,004,094

Trane Technologies PLC	17,526	6,198,946

TransUnion	15,574	1,439,505

Uber Technologies, Inc. *	150,023	11,403,248

Union Pacific Corp.	47,181	11,639,081

United Parcel Service, Inc., Class B	56,750	6,754,953

Veralto Corp.	19,105	1,905,915

Verisk Analytics, Inc.	11,114	3,299,858

Waste Connections, Inc.	20,762	3,939,797

Waste Management, Inc.	31,932	7,433,131

Westinghouse Air Brake Technologies Corp.	14,097	2,613,020

Xylem, Inc.	19,120	2,502,617

(Cost $157,176,000)		180,779,727

Information Technology — 25.2%

Accenture PLC, Class A	51,106	17,810,441

Adobe, Inc. *	35,663	15,640,365

Advanced Micro Devices, Inc. *	133,500	13,331,310

Akamai Technologies, Inc. *	12,503	1,008,742

Analog Devices, Inc.	40,460	9,308,228

ANSYS, Inc. *	7,310	2,436,057

Apple, Inc.	643,168	155,543,749

Aspen Technology, Inc. *	2,350	623,337

Atlassian Corp., Class A *	13,350	3,794,871

Autodesk, Inc. *	17,625	4,832,951

Bentley Systems, Inc., Class B	12,583	552,394

Cadence Design Systems, Inc. *	22,218	5,565,609

Cisco Systems, Inc.	324,515	20,804,657

Cloudflare, Inc., Class A *	25,084	3,644,705

Cognizant Technology Solutions Corp., Class A	41,550	3,462,361

Crowdstrike Holdings, Inc., Class A*	20,219	7,878,536

Dell Technologies, Inc., Class C	25,952	2,666,827

EPAM Systems, Inc. *	4,642	956,902

F5, Inc. *	4,688	1,370,912

First Solar, Inc. *	8,379	1,141,052

Fortinet, Inc. *	53,583	5,787,500

Gartner, Inc. *	6,189	3,084,102

Gen Digital, Inc.	45,335	1,239,006

Hewlett Packard Enterprise Co.	100,943	1,999,681

HubSpot, Inc. *	4,150	3,004,558

International Business Machines Corp.	75,377	19,028,170

Intuit, Inc.	22,885	14,047,728

Manhattan Associates, Inc. *	4,868	861,052

	Number of Shares	Value $

Marvell Technology, Inc.	70,901	6,510,130

Microsoft Corp.	344,226	136,654,280

NVIDIA Corp.	998,167	124,691,022

Okta, Inc. *	12,604	1,140,536

Oracle Corp.	137,660	22,859,820

Palantir Technologies, Inc., Class A*	172,505	14,649,125

Palo Alto Networks, Inc. *	53,145	10,120,402

PTC, Inc. *	9,409	1,539,595

QUALCOMM, Inc.	91,046	14,309,700

Roper Technologies, Inc.	8,688	5,078,136

Salesforce, Inc.	78,550	23,396,117

ServiceNow, Inc. *	16,873	15,687,840

Snowflake, Inc., Class A *	24,400	4,321,240

Synopsys, Inc. *	12,528	5,728,804

Trimble, Inc. *	19,270	1,387,055

Twilio, Inc., Class A *	12,510	1,500,324

Workday, Inc., Class A *	17,417	4,586,593

Zscaler, Inc. *	8,074	1,584,361

(Cost $590,067,521)		717,170,883

Materials — 2.2%

Avery Dennison Corp.	6,491	1,220,113

Ball Corp.	25,572	1,347,389

Corteva, Inc.	55,594	3,501,310

CRH PLC	53,030	5,436,636

Crown Holdings, Inc.	9,562	857,042

DuPont de Nemours, Inc.	33,171	2,712,393

Ecolab, Inc.	19,702	5,300,035

Freeport-McMoRan, Inc.	114,750	4,235,422

Linde PLC	37,150	17,350,907

Martin Marietta Materials, Inc.	4,862	2,349,027

Newmont Corp.	88,919	3,809,290

Nucor Corp.	19,080	2,622,928

PPG Industries, Inc.	18,991	2,150,161

Sherwin-Williams Co.	18,524	6,710,689

Smurfit WestRock PLC	40,312	2,099,046

Steel Dynamics, Inc.	10,909	1,473,479

(Cost $57,299,367)		63,175,867

Real Estate — 2.4%

American Tower Corp. REIT	36,398	7,484,157

AvalonBay Communities, Inc. REIT	11,062	2,502,003

BXP, Inc. REIT	11,568	820,518

CBRE Group, Inc., Class A *	24,186	3,432,961

Crown Castle, Inc. REIT	34,682	3,263,576

Digital Realty Trust, Inc. REIT	25,955	4,057,286

Equinix, Inc. REIT	7,563	6,841,641

Equity Residential REIT	27,017	2,003,851

Iron Mountain, Inc. REIT	22,891	2,132,755

Kimco Realty Corp. REIT	52,182	1,153,222

Prologis, Inc. REIT	72,197	8,946,652

See Notes to Financial Statements.

34  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Public Storage REIT	12,171	3,695,359

Realty Income Corp. REIT	67,614	3,856,026

Regency Centers Corp. REIT	13,704	1,051,097

Simon Property Group, Inc. REIT	25,216	4,692,445

VICI Properties, Inc. REIT	82,293	2,673,700

Welltower, Inc. REIT	48,935	7,512,012

Zillow Group, Inc., Class C *	11,997	919,690

(Cost $61,086,764)		67,038,951

Utilities — 2.2%

Alliant Energy Corp.	20,513	1,323,704

American Water Works Co., Inc.	15,548	2,114,062

Atmos Energy Corp.	12,203	1,856,442

Consolidated Edison, Inc.	28,119	2,854,641

Constellation Energy Corp.	24,467	6,130,085

Dominion Energy, Inc.	68,027	3,851,689

Duke Energy Corp.	61,766	7,256,887

Essential Utilities, Inc.	20,309	771,336

Eversource Energy	28,442	1,792,130

Exelon Corp.	80,832	3,572,774

	Number of Shares	Value $

NextEra Energy, Inc.	160,287	11,247,339

NiSource, Inc.	35,503	1,448,877

Public Service Enterprise Group, Inc.	40,533	3,289,253

Sempra	51,099	3,657,155

Southern Co.	85,240	7,653,700

Xcel Energy, Inc.	44,816	3,231,234

(Cost $58,128,522)		62,051,308

TOTAL COMMON STOCKS

( Cost $2,362,866,281)		2,830,057,181

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 4.30% (a)

(Cost $5,845,554)	5,845,554	5,845,554

TOTAL INVESTMENTS — 99.9%

(Cost $2,368,711,835)		2,835,902,735

Other assets and liabilities, net — 0.1%		3,332,680

NET ASSETS — 100.0%		2,839,235,415

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (a)(b)

—	—	—	—	—	62	—	—	—

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 4.30% (a)

3,995,298	20,757,107	(18,906,851)	—	—	152,516	—	5,845,554	5,845,554

3,995,298	20,757,107	(18,906,851)	—	—	152,578	—	5,845,554	5,845,554

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

DBX ETF Trust  |  35

Schedule of Investments

Xtrackers MSCI USA Climate Action Equity ETF (Continued)

February 28, 2025 (Unaudited)

At February 28, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)

E-Mini S&P 500 ESG Index	USD	27	7,174,828	7,014,060	3/21/2025	(160,768)

E-Mini S&P Mid 400 Index	USD	5	1,623,260	1,549,850	3/21/2025	(73,410)

Total unrealized depreciation						(234,178)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$2,830,057,181	$—	$—	$2,830,057,181

Short-Term Investments (a)	5,845,554	—	—	5,845,554

TOTAL	$2,835,902,735	$—	$—	$2,835,902,735

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)
Futures Contracts	$(234,178)	$—	$—	$(234,178)

TOTAL	$(234,178)	$—	$—	$(234,178)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

36 |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.5%

Communication Services — 9.4%

Alphabet, Inc., Class A	120,770	20,564,716

Alphabet, Inc., Class C	103,183	17,770,176

Charter Communications, Inc., Class A *	1,923	699,145

Comcast Corp., Class A	78,658	2,822,249

Electronic Arts, Inc.	5,131	662,515

Fox Corp., Class A	4,802	276,595

Fox Corp., Class B	2,417	130,687

Interpublic Group of Cos., Inc.	7,836	214,706

Omnicom Group, Inc.	4,252	351,896

Take-Two Interactive Software, Inc.*	3,638	771,183

Verizon Communications, Inc.	86,606	3,732,719

Walt Disney Co.	37,616	4,280,701

(Cost $51,328,910)		52,277,288

Consumer Discretionary — 10.8%

Aptiv PLC *	4,836	314,920

AutoZone, Inc. *	345	1,205,088

Best Buy Co., Inc.	4,152	373,306

Booking Holdings, Inc.	681	3,415,903

Burlington Stores, Inc. *	1,251	311,912

CarMax, Inc. *	3,361	278,862

D.R. Horton, Inc.	6,118	775,824

Darden Restaurants, Inc.	2,394	479,901

Deckers Outdoor Corp. *	3,125	435,500

Dick’s Sporting Goods, Inc.	1,137	255,939

Domino’s Pizza, Inc.	762	373,159

DoorDash, Inc., Class A *	7,222	1,433,134

eBay, Inc.	10,151	657,176

Genuine Parts Co.	2,832	353,660

Hilton Worldwide Holdings, Inc.	4,981	1,319,766

Home Depot, Inc.	20,563	8,155,286

LKQ Corp.	5,580	235,420

Lowe’s Cos., Inc.	11,840	2,943,898

Lululemon Athletica, Inc. *	2,351	859,549

McDonald’s Corp.	14,844	4,576,850

MercadoLibre, Inc. *	942	1,998,802

NIKE, Inc., Class B	24,353	1,934,359

NVR, Inc. *	59	427,489

O’Reilly Automotive, Inc. *	1,190	1,634,632

Pool Corp.	836	290,092

PulteGroup, Inc.	4,179	431,607

Rivian Automotive, Inc., Class A*	14,123	167,216

Royal Caribbean Cruises Ltd.	5,255	1,293,255

Tesla, Inc. *	59,732	17,500,281

TJX Cos., Inc.	23,528	2,935,353

Tractor Supply Co.	10,907	603,702

	Number of Shares	Value $

Ulta Beauty, Inc. *	971	355,736

Williams-Sonoma, Inc.	2,643	514,275

Yum! Brands, Inc.	5,837	912,732

(Cost $59,036,707)		59,754,584

Consumer Staples — 5.6%

Albertsons Cos., Inc., Class A	7,020	147,701

Bunge Global SA	2,919	216,560

Church & Dwight Co., Inc.	5,100	567,120

Clorox Co.	2,666	416,936

Coca-Cola Co.	84,522	6,018,812

Colgate-Palmolive Co.	16,060	1,464,190

Conagra Brands, Inc.	9,903	252,923

Dollar General Corp.	4,339	321,867

Estee Lauder Cos., Inc., Class A	4,599	330,714

General Mills, Inc.	11,590	702,586

Hormel Foods Corp.	6,071	173,813

J M Smucker Co.	2,334	257,977

Kellanova	5,578	462,416

Kenvue, Inc.	37,748	890,853

Keurig Dr Pepper, Inc.	23,806	797,977

Kimberly-Clark Corp.	6,912	981,573

Kroger Co.	14,088	913,184

McCormick & Co., Inc.	5,503	454,603

Monster Beverage Corp. *	14,338	783,572

PepsiCo, Inc.	28,340	4,349,340

Procter & Gamble Co.	48,688	8,463,922

Sysco Corp.	9,600	725,184

Target Corp.	9,591	1,191,586

The Campbell’s Company	4,059	162,603

Walgreens Boots Alliance, Inc.	14,402	153,813

(Cost $31,471,351)		31,201,825

Energy — 1.9%

Baker Hughes Co.	20,070	894,921

Cheniere Energy, Inc.	4,720	1,078,803

Halliburton Co.	18,592	490,271

Marathon Petroleum Corp.	6,571	986,833

ONEOK, Inc.	13,005	1,305,572

Phillips 66	8,420	1,091,990

Schlumberger NV	29,286	1,220,055

Targa Resources Corp.	4,347	876,877

Valero Energy Corp.	6,440	841,901

Williams Cos., Inc.	25,335	1,473,990

(Cost $8,592,244)		10,261,213

Financials — 13.9%

Aflac, Inc.	10,782	1,180,306

Allstate Corp.	5,480	1,091,342

Ally Financial, Inc.	5,832	216,367

American Express Co.	11,579	3,484,816

Ameriprise Financial, Inc.	2,003	1,076,212

Annaly Capital Management, Inc. REIT	10,903	239,430

See Notes to Financial Statements.

DBX ETF Trust  |  37

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Arch Capital Group Ltd.	7,663	711,969

Assurant, Inc.	1,137	236,371

Bank of New York Mellon Corp.	14,872	1,322,864

Blackrock, Inc.	3,053	2,985,162

Capital One Financial Corp.	7,917	1,587,754

Cboe Global Markets, Inc.	2,225	469,030

Charles Schwab Corp.	35,571	2,828,962

Citizens Financial Group, Inc.	8,901	407,399

Discover Financial Services	5,200	1,014,988

Equitable Holdings, Inc.	6,604	363,352

FactSet Research Systems, Inc.	785	362,466

Fidelity National Information Services, Inc.	11,282	802,376

Fiserv, Inc. *	11,760	2,771,714

Franklin Resources, Inc.	6,649	134,642

Hartford Insurance Group, Inc.	6,123	724,228

Huntington Bancshares, Inc.	30,032	494,627

Intercontinental Exchange, Inc.	11,998	2,078,414

KeyCorp	18,560	321,459

LPL Financial Holdings, Inc.	1,509	560,956

Marsh & McLennan Cos., Inc.	10,223	2,431,438

Mastercard, Inc., Class A	16,960	9,774,218

Moody’s Corp.	3,349	1,687,695

Morgan Stanley	24,917	3,316,702

Nasdaq, Inc.	8,880	735,086

Northern Trust Corp.	4,062	447,714

PayPal Holdings, Inc. *	19,683	1,398,477

PNC Financial Services Group, Inc.	8,190	1,571,825

Principal Financial Group, Inc.	4,738	421,872

Progressive Corp.	12,154	3,427,428

Prudential Financial, Inc.	7,400	851,740

Raymond James Financial, Inc.	4,159	643,273

Regions Financial Corp.	18,967	449,708

S&P Global, Inc.	6,555	3,498,666

State Street Corp.	5,823	577,816

Synchrony Financial	7,907	479,797

T. Rowe Price Group, Inc.	4,591	485,360

Travelers Cos., Inc.	4,723	1,220,848

Truist Financial Corp.	27,589	1,278,750

US Bancorp	32,147	1,507,694

Visa, Inc., Class A	35,729	12,959,266

Willis Towers Watson PLC	2,145	728,549

(Cost $60,021,950)		77,361,128

Health Care — 10.6%

Agilent Technologies, Inc.	5,995	766,880

Align Technology, Inc. *	1,521	284,473

Amgen, Inc.	11,111	3,422,855

Avantor, Inc. *	14,508	242,284

Biogen, Inc. *	2,892	406,326

Bio-Techne Corp.	3,224	199,082

	Number of Shares	Value $

Bristol-Myers Squibb Co.	41,866	2,496,051

Cencora, Inc.	3,556	901,588

Cigna Group	5,716	1,765,387

Cooper Cos., Inc. *	3,943	356,368

Danaher Corp.	13,465	2,797,488

DaVita, Inc. *	1,000	147,880

Dexcom, Inc. *	8,007	707,579

Edwards Lifesciences Corp. *	12,512	896,109

Elevance Health, Inc.	4,766	1,891,530

Eli Lilly & Co.	16,691	15,366,235

GE HealthCare Technologies, Inc.	9,615	839,870

Gilead Sciences, Inc.	25,550	2,920,620

HCA Healthcare, Inc.	3,939	1,206,516

Hologic, Inc. *	4,769	302,307

Humana, Inc.	2,548	689,030

IDEXX Laboratories, Inc. *	1,718	750,955

Insulet Corp. *	1,468	399,692

IQVIA Holdings, Inc. *	3,826	722,349

Johnson & Johnson	49,695	8,200,669

Labcorp Holdings, Inc.	1,753	440,073

Merck & Co., Inc.	52,324	4,826,889

Mettler-Toledo International, Inc.*	432	549,815

Molina Healthcare, Inc. *	1,200	361,344

Neurocrine Biosciences, Inc. *	2,130	252,874

Quest Diagnostics, Inc.	2,121	366,721

Solventum Corp. *	2,982	237,814

STERIS PLC	2,134	467,901

Waters Corp. *	1,253	472,807

West Pharmaceutical Services, Inc.	1,589	369,188

Zimmer Biomet Holdings, Inc.	4,171	435,119

Zoetis, Inc.	9,278	1,551,653

(Cost $58,607,160)		59,012,321

Industrials — 8.3%

3M Co.	11,351	1,760,767

Allegion PLC	1,970	253,559

Automatic Data Processing, Inc.	8,438	2,659,489

Axon Enterprise, Inc. *	1,522	804,301

Broadridge Financial Solutions, Inc.	2,378	573,621

C.H. Robinson Worldwide, Inc.	2,368	240,636

Carrier Global Corp.	16,587	1,074,838

Caterpillar, Inc.	9,945	3,420,583

Cintas Corp.	7,577	1,572,227

CNH Industrial NV	17,353	223,507

CSX Corp.	40,320	1,290,643

Cummins, Inc.	2,830	1,041,949

Dayforce, Inc. *	2,943	182,437

Deere & Co.	5,381	2,587,131

Delta Air Lines, Inc.	2,956	177,715

See Notes to Financial Statements.

38 | DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Dover Corp.	2,807	557,947

Eaton Corp. PLC	8,124	2,382,932

EMCOR Group, Inc.	964	394,189

Expeditors International of Washington, Inc.	3,015	353,840

Ferguson Enterprises, Inc.	4,176	741,240

Fortive Corp.	7,214	573,802

Fortune Brands Innovations, Inc.	2,377	153,839

GE Aerospace.	22,369	4,629,936

Graco, Inc.	3,549	309,011

IDEX Corp.	1,543	299,851

Illinois Tool Works, Inc.	6,157	1,625,325

Ingersoll Rand, Inc.	8,135	689,685

JB Hunt Transport Services, Inc.	1,700	274,023

Johnson Controls International PLC	13,799	1,182,022

Lennox International, Inc.	648	389,480

Old Dominion Freight Line, Inc.	4,050	714,825

Owens Corning	1,767	272,189

Paychex, Inc.	6,771	1,026,958

Pentair PLC	3,435	323,577

Quanta Services, Inc.	3,006	780,448

Rockwell Automation, Inc.	2,387	685,427

Trane Technologies PLC	4,640	1,641,168

TransUnion	3,931	363,342

Union Pacific Corp.	12,553	3,096,700

United Parcel Service, Inc., Class B	14,938	1,778,070

United Rentals, Inc.	1,336	858,140

Veralto Corp.	5,000	498,800

W.W. Grainger, Inc.	906	925,216

Xylem, Inc.	4,980	651,832

(Cost $40,659,033)		46,037,217

Information Technology — 32.9%

Accenture PLC, Class A	12,906	4,497,741

Adobe, Inc. *	9,013	3,952,741

Advanced Micro Devices, Inc. *	33,734	3,368,677

Akamai Technologies, Inc. *	3,167	255,514

ANSYS, Inc. *	1,803	600,850

Applied Materials, Inc.	16,764	2,649,886

Aspen Technology, Inc. *	522	138,461

Atlassian Corp., Class A *	3,375	959,378

Autodesk, Inc. *	4,452	1,220,783

Cadence Design Systems, Inc. *	5,700	1,427,850

DocuSign, Inc. *	4,216	350,645

Fair Isaac Corp. *	504	950,720

First Solar, Inc. *	2,068	281,620

Gartner, Inc. *	1,631	812,760

Gen Digital, Inc.	11,328	309,594

Hewlett Packard Enterprise Co.	26,792	530,750

HP, Inc.	19,739	609,343

	Number of Shares	Value $

HubSpot, Inc. *	1,013	733,402

Intel Corp.	89,074	2,113,726

International Business Machines Corp.	19,125	4,827,915

Intuit, Inc.	5,808	3,565,183

Juniper Networks, Inc.	6,514	235,807

Keysight Technologies, Inc. *	3,655	583,082

Lam Research Corp.	26,523	2,035,375

Manhattan Associates, Inc. *	1,231	217,739

Marvell Technology, Inc.	17,808	1,635,131

Microsoft Corp.	146,081	57,992,696

NetApp, Inc.	4,273	426,488

NVIDIA Corp.	506,620	63,286,970

NXP Semiconductors NV	5,269	1,135,944

Palo Alto Networks, Inc. *	13,563	2,582,802

PTC, Inc. *	2,399	392,548

Salesforce, Inc.	19,848	5,911,727

Seagate Technology Holdings PLC	4,357	444,022

ServiceNow, Inc. *	4,261	3,961,707

Synopsys, Inc. *	3,217	1,471,070

Texas Instruments, Inc.	18,863	3,696,959

Trimble, Inc. *	4,957	356,805

Twilio, Inc., Class A *	3,211	385,095

Western Digital Corp. *	7,254	354,938

Workday, Inc., Class A *	4,386	1,155,009

Zscaler, Inc. *	1,976	387,750

(Cost $150,481,548)		182,807,203

Materials — 2.7%

Air Products and Chemicals, Inc.	4,568	1,444,173

Avery Dennison Corp.	1,546	290,602

Ball Corp.	5,877	309,659

CRH PLC	14,055	1,440,919

Ecolab, Inc.	5,278	1,419,835

International Flavors & Fragrances, Inc.	5,255	429,911

International Paper Co.	10,296	580,180

Linde PLC	9,830	4,591,101

LyondellBasell Industries NV, Class A	5,476	420,721

Martin Marietta Materials, Inc.	1,240	599,094

Newmont Corp.	23,975	1,027,089

Nucor Corp.	4,790	658,481

PPG Industries, Inc.	4,874	551,834

Smurfit WestRock PLC	11,040	574,853

Steel Dynamics, Inc.	3,017	407,506

(Cost $14,278,591)		14,745,958

Real Estate — 2.3%

American Tower Corp. REIT	9,709	1,996,365

BXP, Inc. REIT	3,349	237,545

CBRE Group, Inc., Class A *	6,300	894,222

Crown Castle, Inc. REIT	8,866	834,291

See Notes to Financial Statements.

DBX ETF Trust  |  39

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Digital Realty Trust, Inc. REIT	6,823	1,066,571

Equinix, Inc. REIT	1,991	1,801,098

Healthpeak Properties, Inc. REIT	13,890	284,189

Iron Mountain, Inc. REIT	6,197	577,374

Prologis, Inc. REIT	19,179	2,376,662

SBA Communications Corp. REIT	2,184	475,894

Welltower, Inc. REIT	12,810	1,966,463

Weyerhaeuser Co. REIT	14,569	438,527

(Cost $13,720,814)		12,949,201

Utilities — 1.1%

American Water Works Co., Inc.	4,066	552,854

Atmos Energy Corp.	3,154	479,818

CMS Energy Corp.	6,146	448,965

Consolidated Edison, Inc.	7,056	716,325

Edison International	8,084	440,093

Essential Utilities, Inc.	4,969	188,723

Eversource Energy	7,479	471,252

Exelon Corp.	20,848	921,482

NiSource, Inc.	9,346	381,410

	Number of Shares	Value $

NRG Energy, Inc.	4,344	459,204

Sempra	12,909	923,897

(Cost $6,051,929)		5,984,023

TOTAL COMMON STOCKS

(Cost $494,250,237)		552,391,961

EXCHANGE-TRADED FUNDS — 0.1%

Xtrackers S&P 500 Scored & Screened ETF (a)
(Cost $356,088)	6,500	348,075

CASH EQUIVALENTS — 0.6%

DWS Government Money Market Series “Institutional Shares”, 4.30% (b)
(Cost $3,286,778)	3,286,778	3,286,778

TOTAL INVESTMENTS — 100.2%

(Cost $497,893,103)		556,026,814

Other assets and liabilities, net — (0.2%)		(1,078,920)

NET ASSETS — 100.0%		554,947,894

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025

EXCHANGE-TRADED FUNDS — 0.1%

Xtrackers S&P 500 Scored & Screened ETF

—	410,088	(54,791)		791	(8,013)	—	—	6,500	348,075

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)

354,960	—	(354,960	) (d)	—	—	83	—	—	—

CASH EQUIVALENTS — 0.6%

DWS Government Money Market Series “Institutional Shares”, 4.30% (b)

1,394,044	10,081,563	(8,188,829)		—	—	99,577	—	3,286,778	3,286,778

1,749,004	10,491,651	(8,598,580)		791	(8,013)	99,660	—	3,293,278	3,634,853

*	Non-income producing security.
(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

40  |  DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA Selection Equity ETF (Continued)

February 28, 2025 (Unaudited)

At February 28, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)

E-Mini S&P 500 ESG Index	USD	6	1,590,933	1,558,680	3/21/2025	(32,253)

E-Mini S&P 500 Index	USD	1	306,490	298,163	3/21/2025	(8,327)

E-Mini S&P Mid 400 Index	USD	1	331,740	309,970	3/21/2025	(21,770)

Total unrealized depreciation						(62,350)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD   U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$552,391,961	$—	$—	$552,391,961

Exchange-Traded Funds	348,075	—	—	348,075

Short-Term Investments (a)	3,286,778	—	—	3,286,778

TOTAL	$556,026,814	$—	$—	$556,026,814

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(62,350)	$—	$—	$(62,350)

TOTAL	$(62,350)	$—	$—	$(62,350)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  41

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.6%

Communication Services — 10.9%

Alphabet, Inc., Class A	28,475	4,848,723

Alphabet, Inc., Class C	25,288	4,355,099

AT&T, Inc.	35,500	973,055

Charter Communications, Inc., Class A *	583	211,961

Comcast Corp., Class A	20,445	733,567

Electronic Arts, Inc.	1,228	158,559

Fox Corp., Class A	1,733	99,821

Fox Corp., Class B	1,340	72,454

Live Nation Entertainment, Inc. *	1,052	150,815

Meta Platforms, Inc., Class A	13,465	8,997,313

Netflix, Inc. *	2,056	2,016,031

Omnicom Group, Inc.	1,433	118,595

Pinterest, Inc., Class A *	3,822	141,338

ROBLOX Corp., Class A *	2,595	165,146

Snap, Inc., Class A *	5,497	56,344

Spotify Technology SA *	712	432,903

Take-Two Interactive Software, Inc.*	863	182,939

T-Mobile US, Inc.	2,385	643,211

Trade Desk, Inc., Class A *	2,288	160,892

Verizon Communications, Inc.	20,630	889,153

Walt Disney Co.	9,564	1,088,383

Warner Bros Discovery, Inc. *	14,411	165,150

Warner Music Group Corp., Class A	1,091	36,767

(Cost $17,067,663)		26,698,219

Consumer Discretionary — 6.1%

Airbnb, Inc., Class A *	2,704	375,504

Aptiv PLC *	4,498	292,910

AutoZone, Inc. *	185	646,207

Best Buy Co., Inc.	2,662	239,340

Booking Holdings, Inc.	179	897,866

Chipotle Mexican Grill, Inc. *	7,803	421,128

D.R. Horton, Inc.	4,367	553,779

Domino’s Pizza, Inc.	250	122,427

DoorDash, Inc., Class A *	3,274	649,692

eBay, Inc.	7,186	465,222

Expedia Group, Inc. *	974	192,813

Ford Motor Co.	14,794	141,283

Garmin Ltd.	2,006	459,234

General Motors Co.	4,185	205,609

Genuine Parts Co.	3,065	382,757

Home Depot, Inc.	5,176	2,052,802

Lennar Corp., Class A	4,247	508,069

Lennar Corp., Class B	767	88,742

Lowe’s Cos., Inc.	3,330	827,971

Lululemon Athletica, Inc. *	1,383	505,639

McDonald’s Corp.	3,570	1,100,738

	Number of Shares	Value $

MercadoLibre, Inc. *	426	903,917

NIKE, Inc., Class B	9,483	753,235

NVR, Inc. *	68	492,699

O’Reilly Automotive, Inc. *	553	759,623

PulteGroup, Inc.	4,966	512,888

Ulta Beauty, Inc. *	1,002	367,093

Yum! Brands, Inc.	541	84,596

(Cost $12,281,794)		15,003,783

Consumer Staples — 4.8%

Archer-Daniels-Midland Co.	12	566

Church & Dwight Co., Inc.	3,947	438,906

Clorox Co.	2,259	353,285

Coca-Cola Co.	22,926	1,632,560

Colgate-Palmolive Co.	5,633	513,561

Estee Lauder Cos., Inc., Class A	5,070	364,584

General Mills, Inc.	6,254	379,118

Hershey Co.	2,290	395,506

Hormel Foods Corp.	4,950	141,719

Kellanova	4,144	343,538

Kenvue, Inc.	22,902	540,487

Keurig Dr Pepper, Inc.	13,899	465,895

Kimberly-Clark Corp.	3,521	500,017

Kraft Heinz Co.	9,624	295,553

McCormick & Co., Inc.	4,894	404,293

Mondelez International, Inc., Class A	10,440	670,561

PepsiCo, Inc.	8,382	1,286,386

Procter & Gamble Co.	12,691	2,206,203

Sysco Corp.	5,914	446,744

Target Corp.	3,264	405,519

Tyson Foods, Inc., Class A	33	2,024

(Cost $11,726,102)		11,787,025

Financials — 12.2%

Aflac, Inc.	2,394	262,071

Allstate Corp.	593	118,096

American Express Co.	2,826	850,513

American International Group, Inc.	1,968	163,226

Ameriprise Financial, Inc.	364	195,577

Aon PLC, Class A	982	401,756

Apollo Global Management, Inc.	2,063	307,944

Arch Capital Group Ltd.	1,541	143,174

Ares Management Corp., Class A	62	10,598

Arthur J Gallagher & Co.	1,272	429,605

Bank of America Corp.	31,784	1,465,242

Bank of New York Mellon Corp.	3,905	347,350

Blackrock, Inc.	789	771,468

Block, Inc. *	2,878	187,933

Capital One Financial Corp.	1,027	205,965

Cboe Global Markets, Inc.	655	138,074

See Notes to Financial Statements.

42  |  DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Charles Schwab Corp.	7,902	628,446

Chubb Ltd.	1,863	531,849

Cincinnati Financial Corp.	545	80,557

Citigroup, Inc.	9,258	740,177

Citizens Financial Group, Inc.	172	7,873

CME Group, Inc.	1,975	501,196

Coinbase Global, Inc., Class A *	1,140	245,807

Corpay, Inc. *	437	160,401

Discover Financial Services	1,277	249,258

Everest Group Ltd.	41	14,482

Fidelity National Financial, Inc.	509	32,846

Fidelity National Information Services, Inc.	2,912	207,101

Fifth Third Bancorp	3,534	153,623

Fiserv, Inc. *	2,944	693,871

Global Payments, Inc.	1,590	167,395

Goldman Sachs Group, Inc.	1,578	981,974

Hartford Insurance Group, Inc.	640	75,699

Huntington Bancshares, Inc.	8,828	145,397

Interactive Brokers Group, Inc., Class A	705	144,102

Intercontinental Exchange, Inc.	3,078	533,202

JPMorgan Chase & Co.	13,825	3,658,786

KeyCorp	1,794	31,072

KKR & Co., Inc.	3,525	477,955

M&T Bank Corp.	351	67,294

Markel Group, Inc. *	38	73,471

Marsh & McLennan Cos., Inc.	2,448	582,232

Mastercard, Inc., Class A	4,061	2,340,395

MetLife, Inc.	1,515	130,563

Moody’s Corp.	881	443,971

Morgan Stanley	6,265	833,934

MSCI, Inc.	406	239,747

Nasdaq, Inc.	2,595	214,814

Northern Trust Corp.	1,297	142,955

PayPal Holdings, Inc. *	5,150	365,908

PNC Financial Services Group, Inc.	1,845	354,092

Principal Financial Group, Inc.	298	26,534

Progressive Corp.	2,646	746,172

Prudential Financial, Inc.	852	98,065

Raymond James Financial, Inc.	1,091	168,745

Regions Financial Corp.	303	7,184

Rocket Cos., Inc., Class A * (a)	4,800	67,200

S&P Global, Inc.	1,624	866,794

State Street Corp.	1,811	179,706

Synchrony Financial	2,180	132,282

Travelers Cos., Inc.	1,158	299,331

Truist Financial Corp.	5,053	234,207

US Bancorp	5,977	280,321

Visa, Inc., Class A	8,576	3,110,601

W.R. Berkley Corp.	991	62,512

	Number of Shares	Value $

Wells Fargo & Co.	15,614	1,222,889

Willis Towers Watson PLC	470	159,636

(Cost $19,555,292)		29,913,216

Health Care — 16.0%

Abbott Laboratories	10,982	1,515,626

AbbVie, Inc.	10,274	2,147,574

Agilent Technologies, Inc.	3,572	456,930

Align Technology, Inc. *	1,628	304,485

Alnylam Pharmaceuticals, Inc. *	1,876	462,903

Amgen, Inc.	3,759	1,157,998

Avantor, Inc. *	14,667	244,939

Baxter International, Inc.	11,741	405,182

Becton Dickinson & Co.	2,651	597,880

Biogen, Inc. *	2,709	380,614

Boston Scientific Corp. *	10,326	1,071,736

Bristol-Myers Squibb Co.	15,197	906,045

Cardinal Health, Inc.	853	110,446

Cencora, Inc.	1,652	418,848

Centene Corp. *	3,055	177,679

Cigna Group	1,136	350,854

Cooper Cos., Inc. *	4,011	362,514

CVS Health Corp.	13,319	875,325

Danaher Corp.	4,372	908,327

Dexcom, Inc. *	5,654	499,644

Edwards Lifesciences Corp. *	6,911	494,966

Elevance Health, Inc.	1,191	472,684

Eli Lilly & Co.	4,523	4,164,009

GE HealthCare Technologies, Inc.	5,202	454,395

Gilead Sciences, Inc.	9,468	1,082,287

HCA Healthcare, Inc.	918	281,183

Hologic, Inc. *	5,017	318,028

Humana, Inc.	13	3,515

IDEXX Laboratories, Inc. *	1,087	475,139

Illumina, Inc. *	2,938	260,718

Intuitive Surgical, Inc. *	2,287	1,310,794

IQVIA Holdings, Inc. *	922	174,074

Johnson & Johnson	13,800	2,277,276

Labcorp Holdings, Inc.	530	133,051

McKesson Corp.	1,017	651,144

Medtronic PLC	9,644	887,441

Merck & Co., Inc.	15,409	1,421,480

Mettler-Toledo International, Inc.*	338	430,179

Moderna, Inc. *	8,348	258,454

Pfizer, Inc.	38,531	1,018,374

Quest Diagnostics, Inc.	565	97,689

Regeneron Pharmaceuticals, Inc.	919	642,142

ResMed, Inc.	1,941	453,262

Royalty Pharma PLC, Class A	13,376	449,969

STERIS PLC	1,832	401,684

See Notes to Financial Statements.

DBX ETF Trust  |  43

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Stryker Corp.	2,332	900,595

Thermo Fisher Scientific, Inc.	2,402	1,270,562

UnitedHealth Group, Inc.	4,556	2,163,918

Veeva Systems, Inc., Class A *	772	173,036

Vertex Pharmaceuticals, Inc. *	1,997	958,141

Waters Corp. *	1,071	404,131

West Pharmaceutical Services, Inc.	1,196	277,879

Zimmer Biomet Holdings, Inc.	3,866	403,301

Zoetis, Inc.	4,067	680,165

(Cost $35,912,712)		39,201,214

Industrials — 4.8%

Automatic Data Processing, Inc.	2,052	646,749

Broadridge Financial Solutions, Inc.	597	144,008

Carrier Global Corp.	4,138	268,142

Cintas Corp.	2,090	433,675

Copart, Inc. *	10,226	560,385

Deere & Co.	1,582	760,610

Delta Air Lines, Inc.	4,163	250,280

Dover Corp.	1,291	256,612

Equifax, Inc.	725	177,770

Expeditors International of Washington, Inc.	2,897	339,992

Fastenal Co.	7,515	569,111

FedEx Corp.	1,795	471,905

Ferguson Enterprises, Inc.	2,796	496,290

JB Hunt Transport Services, Inc.	1,784	287,563

Johnson Controls International PLC	3,185	272,827

Masco Corp.	3,054	229,600

Old Dominion Freight Line, Inc.	2,567	453,075

Otis Worldwide Corp.	4,773	476,250

PACCAR, Inc.	66	7,078

Paychex, Inc.	1,688	256,019

Rollins, Inc.	3,183	166,757

Snap-on, Inc.	1,484	506,296

Southwest Airlines Co.	3,798	117,966

SS&C Technologies Holdings, Inc.	1,075	95,729

Trane Technologies PLC	5	1,769

TransUnion	1,256	116,092

Uber Technologies, Inc. *	13,569	1,031,380

United Airlines Holdings, Inc. *	1,326	124,392

United Parcel Service, Inc., Class B	5,511	655,974

Verisk Analytics, Inc.	758	225,058

Vertiv Holdings Co., Class A	3,519	334,903

W.W. Grainger, Inc.	185	188,924

Waste Management, Inc.	3,195	743,732

Westinghouse Air Brake Technologies Corp.	824	152,737

(Cost $9,922,107)		11,819,650

	Number of Shares	Value $

Information Technology — 36.9%

Accenture PLC, Class A	3,101	1,080,698

Adobe, Inc. *	2,188	959,569

Advanced Micro Devices, Inc. *	9,938	992,409

Amdocs Ltd.	645	56,276

Analog Devices, Inc.	3,616	831,897

Apple, Inc.	91,712	22,179,630

Applied Materials, Inc.	5,463	863,536

AppLovin Corp., Class A *	1,132	368,738

Arista Networks, Inc. *	7,343	683,266

ARM Holdings PLC, ADR *	2,385	314,081

Atlassian Corp., Class A *	833	236,789

Autodesk, Inc. *	1,131	310,131

Broadcom, Inc.	23,587	4,703,955

Cadence Design Systems, Inc. *	1,416	354,708

CDW Corp.	694	123,671

Cisco Systems, Inc.	23,714	1,520,304

Cloudflare, Inc., Class A *	1,566	227,540

Cognizant Technology Solutions Corp., Class A	2,585	215,408

Corning, Inc.	8,217	412,083

Crowdstrike Holdings, Inc., Class A*	1,180	459,799

Datadog, Inc., Class A *	1,620	188,811

Fair Isaac Corp. *	129	243,339

Fortinet, Inc. *	3,182	343,688

Gartner, Inc. *	392	195,341

Gen Digital, Inc.	3,090	84,450

GLOBALFOUNDRIES, Inc. * (a)	4,826	187,104

HP, Inc.	9,607	296,568

HubSpot, Inc. *	257	186,065

Intel Corp.	20,713	491,519

Intuit, Inc.	1,359	834,209

Keysight Technologies, Inc. *	2,302	367,238

KLA Corp.	1,046	741,447

Lam Research Corp.	10,043	770,700

Marvell Technology, Inc.	5,805	533,015

Microchip Technology, Inc.	6,908	406,605

Micron Technology, Inc.	8,007	749,695

Microsoft Corp.	47,186	18,732,370

MicroStrategy, Inc., Class A *	1,154	294,766

MongoDB, Inc. *	466	124,622

Monolithic Power Systems, Inc.	664	405,711

Motorola Solutions, Inc.	1,386	610,145

NetApp, Inc.	3,217	321,089

NVIDIA Corp.	127,397	15,914,433

ON Semiconductor Corp. *	5,612	264,045

Oracle Corp.	8,027	1,332,964

Palo Alto Networks, Inc. *	3,309	630,133

QUALCOMM, Inc.	7,118	1,118,736

Salesforce, Inc.	4,587	1,366,238

See Notes to Financial Statements.

44  |  DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Sandisk Corp. *	1,243	58,235

Seagate Technology Holdings PLC	3,500	356,685

ServiceNow, Inc. *	1,021	949,285

Skyworks Solutions, Inc.	3,278	218,511

Snowflake, Inc., Class A *	1,584	280,526

Super Micro Computer, Inc. *	10,582	438,730

Synopsys, Inc. *	790	361,251

TE Connectivity PLC	3,292	507,067

Teradyne, Inc.	2,460	270,256

Texas Instruments, Inc.	5,814	1,139,486

VeriSign, Inc. *	470	111,804

Western Digital Corp. *	3,731	182,558

Workday, Inc., Class A *	1,078	283,880

Zebra Technologies Corp., Class A*	896	282,285

Zoom Communications, Inc. *	1,587	116,962

Zscaler, Inc. *	499	97,919

(Cost $62,971,019)		90,284,974

Materials — 1.8%

Ball Corp.	5,419	285,527

Corteva, Inc.	7,761	488,788

CRH PLC	4,331	444,014

Ecolab, Inc.	2,361	635,133

International Flavors & Fragrances, Inc.	3,925	321,104

International Paper Co.	285	16,060

Martin Marietta Materials, Inc.	651	314,524

Nucor Corp.	522	71,759

Packaging Corp. of America	1,360	289,802

PPG Industries, Inc.	2,645	299,467

Sherwin-Williams Co.	1,859	673,460

Southern Copper Corp.	3,299	293,380

Vulcan Materials Co.	1,468	363,051

(Cost $3,874,306)		4,496,069

Real Estate — 5.0%

Alexandria Real Estate Equities, Inc. REIT	3,803	388,895

American Tower Corp. REIT	3,923	806,647

AvalonBay Communities, Inc. REIT	2,135	482,894

CBRE Group, Inc., Class A *	1,504	213,478

CoStar Group, Inc. *	2,130	162,412

Crown Castle, Inc. REIT	5,507	518,209

Digital Realty Trust, Inc. REIT	3,236	505,852

Equinix, Inc. REIT	798	721,887

Equity Residential REIT	6,105	452,808

Essex Property Trust, Inc. REIT	1,407	438,379

	Number of Shares	Value $

Extra Space Storage, Inc. REIT	3,060	466,834

Healthpeak Properties, Inc. REIT	18,148	371,308

Invitation Homes, Inc. REIT	12,537	426,383

Iron Mountain, Inc. REIT	4,324	402,867

Mid-America Apartment Communities, Inc. REIT	2,456	412,903

Millrose Properties, Inc. REIT *	3,298	75,392

Prologis, Inc. REIT	7,355	911,432

Public Storage REIT	1,757	533,460

Realty Income Corp. REIT	9,949	567,391

SBA Communications Corp. REIT	2,074	451,925

Simon Property Group, Inc. REIT	3,267	607,956

Ventas, Inc. REIT	7,276	503,354

VICI Properties, Inc. REIT	15,923	517,338

Welltower, Inc. REIT	5,377	825,423

Weyerhaeuser Co. REIT	11,199	337,090

(Cost $11,125,978)		12,102,517

Utilities — 1.1%

American Water Works Co., Inc.	11,265	1,531,702

Edison International	19,154	1,042,744

(Cost $2,817,179)		2,574,446

TOTAL COMMON STOCKS
(Cost $187,254,152)		243,881,113

EXCHANGE-TRADED FUNDS — 0.1%

iShares Paris-Aligned Climate MSCI USA ETF	300	19,257

Vanguard Mid-Cap ETF	100	27,051

Xtrackers MSCI USA Climate Action Equity ETF (b)	9,500	357,980

(Cost $339,837)		404,288

SECURITIES LENDING

COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (c)(d)

(Cost $62,275)	62,275	62,275

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 4.30% (c)

(Cost $504,468)	504,468	504,468

TOTAL INVESTMENTS — 99.9%

(Cost $188,160,732)		244,852,144

Other assets and liabilities, net — 0.1%		156,646

NET ASSETS — 100.0%		245,008,790

See Notes to Financial Statements.

DBX ETF Trust  |  45

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 28, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025

EXCHANGE-TRADED FUNDS — 0.1%

Xtrackers MSCI USA Climate Action Equity ETF (b)

307,443	137,422	(111,887)		2,553	22,449	3,140	—	9,500	357,980

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (c)(d)

512,450	—	(450,175	) (e)	—	—	3,296	—	62,275	62,275

CASH EQUIVALENTS — 0.2%

DWS Government Money Market Series “Institutional Shares”, 4.30% (c)

307,334	1,898,424	(1,701,290)		—	—	9,375	—	504,468	504,468

1,127,227	2,035,846	(2,263,352)		2,553	22,449	15,811	—	576,243	924,723

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $201,495, which is 0.1% of net assets.

(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $138,488.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

ADR:	American Depositary Receipt
REIT:	Real Estate Investment Trust

At February 28, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)

Micro E-Mini S&P 500 Index	USD	20	606,346	596,325	3/21/2025	(10,021)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.

46  |  DBX ETF Trust

Schedule of Investments

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (Continued)

February 28, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$243,881,113	$—	$—	$243,881,113

Exchange-Traded Funds	404,288	—	—	404,288
Short-Term Investments (a)	566,743	—	—	566,743

TOTAL	$244,852,144	$—	$—	$244,852,144

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)
Futures Contracts	$(10,021)	$—	$—	$(10,021)

TOTAL	$(10,021)	$—	$—	$(10,021)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

DBX ETF Trust  |  47

Schedule of Investments

Xtrackers RREEF Global Natural Resources ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 96.8%

Brazil — 3.7%

Suzano SA, ADR	35,350	339,713

Vale SA	80,584	757,299

(Cost $1,185,389)		1,097,012

Canada — 18.3%

Agnico Eagle Mines Ltd.	12,300	1,189,998

ARC Resources Ltd.	24,782	459,668

First Quantum Minerals Ltd. *	20,010	249,335

Franco-Nevada Corp.	4,076	584,315

Imperial Oil Ltd.	1,882	128,149

Ivanhoe Mines Ltd., Class A *	59,715	569,149

Nutrien Ltd.	20,809	1,095,233

Suncor Energy, Inc.	16,940	651,000

Teck Resources Ltd., Class B	10,826	437,534

(Cost $5,195,419)		5,364,381

Finland — 5.3%

Stora Enso OYJ, Class R	47,542	512,484

UPM-Kymmene OYJ	36,012	1,053,913

(Cost $1,775,814)		1,566,397

France — 3.9%
TotalEnergies SE

(Cost $1,136,808)	18,819	1,130,857

India — 1.4%
Reliance Industries Ltd., GDR, 144A

(Cost $536,879)	7,472	407,971

Ireland — 3.6%

Smurfit WestRock PLC	16,459	857,020

Smurfit WestRock PLC	3,728	192,647

(Cost $930,694)		1,049,667

Luxembourg — 2.3%
ArcelorMittal SA

(Cost $537,321)	23,311	665,240

Norway — 2.6%
Norsk Hydro ASA

(Cost $721,275)	128,247	755,327

Singapore — 1.2%
Wilmar International Ltd.

(Cost $346,681)	149,159	354,982

South Africa — 1.5%
Gold Fields Ltd.

(Cost $346,395)	25,020	439,455

Switzerland — 5.9%

Glencore PLC *	292,630	1,175,957

SIG Group AG *	27,591	547,386

(Cost $2,022,076)		1,723,343

	Number of Shares	Value $

United Kingdom — 15.2%

Anglo American PLC	16,563	487,180

BP PLC	151,865	836,305

Mondi PLC	34,581	534,487

Rio Tinto PLC	8,107	489,368

Shell PLC	64,062	2,126,296

(Cost $4,373,051)		4,473,636

United States — 31.9%

Avery Dennison Corp.	1,220	229,323

Berry Global Group, Inc.	4,111	296,691

Bunge Global SA	4,070	301,953

CF Industries Holdings, Inc.	1,844	149,401

Chevron Corp.	2,771	439,536

Cleveland-Cliffs, Inc. *	31,267	338,934

Commercial Metals Co.	6,158	298,294

ConocoPhillips	4,751	471,062

Corteva, Inc.	20,664	1,301,419

Coterra Energy, Inc.	20,328	548,653

Darling Ingredients, Inc. *	5,425	195,788

Diamondback Energy, Inc.	1,363	216,663

Exxon Mobil Corp.	11,048	1,229,974

FMC Corp.	2,813	103,800

Freeport-McMoRan, Inc.	17,074	630,201

Graphic Packaging Holding Co.	7,905	210,905

Ingredion, Inc.	2,092	273,236

International Paper Co.	8,356	460,314

Mosaic Co.	16,557	396,043

Nucor Corp.	4,678	643,085

Sealed Air Corp.	2,945	100,660

Weyerhaeuser Co. REIT	17,663	531,656

(Cost $9,630,081)		9,367,591

TOTAL COMMON STOCKS

(Cost $28,737,883)		28,395,859

PREFERRED STOCKS — 2.1%

Brazil — 2.1%
Petroleo Brasileiro SA

(Cost $628,476)	98,713	604,372

CASH EQUIVALENTS — 0.7%
DWS Government Money Market
Series “Institutional Shares”, 4.30% (a)

(Cost $212,226)	212,226	212,226

TOTAL INVESTMENTS — 99.6%

(Cost $29,578,585)		29,212,457

Other assets and liabilities, net — 0.4%		117,516

NET ASSETS — 100.0%		29,329,973

See Notes to Financial Statements.

48  |  DBX ETF Trust

Schedule of Investments

Xtrackers RREEF Global Natural Resources ETF (Continued)

February 28, 2025 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (a)(b)

—	—	—	—	—	280	—	—	—

CASH EQUIVALENTS — 0.7%

DWS Government Money Market Series “Institutional Shares”, 4.30% (a)

—	7,602,232	(7,390,006)	—	—	3,732	—	212,226	212,226

—	7,602,232	(7,390,006)	—	—	4,012	—	212,226	212,226

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$28,395,859	$—	$—	$28,395,859

Preferred Stocks	604,372	—	—	604,372
Short-Term Investments (a)	212,226	—	—	212,226

TOTAL	$29,212,457	$—	$—	$29,212,457

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |  49

Statements of Assets and Liabilities

February 28, 2025 (unaudited)

	Xtrackers
	Emerging
	Markets		Xtrackers MSCI
	Carbon		Emerging	Xtrackers MSCI
	Reduction	Xtrackers MSCI	Markets	USA Climate
	and Climate	EAFE Selection	Climate	Action Equity
	Improvers ETF	Equity ETF	Selection ETF	ETF

Assets
Investment in non-affiliated securities at value	$41,143,513	$53,955,998	$194,647,059	$2,830,057,181
Investment in DWS Government Money Market Series	150,737	52,686	1,127,113	5,845,554
Investment in DWS Government & Agency Securities Portfolio*	247	—	125,685	—
Foreign currency at value	92,130	114,724	213,670	—
Deposit with broker for futures contracts	8,757	9,206	52,538	418,601
Foreign tax receivable	—	—	83,329	—
Receivables:
Investment securities sold	—	811,087	—	7,517,885
Variation margin on futures contracts	—	3,657	—	130,852
Dividends	50,501	71,590	488,036	3,053,883
Interest	594	190	3,596	18,988
Affiliated securities lending income	26	1	8	13
Foreign tax reclaim	2,252	72,718	—	—
Total assets	$41,448,757	$55,091,857	$196,741,034	$2,847,042,957

Liabilities
Payable upon return of securities loaned	$247	$—	$125,685	$—
Payables:
Investment securities purchased	—	980,490	—	7,652,443
Investment advisory fees	4,917	5,808	23,527	155,099
Variation margin on futures contracts	3,771	—	22,633	—
Deferred foreign tax	9,369	—	—	—
Total liabilities	18,304	986,298	171,845	7,807,542
Net Assets, at value	$41,430,453	$54,105,559	$196,569,189	$2,839,235,415

Net Assets Consist of
Paid-in capital	$126,475,005	$50,078,357	$197,548,035	$2,183,767,805
Distributable earnings (loss)	(85,044,552)	4,027,202	(978,846)	655,467,610

Net Assets, at value	$41,430,453	$54,105,559	$196,569,189	$2,839,235,415
Number of Common Shares outstanding	1,400,001	1,750,001	7,050,001	75,300,001
Net Asset Value	$29.59	$30.92	$27.88	$37.71

Investment in non-affiliated securities at cost	$46,511,822	$46,491,522	$184,431,179	$2,362,866,281
Value of securities loaned	$241	$—	$122,693	$—
Investment in DWS Government Money Market Series at cost	$150,737	$52,686	$1,127,113	$5,845,554
Investment in DWS Government & Agency Securities Portfolio at cost*	$247	$—	$125,685	$—
Foreign currency at cost	$97,387	$114,667	$213,967	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

50 |  DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 28, 2025 (unaudited)

		Xtrackers Net	Xtrackers
	Xtrackers MSCI	Zero Pathway	RREEF Global
	USA Selection	Paris Aligned	Natural
	Equity ETF	US Equity ETF	Resources ETF

Assets
Investment in non-affiliated securities at value	$552,391,961	$243,927,421	$29,000,231
Investment in affiliated securities at value	348,075	357,980	—
Investment in DWS Government Money Market Series	3,286,778	504,468	212,226
Investment in DWS Government & Agency Securities Portfolio*	—	62,275	—
Foreign currency at value	—	—	37,590
Deposit with broker for futures contracts	107,350	33,519	—
Receivables:
Investment securities sold	3,320,109	—	—
Variation margin on futures contracts	128,622	8,767	—
Dividends	534,076	194,116	82,103
Interest	11,435	1,499	626
Affiliated securities lending income	1	56	34
Foreign tax reclaim	382	—	7,461
Total assets	$560,128,789	$245,090,101	$29,340,271

Liabilities
Payable upon return of securities loaned	$—	$62,275	$—
Payables:
Investment securities purchased	5,143,212	—	—
Investment advisory fees	37,683	19,036	10,298
Total liabilities	5,180,895	81,311	10,298
Net Assets, at value	$554,947,894	$245,008,790	$29,329,973

Net Assets Consist of
Paid-in capital	$403,591,194	$186,665,843	$30,863,700
Distributable earnings (loss)	151,356,700	58,342,947	(1,533,727)

Net Assets, at value	$554,947,894	$245,008,790	$29,329,973
Number of Common Shares outstanding	10,350,001	6,500,001	1,175,001
Net Asset Value	$53.62	$37.69	$24.96

Investment in non-affiliated securities at cost	$494,250,237	$187,289,487	$29,366,359
Investment in affiliated securities at cost	$356,088	$304,502	$–
Value of securities loaned	$—	$201,495	$—
Investment in DWS Government Money Market Series at cost	$3,286,778	$504,468	$212,226
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$62,275	$—
Non-cash collateral for securities on loan	$—	$138,488	$—
Foreign currency at cost	$—	$—	$37,892

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |  51

Statements of Operations

For the Six Months Ended February 28, 2025 (Unaudited)

	Xtrackers
	Emerging
	Markets		Xtrackers MSCI
	Carbon		Emerging	Xtrackers MSCI
	Reduction	Xtrackers MSCI	Markets	USA Climate
	and Climate	EAFE Selection	Climate	Action Equity
	Improvers ETF	Equity ETF	Selection ETF	ETF

Investment Income
Unaffiliated dividend income*	$443,302	$423,952	$2,173,320	$17,042,453
Income distributions from affiliated funds	35,910	1,204	54,351	152,516
Affiliated securities lending income	831	63	19	62
Total investment income	480,043	425,219	2,227,690	17,195,031

Expenses
Investment advisory fees	50,105	36,297	166,590	895,341
Other expenses	58	58	58	58
Total expenses	50,163	36,355	166,648	895,399
Less fees waived (see note 3):
Waiver	(725)	(25)	(1,342)	(3,245)
Net expenses	49,438	36,330	165,306	892,154
Net investment income (loss)	430,605	388,889	2,062,384	16,302,877

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	2,941,140	(345,568)	(6,967,383)	(6,621,692)
In-kind redemptions	(717,267)	—	(528,624)	192,143,498
Futures contracts	(16,646)	(8,138)	(15,921)	262,022
Foreign currency transactions	(22,357)	(13,263)	(370,022)	—
Net realized gain (loss)	2,184,870	(366,969)	(7,881,950)	185,783,828
Net change in unrealized appreciation (depreciation) on:
Investments***	371,879	(2,310,080)	8,113,782	(9,972,480)
Futures contracts	(29,365)	1,323	18,880	(352,610)
Foreign currency translations	(1,529)	(9,321)	(10,195)	—
Net change in unrealized appreciation (depreciation)	340,985	(2,318,078)	8,122,467	(10,325,090)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2,525,855	(2,685,047)	240,517	175,458,738
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,956,460	$(2,296,158)	$2,302,901	$191,761,615

* Unaffiliated foreign tax withheld	$58,902	$43,383	$249,917	$1,868
** Including foreign taxes	$385,414	$—	$184,118	$—
*** Including change in deferred foreign taxes	$871,011	$—	$294,752	$—

See Notes to Financial Statements.

52  |  DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 28, 2025 (Unaudited)

		Xtrackers Net	Xtrackers
	Xtrackers MSCI	Zero Pathway	RREEF Global
	USA Selection	Paris Aligned	Natural
	Equity ETF	US Equity ETF	Resources ETF

Investment Income
Unaffiliated dividend income*	$5,287,401	$1,499,141	$352,124
Affiliated dividend income	—	3,140	—
Income distributions from affiliated funds	99,577	9,375	3,732
Affiliated securities lending income	83	3,296	280
Total investment income	5,387,061	1,514,952	356,136

Expenses
Investment advisory fees	402,535	115,287	66,409
Other expenses	58	58	44
Total expenses	402,593	115,345	66,453
Less fees waived (see note 3):
Waiver	(2,120)	(338)	(87)
Net expenses	400,473	115,007	66,366
Net investment income (loss)	4,986,588	1,399,945	289,770

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,403,488)	(1,045,605)	(1,171,572)
Investments in affiliates	791	2,553	—
In-kind redemptions	183,960,855	4,493,713	—
Futures contracts	177,050	22,619	—
Foreign currency transactions	—	—	(17,521)
Net realized gain (loss)	182,735,208	3,473,280	(1,189,093)
Net change in unrealized appreciation (depreciation) on:
Investments	(144,583,352)	2,912,801	(813,636)
Investments in affiliates	(8,013)	22,449	—
Futures contracts	(97,556)	(16,133)	—
Foreign currency translations	—	—	(3,057)
Net change in unrealized appreciation (depreciation)	(144,688,921)	2,919,117	(816,693)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	38,046,287	6,392,397	(2,005,786)
Net Increase (Decrease) in Net Assets Resulting from Operations	$43,032,875	$7,792,342	$(1,716,016)

* Unaffiliated foreign tax withheld	$3,217	$—	$24,800

See Notes to Financial Statements.

DBX ETF Trust  |  53

Statements of Changes in Net Assets

	Xtrackers Emerging Markets
	Carbon Reduction and Climate		Xtrackers MSCI EAFE Selection
	Improvers ETF		Equity ETF
	For the Six		For the Six
	Months Ended		Months Ended
	February 28,		February 28,
	2025	Year Ended	2025	Year Ended
	(Unaudited)	August 31, 2024	(Unaudited)	August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$430,605	$7,665,264	$388,889	$1,225,950
Net realized gain (loss)	2,184,870	(32,238,810)	(366,969)	(5,235)
Net change in net unrealized appreciation (depreciation)	340,985	83,350,970	(2,318,078)	7,820,147
Net increase (decrease) in net assets resulting from operations	2,956,460	58,777,424	(2,296,158)	9,040,862
Distributions to Shareholders	(2,830,262)	(8,720,560)	(595,841)	(1,250,289)
Fund Shares Transactions
Proceeds from shares sold	1,651,318	329,006,403	3,090,434	4,517,522
Value of shares redeemed	(54,609,967)	(777,045,199)	—	(1,584,526)
Net increase (decrease) in net assets resulting from fund share transactions	(52,958,649)	(448,038,796)	3,090,434	2,932,996
Total net increase (decrease) in Net Assets	(52,832,451)	(397,981,932)	198,435	10,723,569
Net Assets
Beginning of period	94,262,904	492,244,836	53,907,124	43,183,555
End of period	$41,430,453	$94,262,904	$54,105,559	$53,907,124

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,100,001	18,400,001	1,650,001	1,550,001
Shares sold	50,000	12,150,000	100,000	150,000
Shares redeemed	(1,750,000)	(27,450,000)	—	(50,000)
Shares outstanding, end of period	1,400,001	3,100,001	1,750,001	1,650,001

See Notes to Financial Statements.

54  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging		Xtrackers MSCI USA Climate
	Markets Climate Selection ETF		Action Equity ETF
	For the Six		For the Six
	Months Ended		Months Ended
	February 28,		February 28,
	2025	Year Ended	2025	Year Ended
	(Unaudited)	August 31, 2024	(Unaudited)	August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,062,384	$596,277	$16,302,877	$28,577,351
Net realized gain (loss)	(7,881,950)	(782,685)	185,783,828	231,222,329
Net change in net unrealized appreciation (depreciation)	8,122,467	3,802,076	(10,325,090)	253,783,232
Net increase (decrease) in net assets resulting from operations	2,302,901	3,615,668	191,761,615	513,582,912
Distributions to Shareholders	(1,503,299)	(586,531)	(16,653,058)	(32,682,806)
Fund Shares Transactions
Proceeds from shares sold	432,114,694	—	1,002,070,027	575,108,072
Value of shares redeemed	(264,361,248)	—	(550,392,522)	(1,118,683,278)
Net increase (decrease) in net assets resulting from fund share transactions	167,753,446	—	451,677,505	(543,575,206)
Total net increase (decrease) in Net Assets	168,553,048	3,029,137	626,786,062	(62,675,100)
Net Assets
Beginning of period	28,016,141	24,987,004	2,212,449,353	2,275,124,453
End of period	$196,569,189	$28,016,141	$2,839,235,415	$2,212,449,353

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,050,001	1,050,001	62,600,001	81,100,001
Shares sold	16,000,000	—	27,200,000	19,000,000
Shares redeemed	(10,000,000)	—	(14,500,000)	(37,500,000)
Shares outstanding, end of period	7,050,001	1,050,001	75,300,001	62,600,001

See Notes to Financial Statements.

DBX ETF Trust  |  55

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI USA Selection		Xtrackers Net Zero Pathway Paris
	Equity ETF		Aligned US Equity ETF
	For the Six		For the Six
	Months Ended		Months Ended
	February 28,		February 28,
	2025	Year Ended	2025	Year Ended
	(Unaudited)	August 31, 2024	(Unaudited)	August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,986,588	$13,754,946	$1,399,945	$2,267,724
Net realized gain (loss)	182,735,208	139,225,130	3,473,280	5,508,144
Net change in net unrealized appreciation (depreciation)	(144,688,921)	91,051,668	2,919,117	37,350,208
Net increase (decrease) in net assets resulting from operations	43,032,875	244,031,744	7,792,342	45,126,076
Distributions to Shareholders	(6,608,952)	(14,649,602)	(1,509,917)	(2,136,306)
Fund Shares Transactions
Proceeds from shares sold	96,414,109	189,393,361	28,334,876	45,647,060
Value of shares redeemed	(622,558,170)	(656,999,562)	(11,285,871)	(14,855,434)
Net increase (decrease) in net assets resulting from fund share transactions	(526,144,061)	(467,606,201)	17,049,005	30,791,626
Total net increase (decrease) in Net Assets	(489,720,138)	(238,224,059)	23,331,430	73,781,396
Net Assets
Beginning of period	1,044,668,032	1,282,892,091	221,677,360	147,895,964
End of period	$554,947,894	$1,044,668,032	$245,008,790	$221,677,360

Changes in Shares Outstanding
Shares outstanding, beginning of period	20,000,001	30,650,001	6,050,001	5,100,001
Shares sold	1,800,000	4,050,000	750,000	1,400,000
Shares redeemed	(11,450,000)	(14,700,000)	(300,000)	(450,000)
Shares outstanding, end of period	10,350,001	20,000,001	6,500,001	6,050,001

See Notes to Financial Statements.

56  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers RREEF Global Natural
	Resources ETF
	For the Six
	Months Ended	For the Period
	February 28,	February 27,
	2025	2024(1) to
	(Unaudited)	August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$289,770	$197,174
Net realized gain (loss)	(1,189,093)	222,505
Net change in net unrealized appreciation (depreciation)	(816,693)	450,250
Net increase (decrease) in net assets resulting from operations	(1,716,016)	869,929
Distributions to Shareholders	(569,915)	(117,725)
Fund Shares Transactions
Proceeds from shares sold	676,313	30,187,362
Value of shares redeemed	—	—
Net increase (decrease) in net assets resulting from fund share transactions	676,313	30,187,362
Total net increase (decrease) in Net Assets	(1,609,618)	30,939,566
Net Assets
Beginning of period	30,939,591	25
End of period	$29,329,973	$30,939,591

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,150,001	1
Shares sold	25,000	1,150,000
Shares redeemed	—	—
Shares outstanding, end of period	1,175,001	1,150,001

(1)	Commencement of Operations.

See Notes to Financial Statements.

DBX ETF Trust  |  57

Financial Highlights

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

	For the Six Months Ended 2/28/2025 (Unaudited)		Years Ended August 31,
			2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of period	$30.41		$26.75	$26.93	$34.69	$27.90	$25.42

Income (loss) from investment operations:

Net investment income (loss)(a)	0.20		0.47	0.60	0.70	0.57	0.68

Net realized and unrealized gain (loss)	0.87		3.48	(0.08)	(7.88)	6.86	2.53

Total from investment operations	1.07		3.95	0.52	(7.18)	7.43	3.21

Less distributions from:

Net investment income	(1.89)		(0.29)	(0.70)	(0.58)	(0.64)	(0.73)

Total from distributions	(1.89)		(0.29)	(0.70)	(0.58)	(0.64)	(0.73)

Net Asset Value, end of period	$29.59		$30.41	$26.75	$26.93	$34.69	$27.90

Total Return (%)(b)	3.63	**	14.88	2.01	(20.81)	26.80	12.74

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($millions)	41		94	492	493	496	8

Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	0.15	0.16	0.16

Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	0.15	0.16	0.16

Ratio of net investment income (loss) (%)	1.29	*	1.70	2.30	2.30	1.97	2.61

Portfolio turnover rate (%)(c)	7	**	79	16	33	17	13

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

58  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI EAFE Selection Equity ETF

	For the Six Months Ended 2/28/2025 (Unaudited)		Years Ended August 31,
			2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of period	$32.67		$27.86	$24.26	$31.79	$25.96	$24.10

Income (loss) from investment operations:

Net investment income (loss)(a)	0.23		0.77	0.78	0.85	0.72	0.59

Net realized and unrealized gain (loss)	(1.64)		4.82	3.51	(7.57)	5.80	1.83

Total from investment operations	(1.41)		5.59	4.29	(6.72)	6.52	2.42

Less distributions from:

Net investment income	(0.34)		(0.78)	(0.69)	(0.81)	(0.69)	(0.56)

Total from distributions	(0.34)		(0.78)	(0.69)	(0.81)	(0.69)	(0.56)

Net Asset Value, end of period	$30.92		$32.67	$27.86	$24.26	$31.79	$25.96

Total Return (%)(b)	(4.26	)**	20.32	17.79	(21.40)	25.28	10.12

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($millions)	54		54	43	29	19	12

Ratio of expenses before fee waiver (%)	0.14	*	0.14	0.14	0.14	0.14	0.14

Ratio of expenses after fee waiver (%)	0.14	*	0.14	0.14	0.14	0.14	0.14

Ratio of net investment income (loss) (%)	1.50	*	2.59	2.92	3.04	2.45	2.39

Portfolio turnover rate (%)(c)	3	**	12	25	22	22	16

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  59

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets Climate Selection ETF

	For the Six Months Ended 2/28/2025 (Unaudited)		Years Ended August 31,
			2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of period	$26.68		$23.80	$24.39	$33.60	$28.57	$24.70

Income (loss) from investment operations:

Net investment income (loss)(a)	0.25		0.57	0.53	0.64	0.49	0.86

Net realized and unrealized gain (loss)	1.04		2.87	(0.65)	(9.14)	4.77	4.07

Total from investment operations	1.29		3.44	(0.12)	(8.50)	5.26	4.93

Less distributions from:

Net investment income	(0.09)		(0.56)	(0.47)	(0.71)	(0.23)	(1.06)

Net realized gains	–		–	–	–	–	(0.00	)(b)

Total from distributions	(0.09)		(0.56)	(0.47)	(0.71)	(0.23)	(1.06)

Net Asset Value, end of period	$27.88		$26.68	$23.80	$24.39	$33.60	$28.57

Total Return (%)(c)	4.85	**	14.74	(0.51)	(25.55)	18.43	20.32

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($millions)	197		28	25	23	25	9

Ratio of expenses before fee waiver (%)	0.15	*	0.20	0.20	0.20	0.20	0.20

Ratio of expenses after fee waiver (%)	0.15	*	0.20	0.20	0.20	0.20	0.20

Ratio of net investment income (loss) (%)	1.89	*	2.33	2.21	2.22	1.48	3.38

Portfolio turnover rate (%)(d)	137	**	14	23	24	26	17

(a)	Based on average shares outstanding during the period.
(b)	Amount represents less than $0.005.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

60  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI USA Climate Action Equity ETF

	For the Six Months Ended 2/28/2025 (Unaudited)		Year Ended 8/31/2024	Period Ended 8/31/2023(a)

Selected Per Share Data

Net Asset Value, beginning of period	$35.34		$28.05	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.23		0.42	0.17

Net realized and unrealized gain (loss)	2.40		7.32	2.96

Total from investment operations	2.63		7.74	3.13

Less distributions from:

Net investment income	(0.26)		(0.41)	(0.08)

Net realized gains	–		(0.04)	–

Total from distributions	(0.26)		(0.45)	(0.08)

Net Asset Value, end of period	$37.71		$35.34	$28.05

Total Return (%)(c)	7.45	**	27.85	12.55	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($millions)	2,839		2,212	2,275

Ratio of expenses before fee waiver (%)	0.07	*	0.07	0.07	*

Ratio of expenses after fee waiver (%)	0.07	*	0.07	0.07	*

Ratio of net investment income (loss) (%)	1.27	*	1.36	1.57	*

Portfolio turnover rate (%)(d)	5	**	20	7	**

(a)	For the period April 4, 2023 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers MSCI USA Selection Equity ETF

	For the Six Months Ended 2/28/2025 (Unaudited)		Years Ended August 31,
			2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of period	$52.23		$41.86	$35.87	$41.89	$31.84	$26.69

Income (loss) from investment operations:

Net investment income (loss)(a)	0.30		0.58	0.57	0.53	0.50	0.51

Net realized and unrealized gain (loss)	1.45		10.41	6.04	(6.04)	10.05	5.10

Total from investment operations	1.75		10.99	6.61	(5.51)	10.55	5.61

Less distributions from:

Net investment income	(0.36)		(0.62)	(0.62)	(0.51)	(0.50)	(0.46)

Total from distributions	(0.36)		(0.62)	(0.62)	(0.51)	(0.50)	(0.46)

Net Asset Value, end of period	$53.62		$52.23	$41.86	$35.87	$41.89	$31.84

Total Return (%)(b)	3.33	**	26.52	18.68	(13.29)	33.48	21.42

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($millions)	555		1,045	1,283	3,060	3,889	2,666

Ratio of expenses before fee waiver (%)	0.09	*	0.10	0.10	0.10	0.10	0.10

Ratio of expenses after fee waiver (%)	0.09	*	0.09	0.09	0.09	0.09	0.09

Ratio of net investment income (loss) (%)	1.11	*	1.26	1.56	1.32	1.39	1.83

Portfolio turnover rate (%)(c)	1	**	7	6	6	12	9

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

	For the Six Months Ended 2/28/2025 (Unaudited)		Years Ended August 31,			Period Ended 8/31/2022(a)
			2024	2023

Selected Per Share Data

Net Asset Value, beginning of period	$36.64		$29.00	$25.21		$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.23		0.41	0.39		0.07

Net realized and unrealized gain (loss)	1.07		7.62	3.74		0.14

Total from investment operations	1.30		8.03	4.13		0.21

Less distributions from:

Net investment income	(0.25)		(0.39)	(0.34)		–

Net realized gains	–		–	(0.00	)(c)	–

Total from distributions	(0.25)		(0.39)	(0.34)		–

Net Asset Value, end of period	$37.69		$36.64	$29.00		$25.21

Total Return (%)(d)	3.56	**	27.94	16.60		0.84	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($millions)	245		222	148		76

Ratio of expenses before fee waiver (%)	0.10	*	0.10	0.10		0.10	*

Ratio of expenses after fee waiver (%)	0.10	*	0.10	0.10		0.10	*

Ratio of net investment income (loss) (%)	1.21	*	1.28	1.49		1.50	*

Portfolio turnover rate (%)(e)	4	**	11	8		11	**

(a)	For the period June 28, 2022 (commencement of operations) through August 31, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

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Financial Highlights (Continued)

Xtrackers RREEF Global Natural Resources ETF

	For the Six Months Ended 2/28/2025 (Unaudited)		Period Ended 8/31/2024(a)

Selected Per Share Data

Net Asset Value, beginning of period	$26.90		$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.25		0.46

Net realized and unrealized gain (loss)	(1.70)		1.72

Total from investment operations	(1.45)		2.18

Less distributions from:

Net investment income	(0.26)		(0.28)

Net realized gains	(0.23)		–

Total from distributions	(0.49)		(0.28)

Net Asset Value, end of period	$24.96		$26.90

Total Return (%)(c)	(5.39	)**	8.75	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($millions)	29		31

Ratio of expenses before fee waiver (%)	0.45	*	0.45	*

Ratio of expenses after fee waiver (%)	0.45	*	0.45	*

Ratio of net investment income (loss) (%)	1.96	*	3.41	*

Portfolio turnover rate (%)(d)	64	**	49	**

(a)	For the period February 27, 2024 (commencement of operations) through August 31, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

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Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2025, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Xtrackers MSCI EAFE Selection Equity ETF

Xtrackers MSCI Emerging Markets Climate Selection ETF

Xtrackers MSCI USA Climate Action Equity ETF

Xtrackers MSCI USA Selection Equity ETF

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

Xtrackers RREEF Global Natural Resources ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA

(“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”). RREEF America L.L.C. (“RREEF”) an affiliate of the Advisor serves as the Sub-Advisor to the Xtrackers RREEF Global Natural Resources ETF.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”), except Xtrackers RREEF Global Natural Resources ETF which offers shares that are listed and traded on the Nasdaq Stock Market (“NASDAQ”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares except for Xtrackers RREEF Global Natural Resources ETF which lots consists of 10,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each of the following Funds is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR
Xtrackers MSCI EAFE Selection Equity ETF (formerly Xtrackers MSCI EAFE ESG Leaders Equity ETF)*	MSCI EAFE Selection Index (formerly MSCI EAFE ESG Leaders Index)*
Xtrackers MSCI Emerging Markets Climate Selection ETF (formerly Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF)**	MSCI Global Climate 500 Emerging Markets Selection Index (formerly MSCI Emerging Markets ESG Leaders Index)**
Xtrackers MSCI USA Climate Action Equity ETF	MSCI USA Climate Action Index
Xtrackers MSCI USA Selection Equity ETF (formerly Xtrackers MSCI USA ESG Leaders Equity ETF)*	MSCI USA Selection Index (formerly MSCI USA ESG Leaders Index)*
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	Solactive ISS ESG United States Net Zero Pathway Enhanced Index

* Effective February 3, 2025, MSCI Inc. (the Index Provider) changed the name of the Fund’s Underlying Index. At such time, the Fund also changed its name. There was no change to the index methodology of the Fund’s Underlying Index and no changes in the investment policies of the Fund. The Fund will continue to seek investment results that correspond generally to the performance, before fees and expenses, of its Underlying Index. The Fund’s ticker symbol remains the same.

** Effective November 4, 2024, the Fund’s ticker symbol changed from EMSG to EMCS. At that time, the Fund also changed its investment objective of seeking investments results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index, to seeking investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the MSCI Global Climate 500 Emerging Markets Selection Index.

The Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “EMCR Index”) is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The EMCR Index is then

DBX ETF Trust  |  65

weighted in such a manner seeking to align its constituents companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI EAFE Selection Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. Under normal circumstances, the annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI Global Climate 500 Emerging Markets Selection Index is comprised of large and mid-capitalization companies in emerging markets that meet certain environmental, social and governance (“ESG”) criteria. The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries, as defined by the index provider. Under normal circumstances, the Underlying Index is rebalanced on a semi-annual basis as of the close of business of the last business day of May and November, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI USA Climate Action Index is comprised of large and mid-capitalization companies in the United States that the

Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition. Under normal circumstances, the Underlying Index is rebalanced on a semi-annual basis, and reviewed and reweighted on an ongoing basis. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

The MSCI USA Selection Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S. market. Under normal circumstances, the annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The Solactive ISS ESG United States Net Zero Pathway Enhanced Index is comprised of large and mid-capitalization companies in the United States that meet certain ESG criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers RREEF Global Resources ETF “NRES” seeks total return from both capital appreciation and current income. NRES is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index. Under normal circumstances, NRES invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in securities of companies in the natural resources sector.

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF and Xtrackers MSCI USA Selection Equity ETF are diversified series of the Trust. Xtrackers MSCI Emerging Markets Climate Selection ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

66  |  DBX ETF Trust

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

DBX ETF Trust  |  67

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of

Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF and Xtrackers MSCI Emerging Markets Climate Selection ETF to pay out dividends from its net investment income, if any, to investors semi-annually. It is the policy of Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers RREEF Global Natural Resources ETF to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2024 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2024), remains subject to examination by taxing authorities. Specific to foreign countries in which the applicable Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the

Statements of Operations. For the period ended February 28, 2025, the Funds did not incur any interest or penalties.

At August 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$19,232,299	$61,092,253	$80,324,552
Xtrackers MSCI EAFE Selection Equity ETF	600,681	1,613,651	2,214,332
Xtrackers MSCI Emerging Markets Climate Selection ETF	884,105	2,515,856	3,399,961
Xtrackers MSCI USA Selection Equity ETF	15,906,539	54,390,232	70,296,771
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	580,526	803,354	1,383,880

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As of August 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

		Net Unrealized	Aggregate Gross	Aggregate Gross
		Appreciation	Unrealized	Unrealized
	Aggregate Tax Cost	(Depreciation)	Appreciation	(Depreciation)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$101,211,410	$(6,378,342)	$15,741,994	$(22,120,336)
Xtrackers MSCI EAFE Selection Equity ETF	45,008,834	8,808,795	10,951,665	(2,142,870)
Xtrackers MSCI Emerging Markets Climate Selection ETF	26,950,148	1,444,498	5,796,995	(4,352,497)

Xtrackers MSCI USA Climate Action Equity ETF	1,731,675,833	474,511,057	509,457,751	(34,946,694)
Xtrackers MSCI USA Selection Equity ETF	857,744,827	182,589,005	238,747,591	(56,158,586)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	169,097,719	52,891,355	56,392,925	(3,501,570)
Xtrackers RREEF Global Natural Resources ETF	30,501,161	397,452	704,189	(306,737)

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of February 28, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF and Xtrackers MSCI USA Climate Action Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG serves as securities lending agent for Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets Climate Selection ETF and Xtrackers MSCI USA Selection Equity ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2025, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of February 28, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a

DBX ETF Trust  |  69

replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2025, the Funds listed below had securities on loan. The value of the related collateral for Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF and Xtrackers MSCI Emerging Markets Climate Selection ETF exceeded the value of the securities loaned at period end. The value of the related collateral for Xtrackers Net Zero Pathway Paris Aligned US Equity ETF was less than the value of securities on loan due to the increased market value of securities on loan as of at period end. On the next business day, additional collateral was received, and the value of collateral exceeded the value of the securities on loan.

Remaining Contractual Maturity of the Agreements, as of February 28, 2025
	Overnight		Between
	and		30 & 90
Securities Lending Transactions	Continuous	<30 Days	Days	>90 Days	Total
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Common Stocks	$247	$—	$—	$—	$247
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$247
Xtrackers MSCI Emerging Markets Climate Selection ETF
Common Stocks	$125,685	$—	$—	$—	$125,685
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$125,685
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Common Stocks	$200,763	$—	$—	$—	$200,763
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$200,763

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. For each fund, except, Xtrackers RREEF Global Natural Resources ETF, these futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. For Xtrackers RREEF Global Natural Resources ETF these futures will be used for liquidity purposes. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2025, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE Selection Equity ETF, Xtrackers MSCI Emerging Markets Climate Selection ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers MSCI USA Selection Equity ETF and Xtrackers Net Zero Pathway Paris Aligned US Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2025 is included in a table following the Funds’ Schedule of Investments.

70  |  DBX ETF Trust

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$1,795
	Total	$—	Total	$1,795

Xtrackers MSCI EAFE Selection Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$4,462	Unrealized depreciation on futures contracts*	$536
	Total	$4,462	Total	$536

Xtrackers MSCI Emerging Markets Climate Selection ETF
Equity contracts	Unrealized appreciation on futures contracts*	$18,930	Unrealized depreciation on futures contracts*	$—
	Total	$18,930	Total	$—

Xtrackers MSCI USA Climate Action Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$234,178
	Total	$—	Total	$234,178

Xtrackers MSCI USA Selection Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$62,350
	Total	$—	Total	$62,350

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$10,021
	Total	$—	Total	$10,021

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Futures Contracts
Net Realized Gain (Loss) from:	— Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$(16,646)
Xtrackers MSCI EAFE Selection Equity ETF	(8,138)
Xtrackers MSCI Emerging Markets Climate Selection ETF	(15,921)
Xtrackers MSCI USA Climate Action Equity ETF	262,022
Xtrackers MSCI USA Selection Equity ETF	177,050
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	22,619

Futures Contracts
Net Change in Unrealized Appreciation (Depreciation) on:	— Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$(29,365)
Xtrackers MSCI EAFE Selection Equity ETF	1,323
Xtrackers MSCI Emerging Markets Climate Selection ETF	18,880
Xtrackers MSCI USA Climate Action Equity ETF	(352,610)
Xtrackers MSCI USA Selection Equity ETF	(97,556)
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	(16,133)

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For the period ended February 28, 2025 the average monthly volume of derivatives was as follows:

Futures Contracts
(Contract Value)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$1,626,559
Xtrackers MSCI EAFE Selection Equity ETF	236,714
Xtrackers MSCI Emerging Markets Climate Selection ETF	577,397
Xtrackers MSCI USA Climate Action Equity ETF	10,210,058
Xtrackers MSCI USA Selection Equity ETF	4,205,870
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	408,960

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

RREEF America L.L.C. (“RREEF”) an affiliate of the Advisor serves as the Sub-Advisor to the Xtrackers RREEF Global Natural Resources ETF.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets (through November 11, 2024 for the Xtrackers MSCI Emerging Markets Climate

Selection ETF), computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory
Fee
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	0.15%
Xtrackers MSCI EAFE Selection Equity ETF	0.14%
Xtrackers MSCI Emerging Markets Climate Selection ETF	0.20%
Xtrackers MSCI USA Climate Action Equity ETF	0.07%
Xtrackers MSCI USA Selection Equity ETF	0.09%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	0.10%
Xtrackers RREEF Global Natural Resources ETF	0.45%

Effective November 12, 2024, for its investment advisory services to the Fund below, the Advisor was entitled to receive a unitary advisory fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory
Fee
Xtrackers MSCI Emerging Markets Climate Selection ETF	0.15%

72  |  DBX ETF Trust

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2025, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$725
Xtrackers MSCI EAFE Selection Equity ETF	25
Xtrackers MSCI Emerging Markets Climate Selection ETF	1,342
Xtrackers MSCI USA Climate Action Equity ETF	3,245
Xtrackers MSCI USA Selection Equity ETF	2,120
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	338
Xtrackers RREEF Global Natural Resources ETF	87

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the payments to the subadvisor (as applicable), cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the funds listed below. For the period ended February 28, 2025, the Funds incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending
Agent Fees
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$61
Xtrackers MSCI Emerging Markets Climate Selection ETF	1
Xtrackers MSCI USA Selection Equity ETF	6

4. Investment Portfolio Transactions

For the period ended February 28, 2025, the cost of investments purchased and proceeds from sale of investments

(excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$4,823,876	$51,631,795
Xtrackers MSCI EAFE Selection Equity ETF	1,669,300	1,793,474
Xtrackers MSCI Emerging Markets Climate Selection ETF	484,120,733	278,374,487
Xtrackers MSCI USA Climate Action Equity ETF	133,135,035	134,912,986
Xtrackers MSCI USA Selection Equity ETF	8,960,314	6,753,754
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	8,337,991	8,685,344
Xtrackers RREEF Global Natural Resources ETF	19,107,212	19,677,937

DBX ETF Trust  |  73

For the period ended February 28, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$209,818	$6,824,474
Xtrackers MSCI EAFE Selection Equity ETF	3,030,326	—
Xtrackers MSCI Emerging Markets Climate Selection ETF	30,405,163	70,172,498
Xtrackers MSCI USA Climate Action Equity ETF	1,000,161,820	546,018,406
Xtrackers MSCI USA Selection Equity ETF	96,413,305	622,405,969
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF	28,335,227	11,246,327
Xtrackers RREEF Global Natural Resources ETF	659,200	—

5. Fund Share Transactions

As of February 28, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Funds and other investors than would be the case if the Funds’ investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade or regulatory limitations; restrictions on foreign ownership which require U.S. investors to invest in offshore special purpose companies to obtain indirect exposure to Chinese issuers; custody risks associated with investing through Stock Connect, a Qualified Foreign Investor (“QFI”) or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; different and less stringent financial reporting standards; and increased political pressure from the U.S. and other countries to restrict the ability of investors outside China to invest in Chinese issuers.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets Climate Selection ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests,

74  |  DBX ETF Trust

trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the

Federal Funds Effective Rate or the Secured Overnight Financing Rate plus .10%. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the 1940 Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at February 28, 2025.

8. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of February 28, 2025, there were two affiliated shareholder accounts for Xtrackers Global Natural Resources ETF, each owning 61% and 34%, respectively.

DBX ETF Trust  |  75

February 28, 2025

Semi-Annual Financial Statements and Other Information

DBX ETF Trust

Xtrackers S&P 500 Growth Scored & Screened ETF (SNPG)

Xtrackers S&P 500 Scored & Screened ETF (SNPE)

Xtrackers S&P 500 Value Scored & Screened ETF (SNPV)

Xtrackers S&P Dividend Aristocrats Screened ETF (SNPD)

Xtrackers S&P MidCap 400 Scored & Screened ETF (MIDE)

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DBX ETF Trust  |  1

Schedule of Investments

Xtrackers S&P 500 Growth Scored & Screened ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.2%

Communication Services — 17.8%

Alphabet, Inc., Class A	4,060	691,337

Alphabet, Inc., Class C	3,309	569,876

Electronic Arts, Inc.	140	18,077

Meta Platforms, Inc., Class A	2,350	1,570,270

(Cost $2,286,653)		2,849,560

Consumer Discretionary — 9.3%

Carnival Corp. *	1,429	34,196

Chipotle Mexican Grill, Inc. *	1,873	101,086

Deckers Outdoor Corp. *	209	29,126

Expedia Group, Inc. *	170	33,653

Hilton Worldwide Holdings, Inc.	336	89,027

Home Depot, Inc.	601	238,357

Las Vegas Sands Corp.	482	21,550

Lululemon Athletica, Inc. *	76	27,786

Marriott International, Inc., Class A	318	89,183

Norwegian Cruise Line Holdings Ltd. *	583	13,246

PulteGroup, Inc.	286	29,538

Ralph Lauren Corp.	55	14,913

Royal Caribbean Cruises Ltd.	340	83,674

Tesla, Inc. *	1,764	516,817

TJX Cos., Inc.	916	114,280

Tractor Supply Co.	398	22,029

Wynn Resorts Ltd.	122	10,897

Yum! Brands, Inc.	158	24,706

(Cost $1,367,337)		1,494,064

Consumer Staples — 4.3%

Colgate-Palmolive Co.	493	44,947

Costco Wholesale Corp.	609	638,603

(Cost $590,357)		683,550

Energy — 1.3%

Hess Corp.	379	56,448

ONEOK, Inc.	480	48,187

Targa Resources Corp.	299	60,315

Williams Cos., Inc.	866	50,384

(Cost $177,832)		215,334

Financials — 13.2%

American Express Co.	765	230,234

Aon PLC, Class A	152	62,186

Arch Capital Group Ltd.	514	47,756

Arthur J Gallagher & Co.	159	53,701

FactSet Research Systems, Inc.	24	11,082

Marsh & McLennan Cos., Inc.	295	70,163

Mastercard, Inc., Class A	1,128	650,078

Moody’s Corp.	111	55,937

MSCI, Inc.	108	63,775

	Number of Shares	Value $

S&P Global, Inc.	205	109,417

Visa, Inc., Class A	2,064	748,633

(Cost $1,774,667)		2,102,962

Health Care — 9.3%

AbbVie, Inc.	1,019	213,002

Boston Scientific Corp. *	2,025	210,175

DaVita, Inc. *	62	9,168

Dexcom, Inc. *	232	20,502

Eli Lilly & Co.	981	903,138

Mettler-Toledo International, Inc. *	12	15,273

Stryker Corp.	250	96,547

Waters Corp. *	38	14,339

(Cost $1,160,812)		1,482,144

Industrials — 12.3%

Allegion PLC	64	8,237

AMETEK, Inc.	147	27,827

Automatic Data Processing, Inc.	318	100,227

Broadridge Financial Solutions, Inc.	77	18,574

Carrier Global Corp.	555	35,964

Caterpillar, Inc.	663	228,039

Cintas Corp.	471	97,732

CSX Corp.	1,226	39,244

Dayforce, Inc. *	218	13,514

Deere & Co.	156	75,003

Delta Air Lines, Inc.	881	52,966

Eaton Corp. PLC	543	159,273

GE Aerospace	617	127,707

Hubbell, Inc.	74	27,498

Illinois Tool Works, Inc.	152	40,125

Ingersoll Rand, Inc.	556	47,138

PACCAR, Inc.	407	43,647

Parker-Hannifin Corp.	177	118,326

Paychex, Inc.	207	31,396

Pentair PLC	153	14,412

Quanta Services, Inc.	203	52,705

Republic Services, Inc.	278	65,891

Trane Technologies PLC	310	109,647

Uber Technologies, Inc. *	2,892	219,821

United Rentals, Inc.	90	57,809

Verisk Analytics, Inc.	89	26,425

W.W. Grainger, Inc.	61	62,294

Waste Management, Inc.	266	61,919

(Cost $1,853,022)		1,963,360

Information Technology — 30.3%

Adobe, Inc. *	254	111,394

Apple, Inc.	6,549	1,583,810

Autodesk, Inc. *	296	81,166

KLA Corp.	184	130,427

See Notes to Financial Statements.

2  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Growth Scored & Screened ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Microsoft Corp.	3,286	1,304,509

NVIDIA Corp.	9,966	1,244,953

Salesforce, Inc.	1,318	392,566

(Cost $3,912,321)		4,848,825

Materials — 0.7%

Ecolab, Inc.	171	46,001

Sherwin-Williams Co.	182	65,933

(Cost $101,424)		111,934

Real Estate — 0.7%

Equinix, Inc. REIT	63	56,991

Host Hotels & Resorts, Inc. REIT	555	8,952

Iron Mountain, Inc. REIT	406	37,827

(Cost $99,541)		103,770

TOTAL COMMON STOCKS

(Cost $13,323,966)		15,855,503

	Number of Shares	Value $

EXCHANGE-TRADED FUNDS — 0.8%

SPDR Portfolio S&P 500 Growth ETF	1,358	118,947

Vanguard S&P 500 Growth ETF	20	7,296

(Cost $123,332)		126,243

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 4.30% (a)

(Cost $5,532)	5,532	5,532

TOTAL INVESTMENTS — 100.0%

(Cost $13,452,830)		15,987,278

Other assets and liabilities, net — 0.0%		6,843

NET ASSETS — 100.0%		15,994,121

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 4.30% (a)

5,966	89,633	(90,067)	—	—	204	—	5,532	5,532

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$15,855,503	$—	$—	$15,855,503

Exchange-Traded Funds	126,243	—	—	126,243

Short-Term Investments (a)	5,532	—	—	5,532

TOTAL	$15,987,278	$—	$—	$15,987,278

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |  3

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.8%

Communication Services — 7.4%

Alphabet, Inc., Class A	275,211	46,862,929

Alphabet, Inc., Class C	224,237	38,618,096

AT&T, Inc.	335,913	9,207,375

Comcast Corp., Class A	180,020	6,459,118

Electronic Arts, Inc.	11,284	1,456,990

Interpublic Group of Cos., Inc.	19,109	523,587

News Corp., Class A	18,674	534,450

News Corp., Class B	5,728	184,900

Omnicom Group, Inc.	9,204	761,723

Paramount Global, Class B (a)	28,096	319,170

Take-Two Interactive Software, Inc. *	7,621	1,615,500

T-Mobile US, Inc.	22,944	6,187,767

Walt Disney Co.	85,270	9,703,726

(Cost $107,908,022)		122,435,331

Consumer Discretionary — 7.9%

Aptiv PLC *	12,395	807,162

Best Buy Co., Inc.	8,997	808,920

BorgWarner, Inc.	11,200	333,424

Caesars Entertainment, Inc. *	9,798	325,490

CarMax, Inc. *	7,244	601,035

Carnival Corp. *	48,657	1,164,362

Chipotle Mexican Grill, Inc. *	63,937	3,450,680

D.R. Horton, Inc.	13,559	1,719,417

Deckers Outdoor Corp. *	7,230	1,007,573

eBay, Inc.	22,960	1,486,430

Expedia Group, Inc. *	5,755	1,139,260

General Motors Co.	52,293	2,569,155

Genuine Parts Co.	6,400	799,232

Hasbro, Inc.	6,057	394,371

Hilton Worldwide Holdings, Inc.	11,688	3,096,852

Home Depot, Inc.	46,735	18,535,101

Las Vegas Sands Corp.	16,514	738,341

LKQ Corp.	12,164	513,199

Lowe’s Cos., Inc.	26,669	6,630,980

Lululemon Athletica, Inc. *	5,392	1,971,369

Marriott International, Inc., Class A	10,985	3,080,743

McDonald’s Corp.	33,836	10,432,654

MGM Resorts International *	10,605	368,630

Mohawk Industries, Inc. *	2,372	278,923

NIKE, Inc., Class B	56,498	4,487,636

Norwegian Cruise Line Holdings Ltd. *	19,525	443,608

Pool Corp.	1,787	620,089

PulteGroup, Inc.	9,793	1,011,421

Ralph Lauren Corp.	1,923	521,402

Ross Stores, Inc.	15,551	2,182,116

Royal Caribbean Cruises Ltd.	11,585	2,851,069

	Number of Shares	Value $

Starbucks Corp.	53,099	6,149,395

Tapestry, Inc.	10,449	892,554

Tesla, Inc. *	131,552	38,542,105

TJX Cos., Inc.	53,055	6,619,142

Tractor Supply Co.	25,625	1,418,344

Ulta Beauty, Inc. *	2,301	842,994

Wynn Resorts Ltd.	4,249	379,521

Yum! Brands, Inc.	13,499	2,110,839

(Cost $110,180,525)		131,325,538

Consumer Staples — 6.7%

Archer-Daniels-Midland Co.	22,850	1,078,520

Coca-Cola Co.	183,124	13,040,260

Colgate-Palmolive Co.	38,183	3,481,144

Conagra Brands, Inc.	21,437	547,501

Costco Wholesale Corp.	20,876	21,890,782

Estee Lauder Cos., Inc., Class A	10,741	772,385

General Mills, Inc.	26,059	1,579,697

Hershey Co.	6,912	1,193,771

Hormel Foods Corp.	13,470	385,646

J M Smucker Co.	5,159	570,224

Kellanova	12,287	1,018,592

Keurig Dr Pepper, Inc.	53,553	1,795,097

Kraft Heinz Co.	41,397	1,271,302

Kroger Co.	31,655	2,051,877

Lamb Weston Holdings, Inc.	6,609	342,809

McCormick & Co., Inc.	12,751	1,053,360

Molson Coors Beverage Co., Class B	8,210	503,191

Mondelez International, Inc., Class A	62,503	4,014,568

PepsiCo, Inc.	64,529	9,903,266

Procter & Gamble Co.	110,756	19,253,823

Sysco Corp.	23,092	1,744,370

Target Corp.	21,520	2,673,645

The Campbell’s Company	9,304	372,718

Tyson Foods, Inc., Class A	13,776	845,020

Walgreens Boots Alliance, Inc.	34,549	368,983

Walmart, Inc.	204,290	20,145,037

(Cost $100,444,630)		111,897,588

Energy — 4.0%

Baker Hughes Co.	46,792	2,086,455

Chevron Corp.	78,926	12,519,242

Devon Energy Corp.	29,458	1,066,969

Diamondback Energy, Inc.	8,750	1,390,900

EQT Corp.	27,808	1,339,511

Exxon Mobil Corp.	207,317	23,080,602

Halliburton Co.	41,156	1,085,284

Hess Corp.	12,853	1,914,326

Kinder Morgan, Inc.	92,183	2,498,159

Marathon Petroleum Corp.	15,184	2,280,333

Occidental Petroleum Corp.	31,729	1,549,644

See Notes to Financial Statements.

4  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

ONEOK, Inc.	29,225	2,933,898

Phillips 66	19,621	2,544,648

Schlumberger NV	66,359	2,764,516

Targa Resources Corp.	10,345	2,086,793

Valero Energy Corp.	14,968	1,956,767

Williams Cos., Inc.	56,658	3,296,362

(Cost $63,789,882)		66,394,409

Financials — 15.9%

Aflac, Inc.	23,596	2,583,054

Allstate Corp.	12,376	2,464,680

American Express Co.	26,160	7,873,114

American International Group, Inc.	29,520	2,448,389

Ameriprise Financial, Inc.	4,550	2,444,715

Aon PLC, Class A	10,089	4,127,612

Arch Capital Group Ltd.	17,554	1,630,942

Arthur J Gallagher & Co.	11,761	3,972,160

Assurant, Inc.	2,428	504,757

Bank of America Corp.	314,268	14,487,755

Bank of New York Mellon Corp.	35,013	3,114,406

Blackrock, Inc.	6,844	6,691,926

Capital One Financial Corp.	17,890	3,587,839

Cboe Global Markets, Inc.	4,899	1,032,709

Charles Schwab Corp.	80,239	6,381,408

Chubb Ltd.	17,577	5,017,882

Citigroup, Inc.	89,743	7,174,953

Citizens Financial Group, Inc.	20,784	951,284

CME Group, Inc.	16,734	4,246,587

Corpay, Inc. *	3,287	1,206,493

Discover Financial Services	11,714	2,286,456

Everest Group Ltd.	2,020	713,504

FactSet Research Systems, Inc.	1,796	829,285

Fidelity National Information Services, Inc.	25,559	1,817,756

Fifth Third Bancorp	32,333	1,405,515

Fiserv, Inc. *	27,001	6,363,866

Franklin Resources, Inc.	14,239	288,340

Global Payments, Inc.	11,953	1,258,412

Globe Life, Inc.	4,162	530,364

Goldman Sachs Group, Inc.	14,913	9,280,211

Hartford Insurance Group, Inc.	13,659	1,615,587

Huntington Bancshares, Inc.	69,753	1,148,832

Intercontinental Exchange, Inc.	26,864	4,653,651

Invesco Ltd.	20,573	357,764

Jack Henry & Associates, Inc.	3,285	570,243

JPMorgan Chase & Co.	132,608	35,094,707

KeyCorp	44,712	774,412

M&T Bank Corp.	7,818	1,498,867

MarketAxess Holdings, Inc.	1,925	371,121

Marsh & McLennan Cos., Inc.	22,968	5,462,709

Mastercard, Inc., Class A	38,681	22,292,247

	Number of Shares	Value $

MetLife, Inc.	27,472	2,367,537

Moody’s Corp.	7,412	3,735,203

Morgan Stanley	58,785	7,824,871

MSCI, Inc.	3,666	2,164,810

Nasdaq, Inc.	19,366	1,603,117

Northern Trust Corp.	9,380	1,033,864

PayPal Holdings, Inc. *	47,169	3,351,357

PNC Financial Services Group, Inc.	18,565	3,562,995

Principal Financial Group, Inc.	9,845	876,599

Prudential Financial, Inc.	16,667	1,918,372

Raymond James Financial, Inc.	8,642	1,336,658

Regions Financial Corp.	42,727	1,013,057

S&P Global, Inc.	15,116	8,068,014

State Street Corp.	14,121	1,401,227

Synchrony Financial	18,518	1,123,672

T. Rowe Price Group, Inc.	10,348	1,093,991

Travelers Cos., Inc.	10,606	2,741,545

Truist Financial Corp.	62,479	2,895,902

US Bancorp	72,955	3,421,589

Visa, Inc., Class A	81,247	29,469,099

Willis Towers Watson PLC	4,807	1,632,698

(Cost $200,061,668)		263,192,691

Health Care — 11.2%

Abbott Laboratories	82,116	11,332,829

AbbVie, Inc.	83,179	17,386,906

Agilent Technologies, Inc.	13,972	1,787,298

Amgen, Inc.	25,180	7,756,951

Baxter International, Inc.	24,385	841,526

Becton Dickinson & Co.	13,750	3,101,037

Biogen, Inc. *	6,916	971,698

Boston Scientific Corp. *	69,717	7,235,927

Bristol-Myers Squibb Co.	95,704	5,705,872

Cardinal Health, Inc.	11,325	1,466,361

Cencora, Inc.	8,180	2,073,957

Centene Corp. *	23,732	1,380,253

Charles River Laboratories International, Inc. *	2,396	396,083

Cigna Group	13,067	4,035,743

CVS Health Corp.	59,350	3,900,482

Danaher Corp.	30,124	6,258,562

DaVita, Inc. *	2,136	315,872

Edwards Lifesciences Corp. *	28,195	2,019,326

Elevance Health, Inc.	11,000	4,365,680

Eli Lilly & Co.	37,098	34,153,532

Gilead Sciences, Inc.	58,900	6,732,859

Hologic, Inc. *	10,701	678,336

Humana, Inc.	5,628	1,521,924

IDEXX Laboratories, Inc. *	3,811	1,665,826

Incyte Corp. *	7,395	543,533

Medtronic PLC	60,238	5,543,101

See Notes to Financial Statements.

DBX ETF Trust  |  5

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Merck & Co., Inc.	118,655	10,945,924

Mettler-Toledo International, Inc. *	1,012	1,287,993

Moderna, Inc. *	16,141	499,725

Quest Diagnostics, Inc.	5,097	881,271

Regeneron Pharmaceuticals, Inc.	4,978	3,478,328

ResMed, Inc.	6,780	1,583,266

Revvity, Inc.	5,559	623,442

Stryker Corp.	16,125	6,227,314

Teleflex, Inc.	2,069	274,660

UnitedHealth Group, Inc.	43,419	20,622,288

Waters Corp. *	2,706	1,021,082

Zimmer Biomet Holdings, Inc.	9,536	994,796

Zoetis, Inc.	21,267	3,556,693

(Cost $170,100,353)		185,168,256

Industrials — 7.7%

Allegion PLC	3,858	496,563

AMETEK, Inc.	10,902	2,063,749

Automatic Data Processing, Inc.	19,020	5,994,724

Axon Enterprise, Inc. *	3,420	1,807,299

Broadridge Financial Solutions, Inc.	5,475	1,320,680

C.H. Robinson Worldwide, Inc.	5,481	556,979

Carrier Global Corp.	39,336	2,548,973

Caterpillar, Inc.	22,898	7,875,767

Cintas Corp.	16,461	3,415,658

CSX Corp.	91,549	2,930,484

Cummins, Inc.	6,410	2,360,034

Dayforce, Inc. *	6,899	427,669

Deere & Co.	11,934	5,737,748

Delta Air Lines, Inc.	30,447	1,830,474

Dover Corp.	6,442	1,280,476

Eaton Corp. PLC	18,617	5,460,738

Emerson Electric Co.	26,838	3,263,769

Fortive Corp.	16,473	1,310,262

GE Aerospace	50,737	10,501,544

Hubbell, Inc.	2,486	923,773

IDEX Corp.	3,616	702,697

Illinois Tool Works, Inc.	12,509	3,302,126

Ingersoll Rand, Inc.	18,845	1,597,679

JB Hunt Transport Services, Inc.	3,690	594,791

Johnson Controls International PLC	31,480	2,696,577

Masco Corp.	10,012	752,702

Norfolk Southern Corp.	10,704	2,630,508

Otis Worldwide Corp.	18,492	1,845,132

PACCAR, Inc.	24,575	2,635,423

Parker-Hannifin Corp.	6,030	4,031,115

Paychex, Inc.	15,598	2,365,749

Pentair PLC	7,802	734,948

Quanta Services, Inc.	6,884	1,787,293

Republic Services, Inc.	9,691	2,296,961

	Number of Shares	Value $

Rockwell Automation, Inc.	5,347	1,535,391

Stanley Black & Decker, Inc.	7,295	631,236

Trane Technologies PLC	10,552	3,732,242

Uber Technologies, Inc. *	99,069	7,530,235

Union Pacific Corp.	28,787	7,101,465

United Parcel Service, Inc., Class B	34,245	4,076,182

United Rentals, Inc.	3,116	2,001,469

Verisk Analytics, Inc.	6,631	1,968,810

W.W. Grainger, Inc.	2,060	2,103,693

Waste Management, Inc.	17,100	3,980,538

Westinghouse Air Brake Technologies Corp.	8,495	1,574,633

Xylem, Inc.	11,647	1,524,476

(Cost $104,784,733)		127,841,434

Information Technology — 33.2%

Accenture PLC, Class A	29,551	10,298,524

Adobe, Inc. *	20,788	9,116,785

Advanced Micro Devices, Inc. *	76,150	7,604,339

Akamai Technologies, Inc. *	7,454	601,389

Apple, Inc.	712,061	172,204,832

Applied Materials, Inc.	39,057	6,173,740

Autodesk, Inc. *	10,249	2,810,378

Cisco Systems, Inc.	187,722	12,034,858

Hewlett Packard Enterprise Co.	60,098	1,190,541

HP, Inc.	45,920	1,417,550

Intel Corp.	203,022	4,817,712

KLA Corp.	6,282	4,452,933

Lam Research Corp.	60,490	4,642,003

Micron Technology, Inc.	51,991	4,867,917

Microsoft Corp.	350,217	139,032,647

NVIDIA Corp.	1,155,572	144,354,054

ON Semiconductor Corp. *	19,984	940,247

QUALCOMM, Inc.	52,488	8,249,539

Salesforce, Inc.	45,020	13,409,207

TE Connectivity PLC	14,152	2,179,833

Western Digital Corp. *	16,171	791,247

(Cost $426,939,345)		551,190,275

Materials — 2.2%

Air Products and Chemicals, Inc.	10,493	3,317,362

Albemarle Corp.	5,567	428,826

Amcor PLC	67,741	685,539

Avery Dennison Corp.	3,732	701,504

Ball Corp.	14,046	740,084

CF Industries Holdings, Inc.	8,472	686,401

Corteva, Inc.	32,405	2,040,867

Dow, Inc.	34,377	1,310,108

Ecolab, Inc.	11,992	3,225,968

FMC Corp.	5,812	214,463

Freeport-McMoRan, Inc.	67,688	2,498,364

See Notes to Financial Statements.

6  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

International Flavors & Fragrances, Inc.	11,782	963,885

Linde PLC	22,408	10,465,656

LyondellBasell Industries NV, Class A	12,212	938,248

Mosaic Co.	14,285	341,697

Newmont Corp.	53,305	2,283,586

PPG Industries, Inc.	10,990	1,244,288

Sherwin-Williams Co.	10,870	3,937,875

Smurfit WestRock PLC	23,057	1,200,578

(Cost $37,141,814)		37,225,299

Real Estate — 2.4%

Alexandria Real Estate Equities, Inc. REIT	7,196	735,863

American Tower Corp. REIT	21,835	4,489,713

AvalonBay Communities, Inc. REIT	6,759	1,528,751

BXP, Inc. REIT	6,712	476,082

CBRE Group, Inc., Class A *	14,102	2,001,638

CoStar Group, Inc. *	19,034	1,451,343

Digital Realty Trust, Inc. REIT	14,748	2,305,407

Equinix, Inc. REIT	4,552	4,117,830

Equity Residential REIT	16,700	1,238,639

Extra Space Storage, Inc. REIT	9,923	1,513,853

Federal Realty Investment Trust REIT	3,620	381,620

Healthpeak Properties, Inc. REIT	32,616	667,323

Host Hotels & Resorts, Inc. REIT	32,757	528,370

Iron Mountain, Inc. REIT	13,862	1,291,523

Kimco Realty Corp. REIT	30,949	683,973

Prologis, Inc. REIT	43,333	5,369,825

Public Storage REIT	7,523	2,284,133

Regency Centers Corp. REIT	7,304	560,217

SBA Communications Corp. REIT	5,371	1,170,341

UDR, Inc. REIT	15,479	699,341

	Number of Shares	Value $

Ventas, Inc. REIT	19,344	1,338,218

Welltower, Inc. REIT	27,908	4,284,157

Weyerhaeuser Co. REIT	34,007	1,023,611

(Cost $38,045,039)		40,141,771

Utilities — 1.2%

American Water Works Co., Inc.	9,390	1,276,758

Consolidated Edison, Inc.	16,047	1,629,091

Edison International	18,076	984,057

Entergy Corp.	19,946	1,741,485

Eversource Energy	16,845	1,061,404

Exelon Corp.	47,654	2,106,307

NextEra Energy, Inc.	97,081	6,812,174

Public Service Enterprise Group, Inc.	23,397	1,898,667

Sempra	29,804	2,133,072

(Cost $19,795,307)		19,643,015

TOTAL COMMON STOCKS

(Cost $1,379,191,318)		1,656,455,607

SECURITIES LENDING

COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c) (Cost $287,155)	287,155	287,155

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.30% (b) (Cost $2,489,417)	2,489,417	2,489,417

TOTAL INVESTMENTS — 99.9%

(Cost $1,381,967,890)		1,659,232,179

Other assets and liabilities, net — 0.1%		1,442,590

NET ASSETS — 100.0%		1,660,674,769

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)

181,933	105,222	(d)	—	—	—	163	—	287,155	287,155

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.30% (b)

2,883,809	11,318,872		(11,713,264)	—	—	69,048	—	2,489,417	2,489,417

3,065,742	11,424,094		(11,713,264)	—	—	69,211	—	2,776,572	2,776,572

See Notes to Financial Statements.

DBX ETF Trust  |  7

Schedule of Investments

Xtrackers S&P 500 Scored & Screened ETF (Continued)

February 28, 2025 (Unaudited)

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $280,663, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

REIT:	Real Estate Investment Trust

At February 28, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)

E-Mini S&P 500 ESG Index	USD	14	3,685,550	3,636,920	3/21/2025	(48,630)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$1,656,455,607	$—	$—	$1,656,455,607

Short-Term Investments (a)	2,776,572	—	—	2,776,572

TOTAL	$1,659,232,179	$—	$—	$1,659,232,179

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)

Futures Contracts	$(48,630)	$—	$—	$(48,630)

TOTAL	$(48,630)	$—	$—	$(48,630)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

8  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value Scored & Screened ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.5%

Communication Services — 5.0%

AT&T, Inc.	4,172	114,354

Comcast Corp., Class A	2,211	79,331

Interpublic Group of Cos., Inc.	229	6,275

News Corp., Class A	197	5,638

News Corp., Class B	77	2,485

Omnicom Group, Inc.	112	9,269

Paramount Global, Class B (a)	371	4,215

Take-Two Interactive Software, Inc. *	96	20,350

T-Mobile US, Inc.	132	35,599

Walt Disney Co.	1,050	119,490

(Cost $334,748)		397,006

Consumer Discretionary — 7.3%

Aptiv PLC *	135	8,791

Best Buy Co., Inc.	113	10,160

BorgWarner, Inc.	136	4,049

Caesars Entertainment, Inc. *	118	3,920

eBay, Inc.	85	5,503

General Motors Co.	637	31,296

Hasbro, Inc.	84	5,469

Home Depot, Inc.	323	128,102

Lowe’s Cos., Inc.	329	81,803

McDonald’s Corp.	415	127,957

MGM Resorts International *	127	4,414

Mohawk Industries, Inc. *	32	3,763

NIKE, Inc., Class B	689	54,727

Starbucks Corp.	657	76,087

Tractor Supply Co.	144	7,970

Ulta Beauty, Inc. *	27	9,892

Yum! Brands, Inc.	95	14,855

(Cost $531,248)		578,758

Consumer Staples — 11.6%

Archer-Daniels-Midland Co.	277	13,074

Coca-Cola Co.	2,245	159,867

Colgate-Palmolive Co.	267	24,342

Conagra Brands, Inc.	275	7,024

Estee Lauder Cos., Inc., Class A	135	9,708

General Mills, Inc.	323	19,580

Hershey Co.	85	14,680

Hormel Foods Corp.	172	4,924

J M Smucker Co.	61	6,742

Kellanova	157	13,015

Keurig Dr Pepper, Inc.	657	22,023

Kraft Heinz Co.	510	15,662

Kroger Co.	388	25,150

Lamb Weston Holdings, Inc.	82	4,253

McCormick & Co., Inc.	148	12,226

	Number of Shares	Value $

Molson Coors Beverage Co., Class B	109	6,681

Mondelez International, Inc., Class A	776	49,843

PepsiCo, Inc.	795	122,009

Procter & Gamble Co.	1,364	237,118

Sysco Corp.	286	21,604

Target Corp.	267	33,172

The Campbell’s Company	117	4,687

Tyson Foods, Inc., Class A	167	10,244

Walgreens Boots Alliance, Inc.	426	4,550

Walmart, Inc.	829	81,748

(Cost $897,242)		923,926

Energy — 5.3%

Baker Hughes Co.	575	25,639

Chevron Corp.	970	153,861

Devon Energy Corp.	377	13,655

EQT Corp.	347	16,715

Halliburton Co.	501	13,211

Kinder Morgan, Inc.	1,118	30,298

Marathon Petroleum Corp.	187	28,084

Occidental Petroleum Corp.	391	19,096

ONEOK, Inc.	158	15,862

Phillips 66	239	30,996

Schlumberger NV	818	34,078

Valero Energy Corp.	184	24,054

Williams Cos., Inc.	336	19,549

(Cost $413,792)		425,098

Financials — 21.9%

Aflac, Inc.	290	31,746

Allstate Corp.	154	30,669

American International Group, Inc.	357	29,610

Aon PLC, Class A	62	25,365

Arthur J Gallagher & Co.	82	27,695

Assurant, Inc.	31	6,445

Bank of America Corp.	3,871	178,453

Bank of New York Mellon Corp.	186	16,545

Blackrock, Inc.	84	82,134

Blackstone, Inc.	420	67,687

Capital One Financial Corp.	220	44,121

Cboe Global Markets, Inc.	61	12,859

Charles Schwab Corp.	987	78,496

Chubb Ltd.	217	61,949

Citigroup, Inc.	1,094	87,465

Citizens Financial Group, Inc.	255	11,671

CME Group, Inc.	209	53,038

FactSet Research Systems, Inc.	11	5,079

Fidelity National Information Services, Inc.	312	22,189

Fifth Third Bancorp	385	16,736

Franklin Resources, Inc.	177	3,584

See Notes to Financial Statements.

DBX ETF Trust  |  9

Schedule of Investments

Xtrackers S&P 500 Value Scored & Screened ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Global Payments, Inc.	146	15,371

Globe Life, Inc.	55	7,009

Goldman Sachs Group, Inc.	182	113,257

Hartford Insurance Group, Inc.	76	8,989

Huntington Bancshares, Inc.	839	13,818

Intercontinental Exchange, Inc.	159	27,544

Invesco Ltd.	287	4,991

Jack Henry & Associates, Inc.	26	4,513

JPMorgan Chase & Co.	701	185,520

KeyCorp	568	9,838

M&T Bank Corp.	96	18,405

MarketAxess Holdings, Inc.	24	4,627

MetLife, Inc.	337	29,043

Moody’s Corp.	44	22,173

Morgan Stanley	395	52,578

Nasdaq, Inc.	137	11,341

Northern Trust Corp.	114	12,565

PayPal Holdings, Inc. *	194	13,784

PNC Financial Services Group, Inc.	230	44,142

Principal Financial Group, Inc.	131	11,664

Prudential Financial, Inc.	205	23,595

Raymond James Financial, Inc.	37	5,723

Regions Financial Corp.	520	12,329

S&P Global, Inc.	98	52,307

State Street Corp.	173	17,167

T. Rowe Price Group, Inc.	128	13,532

Travelers Cos., Inc.	132	34,121

Truist Financial Corp.	767	35,550

US Bancorp	900	42,210

Willis Towers Watson PLC	30	10,189

(Cost $1,450,027)		1,751,431

Health Care — 20.6%

Abbott Laboratories	1,007	138,976

AbbVie, Inc.	594	124,164

Agilent Technologies, Inc.	167	21,363

Amgen, Inc.	178	54,835

Baxter International, Inc.	289	9,973

Becton Dickinson & Co.	167	37,664

Biogen, Inc. *	82	11,521

Bristol-Myers Squibb Co.	1,176	70,113

Cardinal Health, Inc.	142	18,386

Cencora, Inc.	103	26,115

Centene Corp. *	291	16,925

Charles River Laboratories International, Inc. *	31	5,125

Cigna Group	161	49,725

CVS Health Corp.	728	47,844

Danaher Corp.	372	77,287

Edwards Lifesciences Corp. *	342	24,494

Elevance Health, Inc.	134	53,182

	Number of Shares	Value $

Gilead Sciences, Inc.	724	82,760

Humana, Inc.	70	18,929

Incyte Corp. *	33	2,425

IQVIA Holdings, Inc. *	99	18,691

Medtronic PLC	744	68,463

Merck & Co., Inc.	1,465	135,146

Mettler-Toledo International, Inc. *	7	8,909

Moderna, Inc. *	196	6,068

Quest Diagnostics, Inc.	65	11,238

Regeneron Pharmaceuticals, Inc.	61	42,623

Revvity, Inc.	71	7,963

Stryker Corp.	94	36,302

Thermo Fisher Scientific, Inc.	222	117,429

UnitedHealth Group, Inc.	533	253,154

Waters Corp. *	19	7,169

Zoetis, Inc.	261	43,650

(Cost $1,656,396)		1,648,611

Industrials — 7.8%

Allegion PLC	23	2,960

AMETEK, Inc.	71	13,440

Automatic Data Processing, Inc.	100	31,518

Broadridge Financial Solutions, Inc.	37	8,925

C.H. Robinson Worldwide, Inc.	69	7,012

Carrier Global Corp.	252	16,330

CSX Corp.	595	19,046

Deere & Co.	83	39,906

Dover Corp.	43	8,547

Emerson Electric Co.	107	13,012

GE Aerospace	371	76,790

IDEX Corp.	43	8,356

Illinois Tool Works, Inc.	91	24,022

JB Hunt Transport Services, Inc.	49	7,898

Johnson Controls International PLC	387	33,150

Masco Corp.	73	5,488

Norfolk Southern Corp.	131	32,193

Otis Worldwide Corp.	231	23,049

PACCAR, Inc.	138	14,799

Paychex, Inc.	100	15,167

Pentair PLC	32	3,014

Rockwell Automation, Inc.	65	18,665

Stanley Black & Decker, Inc.	88	7,615

Union Pacific Corp.	351	86,588

United Parcel Service, Inc., Class B	422	50,231

Verisk Analytics, Inc.	44	13,064

Waste Management, Inc.	101	23,511

Xylem, Inc.	141	18,456

(Cost $551,104)		622,752

See Notes to Financial Statements.

10  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 Value Scored & Screened ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Information Technology — 8.8%

Accenture PLC, Class A	362	126,157

Akamai Technologies, Inc. *	87	7,019

Analog Devices, Inc.	288	66,257

Cisco Systems, Inc.	2,310	148,094

First Solar, Inc. *	29	3,949

Hewlett Packard Enterprise Co.	755	14,957

HP, Inc.	560	17,287

Intel Corp.	2,496	59,230

Keysight Technologies, Inc. *	100	15,953

Micron Technology, Inc.	643	60,204

NetApp, Inc.	64	6,388

NXP Semiconductors NV	88	18,972

ON Semiconductor Corp. *	246	11,575

QUALCOMM, Inc.	645	101,375

Seagate Technology Holdings PLC	123	12,535

TE Connectivity PLC	173	26,647

Western Digital Corp. *	200	9,786

(Cost $673,740)		706,385

Materials — 4.9%

Air Products and Chemicals, Inc.	129	40,783

Albemarle Corp.	67	5,161

Amcor PLC	839	8,491

Ball Corp.	171	9,010

Corteva, Inc.	400	25,192

Dow, Inc.	391	14,901

Ecolab, Inc.	76	20,445

FMC Corp.	75	2,767

Freeport-McMoRan, Inc.	832	30,709

International Flavors &

Fragrances, Inc.	148	12,108

Linde PLC	276	128,906

LyondellBasell Industries NV,

Class A	144	11,063

Newmont Corp.	663	28,403

PPG Industries, Inc.	132	14,945

Sherwin-Williams Co.	58	21,012

Smurfit WestRock PLC	288	14,996

(Cost $366,003)		388,892

Real Estate — 4.1%

Alexandria Real Estate Equities, Inc. REIT	86	8,794

American Tower Corp. REIT	270	55,517

AvalonBay Communities, Inc. REIT	47	10,630

BXP, Inc. REIT	86	6,100

Digital Realty Trust, Inc. REIT	181	28,294

Equinix, Inc. REIT	30	27,139

Equity Residential REIT	197	14,611

Extra Space Storage, Inc. REIT	67	10,222

	Number of Shares	Value $

Federal Realty Investment Trust REIT	48	5,060

Healthpeak Properties, Inc. REIT	397	8,123

Host Hotels & Resorts, Inc. REIT	175	2,823

Kimco Realty Corp. REIT	388	8,575

Prologis, Inc. REIT	536	66,421

Regency Centers Corp. REIT	94	7,210

SBA Communications Corp. REIT	61	13,292

UDR, Inc. REIT	92	4,157

Ventas, Inc. REIT	244	16,880

Welltower, Inc. REIT	155	23,794

Weyerhaeuser Co. REIT	415	12,491

(Cost $312,523)		330,133

Utilities — 2.2%

American Water Works Co., Inc.	111	15,093

Consolidated Edison, Inc.	201	20,406

Edison International	223	12,140

Entergy Corp.	250	21,827

Eversource Energy	211	13,295

Exelon Corp.	583	25,769

NextEra Energy, Inc.	394	27,647

Public Service Enterprise Group, Inc.	156	12,659

Sempra	368	26,338

(Cost $162,064)		175,174

TOTAL COMMON STOCKS

(Cost $7,348,887)		7,948,166

EXCHANGE-TRADED FUNDS — 0.4%

SPDR Portfolio S&P 500 Value ETF	195	10,304

Vanguard S&P 500 Value ETF	100	19,066

(Cost $28,315)		29,370

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c) (Cost $1,564)	1,564	1,564

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.30% (b) (Cost $9,356)	9,356	9,356

See Notes to Financial Statements.

DBX ETF Trust  |  11

Schedule of Investments

Xtrackers S&P 500 Value Scored & Screened ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

TOTAL INVESTMENTS — 100.0%

(Cost $7,388,122)		7,988,456

Other assets and liabilities, net — 0.0%		336

NET ASSETS — 100.0%		7,988,792

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025

SECURITIES LENDING COLLATERAL — 0.0%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)

2,333	—	(769	) (d)	—	—	1	—	1,564	1,564

CASH EQUIVALENTS — 0.1%

DWS Government Money Market Series “Institutional Shares”, 4.30% (b)

2,715	139,460	(132,819)		—	—	150	—	9,356	9,356

5,048	139,460	(133,588)		—	—	151	—	10,920	10,920

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $1,529, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$7,948,166	$—	$—	$7,948,166

Exchange-Traded Funds	29,370	—	—	29,370

Short-Term Investments (a)	10,920	—	—	10,920

TOTAL	$7,988,456	$—	$—	$7,988,456

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

12  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P Dividend Aristocrats Screened ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 99.3%

Communication Services — 3.1%

Verizon Communications, Inc.

(Cost $154,990)	3,934	169,555

Consumer Discretionary — 3.7%

Best Buy Co., Inc.	1,181	106,184

Lowe’s Cos., Inc.	163	40,528

NIKE, Inc., Class B	646	51,312

(Cost $175,750)		198,024

Consumer Staples — 17.5%

Archer-Daniels-Midland Co.	1,772	83,638

Church & Dwight Co., Inc.	230	25,576

Clorox Co.	428	66,935

Coca-Cola Co.	1,140	81,179

Colgate-Palmolive Co.	568	51,785

Costco Wholesale Corp.	12	12,583

Hormel Foods Corp.	2,755	78,876

J M Smucker Co.	868	95,940

Kimberly-Clark Corp.	668	94,863

McCormick & Co., Inc.	729	60,223

PepsiCo, Inc.	544	83,488

Procter & Gamble Co.	330	57,367

Sysco Corp.	822	62,094

Target Corp.	552	68,580

Walmart, Inc.	223	21,990

(Cost $962,528)		945,117

Energy — 3.7%

Chevron Corp.	651	103,262

Exxon Mobil Corp.	760	84,611

Texas Pacific Land Corp.	9	12,851

(Cost $200,229)		200,724

Financials — 8.0%

Aflac, Inc.	486	53,202

Assurant, Inc.	164	34,094

Chubb Ltd.	111	31,688

FactSet Research Systems, Inc.	42	19,393

Franklin Resources, Inc.	7,179	145,375

Jack Henry & Associates, Inc.	164	28,469

RenaissanceRe Holdings Ltd.	55	13,069

S&P Global, Inc.	32	17,080

T. Rowe Price Group, Inc.	873	92,294

(Cost $424,468)		434,664

Health Care — 6.4%

Abbott Laboratories	401	55,342

AbbVie, Inc.	493	103,052

Becton Dickinson & Co.	174	39,242

Cardinal Health, Inc.	300	38,844

Cencora, Inc.	90	22,819

	Number of Shares	Value $

Medtronic PLC	902	83,002

West Pharmaceutical Services, Inc.	17	3,950

(Cost $284,048)		346,251

Industrials — 16.3%

ABM Industries, Inc.	884	48,028

Automatic Data Processing, Inc.	161	50,744

C.H. Robinson Worldwide, Inc.	516	52,436

Carlisle Cos., Inc.	61	20,786

Caterpillar, Inc.	88	30,268

Cintas Corp.	97	20,127

CSX Corp.	1,012	32,394

Donaldson Co., Inc.	508	35,098

Dover Corp.	125	24,846

Emerson Electric Co.	296	35,997

Expeditors International of Washington, Inc.	265	31,100

Franklin Electric Co., Inc.	232	23,699

Illinois Tool Works, Inc.	206	54,380

JB Hunt Transport Services, Inc.	130	20,955

Lincoln Electric Holdings, Inc.	182	37,618

MSA Safety, Inc.	168	27,502

Pentair PLC	215	20,253

Republic Services, Inc.	123	29,153

Robert Half, Inc.	957	56,549

Ryder System, Inc.	283	46,545

Stanley Black & Decker, Inc.	1,070	92,587

Toro Co.	510	40,907

W.W. Grainger, Inc.	16	16,339

Waste Management, Inc.	159	37,012

(Cost $802,666)		885,323

Information Technology — 5.0%

Analog Devices, Inc.	175	40,260

Badger Meter, Inc.	66	13,882

Microchip Technology, Inc.	1,227	72,221

Microsoft Corp.	40	15,880

QUALCOMM, Inc.	294	46,208

Roper Technologies, Inc.	27	15,781

Texas Instruments, Inc.	333	65,265

(Cost $253,756)		269,497

Materials — 10.4%

Air Products and Chemicals, Inc.	174	55,010

Albemarle Corp.	472	36,358

Amcor PLC	12,608	127,593

AptarGroup, Inc.	163	23,920

Ecolab, Inc.	104	27,977

HB Fuller Co.	483	27,406

Linde PLC	68	31,760

Nucor Corp.	349	47,977

PPG Industries, Inc.	419	47,439

Royal Gold, Inc.	223	32,781

See Notes to Financial Statements.

DBX ETF Trust  |  13

Schedule of Investments

Xtrackers S&P Dividend Aristocrats Screened ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Sherwin-Williams Co.	53	19,200

Sonoco Products Co.	1,778	85,024

(Cost $575,372)		562,445

Real Estate — 7.1%

Equity LifeStyle Properties, Inc. REIT	985	67,551

Essex Property Trust, Inc. REIT	277	86,305

Federal Realty Investment Trust REIT	851	89,712

Realty Income Corp. REIT	2,486	141,777

(Cost $351,932)		385,345

Utilities — 18.1%

American States Water Co.	620	47,455

California Water Service Group	896	40,723

Consolidated Edison, Inc.	927	94,109

Edison International	1,608	87,540

Essential Utilities, Inc.	2,412	91,608

Eversource Energy	2,018	127,154

National Fuel Gas Co.	1,109	83,397

New Jersey Resources Corp.	1,217	58,878

NextEra Energy, Inc.	949	66,591

ONE Gas, Inc.	1,013	76,127

	Number of Shares	Value $

Spire, Inc.	926	71,172

UGI Corp.	3,975	135,786

(Cost $897,944)		980,540

TOTAL COMMON STOCKS

(Cost $5,083,683)		5,377,485

EXCHANGE-TRADED FUNDS — 0.5%

ProShares S&P 500 Dividend Aristocrats ETF	41	4,266

Xtrackers S&P 500 Scored & Screened ETF (a)	375	20,081

Xtrackers S&P 500 Value Scored & Screened ETF (a)	25	832

(Cost $25,011)		25,179

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 4.30% (b)
(Cost $473)	473	473

TOTAL INVESTMENTS — 99.8%

(Cost $5,109,167)		5,403,137

Other assets and liabilities, net — 0.2%		12,192

NET ASSETS — 100.0%		5,415,329

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025

EXCHANGE-TRADED FUNDS —0.4%

Xtrackers S&P 500 Scored & Screened ETF (a)

—	36,449	(16,134)	(128)	(106)	67	—	375	20,081

Xtrackers S&P 500 Value Scored & Screened ETF (a)

—	4,975	(3,920)	(226)	3	29	—	25	832

CASH EQUIVALENTS — 0.0%

DWS Government Money Market Series “Institutional Shares”, 4.30% (b)

2,341	132,297	(134,165)	—	—	131	—	473	473

2,341	173,721	(154,219)	(354)	(103)	227	—	873	21,386

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.

14  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P Dividend Aristocrats Screened ETF (Continued)

February 28, 2025 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$5,377,485	$—	$—	$5,377,485

Exchange-Traded Funds	25,179	—	—	25,179

Short-Term Investments (a)	473	—	—	473

TOTAL	$5,403,137	$—	$—	$5,403,137

(a)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.

DBX ETF Trust  |  15

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF

February 28, 2025 (Unaudited)

	Number of Shares	Value $

COMMON STOCKS — 98.1%

Communication Services — 0.8%

Frontier Communications Parent, Inc. *	826	29,728

Nexstar Media Group, Inc.	114	19,283

ZoomInfo Technologies, Inc. *	1,050	12,243

(Cost $57,083)		61,254

Consumer Discretionary — 14.5%

Aramark	986	36,531

Autoliv, Inc.	283	27,550

AutoNation, Inc. *	99	18,055

Boyd Gaming Corp.	248	18,912

Brunswick Corp.	245	14,908

Burlington Stores, Inc. *	237	59,091

Capri Holdings Ltd. *	439	9,649

Choice Hotels International, Inc.	88	12,610

Churchill Downs, Inc.	288	34,128

Dick’s Sporting Goods, Inc.	218	49,072

Floor & Decor Holdings, Inc., Class A *	410	39,618

Gap, Inc.	853	19,286

Goodyear Tire & Rubber Co. *	1,065	10,064

Grand Canyon Education, Inc. *	107	19,241

H&R Block, Inc.	518	28,236

Harley-Davidson, Inc.	427	11,000

Hyatt Hotels Corp., Class A	159	22,411

KB Home	269	16,409

Lear Corp.	210	19,738

Lithia Motors, Inc.	101	34,788

Macy’s, Inc.	1,028	14,752

Marriott Vacations Worldwide Corp.	118	8,902

Nordstrom, Inc.	384	9,327

Penske Automotive Group, Inc.	68	11,474

Planet Fitness, Inc., Class A *	320	29,616

Polaris, Inc.	191	8,580

PVH Corp.	212	15,866

Service Corp. International	553	44,793

Somnigroup International, Inc.	658	42,033

Taylor Morrison Home Corp. *	390	24,040

Texas Roadhouse, Inc.	254	46,759

Thor Industries, Inc.	200	19,878

Toll Brothers, Inc.	388	43,316

TopBuild Corp. *	110	33,703

Travel + Leisure Co.	257	14,346

Under Armour, Inc., Class A *	669	4,556

Under Armour, Inc., Class C *	529	3,359

Valvoline, Inc. *	483	17,813

Visteon Corp. *	99	8,585

Wendy’s Co.	654	10,137

	Number of Shares	Value $

Whirlpool Corp.	210	21,376

Williams-Sonoma, Inc.	482	93,788

Wyndham Hotels & Resorts, Inc.	294	31,849

(Cost $1,003,897)		1,060,145

Consumer Staples — 3.8%

BJ’s Wholesale Club Holdings, Inc. *	499	50,529

Coty, Inc., Class A *	1,325	7,539

Darling Ingredients, Inc. *	596	21,510

elf Beauty, Inc. *	213	14,963

Ingredion, Inc.	247	32,261

Pilgrim’s Pride Corp. *	158	8,594

Post Holdings, Inc. *	179	20,318

Sprouts Farmers Market, Inc. *	379	56,243

US Foods Holding Corp. *	880	63,078

(Cost $239,678)		275,035

Energy — 5.0%

Antero Midstream Corp.	1,278	21,662

Antero Resources Corp. *	1,124	41,251

Civitas Resources, Inc.	340	13,035

CNX Resources Corp. *	572	16,531

DT Midstream, Inc.	370	35,553

Expand Energy Corp.	791	78,214

HF Sinclair Corp.	612	21,585

Murphy Oil Corp.	535	14,172

NOV, Inc.	1,454	21,694

Ovintiv, Inc.	991	43,069

Range Resources Corp.	906	33,631

Valaris Ltd. *	254	9,068

Weatherford International PLC	276	17,087

(Cost $381,386)		366,552

Financials — 19.6%

Affiliated Managers Group, Inc.	112	19,135

Ally Financial, Inc.	1,033	38,324

Annaly Capital Management, Inc. REIT	2,109	46,314

Associated Banc-Corp.	614	15,258

Bank OZK	399	19,156

Brighthouse Financial, Inc. *	226	13,404

Cadence Bank	686	22,748

CNO Financial Group, Inc.	389	16,217

Columbia Banking System, Inc.	795	21,250

Commerce Bancshares, Inc.	461	29,988

Cullen/Frost Bankers, Inc.	242	33,161

East West Bancorp, Inc.	528	49,859

Equitable Holdings, Inc.	1,183	65,089

Essent Group Ltd.	408	23,509

Euronet Worldwide, Inc. *	156	15,984

Evercore, Inc., Class A	136	32,885

Federated Hermes, Inc.	290	11,238

Fidelity National Financial, Inc.	979	63,175

See Notes to Financial Statements.

16  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

First American Financial Corp.	385	25,291

First Horizon Corp.	2,022	43,554

Flagstar Financial, Inc.	1,127	13,524

FNB Corp.	1,351	20,049

Glacier Bancorp, Inc.	422	20,611

Hanover Insurance Group, Inc.	136	23,192

Janus Henderson Group PLC	484	20,425

Jefferies Financial Group, Inc.	620	41,044

MGIC Investment Corp.	967	23,798

Old National Bancorp.	1,207	28,666

Pinnacle Financial Partners, Inc.	294	33,592

Primerica, Inc.	128	37,120

Reinsurance Group of America, Inc.	251	50,875

RenaissanceRe Holdings Ltd.	195	46,336

RLI Corp.	317	24,121

SEI Investments Co.	369	29,538

Selective Insurance Group, Inc.	235	20,221

SLM Corp.	791	23,880

Starwood Property Trust, Inc. REIT	1,227	25,178

Stifel Financial Corp.	385	40,883

Synovus Financial Corp.	547	28,378

Texas Capital Bancshares, Inc. *	181	14,328

UMB Financial Corp.	258	28,465

Unum Group	643	52,912

Valley National Bancorp	1,762	17,338

Voya Financial, Inc.	365	26,375

Webster Financial Corp.	655	36,890

Western Union Co.	1,295	14,025

WEX, Inc. *	149	23,408

Wintrust Financial Corp.	252	31,366

Zions Bancorp NA	550	29,722

(Cost $1,243,911)		1,431,799

Health Care — 7.1%

Acadia Healthcare Co., Inc. *	355	10,643

Amedisys, Inc. *	127	11,684

Cytokinetics, Inc. *	441	20,286

Doximity, Inc., Class A *	485	34,192

Encompass Health Corp.	380	38,053

Envista Holdings Corp. *	644	12,867

Exelixis, Inc. *	1,075	41,592

Haemonetics Corp. *	191	12,510

Halozyme Therapeutics, Inc. *	480	28,392

HealthEquity, Inc. *	331	36,331

Jazz Pharmaceuticals PLC *	233	33,442

Lantheus Holdings, Inc. *	265	24,862

LivaNova PLC *	204	8,493

Neogen Corp. *	764	7,678

Neurocrine Biosciences, Inc. *	380	45,114

Option Care Health, Inc. *	627	21,005

	Number of Shares	Value $

Repligen Corp. *	200	31,852

Tenet Healthcare Corp. *	361	45,699

United Therapeutics Corp. *	169	54,088

(Cost $487,229)		518,783

Industrials — 19.5%

Acuity Brands, Inc.	115	34,170

Advanced Drainage Systems, Inc. (a)	264	29,407

AGCO Corp.	231	22,400

Avis Budget Group, Inc. *	66	5,215

Brink’s Co.	170	15,987

Carlisle Cos., Inc.	171	58,270

Chart Industries, Inc. *	163	31,060

Clean Harbors, Inc. *	190	40,574

Comfort Systems USA, Inc.	136	49,413

Concentrix Corp.	183	8,264

Crane Co.	188	30,642

Donaldson Co., Inc.	457	31,574

EMCOR Group, Inc.	174	71,150

EnerSys	153	15,528

Esab Corp.	212	26,564

ExlService Holdings, Inc. *	607	29,409

Flowserve Corp.	504	27,740

Fortune Brands Innovations, Inc.	463	29,965

FTI Consulting, Inc. *	133	22,025

GATX Corp.	133	22,218

Genpact Ltd.	618	32,890

GXO Logistics, Inc. *	444	17,502

Insperity, Inc.	136	11,964

ITT, Inc.	309	43,643

Kirby Corp. *	218	22,720

Knight-Swift Transportation Holdings, Inc.	615	31,021

Landstar System, Inc.	133	21,120

Lincoln Electric Holdings, Inc.	214	44,232

ManpowerGroup, Inc.	174	10,028

MasTec, Inc. *	233	30,427

Maximus, Inc.	228	14,866

MSA Safety, Inc.	148	24,228

MSC Industrial Direct Co., Inc., Class A	170	13,661

nVent Electric PLC	620	37,411

Owens Corning	328	50,525

Regal Rexnord Corp.	250	32,350

Ryder System, Inc.	161	26,480

Sensata Technologies Holding PLC	563	16,242

Simpson Manufacturing Co., Inc.	157	25,811

Terex Corp.	252	10,256

Tetra Tech, Inc.	1,022	29,832

Timken Co.	248	20,088

Toro Co.	394	31,603

See Notes to Financial Statements.

DBX ETF Trust  |  17

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

Trex Co., Inc. *	412	25,416

Valmont Industries, Inc.	75	26,128

Watsco, Inc.	131	66,067

Watts Water Technologies, Inc., Class A	103	22,102

WESCO International, Inc.	170	30,680

XPO, Inc. *	444	54,594

(Cost $1,385,103)		1,425,462

Information Technology — 9.7%

Allegro MicroSystems, Inc. *	493	10,994

Amkor Technology, Inc.	426	8,989

Arrow Electronics, Inc. *	199	21,506

ASGN, Inc. *	167	11,252

Avnet, Inc.	340	17,184

Belden, Inc.	158	17,385

Blackbaud, Inc. *	149	9,849

Ciena Corp. *	547	43,525

Cirrus Logic, Inc. *	206	21,467

Coherent Corp. *	586	44,061

Commvault Systems, Inc. *	166	28,313

Dolby Laboratories, Inc., Class A	224	18,281

Dropbox, Inc., Class A *	840	21,823

Dynatrace, Inc. *	1,137	65,093

Kyndryl Holdings, Inc. *	887	33,777

Littelfuse, Inc.	96	22,283

Lumentum Holdings, Inc. *	259	18,215

MACOM Technology Solutions Holdings, Inc. *	224	25,908

Manhattan Associates, Inc. *	233	41,213

Novanta, Inc. *	133	19,237

Onto Innovation, Inc. *	186	27,093

Power Integrations, Inc.	220	13,376

Pure Storage, Inc., Class A *	1,175	61,652

Rambus, Inc. *	399	22,300

Silicon Laboratories, Inc. *	120	16,836

Synaptics, Inc. *	151	9,987

Teradata Corp. *	346	8,249

Universal Display Corp.	165	25,347

Vontier Corp.	574	21,439

(Cost $699,238)		706,634

Materials — 7.4%

Alcoa Corp.	968	32,186

AptarGroup, Inc.	254	37,275

Arcadium Lithium PLC *	4,096	23,921

Ashland, Inc.	189	11,495

Avient Corp.	342	14,627

Axalta Coating Systems Ltd. *	811	29,366

Berry Global Group, Inc.	433	31,250

Cabot Corp.	208	17,888

Cleveland-Cliffs, Inc. *	1,881	20,390

Commercial Metals Co.	433	20,975

	Number of Shares	Value $

Crown Holdings, Inc.	450	40,334

Eagle Materials, Inc.	128	28,955

Graphic Packaging Holding Co.	1,175	31,349

Greif, Inc., Class A	90	5,153

Louisiana-Pacific Corp.	238	23,721

Royal Gold, Inc.	249	36,603

RPM International, Inc.	490	60,706

Scotts Miracle-Gro Co.	165	9,664

Sonoco Products Co.	365	17,454

United States Steel Corp.	844	33,946

Westlake Corp.	128	14,374

(Cost $564,157)		541,632

Real Estate — 8.5%

Agree Realty Corp. REIT	389	28,708

American Homes 4 Rent, Class A REIT	1,207	44,671

Brixmor Property Group, Inc. REIT	1,151	32,182

COPT Defense Properties REIT	435	11,758

Cousins Properties, Inc. REIT	634	19,229

CubeSmart REIT	860	35,501

EastGroup Properties, Inc. REIT	187	34,193

Equity LifeStyle Properties, Inc. REIT	719	49,309

Healthcare Realty Trust, Inc. REIT	1,358	23,263

Jones Lang LaSalle, Inc. *	178	48,397

Kilroy Realty Corp. REIT	409	14,601

Kite Realty Group Trust REIT	825	18,917

NNN REIT, Inc. REIT	719	30,522

Omega Healthcare Investors, Inc. REIT	1,016	37,430

Park Hotels & Resorts, Inc. REIT	794	9,750

PotlatchDeltic Corp. REIT	273	12,675

Rayonier, Inc. REIT	543	14,384

Rexford Industrial Realty, Inc. REIT	828	34,213

Sabra Health Care REIT, Inc. REIT	902	14,982

STAG Industrial, Inc. REIT	705	25,366

Vornado Realty Trust REIT	634	26,653

WP Carey, Inc. REIT	829	53,230

(Cost $608,925)		619,934

Utilities — 2.2%

Essential Utilities, Inc.	948	36,005

National Fuel Gas Co.	346	26,019

New Jersey Resources Corp.	373	18,046

ONE Gas, Inc.	214	16,082

Ormat Technologies, Inc.	218	15,225

Spire, Inc.	230	17,678

UGI Corp.	811	27,704

(Cost $147,874)		156,759

See Notes to Financial Statements.

18  |  DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

February 28, 2025 (Unaudited)

	Number of Shares	Value $

TOTAL COMMON STOCKS

(Cost $6,818,481)		7,163,989

EXCHANGE-TRADED FUNDS — 1.0%

iShares ESG Select Screened S&P Mid-Cap ETF	1,100	45,694

SPDR S&P MidCap 400 ETF Trust	45	25,461

(Cost $72,001)		71,155

SECURITIES LENDING COLLATERAL — 0.3%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c) (Cost $22,800)	22,800	22,800

	Number of Shares	Value $

CASH EQUIVALENTS — 0.8%

DWS Government Money Market Series “Institutional Shares”, 4.30% (b) (Cost $58,004)	58,004	58,004

TOTAL INVESTMENTS — 100.2%

(Cost $6,971,286)		7,315,948

Other assets and liabilities, net — (0.2%)		(14,082)

NET ASSETS — 100.0%		7,301,866

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:

Value ($) at 8/31/2024	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2025	Value ($) at 2/28/2025

SECURITIES LENDING COLLATERAL — 0.3%

DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.27% (b)(c)

11	22,789	(d)	—	—	—	6	—	22,800	22,800

CASH EQUIVALENTS — 0.8%

DWS Government Money Market Series “Institutional Shares”, 4.30% (b)

28,664	169,906		(140,566)	—	—	1,255	—	58,004	58,004

28,675	192,695		(140,566)	—	—	1,261	—	80,804	80,804

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $22,278, which is 0.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2025.

REIT:	Real Estate Investment Trust

At February 28, 2025, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount ($)	Contract Value ($)	Expiration Date	Unrealized Depreciation ($)

Micro E-mini S&P MidCap 400 Index	USD	2	62,490	61,994	3/21/2025	(496)

See Notes to Financial Statements.

DBX ETF Trust  |  19

Schedule of Investments

Xtrackers S&P MidCap 400 Scored & Screened ETF (Continued)

February 28, 2025 (Unaudited)

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (a)	$7,163,989	$—	$—	$7,163,989

Exchange-Traded Funds	71,155	—	—	71,155

Short-Term Investments (a)	80,804	—	—	80,804

TOTAL	$7,315,948	$—	$—	$7,315,948

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (b)
Futures Contracts	$(496)	$—	$—	$(496)

TOTAL	$(496)	$—	$—	$(496)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.

20  |  DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2025 (Unaudited)

	Xtrackers S&P		Xtrackers S&P	Xtrackers
	500 Growth	Xtrackers S&P	500 Value	S&P Dividend
	Scored &	500 Scored &	Scored &	Aristocrats
	Screened ETF	Screened ETF	Screened ETF	Screened ETF

Assets
Investment in non-affiliated securities at value	$15,981,746	$1,656,455,607	$7,977,536	$5,381,751
Investment in affiliated securities at value	—	—	—	20,913
Investment in DWS Government Money Market Series	5,532	2,489,417	9,356	473
Investment in DWS Government & Agency Securities Portfolio*	—	287,155	1,564	—
Deposit with broker for futures contracts	—	165,568	—	—
Receivables:
Investment securities sold	30,828	—	—	—
Variation margin on futures contracts	—	36,462	—	—
Dividends	8,510	1,648,849	9,858	12,802
Interest	33	7,399	12	12
Affiliated securities lending income	—	33	—	—
Total assets	$16,026,649	$1,661,090,490	$7,998,326	$5,415,951

Liabilities
Payable upon return of securities loaned	$—	$287,155	$1,564	$—
Payables:
Investment securities purchased	30,632	—	7,042	—
Investment advisory fees	1,896	128,566	928	622
Total liabilities	32,528	415,721	9,534	622
Net Assets, at value	$15,994,121	$1,660,674,769	$7,988,792	$5,415,329

Net Assets Consist of
Paid-in capital	$12,534,361	$1,393,050,526	$6,880,037	$5,323,203
Distributable earnings (loss)	3,459,760	267,624,243	1,108,755	92,126

Net Assets, at value	$15,994,121	$1,660,674,769	$7,988,792	$5,415,329
Number of Common Shares outstanding	350,001	31,000,001	240,001	200,001
Net Asset Value	$45.70	$53.57	$33.29	$27.08

Investment in non-affiliated securities at cost	$13,447,298	$1,379,191,318	$7,377,202	$5,087,678
Investment in affiliated securities at cost	$–	$–	$–	$21,016
Value of securities loaned	$—	$280,663	$1,529	$—
Investment in DWS Government Money Market Series at cost	$5,532	$2,489,417	$9,356	$473
Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$287,155	$1,564	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

DBX ETF Trust  |  21

Statements of Assets and Liabilities (Continued)

February 28, 2025 (Unaudited)

Xtrackers S&P MidCap 400 Scored & Screened ETF

Assets
Investment in non-affiliated securities at value	$7,235,144
Investment in DWS Government Money Market Series	58,004
Investment in DWS Government & Agency Securities Portfolio*	22,800
Deposit with broker for futures contracts	4,160
Receivables:
Variation margin on futures contracts	630
Dividends	4,578
Interest	208
Affiliated securities lending income	2
Total assets	$7,325,526

Liabilities
Payable upon return of securities loaned	$22,800
Payables:
Investment advisory fees	860
Total liabilities	23,660

Net Assets, at value	$7,301,866

Net Assets Consist of
Paid-in capital	$7,403,449
Distributable earnings (loss)	(101,583)

Net Assets, at value	$7,301,866
Number of Common Shares outstanding	240,001

Net Asset Value	$30.42

Investment in non-affiliated securities at cost	$6,890,482

Value of securities loaned	$22,278

Investment in DWS Government Money Market Series at cost	$58,004

Investment in DWS Government & Agency Securities Portfolio at cost*	$22,800

*	Represents collateral on securities loaned.

See Notes to Financial Statements.

22  |  DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2025 (Unaudited)

	Xtrackers S&P 500 Growth Scored & Screened ETF	Xtrackers S&P 500 Scored & Screened ETF	Xtrackers S&P 500 Value Scored & Screened ETF	Xtrackers S&P Dividend Aristocrats Screened ETF

Investment Income
Unaffiliated dividend income*	$57,514	$10,389,844	$84,185	$81,330
Affiliated dividend income	—	—	—	96
Income distributions from affiliated funds	204	69,048	150	131
Affiliated securities lending income	—	163	1	—
Total investment income	57,718	10,459,055	84,336	81,557

Expenses
Investment advisory fees	11,316	786,906	5,821	4,048
Other expenses	58	58	58	58
Total expenses	11,374	786,964	5,879	4,106
Less fees waived (see note 3):
Waiver	(4)	(1,449)	(3)	(7)
Net expenses	11,370	785,515	5,876	4,099
Net investment income (loss)	46,348	9,673,540	78,460	77,458

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(191,971)	(5,186,171)	87,968	(156,853)
Investments in affiliates	—	—	—	(354)
In-kind redemptions	1,286,711	20,884,415	477,730	274,648
Futures contracts	—	163,026	—	—
Net realized gain (loss)	1,094,740	15,861,270	565,698	117,441
Net change in unrealized appreciation (depreciation) on:
Investments	(63,116)	33,949,178	(234,849)	(256,752)
Investments in affiliates	—	—	—	(103)
Futures contracts	—	(138,210)	—	—
Net change in unrealized appreciation (depreciation)	(63,116)	33,810,968	(234,849)	(256,855)
Net realized and unrealized gain (loss) on investments and futures	1,031,624	49,672,238	330,849	(139,414)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,077,972	$59,345,778	$409,309	$(61,956)

* Unaffiliated foreign tax withheld	$—	$—	$10	$—

See Notes to Financial Statements.

DBX ETF Trust  |  23

Statements of Operations (Continued)

For the Six Months Ended February 28, 2025 (Unaudited)

Xtrackers
S&P MidCap
400 Scored &
Screened ETF

Investment Income
Unaffiliated dividend income	$56,117
Income distributions from affiliated funds	1,255
Affiliated securities lending income	6
Total investment income	57,378

Expenses
Investment advisory fees	5,321
Other expenses	58
Total expenses	5,379
Less fees waived (see note 3):
Waiver	(27)
Net expenses	5,352
Net investment income (loss)	52,026

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(23,434)
In-kind redemptions	87,468
Futures contracts	468

Net realized gain (loss)	64,502

Net change in unrealized appreciation (depreciation) on:
Investments	(168,777)
Futures contracts	(1,877)
Net change in unrealized appreciation (depreciation)	(170,654)
Net realized and unrealized gain (loss) on investments and futures	(106,152)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(54,126)

See Notes to Financial Statements.

24  |  DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers S&P 500 Growth Scored & Screened ETF		Xtrackers S&P 500 Scored & Screened ETF

	For the Six		For the Six
	Months Ended		Months Ended
	February 28,		February 28,
	2025	Year Ended	2025	Year Ended
	(Unaudited)	August 31, 2024	(Unaudited)	August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$46,348	$63,277	$9,673,540	$14,202,455
Net realized gain (loss)	1,094,740	719,864	15,861,270	39,561,461
Net change in net unrealized appreciation (depreciation)	(63,116)	1,494,326	33,810,968	198,939,784
Net increase (decrease) in net assets resulting from operations	1,077,972	2,277,467	59,345,778	252,703,700
Distributions to Shareholders	(49,388)	(62,788)	(9,997,134)	(13,345,373)
Fund Shares Transactions
Proceeds from shares sold	5,312,853	7,653,913	254,578,337	520,593,214
Value of shares redeemed	(3,164,508)	(3,618,529)	(56,368,693)	(231,988,742)
Net increase (decrease) in net assets resulting from fund share transactions	2,148,345	4,035,384	198,209,644	288,604,472
Total net increase (decrease) in Net Assets	3,176,929	6,250,063	247,558,288	527,962,799
Net Assets
Beginning of period	12,817,192	6,567,129	1,413,116,481	885,153,682
End of period	$15,994,121	$12,817,192	$1,660,674,769	$1,413,116,481

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	200,001	27,300,001	21,400,001
Shares sold	120,000	200,000	4,750,000	11,000,000
Shares redeemed	(70,000)	(100,000)	(1,050,000)	(5,100,000)
Shares outstanding, end of period	350,001	300,001	31,000,001	27,300,001

See Notes to Financial Statements.

DBX ETF Trust  |  25

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P 500 Value Scored & Screened ETF		Xtrackers S&P Dividend Aristocrats Screened ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	For the Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$78,460	$119,508	$77,458	$138,708
Net realized gain (loss)	565,698	545,903	117,441	(16,614)
Net change in net unrealized appreciation (depreciation)	(234,849)	514,753	(256,855)	560,820
Net increase (decrease) in net assets resulting from operations	409,309	1,180,164	(61,956)	682,914
Distributions to Shareholders	(81,280)	(112,622)	(84,485)	(135,267)

Fund Shares Transactions
Proceeds from shares sold	2,591,202	2,852,603	1,051,641	1,270,790
Value of shares redeemed	(1,322,099)	(2,846,044)	(1,059,557)	(1,259,701)
Net increase (decrease) in net assets resulting from fund share transactions	1,269,103	6,559	(7,916)	11,089
Total net increase (decrease) in Net Assets	1,597,132	1,074,101	(154,357)	558,736

Net Assets
Beginning of period	6,391,660	5,317,559	5,569,686	5,010,950
End of period	$7,988,792	$6,391,660	$5,415,329	$5,569,686

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	200,001	200,001	200,001
Shares sold	80,000	100,000	40,000	50,000
Shares redeemed	(40,000)	(100,000)	(40,000)	(50,000)
Shares outstanding, end of period	240,001	200,001	200,001	200,001

See Notes to Financial Statements.

26  |  DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P MidCap 400 Scored & Screened ETF
	For the Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$52,026	$124,486
Net realized gain (loss)	64,502	1,553,881
Net change in net unrealized appreciation (depreciation)	(170,654)	(277,304)
Net increase (decrease) in net assets resulting from operations	(54,126)	1,401,063
Distributions to Shareholders	(62,640)	(136,516)

Fund Shares Transactions
Proceeds from shares sold	1,624,954	2,870,020
Value of shares redeemed	(319,388)	(9,974,426)
Net increase (decrease) in net assets resulting from fund share transactions	1,305,566	(7,104,406)
Total net increase (decrease) in Net Assets	1,188,800	(5,839,859)

Net Assets
Beginning of period	6,113,066	11,952,925
End of period	$7,301,866	$6,113,066

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,001	450,001
Shares sold	50,000	100,000
Shares redeemed	(10,000)	(350,000)
Shares outstanding, end of period	240,001	200,001

See Notes to Financial Statements.

DBX ETF Trust  |  27

Financial Highlights

Xtrackers S&P 500 Growth Scored & Screened ETF

	For the Six Months Ended 2/28/2025 (Unaudited)		Year Ended 8/31/2024	Period Ended 8/31/2023(a)

Selected Per Share Data

Net Asset Value, beginning of period	$42.72		$32.84	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.14		0.28	0.26

Net realized and unrealized gain (loss)	2.98		9.90	7.77

Total from investment operations	3.12		10.18	8.03

Less distributions from:

Net investment income	(0.14)		(0.30)	(0.19)

Total from distributions	(0.14)		(0.30)	(0.19)

Net Asset Value, end of period	$45.70		$42.72	$32.84

Total Return (%)(c)	7.30	**	31.22	32.23	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	16		13	7

Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	*

Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	*

Ratio of net investment income (loss) (%)	0.61	*	0.75	1.11	*

Portfolio turnover rate (%)(d)	30	**	54	57	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

28  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 Scored & Screened ETF

	For the Six Months Ended 2/28/2025 (Unaudited)		Years Ended August 31,
			2024	2023	2022	2021	2020

Selected Per Share Data

Net Asset Value, beginning of period	$51.76		$41.36	$35.61	$39.93	$31.08	$25.30

Income (loss) from investment operations:
Net investment income (loss)(a)	0.33		0.61	0.60	0.53	0.49	0.50
Net realized and unrealized gain (loss)	1.82		10.38	5.72	(4.32)	8.79	5.85
Total from investment operations	2.15		10.99	6.32	(3.79)	9.28	6.35

Less distributions from:
Net investment income	(0.34)		(0.59)	(0.57)	(0.53)	(0.43)	(0.57)
Total from distributions	(0.34)		(0.59)	(0.57)	(0.53)	(0.43)	(0.57)

Net Asset Value, end of period	$53.57		$51.76	$41.36	$35.61	$39.93	$31.08
Total Return (%)(b)	4.16	**	26.79	17.99	(9.59)	30.16	25.71

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	1,661		1,413	885	748	745	270
Ratio of expenses before fee waiver (%)	0.10	*	0.11	0.11	0.11	0.11	0.11
Ratio of expenses after fee waiver (%)	0.10	*	0.10	0.10	0.10	0.10	0.11
Ratio of net investment income (loss) (%)	1.23	*	1.34	1.63	1.37	1.41	1.86
Portfolio turnover rate (%)(c)	1	**	11	9	6	13	11

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  29

Financial Highlights (Continued)

Xtrackers S&P 500 Value Scored & Screened ETF

	For the Six Months Ended 2/28/2025 (Unaudited)		Year Ended 8/31/2024	Period Ended 8/31/2023(a)

Selected Per Share Data

Net Asset Value, beginning of period	$31.96		$26.59	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.32		0.60	0.47
Net realized and unrealized gain (loss)	1.37		5.30	1.48
Total from investment operations	1.69		5.90	1.95

Less distributions from:
Net investment income	(0.36)		(0.53)	(0.36)
Total from distributions	(0.36)		(0.53)	(0.36)

Net Asset Value, end of period	$33.29		$31.96	$26.59
Total Return (%)(c)	5.34	**	22.45	7.91	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	8		6	5
Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	*
Ratio of net investment income (loss) (%)	2.02	*	2.08	2.23	*
Portfolio turnover rate (%)(d)	22	**	42	66	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

30  |  DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P Dividend Aristocrats Screened ETF

	For the Six Months Ended 2/28/2025 (Unaudited)		Year Ended 8/31/2024	Period Ended 8/31/2023(a)

Selected Per Share Data

Net Asset Value, beginning of period	$27.85		$25.05	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.39		0.69	0.56
Net realized and unrealized gain (loss)	(0.74)		2.79	(0.07)
Total from investment operations	(0.35)		3.48	0.49

Less distributions from:
Net investment income	(0.42)		(0.68)	(0.44)
Total from distributions	(0.42)		(0.68)	(0.44)

Net Asset Value, end of period	$27.08		$27.85	$25.05
Total Return (%)(c)	(1.23	)**	14.15	1.99	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	5		6	5
Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	*
Ratio of net investment income (loss) (%)	2.87	*	2.74	2.74	*
Portfolio turnover rate (%)(d)	26	**	36	29	**

(a)	For the period November 9, 2022 (commencement of operations) through August 31, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

DBX ETF Trust  |  31

Financial Highlights (Continued)

Xtrackers S&P MidCap 400 Scored & Screened ETF

	For the Six		Years Ended August 31,
	Months
	Ended
	2/28/2025 (Unaudited)		2024	2023	2022	Period Ended 8/31/2021(a)

Selected Per Share Data

Net Asset Value, beginning of period	$30.57		$26.56	$24.46	$27.39	$25.00

Income (loss) from investment operations:

Net investment income (loss)(b)	0.23		0.38	0.37	0.32	0.14

Net realized and unrealized gain (loss)	(0.10)		4.02	2.09	(2.94)	2.33

Total from investment operations	0.13		4.40	2.46	(2.62)	2.47

Less distributions from:

Net investment income	(0.28)		(0.39)	(0.36)	(0.31)	(0.08)

Total from distributions	(0.28)		(0.39)	(0.36)	(0.31)	(0.08)

Net Asset Value, end of period	$30.42		$30.57	$26.56	$24.46	$27.39

Total Return (%)(c)	0.44	**	16.70	10.18	(9.64)	9.92	**

Ratios to Average Net Assets and Supplemental Data

Net Assets, end of period ($ millions)	7		6	12	11	11

Ratio of expenses before fee waiver (%)	0.15	*	0.15	0.15	0.15	0.15	*

Ratio of expenses after fee waiver (%)	0.15	*	0.15	0.15	0.15	0.15	*

Ratio of net investment income (loss) (%)	1.47	*	1.38	1.45	1.24	1.00	*

Portfolio turnover rate (%)(d)	4	**	35	39	41	27	**

(a)	For the period February 24, 2021 (commencement of operations) through August 31, 2021.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.

32  |  DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2025, the Trust consists of forty investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers S&P 500 Growth Scored & Screened ETF

Xtrackers S&P 500 Scored & Screened ETF

Xtrackers S&P 500 Value Scored & Screened ETF

Xtrackers S&P Dividend Aristocrats Screened ETF

Xtrackers S&P MidCap 400 Scored & Screened ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P MidCap 400 Scored & Screened ETF offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Xtrackers S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Value Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF offers shares that are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 10,000 shares except for Xtrackers S&P 500 Scored & Screened ETF which lots consist of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers S&P 500 Growth Scored & Screened ETF (formerly Xtrackers S&P 500 Growth ESG ETF)*	S&P 500 Growth Scored & Screened Index (formerly S&P 500 Growth ESG Index)*
Xtrackers S&P 500 Scored & Screened ETF (formerly Xtrackers S&P 500 ESG ETF)*	S&P 500 Scored & Screened Index (formerly S&P 500 ESG Index)*
Xtrackers S&P 500 Value Scored & Screened ETF (formerly Xtrackers S&P 500 Value ESG ETF)*	S&P 500 Value Scored & Screened Index (formerly S&P 500 Value ESG Index)*
Xtrackers S&P Dividend Aristocrats Screened ETF (formerly Xtrackers S&P ESG Dividend Aristocrats ETF)*	S&P High Yield Dividend Aristocrats Screened Index (formerly S&P ESG High Yield Dividend Aristocrats Index)*
Xtrackers S&P MidCap 400 Scored & Screened ETF (formerly Xtrackers S&P MidCap 400 ESG ETF)*	S&P MidCap 400 Scored & Screened Index (formerly S&P MidCap 400 ESG Index)*

* Effective February 10, 2025, S&P Dow Jones Indices LLC (the Index Provider) changed the name of the Fund’s Underlying Index. At such time, the Fund also changed its name. There was no change to the index methodology of the Fund’s Underlying Index and no changes in the investment policies of the Fund. The Fund will continue to seek investment results that correspond generally to the performance, before fees and expenses, of its Underlying Index. The Fund’s Ticker symbol remains the same.

S&P 500 Growth Scored & Screened Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (ESG) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Growth Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. In addition, the Underlying Index reweights quarterly after the close of business on the last working day of July, October and January. The Fund rebalances/reweights its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance/ reweighting schedule will result in corresponding changes to the Fund’s rebalance/reweighting schedule.

DBX ETF Trust  | 33

S&P 500 Scored & Screened Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P 500 Value Scored & Screened Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (ESG) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Value Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. In addition, the Underlying Index reweights quarterly after the close of business on the last working day of July, October and January. The Fund rebalances/reweights its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance/reweighting schedule will result in corresponding changes to the Fund’s rebalance/reweighting schedule.

S&P High Yield Dividend Aristocrats Screened Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats Index measures the performance of companies within the S&P Composite 1500 Index that have followed a policy of consistently increasing dividends every year for at least 20 years. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of January. Constituent weights are updated quarterly after the close of the last business day in April, July and October. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P MidCap 400 Scored & Screened Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between its respective index provider and DBX. There is no direct charge to the Funds in connection with these licensing agreements.

Xtrackers S&P MidCap 400 Scored & Screened ETF is a diversified series of the Trust. Xtrackers S&P 500 Growth Scored & Screened ETF , Xtrackers S&P 500 Scored & Screened ETF, Xtrackers S&P 500 Value Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF are non-diversified and are not limited by the 1940 Act with regard to the percentage of their assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

34  |  DBX ETF Trust

Security Valuation The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

The Funds’ Board has designated the Advisor as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Investment Transactions and Investment Income. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders. It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to

DBX ETF Trust  |  35

shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended August 31, 2024 (or since the Fund’s inception if the Fund commenced operations less than four years prior to August 31, 2024), remains subject to examination by taxing authorities.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2025, the Funds did not incur any interest or penalties.

At August 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers S&P 500 Growth Scored & Screened ETF	$60,669	$22,366	$83,035
Xtrackers S&P 500 Scored & Screened ETF	4,827,577	9,780,992	14,608,569
Xtrackers S&P 500 Value Scored & Screened ETF	6,519	45,317	51,836
Xtrackers S&P Dividend Aristocrats Screened ETF	117,488	182,720	300,208
Xtrackers S&P MidCap 400 Scored & Screened ETF	86,883	361,471	448,354

As of August 31, 2024, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or depreciation and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

		Net Unrealized	Aggregate Gross	Aggregate Gross
		Appreciation	Unrealized	Unrealized
	Aggregate Tax Cost	(Depreciation)	Appreciation	(Depreciation)
Xtrackers S&P 500 Growth Scored & Screened ETF	$10,312,465	$2,499,539	$2,572,319	$(72,780)
Xtrackers S&P 500 Scored & Screened ETF	1,182,183,809	229,436,990	268,421,487	(38,984,497)
Xtrackers S&P 500 Value Scored & Screened ETF	5,579,091	804,876	969,909	(165,033)
Xtrackers S&P Dividend Aristocrats Screened ETF	5,050,932	510,484	704,178	(193,694)
Xtrackers S&P MidCap 400 Scored & Screened ETF	5,666,329	441,295	837,757	(396,462)

Securities Lending. National Financial Services LLC (Fidelity Agency Lending) serves as securities lending agent for Xtrackers S&P MidCap 400 Scored & Screened ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. Deutsche Bank AG serves as securities lending agent for S&P 500 Growth Scored & Screened ETF, Xtrackers S&P 500 Scored & Screened ETF, Xtrackers Xtrackers S&P 500 Value Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF and lends securities to certain financial institutions under the terms of its securities lending agreements. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2025, the Funds invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of February 28, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a securities lending agent. Either the Funds or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that

36  |  DBX ETF Trust

the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2025, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2025
	Overnight		Between
	and		30 & 90
Securities Lending Transactions	Continuous	<30 Days	Days	>90 Days	Total
Xtrackers S&P 500 Scored & Screened ETF
Common Stocks	$287,155	$—	$—	$—	$287,155
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$287,155
Xtrackers S&P 500 Value Scored & Screened ETF
Common Stocks	$1,564	$—	$—	$—	$1,564
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$1,564
Xtrackers S&PMidCap 400 Scored & Screened ETF
Common Stocks	$22,800	$—	$—	$—	$22,800
Gross amount of recognized liabilities and cash collateral for securities lending transactions					$22,800

As of February 28, 2025, Xtrackers S&P 500 Growth Scored & Screened ETF and Xtrackers S&P Dividend Aristocrats Screened ETF had no securities on loan.

Derivatives

Futures Contracts. Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2025, Xtrackers S&P 500 Scored & Screened ETF and Xtrackers S&P MidCap 400 Scored & Screened ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2025 is included in a table following the Funds’ Schedule of Investments.

DBX ETF Trust  |  37

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives	Liability Derivatives

Xtrackers S&P 500 Scored & Screened ETF
Equity contracts	Unrealized appreciation on futures contracts*	Unrealized depreciation on futures contracts*	$48,630

	Total	Total	$48,630

Xtrackers S&P MidCap 400 Scored & Screened ETF
Equity contracts	Unrealized appreciation on futures contracts*	Unrealized depreciation on futures contracts*	$496

	Total	Total	$496

*

Futures contracts are reported in the table above using cumulative appreciation or cumulative depreciation of futures contracts, as reported in the futures contracts table following each Fund’s Schedule of Investments; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) variation margin on futures contracts.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:	Futures Contracts —Equity Contracts
Xtrackers S&P 500 Scored & Screened ETF	$163,026
Xtrackers S&P MidCap 400 Scored & Screened ETF	468

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts — Equity Contracts
Xtrackers S&P 500 Scored & Screened ETF	$(138,210)
Xtrackers S&P MidCap 400 Scored & Screened ETF	(1,877)

For the period ended February 28, 2025 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers S&P 500 Scored & Screened ETF	$3,040,854
Xtrackers S&P MidCap 400 Scored & Screened ETF	54,603

Cash. Cash consists of cash held at banks and is on deposit with major financial institutions.

Affiliated Cash Management Vehicles. The Funds may invest uninvested cash balances in DWS Government Money Market Series, an affiliated money market fund managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. DWS Government Money Market Series is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Funds indirectly bear their proportionate share of the expenses of their investment in DWS Government Money Market Series. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in DWS Government Money Market Series.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

38  |  DBX ETF Trust

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers S&P 500 Growth Scored & Screened ETF	0.15%
Xtrackers S&P 500 Scored & Screened ETF	0.10%
Xtrackers S&P 500 Value Scored & Screened ETF	0.15%
Xtrackers S&P Dividend Aristocrats Screened ETF	0.15%

Xtrackers S&P MidCap 400 Scored & Screened ETF	0.15%

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2025, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers S&P 500 Growth Scored & Screened ETF	$4
Xtrackers S&P 500 Scored & Screened ETF	1,449
Xtrackers S&P 500 Value Scored & Screened ETF	3
Xtrackers S&P Dividend Aristocrats Screened ETF	7
Xtrackers S&P MidCap 400 Scored & Screened ETF	27

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

Affiliated Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the fund listed below. For the period ended February 28, 2025, the Fund incurred securities lending agent fees to Deutsche Bank AG as follows:

Securities Lending Agent Fees
Xtrackers S&P 500 Scored & Screened ETF	$12

4. Investment Portfolio Transactions

For the period ended February 28, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers S&P 500 Growth Scored & Screened ETF	$4,561,558	$4,546,510
Xtrackers S&P 500 Scored & Screened ETF	21,767,044	21,713,094
Xtrackers S&P 500 Value Scored & Screened ETF	1,717,034	1,725,120
Xtrackers S&P Dividend Aristocrats Screened ETF	1,447,169	1,467,295
Xtrackers S&P MidCap 400 Scored & Screened ETF	293,026	336,351

DBX ETF Trust  |  39

For the period ended February 28, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers S&P 500 Growth Scored & Screened ETF	$ 5,312,924	$ 3,183,749
Xtrackers S&P 500 Scored & Screened ETF	254,459,944	56,232,966
Xtrackers S&P 500 Value Scored & Screened ETF	2,591,217	1,315,071
Xtrackers S&P Dividend Aristocrats Screened ETF	1,051,602	1,048,087
Xtrackers S&P MidCap 400 Scored & Screened ETF	1,624,975	319,385

5. Fund Share Transactions

As of February 28, 2025, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2025, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers S&P 500 Growth Scored & Screened ETF	45%
Xtrackers S&P 500 Value Scored & Screened ETF	71%
Xtrackers S&P Dividend Aristocrats Screened ETF	60%

40  |  DBX ETF Trust

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable. The Independent Trustees are paid by the Advisor out of the unitary advisory fee. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DBX ETF Trust

By (Signature and Title) /s/ Arne Noack
Arne Noack
Principal Executive Officer

Date May 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Arne Noack
Arne Noack
Principal Executive Officer

Date May 2, 2025

By (Signature and Title) /s/ Diane Kenneally
Diane Kenneally
Principal Financial Officer

Date May 2, 2025